UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-December 31, 2020

Item 1: Reports to Shareholders

Annual Report | December 31, 2020

Vanguard 500 Index Fund

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    For the 12 months ended December 31, 2020, returns for Vanguard 500 Index Fund ranged from 18.25% for Investor Shares to 18.40% for Institutional Select Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.

•    The period was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and initial distribution of vaccines, and the easing of some restrictions lifted investor sentiment, and stock markets hit highs in December. After an initial period of high volatility and low liquidity in the bond markets, yields fell and prices rose amid unprecedented actions taken by governments and central banks to blunt the virus’s economic impact.

•    Information technology, consumer discretionary, communication services, and health care stocks contributed most to returns; energy and financials detracted most.

•    For the ten years ended December 31, 2020, Investor, Admiral, and ETF Shares of the 500 Index Fund posted average annual returns of more than 13%. Institutional Select Shares recorded an annualized return of 16.77% since their 2016 inception.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16

CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended December 31, 2020

500 Index Fund	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,220.89	$0.78
ETF Shares	1,000.00	1,221.58	0.17
Admiral™ Shares	1,000.00	1,221.48	0.22
Institutional Select Shares	1,000.00	1,221.68	0.06
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.43	$0.71
ETF Shares	1,000.00	1,024.99	0.15
Admiral Shares	1,000.00	1,024.94	0.20
Institutional Select Shares	1,000.00	1,025.09	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Investor Shares	18.25%	15.07%	13.72%	$36,187
S&P 500 Index	18.40	15.22	13.88	36,700
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund ETF Shares Net Asset Value	18.35%	15.18%	13.85%	$36,578
500 Index Fund ETF Shares Market Price	18.40	15.19	13.85	36,571
S&P 500 Index	18.40	15.22	13.88	36,700
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

4

500 Index Fund

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Admiral Shares	18.37%	15.18%	13.85%	$36,580
S&P 500 Index	18.40	15.22	13.88	36,700
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
500 Index Fund Institutional Select Shares	18.40%	16.77%	$10,074,899,870
S&P 500 Index	18.40	16.77	10,075,241,767
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	16.98	10,156,825,677

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020

	One Year	Five Years	Ten Years
500 Index Fund ETF Shares Market Price	18.40%	102.80%	265.71%
500 Index Fund ETF Shares Net Asset Value	18.35	102.70	265.78
S&P 500 Index	18.40	103.04	267.00

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

5

500 Index Fund

Fund Allocation

As of December 31, 2020

Communication Services	10.8%
Consumer Discretionary	12.7
Consumer Staples	6.5
Energy	2.3
Financials	10.4
Health Care	13.5
Industrials	8.4
Information Technology	27.6
Materials	2.6
Real Estate	2.4
Utilities	2.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6

500 Index Fund

Financial Statements

Schedule of Investments

As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (10.7%)
*	Facebook Inc. Class A	48,218,605	13,171,394
*	Alphabet Inc. Class A	6,029,732	10,567,950
*	Alphabet Inc. Class C	5,823,113	10,201,395
*	Walt Disney Co.	36,312,260	6,579,055
	Verizon Communications Inc.	82,999,408	4,876,215
	Comcast Corp. Class A	91,569,386	4,798,236
*	Netflix Inc.	8,761,437	4,737,572
	AT&T Inc.	142,928,962	4,110,637
*	Charter Communications Inc. Class A	2,925,550	1,935,398
*	T-Mobile US Inc.	11,700,208	1,577,773
	Activision Blizzard Inc.	15,501,843	1,439,346
*	Twitter Inc.	15,952,376	863,821
	Electronic Arts Inc.	5,818,133	835,484
*	Take-Two Interactive Software Inc.	2,307,005	479,373
	ViacomCBS Inc. Class B	11,326,202	422,014
	Omnicom Group Inc.	4,306,228	268,579
*	Live Nation Entertainment Inc.	2,864,251	210,465
	Fox Corp. Class A	6,790,039	197,726
	CenturyLink Inc.	19,810,877	193,156
	News Corp. Class A	10,255,162	184,285
	Interpublic Group of Cos. Inc.	7,812,728	183,755
*	Discovery Communications Inc. Class C	6,281,977	164,525
*	DISH Network Corp. Class A	4,953,149	160,185
*,^	Discovery Inc. Class A	3,138,371	94,434
	Fox Corp. Class B	3,069,979	88,661
	News Corp. Class B	14,719	262
			68,341,696
Consumer Discretionary (12.7%)
*	Amazon.com Inc.	8,554,469	27,861,307
*	Tesla Inc.	15,210,431	10,733,545
	Home Depot Inc.	21,594,726	5,735,991
	NIKE Inc. Class B	25,169,594	3,560,742
	McDonald’s Corp.	14,945,347	3,206,973
	Starbucks Corp.	23,541,816	2,518,504
	Lowe’s Cos. Inc.	14,696,904	2,359,000
*	Booking Holdings Inc.	821,489	1,829,678
	Target Corp.	10,044,257	1,773,113
	TJX Cos. Inc.	24,081,990	1,644,559
	General Motors Co.	25,261,665	1,051,896
	Dollar General Corp.	4,913,876	1,033,388
	Ross Stores Inc.	7,140,670	876,946
*	Chipotle Mexican Grill Inc. Class A	561,166	778,175
	Aptiv plc	5,415,929	705,641
	Marriott International Inc. Class A	5,334,006	703,662
	Ford Motor Co.	78,365,401	688,832
	eBay Inc.	13,134,770	660,022
*	O’Reilly Automotive Inc.	1,453,077	657,619
	Yum! Brands Inc.	6,050,501	656,842
	Hilton Worldwide Holdings Inc.	5,564,511	619,108
*	AutoZone Inc.	464,831	551,029
	VF Corp.	6,415,069	547,911
*	Dollar Tree Inc.	4,716,931	509,617
	Best Buy Co. Inc.	4,622,515	461,281
	DR Horton Inc.	6,650,060	458,322
*	Etsy Inc.	2,529,144	449,960
	Lennar Corp. Class A	5,455,031	415,837
	Las Vegas Sands Corp.	6,587,653	392,624
	Expedia Group Inc.	2,726,527	360,992
	Garmin Ltd.	2,992,024	358,026
	Tractor Supply Co.	2,336,708	328,494
*	Ulta Beauty Inc.	1,129,974	324,483
	Carnival Corp.	14,922,435	323,220
	Darden Restaurants Inc.	2,611,077	311,032
*	CarMax Inc.	3,290,820	310,851

7

500 Index Fund

		Shares	Market Value• ($000)
	Domino’s Pizza Inc.	790,170	302,999
	Pool Corp.	805,448	300,029
	Genuine Parts Co.	2,893,559	290,600
*	NVR Inc.	70,112	286,047
	Tiffany & Co.	2,167,375	284,901
	Royal Caribbean Cruises Ltd.	3,734,653	278,941
	MGM Resorts International	8,222,088	259,078
	Hasbro Inc.	2,556,023	239,090
	PulteGroup Inc.	5,377,321	231,870
	Whirlpool Corp.	1,254,481	226,421
	Wynn Resorts Ltd.	1,947,316	219,716
	Advance Auto Parts Inc.	1,361,180	214,399
*	LKQ Corp.	5,617,619	197,965
	BorgWarner Inc.	4,905,948	189,566
	L Brands Inc.	4,687,695	174,335
	Tapestry Inc.	5,566,500	173,007
*	Mohawk Industries Inc.	1,200,253	169,176
*	Norwegian Cruise Line Holdings Ltd.	6,334,592	161,089
	Newell Brands Inc.	7,578,963	160,901
	PVH Corp.	1,427,281	134,007
	Leggett & Platt Inc.	2,661,122	117,888
	Hanesbrands Inc.	6,977,666	101,734
	Ralph Lauren Corp. Class A	965,991	100,212
	Gap Inc.	4,120,915	83,201
*	Under Armour Inc. Class A	3,784,616	64,982
*	Under Armour Inc. Class C	3,889,439	57,875
	Lennar Corp. Class B	76,975	4,711
			80,783,962
Consumer Staples (6.5%)
	Procter & Gamble Co.	49,736,248	6,920,302
	Coca-Cola Co.	77,578,598	4,254,410
	PepsiCo Inc.	27,719,739	4,110,837
	Walmart Inc.	27,808,054	4,008,531
	Costco Wholesale Corp.	8,850,361	3,334,639
	Philip Morris International Inc.	31,236,662	2,586,083
	Mondelez International Inc. Class A	28,686,124	1,677,278
	Altria Group Inc.	37,277,283	1,528,369
	Colgate-Palmolive Co.	17,192,459	1,470,127
	Estee Lauder Cos. Inc. Class A	4,543,746	1,209,500
	Kimberly-Clark Corp.	6,821,807	919,784
	Sysco Corp.	10,216,600	758,685
	Constellation Brands Inc. Class A	3,399,815	744,730
	General Mills Inc.	12,261,656	720,985
*	Monster Beverage Corp.	7,412,146	685,475
	Walgreens Boots Alliance Inc.	14,415,608	574,894
	Archer-Daniels-Midland Co.	11,159,582	562,555
	Clorox Co.	2,528,091	510,472
	McCormick & Co. Inc.	4,988,244	476,876
	Kroger Co.	14,530,313	461,483
	Hershey Co.	2,958,878	450,726
	Kraft Heinz Co.	12,997,616	450,497
	Church & Dwight Co. Inc.	4,982,787	434,649
	Tyson Foods Inc. Class A	5,898,881	380,124
	Conagra Brands Inc.	9,797,887	355,271
	Kellogg Co.	5,101,436	317,462
	Brown-Forman Corp. Class B	3,661,073	290,799
	J M Smucker Co.	2,288,225	264,519
	Hormel Foods Corp.	5,631,608	262,489
	Lamb Weston Holdings Inc.	2,935,277	231,124
	Campbell Soup Co.	4,063,163	196,454
	Molson Coors Beverage Co. Class B	3,769,018	170,322
			41,320,451
Energy (2.3%)
	Exxon Mobil Corp.	84,811,432	3,495,927
	Chevron Corp.	38,613,521	3,260,912
	ConocoPhillips	21,420,908	856,622
	Phillips 66	8,761,653	612,790
	Schlumberger Ltd.	27,924,426	609,590
	EOG Resources Inc.	11,701,070	583,532
	Marathon Petroleum Corp.	13,051,544	539,812
	Kinder Morgan Inc.	39,051,675	533,836
	Valero Energy Corp.	8,179,541	462,717
	Williams Cos. Inc.	20,743,674	415,911
	Pioneer Natural Resources Co.	3,297,615	375,565
	ONEOK Inc.	8,913,882	342,115
	Halliburton Co.	17,731,369	335,123
	Occidental Petroleum Corp.	16,810,527	290,990
	Hess Corp.	5,481,795	289,384
	Baker Hughes Co. Class A	13,757,419	286,842
	Concho Resources Inc.	3,937,658	229,762
	Diamondback Energy Inc.	3,170,740	153,464
	Cabot Oil & Gas Corp.	8,002,575	130,282
	Devon Energy Corp.	7,662,658	121,147
	Apache Corp.	7,561,859	107,303
	National Oilwell Varco Inc.	7,777,732	106,788

8

500 Index Fund

		Shares	Market Value• ($000)
	Marathon Oil Corp.	15,813,219	105,474
	TechnipFMC plc	8,462,514	79,548
	HollyFrontier Corp.	2,985,822	77,184
			14,402,620
Financials (10.4%)
*	Berkshire Hathaway Inc. Class B	38,473,241	8,920,790
	JPMorgan Chase & Co.	61,141,338	7,769,230
	Bank of America Corp.	152,694,938	4,628,184
	Citigroup Inc.	41,759,376	2,574,883
	Wells Fargo & Co.	82,929,140	2,502,801
	BlackRock Inc.	2,844,959	2,052,752
	Morgan Stanley	28,667,430	1,964,579
	Goldman Sachs Group Inc.	6,900,823	1,819,816
	Charles Schwab Corp.	29,919,922	1,586,953
	S&P Global Inc.	4,825,755	1,586,370
	American Express Co.	13,082,115	1,581,759
	Chubb Ltd.	9,053,600	1,393,530
	CME Group Inc.	7,200,435	1,310,839
	Intercontinental Exchange Inc.	11,258,072	1,297,943
	Truist Financial Corp.	27,041,051	1,296,078
	US Bancorp	27,497,877	1,281,126
	PNC Financial Services Group Inc.	8,498,953	1,266,344
	Marsh & McLennan Cos. Inc.	10,173,751	1,190,329
	Progressive Corp.	11,745,929	1,161,437
	Aon plc Class A	4,585,598	968,799
	Moody’s Corp.	3,239,455	940,219
	Capital One Financial Corp.	9,173,030	906,754
	MSCI Inc. Class A	1,662,710	742,450
	MetLife Inc.	15,341,468	720,282
	Travelers Cos. Inc.	5,080,825	713,195
	Bank of New York Mellon Corp.	16,349,924	693,891
	T. Rowe Price Group Inc.	4,541,882	687,596
	Allstate Corp.	6,098,615	670,421
	American International Group Inc.	17,279,859	654,215
	Prudential Financial Inc.	7,942,614	620,080
	Aflac Inc.	13,101,667	582,631
	Discover Financial Services	6,147,314	556,516
	Willis Towers Watson plc	2,586,594	544,944
	First Republic Bank	3,489,125	512,657
	Arthur J Gallagher & Co.	3,858,199	477,298
	Ameriprise Financial Inc.	2,366,433	459,869
	MarketAxess Holdings Inc.	761,429	434,441
	State Street Corp.	5,927,439	431,399
*	SVB Financial Group	1,038,978	402,947
	Fifth Third Bancorp	14,289,565	393,963
	Northern Trust Corp.	4,174,292	388,794
	Synchrony Financial	10,888,754	377,949
	Hartford Financial Services Group Inc.	7,186,123	351,976
	M&T Bank Corp.	2,572,907	327,531
	KeyCorp	19,583,488	321,365
	Regions Financial Corp.	19,261,929	310,502
	Citizens Financial Group Inc.	8,564,907	306,281
	Nasdaq Inc.	2,303,097	305,713
	Cincinnati Financial Corp.	3,001,048	262,202
	Huntington Bancshares Inc.	20,403,439	257,695
	Principal Financial Group Inc.	5,124,379	254,220
	Loews Corp.	4,687,329	211,024
	Raymond James Financial Inc.	2,194,593	209,957
	Cboe Global Markets Inc.	2,167,479	201,836
	Everest Re Group Ltd.	801,858	187,707
	W R Berkley Corp.	2,824,936	187,632
	Globe Life Inc.	1,932,133	183,475
	Lincoln National Corp.	3,645,200	183,390
	Assurant Inc.	1,190,522	162,173
	Comerica Inc.	2,791,675	155,943
	Zions Bancorp NA	3,285,411	142,718
	Franklin Resources Inc.	5,463,487	136,533
	Invesco Ltd.	7,545,029	131,510
*	Berkshire Hathaway Inc. Class A	377	131,126
	People’s United Financial Inc.	8,510,888	110,046
	Unum Group	4,079,662	93,587
			66,193,195
Health Care (13.4%)
	Johnson & Johnson	52,804,032	8,310,299
	UnitedHealth Group Inc.	19,031,492	6,673,964
	Merck & Co. Inc.	50,747,746	4,151,166
	Pfizer Inc.	111,490,640	4,103,970
	Abbott Laboratories	35,550,504	3,892,425
	AbbVie Inc.	35,412,364	3,794,435
	Thermo Fisher Scientific Inc.	7,949,712	3,702,817
	Medtronic plc	26,998,764	3,162,635
	Danaher Corp.	12,681,594	2,817,089
	Bristol-Myers Squibb Co.	45,325,883	2,811,565
	Eli Lilly and Co.	15,925,325	2,688,832
	Amgen Inc.	11,677,241	2,684,831
*	Intuitive Surgical Inc.	2,357,922	1,929,016
	CVS Health Corp.	26,253,579	1,793,119

9

500 Index Fund

		Shares	Market Value• ($000)
	Stryker Corp.	6,557,855	1,606,937
	Anthem Inc.	4,988,398	1,601,725
	Zoetis Inc.	9,532,902	1,577,695
	Cigna Corp.	7,245,936	1,508,459
	Gilead Sciences Inc.	25,143,894	1,464,883
	Becton Dickinson and Co.	5,817,358	1,455,619
*	Vertex Pharmaceuticals Inc.	5,215,683	1,232,675
*	Edwards Lifesciences Corp.	12,501,208	1,140,485
	Humana Inc.	2,654,374	1,089,010
*	Illumina Inc.	2,928,450	1,083,527
*	Boston Scientific Corp.	28,719,547	1,032,468
*	Regeneron Pharmaceuticals Inc.	2,103,171	1,016,063
	HCA Healthcare Inc.	5,295,937	870,970
*	IDEXX Laboratories Inc.	1,710,972	855,264
	Baxter International Inc.	10,245,899	822,131
*	Align Technology Inc.	1,439,268	769,116
*	Biogen Inc.	3,086,360	755,726
	Agilent Technologies Inc.	6,137,804	727,268
*	DexCom Inc.	1,926,053	712,100
*	Centene Corp.	11,628,590	698,064
*	IQVIA Holdings Inc.	3,845,418	688,984
*	Alexion Pharmaceuticals Inc.	4,389,507	685,817
	Zimmer Biomet Holdings Inc.	4,157,558	640,638
	ResMed Inc.	2,906,751	617,859
	McKesson Corp.	3,220,426	560,097
*	Mettler-Toledo International Inc.	477,317	543,989
	Cerner Corp.	6,149,101	482,581
*	Viatris Inc.	24,193,899	453,394
	West Pharmaceutical Services Inc.	1,482,910	420,123
*	Laboratory Corp. of America Holdings	1,953,418	397,618
	Teleflex Inc.	934,040	384,423
*	Hologic Inc.	5,154,907	375,432
	Cooper Cos. Inc.	983,630	357,372
*	Catalent Inc.	3,303,376	343,782
*	Incyte Corp.	3,733,678	324,755
	STERIS plc	1,711,467	324,391
	PerkinElmer Inc.	2,245,548	322,236
	Quest Diagnostics Inc.	2,702,917	322,107
*	Varian Medical Systems Inc.	1,832,495	320,705
	Cardinal Health Inc.	5,885,194	315,211
*	Waters Corp.	1,244,337	307,874
*	ABIOMED Inc.	906,334	293,833
	AmerisourceBergen Corp. Class A	2,950,217	288,413
*	Bio-Rad Laboratories Inc. Class A	431,729	251,672
	Dentsply Sirona Inc.	4,383,923	229,542
	Universal Health Services Inc. Class B	1,559,245	214,396
*	Henry Schein Inc.	2,864,851	191,544
*	DaVita Inc.	1,483,459	174,158
	Perrigo Co. plc	2,734,267	122,276
			85,491,570
Industrials (8.4%)
	Honeywell International Inc.	14,074,711	2,993,691
	Union Pacific Corp.	13,516,430	2,814,391
	United Parcel Service Inc. Class B	14,346,142	2,415,890
	Boeing Co.	10,643,859	2,278,424
	Raytheon Technologies Corp.	30,462,909	2,178,403
	3M Co.	11,570,125	2,022,342
	Caterpillar Inc.	10,896,864	1,983,447
	General Electric Co.	175,701,292	1,897,574
	Lockheed Martin Corp.	4,938,572	1,753,094
	Deere & Co.	6,285,799	1,691,194
	CSX Corp.	15,339,464	1,392,056
	FedEx Corp.	4,845,791	1,258,064
	Norfolk Southern Corp.	5,094,298	1,210,456
	Illinois Tool Works Inc.	5,777,975	1,178,014
	Emerson Electric Co.	11,995,228	964,057
	Eaton Corp. plc	7,995,193	960,543
	Northrop Grumman Corp.	3,109,914	947,653
	Waste Management Inc.	7,797,919	919,609
	Roper Technologies Inc.	2,103,428	906,767
	L3Harris Technologies Inc.	4,214,451	796,616
	Parker-Hannifin Corp.	2,583,563	703,788
	Trane Technologies plc	4,816,187	699,118
	General Dynamics Corp.	4,662,681	693,900
	Verisk Analytics Inc. Class A	3,261,263	677,006
	Johnson Controls International plc	14,518,490	676,416
*	TransDigm Group Inc.	1,091,905	675,725
	Cummins Inc.	2,968,998	674,259
	IHS Markit Ltd.	7,475,280	671,504
	Cintas Corp.	1,762,757	623,064
	Carrier Global Corp.	16,340,630	616,369
	PACCAR Inc.	6,949,127	599,571
	Rockwell Automation Inc.	2,330,245	584,449
	Stanley Black & Decker Inc.	3,213,789	573,854
	Fastenal Co.	11,514,902	562,273
	AMETEK Inc.	4,614,242	558,046
	Southwest Airlines Co.	11,839,857	551,856

10

500 Index Fund

		Shares	Market Value• ($000)
	Otis Worldwide Corp.	8,167,968	551,746
*	Copart Inc.	4,167,561	530,322
	Delta Air Lines Inc.	12,793,198	514,415
	Fortive Corp.	6,763,286	478,976
	Equifax Inc.	2,439,849	470,501
	Republic Services Inc. Class A	4,218,083	406,201
	Kansas City Southern	1,877,325	383,218
	Old Dominion Freight Line Inc.	1,929,857	376,670
	WW Grainger Inc.	904,088	369,175
	Xylem Inc.	3,615,441	368,016
	Dover Corp.	2,890,747	364,957
*	Ingersoll Rand Inc.	7,455,650	339,679
*	United Rentals Inc.	1,446,650	335,493
	Expeditors International of Washington Inc.	3,395,238	322,921
	IDEX Corp.	1,518,423	302,470
*	Teledyne Technologies Inc.	739,740	289,963
	Masco Corp.	5,247,469	288,243
	Jacobs Engineering Group Inc.	2,599,508	283,242
	Wabtec Corp.	3,587,999	262,642
	CH Robinson Worldwide Inc.	2,726,836	255,968
*	United Airlines Holdings Inc.	5,869,735	253,866
	Fortune Brands Home & Security Inc.	2,786,432	238,853
	JB Hunt Transport Services Inc.	1,674,558	228,828
	Howmet Aerospace Inc.	7,828,154	223,416
	Textron Inc.	4,590,886	221,878
	Allegion plc	1,846,468	214,892
	Quanta Services Inc.	2,785,812	200,634
^	American Airlines Group Inc.	12,251,242	193,202
	Snap-on Inc.	1,087,862	186,177
	Pentair plc	3,338,033	177,216
	Rollins Inc.	4,439,468	173,450
	Nielsen Holdings plc	7,166,011	149,555
	A O Smith Corp.	2,718,588	149,033
	Robert Half International Inc.	2,288,144	142,963
	Huntington Ingalls Industries Inc.	811,137	138,283
	Alaska Air Group Inc.	2,477,179	128,813
	Flowserve Corp.	2,609,393	96,156
			53,315,516
Information Technology (27.5%)
	Apple Inc.	320,561,318	42,535,281
	Microsoft Corp.	151,648,866	33,729,741
	Visa Inc. Class A	33,761,813	7,384,721
	NVIDIA Corp.	12,415,771	6,483,516
	Mastercard Inc. Class A	17,645,726	6,298,465
*	PayPal Holdings Inc.	23,501,875	5,504,139
*	Adobe Inc.	9,622,163	4,812,236
	Intel Corp.	82,195,733	4,094,991
*	salesforce.com Inc.	18,353,030	4,084,100
	Cisco Systems Inc.	84,756,026	3,792,832
	Broadcom Inc.	8,113,261	3,552,391
	QUALCOMM Inc.	22,685,131	3,455,853
	Accenture plc Class A	12,708,196	3,319,508
	Texas Instruments Inc.	18,411,096	3,021,813
	Oracle Corp.	38,047,286	2,461,279
	International Business Machines Corp.	17,872,890	2,249,839
*	Advanced Micro Devices Inc.	24,123,340	2,212,351
*	ServiceNow Inc.	3,913,319	2,154,008
	Intuit Inc.	5,270,224	2,001,895
	Fidelity National Information Services Inc.	12,445,851	1,760,590
*	Micron Technology Inc.	22,327,226	1,678,561
	Applied Materials Inc.	18,317,184	1,580,773
	Automatic Data Processing Inc.	8,601,222	1,515,535
	Lam Research Corp.	2,888,387	1,364,099
*	Autodesk Inc.	4,410,548	1,346,717
*	Fiserv Inc.	11,532,906	1,313,137
	Global Payments Inc.	6,003,796	1,293,338
	Analog Devices Inc.	7,409,830	1,094,654
	Cognizant Technology Solutions Corp. Class A	10,723,706	878,808
	KLA Corp.	3,107,254	804,499
	TE Connectivity Ltd.	6,634,115	803,192
*	Synopsys Inc.	3,061,329	793,619
	Amphenol Corp. Class A	6,002,719	784,976
*	Cadence Design Systems Inc.	5,595,033	763,330
	Microchip Technology Inc.	5,221,873	721,193
	Xilinx Inc.	4,916,061	696,950
	HP Inc.	27,549,361	677,439
*	ANSYS Inc.	1,722,649	626,700
	Paychex Inc.	6,417,967	598,026
	Motorola Solutions Inc.	3,400,192	578,237
	Corning Inc.	15,324,441	551,680
	Skyworks Solutions Inc.	3,330,440	509,158
*	Keysight Technologies Inc.	3,716,370	490,895
	Maxim Integrated Products Inc.	5,360,066	475,170
*	FleetCor Technologies Inc.	1,672,786	456,386

11

500 Index Fund

		Shares	Market Value• ($000)
*	Paycom Software Inc.	982,606	444,384
*	VeriSign Inc.	2,013,838	435,795
*	Zebra Technologies Corp.	1,069,323	410,973
*	Fortinet Inc.	2,702,434	401,392
	Teradyne Inc.	3,329,719	399,200
*	Qorvo Inc.	2,286,841	380,233
	CDW Corp.	2,867,578	377,918
	Broadridge Financial Solutions Inc.	2,319,112	355,288
*	Tyler Technologies Inc.	808,850	353,079
*	Akamai Technologies Inc.	3,264,889	342,781
	Western Digital Corp.	6,101,476	337,961
	Citrix Systems Inc.	2,469,307	321,257
*	Arista Networks Inc.	1,092,638	317,488
	Hewlett Packard Enterprise Co.	25,807,634	305,820
	NetApp Inc.	4,479,954	296,752
*	Gartner Inc.	1,790,604	286,837
	Leidos Holdings Inc.	2,682,775	282,013
	Seagate Technology plc	4,483,009	278,664
	Jack Henry & Associates Inc.	1,530,609	247,943
	NortonLifeLock Inc.	11,871,014	246,680
*	F5 Networks Inc.	1,235,711	217,411
	Western Union Co.	8,249,578	180,996
*	IPG Photonics Corp.	716,647	160,378
	Juniper Networks Inc.	6,605,434	148,688
	DXC Technology Co.	5,108,667	131,548
	FLIR Systems Inc.	2,627,031	115,143
*	Vontier Corp.	2,698,390	90,126
	Xerox Holdings Corp.	3,338,793	77,427
			175,250,796
Materials (2.6%)
	Linde plc	10,527,581	2,774,123
	Air Products & Chemicals Inc.	4,433,302	1,211,267
	Sherwin-Williams Co.	1,639,573	1,204,939
	Ecolab Inc.	4,981,127	1,077,717
	DuPont de Nemours Inc.	14,719,453	1,046,700
	Newmont Corp.	16,113,646	965,046
	Dow Inc.	14,877,702	825,712
	Freeport-McMoRan Inc.	29,142,206	758,280
	PPG Industries Inc.	4,737,776	683,282
	Ball Corp.	6,561,076	611,361
	Corteva Inc.	14,943,349	578,606
	LyondellBasell Industries NV Class A	5,157,287	472,717
	Vulcan Materials Co.	2,657,884	394,191
	International Paper Co.	7,885,116	392,048
	Amcor plc	31,462,169	370,310
	Martin Marietta Materials Inc.	1,249,047	354,692
	Nucor Corp.	6,056,232	322,131
	Albemarle Corp.	2,135,222	314,988
	Celanese Corp. Class A	2,344,135	304,597
	FMC Corp.	2,602,283	299,080
	Eastman Chemical Co.	2,716,814	272,442
	Packaging Corp. of America	1,901,961	262,299
	Avery Dennison Corp.	1,673,044	259,506
	Westrock Co.	5,268,290	229,329
	CF Industries Holdings Inc.	4,293,118	166,187
	Mosaic Co.	6,924,211	159,326
^	International Flavors & Fragrances Inc.	1,436,871	156,389
	Sealed Air Corp.	3,114,600	142,618
			16,609,883
Real Estate (2.4%)
	American Tower Corp.	8,910,091	1,999,959
	Prologis Inc.	14,827,665	1,477,725
	Crown Castle International Corp.	8,651,313	1,377,203
	Equinix Inc.	1,787,262	1,276,427
	Digital Realty Trust Inc.	5,619,664	783,999
	Public Storage	3,051,013	704,570
	SBA Communications Corp. Class A	2,228,732	628,792
	Simon Property Group Inc.	6,576,760	560,866
	Weyerhaeuser Co.	14,971,860	502,006
	Welltower Inc.	7,720,266	498,884
	AvalonBay Communities Inc.	2,800,336	449,258
	Alexandria Real Estate Equities Inc.	2,483,821	442,667
	Realty Income Corp.	7,040,360	437,699
*	CBRE Group Inc. Class A	6,728,076	421,985
	Equity Residential	6,869,246	407,209
	Ventas Inc.	7,513,372	368,456
	Healthpeak Properties Inc.	10,799,145	326,458
	Essex Property Trust Inc.	1,307,824	310,504
	Extra Space Storage Inc.	2,592,181	300,330
	Duke Realty Corp.	7,461,041	298,218
	Mid-America Apartment Communities Inc.	2,293,854	290,608
	Boston Properties Inc.	2,840,825	268,543
	UDR Inc.	5,907,158	227,012
	Host Hotels & Resorts Inc.	14,149,877	207,013
^	Iron Mountain Inc.	5,782,872	170,479
	Regency Centers Corp.	3,167,772	144,419
	Kimco Realty Corp.	8,663,956	130,046
	Federal Realty Investment Trust	1,378,979	117,379

12

500 Index Fund

		Shares	Market Value• ($000)
	Vornado Realty Trust	3,141,646	117,309
	SL Green Realty Corp.	1,453,677	86,610
*	Apartment Income REIT Corp.	1,183	45
	Apartment Investment and Management Co.	281	1
			15,332,679
Utilities (2.7%)
	NextEra Energy Inc.	39,295,485	3,031,647
	Duke Energy Corp.	14,762,085	1,351,617
	Southern Co.	21,186,893	1,301,511
	Dominion Energy Inc.	16,365,228	1,230,665
	American Electric Power Co. Inc.	9,955,858	829,024
	Exelon Corp.	19,566,928	826,116
	Sempra Energy	5,786,158	737,214
	Xcel Energy Inc.	10,539,227	702,650
	Eversource Energy	6,876,048	594,847
	Public Service Enterprise Group Inc.	10,146,727	591,554
	WEC Energy Group Inc.	6,327,654	582,334
	American Water Works Co. Inc.	3,635,983	558,014
	Edison International	7,592,028	476,931
	DTE Energy Co.	3,882,618	471,389
	PPL Corp.	15,420,620	434,861
	Consolidated Edison Inc.	5,862,138	423,657
	Entergy Corp.	4,015,650	400,922
	Ameren Corp.	4,958,864	387,089
	CMS Energy Corp.	5,743,609	350,418
	FirstEnergy Corp.	10,882,108	333,101
	AES Corp.	13,340,000	313,490
	Alliant Energy Corp.	5,009,154	258,122
	Evergy Inc.	4,549,585	252,547
	Atmos Energy Corp.	2,524,879	240,949
	CenterPoint Energy Inc.	10,927,949	236,481
	NRG Energy Inc.	4,900,653	184,020
	Pinnacle West Capital Corp.	2,259,301	180,631
	NiSource Inc.	7,689,832	176,405
			17,458,206
Total Common Stocks (Cost $359,721,334)			634,500,574
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1,2]	Vanguard Market Liquidity Fund, 0.111%	22,166,407	2,216,641

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Cash Management Bill, 0.081%, 5/18/21	81,000	80,971
[3]	United States Treasury Bill, 0.097%, 1/5/21	9,732	9,732
[3]	United States Treasury Bill, 0.115%, 2/16/21	58,500	58,495
			149,198
Total Temporary Cash Investments (Cost $2,364,914)			2,365,839
Total Investments (100.0%) (Cost $362,086,248)			636,866,413
Other Assets and Liabilities—Net (0.0%)			50,823
Net Assets (100%)			636,917,236

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $251,110,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $264,391,000 was received for securities on loan.
3	Securities with a value of $118,987,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

13

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
	Number of			Unrealized
	Long (Short)		Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	10,708	2,007,108	28,835

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Consolidated Edison Inc.	9/2/21	BOANA	76,250	(0.553)	—	(3,249)
International Flavors & Fragrances Inc.	2/2/21	GSI	78,538	0.147	—	(930)
Kroger Co.	2/2/21	GSI	31,190	(0.152)	568	—
Netflix Inc.	9/2/21	BOANA	49,070	(0.153)	4,997	—
Raymond James Financial Inc.	9/2/21	BOANA	22,738	(0.553)	1,170	—
State Street Corp.	9/2/22	BOANA	80,099	(0.645)	3,451	—
Visa Inc. Class A	9/2/21	BOANA	52,588	(0.053)	2,173	—
Welltower Inc.	2/2/21	GSI	42,816	(0.152)	—	(815)
Williams Cos. Inc.	9/2/21	BOANA	75,528	(0.553)	—	(1,942)
					12,359	(6,936)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

1M—1-month.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At December 31, 2020, a counterparty had deposited in a segregated account securities with a value of $1,902,000 in connection with over-the-counter swap contracts. After December 31, 2020, the counterparty posted additional collateral of $4,710,000 in connection with open over-the-counter swap contracts as of December 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

14

500 Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $359,870,533)	634,649,772
Affiliated Issuers (Cost $2,215,715)	2,216,641
Total Investments in Securities	636,866,413
Investment in Vanguard	24,389
Cash Collateral Pledged—Over-the-Counter Swap Contracts	210
Receivables for Investment Securities Sold	6,524
Receivables for Accrued Income	466,772
Receivables for Capital Shares Issued	1,307,940
Variation Margin Receivable—Futures Contracts	13,171
Unrealized Appreciation—Over-the-Counter Swap Contracts	12,359
Total Assets	638,697,778
Liabilities
Due to Custodian	46,149
Payables for Investment Securities Purchased	805,533
Collateral for Securities on Loan	264,391
Payables for Capital Shares Redeemed	646,061
Payables to Vanguard	11,472
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,936
Total Liabilities	1,780,542
Net Assets	636,917,236

15

500 Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	370,411,037
Total Distributable Earnings (Loss)	266,506,199
Net Assets	636,917,236

Investor Shares—Net Assets
Applicable to 12,994,295 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,503,820
Net Asset Value Per Share—Investor Shares	$346.60

ETF Shares—Net Assets
Applicable to 517,519,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	177,990,576
Net Asset Value Per Share—ETF Shares	$343.93

Admiral Shares—Net Assets
Applicable to 1,037,450,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	359,552,824
Net Asset Value Per Share—Admiral Shares	$346.57

Institutional Select Shares—Net Assets
Applicable to 516,596,942 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,870,016
Net Asset Value Per Share—Institutional Select Shares	$183.64

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Dividends	10,182,435
Interest[1]	14,231
Securities Lending—Net	13,457
Total Income	10,210,123
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10,341
Management and Administrative—Investor Shares	5,362
Management and Administrative—ETF Shares	32,613
Management and Administrative—Admiral Shares	104,507
Management and Administrative—Institutional Select Shares	6,232
Marketing and Distribution—Investor Shares	504
Marketing and Distribution—ETF Shares	7,293
Marketing and Distribution—Admiral Shares	12,405
Marketing and Distribution—Institutional Select Shares	2
Custodian Fees	1,873
Auditing Fees	44
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,228
Shareholders’ Reports—Admiral Shares	1,319
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	317
Total Expenses	184,040
Net Investment Income	10,026,083
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	26,638,836
Futures Contracts	118,089
Swap Contracts	(1,899)
Realized Net Gain (Loss)	26,755,026
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	63,107,471
Futures Contracts	6,377
Swap Contracts	(2,364)
Change in Unrealized Appreciation (Depreciation)	63,111,484
Net Increase (Decrease) in Net Assets Resulting from Operations	99,892,593
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,457,000, ($280,000), and $836,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $32,249,919,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,026,083	9,418,480
Realized Net Gain (Loss)	26,755,026	14,339,484
Change in Unrealized Appreciation (Depreciation)	63,111,484	103,674,742
Net Increase (Decrease) in Net Assets Resulting from Operations	99,892,593	127,432,706
Distributions[1]
Investor Shares	(71,146)	(286,989)
ETF Shares	(2,722,198)	(2,410,313)
Admiral Shares	(5,575,193)	(5,781,068)
Institutional Select Shares	(1,461,548)	(1,456,288)
Total Distributions	(9,830,085)	(9,934,658)
Capital Share Transactions
Investor Shares	(861,357)	(23,241,118)
ETF Shares	21,243,502	12,478,774
Admiral Shares	(10,267,593)	21,177,087
Institutional Select Shares	434,639	7,685,397
Net Increase (Decrease) from Capital Share Transactions	10,549,191	18,100,140
Total Increase (Decrease)	100,611,699	135,598,188
Net Assets
Beginning of Period	536,305,537	400,707,349
End of Period	636,917,236	536,305,537
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$298.16	$231.44	$246.82	$206.57	$188.48
Investment Operations
Net Investment Income	5.128[1]	4.801[1]	4.896[1]	4.221[1]	3.997
Net Realized and Unrealized Gain (Loss) on Investments	48.323	67.211	(15.776)	40.205	18.069
Total from Investment Operations	53.451	72.012	(10.880)	44.426	22.066
Distributions
Dividends from Net Investment Income	(5.011)	(5.292)	(4.500)	(4.176)	(3.976)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.011)	(5.292)	(4.500)	(4.176)	(3.976)
Net Asset Value, End of Period	$346.60	$298.16	$231.44	$246.82	$206.57

Total Return[2]	18.25%	31.33%	-4.52%	21.67%	11.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,504	$4,723	$23,162	$27,656	$26,652
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.82%	1.95%	1.87%	2.05%
Portfolio Turnover Rate[3]	4%	4%	4%	3%	4%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$295.87	$229.68	$244.94	$205.00	$187.05
Investment Operations
Net Investment Income	5.413[1]	5.298[1]	5.196[1]	4.434[1]	4.155
Net Realized and Unrealized Gain (Loss) on Investments	47.950	66.463	(15.719)	39.874	17.933
Total from Investment Operations	53.363	71.761	(10.523)	44.308	22.088
Distributions
Dividends from Net Investment Income	(5.303)	(5.571)	(4.737)	(4.368)	(4.138)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.303)	(5.571)	(4.737)	(4.368)	(4.138)
Net Asset Value, End of Period	$343.93	$295.87	$229.68	$244.94	$205.00

Total Return	18.35%	31.46%	-4.42%	21.78%	11.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$177,991	$130,728	$90,639	$83,640	$56,648
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.98%	2.06%	1.97%	2.15%
Portfolio Turnover Rate[2]	4%	4%	4%	3%	4%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$298.14	$231.44	$246.82	$206.57	$188.48
Investment Operations
Net Investment Income	5.427[1]	5.319[1]	5.181[1]	4.458[1]	4.185
Net Realized and Unrealized Gain (Loss) on Investments	48.314	66.962	(15.808)	40.193	18.074
Total from Investment Operations	53.741	72.281	(10.627)	44.651	22.259
Distributions
Dividends from Net Investment Income	(5.311)	(5.581)	(4.753)	(4.401)	(4.169)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.311)	(5.581)	(4.753)	(4.401)	(4.169)
Net Asset Value, End of Period	$346.57	$298.14	$231.44	$246.82	$206.57

Total Return[2]	18.37%	31.46%	-4.43%	21.79%	11.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$359,553	$319,624	$230,375	$235,232	$181,513
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.97%	2.05%	1.97%	2.15%
Portfolio Turnover Rate[3]	4%	4%	4%	3%	4%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Institutional Select Shares

					June 24,
					2016[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$157.98	$122.64	$130.79	$109.45	$99.57
Investment Operations
Net Investment Income	2.924[2]	2.857[2]	2.808[2]	2.423[2]	1.200
Net Realized and Unrealized Gain (Loss)
on Investments	25.597	35.484	(8.400)	21.283	9.859
Total from Investment Operations	28.521	38.341	(5.592)	23.706	11.059
Distributions
Dividends from Net Investment Income	(2.861)	(3.001)	(2.558)	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.861)	(3.001)	(2.558)	(2.366)	(1.179)
Net Asset Value, End of Period	$183.64	$157.98	$122.64	$130.79	$109.45

Total Return	18.40%	31.49%	-4.40%	21.83%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,870	$81,230	$56,531	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to
Average Net Assets	1.86%	2.00%	2.08%	2.00%	2.26%[3]
Portfolio Turnover Rate[4]	4%	4%	4%	3%	4%[5]
1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

23

500 Index Fund

During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

24

500 Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

25

500 Index Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $24,389,000, representing less than 0.01% of the fund’s net assets and 9.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

500 Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	634,500,574	—	—	634,500,574
Temporary Cash Investments	2,216,641	149,198	—	2,365,839
Total	636,717,215	149,198	—	636,866,413
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,171	—	—	13,171
Swap Contracts	—	12,359	—	12,359
Total	13,171	12,359	—	25,530
Liabilities
Swap Contracts	—	6,936	—	6,936
1	Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	32,250,893
Total Distributable Earnings (Loss)	(32,250,893)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

27

500 Index Fund

The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	147,250
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(8,461,187)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	274,820,136

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	9,830,085	9,934,658
Long-Term Capital Gains	—	—
Total	9,830,085	9,934,658

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	362,046,277
Gross Unrealized Appreciation	293,624,511
Gross Unrealized Depreciation	(18,804,375)
Net Unrealized Appreciation (Depreciation)	274,820,136

E. During the year ended December 31, 2020, the fund purchased $78,420,130,000 of investment securities and sold $67,908,919,000 of investment securities, other than temporary cash investments. Purchases and sales include $51,823,432,000, and $43,532,709,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

500 Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	200,895	689	1,757,661	6,462
Issued in Lieu of Cash Distributions	71,140	244	270,808	1,013
Redeemed[1]	(1,133,392)	(3,781)	(25,269,587)	(91,711)
Net Increase (Decrease)—Investor Shares	(861,357)	(2,848)	(23,241,118)	(84,236)
ETF Shares
Issued	63,687,902	221,707	34,750,215	129,730
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(42,444,400)	(146,025)	(22,271,441)	(82,525)
Net Increase (Decrease)—ETF Shares	21,243,502	75,682	12,478,774	47,205
Admiral Shares
Issued[1]	41,835,006	146,878	52,184,098	192,239
Issued in Lieu of Cash Distributions	4,891,793	16,726	5,091,925	18,508
Redeemed	(56,994,392)	(198,197)	(36,098,936)	(134,111)
Net Increase (Decrease)—Admiral Shares	(10,267,593)	(34,593)	21,177,087	76,636
Institutional Select Shares
Issued	6,510,968	41,288	10,055,398	69,422
Issued in Lieu of Cash Distributions	1,461,548	9,420	1,456,288	9,987
Redeemed	(7,537,877)	(48,280)	(3,826,289)	(26,203)
Net Increase (Decrease)—Institutional Select Shares	434,639	2,428	7,685,397	53,206
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 79,415,000 and 79,414,000 shares, respectively, in the amount of $21,905,116,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16 , 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

30

Special 2020 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $9,830,085,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 94.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard 500 Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard 500 Index Fund or the timing of the issuance or sale of Vanguard 500 Index Fund or in the determination or calculation of the equation by which Vanguard 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

© 2021 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q400 022021

Annual Report  |  December 31, 2020
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, returns for the three Vanguard Small-Cap Index Funds ranged from 5.72% for Investor Shares of Vanguard Small-Cap Value Index Fund to 35.31% for Institutional Shares of Vanguard Small-Cap Growth Index Fund. Each fund closely tracked its target index.
•	The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn’t possible were hit hard. Stocks initially plummeted as infections surged, but they finished the year significantly higher, thanks in part to rapid and robust monetary and fiscal action by policymakers and the rollout of COVID-19 vaccines as the year drew to a close.
•	The broad U.S. stock market, as measured by the CRSP US Total Market Index, returned 20.99%. Growth stocks outperformed value stocks for the 12 months, while large-capitalization stocks led mid- and small-caps.
•	Technology contributed most to the Small-Cap Index and Growth Index Funds’ results, while industrials contributed most to the Value Index Fund’s results. All three funds also benefited from their health care holdings. Financials was the weakest performer for all three funds. Energy and utilities also limited returns for all three.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,343.70	$1.00
ETF Shares	1,000.00	1,344.60	0.29
AdmiralTM Shares	1,000.00	1,344.60	0.29
Institutional Shares	1,000.00	1,344.70	0.24
Institutional Plus Shares	1,000.00	1,344.80	0.18
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,342.20	$1.12
ETF Shares	1,000.00	1,343.10	0.41
Admiral Shares	1,000.00	1,343.20	0.41
Institutional Shares	1,000.00	1,343.20	0.35
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,344.90	$1.12
ETF Shares	1,000.00	1,345.40	0.41
Admiral Shares	1,000.00	1,345.60	0.41
Institutional Shares	1,000.00	1,345.50	0.35
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Institutional Plus Shares	1,000.00	1,024.99	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.18	$0.97
ETF Shares	1,000.00	1,024.79	0.36
Admiral Shares	1,000.00	1,024.79	0.36
Institutional Shares	1,000.00	1,024.84	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.18	$0.97
ETF Shares	1,000.00	1,024.79	0.36
Admiral Shares	1,000.00	1,024.79	0.36
Institutional Shares	1,000.00	1,024.84	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Investor Shares	18.96%	13.47%	11.86%	$30,677
Spliced Small-Cap Index	19.07	13.58	11.98	31,002
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund ETF Shares Net Asset Value	19.08%	13.60%	12.00%	$31,071
Small-Cap Index Fund ETF Shares Market Price	19.15	13.61	12.00	31,064
Spliced Small-Cap Index	19.07	13.58	11.98	31,002
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.
4

Small-Cap Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Admiral Shares	19.11%	13.60%	12.01%	$31,074
Spliced Small-Cap Index	19.07	13.58	11.98	31,002
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Index Fund Institutional Shares	19.12%	13.61%	12.02%	$15,558,734
Spliced Small-Cap Index	19.07	13.58	11.98	15,501,105
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Small-Cap Index Fund Institutional Plus Shares	19.13%	13.62%	12.04%	$311,618,080
Spliced Small-Cap Index	19.07	13.58	11.98	310,022,090
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	362,402,560
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Small-Cap Index Fund ETF Shares Market Price	19.15%	89.29%	210.64%
Small-Cap Index Fund ETF Shares Net Asset Value	19.08	89.18	210.71
Spliced Small-Cap Index	19.07	89.01	210.02
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
5

Small-Cap Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	3.7%
Consumer Discretionary	15.2
Consumer Staples	3.1
Energy	3.4
Financials	13.1
Health Care	15.9
Industrials	18.6
Other	0.0
Real Estate	8.5
Technology	14.0
Telecommunications	1.5
Utilities	3.0
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
6

Small-Cap Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*,1			4,182,501	3.65%
Consumer Discretionary
	Caesars Entertainment Inc.*	4,694,200	348,638	0.30%
	Pool Corp.	905,396	337,260	0.29%
	Penn National Gaming Inc.*	3,500,983	302,380	0.26%
	Etsy Inc.*	1,494,819	265,943	0.23%
	Chegg Inc.*	2,901,551	262,097	0.23%
	Bright Horizons Family Solutions Inc.*	1,437,027	248,591	0.22%
†	Consumer Discretionary—Other*,1		15,555,257	13.58%
			17,320,166	15.11%
†Consumer Staples *,1			3,534,483	3.08%
Energy
	Enphase Energy Inc.*	2,697,333	473,300	0.41%
	Plug Power Inc.*	10,761,336	364,917	0.32%
†	Energy—Other*,1		3,033,764	2.65%
			3,871,981	3.38%
Financials
	Brown & Brown Inc.	5,733,206	271,811	0.24%
†	Financials—Other*,1,2		14,684,429	12.81%
			14,956,240	13.05%
Health Care
	Catalent Inc.*	3,906,154	406,513	0.35%
	STERIS plc	2,024,568	383,737	0.33%
	Horizon Therapeutics plc*	5,235,107	382,948	0.33%
	PerkinElmer Inc.	2,657,011	381,281	0.33%
	Novocure Ltd.*	2,052,802	355,217	0.31%
7

Small-Cap Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Avantor Inc.*	11,658,468	328,186	0.29%
	Masimo Corp.*	1,175,766	315,552	0.27%
	Sarepta Therapeutics Inc.*	1,777,827	303,102	0.26%
	Molina Healthcare Inc.*	1,406,215	299,074	0.26%
	Charles River Laboratories International Inc.*	1,180,491	294,957	0.26%
	Bio-Rad Laboratories Inc. Class A*	499,145	290,972	0.25%
	Bio-Techne Corp.	916,215	290,944	0.25%
	Guardant Health Inc.*	2,014,916	259,682	0.23%
†	Health Care—Other*,1,2		13,799,965	12.06%
			18,092,130	15.78%
Industrials
	IDEX Corp.	1,796,550	357,873	0.31%
	Teledyne Technologies Inc.*	875,417	343,146	0.30%
	Generac Holdings Inc.*	1,491,136	339,099	0.30%
	Fair Isaac Corp.*	656,053	335,269	0.29%
	Graco Inc.	3,979,478	287,915	0.25%
	Booz Allen Hamilton Holding Corp. Class A	3,273,918	285,420	0.25%
	RPM International Inc.	3,086,363	280,180	0.24%
	Howmet Aerospace Inc.	9,253,369	264,091	0.23%
	Allegion plc	2,184,972	254,287	0.22%
	Nordson Corp.	1,239,965	249,171	0.22%
†	Industrials—Other*,1,3		18,257,264	15.93%
			21,253,715	18.54%
†Other*,2,4			1,876	0.00%
Real Estate
	VICI Properties Inc.	12,736,529	324,781	0.28%
	Medical Properties Trust Inc.	12,722,579	277,225	0.24%
†	Real Estate—Other*,1		9,042,658	7.89%
			9,644,664	8.41%
Technology
	MongoDB Inc.*	1,256,742	451,221	0.39%
	Monolithic Power Systems Inc.	1,016,673	372,336	0.32%
	Ceridian HCM Holding Inc.*	3,154,804	336,176	0.29%
	Zendesk Inc.*	2,268,303	324,640	0.28%
	ON Semiconductor Corp.*	9,759,496	319,428	0.28%
	Entegris Inc.	3,203,841	307,889	0.27%
	Avalara Inc.*	1,815,285	299,322	0.26%
	PTC Inc.*	2,492,094	298,079	0.26%
	Nuance Communications Inc.*	6,714,341	296,035	0.26%
	Cree Inc.*	2,616,530	277,091	0.24%
	Five9 Inc.*	1,564,477	272,845	0.24%
	Guidewire Software Inc.*	1,987,341	255,830	0.22%
†	Technology—Other*,1		12,208,240	10.66%
			16,019,132	13.97%
Telecommunications
	Cable One Inc.	128,624	286,538	0.25%
†	Telecommunications—Other*,1		1,434,911	1.25%
			1,721,449	1.50%
Utilities
	Sunrun Inc.*	4,449,757	308,724	0.27%
	Atmos Energy Corp.	2,990,962	285,427	0.25%
8

Small-Cap Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
	Essential Utilities Inc.		5,824,255	275,429	0.24%
†	Utilities—Other*			2,590,445	2.26%
				3,460,025	3.02%
Total Common Stocks (Cost $77,867,616)				114,058,362	99.49%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[5,6] (Cost $2,229,612)	0.111%	22,300,224	2,230,022	1.95%
Total Investments (Cost $80,097,228)				116,288,384	101.44%
Other Assets and Liabilities—Net				(1,645,394)	(1.44%)
Net Assets				114,642,990	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,449,969,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $58,373,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,556,061,000 was received for securities on loan, of which $1,543,533,000 is held in Vanguard Market Liquidity Fund and $12,528,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	2,474	244,283	5,949
E-mini S&P Mid-Cap 400 Index	March 2021	1,293	297,842	7,749
				13,698

9

Small-Cap Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	4,352	(0.153)	257	—
Avalara Inc.	9/2/21	BOANA	15,458	(0.153)	—	(619)
Bandwidth Inc. Class A	9/2/21	BOANA	21,249	(0.153)	254	—
Ollie's Bargain Outlet Holdings Inc.	2/2/21	GSI	39,585	(0.153)	1,298	—
United Therapeutics Corp.	9/2/21	BOANA	15,917	(0.153)	2,296	—
Zendesk Inc.	2/2/21	GSI	67,635	(0.153)	3,921	—
					8,026	(619)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $5,115,000 and cash of $3,070,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Small-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $77,867,616)	114,058,362
Affiliated Issuers (Cost $2,229,612)	2,230,022
Total Investments in Securities	116,288,384
Investment in Vanguard	4,190
Cash	12,528
Receivables for Investment Securities Sold	39,725
Receivables for Accrued Income	107,001
Receivables for Capital Shares Issued	79,819
Variation Margin Receivable—Futures Contracts	36,362
Unrealized Appreciation—Over-the-Counter Swap Contracts	8,026
Total Assets	116,576,035
Liabilities
Due to Custodian	53,886
Payables for Investment Securities Purchased	54,252
Collateral for Securities on Loan	1,556,061
Payables for Capital Shares Redeemed	265,260
Payables to Vanguard	2,967
Unrealized Depreciation—Over-the-Counter Swap Contracts	619
Total Liabilities	1,933,045
Net Assets	114,642,990
11

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	85,538,975
Total Distributable Earnings (Loss)	29,104,015
Net Assets	114,642,990

Investor Shares—Net Assets
Applicable to 7,602,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	708,603
Net Asset Value Per Share—Investor Shares	$93.20

ETF Shares—Net Assets
Applicable to 192,722,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,492,056
Net Asset Value Per Share—ETF Shares	$194.54

Admiral Shares—Net Assets
Applicable to 507,518,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,312,624
Net Asset Value Per Share—Admiral Shares	$93.22

Institutional Shares—Net Assets
Applicable to 203,359,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,957,274
Net Asset Value Per Share—Institutional Shares	$93.22

Institutional Plus Shares—Net Assets
Applicable to 37,806,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,172,433
Net Asset Value Per Share—Institutional Plus Shares	$269.07
See accompanying Notes, which are an integral part of the Financial Statements.
12

Small-Cap Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	1,284,985
Interest[1]	4,217
Securities Lending—Net	49,889
Total Income	1,339,091
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,200
Management and Administrative—Investor Shares	975
Management and Administrative—ETF Shares	10,670
Management and Administrative—Admiral Shares	14,959
Management and Administrative—Institutional Shares	4,921
Management and Administrative—Institutional Plus Shares	2,003
Marketing and Distribution—Investor Shares	82
Marketing and Distribution—ETF Shares	1,254
Marketing and Distribution—Admiral Shares	2,014
Marketing and Distribution—Institutional Shares	413
Marketing and Distribution—Institutional Plus Shares	109
Custodian Fees	866
Auditing Fees	40
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	860
Shareholders’ Reports—Admiral Shares	389
Shareholders’ Reports—Institutional Shares	190
Shareholders’ Reports—Institutional Plus Shares	57
Trustees’ Fees and Expenses	55
Total Expenses	43,058
Net Investment Income	1,296,033
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,857,987
Futures Contracts	(44,963)
Swap Contracts	57,905
Realized Net Gain (Loss)	3,870,929
13

Small-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	13,069,338
Futures Contracts	1,312
Swap Contracts	3,713
Change in Unrealized Appreciation (Depreciation)	13,074,363
Net Increase (Decrease) in Net Assets Resulting from Operations	18,241,325
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,034,000, $219,000, and $159,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $7,766,312,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,296,033	1,349,681
Realized Net Gain (Loss)	3,870,929	3,514,715
Change in Unrealized Appreciation (Depreciation)	13,074,363	16,315,730
Net Increase (Decrease) in Net Assets Resulting from Operations	18,241,325	21,180,126
Distributions[1]
Investor Shares	(8,214)	(25,052)
ETF Shares	(413,915)	(376,516)
Admiral Shares	(548,152)	(573,717)
Institutional Shares	(223,749)	(252,735)
Institutional Plus Shares	(122,453)	(127,673)
Total Distributions	(1,316,483)	(1,355,693)
Capital Share Transactions
Investor Shares	(147,445)	(3,270,489)
ETF Shares	4,228,769	1,083,803
Admiral Shares	(1,839,081)	2,881,296
Institutional Shares	(1,146,922)	(806,199)
Institutional Plus Shares	(141,850)	(895,629)
Net Increase (Decrease) from Capital Share Transactions	953,471	(1,007,218)
Total Increase (Decrease)	17,878,313	18,817,215
Net Assets
Beginning of Period	96,764,677	77,947,462
End of Period	114,642,990	96,764,677
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.35	$63.21	$70.76	$61.75	$53.03
Investment Operations
Net Investment Income	.928[1]	.832[1]	.967[1]	.876[1]	.843
Net Realized and Unrealized Gain (Loss) on Investments	13.897	16.319	(7.552)	9.011	8.734
Total from Investment Operations	14.825	17.151	(6.585)	9.887	9.577
Distributions
Dividends from Net Investment Income	(.975)	(1.011)	(.965)	(.877)	(.857)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.975)	(1.011)	(.965)	(.877)	(.857)
Net Asset Value, End of Period	$93.20	$79.35	$63.21	$70.76	$61.75
Total Return[2]	18.96%	27.22%	-9.43%	16.10%	18.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$709	$754	$3,332	$4,345	$4,401
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.14%	1.34%	1.36%	1.55%
Portfolio Turnover Rate[3]	22%	16%	15%	15%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$165.64	$131.94	$147.71	$128.90	$110.71
Investment Operations
Net Investment Income	2.262[1]	2.298[1]	2.239[1]	2.037[1]	1.899
Net Realized and Unrealized Gain (Loss) on Investments	28.863	33.707	(15.808)	18.768	18.221
Total from Investment Operations	31.125	36.005	(13.569)	20.805	20.120
Distributions
Dividends from Net Investment Income	(2.225)	(2.305)	(2.201)	(1.995)	(1.930)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.225)	(2.305)	(2.201)	(1.995)	(1.930)
Net Asset Value, End of Period	$194.54	$165.64	$131.94	$147.71	$128.90
Total Return	19.08%	27.37%	-9.30%	16.24%	18.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,492	$27,442	$20,914	$21,605	$16,153
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.49%	1.46%	1.48%	1.67%
Portfolio Turnover Rate[2]	22%	16%	15%	15%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.37	$63.23	$70.78	$61.77	$53.05
Investment Operations
Net Investment Income	1.029[1]	1.108[1]	1.067[1]	.970[1]	.910
Net Realized and Unrealized Gain (Loss) on Investments	13.887	16.136	(7.563)	8.997	8.733
Total from Investment Operations	14.916	17.244	(6.496)	9.967	9.643
Distributions
Dividends from Net Investment Income	(1.066)	(1.104)	(1.054)	(.957)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.066)	(1.104)	(1.054)	(.957)	(.923)
Net Asset Value, End of Period	$93.22	$79.37	$63.23	$70.78	$61.77
Total Return[2]	19.11%	27.37%	-9.31%	16.24%	18.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,313	$42,386	$31,382	$33,801	$27,778
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.50%	1.46%	1.48%	1.67%
Portfolio Turnover Rate[3]	22%	16%	15%	15%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.37	$63.22	$70.78	$61.77	$53.05
Investment Operations
Net Investment Income	1.034[1]	1.101[1]	1.076[1]	.975[1]	.915
Net Realized and Unrealized Gain (Loss) on Investments	13.889	16.161	(7.575)	8.998	8.734
Total from Investment Operations	14.923	17.262	(6.499)	9.973	9.649
Distributions
Dividends from Net Investment Income	(1.073)	(1.112)	(1.061)	(.963)	(.929)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.073)	(1.112)	(1.061)	(.963)	(.929)
Net Asset Value, End of Period	$93.22	$79.37	$63.22	$70.78	$61.77
Total Return	19.12%	27.40%	-9.32%	16.25%	18.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,957	$17,337	$14,454	$15,352	$13,030
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.49%	1.47%	1.49%	1.68%
Portfolio Turnover Rate[2]	22%	16%	15%	15%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$229.09	$182.49	$204.30	$178.28	$153.11
Investment Operations
Net Investment Income	2.988[1]	3.186[1]	3.102[1]	2.835[1]	2.660
Net Realized and Unrealized Gain (Loss) on Investments	40.111	46.645	(21.825)	25.980	25.213
Total from Investment Operations	43.099	49.831	(18.723)	28.815	27.873
Distributions
Dividends from Net Investment Income	(3.119)	(3.231)	(3.087)	(2.795)	(2.703)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.119)	(3.231)	(3.087)	(2.795)	(2.703)
Net Asset Value, End of Period	$269.07	$229.09	$182.49	$204.30	$178.28
Total Return	19.13%	27.40%	-9.30%	16.27%	18.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,172	$8,846	$7,866	$9,531	$8,080
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.49%	1.48%	1.50%	1.69%
Portfolio Turnover Rate[2]	22%	16%	15%	15%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
21

Small-Cap Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
22

Small-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
23

Small-Cap Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $4,190,000, representing less than 0.01% of the fund’s net assets and 1.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
24

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	114,056,473	—	1,889	114,058,362
Temporary Cash Investments	2,230,022	—	—	2,230,022
Total	116,286,495	—	1,889	116,288,384

Derivative Financial Instruments
Assets
Futures Contracts[1]	36,362	—	—	36,362
Swap Contracts	—	8,026	—	8,026
Total	36,362	8,026	—	44,388
Liabilities
Swap Contracts	—	619	—	619
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,771,086
Total Distributable Earnings (Loss)	(7,771,086)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities
25

Small-Cap Index Fund
for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	26,762
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(6,934,547)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	36,011,800
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,316,483	1,355,693
Long-Term Capital Gains	—	—
Total	1,316,483	1,355,693
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	80,276,584
Gross Unrealized Appreciation	42,385,528
Gross Unrealized Depreciation	(6,373,728)
Net Unrealized Appreciation (Depreciation)	36,011,800
E.	During the year ended December 31, 2020, the fund purchased $34,263,927,000 of investment securities and sold $32,764,378,000 of investment securities, other than temporary cash investments. Purchases and sales include $13,505,580,000 and $12,521,703,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $6,500,949,000 and $2,201,517,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
26

Small-Cap Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	52,197	745	137,396	1,894
Issued in Lieu of Cash Distributions	8,214	109	23,964	325
Redeemed[1]	(207,856)	(2,748)	(3,431,849)	(45,436)
Net Increase (Decrease)—Investor Shares	(147,445)	(1,894)	(3,270,489)	(43,217)
ETF Shares
Issued	16,291,928	103,198	10,788,650	69,540
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,063,159)	(76,150)	(9,704,847)	(62,375)
Net Increase (Decrease)—ETF Shares	4,228,769	27,048	1,083,803	7,165
Admiral Shares
Issued[1]	7,197,182	101,668	8,928,336	119,825
Issued in Lieu of Cash Distributions	488,424	6,445	511,551	6,752
Redeemed	(9,524,687)	(134,614)	(6,558,591)	(88,898)
Net Increase (Decrease)—Admiral Shares	(1,839,081)	(26,501)	2,881,296	37,679
Institutional Shares
Issued	3,037,642	42,453	2,619,998	35,784
Issued in Lieu of Cash Distributions	210,983	2,787	238,753	3,158
Redeemed	(4,395,547)	(60,308)	(3,664,950)	(49,122)
Net Increase (Decrease)—Institutional Shares	(1,146,922)	(15,068)	(806,199)	(10,180)
Institutional Plus Shares
Issued	1,822,548	8,480	1,280,843	6,003
Issued in Lieu of Cash Distributions	122,453	562	127,673	585
Redeemed	(2,086,851)	(9,851)	(2,304,145)	(11,075)
Net Increase (Decrease)—Institutional Plus Shares	(141,850)	(809)	(895,629)	(4,487)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 39,859,000 and 39,843,000 shares, respectively, in the amount of $2,917,816,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
27

Small-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Investor Shares	35.12%	17.85%	13.88%	$36,696
Spliced Small-Cap Growth Index	35.35	17.97	13.96	36,955
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Spliced Small-Cap Growth Index: S& P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund ETF Shares Net Asset Value	35.29%	17.99%	14.03%	$37,169
Small-Cap Growth Index Fund ETF Shares Market Price	35.40	18.02	14.03	37,167
Spliced Small-Cap Growth Index	35.35	17.97	13.96	36,955
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.
28

Small-Cap Growth Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Since Inception (9/27/2011)	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Admiral Shares	35.30%	17.99%	16.37%	$40,722
Spliced Small-Cap Growth Index	35.35	17.97	16.31	40,507
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	15.70	38,585
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Growth Index Fund Institutional Shares	35.31%	18.00%	14.04%	$18,605,417
Spliced Small-Cap Growth Index	35.35	17.97	13.96	18,477,339
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Small-Cap Growth Index Fund ETF Shares Market Price	35.40%	128.96%	271.67%
Small-Cap Growth Index Fund ETF Shares Net Asset Value	35.29	128.67	271.69
Spliced Small-Cap Growth Index	35.35	128.52	269.55
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
29

Small-Cap Growth Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	1.3%
Consumer Discretionary	14.6
Consumer Staples	2.3
Energy	3.1
Financials	3.6
Health Care	24.8
Industrials	16.6
Other	0.0
Real Estate	7.9
Technology	22.4
Telecommunications	2.0
Utilities	1.4
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
30

Small-Cap Growth Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*,1			436,508	1.27%
Consumer Discretionary
	Caesars Entertainment Inc.*	3,050,871	226,588	0.66%
	Pool Corp.	588,211	219,109	0.64%
	Penn National Gaming Inc.*	2,275,065	196,497	0.57%
	Etsy Inc.*	972,004	172,929	0.50%
	Chegg Inc.*	1,886,435	170,402	0.50%
	Bright Horizons Family Solutions Inc.*	933,772	161,533	0.47%
	Zynga Inc. Class A*	15,802,540	155,971	0.45%
	Five Below Inc.*	861,045	150,666	0.44%
	Floor & Decor Holdings Inc. Class A*	1,523,385	141,446	0.41%
	Liberty Media Corp.-Liberty Formula One Class C*	2,982,040	127,035	0.37%
	Liberty Media Corp.-Liberty Formula One Class A*	377,872	14,355	0.04%
†	Consumer Discretionary—Other*,1		3,295,846	9.55%
			5,032,377	14.60%
Consumer Staples
	Boston Beer Co. Inc. Class A*	137,835	137,048	0.40%
†	Consumer Staples —Other*,1		654,298	1.90%
			791,346	2.30%
Energy
	Enphase Energy Inc.*	1,753,013	307,601	0.89%
	Plug Power Inc.*	6,993,778	237,159	0.69%
†	Energy—Other*,1		521,588	1.51%
			1,066,348	3.09%
†Financials*,1			1,250,604	3.63%
31

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Health Care
	Catalent Inc.*	2,539,401	264,275	0.77%
	Horizon Therapeutics plc*	3,402,926	248,924	0.72%
	Novocure Ltd.*	1,334,109	230,854	0.67%
	Avantor Inc.*	7,579,280	213,357	0.62%
	Masimo Corp.*	763,918	205,020	0.59%
	Sarepta Therapeutics Inc.*	1,155,990	197,085	0.57%
	Bio-Techne Corp.	595,262	189,025	0.55%
	Bio-Rad Laboratories Inc. Class A*	324,248	189,017	0.55%
	Guardant Health Inc.*	1,310,213	168,860	0.49%
	Amedisys Inc.*	505,829	148,375	0.43%
	Repligen Corp.*	730,133	139,915	0.41%
	Neurocrine Biosciences Inc.*	1,440,660	138,087	0.40%
†	Health Care—Other*,1		6,195,155	17.97%
			8,527,949	24.74%
Industrials
	Teledyne Technologies Inc.*	568,764	222,944	0.65%
	Fair Isaac Corp.*	426,160	217,785	0.63%
	Graco Inc.	2,582,426	186,838	0.54%
	Nordson Corp.	805,377	161,840	0.47%
	Zebra Technologies Corp. Class A*	411,012	157,964	0.46%
	Toro Co.	1,654,064	156,871	0.46%
	Trex Co. Inc.*	1,785,004	149,441	0.43%
	Lennox International Inc.	531,193	145,531	0.42%
	WEX Inc.*	680,552	138,513	0.40%
†	Industrials—Other*,1		4,171,687	12.10%
			5,709,414	16.56%
†Other*,2,3			1,011	0.00%
Real Estate
	Equity LifeStyle Properties Inc.	2,528,363	160,197	0.46%
†	Real Estate—Other*		2,574,018	7.47%
			2,734,215	7.93%
Technology
	MongoDB Inc.*	816,881	293,293	0.85%
	Zendesk Inc.*	1,798,735	257,435	0.75%
	Monolithic Power Systems Inc.	660,523	241,903	0.70%
	Ceridian HCM Holding Inc.*	2,050,901	218,544	0.63%
	Avalara Inc.*	1,238,603	204,233	0.59%
	Entegris Inc.	2,081,109	199,995	0.58%
	PTC Inc.*	1,618,608	193,602	0.56%
	Cree Inc.*	1,701,300	180,168	0.52%
	Five9 Inc.*	1,016,972	177,360	0.51%
	Guidewire Software Inc.*	1,291,925	166,309	0.48%
	Teradyne Inc.	1,279,946	153,453	0.45%
	Universal Display Corp.	653,709	150,222	0.44%
	Anaplan Inc.*	1,939,548	139,357	0.40%
†	Technology—Other*,1		5,139,897	14.92%
			7,715,771	22.38%
32

Small-Cap Growth Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
Telecommunications
	Cable One Inc.		83,604	186,246	0.54%
†	Telecommunications—Other*,1			486,811	1.41%
				673,057	1.95%
Utilities
	Sunrun Inc.*		2,893,402	200,744	0.58%
†	Utilities—Other*			280,290	0.82%
				481,034	1.40%
Total Common Stocks (Cost $21,947,503)				34,419,634	99.85%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[4,5]	0.111%	4,981,428	498,143	1.44%
U.S. Government and Agency Obligations[6]				1,873	0.01%
Total Temporary Cash Investments (Cost $499,921)				500,016	1.45%
Total Investments (Cost $22,447,424)				34,919,650	101.30%
Other Assets and Liabilities—Net				(449,139)	(1.30%)
Net Assets				34,470,511	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $474,080,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Certain securities are valued using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $504,811,000 was received for securities on loan, of which $498,133,000 is held in Vanguard Market Liquidity Fund and $6,678,000 is held in cash.
6	Securities with a value of $1,873,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	347	34,263	576

33

Small-Cap Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alteryx Inc. Class A	2/2/21	GSI	22,756	(0.153)	383	—
Penumbra Inc.	2/2/21	GSI	12,273	(0.153)	—	(899)
					383	(899)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $21,949,376)	34,421,507
Affiliated Issuers (Cost $498,048)	498,143
Total Investments in Securities	34,919,650
Investment in Vanguard	1,246
Cash	6,678
Cash Collateral Pledged—Futures Contracts	2,470
Receivables for Investment Securities Sold	102,791
Receivables for Accrued Income	17,724
Receivables for Capital Shares Issued	21,812
Unrealized Appreciation—Over-the-Counter Swap Contracts	383
Total Assets	35,072,754
Liabilities
Due to Custodian	19,311
Payables for Investment Securities Purchased	631
Collateral for Securities on Loan	504,811
Payables for Capital Shares Redeemed	75,230
Payables to Vanguard	1,320
Variation Margin Payable—Futures Contracts	41
Unrealized Depreciation—Over-the-Counter Swap Contracts	899
Total Liabilities	602,243
Net Assets	34,470,511
35

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	24,445,762
Total Distributable Earnings (Loss)	10,024,749
Net Assets	34,470,511

Investor Shares—Net Assets
Applicable to 2,779,440 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	209,022
Net Asset Value Per Share—Investor Shares	$75.20

ETF Shares—Net Assets
Applicable to 53,995,452 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,435,974
Net Asset Value Per Share—ETF Shares	$267.36

Admiral Shares—Net Assets
Applicable to 171,774,301 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,149,367
Net Asset Value Per Share—Admiral Shares	$94.02

Institutional Shares—Net Assets
Applicable to 48,825,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,676,148
Net Asset Value Per Share—Institutional Shares	$75.29
See accompanying Notes, which are an integral part of the Financial Statements.
36

Small-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	150,030
Interest[1]	261
Securities Lending—Net	12,310
Total Income	162,601
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,191
Management and Administrative—Investor Shares	272
Management and Administrative—ETF Shares	5,811
Management and Administrative—Admiral Shares	6,917
Management and Administrative—Institutional Shares	1,355
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—ETF Shares	425
Marketing and Distribution—Admiral Shares	647
Marketing and Distribution—Institutional Shares	80
Custodian Fees	247
Auditing Fees	39
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	230
Shareholders’ Reports—Admiral Shares	121
Shareholders’ Reports—Institutional Shares	76
Trustees’ Fees and Expenses	17
Total Expenses	18,449
Expenses Paid Indirectly	(93)
Net Expenses	18,356
Net Investment Income	144,245
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,984,155
Futures Contracts	(6,798)
Swap Contracts	5,417
Realized Net Gain (Loss)	2,982,774
37

Small-Cap Growth Index Fund
Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,876,475
Futures Contracts	(67)
Swap Contracts	(516)
Change in Unrealized Appreciation (Depreciation)	5,875,892
Net Increase (Decrease) in Net Assets Resulting from Operations	9,002,911
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $238,000, $119,000, and $45,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,659,774,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	144,245	153,179
Realized Net Gain (Loss)	2,982,774	1,874,382
Change in Unrealized Appreciation (Depreciation)	5,875,892	4,483,283
Net Increase (Decrease) in Net Assets Resulting from Operations	9,002,911	6,510,844
Distributions[1]
Investor Shares	(736)	(3,662)
ETF Shares	(61,658)	(55,954)
Admiral Shares	(72,055)	(70,366)
Institutional Shares	(17,057)	(19,599)
Total Distributions	(151,506)	(149,581)
Capital Share Transactions
Investor Shares	(12,462)	(1,668,248)
ETF Shares	850,058	219,981
Admiral Shares	(644,807)	1,358,659
Institutional Shares	(513,761)	(496,162)
Net Increase (Decrease) from Capital Share Transactions	(320,972)	(585,770)
Total Increase (Decrease)	8,530,433	5,775,493
Net Assets
Beginning of Period	25,940,078	20,164,585
End of Period	34,470,511	25,940,078
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$55.89	$42.36	$45.24	$37.43	$34.18
Investment Operations
Net Investment Income	.241[1]	.178[1]	.274[1]	.315[1]	.355
Net Realized and Unrealized Gain (Loss) on Investments	19.331	13.617	(2.879)	7.814	3.257
Total from Investment Operations	19.572	13.795	(2.605)	8.129	3.612
Distributions
Dividends from Net Investment Income	(.262)	(.265)	(.275)	(.319)	(.362)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.262)	(.265)	(.275)	(.319)	(.362)
Net Asset Value, End of Period	$75.20	$55.89	$42.36	$45.24	$37.43
Total Return[2]	35.12%	32.60%	-5.80%	21.78%	10.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$209	$171	$1,461	$1,816	$1,850
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.35%	0.58%	0.78%	1.03%
Portfolio Turnover Rate[3]	24%	18%	22%	19%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$198.68	$150.57	$160.81	$133.07	$121.53
Investment Operations
Net Investment Income	1.129[1]	1.175[1]	1.214[1]	1.320[1]	1.416
Net Realized and Unrealized Gain (Loss) on Investments	68.729	48.077	(10.263)	27.731	11.563
Total from Investment Operations	69.858	49.252	(9.049)	29.051	12.979
Distributions
Dividends from Net Investment Income	(1.178)	(1.142)	(1.191)	(1.311)	(1.439)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.178)	(1.142)	(1.191)	(1.311)	(1.439)
Net Asset Value, End of Period	$267.36	$198.68	$150.57	$160.81	$133.07
Total Return	35.29%	32.75%	-5.68%	21.90%	10.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,436	$9,833	$7,286	$6,981	$5,328
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.64%	0.70%	0.90%	1.15%
Portfolio Turnover Rate[2]	24%	18%	22%	19%	27%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$69.87	$52.95	$56.55	$46.79	$42.73
Investment Operations
Net Investment Income	.392[1]	.419[1]	.423[1]	.465[1]	.496
Net Realized and Unrealized Gain (Loss) on Investments	24.172	16.902	(3.605)	9.755	4.069
Total from Investment Operations	24.564	17.321	(3.182)	10.220	4.565
Distributions
Dividends from Net Investment Income	(.414)	(.401)	(.418)	(.460)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.414)	(.401)	(.418)	(.460)	(.505)
Net Asset Value, End of Period	$94.02	$69.87	$52.95	$56.55	$46.79
Total Return[2]	35.30%	32.76%	-5.68%	21.92%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,149	$12,717	$8,560	$8,729	$6,648
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.65%	0.70%	0.90%	1.15%
Portfolio Turnover Rate[3]	24%	18%	22%	19%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$55.95	$42.40	$45.29	$37.47	$34.22
Investment Operations
Net Investment Income	.319[1]	.327[1]	.335[1]	.375[1]	.401
Net Realized and Unrealized Gain (Loss) on Investments	19.358	13.550	(2.886)	7.818	3.257
Total from Investment Operations	19.677	13.877	(2.551)	8.193	3.658
Distributions
Dividends from Net Investment Income	(.337)	(.327)	(.339)	(.373)	(.408)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.337)	(.327)	(.339)	(.373)	(.408)
Net Asset Value, End of Period	$75.29	$55.95	$42.40	$45.29	$37.47
Total Return	35.31%	32.77%	-5.69%	21.94%	10.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,676	$3,218	$2,858	$3,690	$2,969
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.64%	0.71%	0.91%	1.16%
Portfolio Turnover Rate[2]	24%	18%	22%	19%	27%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
44

Small-Cap Growth Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
45

Small-Cap Growth Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
46

Small-Cap Growth Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,246,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $93,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
47

Small-Cap Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,418,623	—	1,011	34,419,634
Temporary Cash Investments	498,143	1,873	—	500,016
Total	34,916,766	1,873	1,011	34,919,650

Derivative Financial Instruments
Assets
Swap Contracts	—	383	—	383
Liabilities
Futures Contracts[1]	41	—	—	41
Swap Contracts	—	899	—	899
Total	41	899	—	940
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,661,609
Total Distributable Earnings (Loss)	(3,661,609)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the deferral of
48

Small-Cap Growth Index Fund
qualified late-year losses. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,420,434)
Qualified Late-Year Losses	(4,971)
Net Unrealized Gains (Losses)	12,450,154
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	151,506	149,581
Long-Term Capital Gains	—	—
Total	151,506	149,581
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,469,496
Gross Unrealized Appreciation	13,504,089
Gross Unrealized Depreciation	(1,053,935)
Net Unrealized Appreciation (Depreciation)	12,450,154
F.	During the year ended December 31, 2020, the fund purchased $11,657,075,000 of investment securities and sold $11,952,630,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,013,642,000 and $5,737,422,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $932,250,000 and $1,993,934,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
49

Small-Cap Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	34,870	559	341,286	6,457
Issued in Lieu of Cash Distributions	736	12	3,457	68
Redeemed[1]	(48,068)	(856)	(2,012,991)	(37,953)
Net Increase (Decrease)—Investor Shares	(12,462)	(285)	(1,668,248)	(31,428)
ETF Shares
Issued	6,364,154	29,978	4,498,039	24,355
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,514,096)	(25,475)	(4,278,058)	(23,250)
Net Increase (Decrease)—ETF Shares	850,058	4,503	219,981	1,105
Admiral Shares
Issued[1]	2,496,750	35,213	3,425,464	52,593
Issued in Lieu of Cash Distributions	65,017	860	64,077	968
Redeemed	(3,206,574)	(46,325)	(2,130,882)	(33,212)
Net Increase (Decrease)—Admiral Shares	(644,807)	(10,252)	1,358,659	20,349
Institutional Shares
Issued	658,957	11,461	517,209	10,047
Issued in Lieu of Cash Distributions	15,526	256	18,501	351
Redeemed	(1,188,244)	(20,410)	(1,031,872)	(20,274)
Net Increase (Decrease)—Institutional Shares	(513,761)	(8,693)	(496,162)	(9,876)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 28,587,000 and 22,871,000 shares, respectively, in the amount of $1,526,396,000 from the conversion during the year ended December 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
50

Small-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Investor Shares	5.72%	9.60%	9.93%	$25,772
Spliced Small-Cap Value Index	5.75	9.72	10.08	26,131
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund ETF Shares Net Asset Value	5.82%	9.73%	10.07%	$26,099
Small-Cap Value Index Fund ETF Shares Market Price	5.91	9.75	10.07	26,094
Spliced Small-Cap Value Index	5.75	9.72	10.08	26,131
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.
51

Small-Cap Value Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Since Inception (9/27/2011)	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Admiral Shares	5.85%	9.73%	12.57%	$29,937
Spliced Small-Cap Value Index	5.75	9.72	12.58	29,971
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	15.70	38,585
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Value Index Fund Institutional Shares	5.86%	9.75%	10.09%	$13,073,128
Spliced Small-Cap Value Index	5.75	9.72	10.08	13,065,541
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Small-Cap Value Index Fund ETF Shares Market Price	5.91%	59.21%	160.94%
Small-Cap Value Index Fund ETF Shares Net Asset Value	5.82	59.09	160.99
Spliced Small-Cap Value Index	5.75	58.99	161.31
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
52

Small-Cap Value Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	5.7%
Consumer Discretionary	15.7
Consumer Staples	3.8
Energy	3.6
Financials	21.3
Health Care	8.1
Industrials	20.4
Other	0.0
Real Estate	8.9
Technology	6.9
Telecommunications	1.1
Utilities	4.5
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
53

Small-Cap Value Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Mosaic Co.	4,778,126	109,945	0.30%
	Scotts Miracle-Gro Co.	546,143	108,759	0.30%
	Reliance Steel & Aluminum Co.	892,674	106,898	0.30%
†	Basic Materials—Other*,1		1,748,442	4.84%
			2,074,044	5.74%
Consumer Discretionary
	Tapestry Inc.	3,885,453	120,760	0.33%
	L Brands Inc.	3,113,259	115,782	0.32%
	Newell Brands Inc.	5,347,101	113,519	0.31%
	Service Corp. International	2,297,639	112,814	0.31%
	Norwegian Cruise Line Holdings Ltd.*,1	4,421,476	112,438	0.31%
	Williams-Sonoma Inc.	1,074,267	109,403	0.30%
	New York Times Co. Class A	2,097,662	108,596	0.30%
†	Consumer Discretionary—Other*,1		4,887,316	13.53%
			5,680,628	15.71%
Consumer Staples
	Darling Ingredients Inc.*	2,269,749	130,919	0.36%
	Bunge Ltd.	1,858,094	121,854	0.34%
†	Consumer Staples —Other*,1		1,115,354	3.08%
			1,368,127	3.78%
Energy
	Diamondback Energy Inc.	2,214,225	107,169	0.30%
†	Energy—Other*,1		1,210,175	3.34%
			1,317,344	3.64%
Financials
	Brown & Brown Inc.	3,377,856	160,144	0.44%
	Apollo Global Management Inc. Class A	2,883,600	141,239	0.39%
	RenaissanceRe Holdings Ltd.	712,258	118,107	0.33%
54

Small-Cap Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	LPL Financial Holdings Inc.	1,111,620	115,853	0.32%
	Assurant Inc.	822,471	112,037	0.31%
	Reinsurance Group of America Inc.	951,509	110,280	0.30%
	Comerica Inc.	1,947,312	108,777	0.30%
†	Financials—Other*,1,2		6,830,904	18.90%
			7,697,341	21.29%
Health Care
	Molina Healthcare Inc.*	831,185	176,776	0.49%
	10X Genomics Inc. Class A*	1,010,172	143,040	0.40%
	Mirati Therapeutics Inc.*	633,465	139,134	0.39%
	Jazz Pharmaceuticals plc*	741,175	122,331	0.34%
	Encompass Health Corp.	1,392,171	115,119	0.32%
	STERIS plc	597,126	113,179	0.31%
	PerkinElmer Inc.	783,785	112,473	0.31%
	Denali Therapeutics Inc.*	1,259,172	105,468	0.29%
†	Health Care—Other*,1,2		1,892,526	5.23%
			2,920,046	8.08%
Industrials
	IDEX Corp.	1,060,489	211,250	0.58%
	Booz Allen Hamilton Holding Corp. Class A	1,931,988	168,431	0.47%
	RPM International Inc.	1,820,127	165,231	0.46%
	Howmet Aerospace Inc.	5,464,436	155,955	0.43%
	Allegion plc	1,290,196	150,153	0.42%
	Quanta Services Inc.	1,946,678	140,200	0.39%
	AptarGroup Inc.	905,954	124,016	0.34%
	Pentair plc	2,331,290	123,768	0.34%
	Carlisle Cos. Inc.	747,468	116,740	0.32%
	Sensata Technologies Holding plc*	2,202,049	116,136	0.32%
	Owens Corning	1,515,559	114,819	0.32%
	AECOM*	2,110,715	105,071	0.29%
†	Industrials—Other*,1,3		5,673,640	15.69%
			7,365,410	20.37%
†Other*,2,4			90	0.00%
Real Estate
	VICI Properties Inc.	7,519,471	191,747	0.53%
	Medical Properties Trust Inc.	7,510,949	163,664	0.45%
	Gaming & Leisure Properties Inc.	3,095,654	131,256	0.36%
	Omega Healthcare Investors Inc.	3,178,740	115,452	0.32%
	Jones Lang LaSalle Inc.*	718,555	106,612	0.30%
†	Real Estate—Other*,1		2,500,772	6.92%
			3,209,503	8.88%
Technology
	ON Semiconductor Corp.*	5,763,685	188,645	0.52%
	Nuance Communications Inc.*	3,962,235	174,695	0.48%
	Leidos Holdings Inc.	996,124	104,713	0.29%
†	Technology—Other*,1		2,024,868	5.60%
			2,492,921	6.89%
†Telecommunications*,1			404,714	1.12%
55

Small-Cap Value Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
Utilities
	Atmos Energy Corp.		1,761,069	168,059	0.46%
	Essential Utilities Inc.		3,435,256	162,453	0.45%
†	Utilities—Other*			1,276,047	3.53%
				1,606,559	4.44%
Total Common Stocks (Cost $28,119,202)				36,136,727	99.94%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[5,6]	0.111%	4,108,737	410,873	1.14%
†U.S. Government and Agency Obligations[7]				1,427	0.00%
Total Temporary Cash Investments (Cost $412,242)				412,300	1.14%
Total Investments (Cost $28,531,444)				36,549,027	101.08%
Other Assets and Liabilities—Net				(390,048)	(1.08%)
Net Assets				36,158,979	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $357,020,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $34,605,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $385,122,000 was received for securities on loan, of which $382,088,000 is held in Vanguard Market Liquidity Fund and $3,034,000 is held in cash.
7	Securities with a value of $1,427,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	534	52,727	283

56

Small-Cap Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	2,720	(0.153)	160	—
Novavax Inc.	2/2/21	GSI	18,933	(0.153)	—	(2,208)
					160	(2,208)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,120,629)	36,138,154
Affiliated Issuers (Cost $410,815)	410,873
Total Investments in Securities	36,549,027
Investment in Vanguard	1,330
Cash	14,249
Cash Collateral Pledged—Futures Contracts	1,802
Cash Collateral Pledged—Over-the-Counter Swap Contracts	900
Receivables for Investment Securities Sold	553
Receivables for Accrued Income	47,081
Receivables for Capital Shares Issued	13,976
Unrealized Appreciation—Over-the-Counter Swap Contracts	160
Total Assets	36,629,078
Liabilities
Payables for Investment Securities Purchased	11,040
Collateral for Securities on Loan	385,122
Payables for Capital Shares Redeemed	70,308
Payables to Vanguard	1,376
Variation Margin Payable—Futures Contracts	45
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,208
Total Liabilities	470,099
Net Assets	36,158,979
58

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	31,662,049
Total Distributable Earnings (Loss)	4,496,930
Net Assets	36,158,979

Investor Shares—Net Assets
Applicable to 6,863,187 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	233,891
Net Asset Value Per Share—Investor Shares	$34.08

ETF Shares—Net Assets
Applicable to 125,498,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,836,711
Net Asset Value Per Share—ETF Shares	$142.13

Admiral Shares—Net Assets
Applicable to 234,391,724 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,314,433
Net Asset Value Per Share—Admiral Shares	$61.07

Institutional Shares—Net Assets
Applicable to 110,558,149 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,773,944
Net Asset Value Per Share—Institutional Shares	$34.14
See accompanying Notes, which are an integral part of the Financial Statements.
59

Small-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	622,667
Interest[1]	412
Securities Lending—Net	17,124
Total Income	640,203
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,226
Management and Administrative—Investor Shares	340
Management and Administrative—ETF Shares	7,361
Management and Administrative—Admiral Shares	6,335
Management and Administrative—Institutional Shares	1,401
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—ETF Shares	532
Marketing and Distribution—Admiral Shares	662
Marketing and Distribution—Institutional Shares	97
Custodian Fees	317
Auditing Fees	42
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	323
Shareholders’ Reports—Admiral Shares	142
Shareholders’ Reports—Institutional Shares	66
Trustees’ Fees and Expenses	19
Total Expenses	19,889
Net Investment Income	620,314
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(639,646)
Futures Contracts	3,623
Swap Contracts	1,663
Realized Net Gain (Loss)	(634,360)
60

Small-Cap Value Index Fund
Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,348,756
Futures Contracts	35
Swap Contracts	(3,296)
Change in Unrealized Appreciation (Depreciation)	2,345,495
Net Increase (Decrease) in Net Assets Resulting from Operations	2,331,449
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $393,000, $55,000, and $20,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,566,162,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	620,314	660,205
Realized Net Gain (Loss)	(634,360)	79,349
Change in Unrealized Appreciation (Depreciation)	2,345,495	5,267,109
Net Increase (Decrease) in Net Assets Resulting from Operations	2,331,449	6,006,663
Distributions[1]
Investor Shares	(3,847)	(17,224)
ETF Shares	(285,203)	(296,491)
Admiral Shares	(241,645)	(272,117)
Institutional Shares	(63,508)	(75,237)
Total Distributions	(594,203)	(661,069)
Capital Share Transactions
Investor Shares	(25,540)	(1,486,208)
ETF Shares	1,967,955	877,303
Admiral Shares	(82,929)	1,629,545
Institutional Shares	(39,394)	(69,319)
Net Increase (Decrease) from Capital Share Transactions	1,820,092	951,321
Total Increase (Decrease)	3,557,338	6,296,915
Net Assets
Beginning of Period	32,601,641	26,304,726
End of Period	36,158,979	32,601,641
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.86	$27.35	$31.82	$29.00	$23.69
Investment Operations
Net Investment Income	.550[1]	.543[1]	.603[1]	.534[1]	.477
Net Realized and Unrealized Gain (Loss) on Investments	1.208	5.608	(4.471)	2.820	5.315
Total from Investment Operations	1.758	6.151	(3.868)	3.354	5.792
Distributions
Dividends from Net Investment Income	(.538)	(.641)	(.602)	(.534)	(.482)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.538)	(.641)	(.602)	(.534)	(.482)
Net Asset Value, End of Period	$34.08	$32.86	$27.35	$31.82	$29.00
Total Return[2]	5.72%	22.61%	-12.34%	11.67%	24.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$234	$255	$1,501	$2,060	$2,357
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.98%	1.76%	1.92%	1.82%	1.96%
Portfolio Turnover Rate[3]	26%	19%	18%	19%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$137.05	$114.05	$132.71	$120.95	$98.81
Investment Operations
Net Investment Income	2.584[1]	2.840[1]	2.720[1]	2.427[1]	2.119
Net Realized and Unrealized Gain (Loss) on Investments	4.884	22.984	(18.702)	11.709	22.159
Total from Investment Operations	7.468	25.824	(15.982)	14.136	24.278
Distributions
Dividends from Net Investment Income	(2.388)	(2.824)	(2.678)	(2.376)	(2.138)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.388)	(2.824)	(2.678)	(2.376)	(2.138)
Net Asset Value, End of Period	$142.13	$137.05	$114.05	$132.71	$120.95
Total Return	5.82%	22.76%	-12.22%	11.79%	24.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,837	$14,808	$11,560	$12,650	$10,042
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.19%	2.04%	1.94%	2.08%
Portfolio Turnover Rate[2]	26%	19%	18%	19%	18%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$58.89	$49.01	$57.02	$51.97	$42.46
Investment Operations
Net Investment Income	1.058[1]	1.230[1]	1.165[1]	1.039[1]	.911
Net Realized and Unrealized Gain (Loss) on Investments	2.148	9.863	(8.024)	5.032	9.518
Total from Investment Operations	3.206	11.093	(6.859)	6.071	10.429
Distributions
Dividends from Net Investment Income	(1.026)	(1.213)	(1.151)	(1.021)	(.919)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.026)	(1.213)	(1.151)	(1.021)	(.919)
Net Asset Value, End of Period	$61.07	$58.89	$49.01	$57.02	$51.97
Total Return[2]	5.85%	22.76%	-12.23%	11.80%	24.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,314	$13,907	$10,167	$11,278	$9,469
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.21%	2.04%	1.94%	2.08%
Portfolio Turnover Rate[3]	26%	19%	18%	19%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
65

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.92	$27.39	$31.87	$29.05	$23.73
Investment Operations
Net Investment Income	.597[1]	.684[1]	.651[1]	.587[1]	.510
Net Realized and Unrealized Gain (Loss) on Investments	1.199	5.527	(4.485)	2.808	5.324
Total from Investment Operations	1.796	6.211	(3.834)	3.395	5.834
Distributions
Dividends from Net Investment Income	(.576)	(.681)	(.646)	(.575)	(.514)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.576)	(.681)	(.646)	(.575)	(.514)
Net Asset Value, End of Period	$34.14	$32.92	$27.39	$31.87	$29.05
Total Return	5.86%	22.81%	-12.23%	11.80%	24.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,774	$3,632	$3,077	$3,649	$2,882
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.20%	2.05%	1.95%	2.09%
Portfolio Turnover Rate[2]	26%	19%	18%	19%	18%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Small-Cap Value Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Small-Cap Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Small-Cap Value Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,330,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	36,136,630	—	97	36,136,727
Temporary Cash Investments	410,873	1,427	—	412,300
Total	36,547,503	1,427	97	36,549,027

Derivative Financial Instruments
Assets
Swap Contracts	—	160	—	160
Liabilities
Futures Contracts[1]	45	—	—	45
Swap Contracts	—	2,208	—	2,208
Total	45	2,208	—	2,253
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,567,731
Total Distributable Earnings (Loss)	(1,567,731)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities
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Small-Cap Value Index Fund
for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	12,887
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,492,784)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	7,976,827
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	594,203	661,069
Long-Term Capital Gains	—	—
Total	594,203	661,069
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,572,200
Gross Unrealized Appreciation	10,186,288
Gross Unrealized Depreciation	(2,209,461)
Net Unrealized Appreciation (Depreciation)	7,976,827
E.	During the year ended December 31, 2020, the fund purchased $12,773,888,000 of investment securities and sold $10,692,451,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,298,237,000 and $3,246,604,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $4,764,190,000 and $1,260,978,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Small-Cap Value Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,233	700	301,775	9,608
Issued in Lieu of Cash Distributions	3,847	138	16,430	533
Redeemed[1]	(48,620)	(1,724)	(1,804,413)	(57,280)
Net Increase (Decrease)—Investor Shares	(25,540)	(886)	(1,486,208)	(47,139)
ETF Shares
Issued	4,997,914	43,220	3,694,906	28,401
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,029,959)	(25,775)	(2,817,603)	(21,700)
Net Increase (Decrease)—ETF Shares	1,967,955	17,445	877,303	6,701
Admiral Shares
Issued[1]	3,197,023	67,416	3,509,475	62,730
Issued in Lieu of Cash Distributions	210,169	4,208	240,084	4,252
Redeemed	(3,490,121)	(73,393)	(2,120,014)	(38,287)
Net Increase (Decrease)—Admiral Shares	(82,929)	(1,769)	1,629,545	28,695
Institutional Shares
Issued	884,087	33,455	867,066	28,137
Issued in Lieu of Cash Distributions	57,484	2,056	68,539	2,175
Redeemed	(980,965)	(35,290)	(1,004,924)	(32,296)
Net Increase (Decrease)—Institutional Shares	(39,394)	221	(69,319)	(1,984)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 44,669,000 and 24,926,000 shares, respectively, in the amount of $1,357,764,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
73

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
74

Special 2020 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Small-Cap Index Fund	993,681
Small-Cap Growth Index Fund	102,206
Small-Cap Value Index Fund	500,141
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Small-Cap Index Fund	320,564
Small-Cap Growth Index Fund	48,270
Small-Cap Value Index Fund	94,062
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Small-Cap Index Fund	72.3%
Small-Cap Growth Index Fund	67.1
Small-Cap Value Index Fund	79.6
75

The CRSP US Small Cap Index, CRSP US Small Cap Growth Index, and CRSP US Small Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for or has participated in the determination of the prices and amount of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD SMALL-CAP INDEX, SMALL-CAP GROWTH INDEX, AND SMALL-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, OR LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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All rights reserved.
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Vanguard Marketing Corporation, Distributor.
Q480 022021

Annual Report  |  December 31, 2020
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Returns for the 12 months ended December 31, 2020, returns for the three Vanguard Mid-Cap Index Funds ranged from 2.43% for Investor Shares of Vanguard Mid-Cap Value Index Fund to 34.48% for Admiral Shares of Vanguard Mid-Cap Growth Index Fund. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, returned about 32%. Each fund closely tracked its target index.
•	The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn't possible were hit hard. Stocks initially plummeted as infections surged, but they finished the year significantly higher, thanks in part to rapid and robust monetary and fiscal action by policymakers and the rollout of COVID-19 vaccines as the year drew to a close.
•	Technology contributed most to results for the Mid-Cap Growth Index Fund and Mid-Cap Index Fund, as did basic materials to the Mid-Cap Value Index Fund and information technology to the Extended Market Index Fund. Energy was among the poorest performers for all four funds.
•	Please note that the Extended Market Index Fund uses the Global Industry Classification Standard methodology, while the three other funds use the Industry Classification Benchmark methodology.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,399.10	$1.15
ETF Shares	1,000.00	1,400.10	0.36
AdmiralTM Shares	1,000.00	1,400.00	0.36
Institutional Shares	1,000.00	1,400.10	0.30
Institutional Plus Shares	1,000.00	1,400.20	0.24
Institutional Select Shares	1,000.00	1,400.30	0.12
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,273.20	$0.97
ETF Shares	1,000.00	1,273.90	0.23
Admiral Shares	1,000.00	1,273.90	0.29
Institutional Shares	1,000.00	1,273.80	0.23
Institutional Plus Shares	1,000.00	1,274.00	0.17
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,287.30	$1.09
ETF Shares	1,000.00	1,288.10	0.40
Admiral Shares	1,000.00	1,288.10	0.40
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,258.40	$1.08
ETF Shares	1,000.00	1,259.00	0.40
Admiral Shares	1,000.00	1,259.10	0.40

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.18	$0.97
ETF Shares	1,000.00	1,024.83	0.31
AdmiralTM Shares	1,000.00	1,024.83	0.31
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.94	0.20
Institutional Select Shares	1,000.00	1,025.04	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Institutional Plus Shares	1,000.00	1,024.99	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.18	$0.97
ETF Shares	1,000.00	1,024.79	0.36
Admiral Shares	1,000.00	1,024.79	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.18	$0.97
ETF Shares	1,000.00	1,024.79	0.36
Admiral Shares	1,000.00	1,024.79	0.36
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Extended Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Investor Shares	32.04%	15.90%	13.07%	$34,154
S&P Completion Index	32.17	15.93	13.12	34,308
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund ETF Shares Net Asset Value	32.20%	16.05%	13.22%	$34,599
Extended Market Index Fund ETF Shares Market Price	32.27	16.06	13.22	34,610
S&P Completion Index	32.17	15.93	13.12	34,308
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Admiral Shares	32.21%	16.05%	13.22%	$34,605
S&P Completion Index	32.17	15.93	13.12	34,308
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Extended Market Index Fund Institutional Shares	32.23%	16.06%	13.24%	$17,333,581
S&P Completion Index	32.17	15.93	13.12	17,153,961
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

	One Year	Five Years	Since Inception (1/14/2011)	Final Value of a $100,000,000 Investment
Extended Market Index Fund Institutional Plus Shares	32.24%	16.07%	12.95%	$336,401,475
S&P Completion Index	32.17	15.93	12.81	332,371,908
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.46	351,946,854
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (6/27/2016)	Final Value of a $3,000,000,000 Investment
Extended Market Index Fund Institutional Select Shares	32.27%	18.80%	$6,525,718,800
S&P Completion Index	32.17	18.63	6,484,366,800
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	17.55	6,220,728,000
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Extended Market Index Fund ETF Shares Market Price	32.27%	110.58%	246.10%
Extended Market Index Fund ETF Shares Net Asset Value	32.20	110.44	245.99
S&P Completion Index	32.17	109.44	243.08
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund
Fund Allocation
As of December 31, 2020
Communication Services	5.7%
Consumer Discretionary	11.0
Consumer Staples	2.7
Energy	1.5
Financials	13.0
Health Care	16.1
Industrials	13.0
Information Technology	25.0
Materials	3.5
Other	0.0
Real Estate	6.5
Utilities	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Communication Services
	Snap Inc. Class A*	12,746,579	638,221	0.67%
	Match Group Inc.*	3,616,065	546,713	0.57%
	Liberty Broadband Corp. Class C*	2,981,539	472,186	0.49%
	Pinterest Inc. Class A*	7,117,865	469,067	0.49%
	Roku Inc.*	1,193,969	396,422	0.41%
	Zillow Group Inc. Class C*	1,902,303	246,919	0.26%
	Zillow Group Inc. Class A*	655,295	89,081	0.09%
	Liberty Broadband Corp. Class A*	281,383	44,340	0.05%
†	Communication Services—Other*,1,2		2,546,985	2.66%
			5,449,934	5.69%
Consumer Discretionary
	Lululemon Athletica Inc.*	1,649,515	574,081	0.60%
	Peloton Interactive Inc. Class A*	3,563,507	540,655	0.57%
	Burlington Stores Inc.*	920,108	240,654	0.25%
†	Consumer Discretionary—Other*,1		9,138,557	9.53%
			10,493,947	10.95%
Consumer Staples
	Keurig Dr Pepper Inc.	7,984,374	255,500	0.27%
†	Consumer Staples—Other*,1		2,293,056	2.39%
			2,548,556	2.66%
†Energy*,1,2			1,433,454	1.50%
Financials
	Blackstone Group Inc. Class A	9,351,051	606,042	0.63%
	KKR & Co. Inc.	7,881,446	319,120	0.33%
†	Financials—Other*,1,2		11,382,014	11.89%
			12,307,176	12.85%

Extended Market Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Health Care
	Veeva Systems Inc. Class A*	1,817,767	494,887	0.52%
	Moderna Inc.*	4,196,378	438,396	0.46%
	Teladoc Health Inc.*	1,712,949	342,521	0.36%
	Seagen Inc.*	1,677,010	293,712	0.31%
	Exact Sciences Corp.*	2,213,481	293,264	0.31%
	Insulet Corp.*	916,545	234,296	0.25%
	Horizon Therapeutics plc*	3,062,607	224,030	0.23%
†	Health Care—Other*,1,2		12,951,654	13.50%
			15,272,760	15.94%
Industrials
	Uber Technologies Inc.*	19,433,903	991,129	1.04%
	CoStar Group Inc.*	548,088	506,587	0.53%
	TransUnion	2,634,440	261,389	0.27%
†	Industrials—Other*,1,2,3		10,603,875	11.07%
			12,362,980	12.91%
Information Technology
	Square Inc. Class A*	5,354,579	1,165,371	1.22%
	Zoom Video Communications Inc. Class A*	2,773,737	935,637	0.98%
	NXP Semiconductors NV	3,886,335	617,966	0.65%
	Twilio Inc. Class A*	1,754,000	593,729	0.62%
	DocuSign Inc. Class A*	2,599,116	577,783	0.60%
	Workday Inc. Class A*	2,363,860	566,404	0.59%
	Crowdstrike Holdings Inc. Class A*	2,624,948	556,016	0.58%
	Palo Alto Networks Inc.*	1,323,747	470,446	0.49%
	Trade Desk Inc. Class A*	584,492	468,178	0.49%
	Marvell Technology Group Ltd.	9,308,943	442,547	0.46%
	Okta Inc.*	1,683,997	428,173	0.45%
	RingCentral Inc. Class A*	1,053,658	399,305	0.42%
	Splunk Inc.*	2,008,989	341,307	0.36%
	Coupa Software Inc.*	956,213	324,070	0.34%
	Enphase Energy Inc.*	1,756,321	308,182	0.32%
	Slack Technologies Inc. Class A*	6,834,595	288,693	0.30%
	EPAM Systems Inc.*	776,370	278,212	0.29%
	Datadog Inc. Class A*	2,692,093	265,010	0.28%
	MongoDB Inc.*	702,812	252,338	0.26%
	Dell Technologies Inc. Class C*	3,255,212	238,574	0.25%
	HubSpot Inc.*	599,033	237,481	0.25%
	Trimble Inc.*	3,477,135	232,168	0.24%
	Zendesk Inc.*	1,621,429	232,059	0.24%
	SolarEdge Technologies Inc.*	712,921	227,507	0.24%
	SS&C Technologies Holdings Inc.	3,091,659	224,918	0.24%
†	Information Technology—Other*,1		13,057,955	13.61%
			23,730,029	24.77%
†Materials*,1,2			3,309,706	3.45%
†Other*,1,2,4			545	0.00%
Real Estate
	Invitation Homes Inc.	7,769,817	230,764	0.24%
	Sun Communities Inc.	1,494,196	227,043	0.24%
†	Real Estate—Other*,1		5,725,997	5.98%
			6,183,804	6.46%

Extended Market Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
Utilities
	PG&E Corp.*		20,708,441	258,027	0.27%
†	Utilities—Other*,1			1,660,812	1.73%
				1,918,839	2.00%
Total Common Stocks (Cost $63,387,070)				95,011,730	99.18%
†Preferred Stocks (Cost $143)				153	0.00%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[5,6]	0.111%	21,698,932	2,169,893	2.27%
U.S. Government and Agency Obligations[7]				28,521	0.03%
Total Temporary Cash Investments (Cost $2,198,154)				2,198,414	2.30%
Total Investments (Cost $65,585,367)				97,210,297	101.48%
Other Assets and Liabilities—Net				(1,414,403)	(1.48%)
Net Assets				95,795,894	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Includes non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,302,696,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $34,727,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,435,453,000 was received for securities on loan, of which $1,412,730,000 is held in Vanguard Market Liquidity Fund and $22,723,000 is held in cash.
7	Securities with a value of $28,521,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	2,918	288,123	9,385
E-mini S&P 500 Index	March 2021	851	159,512	3,231
E-mini S&P Mid-Cap 400 Index	March 2021	135	31,097	902
				13,518

Extended Market Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	2,720	(0.153)	161	—
Bandwidth Inc. Class A	9/2/21	BOANA	10,625	(0.153)	127	—
RingCentral Inc. Class A	9/2/21	BOANA	17,654	(0.153)	1,290	—
Roku Inc.	2/2/21	GSI	104,046	(0.153)	3,855	—
Seagen Inc.	9/2/21	BOANA	12,773	(0.153)	360	—
Sirius XM Holdings Inc.	2/2/21	GSI	25,560	(0.153)	—	(82)
Splunk Inc.	9/2/21	BOANA	44,920	(0.153)	—	(7,549)
Twilio Inc. Class A	9/2/21	BOANA	64,018	(0.153)	3,674	—
Veeva Systems Inc. Class A	9/2/21	BOANA	17,997	(0.153)	—	(302)
Vistra Corp.	9/2/21	BOANA	6,538	(0.153)	341	—
Wayfair Inc. Class A	9/2/21	BOANA	33,067	(0.153)	—	(3,716)
Workday Inc. Class A	9/2/21	BOANA	31,471	(0.153)	2,071	—
					11,879	(11,649)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $6,696,000 and cash of $1,650,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $63,415,735)	95,040,404
Affiliated Issuers (Cost $2,169,632)	2,169,893
Total Investments in Securities	97,210,297
Investment in Vanguard	3,504
Cash	81,921
Cash Collateral Pledged—Futures Contracts	457
Receivables for Investment Securities Sold	2,208
Receivables for Accrued Income	73,264
Receivables for Capital Shares Issued	269,878
Variation Margin Receivable—Futures Contracts	854
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,879
Total Assets	97,654,262
Liabilities
Payables for Investment Securities Purchased	296,582
Collateral for Securities on Loan	1,435,453
Payables for Capital Shares Redeemed	112,261
Payables to Vanguard	2,423
Unrealized Depreciation—Over-the-Counter Swap Contracts	11,649
Total Liabilities	1,858,368
Net Assets	95,795,894

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	66,541,545
Total Distributable Earnings (Loss)	29,254,349
Net Assets	95,795,894

Investor Shares—Net Assets
Applicable to 3,640,172 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	454,420
Net Asset Value Per Share—Investor Shares	$124.83

ETF Shares—Net Assets
Applicable to 83,690,929 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,761,130
Net Asset Value Per Share—ETF Shares	$164.43

Admiral Shares—Net Assets
Applicable to 214,699,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,784,370
Net Asset Value Per Share—Admiral Shares	$124.75

Institutional Shares—Net Assets
Applicable to 149,575,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,658,561
Net Asset Value Per Share—Institutional Shares	$124.74

Institutional Plus Shares—Net Assets
Applicable to 37,891,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,664,921
Net Asset Value Per Share—Institutional Plus Shares	$307.85

Institutional Select Shares—Net Assets
Applicable to 122,087,043 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,472,492
Net Asset Value Per Share—Institutional Select Shares	$200.45
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	826,572
Interest[1]	3,846
Securities Lending—Net	75,659
Total Income	906,077
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,917
Management and Administrative—Investor Shares	649
Management and Administrative—ETF Shares	4,429
Management and Administrative—Admiral Shares	10,461
Management and Administrative—Institutional Shares	6,026
Management and Administrative—Institutional Plus Shares	2,815
Management and Administrative—Institutional Select Shares	2,688
Marketing and Distribution—Investor Shares	40
Marketing and Distribution—ETF Shares	460
Marketing and Distribution—Admiral Shares	961
Marketing and Distribution—Institutional Shares	352
Marketing and Distribution—Institutional Plus Shares	107
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	997
Auditing Fees	51
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	177
Shareholders’ Reports—Admiral Shares	151
Shareholders’ Reports—Institutional Shares	146
Shareholders’ Reports—Institutional Plus Shares	127
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	42
Total Expenses	33,597
Net Investment Income	872,480
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,623,461
Futures Contracts	8,177
Swap Contracts	286,520
Realized Net Gain (Loss)	8,918,158

Extended Market Index Fund
Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	13,647,805
Futures Contracts	3,951
Swap Contracts	2,573
Change in Unrealized Appreciation (Depreciation)	13,654,329
Net Increase (Decrease) in Net Assets Resulting from Operations	23,444,967
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,666,000, $423,000, and ($38,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $9,886,058,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	872,480	969,922
Realized Net Gain (Loss)	8,918,158	3,506,067
Change in Unrealized Appreciation (Depreciation)	13,654,329	12,057,903
Net Increase (Decrease) in Net Assets Resulting from Operations	23,444,967	16,533,892
Distributions[1]
Investor Shares	(4,603)	(8,928)
ETF Shares	(137,503)	(101,363)
Admiral Shares	(294,052)	(291,203)
Institutional Shares	(203,836)	(199,592)
Institutional Plus Shares	(128,356)	(129,133)
Institutional Select Shares	(266,898)	(248,571)
Total Distributions	(1,035,248)	(978,790)
Capital Share Transactions
Investor Shares	(104,325)	(933,720)
ETF Shares	2,263,951	399,255
Admiral Shares	(1,839,723)	122,765
Institutional Shares	(660,488)	(740,441)
Institutional Plus Shares	(518,910)	(97,548)
Institutional Select Shares	(297,897)	1,967,463
Net Increase (Decrease) from Capital Share Transactions	(1,157,392)	717,774
Total Increase (Decrease)	21,252,327	16,272,876
Net Assets
Beginning of Period	74,543,567	58,270,691
End of Period	95,795,894	74,543,567
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$95.66	$75.74	$84.80	$72.76	$63.61
Investment Operations
Net Investment Income	.983[1]	.962[1]	1.193[1]	.916[1]	.919
Net Realized and Unrealized Gain (Loss) on Investments	29.401	20.089	(9.104)	12.074	9.182
Total from Investment Operations	30.384	21.051	(7.911)	12.990	10.101
Distributions
Dividends from Net Investment Income	(1.214)	(1.131)	(1.149)	(.950)	(.951)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.214)	(1.131)	(1.149)	(.950)	(.951)
Net Asset Value, End of Period	$124.83	$95.66	$75.74	$84.80	$72.76
Total Return[2]	32.04%	27.87%	-9.47%	17.94%	15.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$454	$455	$1,139	$1,548	$2,021
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.09%	1.38%	1.24%	1.48%
Portfolio Turnover Rate[3]	19%	13%	10%	11%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$126.02	$99.77	$111.72	$95.86	$83.80
Investment Operations
Net Investment Income	1.509[1]	1.636[1]	1.742[1]	1.420[1]	1.324
Net Realized and Unrealized Gain (Loss) on Investments	38.668	26.255	(12.036)	15.835	12.107
Total from Investment Operations	40.177	27.891	(10.294)	17.255	13.431
Distributions
Dividends from Net Investment Income	(1.767)	(1.641)	(1.656)	(1.395)	(1.371)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.767)	(1.641)	(1.656)	(1.395)	(1.371)
Net Asset Value, End of Period	$164.43	$126.02	$99.77	$111.72	$95.86
Total Return	32.20%	28.04%	-9.37%	18.10%	16.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,761	$8,119	$6,095	$5,711	$4,387
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.40%	1.50%	1.37%	1.61%
Portfolio Turnover Rate[2]	19%	13%	10%	11%	12%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$95.61	$75.70	$84.76	$72.72	$63.58
Investment Operations
Net Investment Income	1.112[1]	1.236[1]	1.307[1]	1.071[1]	1.005
Net Realized and Unrealized Gain (Loss) on Investments	29.367	19.918	(9.111)	12.026	9.175
Total from Investment Operations	30.479	21.154	(7.804)	13.097	10.180
Distributions
Dividends from Net Investment Income	(1.339)	(1.244)	(1.256)	(1.057)	(1.040)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.339)	(1.244)	(1.256)	(1.057)	(1.040)
Net Asset Value, End of Period	$124.75	$95.61	$75.70	$84.76	$72.72
Total Return[2]	32.21%	28.03%	-9.36%	18.11%	16.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,784	$22,391	$17,644	$19,712	$15,830
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.39%	1.50%	1.37%	1.61%
Portfolio Turnover Rate[3]	19%	13%	10%	11%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$95.60	$75.69	$84.75	$72.72	$63.58
Investment Operations
Net Investment Income	1.125[1]	1.239[1]	1.319[1]	1.085[1]	1.018
Net Realized and Unrealized Gain (Loss) on Investments	29.364	19.925	(9.113)	12.018	9.175
Total from Investment Operations	30.489	21.164	(7.794)	13.103	10.193
Distributions
Dividends from Net Investment Income	(1.349)	(1.254)	(1.266)	(1.073)	(1.053)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.349)	(1.254)	(1.266)	(1.073)	(1.053)
Net Asset Value, End of Period	$124.74	$95.60	$75.69	$84.75	$72.72
Total Return	32.23%	28.05%	-9.35%	18.12%	16.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,659	$14,927	$12,443	$13,359	$10,554
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.40%	1.51%	1.39%	1.63%
Portfolio Turnover Rate[2]	19%	13%	10%	11%	12%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$235.94	$186.80	$209.16	$179.47	$156.89
Investment Operations
Net Investment Income	2.798[1]	3.078[1]	3.208[1]	2.611[1]	2.525
Net Realized and Unrealized Gain (Loss) on Investments	72.466	49.178	(22.426)	29.741	22.668
Total from Investment Operations	75.264	52.256	(19.218)	32.352	25.193
Distributions
Dividends from Net Investment Income	(3.354)	(3.116)	(3.142)	(2.662)	(2.613)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.354)	(3.116)	(3.142)	(2.662)	(2.613)
Net Asset Value, End of Period	$307.85	$235.94	$186.80	$209.16	$179.47
Total Return	32.24%	28.07%	-9.35%	18.13%	16.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,665	$9,486	$7,559	$10,565	$13,530
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.41%	1.52%	1.40%	1.64%
Portfolio Turnover Rate[2]	19%	13%	10%	11%	12%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,				June 27, 2016[1] to December 31, 2016
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$153.63	$121.63	$136.19	$116.85	$98.43
Investment Operations
Net Investment Income	1.855[2]	2.059[2]	2.184[2]	1.891[2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	47.179	31.999	(14.655)	19.221	18.428
Total from Investment Operations	49.034	34.058	(12.471)	21.112	19.478
Distributions
Dividends from Net Investment Income	(2.214)	(2.058)	(2.089)	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.214)	(2.058)	(2.089)	(1.772)	(1.058)
Net Asset Value, End of Period	$200.45	$153.63	$121.63	$136.19	$116.85
Total Return	32.27%	28.09%	-9.32%	18.17%	19.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,472	$19,166	$13,390	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.22%	1.44%	1.55%	1.43%	1.88%[3]
Portfolio Turnover Rate[4]	19%	13%	10%	11%	12%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Extended Market Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Extended Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Extended Market Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $3,504,000, representing less than 0.01% of the fund’s net assets and 1.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	95,001,856	1,049	8,825	95,011,730
Preferred Stocks	153	—	—	153
Temporary Cash Investments	2,169,893	28,521	—	2,198,414
Total	97,171,902	29,570	8,825	97,210,297

Derivative Financial Instruments
Assets
Futures Contracts[1]	854	—	—	854
Swap Contracts	—	11,879	—	11,879
Total	854	11,879	—	12,733
Liabilities
Swap Contracts	—	11,649	—	11,649
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	9,887,802
Total Distributable Earnings (Loss)	(9,887,802)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities

Extended Market Index Fund
for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	139,331
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,389,106)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	31,504,124
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,035,248	978,790
Long-Term Capital Gains	—	—
Total	1,035,248	978,790
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,706,174
Gross Unrealized Appreciation	37,434,528
Gross Unrealized Depreciation	(5,930,404)
Net Unrealized Appreciation (Depreciation)	31,504,124
E.	During the year ended December 31, 2020, the fund purchased $26,398,924,000 of investment securities and sold $27,298,365,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,825,590,000 and $12,498,197,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $678,089,000 and $3,086,381,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Extended Market Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,830	247	238,416	2,595
Issued in Lieu of Cash Distributions	4,603	45	8,707	97
Redeemed[1]	(131,758)	(1,409)	(1,180,843)	(12,972)
Net Increase (Decrease)—Investor Shares	(104,325)	(1,117)	(933,720)	(10,280)
ETF Shares
Issued	14,624,815	107,064	7,615,450	64,286
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,360,864)	(87,800)	(7,216,195)	(60,950)
Net Increase (Decrease)—ETF Shares	2,263,951	19,264	399,255	3,336
Admiral Shares
Issued[1]	3,059,775	34,243	3,375,088	37,971
Issued in Lieu of Cash Distributions	247,838	2,462	246,482	2,706
Redeemed	(5,147,336)	(56,192)	(3,498,805)	(39,580)
Net Increase (Decrease)—Admiral Shares	(1,839,723)	(19,487)	122,765	1,097
Institutional Shares
Issued	2,848,323	30,960	2,265,538	25,810
Issued in Lieu of Cash Distributions	191,072	1,896	189,780	2,085
Redeemed	(3,699,883)	(39,412)	(3,195,759)	(36,156)
Net Increase (Decrease)—Institutional Shares	(660,488)	(6,556)	(740,441)	(8,261)
Institutional Plus Shares
Issued	1,524,569	6,648	2,145,116	9,842
Issued in Lieu of Cash Distributions	122,184	493	123,576	550
Redeemed	(2,165,663)	(9,455)	(2,366,240)	(10,652)
Net Increase (Decrease)—Institutional Plus Shares	(518,910)	(2,314)	(97,548)	(260)
Institutional Select Shares
Issued	1,631,575	10,461	3,238,408	23,556
Issued in Lieu of Cash Distributions	266,898	1,647	248,571	1,696
Redeemed	(2,196,370)	(14,775)	(1,519,516)	(10,585)
Net Increase (Decrease)—Institutional Select Shares	(297,897)	(2,667)	1,967,463	14,667
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 8,887,000 and 8,891,000 shares, respectively, in the amount of $806,344,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Investor Shares	18.10%	13.14%	12.25%	$31,757
Spliced Mid-Cap Index	18.24	13.30	12.44	32,295
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	18.22%	13.28%	12.40%	$32,173
Mid-Cap Index Fund ETF Shares Market Price	18.26	13.29	12.39	32,166
Spliced Mid-Cap Index	18.24	13.30	12.44	32,295
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Admiral Shares	18.24%	13.28%	12.40%	$32,175
Spliced Mid-Cap Index	18.24	13.30	12.44	32,295
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Mid-Cap Index Fund Institutional Shares	18.26%	13.29%	12.41%	$16,106,215
Spliced Mid-Cap Index	18.24	13.30	12.44	16,147,360
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Mid-Cap Index Fund Institutional Plus Shares	18.27%	13.30%	12.43%	$322,644,755
Spliced Mid-Cap Index	18.24	13.30	12.44	322,947,195
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	362,402,556
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Mid-Cap Index Fund ETF Shares Market Price	18.26%	86.59%	221.66%
Mid-Cap Index Fund ETF Shares Net Asset Value	18.22	86.55	221.73
Spliced Mid-Cap Index	18.24	86.74	222.95
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	3.8%
Consumer Discretionary	15.3
Consumer Staples	4.3
Energy	3.1
Financials	11.3
Health Care	11.6
Industrials	13.2
Other	0.0
Real Estate	8.6
Technology	20.4
Telecommunications	2.1
Utilities	6.3
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (3.8%)
	Freeport-McMoRan Inc.	32,835,126	854,370
	Fastenal Co.	12,970,315	633,341
	Newmont Corp.	9,083,825	544,030
	International Paper Co.	8,886,609	441,842
	Nucor Corp.	6,823,594	362,947
	Albemarle Corp.	2,405,505	354,860
	Celanese Corp. Class A	2,641,638	343,254
	FMC Corp.	2,932,072	336,983
	Eastman Chemical Co.	3,060,648	306,922
	Avery Dennison Corp.	1,884,285	292,271
	LyondellBasell Industries NV Class A	2,827,789	259,195
[1]	International Flavors & Fragrances Inc.	2,140,404	232,962
	CF Industries Holdings Inc.	2,421,747	93,746
	Westlake Chemical Corp.	361,455	29,495
			5,086,218
Consumer Discretionary (15.2%)
*	Chipotle Mexican Grill Inc. Class A	632,354	876,892
*	Peloton Interactive Inc. Class A	5,484,697	832,138
	Aptiv plc	6,101,848	795,010
*	Trade Desk Inc. Class A	947,919	759,283
*	Copart Inc.	4,800,825	610,905
	Delta Air Lines Inc.	14,405,800	579,257
*	Dollar Tree Inc.	5,313,122	574,030
*	Take-Two Interactive Software Inc.	2,600,863	540,433
	DR Horton Inc.	7,828,050	539,509
	Best Buy Co. Inc.	5,267,762	525,670
	Lennar Corp. Class A	6,319,915	481,767
*	Lululemon Athletica Inc.	1,340,787	466,634
	ViacomCBS Inc. Class B	12,210,650	454,969
	Garmin Ltd.	3,458,182	413,806
	Expedia Group Inc.	3,072,238	406,764
		Shares	Market Value• ($000)
*	Carvana Co. Class A	1,595,533	382,194
	Tractor Supply Co.	2,633,084	370,159
	Tiffany & Co.	2,743,048	360,574
*	Wayfair Inc. Class A	1,563,732	353,106
	Darden Restaurants Inc.	2,941,193	350,355
*	CarMax Inc.	3,708,292	350,285
	Hilton Worldwide Holdings Inc.	3,134,401	348,734
*	Ulta Beauty Inc.	1,208,974	347,169
	Domino's Pizza Inc.	890,410	341,437
	Genuine Parts Co.	3,260,080	327,410
*	NVR Inc.	79,838	325,728
	Royal Caribbean Cruises Ltd.	4,307,771	321,747
	Southwest Airlines Co.	6,667,353	310,765
*	AutoZone Inc.	261,773	310,316
	Omnicom Group Inc.	4,856,312	302,888
	MGM Resorts International	9,483,622	298,829
*	United Airlines Holdings Inc.	6,671,071	288,524
*,1	DraftKings Inc. Class A	6,195,677	288,471
	Hasbro Inc.	2,940,273	275,033
*	Lyft Inc. Class A	5,578,187	274,056
	Carnival Corp.	12,542,351	271,667
	Fortune Brands Home & Security Inc.	3,137,965	268,986
	Whirlpool Corp.	1,412,646	254,969
*	Etsy Inc.	1,426,461	253,782
	PulteGroup Inc.	5,752,157	248,033
	Wynn Resorts Ltd.	2,192,213	247,347
	Advance Auto Parts Inc.	1,532,187	241,335
*	Live Nation Entertainment Inc.	3,185,931	234,102
	BorgWarner Inc.	5,519,533	213,275
*	LKQ Corp.	5,857,169	206,407
	News Corp. Class A	11,168,470	200,697
*	Burlington Stores Inc.	749,891	196,134
	Rollins Inc.	4,992,668	195,064
*	Discovery Inc. Class C	7,124,254	186,584
	Fox Corp. Class A	6,357,204	185,122

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,694,091	160,730
*	Chewy Inc. Class A	1,614,778	145,152
	Fox Corp. Class B	4,797,575	138,554
	Vail Resorts Inc.	455,640	127,105
	Aramark	2,865,407	110,261
	Lear Corp.	679,731	108,098
	Interpublic Group of Cos. Inc.	4,414,367	103,826
[1]	American Airlines Group Inc.	6,259,083	98,706
*	Mohawk Industries Inc.	644,837	90,890
*,1	Discovery Inc. Class A	2,985,649	89,838
	Sirius XM Holdings Inc.	12,022,676	76,585
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,755,599	75,824
	Warner Music Group Corp. Class A	1,804,636	68,558
	Lennar Corp. Class B	212,980	13,034
	News Corp. Class B	356,118	6,328
	ViacomCBS Inc. Class A	158,932	6,011
			20,207,851
Consumer Staples (4.3%)
	Corteva Inc.	16,912,989	654,871
	Clorox Co.	2,847,367	574,940
	McCormick & Co. Inc. (Non-Voting)	5,623,701	537,626
	Church & Dwight Co. Inc.	5,617,555	490,019
	Tyson Foods Inc. Class A	6,649,136	428,470
	Conagra Brands Inc.	10,489,154	380,337
	Kellogg Co.	5,825,857	362,543
	Archer-Daniels-Midland Co.	6,284,919	316,823
	AmerisourceBergen Corp. Class A	3,230,239	315,788
	McKesson Corp.	1,813,803	315,456
	J M Smucker Co.	2,448,241	283,017
	Kroger Co.	8,321,725	264,298
	Hormel Foods Corp.	5,644,471	263,089
	Lamb Weston Holdings Inc.	3,304,723	260,214
	Campbell Soup Co.	2,434,566	117,711
	Molson Coors Beverage Co. Class B	2,040,732	92,221
			5,657,423
Energy (3.1%)
	Valero Energy Corp.	9,217,347	521,425
	Pioneer Natural Resources Co.	3,716,553	423,278
	ONEOK Inc.	10,045,353	385,541
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	21,049,081	364,360
	Halliburton Co.	18,980,200	358,726
	Phillips 66	4,934,983	345,153
	Hess Corp.	6,245,584	329,704
*	Cheniere Energy Inc.	5,129,112	307,901
	Baker Hughes Co. Class A	14,719,504	306,902
	Marathon Petroleum Corp.	7,349,041	303,956
	Concho Resources Inc.	4,432,911	258,660
	Williams Cos. Inc.	11,706,302	234,711
			4,140,317
Financials (11.3%)
	MSCI Inc. Class A	1,779,557	794,626
	IHS Markit Ltd.	8,102,119	727,813
	Discover Financial Services	6,927,989	627,191
	Willis Towers Watson plc	2,912,288	613,561
	First Republic Bank	3,933,463	577,944
	Arthur J Gallagher & Co.	4,349,159	538,034
	Ameriprise Financial Inc.	2,667,671	518,408
	KKR & Co. Inc.	12,226,072	495,034
	MarketAxess Holdings Inc.	815,416	465,244
*	SVB Financial Group	1,170,929	454,121
	Fifth Third Bancorp	16,102,889	443,957
	Nasdaq Inc.	3,336,669	442,909
	State Street Corp.	6,076,358	442,237
	Northern Trust Corp.	4,469,255	416,266
	Broadridge Financial Solutions Inc.	2,612,517	400,238
	Hartford Financial Services Group Inc.	8,098,812	396,680
	American International Group Inc.	9,734,952	368,565
	KeyCorp	22,066,608	362,113
	M&T Bank Corp.	2,753,351	350,502
	Regions Financial Corp.	21,702,846	349,850
	Citizens Financial Group Inc.	9,647,919	345,010
*	Markel Corp.	311,263	321,628
*	Arch Capital Group Ltd.	8,714,530	314,333
	Principal Financial Group Inc.	6,206,075	307,883
	Cincinnati Financial Corp.	3,452,878	301,678
	Ally Financial Inc.	8,445,257	301,158
	Huntington Bancshares Inc.	22,978,736	290,221
	FactSet Research Systems Inc.	858,166	285,340
	Annaly Capital Management Inc.	31,578,171	266,835

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Fidelity National Financial Inc.	6,299,401	246,244
	Raymond James Financial Inc.	2,528,188	241,872
	Loews Corp.	5,274,535	237,460
	Equitable Holdings Inc.	9,061,298	231,879
	Cboe Global Markets Inc.	2,438,918	227,112
	Everest Re Group Ltd.	904,863	211,819
	Globe Life Inc.	2,125,447	201,832
	W R Berkley Corp.	3,016,179	200,335
	Franklin Resources Inc.	6,854,211	171,287
	Interactive Brokers Group Inc. Class A	1,746,713	106,410
	Lincoln National Corp.	2,078,411	104,565
	AGNC Investment Corp.	6,172,234	96,286
	Alleghany Corp.	151,961	91,737
	SEI Investments Co.	1,472,854	84,645
			14,972,862
Health Care (11.5%)
*	IDEXX Laboratories Inc.	1,927,640	963,569
*	Align Technology Inc.	1,603,800	857,039
*	Veeva Systems Inc. Class A	3,066,726	834,916
*	DexCom Inc.	2,170,196	802,365
*	Centene Corp.	13,104,529	786,665
*	IQVIA Holdings Inc.	4,333,118	776,365
	ResMed Inc.	3,274,822	696,096
*	Teladoc Health Inc.	2,947,175	589,317
	Cerner Corp.	6,933,125	544,112
*	Seagen Inc.	3,054,843	535,025
*	Viatris Inc.	27,475,438	514,890
*	Exact Sciences Corp.	3,595,586	476,379
	West Pharmaceutical Services Inc.	1,587,741	449,823
*	Laboratory Corp. of America Holdings	2,201,962	448,209
	Cooper Cos. Inc.	1,205,798	438,091
	Teleflex Inc.	1,052,674	433,249
*	Hologic Inc.	5,808,283	423,017
*	Moderna Inc.	3,576,323	373,619
*	Alexion Pharmaceuticals Inc.	2,349,290	367,053
*	Incyte Corp.	4,207,079	365,932
	Quest Diagnostics Inc.	3,045,745	362,961
*	Varian Medical Systems Inc.	2,064,576	361,321
*	BioMarin Pharmaceutical Inc.	4,102,591	359,756
	Cardinal Health Inc.	6,631,091	355,161
*	Alnylam Pharmaceuticals Inc.	2,625,570	341,245
*	ABIOMED Inc.	1,020,972	330,999
*	Elanco Animal Health Inc.	10,662,797	327,028
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	4,935,543	258,425
	Universal Health Services Inc. Class B	1,666,892	229,198
*	Henry Schein Inc.	3,222,580	215,462
*	DaVita Inc.	1,648,287	193,509
*	Insulet Corp.	745,835	190,658
*	PPD Inc.	2,771,104	94,827
*	GoodRx Holdings Inc. Class A	944,729	38,110
			15,334,391
Industrials (13.1%)
	Verisk Analytics Inc. Class A	3,673,929	762,671
	Carrier Global Corp.	19,584,372	738,722
*	TransDigm Group Inc.	1,168,443	723,091
	Cintas Corp.	2,009,708	710,351
	Ball Corp.	7,391,744	688,763
	AMETEK Inc.	5,197,259	628,556
*	Mettler-Toledo International Inc.	537,569	612,657
*	Keysight Technologies Inc.	4,190,253	553,490
	Equifax Inc.	2,750,705	530,446
*	FleetCor Technologies Inc.	1,885,962	514,547
	Fortive Corp.	7,243,163	512,961
	Old Dominion Freight Line Inc.	2,387,460	465,984
	Vulcan Materials Co.	2,995,483	444,260
	Synchrony Financial	12,536,962	435,158
	Kansas City Southern	2,115,867	431,912
	TransUnion	4,301,852	426,830
	WW Grainger Inc.	1,031,197	421,079
	Xylem Inc.	4,073,927	414,685
	Dover Corp.	3,257,167	411,217
	Martin Marietta Materials Inc.	1,407,556	399,704
*	Ingersoll Rand Inc.	8,495,878	387,072
*	United Rentals Inc.	1,630,343	378,093
*	Trimble Inc.	5,654,210	377,532
	Expeditors International of Washington Inc.	3,825,366	363,831
*	Waters Corp.	1,402,207	346,934
	Otis Worldwide Corp.	4,893,842	330,579
	Rockwell Automation Inc.	1,312,530	329,196
	Masco Corp.	5,913,020	324,802
	Jacobs Engineering Group Inc.	2,928,509	319,090
*	Crown Holdings Inc.	3,044,326	305,041
	Westinghouse Air Brake Technologies Corp.	4,084,543	298,989
	Packaging Corp. of America	2,142,094	295,416

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	3,070,982	288,273
	JB Hunt Transport Services Inc.	1,909,408	260,921
	Westrock Co.	5,931,608	258,203
	Textron Inc.	5,166,824	249,713
*	Zebra Technologies Corp. Class A	603,165	231,814
	Snap-on Inc.	1,227,456	210,067
	Western Union Co.	9,277,830	203,556
	HEICO Corp. Class A	1,716,042	200,880
	Cognex Corp.	1,878,097	150,783
	Jack Henry & Associates Inc.	863,938	139,949
*	XPO Logistics Inc.	1,034,877	123,357
	HEICO Corp.	915,738	121,244
	Hubbell Inc. Class B	613,949	96,261
*,1	Nikola Corp.	1,957,691	29,874
			17,448,554
Other (0.0%)[2]
*,3	American International Group Inc. Warrants Exp. 1/19/2021	8,771	—
Real Estate (8.6%)
	Digital Realty Trust Inc.	6,331,362	883,288
*	CoStar Group Inc.	870,805	804,868
	SBA Communications Corp. Class A	2,510,807	708,374
	Welltower Inc.	9,435,002	609,690
	Weyerhaeuser Co.	16,860,800	565,343
	Alexandria Real Estate Equities Inc.	3,051,411	543,822
	AvalonBay Communities Inc.	3,156,879	506,458
	Equity Residential	8,413,987	498,781
	Realty Income Corp.	7,935,884	493,374
*	CBRE Group Inc. Class A	7,205,009	451,898
*	Zillow Group Inc. Class C	3,373,714	437,908
	Ventas Inc.	8,467,819	415,262
	Invitation Homes Inc.	12,667,375	376,221
	Sun Communities Inc.	2,430,728	369,349
	Healthpeak Properties Inc.	12,166,828	367,803
	Essex Property Trust Inc.	1,473,572	349,855
	Extra Space Storage Inc.	2,920,237	338,339
	Duke Realty Corp.	8,403,752	335,898
	Mid-America Apartment Communities Inc.	2,584,186	327,391
	Simon Property Group Inc.	3,673,409	313,268
	Boston Properties Inc.	3,165,290	299,215
		Shares	Market Value• ($000)
	WP Carey Inc.	3,961,731	279,619
	UDR Inc.	6,649,740	255,549
	Camden Property Trust	2,198,406	219,665
	Iron Mountain Inc.	6,524,613	192,346
*	Zillow Group Inc. Class A	960,217	130,532
	Host Hotels & Resorts Inc.	7,984,902	116,819
	VEREIT Inc.	2,471,716	93,406
	Regency Centers Corp.	1,920,876	87,573
	Federal Realty Investment Trust	140	12
	Vornado Realty Trust	322	12
			11,371,938
Technology (20.3%)
*	Twitter Inc.	17,974,346	973,311
	KLA Corp.	3,490,487	903,722
*	Synopsys Inc.	3,429,050	888,947
	Amphenol Corp. Class A	6,759,989	884,004
*	DocuSign Inc. Class A	3,974,943	883,630
*	Cadence Design Systems Inc.	6,301,943	859,774
*	Match Group Inc.	5,560,390	840,675
*	Crowdstrike Holdings Inc. Class A	3,958,771	838,547
	Microchip Technology Inc.	5,884,145	812,659
	Xilinx Inc.	5,539,123	785,281
*	Pinterest Inc. Class A	11,544,034	760,752
*	Palo Alto Networks Inc.	2,044,029	726,427
	Marvell Technology Group Ltd.	15,145,082	719,997
*	ANSYS Inc.	1,940,771	706,053
*	Okta Inc.	2,710,786	689,244
*	RingCentral Inc. Class A	1,707,692	647,164
*	Snap Inc. Class A	12,555,725	628,665
	Corning Inc.	17,261,587	621,417
*	Splunk Inc.	3,623,763	615,641
	Skyworks Solutions Inc.	3,751,348	573,506
*	Twilio Inc. Class A	1,584,753	536,439
	Maxim Integrated Products Inc.	6,044,327	535,830
*	Coupa Software Inc.	1,555,738	527,255
*	Paycom Software Inc.	1,124,575	508,589
*	VeriSign Inc.	2,193,004	474,566
*	Fortinet Inc.	3,118,214	463,148
*	Slack Technologies Inc. Class A	10,372,070	438,116
*	EPAM Systems Inc.	1,201,911	430,705
*	Qorvo Inc.	2,577,200	428,511
	CDW Corp.	3,232,515	426,013
*	Tyler Technologies Inc.	911,051	397,692
*	Datadog Inc. Class A	3,995,790	393,346

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Akamai Technologies Inc.	3,678,893	386,247
	Citrix Systems Inc.	2,782,515	362,005
	Western Digital Corp.	6,530,644	361,732
	SS&C Technologies Holdings Inc.	4,915,709	357,618
*	Arista Networks Inc.	1,196,833	347,764
	Hewlett Packard Enterprise Co.	29,051,028	344,255
*	Zscaler Inc.	1,667,015	332,920
	NetApp Inc.	5,016,410	332,287
*	IAC/InterActiveCorp	1,707,525	323,320
*	GoDaddy Inc. Class A	3,793,776	314,694
*	Gartner Inc.	1,916,229	306,961
	Seagate Technology plc	4,934,206	306,710
*	Black Knight Inc.	3,369,971	297,737
	NortonLifeLock Inc.	12,699,586	263,897
	Teradyne Inc.	1,878,582	225,223
*	HubSpot Inc.	493,159	195,508
*	IPG Photonics Corp.	784,408	175,543
*	Cloudflare Inc. Class A	2,249,312	170,925
	Leidos Holdings Inc.	1,611,118	169,361
*	Dropbox Inc. Class A	6,794,347	150,767
*	F5 Networks Inc.	697,371	122,695
*,1	Palantir Technologies Inc. Class A	4,998,853	117,723
*	ZoomInfo Technologies Inc. Class A	1,758,087	84,793
*	Unity Software Inc.	17,120	2,627
			26,972,938
Telecommunications (2.1%)
*	Roku Inc.	2,283,065	758,023
	Motorola Solutions Inc.	3,830,312	651,383
*	Liberty Broadband Corp. Class C	3,638,844	576,284
	CenturyLink Inc.	24,775,091	241,557
*	Altice USA Inc. Class A	6,006,673	227,473
*	DISH Network Corp. Class A	5,533,015	178,938
*	Liberty Broadband Corp. Class A	561,999	88,560
	Juniper Networks Inc.	3,735,066	84,076
			2,806,294
Utilities (6.2%)
	Eversource Energy	7,745,827	670,091
	WEC Energy Group Inc.	7,126,513	655,853
	American Water Works Co. Inc.	4,095,325	628,509
	Waste Connections Inc.	5,939,355	609,200
	Edison International	8,559,379	537,700
	DTE Energy Co.	4,344,063	527,413
	PPL Corp.	17,374,848	489,971
	Entergy Corp.	4,526,839	451,960
		Shares	Market Value• ($000)
	Ameren Corp.	5,447,983	425,270
*	PG&E Corp.	33,634,830	419,090
	CMS Energy Corp.	6,466,645	394,530
	FirstEnergy Corp.	12,263,159	375,375
	AES Corp.	15,030,517	353,217
	Alliant Energy Corp.	5,640,938	290,677
	Evergy Inc.	5,119,219	284,168
	CenterPoint Energy Inc.	12,305,009	266,280
	Consolidated Edison Inc.	3,262,804	235,803
	NiSource Inc.	8,676,488	199,039
	Vistra Corp.	10,097,363	198,514
	NRG Energy Inc.	2,767,012	103,901
	Pinnacle West Capital Corp.	1,274,616	101,906
	Avangrid Inc.	1,399,114	63,590
			8,282,057
Total Common Stocks (Cost $80,389,403)			132,280,843
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 0.111%	10,422,768	1,042,277
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill, 0.113%, 3/23/21	6,464	6,463
Total Temporary Cash Investments (Cost $1,048,424)			1,048,740
Total Investments (100.3%) (Cost $81,437,827)			133,329,583
Other Assets and Liabilities—Net (-0.3%)			(378,746)
Net Assets (100%)			132,950,837
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $406,467,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $434,462,000 was received for securities on loan.
6	Securities with a value of $6,463,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	191	35,801	644
E-mini S&P Mid-Cap 400 Index	March 2021	681	156,868	4,544
				5,188

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	2/2/21	GSI	10,235	(0.153)	—	(21)
Campbell Soup Co.	2/2/21	GSI	93,640	(0.153)	3,055	—
Consolidated Edison Inc.	9/2/21	BOANA	45,750	(0.153)	—	(2,403)
CoStar Group Inc.	2/2/21	GSI	17,328	(0.153)	1,157	—
Discovery Inc. Class A	2/2/21	GSI	8,673	(0.153)	413	—
Hormel Foods Corp.	2/2/21	GSI	21,299	(0.153)	—	(326)
International Flavors & Fragrances Inc.	2/2/21	GSI	30,506	(0.153)	—	(571)
Match Group Inc.	9/2/21	BOANA	20,882	(0.153)	1,793	—
Raymond James Financial Inc.	9/2/21	BOANA	23,192	(0.153)	1,193	—
RingCentral Inc. Class A	9/2/21	BOANA	30,012	(0.153)	2,193	—
Roku Inc.	9/2/21	BOANA	52,843	(0.153)	6,915	—
State Street Corp.	9/2/22	BOANA	56,960	(0.158)	1,255	—
State Street Corp.	9/2/22	BOANA	49,522	(0.152)	1,419	—
Vistra Corp.	9/2/21	BOANA	18,120	(0.153)	945	—
Williams Cos. Inc.	9/2/21	BOANA	41,960	(0.153)	—	(1,871)
					20,338	(5,192)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $17,051,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $80,395,866)	132,287,306
Affiliated Issuers (Cost $1,041,961)	1,042,277
Total Investments in Securities	133,329,583
Investment in Vanguard	5,047
Cash	4,785
Cash Collateral Pledged—Futures Contracts	8,144
Receivables for Investment Securities Sold	8,978
Receivables for Accrued Income	154,835
Receivables for Capital Shares Issued	117,853
Variation Margin Receivable—Futures Contracts	909
Unrealized Appreciation—Over-the-Counter Swap Contracts	20,338
Total Assets	133,650,472
Liabilities
Payables for Investment Securities Purchased	65
Collateral for Securities on Loan	434,462
Payables for Capital Shares Redeemed	256,738
Payables to Vanguard	3,178
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,192
Total Liabilities	699,635
Net Assets	132,950,837

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	89,955,204
Total Distributable Earnings (Loss)	42,995,633
Net Assets	132,950,837

Investor Shares—Net Assets
Applicable to 14,759,427 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	834,262
Net Asset Value Per Share—Investor Shares	$56.52

ETF Shares—Net Assets
Applicable to 200,898,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,586,907
Net Asset Value Per Share—ETF Shares	$207.00

Admiral Shares—Net Assets
Applicable to 207,883,124 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,301,066
Net Asset Value Per Share—Admiral Shares	$256.40

Institutional Shares—Net Assets
Applicable to 393,562,269 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,291,335
Net Asset Value Per Share—Institutional Shares	$56.64

Institutional Plus Shares—Net Assets
Applicable to 53,474,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,937,267
Net Asset Value Per Share—Institutional Plus Shares	$279.34
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	1,815,814
Interest[1]	4,021
Securities Lending—Net	14,269
Total Income	1,834,104
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,509
Management and Administrative—Investor Shares	1,191
Management and Administrative—ETF Shares	9,999
Management and Administrative—Admiral Shares	18,321
Management and Administrative—Institutional Shares	6,370
Management and Administrative—Institutional Plus Shares	3,330
Marketing and Distribution—Investor Shares	85
Marketing and Distribution—ETF Shares	1,313
Marketing and Distribution—Admiral Shares	2,259
Marketing and Distribution—Institutional Shares	456
Marketing and Distribution—Institutional Plus Shares	163
Custodian Fees	315
Auditing Fees	37
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	552
Shareholders’ Reports—Admiral Shares	448
Shareholders’ Reports—Institutional Shares	151
Shareholders’ Reports—Institutional Plus Shares	55
Trustees’ Fees and Expenses	66
Total Expenses	48,621
Expenses Paid Indirectly	(146)
Net Expenses	48,475
Net Investment Income	1,785,629
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	991,012
Futures Contracts	46,366
Swap Contracts	121,687
Realized Net Gain (Loss)	1,159,065

Mid-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	18,088,288
Futures Contracts	4,335
Swap Contracts	7,759
Change in Unrealized Appreciation (Depreciation)	18,100,382
Net Increase (Decrease) in Net Assets Resulting from Operations	21,045,076
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,866,000, ($112,000), and $276,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $6,119,004,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,785,629	1,670,321
Realized Net Gain (Loss)	1,159,065	6,128,015
Change in Unrealized Appreciation (Depreciation)	18,100,382	19,099,296
Net Increase (Decrease) in Net Assets Resulting from Operations	21,045,076	26,897,632
Distributions[1]
Investor Shares	(12,175)	(26,988)
ETF Shares	(572,413)	(422,085)
Admiral Shares	(778,637)	(686,030)
Institutional Shares	(329,676)	(310,881)
Institutional Plus Shares	(231,416)	(209,895)
Total Distributions	(1,924,317)	(1,655,879)
Capital Share Transactions
Investor Shares	(154,201)	(2,885,883)
ETF Shares	5,989,817	1,384,000
Admiral Shares	(1,686,781)	2,653,885
Institutional Shares	(1,236,767)	(854,895)
Institutional Plus Shares	(649,316)	(979,981)
Net Increase (Decrease) from Capital Share Transactions	2,262,752	(682,874)
Total Increase (Decrease)	21,383,511	24,558,879
Net Assets
Beginning of Period	111,567,326	87,008,447
End of Period	132,950,837	111,567,326
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$48.64	$37.71	$42.23	$35.92	$32.79
Investment Operations
Net Investment Income	.698[1]	.577[1]	.640[1]	.520[1]	.472
Net Realized and Unrealized Gain (Loss) on Investments	7.937	11.018	(4.528)	6.313	3.138
Total from Investment Operations	8.635	11.595	(3.888)	6.833	3.610
Distributions
Dividends from Net Investment Income	(.755)	(.665)	(.632)	(.523)	(.480)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.755)	(.665)	(.632)	(.523)	(.480)
Net Asset Value, End of Period	$56.52	$48.64	$37.71	$42.23	$35.92
Total Return[2]	18.10%	30.86%	-9.34%	19.12%	11.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$834	$877	$3,043	$4,047	$4,138
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.31%	1.49%	1.34%	1.42%
Portfolio Turnover Rate[3]	26%	15%	16%	14%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$178.14	$138.08	$154.65	$131.55	$120.07
Investment Operations
Net Investment Income	2.772[1]	2.663[1]	2.535[1]	2.112[1]	1.877
Net Realized and Unrealized Gain (Loss) on Investments	29.084	40.043	(16.584)	23.076	11.510
Total from Investment Operations	31.856	42.706	(14.049)	25.188	13.387
Distributions
Dividends from Net Investment Income	(2.996)	(2.646)	(2.521)	(2.088)	(1.907)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.996)	(2.646)	(2.521)	(2.088)	(1.907)
Net Asset Value, End of Period	$207.00	$178.14	$138.08	$154.65	$131.55
Total Return	18.22%	31.04%	-9.21%	19.25%	11.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,587	$29,014	$21,261	$21,937	$16,544
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.62%	1.62%	1.46%	1.54%
Portfolio Turnover Rate[2]	26%	15%	16%	14%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$220.66	$171.04	$191.55	$162.94	$148.72
Investment Operations
Net Investment Income	3.418[1]	3.296[1]	3.135[1]	2.606[1]	2.325
Net Realized and Unrealized Gain (Loss) on Investments	36.010	49.578	(20.539)	28.591	14.257
Total from Investment Operations	39.428	52.874	(17.404)	31.197	16.582
Distributions
Dividends from Net Investment Income	(3.688)	(3.254)	(3.106)	(2.587)	(2.362)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.688)	(3.254)	(3.106)	(2.587)	(2.362)
Net Asset Value, End of Period	$256.40	$220.66	$171.04	$191.55	$162.94
Total Return[2]	18.24%	31.03%	-9.23%	19.25%	11.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,301	$47,640	$34,754	$37,778	$29,854
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.62%	1.61%	1.46%	1.54%
Portfolio Turnover Rate[3]	26%	15%	16%	14%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$48.74	$37.78	$42.32	$35.99	$32.85
Investment Operations
Net Investment Income	.759[1]	.727[1]	.697[1]	.580[1]	.516
Net Realized and Unrealized Gain (Loss) on Investments	7.961	10.957	(4.547)	6.325	3.148
Total from Investment Operations	8.720	11.684	(3.850)	6.905	3.664
Distributions
Dividends from Net Investment Income	(.820)	(.724)	(.690)	(.575)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.820)	(.724)	(.690)	(.575)	(.524)
Net Asset Value, End of Period	$56.64	$48.74	$37.78	$42.32	$35.99
Total Return	18.26%	31.04%	-9.24%	19.29%	11.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,291	$20,425	$16,524	$18,222	$14,540
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.62%	1.62%	1.47%	1.55%
Portfolio Turnover Rate[2]	26%	15%	16%	14%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$240.40	$186.34	$208.69	$177.51	$162.03
Investment Operations
Net Investment Income	3.774[1]	3.598[1]	3.464[1]	2.856[1]	2.564
Net Realized and Unrealized Gain (Loss) on Investments	39.230	54.052	(22.388)	31.179	15.524
Total from Investment Operations	43.004	57.650	(18.924)	34.035	18.088
Distributions
Dividends from Net Investment Income	(4.064)	(3.590)	(3.426)	(2.855)	(2.608)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.064)	(3.590)	(3.426)	(2.855)	(2.608)
Net Asset Value, End of Period	$279.34	$240.40	$186.34	$208.69	$177.51
Total Return	18.27%	31.06%	-9.21%	19.28%	11.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,937	$13,612	$11,426	$12,749	$11,415
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.62%	1.63%	1.48%	1.56%
Portfolio Turnover Rate[2]	26%	15%	16%	14%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Mid-Cap Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Mid-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Mid-Cap Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $5,047,000, representing less than 0.01% of the fund’s net assets and 2.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $146,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	132,280,843	—	—	132,280,843
Temporary Cash Investments	1,042,277	6,463	—	1,048,740
Total	133,323,120	6,463	—	133,329,583

Derivative Financial Instruments
Assets
Futures Contracts[1]	909	—	—	909
Swap Contracts	—	20,338	—	20,338
Total	909	20,338	—	21,247
Liabilities
Swap Contracts	—	5,192	—	5,192
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,120,043
Total Distributable Earnings (Loss)	(6,120,043)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the

Mid-Cap Index Fund
recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	59,859
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(8,912,877)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	51,848,651
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,924,317	1,655,879
Long-Term Capital Gains	—	—
Total	1,924,317	1,655,879
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	81,480,932
Gross Unrealized Appreciation	53,430,304
Gross Unrealized Depreciation	(1,581,653)
Net Unrealized Appreciation (Depreciation)	51,848,651
F.	During the year ended December 31, 2020, the fund purchased $42,198,429,000 of investment securities and sold $40,163,576,000 of investment securities, other than temporary cash investments. Purchases and sales include $13,483,964,000 and $9,645,280,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $2,016,024,000 and $7,820,187,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	44,080	979	663,261	14,332
Issued in Lieu of Cash Distributions	12,175	263	25,880	576
Redeemed[1]	(210,456)	(4,509)	(3,575,024)	(77,577)
Net Increase (Decrease)—Investor Shares	(154,201)	(3,267)	(2,885,883)	(62,669)
ETF Shares
Issued	15,531,899	91,028	12,595,802	76,273
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,542,082)	(53,000)	(11,211,802)	(67,375)
Net Increase (Decrease)—ETF Shares	5,989,817	38,028	1,384,000	8,898
Admiral Shares
Issued[1]	7,980,693	38,938	9,353,130	45,718
Issued in Lieu of Cash Distributions	681,716	3,239	609,089	2,913
Redeemed	(10,349,190)	(50,192)	(7,308,334)	(35,924)
Net Increase (Decrease)—Admiral Shares	(1,686,781)	(8,015)	2,653,885	12,707
Institutional Shares
Issued	3,188,268	69,770	2,788,932	62,497
Issued in Lieu of Cash Distributions	306,154	6,581	290,016	6,288
Redeemed	(4,731,189)	(101,811)	(3,933,843)	(87,103)
Net Increase (Decrease)—Institutional Shares	(1,236,767)	(25,460)	(854,895)	(18,318)
Institutional Plus Shares
Issued	2,101,329	9,035	1,606,615	7,413
Issued in Lieu of Cash Distributions	229,076	1,003	206,480	909
Redeemed	(2,979,721)	(13,185)	(2,793,076)	(13,021)
Net Increase (Decrease)—Institutional Plus Shares	(649,316)	(3,147)	(979,981)	(4,699)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 56,275,000 and 12,406,000 shares, respectively, in the amount of $2,597,186,000 from the conversion during the year ended December 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Investor Shares	34.32%	17.05%	13.73%	$36,198
Spliced Mid-Cap Growth Index	34.56	17.25	13.92	36,821
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	34.46%	17.19%	13.87%	$36,657
Mid-Cap Growth Index Fund ETF Shares Market Price	34.51	17.20	13.87	36,651
Spliced Mid-Cap Growth Index	34.56	17.25	13.92	36,821
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Since Inception (9/27/2011)	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Admiral Shares	34.48%	17.18%	15.91%	$39,234
Spliced Mid-Cap Growth Index	34.56	17.25	15.95	39,385
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	15.70	38,585
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Mid-Cap Growth Index Fund ETF Shares Market Price	34.51%	121.09%	266.51%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	34.46	120.98	266.57
Spliced Mid-Cap Growth Index	34.56	121.56	268.21
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	1.5%
Consumer Discretionary	13.2
Consumer Staples	2.0
Energy	1.7
Financials	6.5
Health Care	16.7
Industrials	14.8
Real Estate	7.4
Technology	33.3
Telecommunications	2.0
Utilities	0.9
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Fastenal Co.	3,888,426	189,872
	Newmont Corp.	1,360,420	81,475
	FMC Corp.	439,128	50,469
			321,816
Consumer Discretionary (13.2%)
*	Chipotle Mexican Grill Inc. Class A	189,516	262,804
*	Trade Desk Inc. Class A	284,129	227,587
*	Copart Inc.	1,439,484	183,174
*	Dollar Tree Inc.	1,593,074	172,116
*	Take-Two Interactive Software Inc.	779,072	161,883
*	Lululemon Athletica Inc.	401,918	139,880
*	Peloton Interactive Inc. Class A	822,070	124,724
	Expedia Group Inc.	920,738	121,906
*	Carvana Co. Class A	478,049	114,512
	Tractor Supply Co.	789,126	110,935
*	Wayfair Inc. Class A	468,515	105,795
*	Ulta Beauty Inc.	362,422	104,073
	Domino's Pizza Inc.	266,869	102,334
*	NVR Inc.	23,940	97,672
*	Lyft Inc. Class A	1,672,752	82,182
*	Etsy Inc.	427,032	75,973
	Wynn Resorts Ltd.	657,496	74,185
*	Live Nation Entertainment Inc.	955,791	70,232
*	LKQ Corp.	1,751,740	61,731
*	Burlington Stores Inc.	224,240	58,650
	Rollins Inc.	1,497,750	58,517
	Tiffany & Co.	410,931	54,017
*,1	Chewy Inc. Class A	482,576	43,379
*	DraftKings Inc. Class A	927,748	43,196
	Fortune Brands Home & Security Inc.	469,925	40,282
	Vail Resorts Inc.	136,495	38,077
		Shares	Market Value• ($000)
[1]	Sirius XM Holdings Inc.	3,602,961	22,951
	Warner Music Group Corp. Class A	540,725	20,542
			2,773,309
Consumer Staples (2.0%)
	McCormick & Co. Inc. (Non-Voting)	1,684,640	161,052
	Church & Dwight Co. Inc.	1,683,023	146,810
	Lamb Weston Holdings Inc.	991,168	78,044
	Hormel Foods Corp.	912,716	42,542
			428,448
Energy (1.7%)
	Pioneer Natural Resources Co.	1,113,595	126,827
*	Cheniere Energy Inc.	1,537,945	92,323
	Concho Resources Inc.	1,329,650	77,585
	Hess Corp.	935,298	49,375
			346,110
Financials (6.5%)
	MSCI Inc. Class A	533,396	238,177
	IHS Markit Ltd.	2,428,383	218,142
	First Republic Bank	1,178,150	173,106
	MarketAxess Holdings Inc.	244,280	139,376
*	SVB Financial Group	350,825	136,060
	Broadridge Financial Solutions Inc.	783,168	119,981
	FactSet Research Systems Inc.	257,333	85,563
	Arthur J Gallagher & Co.	651,376	80,582
	Cboe Global Markets Inc.	731,681	68,134
*	Markel Corp.	46,654	48,208
	Interactive Brokers Group Inc. Class A	523,286	31,879
	SEI Investments Co.	441,297	25,361
			1,364,569
Health Care (16.7%)
*	IDEXX Laboratories Inc.	577,756	288,803
*	Align Technology Inc.	480,663	256,857

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Veeva Systems Inc. Class A	919,300	250,279
*	DexCom Inc.	650,414	240,471
*	Centene Corp.	3,927,045	235,741
*	IQVIA Holdings Inc.	1,298,562	232,663
	ResMed Inc.	981,544	208,637
*	Teladoc Health Inc.	883,667	176,698
	Cerner Corp.	2,076,555	162,968
*	Seagen Inc.	915,955	160,420
*	Exact Sciences Corp.	1,077,134	142,709
	West Pharmaceutical Services Inc.	475,699	134,770
	Cooper Cos. Inc.	361,279	131,260
	Teleflex Inc.	315,395	129,807
*	Moderna Inc.	1,072,097	112,002
*	Incyte Corp.	1,260,805	109,665
*	Varian Medical Systems Inc.	618,790	108,294
*	BioMarin Pharmaceutical Inc.	1,229,539	107,818
*	Alnylam Pharmaceuticals Inc.	786,917	102,276
*	ABIOMED Inc.	306,076	99,230
*	Insulet Corp.	223,456	57,122
*	PPD Inc.	830,092	28,406
*,1	GoodRx Holdings Inc. Class A	283,009	11,417
			3,488,313
Industrials (14.7%)
	Verisk Analytics Inc. Class A	1,101,326	228,624
*	TransDigm Group Inc.	350,264	216,761
	Cintas Corp.	602,362	212,911
	AMETEK Inc.	1,558,339	188,465
*	Mettler-Toledo International Inc.	161,167	183,679
	Equifax Inc.	823,917	158,884
*	FleetCor Technologies Inc.	564,894	154,120
	Old Dominion Freight Line Inc.	715,252	139,603
	Vulcan Materials Co.	897,556	133,116
	Kansas City Southern	633,973	129,413
	TransUnion	1,288,922	127,887
	Xylem Inc.	1,220,833	124,269
	Martin Marietta Materials Inc.	421,805	119,780
*	Trimble Inc.	1,694,542	113,145
	Expeditors International of Washington Inc.	1,146,446	109,038
*	Waters Corp.	420,257	103,980
	Ball Corp.	1,107,832	103,228
	Masco Corp.	1,772,608	97,369
	Westinghouse Air Brake Technologies Corp.	1,224,662	89,645
		Shares	Market Value• ($000)
	JB Hunt Transport Services Inc.	572,637	78,251
*	Zebra Technologies Corp. Class A	180,575	69,400
	HEICO Corp. Class A	494,116	57,841
	Cognex Corp.	561,308	45,065
	Jack Henry & Associates Inc.	258,151	41,818
	HEICO Corp.	292,052	38,668
*	XPO Logistics Inc.	155,008	18,477
*,1	Nikola Corp.	293,191	4,474
			3,087,911
Real Estate (7.4%)
	Digital Realty Trust Inc.	1,897,623	264,737
*	CoStar Group Inc.	266,993	246,776
	SBA Communications Corp. Class A	752,604	212,332
	Alexandria Real Estate Equities Inc.	913,993	162,892
	Realty Income Corp.	2,377,202	147,791
*	Zillow Group Inc. Class C	1,012,427	131,413
	Invitation Homes Inc.	3,796,391	112,753
	Sun Communities Inc.	728,521	110,699
	Extra Space Storage Inc.	875,322	101,415
*	Zillow Group Inc. Class A	286,006	38,880
	Regency Centers Corp.	575,481	26,236
			1,555,924
Technology (33.3%)
*	Twitter Inc.	5,387,029	291,708
	KLA Corp.	1,046,198	270,871
*	Synopsys Inc.	1,027,911	266,476
	Amphenol Corp. Class A	2,026,362	264,987
*	DocuSign Inc. Class A	1,191,463	264,862
*	Match Group Inc.	1,711,472	258,757
*	Cadence Design Systems Inc.	1,889,272	257,753
*	Crowdstrike Holdings Inc. Class A	1,186,604	251,347
	Microchip Technology Inc.	1,763,585	243,569
	Xilinx Inc.	1,660,291	235,380
*	Pinterest Inc. Class A	3,460,142	228,023
*	Palo Alto Networks Inc.	612,638	217,725
	Marvell Technology Group Ltd.	4,539,439	215,805
*	ANSYS Inc.	581,707	211,625
*	Okta Inc.	812,533	206,595
*	RingCentral Inc. Class A	537,304	203,622
*	Snap Inc. Class A	3,763,340	188,430
*	Splunk Inc.	1,086,360	184,562
	Skyworks Solutions Inc.	1,124,904	171,975
*	Twilio Inc. Class A	475,017	160,793
*	Coupa Software Inc.	466,323	158,042
*	Paycom Software Inc.	336,865	152,347
*	VeriSign Inc.	656,990	142,173

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Fortinet Inc.	934,565	138,811
*	Slack Technologies Inc. Class A	3,108,699	131,311
*	EPAM Systems Inc.	360,272	129,104
*	Tyler Technologies Inc.	273,147	119,234
*	Datadog Inc. Class A	1,197,784	117,910
*	Akamai Technologies Inc.	1,102,676	115,770
	Citrix Systems Inc.	833,936	108,495
	SS&C Technologies Holdings Inc.	1,473,595	107,204
*	Arista Networks Inc.	358,735	104,238
*	Zscaler Inc.	499,832	99,821
*	IAC/InterActiveCorp	511,856	96,920
*	GoDaddy Inc. Class A	1,137,266	94,336
*	Gartner Inc.	574,524	92,033
*	Black Knight Inc.	1,010,513	89,279
	Teradyne Inc.	562,394	67,425
*	HubSpot Inc.	147,627	58,525
*	IPG Photonics Corp.	234,511	52,481
*	Cloudflare Inc. Class A	673,915	51,211
	Leidos Holdings Inc.	481,650	50,631
*	Dropbox Inc. Class A	2,030,679	45,061
*,1	Palantir Technologies Inc. Class A	1,497,430	35,265
*	ZoomInfo Technologies Inc. Class A	526,657	25,401
			6,977,893
Telecommunications (2.0%)
*	Roku Inc.	738,190	245,094
*	Liberty Broadband Corp. Class C	543,524	86,078
*,1	Altice USA Inc. Class A	1,797,913	68,087
*	Liberty Broadband Corp. Class A	85,697	13,504
			412,763
Utilities (0.9%)
	Waste Connections Inc.	1,780,799	182,657
Total Common Stocks (Cost $12,675,903)			20,939,713
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.111%	679,842	67,984
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 0.097%, 1/5/21	1,100	1,100
[4]	United States Treasury Bill, 0.115%, 2/16/21	783	783
			1,883
Total Temporary Cash Investments (Cost $69,865)			69,867
Total Investments (100.3%) (Cost $12,745,768)			21,009,580
Other Assets and Liabilities—Net (-0.3%)			(52,810)
Net Assets (100%)			20,956,770
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,591,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $59,594,000 was received for securities on loan, of which $53,919,000 is held in Vanguard Market Liquidity Fund and $5,675,000 is held in cash.
4	Securities with a value of $1,278,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	43	8,060	51
E-mini S&P Mid-Cap 400 Index	March 2021	57	13,130	269
				320
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,677,786)	20,941,596
Affiliated Issuers (Cost $67,982)	67,984
Total Investments in Securities	21,009,580
Investment in Vanguard	782
Cash	8,574
Receivables for Investment Securities Sold	38,181
Receivables for Accrued Income	8,183
Receivables for Capital Shares Issued	12,029
Variation Margin Receivable—Futures Contracts	76
Total Assets	21,077,405
Liabilities
Payables for Investment Securities Purchased	2,872
Collateral for Securities on Loan	59,594
Payables for Capital Shares Redeemed	57,357
Payables to Vanguard	812
Total Liabilities	120,635
Net Assets	20,956,770

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	13,945,397
Total Distributable Earnings (Loss)	7,011,373
Net Assets	20,956,770

Investor Shares—Net Assets
Applicable to 969,908 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,860
Net Asset Value Per Share—Investor Shares	$83.37

ETF Shares—Net Assets
Applicable to 47,944,091 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,164,228
Net Asset Value Per Share—ETF Shares	$212.00

Admiral Shares—Net Assets
Applicable to 117,372,726 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,711,682
Net Asset Value Per Share—Admiral Shares	$91.26
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	113,275
Interest[1]	144
Securities Lending—Net	1,943
Total Income	115,362
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,023
Management and Administrative—Investor Shares	105
Management and Administrative—ETF Shares	4,030
Management and Administrative—Admiral Shares	4,312
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	257
Marketing and Distribution—Admiral Shares	487
Custodian Fees	57
Auditing Fees	34
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	153
Shareholders’ Reports—Admiral Shares	106
Trustees’ Fees and Expenses	10
Total Expenses	11,582
Expenses Paid Indirectly	(29)
Net Expenses	11,553
Net Investment Income	103,809
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	650,268
Futures Contracts	1,663
Realized Net Gain (Loss)	651,931
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,547,208
Futures Contracts	29
Change in Unrealized Appreciation (Depreciation)	4,547,237
Net Increase (Decrease) in Net Assets Resulting from Operations	5,302,977
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $135,000, $38,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,116,346,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	103,809	130,031
Realized Net Gain (Loss)	651,931	1,246,267
Change in Unrealized Appreciation (Depreciation)	4,547,237	2,380,102
Net Increase (Decrease) in Net Assets Resulting from Operations	5,302,977	3,756,400
Distributions[1]
Investor Shares	(369)	(1,401)
ETF Shares	(54,537)	(53,858)
Admiral Shares	(59,779)	(62,143)
Total Distributions	(114,685)	(117,402)
Capital Share Transactions
Investor Shares	(1,935)	(446,980)
ETF Shares	649,823	373,151
Admiral Shares	(111,739)	762,501
Net Increase (Decrease) from Capital Share Transactions	536,149	688,672
Total Increase (Decrease)	5,724,441	4,327,670
Net Assets
Beginning of Period	15,232,329	10,904,659
End of Period	20,956,770	15,232,329
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$62.43	$47.02	$50.21	$41.52	$39.22
Investment Operations
Net Investment Income	.340[1]	.345[1]	.333[1]	.304[1]	.290
Net Realized and Unrealized Gain (Loss) on Investments	20.984	15.485	(3.193)	8.692	2.299
Total from Investment Operations	21.324	15.830	(2.860)	8.996	2.589
Distributions
Dividends from Net Investment Income	(.384)	(.420)	(.330)	(.306)	(.289)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.384)	(.420)	(.330)	(.306)	(.289)
Net Asset Value, End of Period	$83.37	$62.43	$47.02	$50.21	$41.52
Total Return[2]	34.32%	33.72%	-5.74%	21.72%	6.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81	$63	$405	$495	$460
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.62%	0.64%	0.67%	0.74%
Portfolio Turnover Rate[3]	22%	18%	25%	23%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$158.76	$119.58	$127.67	$105.60	$99.75
Investment Operations
Net Investment Income	1.074[1]	1.386[1]	1.016[1]	.932[1]	.863
Net Realized and Unrealized Gain (Loss) on Investments	53.347	39.040	(8.101)	22.058	5.848
Total from Investment Operations	54.421	40.426	(7.085)	22.990	6.711
Distributions
Dividends from Net Investment Income	(1.181)	(1.246)	(1.005)	(.920)	(.861)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.181)	(1.246)	(1.005)	(.920)	(.861)
Net Asset Value, End of Period	$212.00	$158.76	$119.58	$127.67	$105.60
Total Return	34.46%	33.86%	-5.60%	21.83%	6.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,164	$6,995	$4,956	$5,130	$3,576
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.95%	0.76%	0.79%	0.86%
Portfolio Turnover Rate[2]	22%	18%	25%	23%	21%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$68.34	$51.48	$54.96	$45.46	$42.94
Investment Operations
Net Investment Income	.461[1]	.603[1]	.437[1]	.400[1]	.370
Net Realized and Unrealized Gain (Loss) on Investments	22.967	16.793	(3.485)	9.496	2.519
Total from Investment Operations	23.428	17.396	(3.048)	9.896	2.889
Distributions
Dividends from Net Investment Income	(.508)	(.536)	(.432)	(.396)	(.369)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.508)	(.536)	(.432)	(.396)	(.369)
Net Asset Value, End of Period	$91.26	$68.34	$51.48	$54.96	$45.46
Total Return[2]	34.48%	33.86%	-5.60%	21.83%	6.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,712	$8,173	$5,544	$5,659	$3,923
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.96%	0.76%	0.79%	0.86%
Portfolio Turnover Rate[3]	22%	18%	25%	23%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Mid-Cap Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $782,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $29,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Mid-Cap Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,939,713	—	—	20,939,713
Temporary Cash Investments	67,984	1,883	—	69,867
Total	21,007,697	1,883	—	21,009,580

Derivative Financial Instruments
Assets
Futures Contracts[1]	76	—	—	76
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,116,018
Total Distributable Earnings (Loss)	(1,116,018)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	367
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,249,008)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	8,260,014

Mid-Cap Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	114,685	117,402
Long-Term Capital Gains	—	—
Total	114,685	117,402
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,749,566
Gross Unrealized Appreciation	8,476,143
Gross Unrealized Depreciation	(216,129)
Net Unrealized Appreciation (Depreciation)	8,260,014
F.	During the year ended December 31, 2020, the fund purchased $6,091,455,000 of investment securities and sold $5,545,862,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,448,980,000 and $1,949,491,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $431,378,000 and $1,026,871,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	18,844	279	80,774	1,386
Issued in Lieu of Cash Distributions	369	6	1,355	24
Redeemed[1]	(21,148)	(332)	(529,109)	(8,995)
Net Increase (Decrease)—Investor Shares	(1,935)	(47)	(446,980)	(7,585)

Mid-Cap Growth Index Fund
	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,610,129	14,482	2,906,844	19,715
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,960,306)	(10,600)	(2,533,693)	(17,100)
Net Increase (Decrease)—ETF Shares	649,823	3,882	373,151	2,615
Admiral Shares
Issued[1]	2,288,238	31,674	2,150,012	34,081
Issued in Lieu of Cash Distributions	53,622	742	56,105	868
Redeemed	(2,453,599)	(34,639)	(1,443,616)	(23,049)
Net Increase (Decrease)—Admiral Shares	(111,739)	(2,223)	762,501	11,900
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 7,041,000 and 6,432,000 shares, respectively, in the amount of $417,307,000 from the conversion during the year ended December 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Investor Shares	2.43%	9.04%	10.56%	$27,292
Spliced Mid-Cap Value Index	2.50	9.19	10.75	27,755
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	2.50%	9.16%	10.70%	$27,625
Mid-Cap Value Index Fund ETF Shares Market Price	2.56	9.17	10.69	27,622
Spliced Mid-Cap Value Index	2.50	9.19	10.75	27,755
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Since Inception (9/27/2011)	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Admiral Shares	2.54%	9.17%	12.72%	$30,295
Spliced Mid-Cap Value Index	2.50	9.19	12.76	30,409
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	15.70	38,585
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Mid-Cap Value Index Fund ETF Shares Market Price	2.56%	55.08%	176.22%
Mid-Cap Value Index Fund ETF Shares Net Asset Value	2.50	55.02	176.25
Spliced Mid-Cap Value Index	2.50	55.20	177.55
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	6.4%
Consumer Discretionary	17.4
Consumer Staples	6.9
Energy	4.8
Financials	16.8
Health Care	5.9
Industrials	11.4
Real Estate	9.8
Technology	5.9
Telecommunications	2.4
Utilities	12.3
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (6.4%)
	Freeport-McMoRan Inc.	11,046,934	287,441
	International Paper Co.	2,988,881	148,607
	Nucor Corp.	2,295,751	122,111
	Albemarle Corp.	809,447	119,409
	Celanese Corp. Class A	888,888	115,502
	Eastman Chemical Co.	1,030,099	103,298
	Avery Dennison Corp.	634,298	98,386
	Newmont Corp.	1,527,135	91,460
	International Flavors & Fragrances Inc.	813,156	88,504
	LyondellBasell Industries NV Class A	952,189	87,278
	FMC Corp.	493,333	56,699
	CF Industries Holdings Inc.	812,140	31,438
	Westlake Chemical Corp.	121,652	9,927
			1,360,060
Consumer Discretionary (17.4%)
	Aptiv plc	2,053,149	267,505
	Delta Air Lines Inc.	4,849,192	194,986
	DR Horton Inc.	2,632,241	181,414
	Best Buy Co. Inc.	1,771,250	176,753
	Lennar Corp. Class A	2,085,341	158,966
	ViacomCBS Inc. Class B	4,092,645	152,492
*	Peloton Interactive Inc. Class A	922,828	140,011
	Garmin Ltd.	1,163,303	139,201
	Darden Restaurants Inc.	989,983	117,927
*	CarMax Inc.	1,247,651	117,853
	Hilton Worldwide Holdings Inc.	1,054,777	117,354
	Genuine Parts Co.	1,097,109	110,183
	Royal Caribbean Cruises Ltd.	1,449,977	108,299
	Southwest Airlines Co.	2,244,320	104,608
*	AutoZone Inc.	88,109	104,448
	Omnicom Group Inc.	1,634,687	101,955
		Shares	Market Value• ($000)
	MGM Resorts International	3,192,520	100,596
*	United Airlines Holdings Inc.	2,245,844	97,133
	Hasbro Inc.	989,877	92,593
	Carnival Corp.	4,223,540	91,482
	Whirlpool Corp.	475,620	85,845
	PulteGroup Inc.	1,936,811	83,515
	Advance Auto Parts Inc.	515,967	81,270
	Fox Corp. Class A	2,565,380	74,704
	BorgWarner Inc.	1,859,370	71,846
	News Corp. Class A	3,503,570	62,959
*	Discovery Inc. Class C	2,346,710	61,460
	Tiffany & Co.	461,614	60,679
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,225,968	53,342
*	DraftKings Inc. Class A	1,042,452	48,537
	Fortune Brands Home & Security Inc.	528,223	45,279
	Aramark	962,441	37,035
	Lear Corp.	228,278	36,303
	Interpublic Group of Cos. Inc.	1,481,344	34,841
*,1	Discovery Inc. Class A	1,153,683	34,714
	Fox Corp. Class B	1,177,485	34,006
[1]	American Airlines Group Inc.	2,099,767	33,113
*	Mohawk Industries Inc.	216,229	30,477
*	Liberty Media Corp.-Liberty SiriusXM Class A	610,065	26,349
	Lennar Corp. Class B	122,627	7,505
	News Corp. Class B	378,120	6,719
	ViacomCBS Inc. Class A	68,187	2,579
			3,688,836
Consumer Staples (6.9%)
	Corteva Inc.	5,691,151	220,361
	Clorox Co.	958,434	193,527
	Tyson Foods Inc. Class A	2,236,431	144,116

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Conagra Brands Inc.	3,528,718	127,951
	Kellogg Co.	1,960,105	121,977
	Archer-Daniels-Midland Co.	2,115,339	106,634
	AmerisourceBergen Corp. Class A	1,087,085	106,274
	McKesson Corp.	610,423	106,165
	J M Smucker Co.	824,181	95,275
	Kroger Co.	2,796,764	88,825
	Campbell Soup Co.	1,494,013	72,236
	Hormel Foods Corp.	1,025,725	47,809
	Molson Coors Beverage Co. Class B	684,365	30,927
			1,462,077
Energy (4.8%)
	Valero Energy Corp.	3,100,667	175,405
	ONEOK Inc.	3,379,011	129,686
	Occidental Petroleum Corp.	7,080,545	122,564
	Halliburton Co.	6,385,822	120,692
	Phillips 66	1,660,604	116,143
	Baker Hughes Co. Class A	4,953,892	103,289
	Marathon Petroleum Corp.	2,473,734	102,314
	Williams Cos. Inc.	4,613,970	92,510
	Hess Corp.	1,050,721	55,467
			1,018,070
Financials (16.8%)
	Discover Financial Services	2,330,479	210,978
	Willis Towers Watson plc	980,144	206,497
	State Street Corp.	2,548,402	185,473
	Ameriprise Financial Inc.	897,042	174,322
	KKR & Co. Inc.	4,111,395	166,470
	Fifth Third Bancorp	5,416,940	149,345
	Nasdaq Inc.	1,122,532	149,005
	Northern Trust Corp.	1,503,328	140,020
	Hartford Financial Services Group Inc.	2,724,609	133,451
	American International Group Inc.	3,275,364	124,005
	KeyCorp	7,424,662	121,839
	M&T Bank Corp.	926,707	117,970
	Regions Financial Corp.	7,302,724	117,720
	Citizens Financial Group Inc.	3,247,270	116,122
*	Arch Capital Group Ltd.	2,933,071	105,796
	Principal Financial Group Inc.	2,089,083	103,640
	Cincinnati Financial Corp.	1,162,287	101,549
	Ally Financial Inc.	2,842,860	101,376
		Shares	Market Value• ($000)
	Huntington Bancshares Inc.	7,735,647	97,701
	Arthur J Gallagher & Co.	731,191	90,456
	Annaly Capital Management Inc.	10,632,114	89,841
	Raymond James Financial Inc.	937,079	89,650
	Fidelity National Financial Inc.	2,121,478	82,929
	Loews Corp.	1,776,630	79,984
	Equitable Holdings Inc.	3,043,209	77,876
	Everest Re Group Ltd.	303,913	71,143
	Globe Life Inc.	716,275	68,018
	W R Berkley Corp.	1,016,410	67,510
	Franklin Resources Inc.	2,302,164	57,531
*	Markel Corp.	52,382	54,126
	Lincoln National Corp.	698,107	35,122
	AGNC Investment Corp.	2,072,962	32,339
	Alleghany Corp.	50,960	30,764
			3,550,568
Health Care (5.9%)
*	Viatris Inc.	9,242,144	173,198
*	Laboratory Corp. of America Holdings	740,587	150,746
*	Hologic Inc.	1,954,179	142,323
*	Alexion Pharmaceuticals Inc.	790,400	123,492
	Quest Diagnostics Inc.	1,024,701	122,113
	Cardinal Health Inc.	2,231,027	119,494
*	Elanco Animal Health Inc.	3,588,267	110,052
	DENTSPLY SIRONA Inc.	1,661,866	87,015
	Universal Health Services Inc. Class B	561,469	77,202
*	Henry Schein Inc.	1,085,651	72,587
*	DaVita Inc.	553,559	64,988
			1,243,210
Industrials (11.3%)
	Carrier Global Corp.	6,589,901	248,571
*	Keysight Technologies Inc.	1,408,935	186,106
	Fortive Corp.	2,435,696	172,496
	Synchrony Financial	4,216,984	146,372
	WW Grainger Inc.	346,857	141,636
	Dover Corp.	1,095,689	138,331
*	Ingersoll Rand Inc.	2,858,055	130,213
*	United Rentals Inc.	548,490	127,200
	Ball Corp.	1,243,585	115,877
	Otis Worldwide Corp.	1,646,905	111,249
	Rockwell Automation Inc.	441,722	110,788
	Jacobs Engineering Group Inc.	985,610	107,392

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Crown Holdings Inc.	1,024,661	102,671
	Packaging Corp. of America	721,071	99,443
	CH Robinson Worldwide Inc.	1,033,674	97,031
	Westrock Co.	1,997,205	86,938
	Textron Inc.	1,740,335	84,110
	Snap-on Inc.	412,261	70,554
	Western Union Co.	3,126,197	68,589
	Hubbell Inc. Class B	205,945	32,290
*	XPO Logistics Inc.	174,125	20,756
*,1	Nikola Corp.	329,609	5,030
			2,403,643
Real Estate (9.8%)
	Welltower Inc.	3,173,040	205,042
	Weyerhaeuser Co.	5,675,510	190,300
	AvalonBay Communities Inc.	1,061,547	170,304
	Equity Residential	2,830,503	167,792
*	CBRE Group Inc. Class A	2,423,128	151,979
	Ventas Inc.	2,848,104	139,671
	Healthpeak Properties Inc.	4,093,521	123,747
	Essex Property Trust Inc.	495,798	117,712
	Duke Realty Corp.	2,828,154	113,041
	Mid-America Apartment Communities Inc.	869,685	110,180
	Simon Property Group Inc.	1,236,397	105,440
	Boston Properties Inc.	1,065,233	100,696
	WP Carey Inc.	1,333,675	94,131
	UDR Inc.	2,239,296	86,056
	Camden Property Trust	740,628	74,004
	Iron Mountain Inc.	2,191,343	64,601
	Host Hotels & Resorts Inc.	2,681,722	39,234
	VEREIT Inc.	829,002	31,328
			2,085,258
Technology (5.9%)
	Corning Inc.	5,809,194	209,131
	Maxim Integrated Products Inc.	2,032,443	180,176
*	Qorvo Inc.	867,223	144,193
	CDW Corp.	1,087,231	143,286
	Western Digital Corp.	2,197,689	121,730
	Hewlett Packard Enterprise Co.	9,781,104	115,906
	NetApp Inc.	1,688,012	111,814
	Seagate Technology plc	1,660,641	103,226
	NortonLifeLock Inc.	4,275,423	88,843
*	F5 Networks Inc.	234,212	41,207
			1,259,512
		Shares	Market Value• ($000)
Telecommunications (2.4%)
	Motorola Solutions Inc.	1,288,986	219,205
*	Liberty Broadband Corp. Class C	611,228	96,800
	CenturyLink Inc.	8,342,744	81,342
*	DISH Network Corp. Class A	1,858,399	60,101
	Juniper Networks Inc.	1,253,538	28,217
*	Liberty Broadband Corp. Class A	95,133	14,991
			500,656
Utilities (12.3%)
	Eversource Energy	2,606,652	225,502
	WEC Energy Group Inc.	2,398,414	220,726
	American Water Works Co. Inc.	1,378,306	211,529
	Edison International	2,878,039	180,798
	DTE Energy Co.	1,460,671	177,340
	PPL Corp.	5,845,520	164,844
	Entergy Corp.	1,522,479	152,004
	Ameren Corp.	1,876,057	146,445
*	PG&E Corp.	11,317,396	141,015
	CMS Energy Corp.	2,177,154	132,828
	FirstEnergy Corp.	4,125,655	126,286
	AES Corp.	5,057,380	118,847
	Alliant Energy Corp.	1,899,137	97,863
	Evergy Inc.	1,723,533	95,673
	Consolidated Edison Inc.	1,300,512	93,988
	CenterPoint Energy Inc.	4,142,777	89,650
	Vistra Corp.	3,719,394	73,123
	NiSource Inc.	2,914,052	66,848
	NRG Energy Inc.	928,550	34,867
	Pinnacle West Capital Corp.	427,589	34,186
	Avangrid Inc.	470,839	21,400
			2,605,762
Total Common Stocks (Cost $16,186,402)			21,177,652
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.111%	325,739	32,574

Mid-Cap Value Index Fund
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill, 0.097%, 1/5/21	3,100	3,100
Total Temporary Cash Investments (Cost $35,661)		35,674
Total Investments (100.1%) (Cost $16,222,063)		21,213,326
Other Assets and Liabilities—Net (-0.1%)		(17,732)
Net Assets (100%)		21,195,594
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,520,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $32,560,000 was received for securities on loan.
4	Securities with a value of $1,358,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	34	6,373	49
E-mini S&P Mid-Cap 400 Index	March 2021	71	16,355	474
				523
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,189,502)	21,180,752
Affiliated Issuers (Cost $32,561)	32,574
Total Investments in Securities	21,213,326
Investment in Vanguard	802
Receivables for Investment Securities Sold	13,434
Receivables for Accrued Income	43,187
Receivables for Capital Shares Issued	13,003
Variation Margin Receivable—Futures Contracts	71
Total Assets	21,283,823
Liabilities
Due to Custodian	10,444
Payables for Investment Securities Purchased	10,902
Collateral for Securities on Loan	32,560
Payables for Capital Shares Redeemed	33,516
Payables to Vanguard	807
Total Liabilities	88,229
Net Assets	21,195,594

Mid-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	19,582,587
Total Distributable Earnings (Loss)	1,613,007
Net Assets	21,195,594

Investor Shares—Net Assets
Applicable to 925,401 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,332
Net Asset Value Per Share—Investor Shares	$46.83

ETF Shares—Net Assets
Applicable to 93,002,213 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,060,581
Net Asset Value Per Share—ETF Shares	$118.93

Admiral Shares—Net Assets
Applicable to 163,803,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,091,681
Net Asset Value Per Share—Admiral Shares	$61.61
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	509,893
Interest[1]	193
Securities Lending—Net	2,258
Total Income	512,344
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,072
Management and Administrative—Investor Shares	68
Management and Administrative—ETF Shares	4,730
Management and Administrative—Admiral Shares	4,731
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	354
Marketing and Distribution—Admiral Shares	535
Custodian Fees	94
Auditing Fees	36
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	265
Shareholders’ Reports—Admiral Shares	137
Trustees’ Fees and Expenses	11
Total Expenses	13,038
Net Investment Income	499,306
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,010,074)
Futures Contracts	(1,725)
Swap Contracts	4,564
Realized Net Gain (Loss)	(1,007,235)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	863,240
Futures Contracts	(71)
Change in Unrealized Appreciation (Depreciation)	863,169
Net Increase (Decrease) in Net Assets Resulting from Operations	355,240
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $180,000, $24,000, and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,098,051,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	499,306	430,970
Realized Net Gain (Loss)	(1,007,235)	209,834
Change in Unrealized Appreciation (Depreciation)	863,169	3,954,985
Net Increase (Decrease) in Net Assets Resulting from Operations	355,240	4,595,789
Distributions[1]
Investor Shares	(1,066)	(5,474)
ETF Shares	(251,536)	(206,559)
Admiral Shares	(250,673)	(212,912)
Total Distributions	(503,275)	(424,945)
Capital Share Transactions
Investor Shares	(7,436)	(548,822)
ETF Shares	694,076	420,799
Admiral Shares	(882,562)	1,353,600
Net Increase (Decrease) from Capital Share Transactions	(195,922)	1,225,577
Total Increase (Decrease)	(343,957)	5,396,421
Net Assets
Beginning of Period	21,539,551	16,143,130
End of Period	21,195,594	21,539,551
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.96	$37.50	$43.89	$38.24	$33.86
Investment Operations
Net Investment Income	1.048[1,2]	.808[1]	1.001[1,3]	.771[1]	.675
Net Realized and Unrealized Gain (Loss) on Investments	(.122)	9.566	(6.415)	5.646	4.396
Total from Investment Operations	.926	10.374	(5.414)	6.417	5.071
Distributions
Dividends from Net Investment Income	(1.056)	(.914)	(.976)	(.767)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.056)	(.914)	(.976)	(.767)	(.691)
Net Asset Value, End of Period	$46.83	$46.96	$37.50	$43.89	$38.24
Total Return[4]	2.43%	27.82%	-12.53%	16.91%	15.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$52	$508	$682	$666
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.58%[2]	1.90%	2.29%[3]	1.92%	2.02%
Portfolio Turnover Rate[5]	39%	17%	17%	17%	20%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$119.27	$95.22	$111.47	$97.12	$85.99
Investment Operations
Net Investment Income	2.781[1,2]	2.497[1]	2.645[1,3]	2.116[1]	1.822
Net Realized and Unrealized Gain (Loss) on Investments	(.310)	23.996	(16.278)	14.306	11.170
Total from Investment Operations	2.471	26.493	(13.633)	16.422	12.992
Distributions
Dividends from Net Investment Income	(2.811)	(2.443)	(2.617)	(2.072)	(1.862)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.811)	(2.443)	(2.617)	(2.072)	(1.862)
Net Asset Value, End of Period	$118.93	$119.27	$95.22	$111.47	$97.12
Total Return	2.50%	27.98%	-12.41%	17.05%	15.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,061	$10,339	$7,898	$8,355	$6,383
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.69%[2]	2.26%	2.41%[3]	2.04%	2.14%
Portfolio Turnover Rate[4]	39%	17%	17%	17%	20%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$61.79	$49.33	$57.74	$50.31	$44.54
Investment Operations
Net Investment Income	1.438[1,2]	1.303[1]	1.385[1,3]	1.096[1]	.942
Net Realized and Unrealized Gain (Loss) on Investments	(.162)	12.422	(8.439)	7.407	5.791
Total from Investment Operations	1.276	13.725	(7.054)	8.503	6.733
Distributions
Dividends from Net Investment Income	(1.456)	(1.265)	(1.356)	(1.073)	(.963)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.456)	(1.265)	(1.356)	(1.073)	(.963)
Net Asset Value, End of Period	$61.61	$61.79	$49.33	$57.74	$50.31
Total Return[4]	2.54%	27.99%	-12.42%	17.04%	15.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,092	$11,148	$7,738	$8,134	$5,949
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.69%[2]	2.28%	2.41%[3]	2.04%	2.14%
Portfolio Turnover Rate[5]	39%	17%	17%	17%	20%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund has no open swap contracts at December 31, 2020.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Mid-Cap Value Index Fund
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $802,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:

Mid-Cap Value Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,177,652	—	—	21,177,652
Temporary Cash Investments	32,574	3,100	—	35,674
Total	21,210,226	3,100	—	21,213,326

Derivative Financial Instruments
Assets
Futures Contracts[1]	71	—	—	71
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,096,220
Total Distributable Earnings (Loss)	(1,096,220)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,277
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,369,442)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	4,976,172

Mid-Cap Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	503,275	424,945
Long-Term Capital Gains	—	—
Total	503,275	424,945
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,237,154
Gross Unrealized Appreciation	5,311,708
Gross Unrealized Depreciation	(335,536)
Net Unrealized Appreciation (Depreciation)	4,976,172
E.	During the year ended December 31, 2020, the fund purchased $10,036,713,000 of investment securities and sold $10,161,927,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,854,422,000 and $2,960,705,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $1,168,614,000 and $2,066,075,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,255	208	108,514	2,469
Issued in Lieu of Cash Distributions	1,066	27	5,246	122
Redeemed[1]	(16,757)	(423)	(662,582)	(15,015)
Net Increase (Decrease)—Investor Shares	(7,436)	(188)	(548,822)	(12,424)

Mid-Cap Value Index Fund
	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,661,867	35,714	2,203,067	19,724
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,967,791)	(29,400)	(1,782,268)	(15,975)
Net Increase (Decrease)—ETF Shares	694,076	6,314	420,799	3,749
Admiral Shares
Issued[1]	2,506,721	48,206	3,120,071	54,634
Issued in Lieu of Cash Distributions	222,711	4,318	189,632	3,237
Redeemed	(3,611,994)	(69,151)	(1,956,103)	(34,301)
Net Increase (Decrease)—Admiral Shares	(882,562)	(16,627)	1,353,600	23,570
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 11,352,000 and 8,629,000 shares, respectively, in the amount of $503,160,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments—investments summary of Vanguard Extended Market Index Fund and statements of assets and liabilities, including the schedules of investments, of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Extended Market Index Fund	637,299
Mid-Cap Index Fund	1,550,230
Mid-Cap Growth Index Fund	80,853
Mid-Cap Value Index Fund	459,691
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Extended Market Index Fund	221,543
Mid-Cap Index Fund	225,337
Mid-Cap Growth Index Fund	28,763
Mid-Cap Value Index Fund	39,658
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Extended Market Index Fund	53.2%
Mid-Cap Index Fund	77.8
Mid-Cap Growth Index Fund	75.2
Mid-Cap Value Index Fund	87.2

The S&P Completion Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Extended Market Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Extended Market Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Extended Market Fund particularly or the ability of the S& P Completion Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Completion Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Completion Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Extended Market Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Extended Market Fund into consideration in determining, composing or calculating the S&P Completion Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Extended Market Fund or the timing of the issuance or sale of Vanguard Extended Market Fund or in the determination or calculation of the equation by which Vanguard Extended Market Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Extended Market Fund. There is no assurance that investment products based on the S&P Completion Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P COMPLETION INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD EXTENDED MARKET FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMPLETION INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The CRSP US Mid Cap Index, CRSP US Mid Cap Growth Index, and CRSP US Mid Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid- Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Mid- Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Mid- Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing, or trading of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD MIDCAP INDEX, MID-CAP GROWTH INDEX, AND MID-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636
Vanguard Marketing Corporation, Distributor.
Q980 022021

Annual Report | December 31, 2020

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Growth Index Fund	4

Value Index Fund	28

Large-Cap Index Fund	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

●  For the 12 months ended December 31, 2020, returns for the funds included in this report ranged from 2.18% for Investor Shares of Vanguard Value Index Fund to 40.20% for Institutional Shares of Vanguard Growth Index Fund. Returns for Vanguard Large-Cap Index Fund, which contains both growth and value stocks, ranged from 20.89% for Investor Shares to 21.05% for Institutional Shares. Each fund closely tracked its target index.

●  The period was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and initial distribution of vaccines, and the easing of some restrictions soon lifted investor sentiment, and stock markets hit highs in December.

●  Technology was the biggest contributor to performance for both the Large-Cap Index Fund and the Growth Index Fund. The Value Index Fund benefited most from its stocks in health care and industrials.

●  For the ten years ended December 31, 2020, the funds’ annualized returns ranged from 11.08% for Investor Shares of the Value Index Fund to 16.68% for Institutional Shares of the Growth Index Fund.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16

CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended December 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2020	12/31/2020	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,258.55	$0.97
ETF Shares	1,000.00	1,259.31	0.23
Admiral™ Shares	1,000.00	1,259.38	0.28
Institutional Shares	1,000.00	1,259.41	0.23
Value Index Fund
Investor Shares	$1,000.00	$1,208.97	$0.94
ETF Shares	1,000.00	1,209.53	0.22
Admiral Shares	1,000.00	1,209.49	0.28
Institutional Shares	1,000.00	1,209.55	0.22
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,236.42	$0.96
ETF Shares	1,000.00	1,237.26	0.22
Admiral Shares	1,000.00	1,237.39	0.28
Institutional Shares	1,000.00	1,237.35	0.22
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.86
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.86
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.86
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Investor Shares	40.01%	20.18%	16.51%	$46,109
Spliced Growth Index	40.27	20.37	16.74	46,992
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund ETF Shares Net Asset Value	40.16%	20.33%	16.67%	$46,736
Growth Index Fund ETF Shares Market Price	40.27	20.34	16.67	46,744
Spliced Growth Index	40.27	20.37	16.74	46,992
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

4

Growth Index Fund
	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	40.19%	20.32%	16.67%	$46,720
Spliced Growth Index	40.27	20.37	16.74	46,992
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Growth Index Fund Institutional Shares	40.20%	20.34%	16.68%	$23,388,738
Spliced Growth Index	40.27	20.37	16.74	23,496,108
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020

	One	Five	Ten
	Year	Years	Years
Growth Index Fund ETF Shares Market Price	40.27%	152.38%	367.44%
Growth Index Fund ETF Shares Net Asset Value	40.16	152.27	367.36
Spliced Growth Index	40.27	152.69	369.92

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

5

Growth Index Fund

Fund Allocation

As of December 31, 2020

Basic Materials	1.3%
Consumer Discretionary	23.0
Consumer Staples	1.2
Energy	0.3
Financials	2.6
Health Care	8.4
Industrials	13.0
Real Estate	2.7
Technology	46.2
Telecommunications	1.1
Utilities	0.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

6

Growth Index Fund

Financial Statements

Schedule of Investments

As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.3%)
	Linde plc	4,159,502	1,096,070
	Ecolab Inc.	2,038,439	441,037
	Fastenal Co.	4,554,375	222,390
	FMC Corp.	1,030,329	118,416
	Albemarle Corp.	421,907	62,240
			1,940,153
Consumer Discretionary (23.0%)
*	Amazon.com Inc.	3,383,927	11,021,213
*	Tesla Inc.	6,016,816	4,245,887
	Home Depot Inc.	8,542,009	2,268,928
*	Netflix Inc.	3,405,261	1,841,327
	NIKE Inc. Class B	9,955,832	1,408,452
	Costco Wholesale Corp.	3,500,833	1,319,044
	McDonald’s Corp.	5,911,819	1,268,558
	Starbucks Corp.	9,311,559	996,151
	Lowe’s Cos. Inc.	5,813,206	933,078
*	Booking Holdings Inc.	324,986	723,832
	TJX Cos. Inc.	8,561,313	584,652
	Activision Blizzard Inc.	6,131,341	569,295
*	Uber Technologies Inc.	9,096,085	463,900
	Estee Lauder Cos. Inc. Class A	1,617,656	430,604
	Dollar General Corp.	1,975,926	415,537
	Ross Stores Inc.	2,825,312	346,977
	Electronic Arts Inc.	2,302,187	330,594
*	Lululemon Athletica Inc.	941,801	327,775
*	Chipotle Mexican Grill Inc. Class A	221,949	307,779
*	Peloton Interactive Inc. Class A	1,926,304	292,259
*	Trade Desk Inc. Class A	332,704	266,496
*	O’Reilly Automotive Inc.	574,744	260,112
	Yum! Brands Inc.	2,393,067	259,791
	Hilton Worldwide Holdings Inc.	2,201,104	244,895
*	AutoZone Inc.	183,873	217,970
*	Copart Inc.	1,686,190	214,568
*	Take-Two Interactive Software Inc.	912,749	189,660
	Expedia Group Inc.	1,079,076	142,870
*	Carvana Co. Class A	560,233	134,198
	Tractor Supply Co.	924,828	130,012
*	Wayfair Inc.	549,102	123,993
*	Ulta Beauty Inc.	424,872	122,006
	Domino’s Pizza Inc.	312,849	119,965
*	NVR Inc.	28,053	114,452
*	Lyft Inc. Class A	1,961,556	96,371
*	Etsy Inc.	500,152	88,982
	Wynn Resorts Ltd.	769,559	86,829
*	Live Nation Entertainment Inc.	1,118,670	82,200
*	LKQ Corp.	2,050,608	72,263
*	Burlington Stores Inc.	262,511	68,660
	Rollins Inc.	1,753,719	68,518
	Tiffany & Co.	481,197	63,253
*	Airbnb Inc. Class A	395,395	58,044
^	Sirius XM Holdings Inc.	8,421,474	53,645
*	Chewy Inc. Class A	564,850	50,774
*	DraftKings Inc. Class A	1,086,775	50,600
	Vail Resorts Inc.	159,523	44,501
	Warner Music Group Corp. Class A	631,888	24,005
			33,545,475
Consumer Staples (1.2%)
	Colgate-Palmolive Co.	6,802,057	581,644
*	Monster Beverage Corp.	2,931,688	271,122
	Brown-Forman Corp. Class B	2,480,783	197,048
	McCormick & Co. Inc.	1,973,512	188,668
	Hershey Co.	1,170,772	178,344
	Church & Dwight Co. Inc.	1,971,722	171,993
	Clorox Co.	499,604	100,880
	Lamb Weston Holdings Inc.	1,159,954	91,335
	Brown-Forman Corp. Class A	307,115	22,564
			1,803,598

7

Growth Index Fund

		Shares	Market Value• ($000)
Energy (0.3%)
	Pioneer Natural Resources Co.	1,305,188	148,648
*	Cheniere Energy Inc.	1,803,094	108,240
	Concho Resources Inc.	1,556,065	90,796
	Hess Corp.	1,095,368	57,825
			405,509
Financials (2.6%)
	S&P Global Inc.	1,909,260	627,631
	Intercontinental Exchange Inc.	4,452,793	513,362
	Aon plc Class A	1,814,142	383,274
	Moody’s Corp.	1,266,760	367,664
	MSCI Inc. Class A	624,688	278,942
	IHS Markit Ltd.	2,844,196	255,494
	Marsh & McLennan Cos. Inc.	2,011,928	235,396
	First Republic Bank	1,380,264	202,802
	Arthur J Gallagher & Co.	1,526,102	188,794
	MarketAxess Holdings Inc.	286,219	163,305
*	SVB Financial Group	411,117	159,444
	Broadridge Financial Solutions Inc.	917,802	140,607
	FactSet Research Systems Inc.	301,144	100,130
	Cboe Global Markets Inc.	856,428	79,751
*	Markel Corp.	54,589	56,407
	SEI Investments Co.	515,710	29,638
	Interactive Brokers Group Inc.	306,153	18,651
			3,801,292
Health Care (8.3%)
	Thermo Fisher Scientific Inc.	3,144,585	1,464,685
*	Intuitive Surgical Inc.	932,736	763,071
	Stryker Corp.	2,683,762	657,629
	Zoetis Inc.	3,770,499	624,018
	Becton Dickinson and Co.	2,300,918	575,736
	Danaher Corp.	2,536,723	563,508
	Bristol-Myers Squibb Co.	8,964,141	556,046
*	Vertex Pharmaceuticals Inc.	2,063,513	487,691
*	Edwards Lifesciences Corp.	4,944,844	451,118
*	Illumina Inc.	1,158,421	428,616
*	Boston Scientific Corp.	11,362,572	408,484
*	Regeneron Pharmaceuticals Inc.	790,410	381,855
*	IDEXX Laboratories Inc.	676,937	338,380
*	Align Technology Inc.	562,914	300,810
*	Veeva Systems Inc. Class A	1,076,603	293,105
	Agilent Technologies Inc.	2,427,314	287,612
*	DexCom Inc.	761,747	281,633
*	Centene Corp.	4,599,324	276,097
*	IQVIA Holdings Inc.	1,520,871	272,494
*	Moderna Inc.	2,512,516	262,483
	ResMed Inc.	1,149,634	244,366
*	Teladoc Health Inc.	1,035,037	206,966
	Cerner Corp.	2,432,866	190,931
*	Seagen Inc.	1,072,803	187,891
*	Exact Sciences Corp.	1,261,927	167,193
	Baxter International Inc.	2,027,074	162,652
	West Pharmaceutical Services Inc.	557,462	157,935
	Cooper Cos. Inc.	423,351	153,812
	Teleflex Inc.	369,609	152,120
*	Alexion Pharmaceuticals Inc.	825,065	128,908
*	Incyte Corp.	1,477,846	128,543
*	Varian Medical Systems Inc.	725,306	126,936
*	BioMarin Pharmaceutical Inc.	1,441,261	126,384
*	Alnylam Pharmaceuticals Inc.	922,457	119,892
*	ABIOMED Inc.	358,848	116,338
*	Insulet Corp.	261,795	66,923
*	PPD Inc.	970,236	33,201
*,^	GoodRx Holdings Inc. Class A	330,681	13,340
			12,159,402
Industrials (13.0%)
	Visa Inc. Class A	12,983,124	2,839,799
	Mastercard Inc. Class A	7,058,640	2,519,511
*	PayPal Holdings Inc.	9,296,487	2,177,237
	Accenture plc Class A	5,027,017	1,313,107
	Union Pacific Corp.	5,346,525	1,113,253
	Boeing Co.	4,479,460	958,873
	Fidelity National Information Services Inc.	4,923,896	696,534
*	Square Inc.	3,045,452	662,812
	Automatic Data Processing Inc.	3,231,928	569,466
*	Fiserv Inc.	4,521,452	514,813
	Global Payments Inc.	2,374,950	511,612
	United Parcel Service Inc. Class B	2,837,339	477,808
	Sherwin-Williams Co.	648,553	476,628
	Lockheed Martin Corp.	943,750	335,012
	Verisk Analytics Inc. Class A	1,289,785	267,746
	Cintas Corp.	705,423	249,339
	Paychex Inc.	2,566,761	239,171
	Rockwell Automation Inc.	921,699	231,171

8

Growth Index Fund

		Shares	Market Value• ($000)
	AMETEK Inc.	1,825,309	220,753
*	Mettler-Toledo International Inc.	188,778	215,147
*	Keysight Technologies Inc.	1,470,413	194,227
	Equifax Inc.	965,257	186,140
*	FleetCor Technologies Inc.	661,847	180,572
	Old Dominion Freight Line Inc.	838,075	163,575
	Vulcan Materials Co.	1,051,775	155,989
	Kansas City Southern	742,948	151,658
	TransUnion	1,510,477	149,870
*	Trimble Inc.	1,986,079	132,611
	Expeditors International of Washington Inc.	1,343,679	127,797
*	Waters Corp.	492,621	121,884
	Ball Corp.	1,298,631	121,006
	Wabtec Corp.	1,435,968	105,113
	JB Hunt Transport Services Inc.	670,117	91,571
*	Zebra Technologies Corp.	211,577	81,315
	Martin Marietta Materials Inc.	246,818	70,089
	HEICO Corp. Class A	583,326	68,284
	Masco Corp.	1,037,084	56,967
	Cognex Corp.	657,860	52,816
	Jack Henry & Associates Inc.	302,460	48,996
	HEICO Corp.	338,888	44,869
*,^	Nikola Corp.	342,837	5,232
			18,900,373
Real Estate (2.7%)
	American Tower Corp.	3,524,573	791,126
	Crown Castle International Corp.	3,422,815	544,878
	Equinix Inc.	706,862	504,827
	Digital Realty Trust Inc.	2,223,612	310,216
*	CoStar Group Inc.	312,695	289,018
	Public Storage	1,178,769	272,213
	SBA Communications Corp. Class A	881,527	248,705
	Alexandria Real Estate Equities Inc.	1,070,712	190,822
	Realty Income Corp.	2,785,430	173,170
*	Zillow Group Inc. Class C	1,185,804	153,917
	Invitation Homes Inc.	4,450,076	132,167
	Sun Communities Inc.	853,896	129,750
	Extra Space Storage Inc.	512,189	59,342
*	Zillow Group Inc. Class A	335,909	45,664
	UDR Inc.	1,167,133	44,853
	Regency Centers Corp.	672,497	30,659
			3,921,327
Technology (46.2%)
	Apple Inc.	121,410,029	16,109,897
	Microsoft Corp.	59,988,554	13,342,654
*	Facebook Inc. Class A	19,074,215	5,210,312
*	Alphabet Inc. Class A	2,385,771	4,181,398
*	Alphabet Inc. Class C	2,224,436	3,896,945
	NVIDIA Corp.	4,665,737	2,436,448
*	Adobe Inc.	3,806,220	1,903,567
*	salesforce.com Inc.	6,859,178	1,526,373
	Broadcom Inc.	3,209,470	1,405,266
	Texas Instruments Inc.	7,283,845	1,195,497
*	Advanced Micro Devices Inc.	9,542,457	875,139
*	ServiceNow Inc.	1,547,899	852,010
	Intuit Inc.	1,980,676	752,360
	QUALCOMM Inc.	4,487,506	683,627
*	Micron Technology Inc.	8,831,534	663,955
	Applied Materials Inc.	7,247,483	625,458
	Lam Research Corp.	1,142,466	539,552
*	Autodesk Inc.	1,739,626	531,177
*	Zoom Video Communications Inc. Class A	1,467,842	495,132
*	Snap Inc.	8,816,509	441,443
	Analog Devices Inc.	2,931,597	433,085
*	Twilio Inc. Class A	1,112,900	376,717
	Roper Technologies Inc.	832,222	358,763
*	Workday Inc. Class A	1,428,413	342,262
*	Twitter Inc.	6,311,426	341,764
	KLA Corp.	1,225,935	317,407
*	Synopsys Inc.	1,203,782	312,068
*	DocuSign Inc. Class A	1,396,054	310,343
	Amphenol Corp. Class A	2,372,807	310,292
*	Match Group Inc.	2,004,206	303,016
*	Cadence Design Systems Inc.	2,212,555	301,859
*	Crowdstrike Holdings Inc. Class A	1,390,265	294,486
	Microchip Technology Inc.	2,065,301	285,239
	Xilinx Inc.	1,944,398	275,657
*	Pinterest Inc. Class A	4,051,789	267,013
*	Palo Alto Networks Inc.	717,555	255,012
	Marvell Technology Group Ltd.	5,316,674	252,755
*	ANSYS Inc.	681,357	247,878
*	Okta Inc.	951,570	241,946
*	RingCentral Inc. Class A	629,298	238,485
*	Splunk Inc.	1,272,521	216,189
	Skyworks Solutions Inc.	1,318,009	201,497
	Maxim Integrated Products Inc.	2,121,108	188,036
*	Coupa Software Inc.	546,567	185,237

9

Growth Index Fund

		Shares	Market Value• ($000)
*	Paycom Software Inc.	394,664	178,487
*	VeriSign Inc.	769,786	166,582
*	Fortinet Inc.	1,095,102	162,655
*	Slack Technologies Inc. Class A	3,642,315	153,851
*	EPAM Systems Inc.	421,934	151,200
*	Tyler Technologies Inc.	319,905	139,645
*	Datadog Inc. Class A	1,403,499	138,160
*	Akamai Technologies Inc.	1,292,273	135,676
	Citrix Systems Inc.	977,481	127,170
	SS&C Technologies Holdings Inc.	1,727,400	125,668
*	Arista Networks Inc.	420,502	122,185
*	Zscaler Inc.	585,547	116,940
*	IAC/InterActiveCorp	599,084	113,436
*	GoDaddy Inc. Class A	1,333,311	110,598
*	Gartner Inc.	673,599	107,904
*	Black Knight Inc.	1,182,501	104,474
*,^	VMware Inc. Class A	628,649	88,174
	Teradyne Inc.	658,954	79,002
*	HubSpot Inc.	173,058	68,607
*	IPG Photonics Corp.	274,623	61,458
*	Cloudflare Inc. Class A	789,327	59,981
*,^	Snowflake Inc. Class A	208,202	58,588
*	Dropbox Inc. Class A	2,378,696	52,783
*,^	Palantir Technologies Inc. Class A	1,750,144	41,216
*,^	DoorDash Inc. Class A	229,554	32,769
*	ZoomInfo Technologies Inc. Class A	615,475	29,684
*,^	Unity Software Inc.	2,971	456
			67,252,565
Telecommunications (1.1%)
*	Charter Communications Inc. Class A	1,110,121	734,401
	L3Harris Technologies Inc.	1,666,588	315,018
*	Roku Inc.	865,029	287,207
	Motorola Solutions Inc.	673,057	114,460
*	Liberty Broadband Corp.	637,549	100,969
*,^	Altice USA Inc. Class A	2,104,328	79,691
*	Liberty Broadband Corp. Class A	99,797	15,726
			1,647,472
Utilities (0.2%)
	Waste Connections Inc.	2,085,921	213,953
Total Common Stocks (Cost $61,748,730)			145,591,119
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1,2]	Vanguard Market Liquidity Fund, 0.111%	4,366,803	436,680

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury Bill, 0.095%, 1/28/21	11,352	11,352
Total Temporary Cash Investments (Cost $447,958)		448,032
Total Investments (100.2%) (Cost $62,196,688)		146,039,151
Other Assets and Liabilities— Net (-0.2%)		(306,021)
Net Assets (100%)		145,733,130

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,791,000.

*	Non-income-producing security.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $94,305,000 was received for securities on loan, of which $77,770,000 is held in Vanguard Market Liquidity Fund and $16,535,000 is held in cash.

3	Securities with a value of $11,352,000 have been segregated as initial margin for open futures contracts.

10

Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	130	24,367	247

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	9/2/21	BOANA	49,070	(0.003)	5,003	—
Visa Inc. Class A	9/2/21	BOANA	93,606	(0.053)	3,867	—
					8,870	—

1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/ paid monthly.

1M—1-month.

BOANA—Bank of America, N.A.

At December 31, 2020, a counterparty had deposited in a segregated account securities with a value of $7,214,000 in connection with open over-the-counter swap contracts. After December 31, 2020, the counterparty posted additional collateral of $1,799,000 in connection with open over-the-counter swap contracts as of December 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Growth Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $61,760,081)	145,602,471
Affiliated Issuers (Cost $436,607)	436,680
Total Investments in Securities	146,039,151
Investment in Vanguard	5,496
Cash	17,117
Cash Collateral Pledged—Futures Contracts	1,900
Receivables for Accrued Income	28,338
Receivables for Capital Shares Issued	75,692
Variation Margin Receivable—Futures Contracts	1,616
Unrealized Appreciation—Over-the-Counter Swap Contracts	8,870
Total Assets	146,178,180
Liabilities
Payables for Investment Securities Purchased	24,043
Collateral for Securities on Loan	94,305
Payables for Capital Shares Redeemed	323,212
Payables to Vanguard	3,490
Total Liabilities	445,050
Net Assets	145,733,130

12

Growth Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	65,042,034
Total Distributable Earnings (Loss)	80,691,096
Net Assets	145,733,130

Investor Shares—Net Assets
Applicable to 5,745,623 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	749,793
Net Asset Value Per Share—Investor Shares	$130.50

ETF Shares—Net Assets
Applicable to 270,176,664 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,474,136
Net Asset Value Per Share—ETF Shares	$253.44

Admiral Shares—Net Assets
Applicable to 413,369,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,927,701
Net Asset Value Per Share—Admiral Shares	$130.46

Institutional Shares—Net Assets
Applicable to 173,083,854 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,581,500
Net Asset Value Per Share—Institutional Shares	$130.47

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth Index Fund

Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	1,007,319
Interest[1]	1,298
Securities Lending—Net	3,045
Total Income	1,011,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,621
Management and Administrative—Investor Shares	949
Management and Administrative—ETF Shares	17,682
Management and Administrative—Admiral Shares	17,920
Management and Administrative—Institutional Shares	6,333
Marketing and Distribution—Investor Shares	72
Marketing and Distribution—ETF Shares	1,743
Marketing and Distribution—Admiral Shares	2,023
Marketing and Distribution—Institutional Shares	418
Custodian Fees	652
Auditing Fees	33
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	629
Shareholders’ Reports—Admiral Shares	240
Shareholders’ Reports—Institutional Shares	71
Trustees’ Fees and Expenses	68
Total Expenses	52,455
Net Investment Income	959,207
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,046,273
Futures Contracts	20,518
Swap Contracts	18,291
Realized Net Gain (Loss)	6,085,082
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	35,075,150
Futures Contracts	(181)

14

Growth Index Fund

Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Swap Contracts	7,918
Change in Unrealized Appreciation (Depreciation)	35,082,887
Net Increase (Decrease) in Net Assets Resulting from Operations	42,127,176
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,234,000, $101,000, and $63,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $6,715,175,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	959,207	972,240
Realized Net Gain (Loss)	6,085,082	2,779,185
Change in Unrealized Appreciation (Depreciation)	35,082,887	23,719,802
Net Increase (Decrease) in Net Assets Resulting from Operations	42,127,176	27,471,227
Distributions[1]
Investor Shares	(4,183)	(14,731)
ETF Shares	(453,408)	(434,994)
Admiral Shares	(351,474)	(346,427)
Institutional Shares	(152,514)	(157,719)
Total Distributions	(961,579)	(953,871)
Capital Share Transactions
Investor Shares	(29,849)	(2,755,965)
ETF Shares	2,591,427	2,045,412
Admiral Shares	742,741	3,011,369
Institutional Shares	(319,460)	(387,427)
Net Increase (Decrease) from Capital Share Transactions	2,984,859	1,913,389
Total Increase (Decrease)	44,150,456	28,430,745
Net Assets
Beginning of Period	101,582,674	73,151,929
End of Period	145,733,130	101,582,674
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.87	$69.10	$72.36	$57.32	$54.78
Investment Operations
Net Investment Income	.728[1]	.746[1]	.823[1]	.750[1]	.720
Net Realized and Unrealized Gain (Loss)
on Investments	36.631	24.802	(3.271)	15.037	2.548
Total from Investment Operations	37.359	25.548	(2.448)	15.787	3.268
Distributions
Dividends from Net Investment Income	(.729)	(.778)	(.812)	(.747)	(.728)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.729)	(.778)	(.812)	(.747)	(.728)
Net Asset Value, End of Period	$130.50	$93.87	$69.10	$72.36	$57.32

Total Return[2]	40.01%	37.08%	-3.46%	27.65%	5.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$750	$572	$2,654	$3,210	$2,938
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	0.69%	0.92%	1.08%	1.15%	1.31%
Portfolio Turnover Rate[3]	6%	11%	11%	8%	11%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$182.31	$134.21	$140.55	$111.33	$106.40
Investment Operations
Net Investment Income	1.683[1]	1.773[1]	1.807[1]	1.626[1]	1.528
Net Realized and Unrealized Gain (Loss)
on Investments	71.131	48.065	(6.373)	29.200	4.949
Total from Investment Operations	72.814	49.838	(4.566)	30.826	6.477
Distributions
Dividends from Net Investment Income	(1.684)	(1.738)	(1.774)	(1.606)	(1.547)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.684)	(1.738)	(1.774)	(1.606)	(1.547)
Net Asset Value, End of Period	$253.44	$182.31	$134.21	$140.55	$111.33

Total Return	40.16%	37.26%	-3.32%	27.80%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,474	$46,481	$32,489	$31,399	$23,040
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	0.81%	1.09%	1.21%	1.27%	1.43%
Portfolio Turnover Rate[2]	6%	11%	11%	8%	11%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.84	$69.09	$72.35	$57.31	$54.77
Investment Operations
Net Investment Income	.855[1]	.907[1]	.921[1]	.836[1]	.786
Net Realized and Unrealized Gain (Loss)
on Investments	36.621	24.728	(3.274)	15.032	2.550
Total from Investment Operations	37.476	25.635	(2.353)	15.868	3.336
Distributions
Dividends from Net Investment Income	(.856)	(.885)	(.907)	(.828)	(.796)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.856)	(.885)	(.907)	(.828)	(.796)
Net Asset Value, End of Period	$130.46	$93.84	$69.09	$72.35	$57.31

Total Return[2]	40.19%	37.23%	-3.34%	27.80%	6.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,928	$38,103	$25,609	$26,013	$18,617
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	0.80%	1.08%	1.20%	1.27%	1.43%
Portfolio Turnover Rate[3]	6%	11%	11%	8%	11%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.85	$69.09	$72.35	$57.31	$54.77
Investment Operations
Net Investment Income	.867[1]	.912[1]	.928[1]	.841[1]	.792
Net Realized and Unrealized Gain (Loss)
on Investments	36.620	24.742	(3.274)	15.032	2.549
Total from Investment Operations	37.487	25.654	(2.346)	15.873	3.341
Distributions
Dividends from Net Investment Income	(.867)	(.894)	(.914)	(.833)	(.801)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.867)	(.894)	(.914)	(.833)	(.801)
Net Asset Value, End of Period	$130.47	$93.85	$69.09	$72.35	$57.31

Total Return	40.20%	37.26%	-3.33%	27.81%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,582	$16,426	$12,400	$12,495	$9,733
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to
Average Net Assets	0.82%	1.09%	1.21%	1.28%	1.44%
Portfolio Turnover Rate[2]	6%	11%	11%	8%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

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Growth Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

23

Growth Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $5,496,000, representing less than 0.01% of the fund’s net assets and 2.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

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Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	145,591,119	—	—	145,591,119
Temporary Cash Investments	436,680	11,352	—	448,032
Total	146,027,799	11,352	—	146,039,151
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,616	—	—	1,616
Swap Contracts	—	8,870	—	8,870
Total	1,616	8,870	—	10,486
1	Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	6,715,279
Total Distributable Earnings (Loss)	(6,715,279)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	31,936
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,183,303)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	83,842,463

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Growth Index Fund

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	961,579	953,871
Long-Term Capital Gains	—	—
Total	961,579	953,871

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	62,196,688
Gross Unrealized Appreciation	84,590,074
Gross Unrealized Depreciation	(747,611)
Net Unrealized Appreciation (Depreciation)	83,842,463

E. During the year ended December 31, 2020, the fund purchased $20,847,462,000 of investment securities and sold $17,771,344,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,957,990,000 and $10,361,440,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $1,556,077,000 and $3,364,726,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

26

Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	111,192	1,046	115,764	1,430
Issued in Lieu of Cash Distributions	4,183	41	13,997	169
Redeemed[1]	(145,224)	(1,439)	(2,885,726)	(33,915)
Net Increase (Decrease)—Investor Shares	(29,849)	(352)	(2,755,965)	(32,316)
ETF Shares
Issued	13,029,182	63,516	9,192,907	56,769
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,437,755)	(48,300)	(7,147,495)	(43,875)
Net Increase (Decrease)—ETF Shares	2,591,427	15,216	2,045,412	12,894
Admiral Shares
Issued[1]	10,835,142	105,463	8,091,333	96,379
Issued in Lieu of Cash Distributions	311,604	3,035	307,364	3,578
Redeemed	(10,404,005)	(101,164)	(5,387,328)	(64,609)
Net Increase (Decrease)—Admiral Shares	742,741	7,334	3,011,369	35,348
Institutional Shares
Issued	3,743,543	35,924	2,191,615	26,273
Issued in Lieu of Cash Distributions	141,051	1,375	145,866	1,702
Redeemed	(4,204,054)	(39,249)	(2,724,908)	(32,415)
Net Increase (Decrease)—Institutional Shares	(319,460)	(1,950)	(387,427)	(4,440)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 30,063,000 and 30,069,000 shares, respectively, in the amount of $2,572,238,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

27

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
	One	Five	Ten	Final Value of a $10,000
	Year	Years	Years	Investment
Value Index Fund Investor Shares	2.18%	10.62%	11.08%	$28,598
Spliced Value Index	2.26	10.77	11.27	29,096
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund
ETF Shares Net Asset Value	2.23%	10.75%	11.23%	$28,979
Value Index Fund
ETF Shares Market Price	2.29	10.76	11.23	28,976
Spliced Value Index	2.26	10.77	11.27	29,096
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

28

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2020
	One	Five	Ten	Final Value of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	2.29%	10.75%	11.22%	$28,974
Spliced Value Index	2.26	10.77	11.27	29,096
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	2.30%	10.76%	11.24%	$14,504,565
Spliced Value Index	2.26	10.77	11.27	14,547,843
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020

	One	Five	Ten
	Year	Years	Years
Value Index Fund ETF Shares Market Price	2.29%	66.71%	189.76%
Value Index Fund ETF Shares Net Asset Value	2.23	66.64	189.79
Spliced Value Index	2.26	66.78	190.96

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

29

Value Index Fund

Fund Allocation

As of December 31, 2020

Basic Materials	2.2%
Consumer Discretionary	9.1
Consumer Staples	11.0
Energy	4.5
Financials	19.6
Health Care	18.8
Industrials	13.3
Other	0.0
Real Estate	2.5
Technology	5.6
Telecommunications	6.8
Utilities	6.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

30

Value Index Fund

Financial Statements

Schedule of Investments

As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.2%)
	Air Products & Chemicals Inc.	1,488,633	406,724
	Newmont Corp.	5,411,148	324,074
	Dow Inc.	4,998,096	277,394
	Freeport-McMoRan Inc.	9,783,846	254,576
	LyondellBasell Industries NV Class A	1,685,630	154,505
	International Paper Co.	2,654,297	131,972
	Nucor Corp.	2,032,645	108,116
	Celanese Corp. Class A	786,859	102,244
	Eastman Chemical Co.	911,303	91,385
	Avery Dennison Corp.	561,457	87,088
^	International Flavors & Fragrances Inc.	723,649	78,762
	Albemarle Corp.	358,222	52,845
	CF Industries Holdings Inc.	718,745	27,823
	Westlake Chemical Corp.	107,686	8,787
			2,106,295
Consumer Discretionary (9.1%)
*	Walt Disney Co.	12,175,243	2,205,910
	Walmart Inc.	9,545,941	1,376,047
	Target Corp.	3,372,725	595,387
	General Motors Co.	8,194,800	341,231
	Aptiv plc	1,818,820	236,974
	Ford Motor Co.	26,319,770	231,351
	eBay Inc.	4,409,367	221,571
	Marriott International Inc. Class A	1,638,491	216,150
	Southwest Airlines Co.	3,976,715	185,355
	VF Corp.	2,099,922	179,354
	Delta Air Lines Inc.	4,295,424	172,719
*	Dollar Tree Inc.	1,586,777	171,435
	DR Horton Inc.	2,330,755	160,636
	Best Buy Co. Inc.	1,568,531	156,524
	Las Vegas Sands Corp.	2,572,060	153,295
	Lennar Corp. Class A	1,928,125	146,981
	ViacomCBS Inc. Class B	3,613,650	134,645

	Garmin Ltd.	1,030,150	123,268
	Darden Restaurants Inc.	876,773	104,441
*	CarMax Inc.	1,104,977	104,376
	Genuine Parts Co.	971,236	97,541
	Royal Caribbean Cruises Ltd.	1,283,727	95,882
	Omnicom Group Inc.	1,446,717	90,232
	MGM Resorts International	2,826,973	89,078
*	United Airlines Holdings Inc.	1,988,900	86,020
	Hasbro Inc.	876,168	81,957
	Carnival Corp.	3,739,697	81,002
	Fortune Brands Home & Security Inc.	935,457	80,187
	Whirlpool Corp.	421,090	76,003
	PulteGroup Inc.	1,713,991	73,907
	Advance Auto Parts Inc.	456,964	71,976
	Fox Corp. Class A	2,322,837	67,641
	BorgWarner Inc.	1,647,115	63,644
	News Corp. Class A	3,419,308	61,445
*	Discovery Communications Inc. Class C	2,065,959	54,107
	Tiffany & Co.	409,159	53,784
*	Liberty Media Corp-Liberty SiriusXM Class C	1,092,185	47,521
*	DraftKings Inc. Class A	922,922	42,971
	Aramark	851,678	32,773
	Lear Corp.	202,130	32,145
	Interpublic Group of Cos. Inc.	1,328,940	31,257
*	Discovery Inc. Class A	1,033,272	31,091
^	American Airlines Group Inc.	1,860,707	29,343
	Fox Corp. Class B	990,977	28,619
*	Mohawk Industries Inc.	191,686	27,018
*	Liberty Media Corp-Liberty SiriusXM Class A	533,751	23,053

31

Value Index Fund

	Shares	Market Value• ($000)
ViacomCBS Inc. Class A	69,645	2,634
Lennar Corp. Class B	14,996	918
News Corp. Class B	18,801	334
		8,771,733
Consumer Staples (11.0%)
Procter & Gamble Co.	16,707,364	2,324,663
Coca-Cola Co.	26,060,022	1,429,132
PepsiCo Inc.	9,312,311	1,381,016
Philip Morris International Inc.	10,493,861	868,787
CVS Health Corp.	8,822,513	602,578
Mondelez International Inc. Class A	9,634,420	563,324
Altria Group Inc.	12,524,867	513,519
Kimberly-Clark Corp.	2,290,960	308,890
General Mills Inc.	4,116,677	242,061
Sysco Corp.	3,257,864	241,929
Constellation Brands Inc. Class A	1,084,363	237,530
Walgreens Boots Alliance Inc.	4,954,788	197,597
Corteva Inc.	5,040,679	195,175
Archer-Daniels-Midland Co.	3,746,079	188,840
McKesson Corp.	1,081,136	188,031
Kraft Heinz Co.	4,118,409	142,744
Tyson Foods Inc. Class A	1,980,491	127,623
Kroger Co.	3,952,404	125,528
Conagra Brands Inc.	3,124,517	113,295
Kellogg Co.	1,735,270	107,986
Keurig Dr Pepper Inc.	3,291,881	105,340
AmerisourceBergen Corp. Class A	962,154	94,060
Clorox Co.	424,237	85,662
Hormel Foods Corp.	1,816,511	84,667
J M Smucker Co.	729,646	84,347
Campbell Soup Co.	1,322,504	63,943
Molson Coors Beverage Co. Class B	606,948	27,428
		10,645,695
Energy (4.5%)
Exxon Mobil Corp.	28,492,298	1,174,453
Chevron Corp.	12,971,847	1,095,472
ConocoPhillips	7,192,683	287,635
Phillips 66	2,941,143	205,704
Schlumberger Ltd.	9,371,538	204,581
EOG Resources Inc.	3,937,035	196,340
Marathon Petroleum Corp.	4,381,127	181,203
Kinder Morgan Inc.	12,959,511	177,156
Williams Cos. Inc.	8,169,509	163,799
Valero Energy Corp.	2,745,759	155,328
ONEOK Inc.	2,991,796	114,825

	Occidental Petroleum Corp.	6,269,902	108,532
	Halliburton Co.	5,653,611	106,853
	Baker Hughes Co. Class A	4,386,071	91,450
	Hess Corp.	930,486	49,120
			4,312,451
Financials (19.5%)
*	Berkshire Hathaway Inc. Class B	12,353,234	2,864,344
	JPMorgan Chase & Co.	20,539,388	2,609,940
	Bank of America Corp.	52,446,490	1,589,653
	Citigroup Inc.	14,031,868	865,205
	Wells Fargo & Co.	26,472,790	798,949
	Morgan Stanley	9,751,932	668,300
	BlackRock Inc.	924,894	667,348
	Goldman Sachs Group Inc.	2,319,189	611,593
	Charles Schwab Corp.	9,588,377	508,568
	CME Group Inc.	2,418,668	440,319
	Truist Financial Corp.	9,078,862	435,150
	US Bancorp	9,130,856	425,407
	PNC Financial Services Group Inc.	2,853,702	425,202
	Chubb Ltd.	2,584,516	397,809
	Progressive Corp.	3,943,678	389,951
	Blackstone Group LP Class A	4,544,178	294,508
	Travelers Cos. Inc.	1,706,536	239,546
	T. Rowe Price Group Inc.	1,525,640	230,967
	Bank of New York Mellon Corp.	5,375,948	228,155
	American International Group Inc.	5,802,370	219,678
	Allstate Corp.	1,946,821	214,014
	MetLife Inc.	4,547,678	213,513
	Prudential Financial Inc.	2,666,957	208,209
	Marsh & McLennan Cos. Inc.	1,709,682	200,033
	Aflac Inc.	4,497,065	199,984
	Discover Financial Services	2,064,837	186,930
	Willis Towers Watson plc	868,673	183,012
	State Street Corp.	2,258,386	164,365
	Ameriprise Financial Inc.	794,974	154,487
	KKR & Co. Inc.	3,644,213	147,554
	Fifth Third Bancorp	4,795,224	132,204
	Nasdaq Inc.	995,104	132,090
	Northern Trust Corp.	1,332,268	124,087
	Hartford Financial Services Group Inc.	2,413,546	118,216
	KeyCorp	6,569,906	107,812
	M&T Bank Corp.	820,201	104,412
	Regions Financial Corp.	6,461,911	104,166

32

Value Index Fund

		Shares	Market Value• ($000)
	Citizens Financial Group Inc.	2,874,053	102,776
*	Arch Capital Group Ltd.	2,599,414	93,761
	Principal Financial Group Inc.	1,849,104	91,734
	Cincinnati Financial Corp.	1,029,379	89,937
	Ally Financial Inc.	2,520,629	89,886
	Huntington Bancshares Inc.	6,841,484	86,408
	Annaly Capital Management Inc.	9,440,499	79,772
	Raymond James Financial Inc.	830,732	79,476
	Fidelity National Financial Inc.	1,878,712	73,439
	Loews Corp.	1,574,748	70,895
	Equitable Holdings Inc.	2,700,909	69,116
	Everest Re Group Ltd.	269,174	63,011
	Globe Life Inc.	634,907	60,291
	W R Berkley Corp.	900,998	59,844
	Franklin Resources Inc.	2,039,355	50,963
*	Markel Corp.	46,383	47,928
	Lincoln National Corp.	617,802	31,082
	AGNC Investment Corp.	1,846,529	28,806
	Alleghany Corp.	45,203	27,289
	Interactive Brokers Group Inc.	260,035	15,841
^,*	Rocket Cos. Inc. Class A	775,952	15,690
*	Berkshire Hathaway Inc. Class A	14	4,869
			18,938,494
Health Care (18.8%)
	Johnson & Johnson	17,733,283	2,790,864
	UnitedHealth Group Inc.	6,392,160	2,241,603
	Merck & Co. Inc.	17,045,896	1,394,354
	Pfizer Inc.	37,446,740	1,378,415
	Abbott Laboratories	11,941,374	1,307,461
	AbbVie Inc.	11,893,952	1,274,437
	Medtronic plc	9,066,476	1,062,047
	Eli Lilly and Co.	5,800,911	979,426
	Amgen Inc.	3,922,518	901,865
	Anthem Inc.	1,676,475	538,299
	Cigna Corp.	2,433,266	506,557
	Gilead Sciences Inc.	8,440,893	491,766
	Danaher Corp.	2,153,669	478,416
	Bristol-Myers Squibb Co.	7,610,187	472,060
	Humana Inc.	891,336	365,688
	HCA Healthcare Inc.	1,822,950	299,802
*	Biogen Inc.	1,036,210	253,726
	Zimmer Biomet Holdings Inc.	1,395,839	215,085
*	Viatris Inc.	8,201,356	153,693
	Baxter International Inc.	1,720,460	138,050
*	Laboratory Corp. of America Holdings	655,861	133,501
*	Hologic Inc.	1,730,640	126,043
*	Alexion Pharmaceuticals Inc.	701,470	109,598
	Quest Diagnostics Inc.	907,388	108,134
	Cardinal Health Inc.	1,974,645	105,762
*	Elanco Animal Health Inc.	3,177,289	97,448
	Dentsply Sirona Inc.	1,471,166	77,030
	Universal Health Services Inc. Class B	496,911	68,325
*	Henry Schein Inc.	961,159	64,263
*	DaVita Inc.	490,167	57,546
			18,191,264
Industrials (13.3%)
	Honeywell International Inc.	4,729,331	1,005,929
	Raytheon Technologies Corp.	10,234,900	731,898
	3M Co.	3,887,547	679,504
	Caterpillar Inc.	3,658,922	665,997
	General Electric Co.	59,039,522	637,627
	Deere & Co.	1,899,931	511,176
	American Express Co.	4,069,525	492,046
	CSX Corp.	5,151,127	467,465
	FedEx Corp.	1,591,601	413,211
	Norfolk Southern Corp.	1,713,110	407,052
	United Parcel Service Inc. Class B	2,408,589	405,606
	Illinois Tool Works Inc.	1,919,027	391,251
	DuPont de Nemours Inc.	4,942,294	351,447
	Emerson Electric Co.	4,028,299	323,754
	Eaton Corp. plc	2,685,237	322,604
	Northrop Grumman Corp.	1,010,560	307,938
	Capital One Financial Corp.	3,083,765	304,830
	Lockheed Martin Corp.	800,939	284,317
	General Dynamics Corp.	1,642,702	244,467
	Parker-Hannifin Corp.	867,419	236,294
	Trane Technologies plc	1,617,218	234,755
	PPG Industries Inc.	1,590,739	229,416
	Johnson Controls International plc	4,876,531	227,198
	Cummins Inc.	996,866	226,388
	Carrier Global Corp.	5,836,829	220,165
*	TransDigm Group Inc.	348,754	215,826
	PACCAR Inc.	2,333,908	201,370
	Otis Worldwide Corp.	2,918,083	197,117
	Stanley Black & Decker Inc.	1,078,969	192,661
	Fortive Corp.	2,157,908	152,823
	Synchrony Financial	3,737,890	129,742

33

Value Index Fund

		Shares	Market Value• ($000)
	WW Grainger Inc.	307,135	125,416
	Xylem Inc.	1,217,306	123,910
	Dover Corp.	970,492	122,525
*	Ingersoll Rand Inc.	2,531,995	115,358
*	United Rentals Inc.	485,699	112,638
	Ball Corp.	1,102,109	102,695
	Jacobs Engineering Group Inc.	872,763	95,096
*	Crown Holdings Inc.	907,866	90,968
	Packaging Corp. of America	638,329	88,032
	CH Robinson Worldwide Inc.	915,250	85,915
	Westrock Co.	1,767,471	76,938
	Textron Inc.	1,540,598	74,457
	Snap-on Inc.	364,753	62,424
	Western Union Co.	2,768,097	60,732
	Martin Marietta Materials Inc.	209,805	59,578
	Masco Corp.	881,375	48,414
*	XPO Logistics Inc.	307,701	36,678
	Hubbell Inc. Class B	182,717	28,648
^,*	Nikola Corp.	290,758	4,437
			12,926,733
Other (0.0%)[1]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Real Estate (2.5%)
	Prologis Inc.	4,976,832	495,991
	Simon Property Group Inc.	2,189,794	186,746
	Welltower Inc.	2,810,073	181,587
	Weyerhaeuser Co.	5,026,833	168,550
	AvalonBay Communities Inc.	940,223	150,840
	Equity Residential	2,506,611	148,592
*	CBRE Group Inc. Class A	2,144,628	134,511
	Ventas Inc.	2,521,790	123,669
	Healthpeak Properties Inc.	3,623,305	109,532
	Essex Property Trust Inc.	439,147	104,262
	Duke Realty Corp.	2,505,481	100,144
	Mid-America Apartment Communities Inc.	773,581	98,005
	Boston Properties Inc.	943,229	89,163
	WP Carey Inc.	1,180,189	83,298
	Camden Property Trust	655,778	65,525
	Iron Mountain Inc.	1,939,252	57,169
	Extra Space Storage Inc.	435,211	50,424
	UDR Inc.	990,842	38,078
	Host Hotels & Resorts Inc.	2,373,804	34,729
	VEREIT Inc.	745,711	28,180
			2,448,995
Technology (5.6%)
	Intel Corp.	27,601,826	1,375,123
	Oracle Corp.	12,170,678	787,321
	International Business Machines Corp.	6,001,429	755,460
	QUALCOMM Inc.	3,816,182	581,357
	Cognizant Technology Solutions Corp. Class A	3,601,644	295,155
	TE Connectivity Ltd.	2,226,833	269,603
	HP Inc.	9,252,083	227,509
	Corning Inc.	5,143,672	185,172
*	Qorvo Inc.	768,032	127,701
	CDW Corp.	962,583	126,859
*	Dell Technologies Inc.	1,667,437	122,206
	Western Digital Corp.	1,944,764	107,720
	Hewlett Packard Enterprise Co.	8,661,989	102,644
	NetApp Inc.	1,494,778	99,014
	Seagate Technology plc	1,470,801	91,425
	NortonLifeLock Inc.	3,784,637	78,645
	Leidos Holdings Inc.	479,545	50,410
*	F5 Networks Inc.	206,585	36,346
*	Unity Software Inc.	2,637	405
			5,420,075
Telecommunications (6.8%)
	Verizon Communications Inc.	27,875,204	1,637,668
	Comcast Corp. Class A	30,761,264	1,611,890
	AT&T Inc.	48,010,675	1,380,787
	Cisco Systems Inc.	25,623,886	1,146,669
*	T-Mobile US Inc.	3,762,626	507,390
	Motorola Solutions Inc.	570,649	97,045
*	Liberty Broadband Corp.	535,226	84,764
	CenturyLink Inc.	7,380,273	71,958
*	DISH Network Corp. Class A	1,645,664	53,221
	Juniper Networks Inc.	1,107,256	24,924
*	Liberty Broadband Corp. Class A	90,583	14,274
			6,630,590
Utilities (6.6%)
	NextEra Energy Inc.	13,202,350	1,018,561
	Duke Energy Corp.	4,957,759	453,932
	Southern Co.	7,114,868	437,066
	Dominion Energy Inc.	5,495,022	413,226
	Waste Management Inc.	2,847,333	335,786
	American Electric Power Co. Inc.	3,343,963	278,452

34

Value Index Fund

			Market
			Value•
		Shares	($000)
	Exelon Corp.	6,559,417	276,939
	Sempra Energy	1,947,950	248,188
	Xcel Energy Inc.	3,539,976	236,010
	Eversource Energy	2,309,087	199,759
	Public Service Enterprise Group Inc.	3,406,386	198,592
	WEC Energy Group Inc.	2,124,699	195,536
	American Water Works Co. Inc.	1,220,876	187,368
	Consolidated Edison Inc.	2,303,717	166,490
	Edison International	2,555,842	160,558
	DTE Energy Co.	1,293,584	157,054
	PPL Corp.	5,191,162	146,391
	Entergy Corp.	1,347,993	134,584
	Republic Services Inc. Class A	1,396,721	134,504
	Ameren Corp.	1,661,576	129,703
*	PG&E Corp.	10,013,863	124,773
	CMS Energy Corp.	1,928,466	117,656
	FirstEnergy Corp.	3,652,751	111,811
	AES Corp.	4,479,595	105,270
	Alliant Energy Corp.	1,681,848	86,666
	Evergy Inc.	1,525,941	84,705
	CenterPoint Energy Inc.	3,667,124	79,356
	Vistra Corp.	3,293,588	64,752
	NiSource Inc.	2,598,408	59,607
	NRG Energy Inc.	821,367	30,842
	Pinnacle West Capital Corp.	378,269	30,243
	Avangrid Inc.	415,307	18,876
			6,423,256
	Total Common Stocks (Cost $75,904,890)		96,815,581

Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.111%	1,739,298	173,930

	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Cash Management Bill, 0.115%, 2/16/21	3,252	3,251
Total Temporary Cash Investments (Cost $177,151)		177,181
Total Investments (100.1%) (Cost $76,082,041)		96,992,762
Other Assets and Liabilities—Net (-0.1%)		(74,143)
Net Assets (100%)		96,918,619

Cost is in $000.
•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,505,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $75,288,000 was received for securities on loan.
4	Securities with a value of $3,251,000 have been segregated as initial margin for open futures contracts.

35

Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
	Number of			Unrealized
	Long (Short)		Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	316	59,231	926

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Charles Schwab Corp.	9/2/21	BOANA	34,146	(0.153)	2,978	—
Keurig Dr Pepper Inc.	9/2/21	BOANA	15,225	(0.153)	773	—
Kroger Co.	2/2/21	GSI	31,190	(0.152)	568	—
					4,319	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/ paid monthly.

1M—1-month.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At December 31, 2020, a counterparty had deposited in segregated accounts cash of $3,677,000 in connection with open over-the-counter swap contracts. After December 31, 2020, a counterparty posted additional collateral of $394,000 in connection with open over-the-counter swap contracts as of December 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $75,908,141)	96,818,832
Affiliated Issuers (Cost $173,900)	173,930
Total Investments in Securities	96,992,762
Investment in Vanguard	3,683
Cash	1,861
Cash Collateral Pledged—Futures Contracts	1,856
Receivables for Accrued Income	134,464
Receivables for Capital Shares Issued	26,135
Variation Margin Receivable—Futures Contracts	801
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,319
Total Assets	97,165,881
Liabilities
Payables for Investment Securities Purchased	27,213
Collateral for Securities on Loan	75,288
Payables for Capital Shares Redeemed	142,525
Payables to Vanguard	2,236
Total Liabilities	247,262
Net Assets	96,918,619

37

Value Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	79,454,089
Total Distributable Earnings (Loss)	17,464,530
Net Assets	96,918,619

Investor Shares—Net Assets
Applicable to 5,884,794 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	273,218
Net Asset Value Per Share—Investor Shares	$46.43

ETF Shares—Net Assets
Applicable to 517,585,450 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,580,446
Net Asset Value Per Share—ETF Shares	$118.98

Admiral Shares—Net Assets
Applicable to 484,476,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,486,249
Net Asset Value Per Share—Admiral Shares	$46.41

Institutional Shares—Net Assets
Applicable to 271,024,311 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,578,706
Net Asset Value Per Share—Institutional Shares	$46.41

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Dividends	2,417,068
Interest[1]	997
Securities Lending—Net	2,949
Total Income	2,421,014
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,087
Management and Administrative—Investor Shares	404
Management and Administrative—ETF Shares	15,435
Management and Administrative—Admiral Shares	7,824
Management and Administrative—Institutional Shares	3,694
Marketing and Distribution—Investor Shares	34
Marketing and Distribution—ETF Shares	2,048
Marketing and Distribution—Admiral Shares	1,133
Marketing and Distribution—Institutional Shares	286
Custodian Fees	521
Auditing Fees	35
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	821
Shareholders’ Reports—Admiral Shares	150
Shareholders’ Reports—Institutional Shares	84
Trustees’ Fees and Expenses	48
Total Expenses	35,605
Net Investment Income	2,385,409
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	996,862
Futures Contracts	(11,822)
Swap Contracts	14,459
Realized Net Gain (Loss)	999,499
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(866,613)
Futures Contracts	184

39

Value Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2020
($000)
Swap Contracts	3,937
Change in Unrealized Appreciation (Depreciation)	(862,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,522,416
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $930,000, ($321,000), and $28,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,995,031,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,385,409	2,219,611
Realized Net Gain (Loss)	999,499	1,616,230
Change in Unrealized Appreciation (Depreciation)	(862,492)	14,492,268
Net Increase (Decrease) in Net Assets Resulting from Operations	2,522,416	18,328,109
Distributions[1]
Investor Shares	(7,153)	(20,395)
ETF Shares	(1,491,672)	(1,342,434)
Admiral Shares	(569,513)	(535,578)
Institutional Shares	(322,802)	(303,775)
Total Distributions	(2,391,140)	(2,202,182)
Capital Share Transactions
Investor Shares	(45,817)	(1,265,828)
ETF Shares	5,496,388	4,609,618
Admiral Shares	138,688	2,004,934
Institutional Shares	65,298	456,273
Net Increase (Decrease) from Capital Share Transactions	5,654,557	5,804,997
Total Increase (Decrease)	5,785,833	21,930,924
Net Assets
Beginning of Period	91,132,786	69,201,862
End of Period	96,918,619	91,132,786
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.78	$38.18	$41.42	$36.24	$31.82
Investment Operations
Net Investment Income	1.142[1]	1.093[1]	1.009[1]	.918[1]	.850
Net Realized and Unrealized Gain (Loss) on Investments	(.362)	8.623	(3.261)	5.166	4.415
Total from Investment Operations	.780	9.716	(2.252)	6.084	5.265
Distributions
Dividends from Net Investment Income	(1.130)	(1.116)	(.988)	(.904)	(.845)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.130)	(1.116)	(.988)	(.904)	(.845)
Net Asset Value, End of Period	$46.43	$46.78	$38.18	$41.42	$36.24

Total Return[2]	2.18%	25.67%	-5.55%	16.99%	16.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$273	$328	$1,381	$1,626	$1,587
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.58%	2.43%	2.40%	2.64%
Portfolio Turnover Rate[3]	10%	12%	8%	9%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$119.90	$97.84	$106.14	$92.87	$81.56
Investment Operations
Net Investment Income	3.055[1]	3.046[1]	2.722[1]	2.473[1]	2.282
Net Realized and Unrealized Gain (Loss) on Investments	(.935)	22.014	(8.352)	13.234	11.301
Total from Investment Operations	2.120	25.060	(5.630)	15.707	13.583
Distributions
Dividends from Net Investment Income	(3.040)	(3.000)	(2.670)	(2.437)	(2.273)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.040)	(3.000)	(2.670)	(2.437)	(2.273)
Net Asset Value, End of Period	$118.98	$119.90	$97.84	$106.14	$92.87

Total Return	2.23%	25.85%	-5.39%	17.12%	16.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61,580	$55,909	$41,510	$36,560	$27,126
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.76%	2.56%	2.52%	2.76%
Portfolio Turnover Rate[2]	10%	12%	8%	9%	7%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.77	$38.17	$41.41	$36.23	$31.82
Investment Operations
Net Investment Income	1.188[1]	1.185[1]	1.059[1]	.965[1]	.890
Net Realized and Unrealized Gain (Loss) on Investments	(.367)	8.581	(3.261)	5.165	4.407
Total from Investment Operations	.821	9.766	(2.202)	6.130	5.297
Distributions
Dividends from Net Investment Income	(1.181)	(1.166)	(1.038)	(.950)	(.887)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.181)	(1.166)	(1.038)	(.950)	(.887)
Net Asset Value, End of Period	$46.41	$46.77	$38.17	$41.41	$36.23

Total Return[2]	2.29%	25.82%	-5.43%	17.13%	16.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,486	$22,414	$16,522	$16,778	$13,424
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.75%	2.55%	2.52%	2.76%
Portfolio Turnover Rate[3]	10%	12%	8%	9%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.77	$38.17	$41.41	$36.23	$31.82
Investment Operations
Net Investment Income	1.193[1]	1.189[1]	1.063[1]	.969[1]	.893
Net Realized and Unrealized Gain (Loss) on Investments	(.368)	8.581	(3.260)	5.165	4.407
Total from Investment Operations	.825	9.770	(2.197)	6.134	5.300
Distributions
Dividends from Net Investment Income	(1.185)	(1.170)	(1.043)	(.954)	(.890)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.185)	(1.170)	(1.043)	(.954)	(.890)
Net Asset Value, End of Period	$46.41	$46.77	$38.17	$41.41	$36.23

Total Return	2.30%	25.83%	-5.42%	17.14%	16.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,579	$12,481	$9,789	$10,085	$8,684
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.76%	2.56%	2.53%	2.77%
Portfolio Turnover Rate[2]	10%	12%	8%	9%	7%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

46

Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

47

Value Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

48

Value Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $3,683,000, representing less than 0.01% of the fund’s net assets and 1.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

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Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	96,815,581	—	—	96,815,581
Temporary Cash Investments	173,930	3,251	—	177,181
Total	96,989,511	3,251	—	96,992,762
Derivative Financial Instruments
Assets
Futures Contracts[1]	801	—	—	801
Swap Contracts	—	4,319	—	4,319
Total	801	4,319	—	5,120
1	Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	2,995,585
Total Distributable Earnings (Loss)	(2,995,585)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	29,676
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,475,867)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	20,910,721

50

Value Index Fund

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	2,391,140	2,202,182
Long-Term Capital Gains	—	—
Total	2,391,140	2,202,182

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	76,082,041
Gross Unrealized Appreciation	25,648,591
Gross Unrealized Depreciation	(4,737,870)
Net Unrealized Appreciation (Depreciation)	20,910,721

E. During the year ended December 31, 2020, the fund purchased $20,848,921,000 of investment securities and sold $15,040,881,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,512,859,000 and $6,814,444,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $3,684,483,000 and $1,909,115,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

51

Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	30,119	734	288,447	6,573
Issued in Lieu of Cash Distributions	7,153	186	19,467	454
Redeemed[1]	(83,089)	(2,048)	(1,573,742)	(36,175)
Net Increase (Decrease)—Investor Shares	(45,817)	(1,128)	(1,265,828)	(29,148)
ETF Shares
Issued	12,323,003	114,853	11,138,392	101,457
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,826,615)	(63,575)	(6,528,774)	(59,400)
Net Increase (Decrease)—ETF Shares	5,496,388	51,278	4,609,618	42,057
Admiral Shares
Issued[1]	5,109,104	126,982	4,731,989	110,113
Issued in Lieu of Cash Distributions	491,886	12,702	457,063	10,403
Redeemed	(5,462,302)	(134,427)	(3,184,118)	(74,178)
Net Increase (Decrease)—Admiral Shares	138,688	5,257	2,004,934	46,338
Institutional Shares
Issued	2,756,913	66,872	2,536,818	58,769
Issued in Lieu of Cash Distributions	292,134	7,539	278,501	6,344
Redeemed	(2,983,749)	(70,252)	(2,359,046)	(54,713)
Net Increase (Decrease)—Institutional Shares	65,298	4,159	456,273	10,400
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 26,970,000 and 26,976,000 shares, respectively, in the amount of $1,174,229,000 from the conversion during the year ended December 31, 2019.

G. In February 2021, the fund acquired the net assets of Vanguard US Value Fund pursuant to a plan of reorganization approved by Vanguard US Value Fund shareholders by proxy vote in January 2021. The purpose of the transaction was to consolidate the assets of the funds and place Vanguard US Value Fund shareholders in a comparable fund with better historical long-term investment performance, deliver a large expense ratio reduction for U.S. Value Fund shareholders and create a larger combined fund. The reorganization was accomplished by a tax-free exchange of 60 million shares of Vanguard US Value Fund for 22 million shares of the fund. Shares of the Vanguard US Value Fund were exchanged for the Admiral share class of the fund. Vanguard US Value Fund’s net assets of $1.0 billion, including $156.3 million of unrealized appreciation, were combined with the fund’s net assets of $101.5 billion, resulting in combined net assets of $102.5 billion.

Management has determined that no other events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

52

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Investor Shares	20.89%	15.52%	13.86%	$36,623
Spliced Large Cap Index	21.09	15.71	14.07	37,313
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	20.99%	15.66%	14.01%	$37,106
Large-Cap Index Fund
ETF Shares Market Price	21.11	15.68	14.01	37,119
Spliced Large Cap Index	21.09	15.71	14.07	37,313
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

See Financial Highlights for dividend and capital gains information.

53

Large-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2020			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares	21.03%	15.66%	14.01%	$37,100
Spliced Large Cap Index	21.09	15.71	14.07	37,313
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Large-Cap Index Fund Institutional Shares	21.05%	15.67%	14.02%	$18,569,845
Spliced Large Cap Index	21.09	15.71	14.07	18,656,595
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price	21.11%	107.14%	271.19%
Large-Cap Index Fund ETF Shares Net Asset Value	20.99	106.98	271.06
Spliced Large Cap Index	21.09	107.46	273.13

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

54

Large-Cap Index Fund

Fund Allocation

As of December 31, 2020

Basic Materials	1.7%
Consumer Discretionary	16.9
Consumer Staples	5.6
Energy	2.1
Financials	10.1
Health Care	12.9
Industrials	13.2
Other	0.0
Real Estate	2.6
Technology	28.3
Telecommunications	3.6
Utilities	3.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

55

Large-Cap Index Fund

Financial Statements

Schedule of Investments

As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)
Basic Materials (1.7%)
	Linde plc	526,361	138,701
	Air Products & Chemicals Inc.	221,996	60,654
	Ecolab Inc.	258,049	55,831
	Newmont Corp.	806,992	48,331
	Dow Inc.	744,312	41,309
	Freeport-McMoRan Inc.	1,458,164	37,941
	Fastenal Co.	576,748	28,163
	LyondellBasell Industries NV Class A	251,269	23,031
	International Paper Co.	394,291	19,604
	Nucor Corp.	302,987	16,116
	Albemarle Corp.	106,805	15,756
	Celanese Corp. Class A	117,283	15,240
	FMC Corp.	130,379	14,984
	Eastman Chemical Co.	135,839	13,622
	Avery Dennison Corp.	83,680	12,980
^	International Flavors & Fragrances Inc.	107,288	11,677
	CF Industries Holdings Inc.	107,150	4,148
	Westlake Chemical Corp.	15,926	1,300
			559,388
Consumer Discretionary (16.8%)
*	Amazon.com Inc.	428,202	1,394,624
*	Tesla Inc.	761,403	537,299
*	Walt Disney Co.	1,814,518	328,754
	Home Depot Inc.	1,081,001	287,135
*	Netflix Inc.	443,585	239,860
	Walmart Inc.	1,422,607	205,069
	NIKE Inc. Class B	1,259,857	178,232
	Costco Wholesale Corp.	443,024	166,923
	McDonald’s Corp.	748,289	160,568
	Starbucks Corp.	1,178,811	126,109
	Lowe’s Cos. Inc.	735,753	118,096
*	Booking Holdings Inc.	41,100	91,541
	Target Corp.	502,821	88,763
	TJX Cos. Inc.	1,083,783	74,012
	Activision Blizzard Inc.	776,116	72,062
*	Uber Technologies Inc.	1,151,337	58,718
	Estee Lauder Cos. Inc. Class A	204,665	54,480
	Dollar General Corp.	250,120	52,600
	General Motors Co.	1,222,014	50,885
	Ross Stores Inc.	357,584	43,915
	Electronic Arts Inc.	291,397	41,845
*	Lululemon Athletica Inc.	119,100	41,450
*	Chipotle Mexican Grill Inc. Class A	28,101	38,968
*	Peloton Interactive Inc. Class A	243,810	36,991
	Aptiv plc	271,204	35,335
	Ford Motor Co.	3,926,248	34,512
*	Trade Desk Inc. Class A	42,120	33,738
	eBay Inc.	657,164	33,022
*	O’Reilly Automotive Inc.	72,739	32,919
	Yum! Brands Inc.	302,946	32,888
	Marriott International Inc. Class A	244,171	32,211
	Hilton Worldwide Holdings Inc.	278,463	30,982
	Southwest Airlines Co.	592,595	27,621
*	AutoZone Inc.	23,257	27,570
*	Copart Inc.	213,335	27,147
	VF Corp.	313,398	26,767
	Delta Air Lines Inc.	640,128	25,740
*	Dollar Tree Inc.	236,083	25,506
*	Take-Two Interactive Software Inc.	115,402	23,979
	DR Horton Inc.	347,552	23,953
	Best Buy Co. Inc.	234,017	23,353
	Las Vegas Sands Corp.	383,290	22,844
	Lennar Corp. Class A	280,705	21,398
	ViacomCBS Inc. Class B	541,786	20,187
	Garmin Ltd.	153,547	18,373
	Expedia Group Inc.	136,384	18,057
*	Carvana Co. Class A	70,803	16,960
	Tractor Supply Co.	116,966	16,443

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Tiffany & Co.	121,855	16,018
*	Wayfair Inc.	69,399	15,671
	Darden Restaurants Inc.	130,636	15,561
*	CarMax Inc.	164,668	15,555
*	Ulta Beauty Inc.	53,683	15,416
	Domino’s Pizza Inc.	39,512	15,151
	Genuine Parts Co.	144,750	14,537
*	NVR Inc.	3,528	14,394
	Royal Caribbean Cruises Ltd.	191,356	14,292
	Omnicom Group Inc.	215,652	13,450
	MGM Resorts International	421,314	13,276
	United Airlines Holdings Inc.	296,453	12,822
*	DraftKings Inc. Class A	275,178	12,812
	Hasbro Inc.	130,579	12,214
*	Lyft Inc. Class A	247,817	12,175
	Carnival Corp.	557,376	12,073
*	Fortune Brands Home & Security Inc.	139,633	11,969
	Whirlpool Corp.	62,870	11,347
*	Etsy Inc.	63,198	11,244
	PulteGroup Inc.	255,385	11,012
	Wynn Resorts Ltd.	97,420	10,992
	Advance Auto Parts Inc.	68,089	10,725
	Fox Corp. Class A	362,580	10,558
*	Live Nation Entertainment Inc.	141,626	10,407
	BorgWarner Inc.	245,653	9,492
*	LKQ Corp.	260,347	9,175
*	Burlington Stores Inc.	33,210	8,686
	Rollins Inc.	221,996	8,673
*	Discovery Communications Inc. Class C	305,013	7,988
*	Airbnb Inc. Class A	49,819	7,313
*	Liberty Media Corp-Liberty SiriusXM Class C	162,067	7,052
	News Corp. Class A	385,920	6,935
	Sirius XM Holdings Inc.	1,066,189	6,792
*	Chewy Inc. Class A	71,599	6,436
	Vail Resorts Inc.	20,178	5,629
	Aramark	126,951	4,885
	Lear Corp.	30,143	4,794
*	Discovery Inc. Class A	156,536	4,710
	Interpublic Group of Cos. Inc.	195,196	4,591
	American Airlines Group Inc.	277,326	4,373
*	Mohawk Industries Inc.	28,577	4,028
	Fox Corp. Class B	132,654	3,831
*	Liberty Media Corp-Liberty SiriusXM Class A	80,286	3,468
	Warner Music Group Corp. Class A	79,805	3,032
	News Corp. Class B	126,628	2,250
	Lennar Corp. Class B	9,384	574
	ViacomCBS Inc. Class A	7,235	274
	Newell Brands Inc.	38	1
			5,559,057
Consumer Staples (5.5%)
	Procter & Gamble Co.	2,489,618	346,406
	Coca-Cola Co.	3,883,644	212,979
	PepsiCo Inc.	1,387,564	205,776
	Philip Morris International Inc.	1,563,699	129,459
	CVS Health Corp.	1,314,443	89,777
	Mondelez International Inc. Class A	1,436,259	83,978
	Altria Group Inc.	1,866,346	76,520
	Colgate-Palmolive Co.	860,838	73,610
	Kimberly-Clark Corp.	341,648	46,064
	General Mills Inc.	614,103	36,109
	Sysco Corp.	485,556	36,057
	Constellation Brands Inc. Class A	161,801	35,443
*	Monster Beverage Corp.	370,944	34,305
	Walgreens Boots Alliance Inc.	738,542	29,453
	Corteva Inc.	751,269	29,089
	Archer-Daniels-Midland Co.	558,627	28,160
	McKesson Corp.	161,157	28,028
	Clorox Co.	126,496	25,542
	Brown-Forman Corp. Class B	311,132	24,713
	McCormick & Co. Inc.	249,751	23,876
	Kroger Co.	738,166	23,444
	Hershey Co.	148,091	22,559
	Church & Dwight Co. Inc.	249,310	21,747
	Kraft Heinz Co.	613,453	21,262
	Tyson Foods Inc. Class A	295,191	19,022
	Keurig Dr Pepper Inc.	565,144	18,085
	Conagra Brands Inc.	465,687	16,886
	Kellogg Co.	258,860	16,109
	AmerisourceBergen Corp. Class A	143,413	14,020
	Hormel Foods Corp.	270,717	12,618
	J M Smucker Co.	108,776	12,575
	Lamb Weston Holdings Inc.	147,042	11,578
	Campbell Soup Co.	197,067	9,528

57

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)

	Molson Coors Beverage Co. Class B	90,476	4,089
	Brown-Forman Corp. Class A	41,839	3,074
			1,821,940
Energy (2.1%)
	Exxon Mobil Corp.	4,246,142	175,026
	Chevron Corp.	1,933,197	163,259
	ConocoPhillips	1,073,159	42,916
	Phillips 66	438,365	30,659
	Schlumberger Ltd.	1,398,693	30,533
	EOG Resources Inc.	585,514	29,200
	Marathon Petroleum Corp.	652,933	27,005
	Kinder Morgan Inc.	1,931,272	26,401
	Williams Cos. Inc.	1,217,892	24,419
	Valero Energy Corp.	409,238	23,151
	Pioneer Natural Resources Co.	165,014	18,793
	ONEOK Inc.	445,924	17,115
	Occidental Petroleum Corp.	934,451	16,175
	Halliburton Co.	842,661	15,926
	Hess Corp.	277,359	14,642
*	Cheniere Energy Inc.	227,944	13,683
	Baker Hughes Co. Class A	653,730	13,630
	Concho Resources Inc.	197,018	11,496
			694,029
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	1,832,759	424,962
	JPMorgan Chase & Co.	3,060,675	388,920
	Bank of America Corp.	7,818,356	236,974
	Citigroup Inc.	2,090,743	128,915
	Wells Fargo & Co.	3,944,197	119,036
	Morgan Stanley	1,453,685	99,621
	BlackRock Inc.	137,839	99,456
	Goldman Sachs Group Inc.	345,541	91,123
	Charles Schwab Corp.	1,534,098	81,369
	S&P Global Inc.	241,656	79,440
	CME Group Inc.	360,595	65,646
	Intercontinental Exchange Inc.	563,950	65,018
	Truist Financial Corp.	1,354,077	64,901
	US Bancorp	1,361,794	63,446
	PNC Financial Services Group Inc.	425,554	63,407
	Marsh & McLennan Cos. Inc.	509,523	59,614
	Chubb Ltd.	385,420	59,324
	Progressive Corp.	588,069	58,148
	Aon plc Class A	229,697	48,528
	Moody’s Corp.	160,288	46,522
	Blackstone Group LP Class A	676,732	43,859
	Travelers Cos. Inc.	254,492	35,723
	MSCI Inc. Class A	79,096	35,319
	T. Rowe Price Group Inc.	227,325	34,415
	Bank of New York Mellon Corp.	801,030	33,996
	American International Group Inc.	865,729	32,776
	IHS Markit Ltd.	359,892	32,329
	Allstate Corp.	290,077	31,888
	MetLife Inc.	677,735	31,820
	Prudential Financial Inc.	398,067	31,077
	Aflac Inc.	670,119	29,800
	Discover Financial Services	307,707	27,857
	Willis Towers Watson plc	129,418	27,266
	First Republic Bank	174,629	25,658
	State Street Corp.	336,536	24,493
	Arthur J Gallagher & Co.	193,168	23,897
	Ameriprise Financial Inc.	118,468	23,022
	KKR & Co. Inc.	543,055	21,988
	MarketAxess Holdings Inc.	36,219	20,665
*	SVB Financial Group	52,049	20,186
	Fifth Third Bancorp	714,836	19,708
	Nasdaq Inc.	148,304	19,686
	Northern Trust Corp.	198,571	18,495
	Broadridge Financial Solutions Inc.	116,067	17,781
	Hartford Financial Services Group Inc.	359,697	17,618
	KeyCorp	979,518	16,074
	M&T Bank Corp.	122,266	15,564
	Regions Financial Corp.	963,450	15,531
	Citizens Financial Group Inc.	428,472	15,322
*	Markel Corp.	13,848	14,309
*	Arch Capital Group Ltd.	387,365	13,972
	Principal Financial Group Inc.	275,642	13,675
	Cincinnati Financial Corp.	153,448	13,407
	Ally Financial Inc.	375,593	13,394
	Huntington Bancshares Inc.	1,020,188	12,885
	FactSet Research Systems Inc.	38,216	12,707
	Annaly Capital Management Inc.	1,407,085	11,890
	Raymond James Financial Inc.	123,809	11,845
	Fidelity National Financial Inc.	279,963	10,944

58

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Loews Corp.	234,642	10,564
	Equitable Holdings Inc.	402,569	10,302
	Cboe Global Markets Inc.	108,547	10,108
	Everest Re Group Ltd.	40,105	9,388
	Globe Life Inc.	94,628	8,986
	W R Berkley Corp.	134,397	8,927
	Franklin Resources Inc.	303,975	7,596
	Interactive Brokers Group Inc.	77,482	4,720
	Lincoln National Corp.	92,111	4,634
	AGNC Investment Corp.	275,122	4,292
	Alleghany Corp.	6,693	4,040
	SEI Investments Co.	65,288	3,752
^,*	Rocket Cos. Inc. Class A	115,698	2,339
*	Berkshire Hathaway Inc. Class A	6	2,087
			3,308,946
Health Care (12.8%)
	Johnson & Johnson	2,643,223	415,990
	UnitedHealth Group Inc.	952,683	334,087
	Merck & Co. Inc.	2,540,333	207,799
	Pfizer Inc.	5,581,140	205,442
	Abbott Laboratories	1,779,564	194,844
	AbbVie Inc.	1,772,658	189,940
	Thermo Fisher Scientific Inc.	397,948	185,356
	Medtronic plc	1,351,102	158,268
	Eli Lilly and Co.	864,455	145,955
	Danaher Corp.	641,950	142,603
	Bristol-Myers Squibb Co.	2,269,214	140,759
	Amgen Inc.	584,539	134,397
*	Intuitive Surgical Inc.	118,058	96,583
	Stryker Corp.	339,609	83,218
	Anthem Inc.	249,742	80,190
	Zoetis Inc.	477,285	78,991
	Cigna Corp.	362,868	75,542
	Gilead Sciences Inc.	1,258,641	73,328
	Becton Dickinson and Co.	291,264	72,880
*	Vertex Pharmaceuticals Inc.	261,167	61,724
*	Edwards Lifesciences Corp.	625,610	57,074
	Humana Inc.	132,928	54,536
*	Illumina Inc.	146,658	54,263
*	Boston Scientific Corp.	1,438,339	51,708
*	Regeneron Pharmaceuticals Inc.	100,024	48,323
	HCA Healthcare Inc.	271,669	44,679
*	IDEXX Laboratories Inc.	85,649	42,813
	Baxter International Inc.	513,199	41,179
*	Align Technology Inc.	71,300	38,101
*	Biogen Inc.	154,457	37,820
*	Veeva Systems Inc. Class A	136,328	37,115
	Agilent Technologies Inc.	307,134	36,392
*	DexCom Inc.	96,374	35,631
*	Centene Corp.	581,978	34,936
*	IQVIA Holdings Inc.	192,618	34,511
*	Moderna Inc.	317,755	33,196
*	Alexion Pharmaceuticals Inc.	208,654	32,600
	Zimmer Biomet Holdings Inc.	208,044	32,058
	ResMed Inc.	145,421	30,911
*	Teladoc Health Inc.	130,958	26,186
	Cerner Corp.	308,109	24,180
*	Seagen Inc.	135,691	23,765
*	Viatris Inc.	1,222,841	22,916
*	Exact Sciences Corp.	159,572	21,142
	West Pharmaceutical Services Inc.	70,459	19,962
*	Laboratory Corp. of America Holdings	97,729	19,893
	Cooper Cos. Inc.	53,525	19,447
	Teleflex Inc.	46,775	19,251
*	Hologic Inc.	257,964	18,788
*	Incyte Corp.	186,739	16,243
	Quest Diagnostics Inc.	135,181	16,110
*	Varian Medical Systems Inc.	91,691	16,047
*	BioMarin Pharmaceutical Inc.	182,119	15,970
	Cardinal Health Inc.	294,269	15,761
*	Alnylam Pharmaceuticals Inc.	116,601	15,155
*	ABIOMED Inc.	45,407	14,721
*	Elanco Animal Health Inc.	473,579	14,525
	Dentsply Sirona Inc.	219,271	11,481
	Universal Health Services Inc. Class B	74,091	10,188
*	Henry Schein Inc.	143,256	9,578
*	DaVita Inc.	73,071	8,579
*	Insulet Corp.	33,043	8,447
*	PPD Inc.	122,750	4,201
*	GoodRx Holdings Inc. Class A	41,847	1,688
			4,249,966
Industrials (13.1%)
	Visa Inc. Class A	1,699,297	371,687
	Mastercard Inc. Class A	893,238	318,832
*	PayPal Holdings Inc.	1,176,452	275,525
	Accenture plc Class A	636,131	166,164
	Honeywell International Inc.	704,624	149,874
	Union Pacific Corp.	676,669	140,896
	Boeing Co.	566,872	121,345

59

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	United Parcel Service Inc. Class B	718,144	120,935
	Raytheon Technologies Corp.	1,525,066	109,057
	3M Co.	579,144	101,229
	Caterpillar Inc.	545,572	99,305
	General Electric Co.	8,796,930	95,007
	Fidelity National Information Services Inc.	623,132	88,148
	Lockheed Martin Corp.	238,796	84,768
*	Square Inc.	385,422	83,883
	Deere & Co.	283,256	76,210
	American Express Co.	606,800	73,368
	Automatic Data Processing Inc.	409,108	72,085
	CSX Corp.	768,125	69,707
*	Fiserv Inc.	572,417	65,175
	Global Payments Inc.	300,649	64,766
	FedEx Corp.	237,391	61,631
	Norfolk Southern Corp.	255,095	60,613
	Sherwin-Williams Co.	82,100	60,336
	Illinois Tool Works Inc.	286,102	58,330
	DuPont de Nemours Inc.	737,090	52,414
	Emerson Electric Co.	600,746	48,282
	Eaton Corp. plc	400,179	48,078
	Northrop Grumman Corp.	150,710	45,924
	Capital One Financial Corp.	459,503	45,422
	General Dynamics Corp.	245,054	36,469
	Parker-Hannifin Corp.	129,378	35,244
	Trane Technologies plc	241,011	34,985
	PPG Industries Inc.	237,081	34,192
	Verisk Analytics Inc. Class A	163,245	33,888
	Johnson Controls International plc	726,654	33,855
	Cummins Inc.	148,617	33,751
	Carrier Global Corp.	869,860	32,811
*	TransDigm Group Inc.	51,906	32,122
	Cintas Corp.	89,259	31,549
	Ball Corp.	328,366	30,597
	Paychex Inc.	324,968	30,281
	PACCAR Inc.	348,017	30,027
	Otis Worldwide Corp.	434,797	29,371
	Rockwell Automation Inc.	116,753	29,283
	Stanley Black & Decker Inc.	160,837	28,719
	AMETEK Inc.	231,000	27,937
*	Mettler-Toledo International Inc.	23,869	27,203
*	Keysight Technologies Inc.	185,987	24,567
	Equifax Inc.	122,055	23,537
*	FleetCor Technologies Inc.	83,696	22,835
	Fortive Corp.	321,559	22,773
	Old Dominion Freight Line Inc.	105,956	20,681
	Vulcan Materials Co.	133,049	19,733
	Synchrony Financial	557,022	19,334
	Kansas City Southern	93,959	19,180
	TransUnion	191,182	18,969
	WW Grainger Inc.	45,784	18,695
	Xylem Inc.	180,859	18,410
	Dover Corp.	144,574	18,252
	Martin Marietta Materials Inc.	62,496	17,747
*	Ingersoll Rand Inc.	377,313	17,190
*	United Rentals Inc.	72,408	16,792
*	Trimble Inc.	251,062	16,763
	Expeditors International of Washington Inc.	169,866	16,156
*	Waters Corp.	62,254	15,403
	Masco Corp.	262,525	14,421
	Jacobs Engineering Group Inc.	130,072	14,173
*	Crown Holdings Inc.	135,267	13,554
	Wabtec Corp.	181,475	13,284
	Packaging Corp. of America	95,160	13,124
	CH Robinson Worldwide Inc.	136,396	12,804
	JB Hunt Transport Services Inc.	84,805	11,589
	Westrock Co.	263,468	11,469
	Textron Inc.	229,639	11,098
*	Zebra Technologies Corp.	26,758	10,284
	Snap-on Inc.	54,356	9,302
	Western Union Co.	412,396	9,048
	HEICO Corp. Class A	74,745	8,750
	Cognex Corp.	83,184	6,678
	Jack Henry & Associates Inc.	38,280	6,201
	HEICO Corp.	41,960	5,556
*	XPO Logistics Inc.	45,851	5,465
	Hubbell Inc. Class B	27,231	4,270
^,*	Nikola Corp.	86,729	1,323
			4,330,690
Other (0.0%)[1]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	3,568	—

Real Estate (2.6%)
	American Tower Corp.	446,166	100,146
	Prologis Inc.	741,876	73,935
	Crown Castle International Corp.	433,197	68,961
	Equinix Inc.	89,501	63,920
	Digital Realty Trust Inc.	281,486	39,270
*	CoStar Group Inc.	39,585	36,588

60

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Public Storage	149,310	34,480
	SBA Communications Corp. Class A	111,545	31,470
	Simon Property Group Inc.	326,362	27,832
	Welltower Inc.	418,797	27,063
	Weyerhaeuser Co.	749,135	25,118
	Alexandria Real Estate Equities Inc.	135,491	24,147
	AvalonBay Communities Inc.	140,129	22,481
	Equity Residential	373,566	22,145
	Realty Income Corp.	352,225	21,898
*	CBRE Group Inc. Class A	319,923	20,066
*	Zillow Group Inc. Class C	151,739	19,696
	Ventas Inc.	375,756	18,427
	Invitation Homes Inc.	563,945	16,749
	Sun Communities Inc.	107,935	16,401
	Healthpeak Properties Inc.	540,029	16,325
	Essex Property Trust Inc.	65,445	15,538
	Extra Space Storage Inc.	129,679	15,025
	Duke Realty Corp.	373,340	14,922
	Mid-America Apartment Communities Inc.	114,758	14,539
	Boston Properties Inc.	140,580	13,289
	WP Carey Inc.	175,920	12,416
	UDR Inc.	295,440	11,354
	Camden Property Trust	97,750	9,767
	Iron Mountain Inc.	288,983	8,519
*	Zillow Group Inc. Class A	40,907	5,561
	Host Hotels & Resorts Inc.	353,827	5,176
	VEREIT Inc.	109,391	4,134
	Regency Centers Corp.	85,010	3,876
			861,234
Technology (28.2%)
	Apple Inc.	15,363,650	2,038,603
	Microsoft Corp.	7,591,085	1,688,409
*	Facebook Inc. Class A	2,413,771	659,346
*	Alphabet Inc. Class A	299,425	524,784
*	Alphabet Inc. Class C	283,968	497,478
	NVIDIA Corp.	590,444	308,330
*	Adobe Inc.	481,653	240,884
	Intel Corp.	4,114,673	204,993
*	salesforce.com Inc.	868,029	193,162
	Broadcom Inc.	406,132	177,825
	QUALCOMM Inc.	1,135,601	172,997
	Texas Instruments Inc.	921,586	151,260
	Oracle Corp.	1,813,950	117,344
	International Business Machines Corp.	894,778	112,635
*	Advanced Micro Devices Inc.	1,207,692	110,757
*	ServiceNow Inc.	195,890	107,824
	Intuit Inc.	250,658	95,212
*	Micron Technology Inc.	1,117,949	84,047
	Applied Materials Inc.	917,146	79,150
	Lam Research Corp.	144,597	68,289
*	Autodesk Inc.	220,166	67,225
*	Zoom Video Communications Inc. Class A	185,799	62,674
*	Snap Inc.	1,115,942	55,875
	Analog Devices Inc.	371,156	54,831
*	Twilio Inc. Class A	140,884	47,689
	Roper Technologies Inc.	105,348	45,414
	Cognizant Technology Solutions Corp. Class A	536,663	43,980
*	Workday Inc. Class A	180,788	43,319
*	Twitter Inc.	798,889	43,260
	TE Connectivity Ltd.	332,218	40,222
	KLA Corp.	155,030	40,139
*	Synopsys Inc.	152,405	39,509
*	DocuSign Inc. Class A	176,716	39,284
	Amphenol Corp. Class A	300,226	39,261
*	Match Group Inc.	253,603	38,342
*	Cadence Design Systems Inc.	279,863	38,182
*	Crowdstrike Holdings Inc. Class A	176,005	37,281
	Microchip Technology Inc.	261,325	36,092
	Xilinx Inc.	246,206	34,905
	HP Inc.	1,378,606	33,900
*	Pinterest Inc. Class A	512,703	33,787
*	Palo Alto Networks Inc.	90,865	32,293
	Marvell Technology Group Ltd.	672,637	31,977
*	ANSYS Inc.	86,213	31,364
*	Okta Inc.	120,396	30,612
*	RingCentral Inc. Class A	79,634	30,179
	Corning Inc.	766,895	27,608
*	Splunk Inc.	160,996	27,352
	Skyworks Solutions Inc.	166,636	25,475
	Maxim Integrated Products Inc.	268,514	23,804
*	Coupa Software Inc.	69,168	23,442
*	Paycom Software Inc.	49,928	22,580
*	VeriSign Inc.	97,371	21,071
*	Fortinet Inc.	138,471	20,567
*	Slack Technologies Inc. Class A	460,629	19,457
*	EPAM Systems Inc.	53,364	19,123
*	Qorvo Inc.	114,435	19,027
	CDW Corp.	143,438	18,904
*	Dell Technologies Inc.	248,468	18,210
*	Tyler Technologies Inc.	40,432	17,649
*	Datadog Inc. Class A	177,474	17,471
*	Akamai Technologies Inc.	163,463	17,162

61

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Citrix Systems Inc.	123,576	16,077
	Western Digital Corp.	290,087	16,068
	SS&C Technologies Holdings Inc.	218,278	15,880
*	Arista Networks Inc.	53,130	15,438
	Hewlett Packard Enterprise Co.	1,290,825	15,296
*	Zscaler Inc.	74,045	14,788
	NetApp Inc.	222,765	14,756
*	IAC/InterActiveCorp	75,808	14,354
*	GoDaddy Inc. Class A	168,765	13,999
*	Gartner Inc.	85,105	13,633
	Seagate Technology plc	219,123	13,621
*	Black Knight Inc.	149,759	13,231
	NortonLifeLock Inc.	564,823	11,737
^,*	VMware Inc. Class A	79,626	11,168
	Teradyne Inc.	83,253	9,981
*	HubSpot Inc.	21,854	8,664
*	IPG Photonics Corp.	34,864	7,802
*	Cloudflare Inc. Class A	99,697	7,576
	Leidos Holdings Inc.	71,433	7,509
*	Snowflake Inc. Class A	26,391	7,426
*	Dropbox Inc. Class A	301,045	6,680
*	F5 Networks Inc.	30,980	5,451
^,*	Palantir Technologies Inc. Class A	221,560	5,218
^,*	DoorDash Inc. Class A	28,868	4,121
*	ZoomInfo Technologies Inc. Class A	77,820	3,753
*	Unity Software Inc.	817	125
			9,318,179
Telecommunications (3.6%)
	Verizon Communications Inc.	4,154,859	244,098
	Comcast Corp. Class A	4,584,794	240,243
	AT&T Inc.	7,155,412	205,790
	Cisco Systems Inc.	3,818,345	170,871
*	Charter Communications Inc. Class A	140,523	92,963
*	T-Mobile US Inc.	561,001	75,651
	L3Harris Technologies Inc.	211,066	39,896
*	Roku Inc.	109,407	36,325
	Motorola Solutions Inc.	170,122	28,931
*	Liberty Broadband Corp.	160,486	25,416
	CenturyLink Inc.	1,100,385	10,729
^,*	Altice USA Inc. Class A	266,473	10,091
*	DISH Network Corp. Class A	245,308	7,933
*	Liberty Broadband Corp. Class A	26,207	4,130
	Juniper Networks Inc.	164,934	3,713
			1,196,780
Utilities (3.0%)
	NextEra Energy Inc.	1,967,165	151,767
	Duke Energy Corp.	739,236	67,684
	Southern Co.	1,060,884	65,170
	Dominion Energy Inc.	819,356	61,616
	Waste Management Inc.	424,581	50,071
	American Electric Power Co. Inc.	498,708	41,527
	Exelon Corp.	978,468	41,311
	Sempra Energy	290,602	37,026
	Xcel Energy Inc.	527,575	35,173
	Eversource Energy	344,138	29,771
	Public Service Enterprise Group Inc.	507,686	29,598
	WEC Energy Group Inc.	316,599	29,137
	American Water Works Co. Inc.	181,902	27,916
	Waste Connections Inc.	263,915	27,070
	Consolidated Edison Inc.	343,349	24,814
	Edison International	379,831	23,861
	DTE Energy Co.	192,806	23,409
	PPL Corp.	771,206	21,748
	Entergy Corp.	200,932	20,061
	Republic Services Inc. Class A	208,017	20,032
	Ameren Corp.	247,615	19,329
*	PG&E Corp.	1,493,701	18,611
	CMS Energy Corp.	287,332	17,530
	FirstEnergy Corp.	544,483	16,667
	AES Corp.	667,575	15,688
	Alliant Energy Corp.	250,709	12,919
	Evergy Inc.	227,433	12,625
	CenterPoint Energy Inc.	546,587	11,828
	Vistra Corp.	490,929	9,652
	NiSource Inc.	384,265	8,815
	NRG Energy Inc.	122,429	4,597
	Pinnacle West Capital Corp.	56,848	4,545
	Avangrid Inc.	61,987	2,817
			984,385
Total Common Stocks (Cost $17,814,286)			32,884,594

62

Large-Cap Index Fund
		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity
Fund, 0.111%	1,871,526	187,153

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Cash
Management Bill,
0.097%, 1/5/21	4,945	4,945
Total Temporary Cash Investments
(Cost $192,091)		192,098
Total Investments (100.0%)
(Cost $18,006,377)		33,076,692
Other Assets and Liabilities—
Net (0.0%)		(12,613)
Net Assets (100%)		33,064,079

Cost is in $000.

•	See Note A in Notes to Financial Statements.

^	Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $29,255,000.

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $30,732,000 was received for securities on loan, of which $29,882,000 is held in Vanguard Market Liquidity Fund and $850,000 is held in cash.

4	Securities with a value of $4,945,000 have been segregated as initial margin for open futures contracts.

63

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	991	185,753	4,069

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,819,231)	32,889,539
Affiliated Issuers (Cost $187,146)	187,153
Total Investments in Securities	33,076,692
Investment in Vanguard	1,242
Cash	2,888
Cash Collateral Pledged—Futures Contracts	3,669
Receivables for Accrued Income	23,479
Receivables for Capital Shares Issued	11,271
Variation Margin Receivable—Futures Contracts	1,182
Total Assets	33,120,423
Liabilities
Payables for Investment Securities Purchased	12,803
Collateral for Securities on Loan	30,732
Payables for Capital Shares Redeemed	12,048
Payables to Vanguard	761
Total Liabilities	56,344
Net Assets	33,064,079

65

Large-Cap Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	18,492,074
Total Distributable Earnings (Loss)	14,572,005
Net Assets	33,064,079

Investor Shares—Net Assets
Applicable to 518,375 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,806
Net Asset Value Per Share—Investor Shares	$71.00

ETF Shares—Net Assets
Applicable to 122,525,176 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,539,995
Net Asset Value Per Share—ETF Shares	$175.80

Admiral Shares—Net Assets
Applicable to 105,171,271 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,337,816
Net Asset Value Per Share—Admiral Shares	$88.79

Institutional Shares—Net Assets
Applicable to 5,882,027 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,149,462
Net Asset Value Per Share—Institutional Shares	$365.43

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Dividends	486,020
Interest[1]	550
Securities Lending—Net	866
Total Income	487,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,209
Management and Administrative—Investor Shares	45
Management and Administrative—ETF Shares	4,623
Management and Administrative—Admiral Shares	2,709
Management and Administrative—Institutional Shares	492
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	608
Marketing and Distribution—Admiral Shares	428
Marketing and Distribution—Institutional Shares	46
Custodian Fees	347
Auditing Fees	35
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	173
Shareholders’ Reports—Admiral Shares	40
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	15
Total Expenses	11,776
Net Investment Income	475,660
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	720,638
Futures Contracts	15,652
Realized Net Gain (Loss)	736,290
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,715,842
Futures Contracts	3,273
Change in Unrealized Appreciation (Depreciation)	4,719,115
Net Increase (Decrease) in Net Assets Resulting from Operations	5,931,065

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $519,000, ($71,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $981,790,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	475,660	436,058
Realized Net Gain (Loss)	736,290	220,693
Change in Unrealized Appreciation (Depreciation)	4,719,115	5,398,566
Net Increase (Decrease) in Net Assets Resulting from Operations	5,931,065	6,055,317
Distributions[1]
Investor Shares	(488)	(3,560)
ETF Shares	(309,168)	(289,437)
Admiral Shares	(134,821)	(130,645)
Institutional Shares	(30,593)	(29,927)
Total Distributions	(475,070)	(453,569)
Capital Share Transactions
Investor Shares	679	(381,120)
ETF Shares	1,675,512	337,811
Admiral Shares	247,258	645,919
Institutional Shares	42,631	251,993
Net Increase (Decrease) from Capital Share Transactions	1,966,080	854,603
Total Increase (Decrease)	7,422,075	6,456,351
Net Assets
Beginning of Period	25,642,004	19,185,653
End of Period	33,064,079	25,642,004

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$59.72	$46.36	$49.48	$41.31	$37.78
Investment Operations
Net Investment Income	.969[1]	.918[1]	.966[1]	.819[1]	.768
Net Realized and Unrealized Gain (Loss)
on Investments	11.268	13.466	(3.184)	8.161	3.533
Total from Investment Operations	12.237	14.384	(2.218)	8.980	4.301
Distributions
Dividends from Net Investment Income	(.957)	(1.024)	(.902)	(.810)	(.771)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.957)	(1.024)	(.902)	(.810)	(.771)
Net Asset Value, End of Period	$71.00	$59.72	$46.36	$49.48	$41.31

Total Return[2]	20.89%	31.23%	-4.59%	21.89%	11.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$30	$344	$387	$400
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.75%	1.91%	1.81%	2.02%
Portfolio Turnover Rate[3]	3%	5%	4%	3%	5%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$147.88	$114.77	$122.49	$102.27	$93.52
Investment Operations
Net Investment Income	2.594[1]	2.581[1]	2.572[1]	2.168[1]	2.018
Net Realized and Unrealized Gain (Loss)
on Investments	27.890	33.204	(7.896)	20.196	8.754
Total from Investment Operations	30.484	35.785	(5.324)	22.364	10.772
Distributions
Dividends from Net Investment Income	(2.564)	(2.675)	(2.396)	(2.144)	(2.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.564)	(2.675)	(2.396)	(2.144)	(2.022)
Net Asset Value, End of Period	$175.80	$147.88	$114.77	$122.49	$102.27

Total Return	20.99%	31.39%	-4.44%	22.03%	11.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,540	$16,270	$12,358	$11,613	$8,468
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.93%	2.04%	1.93%	2.14%
Portfolio Turnover Rate[2]	3%	5%	4%	3%	5%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$74.69	$57.96	$61.86	$51.65	$47.23
Investment Operations
Net Investment Income	1.303[1]	1.299[1]	1.288[1]	1.094[1]	1.019
Net Realized and Unrealized Gain (Loss)
on Investments	14.084	16.774	(3.983)	10.197	4.422
Total from Investment Operations	15.387	18.073	(2.695)	11.291	5.441
Distributions
Dividends from Net Investment Income	(1.287)	(1.343)	(1.205)	(1.081)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.287)	(1.343)	(1.205)	(1.081)	(1.021)
Net Asset Value, End of Period	$88.79	$74.69	$57.96	$61.86	$51.65

Total Return[2]	21.03%	31.39%	-4.47%	22.03%	11.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,338	$7,546	$5,306	$5,375	$4,130
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.92%	2.03%	1.93%	2.14%
Portfolio Turnover Rate[3]	3%	5%	4%	3%	5%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$307.39	$238.57	$254.60	$212.59	$194.40
Investment Operations
Net Investment Income	5.389[1]	5.363[1]	5.345[1]	4.529[1]	4.215
Net Realized and Unrealized Gain (Loss)
on Investments	57.981	69.016	(16.390)	41.958	18.199
Total from Investment Operations	63.370	74.379	(11.045)	46.487	22.414
Distributions
Dividends from Net Investment Income	(5.330)	(5.559)	(4.985)	(4.477)	(4.224)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.330)	(5.559)	(4.985)	(4.477)	(4.224)
Net Asset Value, End of Period	$365.43	$307.39	$238.57	$254.60	$212.59

Total Return	21.05%	31.39%	-4.46%	22.03%	11.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,149	$1,796	$1,178	$1,212	$932
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.92%	2.04%	1.94%	2.15%
Portfolio Turnover Rate[2]	3%	5%	4%	3%	5%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

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Large-Cap Index Fund

During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered

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Large-Cap Index Fund

Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,242,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Large-Cap Index Fund

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	32,884,594	—	—	32,884,594
Temporary Cash Investments	187,153	4,945	—	192,098
Total	33,071,747	4,945	—	33,076,692
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,182	—	—	1,182

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	981,810
Total Distributable Earnings (Loss)	(981,810)

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Large-Cap Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,964
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(502,274)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	15,070,315

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	475,070	453,569
Long-Term Capital Gains	—	—
Total	475,070	453,569

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	18,006,377
Gross Unrealized Appreciation	15,881,392
Gross Unrealized Depreciation	(811,077)
Net Unrealized Appreciation (Depreciation)	15,070,315

E. During the year ended December 31, 2020, the fund purchased $4,189,579,000 of investment securities and sold $2,297,616,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,490,296,000 and $1,403,800,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $156,246,000 and $252,390,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	12,683	220	97,448	1,763
Issued in Lieu of Cash Distributions	488	9	3,421	65
Redeemed[1]	(12,492)	(213)	(481,989)	(8,744)
Net Increase (Decrease)—Investor Shares	679	16	(381,120)	(6,916)
ETF Shares
Issued	2,981,881	21,401	944,327	7,026
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,306,369)	(8,900)	(606,516)	(4,675)
Net Increase (Decrease)—ETF Shares	1,675,512	12,501	337,811	2,351
Admiral Shares
Issued[1]	2,270,102	32,290	1,683,583	24,952
Issued in Lieu of Cash Distributions	109,775	1,534	106,957	1,548
Redeemed	(2,132,619)	(29,688)	(1,144,621)	(17,009)
Net Increase (Decrease)—Admiral Shares	247,258	4,136	645,919	9,491
Institutional Shares
Issued	602,657	1,940	498,518	1,804
Issued in Lieu of Cash Distributions	26,683	91	26,424	93
Redeemed	(586,709)	(1,991)	(272,949)	(992)
Net Increase (Decrease)—Institutional Shares	42,631	40	251,993	905

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 6,632,000 and 5,304,000 shares, respectively, in the amount of $365,488,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

78

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

79

Special 2020 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	904,558
Value Index Fund	2,391,139
Large-Cap Index Fund	464,999

The funds distributed qualified business income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	57,022
Value Index Fund	—
Large-Cap Index Fund	10,071

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	90.2%
Value Index Fund	95.9
Large-Cap Index Fund	94.7

80

The CRSP US Large Cap Index, CRSP US Large Cap Growth Index, and CRSP US Large Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Large-Cap Index, Growth Index, and Value Index Funds are not sponsored, endorsed, sold or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Large-Cap Index, Growth Index, and Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Large-Cap Index, Growth Index, and Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed and calculated without regard to Vanguard or Vanguard Large-Cap Index, Growth Index, and Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Large-Cap Index, Growth Index, and Value Index Funds into consideration in determining, composing or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices, and amount of Vanguard Large-Cap Index, Growth Index, and Value Index Funds or the timing of the issuance or sale of Vanguard Large-Cap Index, Growth Index, and Value Index Funds or in the determination or calculation of the equation by which Vanguard Large-Cap Index, Growth Index, and Value Index Funds are to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Large-Cap Index, Growth Index, and Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD LARGE-CAP INDEX, GROWTH INDEX, AND VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

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John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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© 2021 The Vanguard Group, Inc.

All rights reserved.

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7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q03070 022021

Annual Report  |  December 31, 2020
Vanguard Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, Vanguard Total Stock Market Index Fund returned about 21% for each of its share classes.
•	The period was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and initial distribution of vaccines, and the easing of some restrictions soon lifted investor sentiment, and stock markets hit highs in December. After an initial period of high volatility and low liquidity in the bond markets, yields fell and prices rose amid unprecedented actions taken by governments and central banks to blunt the virus’s economic impact.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	The technology and consumer discretionary sectors provided the largest contributions to the fund’s performance. Financials and energy were the biggest detractors.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,251.70	$0.79
ETF Shares	1,000.00	1,252.20	0.17
AdmiralTM Shares	1,000.00	1,252.40	0.23
Institutional Shares	1,000.00	1,252.30	0.17
Institutional Plus Shares	1,000.00	1,252.50	0.11
Institutional Select Shares	1,000.00	1,252.50	0.06
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.43	$0.71
ETF Shares	1,000.00	1,024.99	0.15
Admiral Shares	1,000.00	1,024.94	0.20
Institutional Shares	1,000.00	1,024.99	0.15
Institutional Plus Shares	1,000.00	1,025.04	0.10
Institutional Select Shares	1,000.00	1,025.09	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Investor Shares	20.87%	15.30%	13.66%	$35,969
Spliced Total Stock Market Index	20.99	15.44	13.80	36,412
Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund ETF Shares Net Asset Value	20.95%	15.43%	13.78%	$36,367
Total Stock Market Index Fund ETF Shares Market Price	21.05	15.44	13.78	36,372
Spliced Total Stock Market Index	20.99	15.44	13.80	36,412

See Financial Highlights for dividend and capital gains information.
4

Total Stock Market Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Admiral Shares	20.99%	15.42%	13.78%	$36,364
Spliced Total Stock Market Index	20.99	15.44	13.80	36,412

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Stock Market Index Fund Institutional Shares	21.00%	15.43%	13.79%	$18,196,249
Spliced Total Stock Market Index	20.99	15.44	13.80	18,205,817

	One Year	Five Years	Since Inception (4/28/2015)	Final Value of a $100,000,000 Investment
Total Stock Market Index Fund Institutional Plus Shares	21.02%	15.45%	12.82%	$198,364,370
CRSP US Total Market Index	20.99	15.44	12.81	198,245,590
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (6/27/2016)	Final Value of a $5,000,000,000 Investment
Total Stock Market Index Fund Institutional Select Shares	21.03%	17.63%	$10,399,307,500
CRSP US Total Market Index	20.99	17.60	10,390,827,000
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
5

Total Stock Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Total Stock Market Index Fund ETF Shares Market Price	21.05%	105.05%	263.72%
Total Stock Market Index Fund ETF Shares Net Asset Value	20.95	104.90	263.67
Spliced Total Stock Market Index	20.99	105.00	264.12
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
6

Total Stock Market Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	2.0%
Consumer Discretionary	16.6
Consumer Staples	5.2
Energy	2.3
Financials	10.6
Health Care	13.6
Industrials	13.8
Other	0.0
Real Estate	3.4
Technology	26.2
Telecommunications	3.3
Utilities	3.0
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
7

Total Stock Market Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*,1,2			20,970,407	1.94%
Consumer Discretionary
	Amazon.com Inc.*	12,021,587	39,153,467	3.62%
	Tesla Inc.*	21,373,005	15,082,288	1.40%
	Walt Disney Co.*	50,934,403	9,228,295	0.85%
	Home Depot Inc.	30,337,348	8,058,206	0.75%
	Netflix Inc.*	12,456,771	6,735,750	0.62%
	Walmart Inc.	39,940,405	5,757,409	0.53%
	NIKE Inc. Class B	35,313,135	4,995,749	0.46%
	Costco Wholesale Corp.	12,440,675	4,687,398	0.43%
	McDonald's Corp.	21,003,423	4,506,915	0.42%
†	Consumer Discretionary—Other*,1		80,653,492	7.47%
			178,858,969	16.55%
Consumer Staples
	Procter & Gamble Co.	69,888,389	9,724,270	0.90%
	Coca-Cola Co.	109,040,409	5,979,776	0.55%
	PepsiCo Inc.	38,971,974	5,779,544	0.54%
	Lifevantage Corp.*,3	915,829	8,536	0.00%
†	Consumer Staples —Other*,1		34,372,269	3.18%
			55,864,395	5.17%
Energy
	Exxon Mobil Corp.	119,134,661	4,910,731	0.46%
	Chevron Corp.	54,244,455	4,580,944	0.43%
†	Energy—Other*,1		15,191,376	1.39%
			24,683,051	2.28%
Financials
	Berkshire Hathaway Inc. Class B*	50,126,473	11,622,825	1.08%
	JPMorgan Chase & Co.	85,921,780	10,918,081	1.01%
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Bank of America Corp.	219,465,477	6,651,999	0.62%
	Berkshire Hathaway Inc. Class A*	1,051	365,554	0.03%
†	Financials—Other*,1,2		84,115,014	7.78%
			113,673,473	10.52%
Health Care
	Johnson & Johnson	74,205,534	11,678,467	1.08%
	UnitedHealth Group Inc.	26,742,136	9,377,932	0.87%
	Merck & Co. Inc.	71,326,645	5,834,520	0.54%
	Pfizer Inc.	156,686,034	5,767,613	0.54%
	Abbott Laboratories	49,962,922	5,470,440	0.51%
	AbbVie Inc.	49,771,582	5,333,025	0.49%
	Thermo Fisher Scientific Inc.	11,173,053	5,204,185	0.48%
	Medtronic plc	37,922,340	4,442,223	0.41%
	Eli Lilly & Co.	24,271,804	4,098,051	0.38%
	Danaher Corp.	18,025,035	4,004,081	0.37%
	Bristol-Myers Squibb Co.	63,734,382	3,953,444	0.37%
	Avenue Therapeutics Inc.*,1,3	838,827	4,991	0.00%
	Dare Bioscience Inc.*,3	2,700,357	3,618	0.00%
	180 Life Sciences Corp.*,1,3	1,069,400	2,919	0.00%
†	Health Care—Other*,1,2		80,832,125	7.47%
			146,007,634	13.51%
Industrials
	Visa Inc. Class A	47,475,346	10,384,282	0.96%
	Mastercard Inc. Class A	25,072,939	8,949,535	0.83%
	PayPal Holdings Inc.*	33,030,291	7,735,694	0.72%
	Accenture plc Class A	17,857,580	4,664,578	0.43%
	Honeywell International Inc.	19,773,638	4,205,853	0.39%
	Union Pacific Corp.	18,997,450	3,955,649	0.37%
	Research Solutions Inc.*,3	1,731,900	4,035	0.00%
	Perma-Pipe International Holdings Inc.*,3	471,899	2,860	0.00%
†	Industrials—Other*,1,2,4		108,794,387	10.06%
			148,696,873	13.76%
†Other*,1,2,5			4,741	0.00%
†Real Estate*,1			36,303,445	3.36%
Technology
	Apple Inc.	431,284,490	57,227,139	5.30%
	Microsoft Corp.	213,105,312	47,398,884	4.39%
	Facebook Inc. Class A*	67,764,638	18,510,589	1.71%
	Alphabet Inc. Class A*	8,507,525	14,910,629	1.38%
	Alphabet Inc. Class C*	7,871,113	13,789,245	1.28%
	NVIDIA Corp.	16,577,597	8,656,821	0.80%
	Adobe Inc.*	13,529,688	6,766,468	0.63%
	Intel Corp.	115,513,847	5,754,900	0.53%
	salesforce.com Inc.*	24,356,433	5,420,037	0.50%
	Broadcom Inc.	11,392,214	4,988,081	0.46%
	QUALCOMM Inc.	31,883,663	4,857,157	0.45%
	Texas Instruments Inc.	25,880,263	4,247,728	0.39%
†	Technology—Other*,1		89,642,201	8.29%
			282,169,879	26.11%
Telecommunications
	Verizon Communications Inc.	116,643,057	6,852,780	0.63%
9

Total Stock Market Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
	Comcast Corp. Class A		128,700,934	6,743,929	0.62%
	AT&T Inc.		200,815,347	5,775,449	0.54%
	Cisco Systems Inc.		107,188,852	4,796,701	0.44%
†	Telecommunications—Other*,1,2			11,852,194	1.10%
				36,021,053	3.33%
Utilities
	NextEra Energy Inc.		55,222,816	4,260,440	0.39%
†	Utilities—Other*,1			27,693,047	2.57%
				31,953,487	2.96%
Total Common Stocks (Cost $518,935,880)				1,075,207,407	99.49%
†Preferred Stocks (Cost $36)				44	0.00%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[6,7]	0.111%	86,992,558	8,699,256	0.81%
†U.S. Government and Agency Obligations[8]				374,989	0.03%
Total Temporary Cash Investments (Cost $9,073,467)				9,074,245	0.84%
Total Investments (Cost $528,009,383)				1,084,281,696	100.33%
Other Assets and Liabilities—Net				(3,569,396)	(0.33%)
Net Assets				1,080,712,300	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,870,567,000.
2	Certain securities are valued using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $70,112,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,200,627,000 was received for securities on loan, of which $4,167,191,000 is held in Vanguard Market Liquidity Fund and $33,436,000 is held in cash.
8	Securities with a value of $161,996,000 have been segregated as initial margin for open futures contracts.
10

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	1,914	188,989	6,156
E-mini S&P 500 Index	March 2021	25,703	4,817,770	99,733
E-mini S&P Mid-Cap 400 Index	March 2021	240	55,284	1,603
				107,492

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	5,440	(0.153)	321	—
Bandwidth Inc. Class A	9/2/21	BOANA	31,874	(0.153)	381	—
Consolidated Edison Inc.	9/2/21	BOANA	106,750	(0.153)	—	(5,609)
International Flavors & Fragrances Inc.	2/2/21	GSI	22,186	(0.153)	—	(415)
Raymond James Financial Inc.	9/2/21	BOANA	31,833	(0.153)	1,638	—
RingCentral Inc. Class A	9/2/21	BOANA	40,604	(0.153)	2,967	—
State Street Corp.	9/2/22	BOANA	35,600	(0.158)	784	—
State Street Corp.	9/2/22	BOANA	35,373	(0.152)	1,013	—
State Street Corp.	9/2/22	BOANA	42,396	(0.144)	1,268	—
Visa Inc. Class A	9/2/21	BOANA	47,329	(0.153)	1,885	—
Vistra Corp.	9/2/21	BOANA	19,988	(0.153)	1,043	—
Williams Cos. Inc.	9/2/21	BOANA	125,880	(0.153)	—	(5,612)
					11,300	(11,636)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $2,384,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $519,279,409)	1,075,555,481
Affiliated Issuers (Cost $8,729,974)	8,726,215
Total Investments in Securities	1,084,281,696
Investment in Vanguard	40,719
Cash	173,936
Cash Collateral Pledged—Futures Contracts	151,932
Receivables for Investment Securities Sold	18,400
Receivables for Accrued Income	803,487
Receivables for Capital Shares Issued	1,123,176
Variation Margin Receivable—Futures Contracts	33,434
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,300
Total Assets	1,086,638,080
Liabilities
Payables for Investment Securities Purchased	115,347
Collateral for Securities on Loan	4,200,627
Payables for Capital Shares Redeemed	1,571,670
Payables for Distributions	42
Payables to Vanguard	26,458
Unrealized Depreciation—Over-the-Counter Swap Contracts	11,636
Total Liabilities	5,925,780
Net Assets	1,080,712,300
12

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	541,009,897
Total Distributable Earnings (Loss)	539,702,403
Net Assets	1,080,712,300

Investor Shares—Net Assets
Applicable to 1,624,383,109 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	153,845,190
Net Asset Value Per Share—Investor Shares	$94.71

ETF Shares—Net Assets
Applicable to 1,038,342,303 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	202,074,521
Net Asset Value Per Share—ETF Shares	$194.61

Admiral Shares—Net Assets
Applicable to 2,888,258,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	273,621,545
Net Asset Value Per Share—Admiral Shares	$94.74

Institutional Shares—Net Assets
Applicable to 1,905,902,342 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	180,586,279
Net Asset Value Per Share—Institutional Shares	$94.75

Institutional Plus Shares—Net Assets
Applicable to 1,273,511,762 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	226,288,397
Net Asset Value Per Share—Institutional Plus Shares	$177.69

Institutional Select Shares—Net Assets
Applicable to 237,582,538 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,296,368
Net Asset Value Per Share—Institutional Select Shares	$186.45
See accompanying Notes, which are an integral part of the Financial Statements.
13

Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	15,761,229
Dividends—Affiliated Issuers	4,706
Interest—Unaffiliated Issuers	7,137
Interest—Affiliated Issuers	19,398
Securities Lending—Net	170,440
Total Income	15,962,910
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16,106
Management and Administrative—Investor Shares	176,352
Management and Administrative—ETF Shares	36,429
Management and Administrative—Admiral Shares	81,422
Management and Administrative—Institutional Shares	37,765
Management and Administrative—Institutional Plus Shares	32,111
Management and Administrative—Institutional Select Shares	2,230
Marketing and Distribution—Investor Shares	10,789
Marketing and Distribution—ETF Shares	5,135
Marketing and Distribution—Admiral Shares	9,901
Marketing and Distribution—Institutional Shares	3,576
Marketing and Distribution—Institutional Plus Shares	2,061
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	2,310
Auditing Fees	397
Shareholders’ Reports—Investor Shares	1,620
Shareholders’ Reports—ETF Shares	943
Shareholders’ Reports—Admiral Shares	744
Shareholders’ Reports—Institutional Shares	1,731
Shareholders’ Reports—Institutional Plus Shares	47
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	513
Total Expenses	422,183
Net Investment Income	15,540,727
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	2,975,686
Investment Securities Sold—Affiliated Issuers	(36,300)
Futures Contracts	362,642
14

Total Stock Market Index Fund
Statement of Operations (continued)
Year Ended December 31, 2020
($000)
Swap Contracts	(43,248)
Realized Net Gain (Loss)	3,258,780
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	169,931,645
Investment Securities—Affiliated Issuers	86,640
Futures Contracts	79,438
Swap Contracts	(10,005)
Change in Unrealized Appreciation (Depreciation)	170,087,718
Net Increase (Decrease) in Net Assets Resulting from Operations	188,887,225
1	Includes $14,120,527,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,540,727	14,979,936
Realized Net Gain (Loss)	3,258,780	3,830,856
Change in Unrealized Appreciation (Depreciation)	170,087,718	191,293,521
Net Increase (Decrease) in Net Assets Resulting from Operations	188,887,225	210,104,313
Distributions[1]
Investor Shares	(2,178,405)	(2,441,205)
ETF Shares	(2,643,535)	(2,314,799)
Admiral Shares	(4,040,472)	(4,371,014)
Institutional Shares	(2,632,899)	(2,694,343)
Institutional Plus Shares	(3,283,515)	(3,268,140)
Institutional Select Shares	(503,956)	(467,850)
Total Distributions	(15,282,782)	(15,557,351)
Capital Share Transactions
Investor Shares	(11,200,923)	(14,863,283)
ETF Shares	32,847,249	15,039,487
Admiral Shares	(23,050,842)	13,652,300
Institutional Shares	(1,802,186)	4,263,716
Institutional Plus Shares	1,241,423	12,427,894
Institutional Select Shares	11,449,267	361,129
Net Increase (Decrease) from Capital Share Transactions	9,483,988	30,881,243
Total Increase (Decrease)	183,088,431	225,428,205
Net Assets
Beginning of Period	897,623,869	672,195,664
End of Period	1,080,712,300	897,623,869
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.66	$62.08	$66.70	$56.06	$50.78
Investment Operations
Net Investment Income	1.284[1]	1.279[1]	1.275[1]	1.086[1]	1.022
Net Realized and Unrealized Gain (Loss) on Investments	15.026	17.634	(4.703)	10.630	5.282
Total from Investment Operations	16.310	18.913	(3.428)	11.716	6.304
Distributions
Dividends from Net Investment Income	(1.260)	(1.333)	(1.192)	(1.076)	(1.024)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.260)	(1.333)	(1.192)	(1.076)	(1.024)
Net Asset Value, End of Period	$94.71	$79.66	$62.08	$66.70	$56.06
Total Return[2]	20.87%	30.65%	-5.26%	21.05%	12.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$153,845	$139,686	$121,266	$126,766	$103,932
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.78%	1.86%	1.77%	1.98%
Portfolio Turnover Rate[3]	8%	4%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$163.70	$127.56	$137.06	$115.21	$104.34
Investment Operations
Net Investment Income	2.831[1]	2.809[1]	2.781[1]	2.361[1]	2.214
Net Realized and Unrealized Gain (Loss) on Investments	30.848	36.236	(9.676)	21.832	10.871
Total from Investment Operations	33.679	39.045	(6.895)	24.193	13.085
Distributions
Dividends from Net Investment Income	(2.769)	(2.905)	(2.605)	(2.343)	(2.215)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.769)	(2.905)	(2.605)	(2.343)	(2.215)
Net Asset Value, End of Period	$194.61	$163.70	$127.56	$137.06	$115.21
Total Return	20.95%	30.80%	-5.13%	21.16%	12.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$202,075	$138,067	$94,809	$91,862	$69,889
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.89%	1.97%	1.87%	2.09%
Portfolio Turnover Rate[2]	8%	4%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.69	$62.09	$66.72	$56.08	$50.79
Investment Operations
Net Investment Income	1.364[1]	1.360[1]	1.344[1]	1.148[1]	1.077
Net Realized and Unrealized Gain (Loss) on Investments	15.025	17.646	(4.711)	10.633	5.291
Total from Investment Operations	16.389	19.006	(3.367)	11.781	6.368
Distributions
Dividends from Net Investment Income	(1.339)	(1.406)	(1.263)	(1.141)	(1.078)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.339)	(1.406)	(1.263)	(1.141)	(1.078)
Net Asset Value, End of Period	$94.74	$79.69	$62.09	$66.72	$56.08
Total Return[2]	20.99%	30.80%	-5.17%	21.17%	12.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$273,622	$252,536	$185,102	$190,099	$151,612
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.88%	1.96%	1.87%	2.09%
Portfolio Turnover Rate[3]	8%	4%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.70	$62.10	$66.73	$56.09	$50.80
Investment Operations
Net Investment Income	1.374[1]	1.365[1]	1.354[1]	1.153[1]	1.082
Net Realized and Unrealized Gain (Loss) on Investments	15.024	17.649	(4.715)	10.630	5.291
Total from Investment Operations	16.398	19.014	(3.361)	11.783	6.373
Distributions
Dividends from Net Investment Income	(1.348)	(1.414)	(1.269)	(1.143)	(1.083)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.348)	(1.414)	(1.269)	(1.143)	(1.083)
Net Asset Value, End of Period	$94.75	$79.70	$62.10	$66.73	$56.09
Total Return	21.00%	30.81%	-5.16%	21.17%	12.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$180,586	$152,716	$115,115	$113,557	$79,443
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.035%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.89%	1.97%	1.87%	2.10%
Portfolio Turnover Rate[2]	8%	4%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$149.47	$116.46	$125.14	$105.18	$95.26
Investment Operations
Net Investment Income	2.591[1]	2.575[1]	2.555[1]	2.182[1]	2.042
Net Realized and Unrealized Gain (Loss) on Investments	28.172	33.100	(8.842)	19.938	9.924
Total from Investment Operations	30.763	35.675	(6.287)	22.120	11.966
Distributions
Dividends from Net Investment Income	(2.543)	(2.665)	(2.393)	(2.160)	(2.046)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.543)	(2.665)	(2.393)	(2.160)	(2.046)
Net Asset Value, End of Period	$177.69	$149.47	$116.46	$125.14	$105.18
Total Return	21.02%	30.82%	-5.15%	21.19%	12.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$226,288	$188,188	$135,641	$126,130	$85,031
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.90%	1.98%	1.89%	2.11%
Portfolio Turnover Rate[2]	8%	4%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,				June 27, 2016[1] to December 31, 2016
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$156.83	$122.20	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	2.772[2]	2.709[2]	2.704[2]	2.311[2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	29.532	34.731	(9.290)	20.908	12.718
Total from Investment Operations	32.304	37.440	(6.586)	23.219	13.899
Distributions
Dividends from Net Investment Income	(2.684)	(2.810)	(2.524)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.684)	(2.810)	(2.524)	(2.279)	(1.229)
Net Asset Value, End of Period	$186.45	$156.83	$122.20	$131.31	$110.37
Total Return	21.03%	30.84%	-5.14%	21.20%	14.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,296	$26,431	$20,262	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.76%	1.91%	1.99%	1.90%	2.15%[3]
Portfolio Turnover Rate[4]	8%	4%	3%	3%	4%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
23

Total Stock Market Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
24

Total Stock Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
25

Total Stock Market Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $40,719,000, representing less than 0.01% of the fund’s net assets and 16.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total Stock Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,075,194,224	2,120	11,063	1,075,207,407
Preferred Stocks	44	—	—	44
Temporary Cash Investments	8,699,256	374,989	—	9,074,245
Total	1,083,893,524	377,109	11,063	1,084,281,696

Derivative Financial Instruments
Assets
Futures Contracts[1]	33,434	—	—	33,434
Swap Contracts	—	11,300	—	11,300
Total	33,434	11,300	—	44,734
Liabilities
Swap Contracts	—	11,636	—	11,636
1	Represents variation margin on the last day of the reporting period.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	14,119,918
Total Distributable Earnings (Loss)	(14,119,918)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities
27

Total Stock Market Index Fund
for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	174,855
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(15,633,990)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	555,161,538
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	15,282,782	15,557,351
Long-Term Capital Gains	—	—
Total	15,282,782	15,557,351
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	529,120,157
Gross Unrealized Appreciation	586,837,491
Gross Unrealized Depreciation	(31,675,953)
Net Unrealized Appreciation (Depreciation)	555,161,538
E.  During the year ended December 31, 2020, the fund purchased $108,679,402,000 of investment securities and sold $100,770,952,000 of investment securities, other than temporary cash investments. Purchases and sales include $35,879,901,000 and $18,058,478,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
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Total Stock Market Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,516,361	207,934	7,749,732	109,431
Issued in Lieu of Cash Distributions	2,178,405	28,832	2,435,264	33,011
Redeemed[1]	(27,895,689)	(365,845)	(25,048,279)	(342,517)
Net Increase (Decrease)—Investor Shares	(11,200,923)	(129,079)	(14,863,283)	(200,075)
ETF Shares
Issued	50,514,859	305,434	25,747,266	171,544
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(17,667,610)	(110,500)	(10,707,779)	(71,400)
Net Increase (Decrease)—ETF Shares	32,847,249	194,934	15,039,487	100,144
Admiral Shares
Issued[1]	32,397,184	424,606	37,798,017	521,571
Issued in Lieu of Cash Distributions	3,371,979	44,445	3,668,017	49,584
Redeemed	(58,820,005)	(749,884)	(27,813,734)	(383,118)
Net Increase (Decrease)—Admiral Shares	(23,050,842)	(280,833)	13,652,300	188,037
Institutional Shares
Issued	27,070,393	360,889	18,127,281	253,986
Issued in Lieu of Cash Distributions	2,476,296	32,636	2,526,249	34,162
Redeemed	(31,348,875)	(403,732)	(16,389,814)	(225,625)
Net Increase (Decrease)—Institutional Shares	(1,802,186)	(10,207)	4,263,716	62,523
Institutional Plus Shares
Issued	28,455,775	204,305	23,108,140	173,405
Issued in Lieu of Cash Distributions	3,238,183	22,739	3,223,646	23,230
Redeemed	(30,452,535)	(212,599)	(13,903,892)	(102,224)
Net Increase (Decrease)—Institutional Plus Shares	1,241,423	14,445	12,427,894	94,411
Institutional Select Shares
Issued	15,638,742	96,623	3,339,486	23,224
Issued in Lieu of Cash Distributions	503,956	3,296	467,850	3,217
Redeemed	(4,693,431)	(30,863)	(3,446,207)	(23,715)
Net Increase (Decrease)—Institutional Select Shares	11,449,267	69,056	361,129	2,726
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 153,030,000 and 152,973,000 shares, respectively, in the amount of $11,326,553,000 from the conversion during the year ended December 31, 2019.
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Total Stock Market Index Fund
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2020 Market Value ($000)
180 Life Sciences Corp.	—	2,995	—	—	(76)	—	—	2,919
Amtech Systems Inc.	NA2	3,823	1,555	(427)	(110)	—	—	NA3
Atlantic Power Corp.	NA2	8,319	9,778	(2,520)	192	—	—	NA3
Avenue Therapeutics Inc.	NA2	6,450	1,271	(210)	(1,028)	—	—	4,991
Bluerock Residential Growth REIT Inc.	NA2	11,257	7,543	(4,400)	899	496	—	NA3
ChannelAdvisor Corp.	NA2	3,734	12,213	2,211	7,269	—	—	NA3
Cherry Hill Mortgage Investment Corp.	NA2	5,282	6,438	(3,980)	(1,385)	744	—	NA3
Cidara Therapeutics Inc.	NA2	6,451	2,246	(1,564)	(1,704)	—	—	NA3
Clearfield Inc.	NA2	8,674	10,869	2,184	4,209	—	—	NA3
Computer Task Group Inc.	3,867	723	1,744	107	879	—	—	NA3
Condor Hospitality Trust Inc.	NA2	6,679	1,613	(5,336)	(1,398)	—	—	NA3
Consolidated-Tomoka Land Co.	NA2	8,079	103	71	(2,303)	143	—	NA4
CTO Realty Growth Inc.	NA4	1,883	6,324	(4,563)	499	1,796	—	NA3
CyberOptics Corp.	NA2	14,432	13,183	(1,022)	964	—	—	NA3
Dare Bioscience Inc.	—	2,952	—	—	666	—	—	3,618
Electromed Inc.	NA2	6,135	4,468	(1,713)	209	—	—	NA3
Exantas Capital Corp.	NA2	3,224	3,000	(6,328)	(1,147)	—	—	NA3
Genasys Inc.	NA2	5,405	8,484	2,492	3,252	—	—	NA3
Gevo Inc.	NA2	7,452	5,645	(3)	9,163	—	—	NA3
30

Total Stock Market Index Fund
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2020 Market Value ($000)
Gladstone Land Corp.	NA2	14,644	16,626	1,743	1,019	333	—	NA3
GlobalSCAPE Inc.	NA2	7,406	10,683	2,186	(2,288)	—	—	—
Great Ajax Corp.	23,995	7,220	15,591	(7,546)	(1,744)	729	—	NA3
Hurco Cos. Inc.	NA2	4,965	5,580	(1,715)	(734)	132	—	NA3
Issuer Direct Corp.	NA2	2,888	3,222	1,178	864	—	—	NA3
KVH Industries Inc.	NA2	6,758	5,209	(845)	619	—	—	NA3
Lifevantage Corp.	NA2	12,979	5,198	(842)	(4,770)	—	—	8,536
LSI Industries Inc.	NA2	4,644	5,756	1,000	2,003	230	—	NA3
Magnite Inc.	NA5	3,099	2,153	550	79,176	—	—	NA3
Ocugen Inc.	—	2,441	127	(36)	9,869	—	—	NA3
Perma-Pipe International Holdings Inc.	4,362	114	108	(32)	(1,476)	—	—	2,860
Pulmatrix Inc.	—	2,439	—	—	(878)	—	—	NA3
Pure Cycle Corp.	NA2	18,294	12,376	(2,709)	(319)	—	—	NA3
Research Solutions Inc.	—	4,841	487	(24)	(295)	—	—	4,035
Rubicon Project Inc.	NA2	1,535	509	(66)	(11,413)	—	—	NA5
Safeguard Scientifics Inc.	11,504	952	3,411	(2,842)	(2,346)	—	—	NA3
Spirit MTA REIT	2,191	—	1,752	325	—	—	—	NA3
Transcat Inc.	NA2	8,313	10,761	161	432	—	—	NA3
Vanguard Market Liquidity Fund	5,328,966	NA6	NA6	(1,701)	(49)	19,398	—	8,699,256
Wayside Technology Group Inc.	NA2	3,597	1,125	(84)	(80)	103	—	NA3
Total	5,374,885	221,078	197,151	(36,300)	86,640	24,104	—	8,726,215
1	Does not include adjustments related to return of capital.
2	Not applicable—at December 31, 2019, the issuer was not an affiliated company of the fund.
3	Not applicable—at December 31, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not applicable—in May 2020, Consolidated-Tomoka Land Co. changed its name to CTO Realty Growth Inc.
5	Not applicable—in June 2020, Rubicon Project Inc. changed its name to Magnite Inc.
6	Not applicable—purchases and sales are for temporary cash investment purposes.
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Total Stock Market Index Fund
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
32

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
33

Special 2020 tax information (unaudited) for Vanguard Total Stock Market Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $14,672,999,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 93.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund distributed $609,783,000 of qualified business income to shareholders during the fiscal year.
34

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2020: $823,000
Fiscal Year Ended December 31, 2019: $842,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2020: $10,761,407
Fiscal Year Ended December 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2020: $2,915,863
Fiscal Year Ended December 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2020: $247,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2020: $115,000
Fiscal Year Ended December 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2020: $362,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.49%)
Basic Materials (3.65%)
	Mosaic Co.	8,090,902	186,172
	Scotts Miracle-Gro Co.	925,577	184,319
	Reliance Steel & Aluminum Co.	1,514,677	181,383
	Steel Dynamics Inc.	4,740,191	174,771
	Royal Gold Inc.	1,556,050	165,502
	Cleveland-Cliffs Inc.	9,462,877	137,780
	Timken Co.	1,608,430	124,428
	Huntsman Corp.	4,708,882	118,381
	Ashland Global Holdings Inc.	1,436,669	113,784
	Rexnord Corp.	2,709,597	107,002
	Valvoline Inc.	4,396,294	101,730
*	RBC Bearings Inc.	565,395	101,228
	CF Industries Holdings Inc.	2,537,982	98,245
*	Alcoa Corp.	4,206,681	96,964
	Chemours Co.	3,900,148	96,685
	Hexcel Corp.	1,980,521	96,036
	Balchem Corp.	767,699	88,454
	Element Solutions Inc.	4,983,038	88,349
	Avient Corp.	2,168,895	87,363
	W R Grace & Co.	1,569,685	86,050
	Olin Corp.	3,368,233	82,724
	NewMarket Corp.	207,461	82,630
	Hecla Mining Co.	12,592,994	81,603
	Quaker Chemical Corp.	317,264	80,392
	United States Steel Corp.	4,702,090	78,854
	UFP Industries Inc.	1,378,091	76,553
*	Univar Solutions Inc.	4,017,223	76,367
	Sensient Technologies Corp.	1,003,856	74,054
*	Ingevity Corp.	977,356	74,015
*,1	MP Materials Corp.	2,032,334	65,380
	Stepan Co.	505,647	60,334
	Cabot Corp.	1,341,139	60,190
	Commercial Metals Co.	2,844,924	58,435
*	Coeur Mining Inc.	5,194,578	53,764
	Innospec Inc.	582,532	52,853
	Minerals Technologies Inc.	803,313	49,902
	Compass Minerals International Inc.	805,455	49,713
	Mueller Industries Inc.	1,280,472	44,957
	Boise Cascade Co.	927,677	44,343
	Worthington Industries Inc.	838,957	43,072
	Domtar Corp.	1,306,700	41,357
	Kaiser Aluminum Corp.	376,647	37,250
*	Arconic Corp.	1,164,230	34,694
	Carpenter Technology Corp.	1,133,445	33,006
*	GCP Applied Technologies Inc.	1,379,527	32,626
	GrafTech International Ltd.	2,922,259	31,151
	Westlake Chemical Corp.	377,655	30,817
	Materion Corp.	480,281	30,604
	Tronox Holdings plc Class A	2,037,608	29,790
	Schweitzer-Mauduit International Inc.	739,391	29,731
*	Kraton Corp.	715,130	19,873
	Schnitzer Steel Industries Inc. Class A	571,138	18,225
	Glatfelter Corp.	1,080,713	17,702
*	Koppers Holdings Inc.	484,029	15,082
	PQ Group Holdings Inc.	992,766	14,157
*	Century Aluminum Co.	1,199,730	13,233
	Tredegar Corp.	683,532	11,415
1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	American Vanguard Corp.	587,464	9,117
	FutureFuel Corp.	622,826	7,910
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/2022	19	—
			4,182,501
Consumer Discretionary (15.11%)
*	Caesars Entertainment Inc.	4,694,200	348,638
	Pool Corp.	905,396	337,260
*	Penn National Gaming Inc.	3,500,983	302,380
*	Etsy Inc.	1,494,819	265,943
*	Chegg Inc.	2,901,551	262,097
*	Bright Horizons Family Solutions Inc.	1,437,027	248,591
*	Zynga Inc. Class A	24,315,680	239,996
*	Five Below Inc.	1,325,100	231,866
*	Floor & Decor Holdings Inc. Class A	2,342,609	217,511
*	IAA Inc.	3,188,585	207,194
*	Burlington Stores Inc.	785,361	205,411
	Tapestry Inc.	6,578,195	204,450
*	Liberty Media Corp.-Liberty Formula One Class C	4,664,713	198,717
	Gentex Corp.	5,824,475	197,624
	L Brands Inc.	5,272,159	196,072
	Newell Brands Inc.	9,055,323	192,244
	Service Corp. International	3,895,123	191,251
*	Deckers Outdoor Corp.	666,147	191,038
*,1	Norwegian Cruise Line Holdings Ltd.	7,488,868	190,442
	Williams-Sonoma Inc.	1,819,047	185,252
	New York Times Co. Class A	3,551,741	183,874
	Nielsen Holdings plc	8,465,550	176,676
	Lithia Motors Inc. Class A	588,442	172,219
*	SiteOne Landscape Supply Inc.	1,048,656	166,348
*	RH	370,225	165,683
	Churchill Downs Inc.	842,638	164,137
*	Terminix Global Holdings Inc.	3,132,361	159,782
	PVH Corp.	1,685,281	158,231
	Alaska Air Group Inc.	2,933,900	152,563
	Kohl's Corp.	3,740,721	152,210
*	Planet Fitness Inc. Class A	1,939,670	150,577
*	Capri Holdings Ltd.	3,571,896	150,020
	Dolby Laboratories Inc. Class A	1,524,137	148,039
*	Mattel Inc.	8,250,649	143,974
	Leggett & Platt Inc.	3,141,770	139,180
	Gap Inc.	6,651,200	134,288
	Marriott Vacations Worldwide Corp.	973,575	133,594
	Harley-Davidson Inc.	3,634,653	133,392
	Vail Resorts Inc.	477,470	133,195
	Polaris Inc.	1,389,878	132,428
	Wyndham Hotels & Resorts Inc.	2,209,848	131,353
*	AutoNation Inc.	1,874,967	130,854
*	YETI Holdings Inc.	1,858,075	127,222
*	Tempur Sealy International Inc.	4,648,094	125,499
	Texas Roadhouse Inc. Class A	1,565,970	122,396
*	BJ's Wholesale Club Holdings Inc.	3,254,147	121,315
	Hanesbrands Inc.	8,262,027	120,460
	Toll Brothers Inc.	2,692,167	117,028
	Thor Industries Inc.	1,247,292	115,986
*	Skechers U.S.A. Inc. Class A	3,214,184	115,518
	Aramark	3,001,637	115,503
	Lear Corp.	712,410	113,295
	Interpublic Group of Cos. Inc.	4,624,467	108,767
	Nexstar Media Group Inc. Class A	991,926	108,308
	Ralph Lauren Corp. Class A	1,029,245	106,774
2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	JetBlue Airways Corp.	7,328,308	106,554
*	Fox Factory Holding Corp.	988,938	104,541
*	Grand Canyon Education Inc.	1,111,014	103,446
[1]	American Airlines Group Inc.	6,557,668	103,414
*	frontdoor Inc.	2,026,095	101,730
	Qurate Retail Inc. Class A	9,195,139	100,871
	Foot Locker Inc.	2,475,629	100,114
	Carter's Inc.	1,035,015	97,364
*	Crocs Inc.	1,521,045	95,309
*	Mohawk Industries Inc.	675,351	95,191
	AMERCO	209,381	95,051
	Wingstop Inc.	704,026	93,319
	Wendy's Co.	4,254,723	93,264
	Wyndham Destinations Inc.	2,036,382	91,352
	Choice Hotels International Inc.	855,816	91,341
	Sabre Corp.	7,523,766	90,436
*,1	National Vision Holdings Inc.	1,921,420	87,021
	PROG Holdings Inc.	1,603,563	86,384
	Murphy USA Inc.	644,305	84,320
*	Visteon Corp.	659,955	82,838
[1]	Macy's Inc.	7,361,679	82,819
[1]	Nordstrom Inc.	2,619,106	81,742
*	Madison Square Garden Sports Corp.	440,999	81,188
*	Stamps.com Inc.	411,461	80,725
*,1	Stitch Fix Inc. Class A	1,366,998	80,270
*	Scientific Games Corp.	1,918,804	79,611
*	Boyd Gaming Corp.	1,852,380	79,504
	Dick's Sporting Goods Inc.	1,404,348	78,938
*	Under Armour Inc. Class A	4,559,731	78,291
*	Taylor Morrison Home Corp. Class A	2,925,387	75,036
	Cracker Barrel Old Country Store Inc.	562,367	74,187
*	Meritage Homes Corp.	891,341	73,821
	LCI Industries	566,931	73,520
*	Shake Shack Inc. Class A	863,917	73,243
	H&R Block Inc.	4,568,236	72,452
	TEGNA Inc.	5,187,283	72,363
[1]	American Eagle Outfitters Inc.	3,546,961	71,187
	Columbia Sportswear Co.	785,813	68,664
	KB Home	2,039,845	68,376
*	Under Armour Inc. Class C	4,566,208	67,945
	Hyatt Hotels Corp. Class A	911,368	67,669
*	Ollie's Bargain Outlet Holdings Inc.	817,589	66,854
	Dana Inc.	3,421,325	66,784
	Steven Madden Ltd.	1,874,053	66,192
	Six Flags Entertainment Corp.	1,911,718	65,190
*	2U Inc.	1,624,724	65,005
*	Asbury Automotive Group Inc.	433,725	63,211
*	Hilton Grand Vacations Inc.	2,016,187	63,207
	Papa John's International Inc.	743,503	63,086
	Allegiant Travel Co. Class A	330,289	62,504
	Wolverine World Wide Inc.	1,942,519	60,704
	Brinker International Inc.	1,072,951	60,697
	Goodyear Tire & Rubber Co.	5,516,384	60,184
	MDC Holdings Inc.	1,232,162	59,883
*	Sonos Inc.	2,543,393	59,490
*	TripAdvisor Inc.	2,016,740	58,042
	KAR Auction Services Inc.	3,062,565	56,994
*	Spirit Airlines Inc.	2,314,107	56,580
*	Dorman Products Inc.	650,127	56,444
	Extended Stay America Inc.	3,788,223	56,104
*	Selectquote Inc.	2,698,351	55,991
3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Strategic Education Inc.	577,468	55,050
	Group 1 Automotive Inc.	412,153	54,050
*,1	iRobot Corp.	667,580	53,600
*	Digital Turbine Inc.	947,624	53,598
	World Wrestling Entertainment Inc. Class A	1,105,532	53,121
*	TRI Pointe Group Inc.	3,000,383	51,757
*	Sleep Number Corp.	624,753	51,142
	Coty Inc. Class A	7,262,161	50,980
*	Gentherm Inc.	774,641	50,522
[1]	Bed Bath & Beyond Inc.	2,835,629	50,361
[1]	Kontoor Brands Inc.	1,219,399	49,459
*	Madison Square Garden Entertainment Corp.	464,699	48,812
	Graham Holdings Co. Class B	90,963	48,518
	Cooper Tire & Rubber Co.	1,194,376	48,372
	Jack in the Box Inc.	512,119	47,525
	Herman Miller Inc.	1,396,240	47,193
*,1	Lordstown Motors Corp.	2,340,592	46,952
	Rent-A-Center Inc.	1,221,675	46,778
	John Wiley & Sons Inc. Class A	999,761	45,649
	SkyWest Inc.	1,129,842	45,544
	Penske Automotive Group Inc.	763,972	45,372
	La-Z-Boy Inc.	1,090,920	43,462
	PriceSmart Inc.	475,070	43,274
	Rush Enterprises Inc. Class A	1,043,807	43,234
*	Avis Budget Group Inc.	1,156,947	43,154
*,1	Fisker Inc.	2,912,941	42,675
*	Cardlytics Inc.	292,692	41,788
[1]	Cinemark Holdings Inc.	2,376,020	41,366
	Monro Inc.	750,089	39,980
	Big Lots Inc.	930,650	39,953
*	Knowles Corp.	2,163,484	39,873
*	Adtalem Global Education Inc.	1,170,566	39,741
*	Fitbit Inc. Class A	5,799,617	39,437
	Red Rock Resorts Inc. Class A	1,520,720	38,079
*	SeaWorld Entertainment Inc.	1,203,112	38,006
*	Laureate Education Inc. Class A	2,543,118	37,028
*	ODP Corp.	1,245,266	36,486
	Bloomin' Brands Inc.	1,863,643	36,192
[1]	Cheesecake Factory Inc.	970,065	35,951
*	Urban Outfitters Inc.	1,390,109	35,587
[1]	Sinclair Broadcast Group Inc. Class A	1,106,469	35,241
*	Central Garden & Pet Co. Class A	960,254	34,886
	HNI Corp.	1,011,637	34,861
*	Sally Beauty Holdings Inc.	2,665,557	34,759
	Signet Jewelers Ltd.	1,175,556	32,057
	Acushnet Holdings Corp.	788,484	31,965
*	Leslie's Inc.	1,107,443	30,732
	Dave & Buster's Entertainment Inc.	1,017,038	30,531
	Abercrombie & Fitch Co. Class A	1,473,064	29,992
*	LGI Homes Inc.	270,064	28,586
	Levi Strauss & Co. Class A	1,418,641	28,486
*	WW International Inc.	1,126,275	27,481
*	elf Beauty Inc.	1,088,155	27,411
*	Lions Gate Entertainment Corp. Class B	2,585,581	26,838
	Sturm Ruger & Co. Inc.	412,418	26,836
	Callaway Golf Co.	1,112,892	26,721
*	RealReal Inc.	1,364,206	26,657
	Steelcase Inc. Class A	1,872,345	25,370
	Oxford Industries Inc.	386,063	25,291
*,1	Michaels Cos. Inc.	1,915,998	24,927
	Inter Parfums Inc.	410,019	24,802
4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	AMC Networks Inc. Class A	682,789	24,423
*	GoPro Inc. Class A	2,879,138	23,839
	Camping World Holdings Inc. Class A	913,987	23,809
*	G-III Apparel Group Ltd.	994,180	23,602
*,1	Overstock.com Inc.	480,567	23,053
*	ANGI Homeservices Inc. Class A	1,653,045	21,812
	Dine Brands Global Inc.	368,679	21,383
	Matthews International Corp. Class A	723,354	21,267
*	American Axle & Manufacturing Holdings Inc.	2,533,973	21,133
	EW Scripps Co. Class A	1,343,811	20,547
	Buckle Inc.	699,164	20,416
	Guess? Inc.	900,590	20,371
*	Stride Inc.	951,790	20,206
	BJ's Restaurants Inc.	514,194	19,791
*	Zumiez Inc.	525,008	19,310
	Sonic Automotive Inc. Class A	496,584	19,153
*	Revolve Group Inc.	607,260	18,928
*	Liberty Media Corp.-Liberty Formula One Class A	489,541	18,598
	Hawaiian Holdings Inc.	1,027,740	18,191
	Knoll Inc.	1,229,957	18,056
	Meredith Corp.	931,612	17,887
*	Cavco Industries Inc.	100,234	17,586
*	Cars.com Inc.	1,553,842	17,558
*	Vista Outdoor Inc.	706,810	16,794
*	Quotient Technology Inc.	1,756,034	16,542
*	Lions Gate Entertainment Corp. Class A	1,399,638	15,914
*	Aaron's Co. Inc.	815,631	15,464
	Interface Inc. Class A	1,425,877	14,972
*	MSG Networks Inc. Class A	991,113	14,609
*	Clear Channel Outdoor Holdings Inc.	8,476,219	13,986
*	Tenneco Inc. Class A	1,193,283	12,649
*,1	GameStop Corp. Class A	634,259	11,949
*,1	Corsair Gaming Inc.	325,178	11,778
*	At Home Group Inc.	758,405	11,725
	Smith & Wesson Brands Inc.	642,837	11,410
	Designer Brands Inc. Class A	1,491,147	11,407
	National Presto Industries Inc.	127,482	11,273
	Scholastic Corp.	432,727	10,818
*,1	Academy Sports & Outdoors Inc.	424,433	8,798
*,1	Children's Place Inc.	167,388	8,386
*	Central Garden & Pet Co.	211,049	8,149
*	El Pollo Loco Holdings Inc.	433,188	7,841
	Caleres Inc.	445,120	6,966
[1]	Dillard's Inc. Class A	108,002	6,809
	Systemax Inc.	183,031	6,569
	Rush Enterprises Inc. Class B	158,899	6,021
*	American Public Education Inc.	171,020	5,213
*	Genesco Inc.	168,714	5,077
[1]	AMC Entertainment Holdings Inc. Class A	1,917,423	4,065
*	Lands' End Inc.	137,209	2,960
*,1	Revlon Inc. Class A	191,892	2,280
*,1	ContextLogic Inc. Class A	84,996	1,550
	BorgWarner Inc.	1	—
			17,320,166
Consumer Staples (3.08%)
*	Darling Ingredients Inc.	3,843,093	221,670
*	Boston Beer Co. Inc. Class A	212,069	210,858
	Bunge Ltd.	3,147,734	206,428
*	US Foods Holding Corp.	4,711,329	156,934
	Casey's General Stores Inc.	875,079	156,307
5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Performance Food Group Co.	3,165,775	150,723
*	Post Holdings Inc.	1,406,115	142,032
*,1	Beyond Meat Inc.	1,114,347	139,293
*	Helen of Troy Ltd.	601,854	133,726
*	Freshpet Inc.	915,132	129,940
	Ingredion Inc.	1,510,114	118,801
*	Herbalife Nutrition Ltd.	2,343,214	112,591
	Flowers Foods Inc.	4,527,545	102,458
	Molson Coors Beverage Co. Class B	2,139,481	96,683
	WD-40 Co.	324,249	86,146
	Lancaster Colony Corp.	457,852	84,121
*	Hain Celestial Group Inc.	2,028,625	81,449
*	Grocery Outlet Holding Corp.	2,007,101	78,779
	Spectrum Brands Holdings Inc.	969,396	76,563
	Nu Skin Enterprises Inc. Class A	1,211,130	66,164
*	Simply Good Foods Co.	2,040,604	63,993
	Sanderson Farms Inc.	475,079	62,805
	Energizer Holdings Inc.	1,461,346	61,640
*	TreeHouse Foods Inc.	1,338,421	56,870
*	Sprouts Farmers Market Inc.	2,790,557	56,090
	J & J Snack Foods Corp.	336,963	52,354
	Edgewell Personal Care Co.	1,290,153	44,614
[1]	B&G Foods Inc.	1,523,580	42,249
*	Hostess Brands Inc. Class A	2,837,099	41,535
	Reynolds Consumer Products Inc.	1,243,135	37,344
	Vector Group Ltd.	3,079,081	35,871
*	Cal-Maine Foods Inc.	938,657	35,237
	Core-Mark Holding Co. Inc.	1,065,358	31,290
	Coca-Cola Consolidated Inc.	109,572	29,176
	Universal Corp.	548,587	26,667
	Utz Brands Inc.	1,191,635	26,287
	Medifast Inc.	132,588	26,032
[1]	National Beverage Corp.	275,417	23,383
*	USANA Health Sciences Inc.	299,145	23,064
*	BellRing Brands Inc. Class A	931,899	22,654
*	Pilgrim's Pride Corp.	1,150,472	22,561
*	United Natural Foods Inc.	1,327,804	21,205
	Fresh Del Monte Produce Inc.	837,939	20,169
*	Rite Aid Corp.	1,264,995	20,025
	Weis Markets Inc.	392,124	18,747
	ACCO Brands Corp.	2,110,345	17,832
	Andersons Inc.	721,423	17,682
	Seaboard Corp.	5,505	16,686
[1]	Tootsie Roll Industries Inc.	384,876	11,431
*	Hydrofarm Holdings Group Inc.	191,584	10,074
*	Vital Farms Inc.	286,461	7,250
			3,534,483
Energy (3.38%)
*	Enphase Energy Inc.	2,697,333	473,300
*	Plug Power Inc.	10,761,336	364,917
*	First Solar Inc.	2,136,193	211,312
	Diamondback Energy Inc.	3,746,338	181,323
	Cabot Oil & Gas Corp.	9,450,203	153,849
	Devon Energy Corp.	9,070,445	143,404
	Targa Resources Corp.	5,430,177	143,248
	Apache Corp.	8,944,868	126,928
	National Oilwell Varco Inc.	9,192,152	126,208
	Marathon Oil Corp.	18,719,580	124,860
	Parsley Energy Inc. Class A	7,175,616	101,894
	Cimarex Energy Co.	2,412,135	90,479
6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	New Fortress Energy Inc. Class A	1,676,313	89,834
	HollyFrontier Corp.	3,456,916	89,361
	Ovintiv Inc.	6,161,034	88,472
	EQT Corp.	6,606,430	83,968
	Equitrans Midstream Corp.	9,744,260	78,344
*	Array Technologies Inc.	1,808,164	78,004
*	WPX Energy Inc.	9,292,510	75,734
*	ChampionX Corp.	4,740,949	72,537
	Arcosa Inc.	1,142,001	62,730
	Antero Midstream Corp.	7,339,050	56,584
	Helmerich & Payne Inc.	2,423,377	56,125
*	PDC Energy Inc.	2,360,832	48,468
*,1	SunPower Corp.	1,814,818	46,532
*	CNX Resources Corp.	4,254,460	45,948
*	Southwestern Energy Co.	15,144,548	45,131
	World Fuel Services Corp.	1,429,904	44,556
	Murphy Oil Corp.	3,443,652	41,668
*	Range Resources Corp.	5,471,515	36,659
*,1	Transocean Ltd.	13,821,532	31,928
*	Matador Resources Co.	2,621,417	31,614
	Archrock Inc.	3,611,748	31,278
*	Antero Resources Corp.	5,395,572	29,406
	Cactus Inc. Class A	1,120,568	29,213
	Delek US Holdings Inc.	1,738,458	27,937
	Core Laboratories NV	1,049,438	27,821
	Warrior Met Coal Inc.	1,209,252	25,781
*	Dril-Quip Inc.	826,970	24,495
	Patterson-UTI Energy Inc.	4,188,811	22,033
[1]	Continental Resources Inc.	1,290,813	21,040
*	Magnolia Oil & Gas Corp. Class A	2,714,811	19,167
*	NOW Inc.	2,666,974	19,149
*	Oceaneering International Inc.	2,332,682	18,545
	Liberty Oilfield Services Inc. Class A	1,728,853	17,824
	PBF Energy Inc. Class A	2,337,783	16,598
*	ProPetro Holding Corp.	2,090,738	15,451
*	Arch Resources Inc.	348,668	15,261
*	Helix Energy Solutions Group Inc.	3,476,198	14,600
*	NexTier Oilfield Solutions Inc.	3,918,665	13,480
*	MRC Global Inc.	1,898,091	12,584
	CVR Energy Inc.	735,122	10,953
	SM Energy Co.	1,387,226	8,490
*	RPC Inc.	1,573,410	4,956
*	Denbury Inc. Warrants Exp. 09/18/2023	2	—
			3,871,981
Financials (13.05%)
	Brown & Brown Inc.	5,733,206	271,811
	Apollo Global Management Inc. Class A	4,883,624	239,200
	RenaissanceRe Holdings Ltd.	1,206,126	200,000
	LPL Financial Holdings Inc.	1,882,090	196,151
	Assurant Inc.	1,395,198	190,054
	Reinsurance Group of America Inc.	1,610,910	186,704
	Comerica Inc.	3,300,491	184,365
	Voya Financial Inc.	2,997,150	176,262
	Eaton Vance Corp.	2,577,226	175,071
	Invesco Ltd.	9,804,212	170,887
	East West Bancorp Inc.	3,362,037	170,489
	Zions Bancorp NA	3,891,913	169,065
	First Horizon Corp.	13,167,061	168,012
	Signature Bank	1,216,837	164,626
	Commerce Bancshares Inc.	2,504,715	164,560
7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	American Financial Group Inc.	1,752,459	153,550
	Erie Indemnity Co. Class A	602,541	147,984
	Carlyle Group Inc.	4,608,173	144,881
	Prosperity Bancshares Inc.	2,087,343	144,778
	Old Republic International Corp.	6,849,904	135,012
	TCF Financial Corp.	3,616,621	133,887
	People's United Financial Inc.	10,084,340	130,391
	First American Financial Corp.	2,515,735	129,887
	Morningstar Inc.	559,141	129,480
	Western Alliance Bancorp	2,152,674	129,053
*	Athene Holding Ltd. Class A	2,951,523	127,329
	Primerica Inc.	931,955	124,817
	Starwood Property Trust Inc.	6,413,792	123,786
	South State Corp.	1,682,127	121,618
	Ares Management Corp. Class A	2,557,717	120,341
	Cullen/Frost Bankers Inc.	1,343,284	117,175
	Stifel Financial Corp.	2,320,142	117,074
	First Financial Bankshares Inc.	3,204,466	115,922
	Tradeweb Markets Inc. Class A	1,839,186	114,857
	Kemper Corp.	1,473,282	113,192
	Popular Inc.	1,999,577	112,616
	Janus Henderson Group plc	3,442,414	111,913
	New York Community Bancorp Inc.	10,462,278	110,377
	SLM Corp.	8,905,119	110,334
	Pinnacle Financial Partners Inc.	1,708,520	110,029
	Essent Group Ltd.	2,534,448	109,488
	Lincoln National Corp.	2,176,060	109,478
	Synovus Financial Corp.	3,331,010	107,825
	RLI Corp.	1,014,265	105,636
	Glacier Bancorp Inc.	2,264,409	104,185
	Affiliated Managers Group Inc.	1,022,224	103,960
	Jefferies Financial Group Inc.	4,219,890	103,809
	Kinsale Capital Group Inc.	510,711	102,209
	AGNC Investment Corp.	6,478,463	101,064
	MGIC Investment Corp.	8,034,535	100,833
	Lazard Ltd. Class A	2,367,937	100,164
	Unum Group	4,347,450	99,731
	United Bankshares Inc.	3,077,632	99,715
	New Residential Investment Corp.	9,847,569	97,885
	Alleghany Corp.	159,179	96,095
	Selective Insurance Group Inc.	1,417,380	94,936
	Valley National Bancorp	9,581,892	93,423
	Hanover Insurance Group Inc.	795,220	92,977
	Radian Group Inc.	4,545,389	92,044
*	Cannae Holdings Inc.	2,065,898	91,457
	Bank OZK	2,906,860	90,898
	Axis Capital Holdings Ltd.	1,798,998	90,652
	Blackstone Mortgage Trust Inc. Class A	3,292,087	90,631
*	Open Lending Corp. Class A	2,582,612	90,288
	Webster Financial Corp.	2,139,526	90,181
	Evercore Inc. Class A	819,597	89,861
	SEI Investments Co.	1,546,591	88,883
	OneMain Holdings Inc.	1,753,488	84,448
	CIT Group Inc.	2,337,241	83,907
	Wintrust Financial Corp.	1,367,242	83,525
	Sterling Bancorp	4,610,316	82,893
	Houlihan Lokey Inc. Class A	1,218,739	81,936
*,1	Credit Acceptance Corp.	230,452	79,769
	Community Bank System Inc.	1,271,090	79,202
	Umpqua Holdings Corp.	5,222,788	79,073
*	Brighthouse Financial Inc.	2,121,248	76,800
8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	BankUnited Inc.	2,191,129	76,207
	CNO Financial Group Inc.	3,295,861	73,267
	First Hawaiian Inc.	3,103,646	73,184
	Bank of Hawaii Corp.	951,322	72,890
	FNB Corp.	7,660,288	72,773
*	LendingTree Inc.	264,744	72,484
*,1	Eastern Bankshares Inc.	4,434,168	72,321
*	Texas Capital Bancshares Inc.	1,197,095	71,227
	UMB Financial Corp.	1,023,352	70,601
	PacWest Bancorp	2,762,759	70,174
	Pacific Premier Bancorp Inc.	2,233,958	69,990
	White Mountains Insurance Group Ltd.	69,765	69,811
	Artisan Partners Asset Management Inc. Class A	1,385,124	69,727
	Hancock Whitney Corp.	2,045,118	69,575
	Home BancShares Inc.	3,519,882	68,567
	BancorpSouth Bank	2,487,640	68,261
	PennyMac Financial Services Inc.	1,032,456	67,750
	First Citizens BancShares Inc. Class A	115,260	66,190
	FirstCash Inc.	932,305	65,299
	Federated Hermes Inc.	2,234,862	64,565
	Associated Banc-Corp	3,640,034	62,063
	Old National Bancorp	3,720,593	61,613
	Moelis & Co. Class A	1,316,597	61,564
	Atlantic Union Bankshares Corp.	1,863,755	61,392
	Walker & Dunlop Inc.	665,856	61,272
	Columbia Banking System Inc.	1,695,535	60,870
	American Equity Investment Life Holding Co.	2,179,387	60,282
	Ameris Bancorp	1,563,446	59,520
	CVB Financial Corp.	3,048,986	59,455
	Virtu Financial Inc. Class A	2,334,498	58,759
*	Enstar Group Ltd.	285,423	58,480
	United Community Banks Inc.	2,051,644	58,349
	Cathay General Bancorp	1,794,064	57,751
	Assured Guaranty Ltd.	1,817,726	57,240
	Independent Bank Corp. (Massachusetts)	780,727	57,024
	Chimera Investment Corp.	5,530,642	56,689
	Investors Bancorp Inc.	5,330,056	56,285
	National General Holdings Corp.	1,624,870	55,538
	Independent Bank Group Inc.	870,659	54,434
*,1	GCM Grosvenor Inc. Class A	4,071,837	54,237
	WSFS Financial Corp.	1,193,612	53,569
	Hamilton Lane Inc. Class A	661,191	51,606
	Flagstar Bancorp Inc.	1,247,965	50,867
	International Bancshares Corp.	1,349,363	50,520
	Simmons First National Corp. Class A	2,320,857	50,107
	Fulton Financial Corp.	3,844,530	48,902
	First Merchants Corp.	1,284,803	48,064
	First Bancorp	5,170,778	47,675
*	eXp World Holdings Inc.	745,286	47,042
	Goosehead Insurance Inc. Class A	376,236	46,939
	Cadence Bancorp Class A	2,841,586	46,659
	Washington Federal Inc.	1,797,595	46,270
	BOK Financial Corp.	667,110	45,684
*	Trupanion Inc.	378,919	45,360
	WesBanco Inc.	1,512,399	45,311
*	Genworth Financial Inc. Class A	11,976,729	45,272
*	Axos Financial Inc.	1,191,948	44,734
	ServisFirst Bancshares Inc.	1,087,507	43,816
	Navient Corp.	4,423,663	43,440
	First Midwest Bancorp Inc.	2,698,112	42,954
	Hilltop Holdings Inc.	1,559,231	42,894
9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	PRA Group Inc.	1,081,270	42,883
	Renasant Corp.	1,265,300	42,615
	Cohen & Steers Inc.	566,219	42,070
	MFA Financial Inc.	10,731,701	41,746
	Two Harbors Investment Corp.	6,472,675	41,231
	PennyMac Mortgage Investment Trust	2,338,463	41,134
*,1	Lemonade Inc.	335,601	41,111
	Horace Mann Educators Corp.	976,992	41,073
	BancFirst Corp.	697,006	40,914
	Piper Sandler Cos.	401,997	40,562
	First Interstate BancSystem Inc. Class A	976,031	39,793
	Capitol Federal Financial Inc.	3,128,335	39,104
	First Financial Bancorp	2,202,408	38,608
	Virtus Investment Partners Inc.	171,446	37,204
	Apollo Commercial Real Estate Finance Inc.	3,318,921	37,072
	Trustmark Corp.	1,348,263	36,821
	Banner Corp.	789,399	36,778
	Northwest Bancshares Inc.	2,878,226	36,669
	Park National Corp.	347,770	36,519
	Towne Bank	1,542,504	36,218
	Waddell & Reed Financial Inc. Class A	1,410,044	35,914
	Mercury General Corp.	655,631	34,231
*	Focus Financial Partners Inc. Class A	785,653	34,176
	Argo Group International Holdings Ltd.	777,082	33,959
	Westamerica Bancorp	605,072	33,454
	Santander Consumer USA Holdings Inc.	1,448,135	31,888
	Eagle Bancorp Inc.	760,770	31,420
	NBT Bancorp Inc.	978,664	31,415
	Broadmark Realty Capital Inc.	2,969,936	30,293
	Hope Bancorp Inc.	2,762,084	30,134
	Provident Financial Services Inc.	1,671,034	30,012
	BGC Partners Inc. Class A	7,499,785	29,999
*	Encore Capital Group Inc.	751,196	29,259
	Great Western Bancorp Inc.	1,294,836	27,062
	Safety Insurance Group Inc.	333,973	26,017
	Nelnet Inc. Class A	353,015	25,149
	Ladder Capital Corp. Class A	2,547,183	24,911
	First Commonwealth Financial Corp.	2,267,413	24,806
	iStar Inc.	1,665,253	24,729
	City Holding Co.	353,813	24,608
	TFS Financial Corp.	1,324,608	23,353
*	Palomar Holdings Inc.	262,564	23,326
	Redwood Trust Inc.	2,634,951	23,135
	National Bank Holdings Corp. Class A	704,056	23,065
	ProAssurance Corp.	1,269,244	22,580
	OFG Bancorp	1,210,390	22,441
	S&T Bancorp Inc.	879,539	21,848
	Brookline Bancorp Inc.	1,771,901	21,334
	Tompkins Financial Corp.	298,653	21,085
*	eHealth Inc.	296,668	20,948
	Employers Holdings Inc.	648,938	20,889
	Kearny Financial Corp.	1,895,069	20,012
	Berkshire Hills Bancorp Inc.	1,163,556	19,920
	PJT Partners Inc. Class A	254,343	19,139
	American National Group Inc.	196,290	18,867
*	Third Point Reinsurance Ltd.	1,963,383	18,691
*	Columbia Financial Inc.	1,195,548	18,603
	Heartland Financial USA Inc.	426,828	17,231
	ARMOUR Residential REIT Inc.	1,564,301	16,879
*	StepStone Group Inc. Class A	422,578	16,819
*	Ambac Financial Group Inc.	1,071,936	16,486
10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Boston Private Financial Holdings Inc.	1,937,955	16,376
	WisdomTree Investments Inc.	2,993,156	16,013
	National Western Life Group Inc. Class A	74,763	15,434
[1]	Invesco Mortgage Capital Inc.	4,406,847	14,895
	TPG RE Finance Trust Inc.	1,350,436	14,342
	Northfield Bancorp Inc.	1,161,841	14,326
	United Fire Group Inc.	562,953	14,130
*,1	GoHealth Inc. Class A	1,029,203	14,059
	Capstead Mortgage Corp.	2,339,004	13,590
	FBL Financial Group Inc. Class A	237,204	12,456
	Central Pacific Financial Corp.	651,481	12,385
	KKR Real Estate Finance Trust Inc.	652,010	11,684
*	LendingClub Corp.	1,076,826	11,371
*,1	World Acceptance Corp.	105,579	10,792
*	Assetmark Financial Holdings Inc.	440,598	10,662
	Dime Community Bancshares Inc.	676,068	10,662
*	Upstart Holdings Inc.	257,401	10,489
*,1	Root Inc. Class A	652,905	10,257
	State Auto Financial Corp.	413,139	7,329
	Granite Point Mortgage Trust Inc.	673,052	6,724
*	MBIA Inc.	564,407	3,714
	Associated Capital Group Inc. Class A	44,519	1,564
	Fidelity National Financial Inc.	193	8
*,2	Frontier Financial Corp.	1	—
			14,956,240
Health Care (15.78%)
*	Catalent Inc.	3,906,154	406,513
	STERIS plc	2,024,568	383,737
*	Horizon Therapeutics plc	5,235,107	382,948
	PerkinElmer Inc.	2,657,011	381,281
*	Novocure Ltd.	2,052,802	355,217
*	Avantor Inc.	11,658,468	328,186
*	Masimo Corp.	1,175,766	315,552
*	Sarepta Therapeutics Inc.	1,777,827	303,102
*	Molina Healthcare Inc.	1,406,215	299,074
*	Charles River Laboratories International Inc.	1,180,491	294,957
*	Bio-Rad Laboratories Inc. Class A	499,145	290,972
	Bio-Techne Corp.	916,215	290,944
*	Guardant Health Inc.	2,014,916	259,682
*	10X Genomics Inc. Class A	1,710,590	242,220
*	Mirati Therapeutics Inc.	1,072,511	235,566
*	Amedisys Inc.	778,024	228,218
*	Repligen Corp.	1,122,905	215,182
*	Neurocrine Biosciences Inc.	2,214,593	212,269
*	Jazz Pharmaceuticals plc	1,254,585	207,069
	Chemed Corp.	378,644	201,670
*	Insulet Corp.	781,681	199,821
	Encompass Health Corp.	2,357,618	194,951
*	Ultragenyx Pharmaceutical Inc.	1,406,182	194,658
*	PRA Health Sciences Inc.	1,521,013	190,796
*	Natera Inc.	1,821,165	181,242
*	Denali Therapeutics Inc.	2,131,921	178,570
*	Ionis Pharmaceuticals Inc.	3,147,948	177,985
*	Arrowhead Pharmaceuticals Inc.	2,314,156	177,565
*,1	Novavax Inc.	1,509,988	168,379
*,1	Invitae Corp.	3,979,592	166,387
*	Acceleron Pharma Inc.	1,284,701	164,365
*	Adaptive Biotechnologies Corp.	2,757,531	163,053
*	iRhythm Technologies Inc.	684,557	162,384
*	Fate Therapeutics Inc.	1,757,687	159,826
11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	TG Therapeutics Inc.	3,013,504	156,762
	Hill-Rom Holdings Inc.	1,584,459	155,229
*	Quidel Corp.	847,930	152,331
*	LHC Group Inc.	711,468	151,770
*	ACADIA Pharmaceuticals Inc.	2,825,034	151,026
*	Blueprint Medicines Corp.	1,320,997	148,150
*	Exelixis Inc.	7,351,891	147,552
*	Iovance Biotherapeutics Inc.	3,129,198	145,195
	Perrigo Co. plc	3,234,685	144,655
*,1	Penumbra Inc.	817,930	143,138
*	Haemonetics Corp.	1,203,970	142,971
*	Amicus Therapeutics Inc.	6,173,871	142,555
*	United Therapeutics Corp.	933,031	141,625
*	Halozyme Therapeutics Inc.	3,202,655	136,785
*	NeoGenomics Inc.	2,500,596	134,632
*	Nevro Corp.	775,115	134,172
*	Tandem Diabetes Care Inc.	1,400,754	134,024
*	Twist Bioscience Corp.	907,801	128,263
	Bruker Corp.	2,359,946	127,744
*	Envista Holdings Corp.	3,784,282	127,644
*	HealthEquity Inc.	1,821,835	127,000
*,1	Bridgebio Pharma Inc.	1,742,475	123,907
*	Omnicell Inc.	1,003,132	120,396
*	Globus Medical Inc. Class A	1,807,420	117,880
*	Inspire Medical Systems Inc.	606,480	114,073
*	Allakos Inc.	808,628	113,208
*	Integra LifeSciences Holdings Corp.	1,697,526	110,203
*	Syneos Health Inc.	1,603,239	109,229
*	Sage Therapeutics Inc.	1,232,793	106,649
*	Acadia Healthcare Co. Inc.	2,109,458	106,021
*	Kodiak Sciences Inc.	721,321	105,969
*	Arena Pharmaceuticals Inc.	1,377,663	105,846
*	Turning Point Therapeutics Inc.	855,860	104,287
*	Editas Medicine Inc.	1,477,533	103,590
	Premier Inc. Class A	2,894,387	101,593
*	ICU Medical Inc.	472,577	101,363
*	Emergent BioSolutions Inc.	1,130,326	101,277
*	Tenet Healthcare Corp.	2,501,206	99,873
*	Neogen Corp.	1,257,555	99,724
*	PTC Therapeutics Inc.	1,615,295	98,581
*	Medpace Holdings Inc.	678,664	94,470
	Ensign Group Inc.	1,221,577	89,077
*	STAAR Surgical Co.	1,093,149	86,599
*	1Life Healthcare Inc.	1,892,423	82,604
*	Apellis Pharmaceuticals Inc.	1,435,299	82,099
*	Insmed Inc.	2,414,481	80,378
*	HMS Holdings Corp.	2,097,405	77,080
*	Reata Pharmaceuticals Inc. Class A	621,529	76,833
*	Glaukos Corp.	1,012,858	76,228
*	ChemoCentryx Inc.	1,230,649	76,202
	CONMED Corp.	678,516	75,994
*	Shockwave Medical Inc.	731,004	75,820
*	Alkermes plc	3,771,738	75,246
*	Nektar Therapeutics Class A	4,242,729	72,126
*	FibroGen Inc.	1,937,461	71,860
*	Select Medical Holdings Corp.	2,551,940	70,587
*	Intellia Therapeutics Inc.	1,284,924	69,900
*,1	Multiplan Corp.	8,700,826	69,520
*	Merit Medical Systems Inc.	1,251,462	69,469
*	NuVasive Inc.	1,214,039	68,387
*	Bluebird Bio Inc.	1,570,362	67,950
12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	2,475,286	64,753
*	Agios Pharmaceuticals Inc.	1,474,865	63,906
*	Global Blood Therapeutics Inc.	1,462,624	63,346
*	Integer Holdings Corp.	778,063	63,171
	Cantel Medical Corp.	800,091	63,095
*,1	Beam Therapeutics Inc.	757,892	61,874
	Patterson Cos. Inc.	2,052,615	60,819
*	Xencor Inc.	1,359,156	59,300
*	Pacira BioSciences Inc.	977,319	58,483
*	Axsome Therapeutics Inc.	707,125	57,609
*	BioTelemetry Inc.	770,584	55,544
*	Intra-Cellular Therapies Inc.	1,708,771	54,339
*	Pacific Biosciences of California Inc.	2,092,162	54,271
*	Deciphera Pharmaceuticals Inc.	942,445	53,785
*	Avanos Medical Inc.	1,132,034	51,938
	Healthcare Services Group Inc.	1,764,064	49,570
*	MEDNAX Inc.	1,926,904	47,286
*,1	Heron Therapeutics Inc.	2,161,059	45,739
*	Silk Road Medical Inc.	724,258	45,614
*	Magellan Health Inc.	545,030	45,150
*	Maravai LifeSciences Holdings Inc. Class A	1,603,131	44,968
*	REVOLUTION Medicines Inc.	1,100,392	43,565
*	Progyny Inc.	1,026,567	43,516
*	Immunovant Inc.	926,118	42,777
*	Prestige Consumer Healthcare Inc.	1,182,788	41,244
*	Ironwood Pharmaceuticals Inc. Class A	3,588,821	40,877
*,1	Vir Biotechnology Inc.	1,508,753	40,404
*	CareDx Inc.	553,608	40,109
*	Inari Medical Inc.	449,931	39,274
*	Endo International plc	5,461,509	39,214
*	Allogene Therapeutics Inc.	1,495,281	37,741
*,1	American Well Corp. Class A	1,422,673	36,036
*,1	Ligand Pharmaceuticals Inc.	360,970	35,898
*	Zentalis Pharmaceuticals Inc.	673,351	34,974
*	Pennant Group Inc.	599,759	34,822
*,1	OPKO Health Inc.	8,753,307	34,576
*	REGENXBIO Inc.	750,370	34,037
*	Veracyte Inc.	685,094	33,528
*	Myriad Genetics Inc.	1,685,966	33,340
*	Health Catalyst Inc.	752,886	32,773
*	Inovalon Holdings Inc. Class A	1,727,864	31,395
*	Supernus Pharmaceuticals Inc.	1,185,369	29,824
*	Evolent Health Inc. Class A	1,822,421	29,213
*	Berkeley Lights Inc.	303,816	27,164
*	Stoke Therapeutics Inc.	437,167	27,074
*	Sotera Health Co.	985,826	27,051
*,1	Madrigal Pharmaceuticals Inc.	236,961	26,343
*,1	SmileDirectClub Inc.	2,155,512	25,737
*	Certara Inc.	733,738	24,742
*	Option Care Health Inc.	1,542,600	24,126
	Luminex Corp.	1,043,085	24,116
*	NextGen Healthcare Inc.	1,260,315	22,988
	Owens & Minor Inc.	832,634	22,523
*	CorVel Corp.	211,659	22,436
*	Theravance Biopharma Inc.	1,233,962	21,928
*	Sangamo Therapeutics Inc.	1,373,640	21,436
*	Eidos Therapeutics Inc.	159,382	20,971
*	Viela Bio Inc.	581,715	20,924
*	Karuna Therapeutics Inc.	205,313	20,858
*	Epizyme Inc.	1,912,090	20,765
*	ALX Oncology Holdings Inc.	239,995	20,688
13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Outset Medical Inc.	363,301	20,650
*	Inogen Inc.	456,129	20,380
*	Pulmonx Corp.	293,967	20,290
*	Radius Health Inc.	1,130,382	20,189
	National HealthCare Corp.	297,941	19,786
*	Alector Inc.	1,303,874	19,728
*	Brookdale Senior Living Inc.	4,445,252	19,692
*	Tivity Health Inc.	1,003,000	19,649
*,1	PMV Pharmaceuticals Inc.	316,563	19,472
*	Meridian Bioscience Inc.	1,041,336	19,463
*	Orthofix Medical Inc.	445,529	19,149
*	Innoviva Inc.	1,471,991	18,238
*,1	Precigen Inc.	1,787,800	18,236
*	Atara Biotherapeutics Inc.	926,678	18,191
*,1	Relay Therapeutics Inc.	436,752	18,151
*	AdaptHealth Corp. Class A	476,412	17,894
*,1	Accolade Inc.	383,229	16,670
*	Black Diamond Therapeutics Inc.	512,672	16,431
*	Intercept Pharmaceuticals Inc.	659,014	16,278
*	Varex Imaging Corp.	951,830	15,877
*	Aerie Pharmaceuticals Inc.	1,130,485	15,273
*,1	Allovir Inc.	394,344	15,159
*,1	Cerevel Therapeutics Holdings Inc.	897,475	14,880
*	Praxis Precision Medicines Inc.	270,185	14,866
*	NGM Biopharmaceuticals Inc.	487,607	14,772
*	Seer Inc.	255,439	14,340
*	Gossamer Bio Inc.	1,428,855	13,817
*	Forma Therapeutics Holdings Inc.	395,049	13,787
*	Phathom Pharmaceuticals Inc.	414,316	13,764
*	HealthStream Inc.	624,417	13,637
*	Olema Pharmaceuticals Inc.	282,999	13,607
*	Zogenix Inc.	676,321	13,520
*	Amneal Pharmaceuticals Inc.	2,868,549	13,109
*	AnaptysBio Inc.	609,438	13,103
*	SpringWorks Therapeutics Inc.	172,186	12,487
*,1	Atea Pharmaceuticals Inc.	292,520	12,221
*	Nkarta Inc.	196,936	12,106
*	Kinnate Biopharma Inc.	298,854	11,888
*	Kronos Bio Inc.	395,942	11,827
*	Prelude Therapeutics Inc.	154,608	11,062
*	Kiniksa Pharmaceuticals Ltd. Class A	609,767	10,775
*	Eargo Inc.	224,806	10,076
*	Kymera Therapeutics Inc.	161,255	9,998
*	Vaxcyte Inc.	371,814	9,879
	Phibro Animal Health Corp. Class A	492,525	9,565
*,1	Esperion Therapeutics Inc.	327,194	8,507
*	Natus Medical Inc.	413,843	8,293
*	Surgery Partners Inc.	274,401	7,960
*,1	ZIOPHARM Oncology Inc.	2,622,439	6,609
*	Generation Bio Co.	223,576	6,338
*	G1 Therapeutics Inc.	345,270	6,211
*	Spectrum Pharmaceuticals Inc.	1,758,979	5,998
*,1	Clovis Oncology Inc.	1,006,925	4,833
*,1	Rubius Therapeutics Inc.	439,074	3,333
*	Tricida Inc.	351,484	2,478
*	Harmony Biosciences Holdings Inc.	33,843	1,223
*	Oak Street Health Inc.	19,181	1,173
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	13
			18,092,130
14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
Industrials (18.54%)
	IDEX Corp.	1,796,550	357,873
*	Teledyne Technologies Inc.	875,417	343,146
*	Generac Holdings Inc.	1,491,136	339,099
*	Fair Isaac Corp.	656,053	335,269
	Graco Inc.	3,979,478	287,915
	Booz Allen Hamilton Holding Corp. Class A	3,273,918	285,420
	RPM International Inc.	3,086,363	280,180
	Howmet Aerospace Inc.	9,253,369	264,091
	Allegion plc	2,184,972	254,287
	Nordson Corp.	1,239,965	249,171
*	Zebra Technologies Corp. Class A	632,822	243,212
	Toro Co.	2,548,590	241,708
	Quanta Services Inc.	3,295,723	237,358
*	Bill.com Holdings Inc.	1,732,288	236,457
*	Trex Co. Inc.	2,745,854	229,883
	Lennox International Inc.	817,616	224,002
*	WEX Inc.	1,046,531	213,000
	AptarGroup Inc.	1,537,684	210,494
	Pentair plc	3,950,696	209,742
	Carlisle Cos. Inc.	1,265,202	197,599
*	Sensata Technologies Holding plc	3,734,775	196,972
	MKS Instruments Inc.	1,307,755	196,752
	Owens Corning	2,566,428	194,433
	Genpact Ltd.	4,496,330	185,968
*	Paylocity Holding Corp.	900,506	185,423
*	Axon Enterprise Inc.	1,507,009	184,654
*	AECOM	3,578,869	178,156
*	Berry Global Group Inc.	3,169,875	178,115
	Watsco Inc.	779,374	176,567
	A O Smith Corp.	3,212,699	176,120
	Woodward Inc.	1,414,630	171,920
*	Euronet Worldwide Inc.	1,178,680	170,814
*	Middleby Corp.	1,318,877	170,030
	Sealed Air Corp.	3,680,769	168,542
	Donaldson Co. Inc.	3,000,519	167,669
	Lincoln Electric Holdings Inc.	1,411,637	164,103
	Huntington Ingalls Industries Inc.	960,670	163,775
	Robert Half International Inc.	2,569,489	160,542
	Cognex Corp.	1,967,477	157,959
	ITT Inc.	2,049,782	157,874
	Knight-Swift Transportation Holdings Inc.	3,626,036	151,641
	Tetra Tech Inc.	1,275,236	147,647
	Littelfuse Inc.	578,032	147,202
	Jack Henry & Associates Inc.	905,722	146,718
	AGCO Corp.	1,421,592	146,552
*	TopBuild Corp.	782,733	144,085
*	Axalta Coating Systems Ltd.	5,028,621	143,567
	Brunswick Corp.	1,857,478	141,614
	Sonoco Products Co.	2,383,221	141,206
	Oshkosh Corp.	1,617,734	139,238
	FLIR Systems Inc.	3,112,409	136,417
	BWX Technologies Inc.	2,260,577	136,268
	CoreLogic Inc.	1,754,749	135,677
	MSA Safety Inc.	877,672	131,115
*	XPO Logistics Inc.	1,083,951	129,207
	MDU Resources Group Inc.	4,756,440	125,285
	ManpowerGroup Inc.	1,364,922	123,089
	Landstar System Inc.	911,842	122,789
	EMCOR Group Inc.	1,302,512	119,128
	Regal Beloit Corp.	962,518	118,207
15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Mercury Systems Inc.	1,328,400	116,979
	Allison Transmission Holdings Inc.	2,672,517	115,266
	Curtiss-Wright Corp.	984,413	114,536
	Air Lease Corp. Class A	2,563,073	113,852
	Flowserve Corp.	3,087,834	113,787
*	Builders FirstSource Inc.	2,769,427	113,020
*	Saia Inc.	620,440	112,175
	Exponent Inc.	1,225,750	110,354
	Graphic Packaging Holding Co.	6,426,873	108,871
	MAXIMUS Inc.	1,459,843	106,846
*	Vontier Corp.	3,196,020	106,747
	Acuity Brands Inc.	873,744	105,802
	KBR Inc.	3,380,559	104,561
*	ACI Worldwide Inc.	2,631,802	101,140
	Hubbell Inc. Class B	644,731	101,087
*	Chart Industries Inc.	855,110	100,723
	Eagle Materials Inc.	992,714	100,612
*	ASGN Inc.	1,191,998	99,568
	Spirit AeroSystems Holdings Inc. Class A	2,504,843	97,914
*	Proto Labs Inc.	634,248	97,294
	Louisiana-Pacific Corp.	2,591,813	96,338
	Simpson Manufacturing Co. Inc.	1,029,920	96,246
*	FTI Consulting Inc.	846,441	94,564
	nVent Electric plc	4,028,001	93,812
*	WESCO International Inc.	1,186,504	93,141
*	Aerojet Rocketdyne Holdings Inc.	1,741,300	92,028
*	Colfax Corp.	2,387,894	91,313
	Crane Co.	1,171,157	90,952
	Advanced Drainage Systems Inc.	1,085,810	90,752
*	MasTec Inc.	1,313,312	89,542
	Valmont Industries Inc.	503,823	88,134
*	WillScot Mobile Mini Holdings Corp. Class A	3,785,759	87,716
*	Itron Inc.	910,494	87,316
*	Coherent Inc.	574,969	86,257
	John Bean Technologies Corp.	752,230	85,656
*	BMC Stock Holdings Inc.	1,594,974	85,618
	Altra Industrial Motion Corp.	1,534,239	85,043
*	Bloom Energy Corp. Class A	2,951,700	84,596
	Brink's Co.	1,172,018	84,385
	Armstrong World Industries Inc.	1,134,284	84,379
	EnerSys	1,008,161	83,738
	Alliance Data Systems Corp.	1,075,536	79,697
	Watts Water Technologies Inc. Class A	652,059	79,356
	Ryder System Inc.	1,278,469	78,958
	Triton International Ltd.	1,627,594	78,955
	MSC Industrial Direct Co. Inc. Class A	923,110	77,901
	UniFirst Corp.	362,037	76,640
*	TriNet Group Inc.	949,247	76,509
*	AMN Healthcare Services Inc.	1,115,479	76,131
*	Kirby Corp.	1,422,024	73,703
*,1	Virgin Galactic Holdings Inc.	3,057,594	72,557
	Applied Industrial Technologies Inc.	917,610	71,564
	Kennametal Inc.	1,970,824	71,423
*	Resideo Technologies Inc.	3,333,266	70,865
	Insperity Inc.	865,122	70,438
	GATX Corp.	828,842	68,943
	Silgan Holdings Inc.	1,840,276	68,237
	EVERTEC Inc.	1,703,180	66,969
	Macquarie Infrastructure Corp.	1,760,345	66,101
	AAON Inc.	991,470	66,063
*	Livent Corp.	3,465,214	65,285
16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Badger Meter Inc.	689,863	64,888
*	ExlService Holdings Inc.	760,885	64,774
*	Shift4 Payments Inc. Class A	855,556	64,509
	Franklin Electric Co. Inc.	929,587	64,337
	HB Fuller Co.	1,226,485	63,630
	ESCO Technologies Inc.	616,452	63,630
	Hillenbrand Inc.	1,594,059	63,443
*	AZEK Co. Inc. Class A	1,646,962	63,326
*	Green Dot Corp. Class A	1,076,751	60,083
	ABM Industries Inc.	1,579,593	59,772
*,3	API Group Corp.	3,216,139	58,373
	Matson Inc.	1,019,153	58,061
*	SPX FLOW Inc.	999,502	57,931
	Barnes Group Inc.	1,138,313	57,701
	Brady Corp. Class A	1,091,637	57,660
*	Installed Building Products Inc.	563,857	57,474
	ManTech International Corp. Class A	644,130	57,289
*	Masonite International Corp.	580,302	57,067
	Korn Ferry	1,283,878	55,849
	Moog Inc. Class A	695,450	55,149
*	SPX Corp.	1,007,559	54,952
	Werner Enterprises Inc.	1,393,671	54,660
	Terex Corp.	1,558,799	54,386
*	Summit Materials Inc. Class A	2,702,971	54,276
*	Dycom Industries Inc.	718,200	54,238
	Trinity Industries Inc.	2,028,477	53,531
*	Pluralsight Inc. Class A	2,550,633	53,461
	Albany International Corp. Class A	727,201	53,391
	Maxar Technologies Inc.	1,375,221	53,070
*	Beacon Roofing Supply Inc.	1,307,644	52,554
*	Navistar International Corp.	1,179,355	51,844
*	Allegheny Technologies Inc.	3,004,307	50,382
	Forward Air Corp.	650,973	50,021
	Fluor Corp.	2,996,959	47,861
	Cubic Corp.	746,324	46,302
	Mueller Water Products Inc. Class A	3,736,085	46,253
*	Atkore International Group Inc.	1,123,593	46,191
*	Meritor Inc.	1,628,474	45,451
*	AeroVironment Inc.	514,314	44,694
*	Vicor Corp.	484,329	44,665
	Belden Inc.	1,058,340	44,344
	O-I Glass Inc.	3,726,212	44,342
	Comfort Systems USA Inc.	818,801	43,118
*	Hub Group Inc. Class A	753,678	42,960
*	Air Transport Services Group Inc.	1,340,989	42,027
	Otter Tail Corp.	971,738	41,406
*	Verra Mobility Corp. Class A	3,066,692	41,155
*,1	Velodyne Lidar Inc.	1,797,301	41,014
*	Welbilt Inc.	3,020,958	39,877
*	Kratos Defense & Security Solutions Inc.	1,451,377	39,811
*	JELD-WEN Holding Inc.	1,548,854	39,279
*	Herc Holdings Inc.	586,758	38,967
	McGrath RentCorp	568,926	38,175
	Kaman Corp.	654,335	37,382
	EnPro Industries Inc.	485,022	36,629
	Helios Technologies Inc.	682,579	36,375
*,1	Hyliion Holdings Corp.	2,186,207	36,029
*	Atlas Air Worldwide Holdings Inc.	655,798	35,767
*	OSI Systems Inc.	381,012	35,518
*	Sykes Enterprises Inc.	934,614	35,207
	Lindsay Corp.	256,494	32,949
17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Cimpress plc	368,872	32,365
*	TriMas Corp.	1,019,165	32,277
	TTEC Holdings Inc.	441,843	32,224
	Enerpac Tool Group Corp. Class A	1,412,455	31,936
*	Huron Consulting Group Inc.	539,868	31,825
*,1	Nikola Corp.	2,047,436	31,244
	Tennant Co.	441,670	30,992
	Astec Industries Inc.	533,740	30,893
	Schneider National Inc. Class B	1,450,901	30,034
*,1	Advantage Solutions Inc.	2,263,044	29,804
	Primoris Services Corp.	1,077,758	29,757
*	Cardtronics plc Class A	841,769	29,714
*	FARO Technologies Inc.	420,008	29,665
*	Evo Payments Inc. Class A	1,094,656	29,567
	Granite Construction Inc.	1,100,757	29,401
*	GMS Inc.	958,687	29,221
	AZZ Inc.	615,885	29,218
	Deluxe Corp.	989,100	28,882
	AAR Corp.	790,994	28,650
	Greenbrier Cos. Inc.	786,044	28,596
*	Ferro Corp.	1,939,619	28,377
	ADT Inc.	3,597,930	28,244
	Encore Wire Corp.	462,050	27,986
	Raven Industries Inc.	843,706	27,918
	Greif Inc. Class A	592,298	27,767
	MTS Systems Corp.	455,155	26,472
	Griffon Corp.	1,258,849	25,655
	ArcBest Corp.	569,633	24,306
	H&E Equipment Services Inc.	764,204	22,781
*	Parsons Corp.	595,352	21,677
	Standex International Corp.	277,304	21,497
	Wabash National Corp.	1,246,423	21,476
	Heartland Express Inc.	1,144,156	20,709
	Kforce Inc.	465,640	19,599
*	SEACOR Holdings Inc.	470,247	19,492
*	Vivint Smart Home Inc.	936,417	19,431
*	Conduent Inc.	4,041,999	19,402
	Apogee Enterprises Inc.	610,164	19,330
*	American Woodmark Corp.	200,426	18,810
*	CIRCOR International Inc.	486,058	18,684
	Quanex Building Products Corp.	797,570	17,682
	Kelly Services Inc. Class A	799,803	16,452
	Gorman-Rupp Co.	506,530	16,437
*	TrueBlue Inc.	833,082	15,570
*	BrightView Holdings Inc.	1,016,335	15,367
*	Pactiv Evergreen Inc.	838,196	15,205
	Hyster-Yale Materials Handling Inc.	251,447	14,974
*	Gates Industrial Corp. plc	1,058,510	13,507
*	Aegion Corp. Class A	711,273	13,507
*	Tutor Perini Corp.	991,345	12,838
*	Thermon Group Holdings Inc.	803,716	12,562
	Greif Inc. Class B	182,884	8,848
	Kronos Worldwide Inc.	561,793	8,376
*	GreenSky Inc. Class A	1,630,638	7,550
	Triumph Group Inc.	597,453	7,504
	REV Group Inc.	613,430	5,404
	International Seaways Inc.	287,387	4,693
			21,253,715
Other (0.00%)[4]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,792,706	1,578
18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,2	Spirit MTA REIT	529,410	142
*,2	Media General Inc. CVR	2,475,062	96
*,2	First Eagle Private Credit LLC CVR	651,238	60
*,2	Clinical Data Care CVR	297,875	—
			1,876
Real Estate (8.41%)
	VICI Properties Inc.	12,736,529	324,781
	Medical Properties Trust Inc.	12,722,579	277,225
	Equity LifeStyle Properties Inc.	3,892,617	246,636
	Gaming & Leisure Properties Inc.	5,240,781	222,209
	CyrusOne Inc.	2,858,600	209,107
	Americold Realty Trust	5,285,280	197,299
	Omega Healthcare Investors Inc.	5,387,458	195,672
	American Homes 4 Rent Class A	6,367,707	191,031
	STORE Capital Corp.	5,608,690	190,583
*	RealPage Inc.	2,176,006	189,835
*	Jones Lang LaSalle Inc.	1,216,996	180,566
	Lamar Advertising Co. Class A	2,049,358	170,548
	National Retail Properties Inc.	4,123,846	168,748
	Vornado Realty Trust	4,312,725	161,037
*	Redfin Corp.	2,305,423	158,221
	Kilroy Realty Corp.	2,735,962	157,044
	CubeSmart	4,636,423	155,830
	Federal Realty Investment Trust	1,795,345	152,820
	Rexford Industrial Realty Inc.	3,080,240	151,271
	Kimco Realty Corp.	9,753,955	146,407
	Healthcare Trust of America Inc. Class A	5,191,145	142,964
	American Campus Communities Inc.	3,266,990	139,729
*	Apartment Income REIT Corp.	3,594,224	138,054
	Life Storage Inc.	1,154,223	137,803
	EastGroup Properties Inc.	939,054	129,646
	First Industrial Realty Trust Inc.	3,064,465	129,106
	CoreSite Realty Corp.	1,015,525	127,225
	Host Hotels & Resorts Inc.	8,358,357	122,283
	Cousins Properties Inc.	3,526,123	118,125
	STAG Industrial Inc.	3,735,434	116,994
	Brixmor Property Group Inc.	7,026,935	116,296
	Douglas Emmett Inc.	3,955,941	115,434
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,695,971	107,575
	Spirit Realty Capital Inc.	2,578,941	103,596
	SL Green Realty Corp.	1,720,040	102,480
	VEREIT Inc.	2,590,160	97,882
	Highwoods Properties Inc.	2,467,386	97,782
	Innovative Industrial Properties Inc.	525,764	96,283
	Park Hotels & Resorts Inc.	5,583,414	95,756
	Healthcare Realty Trust Inc.	3,228,911	95,576
	Rayonier Inc.	3,237,386	95,114
	Terreno Realty Corp.	1,621,378	94,867
	QTS Realty Trust Inc. Class A	1,526,572	94,464
	JBG SMITH Properties	2,983,677	93,300
	Regency Centers Corp.	2,012,081	91,731
	Physicians Realty Trust	4,942,856	87,983
	Agree Realty Corp.	1,313,728	87,468
	Hudson Pacific Properties Inc.	3,611,658	86,752
	Sabra Health Care REIT Inc.	4,907,444	85,242
*	Howard Hughes Corp.	1,044,124	82,413
	Ryman Hospitality Properties Inc.	1,173,671	79,528
	PotlatchDeltic Corp.	1,507,063	75,383
	Equity Commonwealth	2,745,296	74,892
	Lexington Realty Trust	6,561,957	69,688
19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	National Health Investors Inc.	1,006,906	69,648
	Corporate Office Properties Trust	2,657,635	69,311
	Outfront Media Inc.	3,420,170	66,899
	PS Business Parks Inc.	489,547	65,046
	Apple Hospitality REIT Inc.	5,021,583	64,829
	Uniti Group Inc.	5,523,456	64,790
	Weingarten Realty Investors	2,887,959	62,582
	Pebblebrook Hotel Trust	3,100,028	58,281
	Sunstone Hotel Investors Inc.	5,111,445	57,913
	EPR Properties	1,767,226	57,435
	RLJ Lodging Trust	3,908,177	55,301
	Colony Capital Inc.	11,406,942	54,867
	Kennedy-Wilson Holdings Inc.	2,855,009	51,076
	CareTrust REIT Inc.	2,268,919	50,325
	Piedmont Office Realty Trust Inc. Class A	2,980,147	48,368
	Brandywine Realty Trust	4,033,836	48,043
	National Storage Affiliates Trust	1,314,726	47,370
	Service Properties Trust	3,906,040	44,880
	Retail Properties of America Inc. Class A	5,077,348	43,462
	Washington REIT	1,946,847	42,110
	Xenia Hotels & Resorts Inc.	2,694,384	40,955
	Paramount Group Inc.	4,418,875	39,947
	Columbia Property Trust Inc.	2,719,258	38,994
*	DiamondRock Hospitality Co.	4,726,461	38,993
*	Cushman & Wakefield plc	2,618,156	38,827
	Empire State Realty Trust Inc. Class A	4,037,092	37,626
	SITE Centers Corp.	3,651,108	36,949
	Global Net Lease Inc.	2,112,788	36,213
	LTC Properties Inc.	926,660	36,056
	Industrial Logistics Properties Trust	1,540,187	35,871
*	Realogy Holdings Corp.	2,731,728	35,840
	Retail Opportunity Investments Corp.	2,645,420	35,422
[1]	Macerich Co.	3,181,726	33,949
	Urban Edge Properties	2,621,735	33,925
	American Assets Trust Inc.	1,138,494	32,880
	Kite Realty Group Trust	1,984,054	29,681
	St. Joe Co.	695,544	29,526
	Acadia Realty Trust	2,031,443	28,826
	Alexander & Baldwin Inc.	1,617,853	27,795
	Safehold Inc.	380,277	27,566
	Newmark Group Inc. Class A	3,569,982	26,025
	Office Properties Income Trust	1,139,800	25,896
[1]	GEO Group Inc.	2,727,591	24,166
	Getty Realty Corp.	865,090	23,825
	Diversified Healthcare Trust	5,622,967	23,167
	Mack-Cali Realty Corp.	1,812,435	22,583
	Centerspace	312,495	22,075
*	Marcus & Millichap Inc.	560,528	20,868
[1]	Tanger Factory Outlet Centers Inc.	2,094,771	20,864
	American Finance Trust Inc.	2,641,902	19,629
	Universal Health Realty Income Trust	290,832	18,692
	Apartment Investment & Management Co. Class A	3,518,094	18,576
	CoreCivic Inc.	2,827,722	18,522
	Front Yard Residential Corp.	1,138,845	18,449
	Broadstone Net Lease Inc. Class A	874,020	17,113
	RPT Realty	1,898,979	16,426
	Colony Credit Real Estate Inc.	2,040,588	15,304
	RMR Group Inc. Class A	372,959	14,404
	Alexander's Inc.	49,632	13,765
[1]	Brookfield Property REIT Inc. Class A	834,433	12,466
*,1	Seritage Growth Properties Class A	795,040	11,671
20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Summit Hotel Properties Inc.	1,279,753	11,531
	Franklin Street Properties Corp.	2,351,552	10,276
	Saul Centers Inc.	310,442	9,835
*	Forestar Group Inc.	407,121	8,216
	Urstadt Biddle Properties Inc. Class A	371,587	5,251
*	Zillow Group Inc. Class C	2,019	262
*	Zillow Group Inc. Class A	582	79
	Urstadt Biddle Properties Inc.	5,553	67
			9,644,664
Technology (13.97%)
*	MongoDB Inc.	1,256,742	451,221
	Monolithic Power Systems Inc.	1,016,673	372,336
*	Ceridian HCM Holding Inc.	3,154,804	336,176
*	Zendesk Inc.	2,268,303	324,640
*	ON Semiconductor Corp.	9,759,496	319,428
	Entegris Inc.	3,203,841	307,889
*	Avalara Inc.	1,815,285	299,322
*	PTC Inc.	2,492,094	298,079
*	Nuance Communications Inc.	6,714,341	296,035
*	Cree Inc.	2,616,530	277,091
*	Five9 Inc.	1,564,477	272,845
*	Guidewire Software Inc.	1,987,341	255,830
	Teradyne Inc.	1,970,388	236,230
	Universal Display Corp.	1,006,297	231,247
*	Anaplan Inc.	2,983,171	214,341
*	Elastic NV	1,440,552	210,508
*	Aspen Technology Inc.	1,606,282	209,218
*	HubSpot Inc.	516,964	204,945
*	Inphi Corp.	1,235,916	198,327
*,1	Fastly Inc. Class A	2,185,524	190,949
*	Smartsheet Inc. Class A	2,716,886	188,253
*	Dynatrace Inc.	4,347,859	188,132
*	II-VI Inc.	2,459,878	186,852
*	Proofpoint Inc.	1,368,572	186,687
*	Cloudflare Inc. Class A	2,357,454	179,143
	Leidos Holdings Inc.	1,690,248	177,679
*	Arrow Electronics Inc.	1,793,139	174,472
*	Grubhub Inc.	2,199,148	163,331
*	Blackline Inc.	1,221,557	162,931
*	Manhattan Associates Inc.	1,506,880	158,494
*	Alteryx Inc. Class A	1,281,618	156,088
	DXC Technology Co.	6,030,352	155,282
	CDK Global Inc.	2,888,866	149,730
*	CACI International Inc. Class A	598,951	149,336
*	Lattice Semiconductor Corp.	3,228,698	147,939
*	Nutanix Inc. Class A	4,612,689	147,006
*	Q2 Holdings Inc.	1,150,332	145,552
*,1	Appian Corp. Class A	897,112	145,413
	Jabil Inc.	3,193,462	135,818
*	Silicon Laboratories Inc.	1,039,394	132,356
	Science Applications International Corp.	1,379,852	130,589
*	Pure Storage Inc. Class A	5,721,112	129,354
*	F5 Networks Inc.	730,410	128,508
	Pegasystems Inc.	956,583	127,474
*	Everbridge Inc.	828,762	123,544
	National Instruments Corp.	2,803,680	123,194
	Brooks Automation Inc.	1,750,132	118,746
*	FireEye Inc.	5,133,090	118,369
*	Varonis Systems Inc.	714,710	116,934
*	NCR Corp.	3,054,719	114,766
21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Cirrus Logic Inc.	1,375,116	113,035
*	Semtech Corp.	1,545,109	111,387
	Power Integrations Inc.	1,348,725	110,407
*	LiveRamp Holdings Inc.	1,493,759	109,328
*	Sailpoint Technologies Holdings Inc.	2,048,394	109,056
*	Alarm.com Holdings Inc.	1,048,497	108,467
*	Rapid7 Inc.	1,168,089	105,315
	CMC Materials Inc.	689,813	104,369
	Vertiv Holdings Co. Class A	5,451,599	101,781
*	Change Healthcare Inc.	5,412,877	100,950
*	J2 Global Inc.	1,028,134	100,438
*	Envestnet Inc.	1,214,821	99,968
*	Concentrix Corp.	978,296	96,558
*	Qualys Inc.	786,096	95,802
*	Verint Systems Inc.	1,395,056	93,720
*	Novanta Inc.	791,994	93,630
*	SPS Commerce Inc.	836,604	90,847
*	Cerence Inc.	887,642	89,190
*	LivePerson Inc.	1,427,519	88,835
*	Advanced Energy Industries Inc.	907,284	87,979
	Xerox Holdings Corp.	3,764,577	87,301
*	New Relic Inc.	1,299,618	84,995
*	Tenable Holdings Inc.	1,589,537	83,069
*	Diodes Inc.	1,172,450	82,658
	Avnet Inc.	2,345,331	82,345
	SYNNEX Corp.	978,596	79,697
*	Schrodinger Inc.	1,001,654	79,311
*	Synaptics Inc.	819,242	78,975
*	FormFactor Inc.	1,831,713	78,800
	Perspecta Inc.	3,245,597	78,154
*	Upwork Inc.	2,171,552	74,962
*	Workiva Inc. Class A	802,921	73,564
*	Ambarella Inc.	778,574	71,489
*	Cloudera Inc.	5,135,852	71,440
*	Appfolio Inc. Class A	385,823	69,464
*	SVMK Inc.	2,693,490	68,819
*	Rogers Corp.	442,105	68,654
*	Fabrinet	874,555	67,857
	Blackbaud Inc.	1,174,176	67,586
*	Cargurus Inc.	2,120,394	67,280
*	MicroStrategy Inc. Class A	172,112	66,874
*	Covetrus Inc.	2,264,321	65,077
	Vishay Intertechnology Inc.	3,140,067	65,031
*	Cornerstone OnDemand Inc.	1,454,224	64,044
*	Box Inc. Class A	3,543,278	63,956
*,1	Medallia Inc.	1,918,954	63,748
*	Insight Enterprises Inc.	831,229	63,248
*	Dun & Bradstreet Holdings Inc.	2,507,429	62,435
*	MACOM Technology Solutions Holdings Inc.	1,127,465	62,056
*	MaxLinear Inc.	1,582,976	60,454
*	Altair Engineering Inc. Class A	1,024,565	59,609
*	CommVault Systems Inc.	1,061,412	58,770
*	Teradata Corp.	2,461,826	55,317
*	Bandwidth Inc. Class A	356,585	54,796
*	Yelp Inc. Class A	1,665,989	54,428
*	Bottomline Technologies DE Inc.	1,017,208	53,648
*	Plexus Corp.	682,962	53,414
	Xperi Holding Corp.	2,504,503	52,344
*	Allscripts Healthcare Solutions Inc.	3,557,578	51,371
*	PagerDuty Inc.	1,222,864	50,993
	Progress Software Corp.	1,070,137	48,359
22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Rambus Inc.	2,700,098	47,144
*	PROS Holdings Inc.	926,377	47,032
*	Sanmina Corp.	1,464,883	46,715
*	NetScout Systems Inc.	1,669,530	45,779
*,1	C3.ai Inc. Class A	329,518	45,721
	NIC Inc.	1,509,105	38,980
*	Yext Inc.	2,401,431	37,750
	Switch Inc. Class A	2,258,929	36,979
	Shutterstock Inc.	513,986	36,853
*	Avaya Holdings Corp.	1,873,888	35,885
	CSG Systems International Inc.	741,172	33,405
*	Zuora Inc. Class A	2,393,616	33,343
*	TTM Technologies Inc.	2,397,107	33,068
*	Super Micro Computer Inc.	1,039,560	32,912
	Methode Electronics Inc.	841,239	32,203
*	Vroom Inc.	769,239	31,516
	Amkor Technology Inc.	2,006,521	30,258
*	Eventbrite Inc. Class A	1,640,245	29,688
*,1	3D Systems Corp.	2,801,042	29,355
*	Unisys Corp.	1,415,740	27,862
*	nLight Inc.	849,024	27,721
*	Ping Identity Holding Corp.	879,954	25,202
	Pitney Bowes Inc.	4,090,076	25,195
*,1	BigCommerce Holdings Inc.	379,041	24,315
	Ebix Inc.	622,356	23,631
*,1	nCino Inc.	322,403	23,345
*	CEVA Inc.	510,954	23,248
	Benchmark Electronics Inc.	860,323	23,237
*	Groupon Inc. Class A	593,768	22,560
*	SolarWinds Corp.	1,490,871	22,289
*	Asana Inc. Class A	699,201	20,661
*	Jamf Holding Corp.	689,658	20,635
*,1	JFrog Ltd.	324,570	20,393
*,1	Duck Creek Technologies Inc.	463,860	20,085
*	Vertex Inc. Class A	564,246	19,664
*	Veeco Instruments Inc.	1,110,573	19,280
*	Sprout Social Inc. Class A	410,374	18,635
*	Allegro MicroSystems Inc.	688,151	18,346
*	Blucora Inc.	1,108,585	17,638
*	Virtusa Corp.	341,236	17,447
*	ScanSource Inc.	615,362	16,233
*	Datto Holding Corp.	575,712	15,544
*	Endurance International Group Holdings Inc.	1,535,045	14,506
*,1	Rackspace Technology Inc.	728,253	13,880
	McAfee Corp. Class A	746,396	12,457
*	Forrester Research Inc.	275,465	11,542
*,1	Sumo Logic Inc.	357,355	10,213
*	Diebold Nixdorf Inc.	890,509	9,493
*	MediaAlpha Inc. Class A	194,801	7,611
*	Sciplay Corp. Class A	548,770	7,600
*	Benefitfocus Inc.	351,493	5,090
*	SecureWorks Corp. Class A	146,036	2,077
	Bentley Systems Inc. Class B	20,451	828
			16,019,132
Telecommunications (1.50%)
	Cable One Inc.	128,624	286,538
*	Ciena Corp.	3,658,993	193,378
*	Lumentum Holdings Inc.	1,790,298	169,720
*	Iridium Communications Inc.	2,840,226	111,692
	Juniper Networks Inc.	3,913,573	88,095
23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	8x8 Inc.	2,396,328	82,601
*	Viavi Solutions Inc.	5,421,677	81,190
*	Vonage Holdings Corp.	5,593,771	72,020
*	Acacia Communications Inc.	901,294	65,758
*	CommScope Holding Co. Inc.	4,698,577	62,961
	Cogent Communications Holdings Inc.	1,006,396	60,253
*	ViaSat Inc.	1,517,297	49,540
	Shenandoah Telecommunications Co.	1,120,678	48,469
	InterDigital Inc.	728,433	44,201
	Telephone & Data Systems Inc.	2,280,181	42,343
	Ubiquiti Inc.	148,558	41,375
*	Infinera Corp.	3,880,864	40,671
*,1	fuboTV Inc.	1,281,133	35,872
*	NETGEAR Inc.	690,829	28,068
*	EchoStar Corp. Class A	1,156,525	24,507
	Plantronics Inc.	864,535	23,368
	ADTRAN Inc.	1,170,020	17,281
*	WideOpenWest Inc.	1,223,758	13,058
*	United States Cellular Corp.	386,541	11,863
	ATN International Inc.	252,434	10,542
	Loral Space & Communications Inc.	313,804	6,587
*,1	Globalstar Inc.	15,204,332	5,148
*,1	Gogo Inc.	451,677	4,350
*	Liberty Broadband Corp. Class C	1	—
			1,721,449
Utilities (3.02%)
*	Sunrun Inc.	4,449,757	308,724
	Atmos Energy Corp.	2,990,962	285,427
	Essential Utilities Inc.	5,824,255	275,429
	UGI Corp.	4,943,334	172,819
	OGE Energy Corp.	4,743,635	151,132
*	Stericycle Inc.	2,170,540	150,484
	IDACORP Inc.	1,197,765	115,021
	NRG Energy Inc.	2,901,127	108,937
	Pinnacle West Capital Corp.	1,337,318	106,919
	ONE Gas Inc.	1,259,802	96,715
	Ormat Technologies Inc.	1,047,420	94,561
	PNM Resources Inc.	1,892,769	91,856
	Black Hills Corp.	1,488,407	91,463
	Portland General Electric Co.	2,122,360	90,773
*	Clean Harbors Inc.	1,179,026	89,724
	National Fuel Gas Co.	2,157,510	88,738
	Hawaiian Electric Industries Inc.	2,461,428	87,110
	New Jersey Resources Corp.	2,271,155	80,740
	ALLETE Inc.	1,232,019	76,311
	Southwest Gas Holdings Inc.	1,240,449	75,357
	Spire Inc.	1,160,700	74,331
*	Casella Waste Systems Inc. Class A	1,186,450	73,501
	NorthWestern Corp.	1,199,998	69,972
	American States Water Co.	875,174	69,585
*	Evoqua Water Technologies Corp.	2,520,774	68,010
	Avista Corp.	1,631,398	65,484
	California Water Service Group	1,179,728	63,741
	Clearway Energy Inc. Class C	1,916,085	61,181
	MGE Energy Inc.	855,915	59,940
	South Jersey Industries Inc.	2,383,995	51,375
	Covanta Holding Corp.	2,804,576	36,824
*	Sunnova Energy International Inc.	805,186	36,338
*	Harsco Corp.	1,863,616	33,508
	Northwest Natural Holding Co.	720,300	33,127
24

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2020
			Shares	Market Value ($000)
	Clearway Energy Inc. Class A		841,549	24,868
				3,460,025
Total Common Stocks (Cost $77,867,616)				114,058,362
		Coupon
Temporary Cash Investments (1.95%)
Money Market Fund (1.95%)
[5,6]	Vanguard Market Liquidity Fund (Cost $2,229,612)	0.111%	22,300,224	2,230,022
Total Investments (101.44%) (Cost $80,097,228)				116,288,384
Other Assets and Liabilities—Net (-1.44%)				(1,645,394)
Net Assets (100%)				114,642,990
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,449,969,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $58,373,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,556,061,000 was received for securities on loan, of which $1,543,533,000 is held in Vanguard Market Liquidity Fund and $12,528,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
Common Stocks (99.85%)
Basic Materials (1.27%)
	Royal Gold Inc.	1,011,653	107,600
*	RBC Bearings Inc.	367,277	65,757
	Balchem Corp.	499,592	57,563
	NewMarket Corp.	134,556	53,592
	Quaker Chemical Corp.	206,408	52,302
*	Ingevity Corp.	637,573	48,283
*,1	MP Materials Corp.	662,506	21,313
	GrafTech International Ltd.	1,856,101	19,786
	American Vanguard Corp.	396,130	6,148
*	Century Aluminum Co.	377,536	4,164
			436,508
Consumer Discretionary (14.60%)
*	Caesars Entertainment Inc.	3,050,871	226,588
	Pool Corp.	588,211	219,109
*	Penn National Gaming Inc.	2,275,065	196,497
*	Etsy Inc.	972,004	172,929
*	Chegg Inc.	1,886,435	170,402
*	Bright Horizons Family Solutions Inc.	933,772	161,533
*	Zynga Inc. Class A	15,802,540	155,971
*	Five Below Inc.	861,045	150,666
*	Floor & Decor Holdings Inc. Class A	1,523,385	141,446
*	IAA Inc.	2,073,170	134,715
*	Burlington Stores Inc.	510,776	133,593
	Gentex Corp.	3,777,946	128,186
*	Liberty Media Corp.-Liberty Formula One Class C	2,982,040	127,035
*	SiteOne Landscape Supply Inc.	682,026	108,190
*	RH	240,695	107,716
	Churchill Downs Inc.	547,518	106,651
*	Planet Fitness Inc. Class A	1,261,621	97,940
	Dolby Laboratories Inc. Class A	990,124	96,171
	Vail Resorts Inc.	310,275	86,554
*	YETI Holdings Inc.	1,208,374	82,737
*	Tempur Sealy International Inc.	3,021,555	81,582
	Texas Roadhouse Inc. Class A	1,017,584	79,534
*	Skechers U.S.A. Inc. Class A	2,090,598	75,136
	Nexstar Media Group Inc. Class A	644,498	70,373
*	Ollie's Bargain Outlet Holdings Inc.	856,326	70,022
*	Fox Factory Holding Corp.	642,594	67,929
*	Grand Canyon Education Inc.	721,925	67,218
*	frontdoor Inc.	1,319,261	66,240
*	Deckers Outdoor Corp.	216,295	62,029
*	Crocs Inc.	987,519	61,878
	Wingstop Inc.	458,192	60,733
	Choice Hotels International Inc.	556,492	59,394
*	National Vision Holdings Inc.	1,247,392	56,494
*	Madison Square Garden Sports Corp.	287,242	52,881
*	Stamps.com Inc.	267,507	52,482
*,1	Stitch Fix Inc. Class A	890,314	52,279
*	Scientific Games Corp.	1,248,669	51,807
*	Boyd Gaming Corp.	1,205,309	51,732
	LCI Industries	367,858	47,704
*	Shake Shack Inc. Class A	562,340	47,675
	Columbia Sportswear Co.	510,299	44,590
	Six Flags Entertainment Corp.	1,246,988	42,522
*	2U Inc.	1,057,360	42,305
	Papa John's International Inc.	483,542	41,029
*	Sonos Inc.	1,655,687	38,727
*	Dorman Products Inc.	423,876	36,801
26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Selectquote Inc.	1,757,478	36,468
	Strategic Education Inc.	377,111	35,950
*,1	iRobot Corp.	434,546	34,890
*	Digital Turbine Inc.	615,610	34,819
	World Wrestling Entertainment Inc. Class A	721,606	34,673
*	Gentherm Inc.	505,280	32,954
*	Madison Square Garden Entertainment Corp.	301,916	31,713
	Jack in the Box Inc.	331,925	30,803
*	Visteon Corp.	214,801	26,962
	Monro Inc.	486,501	25,931
*	Fitbit Inc. Class A	3,763,066	25,589
*	SeaWorld Entertainment Inc.	783,944	24,765
	Red Rock Resorts Inc. Class A	985,596	24,679
	Steven Madden Ltd.	612,082	21,619
*	Hilton Grand Vacations Inc.	654,897	20,531
	Allegiant Travel Co. Class A	107,075	20,263
	Dave & Buster's Entertainment Inc.	659,574	19,800
*	LGI Homes Inc.	173,691	18,385
	Callaway Golf Co.	723,754	17,377
*	RealReal Inc.	883,940	17,272
*	Sleep Number Corp.	202,841	16,605
	Camping World Holdings Inc. Class A	591,017	15,396
*,1	Lordstown Motors Corp.	759,716	15,240
*	Liberty Media Corp.-Liberty Formula One Class A	377,872	14,355
*	ANGI Homeservices Inc. Class A	1,078,981	14,237
*,1	Fisker Inc.	954,012	13,976
	EW Scripps Co. Class A	857,280	13,108
*	Revolve Group Inc.	396,060	12,345
*	Cavco Industries Inc.	63,602	11,159
*	Quotient Technology Inc.	1,120,065	10,551
*	Leslie's Inc.	358,621	9,952
	Levi Strauss & Co. Class A	458,575	9,208
*	WW International Inc.	366,653	8,946
*	elf Beauty Inc.	353,169	8,896
	Inter Parfums Inc.	133,430	8,071
*,1	Corsair Gaming Inc.	211,527	7,662
*	Overstock.com Inc.	155,811	7,474
*	Stride Inc.	303,520	6,444
*,1	Academy Sports & Outdoors Inc.	275,814	5,718
*,1	Revlon Inc. Class A	122,685	1,458
*,1	ContextLogic Inc. Class A	22,341	408
			5,032,377
Consumer Staples (2.30%)
*	Boston Beer Co. Inc. Class A	137,835	137,048
	Casey's General Stores Inc.	569,386	101,704
*	Post Holdings Inc.	914,101	92,333
*,1	Beyond Meat Inc.	724,592	90,574
*	Freshpet Inc.	595,147	84,505
	WD-40 Co.	211,075	56,078
*	Simply Good Foods Co.	1,325,026	41,553
	J & J Snack Foods Corp.	219,697	34,134
	Lancaster Colony Corp.	148,220	27,233
	Sanderson Farms Inc.	154,638	20,443
	Coca-Cola Consolidated Inc.	71,434	19,021
	Utz Brands Inc.	776,154	17,122
	Medifast Inc.	86,025	16,890
[1]	National Beverage Corp.	179,352	15,227
*	USANA Health Sciences Inc.	194,254	14,977
*	BellRing Brands Inc. Class A	606,583	14,746
27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Vital Farms Inc.	182,013	4,607
*	Hydrofarm Holdings Group Inc.	59,926	3,151
			791,346
Energy (3.09%)
*	Enphase Energy Inc.	1,753,013	307,601
*	Plug Power Inc.	6,993,778	237,159
	Cabot Oil & Gas Corp.	6,146,795	100,070
*	First Solar Inc.	693,687	68,620
	Parsley Energy Inc. Class A	4,671,180	66,331
	New Fortress Energy Inc. Class A	1,074,680	57,592
*	Array Technologies Inc.	1,175,251	50,700
*	WPX Energy Inc.	6,060,429	49,393
*	PDC Energy Inc.	1,532,843	31,469
*	ChampionX Corp.	1,537,150	23,518
*	Matador Resources Co.	1,707,571	20,593
	Cactus Inc. Class A	731,497	19,070
	Liberty Oilfield Services Inc. Class A	1,124,304	11,592
*	NexTier Oilfield Solutions Inc.	2,473,499	8,509
*	Dril-Quip Inc.	269,962	7,996
*	Oceaneering International Inc.	763,916	6,073
*,1	Transocean Ltd.	12,311	29
	Patterson-UTI Energy Inc.	3,755	20
*	ProPetro Holding Corp.	1,808	13
			1,066,348
Financials (3.63%)
	Erie Indemnity Co. Class A	391,567	96,169
	Morningstar Inc.	363,087	84,080
	Tradeweb Markets Inc. Class A	1,195,416	74,654
	Pinnacle Financial Partners Inc.	1,110,306	71,504
	Kinsale Capital Group Inc.	332,464	66,536
	Alleghany Corp.	103,369	62,403
*,1	Credit Acceptance Corp.	149,393	51,711
*,1	LendingTree Inc.	172,262	47,164
	Pacific Premier Bancorp Inc.	1,458,401	45,692
	Western Alliance Bancorp	698,092	41,851
	Ameris Bancorp	1,019,962	38,830
	Virtu Financial Inc. Class A	1,518,176	38,212
	Essent Group Ltd.	825,279	35,652
	Independent Bank Group Inc.	567,659	35,490
	Hamilton Lane Inc. Class A	431,523	33,680
*	eXp World Holdings Inc.	485,852	30,667
	Goosehead Insurance Inc. Class A	245,500	30,629
*	Trupanion Inc.	246,945	29,562
*	Open Lending Corp. Class A	838,150	29,302
	ServisFirst Bancshares Inc.	708,729	28,555
	Cohen & Steers Inc.	369,591	27,461
	Sterling Bancorp	1,503,750	27,037
	Houlihan Lokey Inc. Class A	394,383	26,514
*	Eastern Bankshares Inc.	1,435,793	23,418
*	Focus Financial Partners Inc. Class A	507,077	22,058
*,1	GCM Grosvenor Inc. Class A	1,328,104	17,690
	TFS Financial Corp.	862,687	15,209
	Redwood Trust Inc.	1,722,086	15,120
*	Palomar Holdings Inc.	166,854	14,823
	National Bank Holdings Corp. Class A	448,150	14,681
*	eHealth Inc.	189,245	13,363
*,1	Lemonade Inc.	108,772	13,324
	Kearny Financial Corp.	1,240,381	13,098
	PJT Partners Inc. Class A	164,239	12,359
*	GoHealth Inc. Class A	647,587	8,846
28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Root Inc. Class A	410,910	6,455
*,1	Upstart Holdings Inc.	83,886	3,418
*	Assetmark Financial Holdings Inc.	139,281	3,371
*	StepStone Group Inc. Class A	362	14
	GAMCO Investors Inc. Class A	111	2
			1,250,604
Health Care (24.74%)
*	Catalent Inc.	2,539,401	264,275
*	Horizon Therapeutics plc	3,402,926	248,924
*	Novocure Ltd.	1,334,109	230,854
*	Avantor Inc.	7,579,280	213,357
*	Masimo Corp.	763,918	205,020
*	Sarepta Therapeutics Inc.	1,155,990	197,085
	Bio-Techne Corp.	595,262	189,025
*	Bio-Rad Laboratories Inc. Class A	324,248	189,017
*	Guardant Health Inc.	1,310,213	168,860
*	Amedisys Inc.	505,829	148,375
*	Repligen Corp.	730,133	139,915
*	Neurocrine Biosciences Inc.	1,440,660	138,087
	Chemed Corp.	245,934	130,987
*	Insulet Corp.	508,263	129,927
*	Ultragenyx Pharmaceutical Inc.	914,780	126,633
	STERIS plc	657,688	124,658
*	PRA Health Sciences Inc.	989,321	124,100
	PerkinElmer Inc.	863,255	123,877
*	Natera Inc.	1,184,583	117,890
*	Ionis Pharmaceuticals Inc.	2,048,531	115,824
*	Arrowhead Pharmaceuticals Inc.	1,505,293	115,501
*,1	Invitae Corp.	2,588,278	108,216
*	Acceleron Pharma Inc.	836,045	106,964
*	Adaptive Biotechnologies Corp.	1,792,693	106,002
*	iRhythm Technologies Inc.	445,151	105,594
*	Fate Therapeutics Inc.	1,143,379	103,967
*	Quidel Corp.	551,301	99,041
*	LHC Group Inc.	462,680	98,699
*	ACADIA Pharmaceuticals Inc.	1,838,597	98,291
*	Blueprint Medicines Corp.	859,286	96,369
*	Exelixis Inc.	4,784,528	96,025
*	Charles River Laboratories International Inc.	383,468	95,813
*	Haemonetics Corp.	782,975	92,978
*	Amicus Therapeutics Inc.	4,017,291	92,759
*,1	Halozyme Therapeutics Inc.	2,084,016	89,008
*	NeoGenomics Inc.	1,626,404	87,566
*	Nevro Corp.	504,416	87,314
*	Tandem Diabetes Care Inc.	911,057	87,170
*	Twist Bioscience Corp.	590,620	83,449
	Bruker Corp.	1,534,104	83,041
*	HealthEquity Inc.	1,185,465	82,639
*	Penumbra Inc.	466,964	81,719
*	Omnicell Inc.	651,836	78,233
*	Globus Medical Inc. Class A	1,175,733	76,681
*	Inspire Medical Systems Inc.	394,458	74,194
*,1	Allakos Inc.	525,861	73,621
*	Integra LifeSciences Holdings Corp.	1,103,552	71,643
*	Syneos Health Inc.	1,041,759	70,975
*	Arena Pharmaceuticals Inc.	895,968	68,837
*	Editas Medicine Inc.	960,450	67,337
*	ICU Medical Inc.	307,016	65,852
*	Emergent BioSolutions Inc.	734,689	65,828
*	Neogen Corp.	816,995	64,788
29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	PTC Therapeutics Inc.	1,051,056	64,146
*	Medpace Holdings Inc.	440,701	61,346
	Ensign Group Inc.	795,644	58,018
*	STAAR Surgical Co.	710,950	56,321
*	1Life Healthcare Inc.	1,232,312	53,790
*	Apellis Pharmaceuticals Inc.	935,334	53,501
*	Insmed Inc.	1,572,762	52,357
	Hill-Rom Holdings Inc.	515,911	50,544
*	HMS Holdings Corp.	1,367,781	50,266
*	Glaukos Corp.	659,667	49,647
*	ChemoCentryx Inc.	801,253	49,614
*	Shockwave Medical Inc.	475,686	49,338
*	Alkermes plc	2,450,473	48,887
*	Nektar Therapeutics Class A	2,762,321	46,959
*	FibroGen Inc.	1,265,199	46,926
*	Intellia Therapeutics Inc.	838,297	45,603
*	Merit Medical Systems Inc.	814,606	45,219
*	NuVasive Inc.	792,361	44,634
*	Bluebird Bio Inc.	1,025,402	44,369
*	Corcept Therapeutics Inc.	1,614,575	42,237
*	Agios Pharmaceuticals Inc.	959,707	41,584
*	Global Blood Therapeutics Inc.	954,738	41,350
	Cantel Medical Corp.	522,009	41,166
*,1	Beam Therapeutics Inc.	490,649	40,057
*	Xencor Inc.	887,942	38,741
*	Pacira BioSciences Inc.	637,434	38,144
*	BioTelemetry Inc.	500,862	36,102
*	Intra-Cellular Therapies Inc.	1,113,733	35,417
*	Deciphera Pharmaceuticals Inc.	615,865	35,147
*	Heron Therapeutics Inc.	1,404,963	29,736
*	Silk Road Medical Inc.	469,980	29,599
*	REVOLUTION Medicines Inc.	718,134	28,431
*	Progyny Inc.	666,033	28,233
*	Ironwood Pharmaceuticals Inc. Class A	2,352,567	26,796
*,1	Vir Biotechnology Inc.	984,613	26,368
*	CareDx Inc.	361,156	26,166
*	Inari Medical Inc.	292,280	25,513
	CONMED Corp.	219,869	24,625
*	Allogene Therapeutics Inc.	970,452	24,494
*,1	Ligand Pharmaceuticals Inc.	234,825	23,353
*	Zentalis Pharmaceuticals Inc.	439,751	22,841
*	Multiplan Corp.	2,834,075	22,644
*	Pennant Group Inc.	389,991	22,643
*	REGENXBIO Inc.	489,032	22,183
*	Veracyte Inc.	447,313	21,892
*	Health Catalyst Inc.	493,288	21,473
*	Inovalon Holdings Inc. Class A	1,134,266	20,610
*	Supernus Pharmaceuticals Inc.	770,990	19,398
*	Evolent Health Inc. Class A	1,188,199	19,047
*	Berkeley Lights Inc.	197,818	17,687
*,1	SmileDirectClub Inc.	1,396,130	16,670
*	Option Care Health Inc.	1,005,640	15,728
	Luminex Corp.	678,986	15,698
*	CorVel Corp.	137,741	14,601
*	Maravai LifeSciences Holdings Inc. Class A	519,608	14,575
*	Theravance Biopharma Inc.	787,430	13,993
*	Immunovant Inc.	300,802	13,894
*	Eidos Therapeutics Inc.	103,820	13,661
*	Sangamo Therapeutics Inc.	870,391	13,582
*	Epizyme Inc.	1,249,977	13,575
*	Inogen Inc.	289,385	12,930
30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Alector Inc.	853,388	12,912
*	Radius Health Inc.	716,083	12,789
*,1	PMV Pharmaceuticals Inc.	206,288	12,689
*	Orthofix Medical Inc.	282,688	12,150
*	Atara Biotherapeutics Inc.	605,189	11,880
*,1	American Well Corp. Class A	460,803	11,672
*	AdaptHealth Corp. Class A	310,020	11,644
*,1	Precigen Inc.	1,141,075	11,639
*	Innoviva Inc.	936,456	11,603
*	Relay Therapeutics Inc.	276,878	11,507
*,1	OPKO Health Inc.	2,842,910	11,230
*,1	Accolade Inc.	250,575	10,900
*	Intercept Pharmaceuticals Inc.	431,431	10,656
*	Gossamer Bio Inc.	934,211	9,034
*	Phathom Pharmaceuticals Inc.	266,135	8,841
*	Sotera Health Co.	320,106	8,784
*	HealthStream Inc.	389,887	8,515
*	Certara Inc.	235,245	7,932
*	Kronos Bio Inc.	258,162	7,711
*	Nkarta Inc.	125,375	7,707
*	Prelude Therapeutics Inc.	100,756	7,209
*	Pulmonx Corp.	95,754	6,609
*	Eargo Inc.	146,449	6,564
*,1	Esperion Therapeutics Inc.	214,403	5,575
*	Natus Medical Inc.	260,524	5,221
*	Cerevel Therapeutics Holdings Inc.	292,522	4,850
*	Praxis Precision Medicines Inc.	88,036	4,844
*,1	Allovir Inc.	125,214	4,813
*	Seer Inc.	80,742	4,533
*	Olema Pharmaceuticals Inc.	93,324	4,487
*,1	ZIOPHARM Oncology Inc.	1,648,595	4,154
*	SpringWorks Therapeutics Inc.	56,114	4,069
*	Generation Bio Co.	143,135	4,058
*,1	Atea Pharmaceuticals Inc.	95,930	4,008
*	Spectrum Pharmaceuticals Inc.	1,122,578	3,828
*	Kinnate Biopharma Inc.	94,671	3,766
*,1	Vaxcyte Inc.	117,587	3,124
*,1	Clovis Oncology Inc.	644,707	3,095
*	Rubius Therapeutics Inc.	278,769	2,116
*	Tricida Inc.	232,196	1,637
*	Harmony Biosciences Holdings Inc.	11,184	404
*	Oak Street Health Inc.	4,736	290
*	Outset Medical Inc.	314	18
*	Kymera Therapeutics Inc.	140	9
			8,527,949
Industrials (16.56%)
*	Teledyne Technologies Inc.	568,764	222,944
*	Fair Isaac Corp.	426,160	217,785
	Graco Inc.	2,582,426	186,838
	Nordson Corp.	805,377	161,840
*	Zebra Technologies Corp. Class A	411,012	157,964
	Toro Co.	1,654,064	156,871
*	Trex Co. Inc.	1,785,004	149,441
	Lennox International Inc.	531,193	145,531
*	WEX Inc.	680,552	138,513
	MKS Instruments Inc.	850,182	127,910
	Genpact Ltd.	2,919,441	120,748
*	Paylocity Holding Corp.	585,411	120,542
*	Axon Enterprise Inc.	979,860	120,062
*	Berry Global Group Inc.	2,058,185	115,649
31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Watsco Inc.	506,392	114,723
	A O Smith Corp.	2,087,706	114,448
*	Euronet Worldwide Inc.	766,456	111,075
*	Generac Holdings Inc.	484,394	110,156
	Cognex Corp.	1,279,071	102,690
	Littelfuse Inc.	375,874	95,720
	Jack Henry & Associates Inc.	588,319	95,302
*	TopBuild Corp.	509,083	93,712
	FLIR Systems Inc.	2,022,696	88,655
	BWX Technologies Inc.	1,470,018	88,613
	Landstar System Inc.	591,676	79,675
*	Bill.com Holdings Inc.	563,063	76,858
*	Mercury Systems Inc.	862,577	75,958
*	Saia Inc.	403,726	72,994
	Exponent Inc.	795,654	71,633
	MAXIMUS Inc.	947,419	69,342
*	ACI Worldwide Inc.	1,708,446	65,656
*	Chart Industries Inc.	555,259	65,404
	Eagle Materials Inc.	644,783	65,349
*	ASGN Inc.	775,787	64,801
*	Proto Labs Inc.	412,657	63,302
	Simpson Manufacturing Co. Inc.	669,050	62,523
*	Aerojet Rocketdyne Holdings Inc.	1,133,653	59,914
	Advanced Drainage Systems Inc.	707,222	59,110
*	WillScot Mobile Mini Holdings Corp. Class A	2,462,707	57,061
*	Itron Inc.	590,999	56,677
*	Coherent Inc.	373,642	56,054
	Woodward Inc.	460,536	55,969
	John Bean Technologies Corp.	489,973	55,793
*	Middleby Corp.	429,281	55,343
*	Bloom Energy Corp. Class A	1,921,192	55,061
*	TriNet Group Inc.	617,056	49,735
*	AMN Healthcare Services Inc.	726,413	49,578
*,1	Virgin Galactic Holdings Inc.	1,989,886	47,220
	Insperity Inc.	562,530	45,801
	AAON Inc.	643,196	42,856
*	Livent Corp.	2,259,923	42,577
	Badger Meter Inc.	449,854	42,313
*	ExlService Holdings Inc.	495,913	42,217
*	Shift4 Payments Inc. Class A	557,984	42,072
	Franklin Electric Co. Inc.	606,423	41,971
*	AZEK Co. Inc. Class A	1,074,813	41,327
*	Installed Building Products Inc.	368,184	37,529
*	Masonite International Corp.	378,514	37,223
*	Dycom Industries Inc.	468,519	35,383
*	Pluralsight Inc. Class A	1,663,549	34,868
	Forward Air Corp.	423,295	32,526
	Mueller Water Products Inc. Class A	2,444,682	30,265
	Cubic Corp.	484,713	30,072
*	Vicor Corp.	315,096	29,058
*	AeroVironment Inc.	333,592	28,989
	Armstrong World Industries Inc.	370,135	27,534
*	Air Transport Services Group Inc.	875,800	27,448
*	Verra Mobility Corp. Class A	1,995,617	26,781
*	Kratos Defense & Security Solutions Inc.	944,745	25,914
	Helios Technologies Inc.	444,233	23,673
	Lindsay Corp.	167,206	21,479
*	Cimpress plc	239,746	21,035
	Tennant Co.	284,711	19,978
*	FARO Technologies Inc.	274,391	19,380
*	Evo Payments Inc. Class A	712,950	19,257
32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Raven Industries Inc.	551,686	18,255
	Albany International Corp. Class A	236,206	17,342
*	Parsons Corp.	387,390	14,105
	Comfort Systems USA Inc.	265,957	14,005
	Heartland Express Inc.	744,624	13,478
*,1	Velodyne Lidar Inc.	582,073	13,283
*	SEACOR Holdings Inc.	297,741	12,341
*	American Woodmark Corp.	130,700	12,266
*	Hyliion Holdings Corp.	707,872	11,666
	Enerpac Tool Group Corp. Class A	458,659	10,370
*,1	Nikola Corp.	662,886	10,116
*	Pactiv Evergreen Inc.	544,471	9,877
*,1	Advantage Solutions Inc.	732,719	9,650
*	Thermon Group Holdings Inc.	510,476	7,979
*	Vivint Smart Home Inc.	305,076	6,330
	Gorman-Rupp Co.	160,595	5,211
*	GreenSky Inc. Class A	1,052,286	4,872
			5,709,414
Other (0.00%)[2]
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,054,451	928
*,3	Media General Inc. CVR	1,362,047	53
*,3	First Eagle Private Credit LLC CVR	323,987	30
*,3	Clinical Data Care CVR	132,154	—
			1,011
Real Estate (7.93%)
	Equity LifeStyle Properties Inc.	2,528,363	160,197
	CyrusOne Inc.	1,856,471	135,801
	Americold Realty Trust	3,431,549	128,100
	American Homes 4 Rent Class A	4,135,270	124,058
	STORE Capital Corp.	3,644,691	123,847
*	RealPage Inc.	1,412,695	123,244
*	Redfin Corp.	1,499,147	102,886
	Kilroy Realty Corp.	1,777,698	102,040
	CubeSmart	3,009,973	101,165
	Rexford Industrial Realty Inc.	2,000,677	98,253
	Healthcare Trust of America Inc. Class A	3,370,503	92,824
	American Campus Communities Inc.	2,122,888	90,796
	CoreSite Realty Corp.	659,094	82,571
	Host Hotels & Resorts Inc.	5,434,787	79,511
	STAG Industrial Inc.	2,423,750	75,912
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,104,783	70,076
	Spirit Realty Capital Inc.	1,676,139	67,330
	Innovative Industrial Properties Inc.	341,767	62,588
	Terreno Realty Corp.	1,055,491	61,757
	QTS Realty Trust Inc. Class A	991,246	61,338
	Regency Centers Corp.	1,306,853	59,579
	Physicians Realty Trust	3,206,285	57,072
	Hudson Pacific Properties Inc.	2,350,445	56,458
	Lamar Advertising Co. Class A	665,148	55,354
*	Howard Hughes Corp.	676,843	53,423
	Ryman Hospitality Properties Inc.	764,195	51,782
	PS Business Parks Inc.	317,426	42,176
	Douglas Emmett Inc.	1,286,920	37,552
	CareTrust REIT Inc.	1,479,377	32,813
	Healthcare Realty Trust Inc.	1,051,684	31,130
	National Storage Affiliates Trust	855,953	30,840
	JBG SMITH Properties	972,881	30,422
	Sabra Health Care REIT Inc.	1,600,358	27,798
	Paramount Group Inc.	2,895,772	26,178
	Uniti Group Inc.	1,788,011	20,973
33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Kite Realty Group Trust	1,305,308	19,527
	St. Joe Co.	452,919	19,226
	Pebblebrook Hotel Trust	1,006,304	18,919
	Colony Capital Inc.	3,703,595	17,814
	Safehold Inc.	245,545	17,800
	Kennedy-Wilson Holdings Inc.	926,970	16,583
*	Marcus & Millichap Inc.	363,622	13,538
	Universal Health Realty Income Trust	190,740	12,259
	Front Yard Residential Corp.	722,996	11,713
	Broadstone Net Lease Inc. Class A	568,324	11,128
	RMR Group Inc. Class A	236,868	9,148
	Alexander's Inc.	31,427	8,716
			2,734,215
Technology (22.38%)
*	MongoDB Inc.	816,881	293,293
*	Zendesk Inc.	1,798,735	257,435
	Monolithic Power Systems Inc.	660,523	241,903
*	Ceridian HCM Holding Inc.	2,050,901	218,544
*	Avalara Inc.	1,238,603	204,233
	Entegris Inc.	2,081,109	199,995
*	PTC Inc.	1,618,608	193,602
*	Cree Inc.	1,701,300	180,168
*	Five9 Inc.	1,016,972	177,360
*	Guidewire Software Inc.	1,291,925	166,309
	Teradyne Inc.	1,279,946	153,453
	Universal Display Corp.	653,709	150,222
*	Anaplan Inc.	1,939,548	139,357
*	Elastic NV	936,560	136,859
*	Aspen Technology Inc.	1,044,100	135,994
*	HubSpot Inc.	335,977	133,195
*	Inphi Corp.	803,359	128,915
*,1	Fastly Inc. Class A	1,420,947	124,148
*	Smartsheet Inc. Class A	1,766,703	122,415
*	Dynatrace Inc.	2,827,449	122,344
*	II-VI Inc.	1,599,284	121,482
*	Proofpoint Inc.	889,764	121,373
*	Cloudflare Inc. Class A	1,532,594	116,462
*	Grubhub Inc.	1,430,172	106,219
*	Blackline Inc.	794,347	105,950
*	Manhattan Associates Inc.	979,518	103,026
	CDK Global Inc.	1,876,168	97,242
*	Lattice Semiconductor Corp.	2,098,890	96,171
*	Nutanix Inc. Class A	3,000,317	95,620
*	Q2 Holdings Inc.	747,546	94,587
*,1	Appian Corp. Class A	583,331	94,552
*	Silicon Laboratories Inc.	675,930	86,073
*	Pure Storage Inc. Class A	3,723,565	84,190
	Pegasystems Inc.	622,028	82,891
*	Everbridge Inc.	539,002	80,349
	National Instruments Corp.	1,821,853	80,052
*	Alteryx Inc. Class A	643,378	78,357
	Brooks Automation Inc.	1,137,635	77,189
*	FireEye Inc.	3,336,471	76,939
*	Varonis Systems Inc.	464,717	76,032
*	Semtech Corp.	1,004,050	72,382
	Power Integrations Inc.	876,252	71,730
*	Sailpoint Technologies Holdings Inc.	1,333,151	70,977
*	Alarm.com Holdings Inc.	680,641	70,412
*	Rapid7 Inc.	759,282	68,457
	CMC Materials Inc.	447,999	67,782
34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Vertiv Holdings Co. Class A	3,547,251	66,227
*	J2 Global Inc.	667,114	65,170
*	Envestnet Inc.	791,141	65,103
*	Qualys Inc.	510,733	62,243
*	Novanta Inc.	515,744	60,971
*	SPS Commerce Inc.	544,853	59,166
*	LivePerson Inc.	929,439	57,839
*	Advanced Energy Industries Inc.	591,103	57,319
*	New Relic Inc.	844,831	55,252
*	Tenable Holdings Inc.	1,035,444	54,112
*	Diodes Inc.	763,609	53,834
*	FormFactor Inc.	1,195,205	51,418
*	Bandwidth Inc. Class A	323,564	49,722
*	Upwork Inc.	1,413,299	48,787
*	Cloudera Inc.	3,343,025	46,501
*	Ambarella Inc.	506,162	46,476
*	Appfolio Inc. Class A	251,524	45,284
*	Rogers Corp.	288,490	44,800
*	Fabrinet	570,731	44,283
*	Cargurus Inc.	1,381,433	43,833
*	MicroStrategy Inc. Class A	111,636	43,376
*	Cornerstone OnDemand Inc.	947,525	41,729
*	Box Inc. Class A	2,295,938	41,442
*	MACOM Technology Solutions Holdings Inc.	734,917	40,450
*	MaxLinear Inc.	1,031,521	39,394
*	Altair Engineering Inc. Class A	667,779	38,851
*	CommVault Systems Inc.	691,705	38,300
*	Yelp Inc. Class A	1,081,324	35,327
*	Bottomline Technologies DE Inc.	662,344	34,932
*	PagerDuty Inc.	797,382	33,251
*	PROS Holdings Inc.	604,434	30,687
	NIC Inc.	979,065	25,289
*	Yext Inc.	1,562,771	24,567
	Switch Inc. Class A	1,472,239	24,101
	Blackbaud Inc.	382,368	22,009
*	Zuora Inc. Class A	1,539,084	21,439
*	Medallia Inc.	624,870	20,758
*	Vroom Inc.	501,025	20,527
*	Eventbrite Inc. Class A	1,050,739	19,018
*,1	3D Systems Corp.	1,810,730	18,976
*	nLight Inc.	544,910	17,791
*	Ping Identity Holding Corp.	561,290	16,075
*,1	BigCommerce Holdings Inc.	246,539	15,815
	Ebix Inc.	404,888	15,374
*	nCino Inc.	211,794	15,336
*,1	C3.ai Inc. Class A	106,770	14,814
*	CEVA Inc.	325,392	14,805
*	SolarWinds Corp.	966,257	14,446
*	Asana Inc. Class A	455,079	13,448
*	Duck Creek Technologies Inc.	301,643	13,061
*	Veeco Instruments Inc.	723,882	12,567
*	Vertex Inc. Class A	355,173	12,378
	Shutterstock Inc.	166,702	11,953
*	Virtusa Corp.	222,299	11,366
*	Datto Holding Corp.	370,902	10,014
*	Endurance International Group Holdings Inc.	980,601	9,267
*,1	Rackspace Technology Inc.	462,190	8,809
*	Forrester Research Inc.	175,051	7,335
*	Sciplay Corp. Class A	351,673	4,871
*	Benefitfocus Inc.	222,964	3,228
*	MediaAlpha Inc. Class A	63,811	2,493
35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
				Shares	Market Value ($000)
*		SecureWorks Corp. Class A		91,422	1,300
		Bentley Systems Inc. Class B		5,039	204
*		TrueCar Inc.		2,053	9
*,1		Sumo Logic Inc.		309	9
					7,715,771
Telecommunications (1.95%)
		Cable One Inc.		83,604	186,246
*		Ciena Corp.		2,380,167	125,792
*		Lumentum Holdings Inc.		1,164,347	110,380
*		Acacia Communications Inc.		583,853	42,598
		Cogent Communications Holdings Inc.		656,825	39,324
*		ViaSat Inc.		991,086	32,359
		Shenandoah Telecommunications Co.		732,041	31,661
		Ubiquiti Inc.		96,557	26,892
*		Infinera Corp.		2,523,378	26,445
		InterDigital Inc.		237,648	14,420
*,1		fuboTV Inc.		417,940	11,702
*		WideOpenWest Inc.		801,660	8,554
		ATN International Inc.		158,988	6,639
		Loral Space & Communications Inc.		197,813	4,152
*,1		Globalstar Inc.		8,995,730	3,046
*,1		Gogo Inc.		295,382	2,845
*		GTT Communications Inc.		560	2
					673,057
Utilities (1.40%)
*		Sunrun Inc.		2,893,402	200,744
		Ormat Technologies Inc.		680,397	61,426
*		Clean Harbors Inc.		765,719	58,271
*		Casella Waste Systems Inc. Class A		772,969	47,885
*		Evoqua Water Technologies Corp.		1,643,605	44,345
		Covanta Holding Corp.		1,825,871	23,974
*		Sunnova Energy International Inc.		524,975	23,692
		California Water Service Group		383,065	20,697
					481,034
Total Common Stocks (Cost $21,947,503)					34,419,634
		Coupon
Temporary Cash Investments (1.45%)
Money Market Fund (1.44%)
[4,5]	Vanguard Market Liquidity Fund	0.111%		4,981,428	498,143
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.01%)
[6]	United States Treasury Bill	0.095%	1/28/21	1,873	1,873
Total Temporary Cash Investments (Cost $499,921)					500,016
Total Investments (101.30%) (Cost $22,447,424)					34,919,650
Other Assets and Liabilities—Net (-1.30%)					(449,139)
Net Assets (100%)					34,470,511
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $474,080,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2020
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $504,811,000 was received for securities on loan, of which $498,133,000 is held in Vanguard Market Liquidity Fund and $6,678,000 is held in cash.
6	Securities with a value of $1,873,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
Common Stocks (99.94%)
Basic Materials (5.74%)
	Mosaic Co.	4,778,126	109,945
	Scotts Miracle-Gro Co.	546,143	108,759
	Reliance Steel & Aluminum Co.	892,674	106,898
	Steel Dynamics Inc.	2,799,559	103,220
	Cleveland-Cliffs Inc.	5,596,664	81,487
	Timken Co.	950,055	73,496
	Huntsman Corp.	2,780,609	69,904
	Ashland Global Holdings Inc.	848,820	67,227
	Rexnord Corp.	1,601,451	63,241
	Valvoline Inc.	2,596,596	60,085
	CF Industries Holdings Inc.	1,499,878	58,060
*	Alcoa Corp.	2,483,900	57,254
	Chemours Co.	2,306,783	57,185
	Hexcel Corp.	1,171,405	56,801
	Element Solutions Inc.	2,946,494	52,241
	Avient Corp.	1,283,137	51,685
	W R Grace & Co.	928,258	50,887
	Olin Corp.	1,993,145	48,952
	Hecla Mining Co.	7,449,989	48,276
	United States Steel Corp.	2,784,817	46,701
	UFP Industries Inc.	815,568	45,305
*	Univar Solutions Inc.	2,372,873	45,108
	Sensient Technologies Corp.	594,345	43,845
	Stepan Co.	299,704	35,761
	Cabot Corp.	795,354	35,695
	Commercial Metals Co.	1,687,568	34,663
*	Coeur Mining Inc.	3,065,460	31,727
	Innospec Inc.	345,562	31,353
	Minerals Technologies Inc.	475,092	29,513
	Compass Minerals International Inc.	477,619	29,479
	Mueller Industries Inc.	757,823	26,607
	Boise Cascade Co.	547,842	26,187
	Worthington Industries Inc.	493,912	25,357
	Domtar Corp.	777,160	24,597
	Kaiser Aluminum Corp.	220,951	21,852
*	Arconic Corp.	685,154	20,418
	Carpenter Technology Corp.	671,037	19,541
*	GCP Applied Technologies Inc.	816,834	19,318
*,1	MP Materials Corp.	598,154	19,243
	Westlake Chemical Corp.	223,107	18,206
	Materion Corp.	284,066	18,101
	Schweitzer-Mauduit International Inc.	437,720	17,601
	Tronox Holdings plc Class A	1,203,711	17,598
*	Kraton Corp.	423,167	11,760
	Schnitzer Steel Industries Inc. Class A	338,496	10,801
	Glatfelter Corp.	620,057	10,157
*	Koppers Holdings Inc.	279,696	8,715
	PQ Group Holdings Inc.	571,711	8,153
	Tredegar Corp.	397,983	6,646
	FutureFuel Corp.	364,726	4,632
*	Century Aluminum Co.	344,625	3,801
			2,074,044
Consumer Discretionary (15.71%)
	Tapestry Inc.	3,885,453	120,760
	L Brands Inc.	3,113,259	115,782
	Newell Brands Inc.	5,347,101	113,519
	Service Corp. International	2,297,639	112,814
*,1	Norwegian Cruise Line Holdings Ltd.	4,421,476	112,438
38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Williams-Sonoma Inc.	1,074,267	109,403
	New York Times Co. Class A	2,097,662	108,596
	Nielsen Holdings plc	4,999,994	104,350
	Lithia Motors Inc. Class A	347,694	101,760
*	Terminix Global Holdings Inc.	1,849,810	94,359
	PVH Corp.	996,343	93,547
	Alaska Air Group Inc.	1,733,232	90,128
	Kohl's Corp.	2,212,428	90,024
*	Capri Holdings Ltd.	2,110,529	88,642
*	Mattel Inc.	4,873,953	85,051
	Leggett & Platt Inc.	1,856,683	82,251
	Gap Inc.	3,930,741	79,362
	Marriott Vacations Worldwide Corp.	575,409	78,958
	Harley-Davidson Inc.	2,147,358	78,808
	Polaris Inc.	820,920	78,217
	Wyndham Hotels & Resorts Inc.	1,305,727	77,612
*	AutoNation Inc.	1,108,165	77,339
*	BJ's Wholesale Club Holdings Inc.	1,923,641	71,713
	Hanesbrands Inc.	4,880,210	71,153
	Toll Brothers Inc.	1,591,231	69,171
	Thor Industries Inc.	737,054	68,539
	Aramark	1,773,704	68,252
	Lear Corp.	420,817	66,923
	Interpublic Group of Cos. Inc.	2,735,134	64,330
	Ralph Lauren Corp. Class A	608,354	63,111
*	JetBlue Airways Corp.	4,336,414	63,051
[1]	American Airlines Group Inc.	3,875,068	61,110
	Qurate Retail Inc. Class A	5,438,083	59,656
	Foot Locker Inc.	1,463,756	59,194
	Carter's Inc.	611,887	57,560
*	Deckers Outdoor Corp.	196,835	56,448
*	Mohawk Industries Inc.	399,277	56,278
	AMERCO	123,678	56,145
	Wendy's Co.	2,513,387	55,093
	Wyndham Destinations Inc.	1,204,644	54,040
	Sabre Corp.	4,449,362	53,481
	PROG Holdings Inc.	948,032	51,071
	Murphy USA Inc.	380,664	49,818
[1]	Macy's Inc.	4,354,403	48,987
[1]	Nordstrom Inc.	1,548,621	48,332
	Dick's Sporting Goods Inc.	830,048	46,657
*	Under Armour Inc. Class A	2,631,531	45,183
*	Taylor Morrison Home Corp. Class A	1,732,572	44,440
	Cracker Barrel Old Country Store Inc.	332,498	43,863
*	Meritage Homes Corp.	527,892	43,720
	H&R Block Inc.	2,707,457	42,940
	TEGNA Inc.	3,077,309	42,928
	American Eagle Outfitters Inc.	2,098,903	42,125
*	Under Armour Inc. Class C	2,773,276	41,266
	KB Home	1,208,344	40,504
	Hyatt Hotels Corp. Class A	540,191	40,109
	Dana Inc.	2,030,881	39,643
*	Asbury Automotive Group Inc.	257,325	37,503
	Wolverine World Wide Inc.	1,152,593	36,019
	Brinker International Inc.	636,003	35,979
	Goodyear Tire & Rubber Co.	3,275,496	35,736
	MDC Holdings Inc.	725,495	35,259
*	TripAdvisor Inc.	1,190,956	34,276
	KAR Auction Services Inc.	1,816,159	33,799
*	Spirit Airlines Inc.	1,364,742	33,368
	Extended Stay America Inc.	2,245,818	33,261
39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Group 1 Automotive Inc.	243,147	31,886
*	TRI Pointe Group Inc.	1,772,414	30,574
	Coty Inc. Class A	4,281,179	30,054
[1]	Bed Bath & Beyond Inc.	1,672,902	29,711
[1]	Kontoor Brands Inc.	723,837	29,359
	Graham Holdings Co. Class B	54,021	28,814
	Cooper Tire & Rubber Co.	708,725	28,703
	Herman Miller Inc.	828,332	27,998
	Rent-A-Center Inc.	723,960	27,720
	John Wiley & Sons Inc. Class A	594,162	27,129
	SkyWest Inc.	665,641	26,832
	Penske Automotive Group Inc.	449,072	26,670
	La-Z-Boy Inc.	644,774	25,688
	PriceSmart Inc.	280,611	25,561
*	Avis Budget Group Inc.	681,743	25,429
*	Cardlytics Inc.	173,668	24,795
*	Visteon Corp.	194,837	24,456
[1]	Cinemark Holdings Inc.	1,403,528	24,435
	Rush Enterprises Inc. Class A	583,321	24,161
*	Knowles Corp.	1,281,161	23,612
	Big Lots Inc.	548,614	23,552
*	Adtalem Global Education Inc.	691,604	23,480
*	Laureate Education Inc. Class A	1,512,102	22,016
*	ODP Corp.	736,143	21,569
	Bloomin' Brands Inc.	1,101,418	21,390
[1]	Cheesecake Factory Inc.	573,305	21,247
*	Urban Outfitters Inc.	819,996	20,992
	Sinclair Broadcast Group Inc. Class A	653,933	20,828
	HNI Corp.	596,951	20,571
*	Sally Beauty Holdings Inc.	1,576,728	20,561
*	Central Garden & Pet Co. Class A	555,470	20,180
	Steven Madden Ltd.	552,186	19,503
	Signet Jewelers Ltd.	694,917	18,950
	Acushnet Holdings Corp.	467,363	18,947
*	Hilton Grand Vacations Inc.	594,642	18,642
	Allegiant Travel Co. Class A	97,325	18,418
	Abercrombie & Fitch Co. Class A	871,758	17,749
*	Lions Gate Entertainment Corp. Class B	1,549,879	16,088
	Sturm Ruger & Co. Inc.	244,588	15,915
*	Sleep Number Corp.	184,261	15,084
	Steelcase Inc. Class A	1,107,969	15,013
*,1	Michaels Cos. Inc.	1,133,063	14,741
	Oxford Industries Inc.	223,968	14,672
*,1	AMC Networks Inc. Class A	395,022	14,130
*	GoPro Inc. Class A	1,703,066	14,101
*,1	Lordstown Motors Corp.	690,421	13,850
*	G-III Apparel Group Ltd.	574,452	13,638
	Dine Brands Global Inc.	217,954	12,641
*,1	Fisker Inc.	859,206	12,587
*	American Axle & Manufacturing Holdings Inc.	1,504,010	12,543
	Matthews International Corp. Class A	422,305	12,416
	Buckle Inc.	414,346	12,099
	Guess? Inc.	533,514	12,068
	BJ's Restaurants Inc.	296,274	11,404
	Sonic Automotive Inc. Class A	293,718	11,329
*	Zumiez Inc.	302,283	11,118
	Hawaiian Holdings Inc.	610,844	10,812
	Knoll Inc.	708,343	10,398
	Meredith Corp.	537,522	10,320
*	Cars.com Inc.	894,699	10,110
*	Vista Outdoor Inc.	407,062	9,672
40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class A	803,571	9,137
*	Leslie's Inc.	325,934	9,045
*	Aaron's Co. Inc.	472,441	8,958
	Interface Inc. Class A	820,054	8,611
*	MSG Networks Inc. Class A	574,454	8,467
	Levi Strauss & Co. Class A	418,691	8,407
*	WW International Inc.	333,142	8,129
*	elf Beauty Inc.	320,906	8,084
*	Clear Channel Outdoor Holdings Inc.	4,898,270	8,082
	Inter Parfums Inc.	121,197	7,331
*	Tenneco Inc. Class A	683,131	7,241
*	At Home Group Inc.	449,023	6,942
*	Overstock.com Inc.	142,215	6,822
*,1	GameStop Corp. Class A	360,565	6,793
	Designer Brands Inc. Class A	855,218	6,542
	Smith & Wesson Brands Inc.	368,450	6,540
	National Presto Industries Inc.	73,619	6,510
	Scholastic Corp.	250,215	6,255
*	Stride Inc.	274,907	5,836
*	Central Garden & Pet Co.	135,359	5,226
	Rush Enterprises Inc. Class B	129,943	4,924
*,1	Children's Place Inc.	96,436	4,831
*	El Pollo Loco Holdings Inc.	255,497	4,625
[1]	Dillard's Inc. Class A	64,232	4,050
	Caleres Inc.	251,774	3,940
	Systemax Inc.	103,787	3,725
*	Genesco Inc.	99,383	2,990
*	American Public Education Inc.	96,928	2,954
[1]	AMC Entertainment Holdings Inc. Class A	1,136,312	2,409
*	Lands' End Inc.	77,939	1,681
*,1	ContextLogic Inc. Class A	25,718	469
*	Peloton Interactive Inc. Class A	2,448	371
*	RealReal Inc.	652	13
*	Regis Corp.	288	3
			5,680,628
Consumer Staples (3.78%)
*	Darling Ingredients Inc.	2,269,749	130,919
	Bunge Ltd.	1,858,094	121,854
*	US Foods Holding Corp.	2,784,924	92,766
*	Performance Food Group Co.	1,870,698	89,064
*	Helen of Troy Ltd.	355,082	78,896
	Ingredion Inc.	891,860	70,163
*	Herbalife Nutrition Ltd.	1,383,407	66,473
	Flowers Foods Inc.	2,668,752	60,394
	Molson Coors Beverage Co. Class B	1,263,906	57,116
*	Hain Celestial Group Inc.	1,200,139	48,185
*	Grocery Outlet Holding Corp.	1,188,680	46,656
	Spectrum Brands Holdings Inc.	574,310	45,359
	Nu Skin Enterprises Inc. Class A	716,428	39,138
	Energizer Holdings Inc.	865,923	36,525
*	TreeHouse Foods Inc.	793,947	33,735
*	Sprouts Farmers Market Inc.	1,657,256	33,311
	Edgewell Personal Care Co.	759,573	26,266
[1]	B&G Foods Inc.	897,900	24,899
	Lancaster Colony Corp.	134,683	24,745
*	Hostess Brands Inc. Class A	1,673,085	24,494
	Reynolds Consumer Products Inc.	732,610	22,007
	Vector Group Ltd.	1,820,995	21,214
*	Cal-Maine Foods Inc.	552,876	20,755
	Sanderson Farms Inc.	140,110	18,522
41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Core-Mark Holding Co. Inc.	627,827	18,439
	Universal Corp.	325,447	15,820
*	Pilgrim's Pride Corp.	680,713	13,349
*	United Natural Foods Inc.	784,083	12,522
	Fresh Del Monte Produce Inc.	496,306	11,946
*,1	Rite Aid Corp.	732,452	11,595
	Weis Markets Inc.	225,565	10,784
	ACCO Brands Corp.	1,254,607	10,601
	Andersons Inc.	414,842	10,168
	Seaboard Corp.	3,285	9,957
[1]	Tootsie Roll Industries Inc.	219,938	6,532
*	Hydrofarm Holdings Group Inc.	56,251	2,958
			1,368,127
Energy (3.64%)
	Diamondback Energy Inc.	2,214,225	107,169
	Devon Energy Corp.	5,364,874	84,819
	Targa Resources Corp.	3,208,306	84,635
	Apache Corp.	5,289,583	75,059
	National Oilwell Varco Inc.	5,448,983	74,815
	Marathon Oil Corp.	11,077,174	73,885
*	First Solar Inc.	631,035	62,422
	Cimarex Energy Co.	1,431,439	53,693
	HollyFrontier Corp.	2,047,578	52,930
	Ovintiv Inc.	3,643,937	52,327
	EQT Corp.	3,906,515	49,652
	Equitrans Midstream Corp.	5,766,216	46,360
	Arcosa Inc.	677,790	37,231
	Antero Midstream Corp.	4,329,355	33,379
	Helmerich & Payne Inc.	1,437,190	33,285
*,1	SunPower Corp.	1,070,088	27,437
*	CNX Resources Corp.	2,509,366	27,101
*	Southwestern Energy Co.	8,931,593	26,616
	World Fuel Services Corp.	842,986	26,268
	Murphy Oil Corp.	2,039,106	24,673
*	Range Resources Corp.	3,223,945	21,600
*	ChampionX Corp.	1,396,297	21,363
*,1	Transocean Ltd.	8,158,721	18,847
	Archrock Inc.	2,137,332	18,509
*	Antero Resources Corp.	3,191,376	17,393
	Delek US Holdings Inc.	1,030,292	16,557
	Core Laboratories NV	621,831	16,485
	Warrior Met Coal Inc.	715,304	15,250
	Patterson-UTI Energy Inc.	2,487,156	13,083
[1]	Continental Resources Inc.	765,538	12,478
*	Magnolia Oil & Gas Corp. Class A	1,619,095	11,431
*	NOW Inc.	1,528,953	10,978
	PBF Energy Inc. Class A	1,341,401	9,524
*	ProPetro Holding Corp.	1,197,722	8,851
*	Arch Resources Inc.	201,103	8,802
*	Helix Energy Solutions Group Inc.	1,993,586	8,373
*	Dril-Quip Inc.	245,254	7,264
*	MRC Global Inc.	1,092,033	7,240
	CVR Energy Inc.	421,470	6,280
*	Oceaneering International Inc.	693,243	5,511
	SM Energy Co.	797,470	4,881
*	RPC Inc.	901,194	2,839
*	Array Technologies Inc.	948	41
*	Oil States International Inc.	728	4
	Berry Corp.	857	3
42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Whiting Petroleum Corp. Warrants Exp. 09/01/2025	699	1
*	Whiting Petroleum Corp. Class A Warrants Exp. 09/01/2024	196	—
			1,317,344
Financials (21.29%)
	Brown & Brown Inc.	3,377,856	160,144
	Apollo Global Management Inc. Class A	2,883,600	141,239
	RenaissanceRe Holdings Ltd.	712,258	118,107
	LPL Financial Holdings Inc.	1,111,620	115,853
	Assurant Inc.	822,471	112,037
	Reinsurance Group of America Inc.	951,509	110,280
	Comerica Inc.	1,947,312	108,777
	Voya Financial Inc.	1,767,624	103,954
	Eaton Vance Corp.	1,518,691	103,165
	Invesco Ltd.	5,791,179	100,940
	East West Bancorp Inc.	1,981,850	100,500
	Zions Bancorp NA	2,296,108	99,743
	First Horizon Corp.	7,766,962	99,106
	Signature Bank	718,079	97,149
	Commerce Bancshares Inc.	1,475,703	96,954
	American Financial Group Inc.	1,033,659	90,569
	Carlyle Group Inc.	2,720,362	85,528
	Prosperity Bancshares Inc.	1,231,334	85,405
	Old Republic International Corp.	4,045,949	79,746
	TCF Financial Corp.	2,135,872	79,070
	People's United Financial Inc.	5,951,163	76,949
	First American Financial Corp.	1,485,546	76,699
*	Athene Holding Ltd. Class A	1,744,798	75,271
	Primerica Inc.	550,562	73,737
	Starwood Property Trust Inc.	3,789,111	73,130
	South State Corp.	993,952	71,863
	Ares Management Corp. Class A	1,511,386	71,111
	Stifel Financial Corp.	1,370,998	69,181
	Cullen/Frost Bankers Inc.	792,571	69,136
	First Financial Bankshares Inc.	1,891,738	68,434
	Kemper Corp.	870,653	66,892
	Popular Inc.	1,180,579	66,490
	Janus Henderson Group plc	2,033,633	66,113
	New York Community Bancorp Inc.	6,175,929	65,156
	SLM Corp.	5,258,000	65,147
	Lincoln National Corp.	1,286,432	64,720
	Synovus Financial Corp.	1,967,757	63,696
	RLI Corp.	599,869	62,476
	Glacier Bancorp Inc.	1,337,300	61,529
	Affiliated Managers Group Inc.	604,013	61,428
	Jefferies Financial Group Inc.	2,493,679	61,344
	AGNC Investment Corp.	3,820,955	59,607
	MGIC Investment Corp.	4,745,899	59,561
	Lazard Ltd. Class A	1,398,781	59,168
	Unum Group	2,570,622	58,970
	United Bankshares Inc.	1,819,131	58,940
	New Residential Investment Corp.	5,832,760	57,978
	Selective Insurance Group Inc.	838,848	56,186
	Valley National Bancorp	5,664,378	55,228
	Hanover Insurance Group Inc.	470,063	54,960
	Radian Group Inc.	2,685,775	54,387
*	Cannae Holdings Inc.	1,220,772	54,044
	Bank OZK	1,717,780	53,715
	Blackstone Mortgage Trust Inc. Class A	1,949,961	53,682
	Axis Capital Holdings Ltd.	1,064,023	53,616
	Webster Financial Corp.	1,264,805	53,312
43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Evercore Inc. Class A	484,272	53,096
	SEI Investments Co.	912,301	52,430
	OneMain Holdings Inc.	1,036,125	49,900
	CIT Group Inc.	1,381,680	49,602
	Wintrust Financial Corp.	808,354	49,382
	Community Bank System Inc.	751,109	46,802
	Umpqua Holdings Corp.	3,077,702	46,596
*	Brighthouse Financial Inc.	1,255,980	45,473
	BankUnited Inc.	1,296,366	45,088
	CNO Financial Group Inc.	1,951,959	43,392
	First Hawaiian Inc.	1,835,470	43,280
	Bank of Hawaii Corp.	562,167	43,073
	FNB Corp.	4,530,987	43,044
*	Texas Capital Bancshares Inc.	708,183	42,137
	UMB Financial Corp.	604,142	41,680
	PacWest Bancorp	1,639,189	41,635
	White Mountains Insurance Group Ltd.	41,358	41,385
	Hancock Whitney Corp.	1,213,525	41,284
	Artisan Partners Asset Management Inc. Class A	819,107	41,234
	Home BancShares Inc.	2,086,470	40,644
	BancorpSouth Bank	1,470,573	40,353
	PennyMac Financial Services Inc.	607,408	39,858
	First Citizens BancShares Inc. Class A	67,982	39,040
	FirstCash Inc.	552,553	38,701
	Federated Hermes Inc.	1,325,429	38,292
	Western Alliance Bancorp	637,049	38,191
	Associated Banc-Corp	2,158,042	36,795
	Old National Bancorp	2,206,221	36,535
	Moelis & Co. Class A	778,879	36,420
	Atlantic Union Bankshares Corp.	1,105,563	36,417
	Walker & Dunlop Inc.	394,742	36,324
	Columbia Banking System Inc.	1,005,858	36,110
	American Equity Investment Life Holding Co.	1,292,398	35,748
	CVB Financial Corp.	1,808,114	35,258
*	Enstar Group Ltd.	169,532	34,735
	United Community Banks Inc.	1,216,768	34,605
	Cathay General Bancorp	1,063,346	34,229
	Assured Guaranty Ltd.	1,078,468	33,961
	Independent Bank Corp. (Massachusetts)	463,101	33,825
	Chimera Investment Corp.	3,288,560	33,708
	Investors Bancorp Inc.	3,160,598	33,376
	National General Holdings Corp.	956,613	32,697
	Essent Group Ltd.	750,340	32,415
	WSFS Financial Corp.	704,400	31,613
	International Bancshares Corp.	800,534	29,972
	Flagstar Bancorp Inc.	734,507	29,939
	Simmons First National Corp. Class A	1,368,978	29,556
	Fulton Financial Corp.	2,267,330	28,840
	First Merchants Corp.	758,252	28,366
	First Bancorp	3,069,286	28,299
	Cadence Bancorp Class A	1,672,503	27,462
	Washington Federal Inc.	1,066,675	27,456
	WesBanco Inc.	898,583	26,922
	BOK Financial Corp.	392,959	26,910
*	Genworth Financial Inc. Class A	7,067,532	26,715
*	Open Lending Corp. Class A	761,493	26,622
*	Axos Financial Inc.	701,407	26,324
	First Midwest Bancorp Inc.	1,609,984	25,631
	Navient Corp.	2,603,202	25,563
	Hilltop Holdings Inc.	918,659	25,272
*	PRA Group Inc.	636,965	25,262
44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Renasant Corp.	746,034	25,126
	MFA Financial Inc.	6,335,217	24,644
	Sterling Bancorp	1,358,005	24,417
	Two Harbors Investment Corp.	3,825,197	24,367
	Horace Mann Educators Corp.	578,764	24,331
	PennyMac Mortgage Investment Trust	1,380,571	24,284
	BancFirst Corp.	410,941	24,122
	Houlihan Lokey Inc. Class A	358,567	24,106
	Piper Sandler Cos.	237,221	23,936
	First Interstate BancSystem Inc. Class A	575,001	23,443
	Capitol Federal Financial Inc.	1,842,747	23,034
	First Financial Bancorp	1,311,888	22,997
	Virtus Investment Partners Inc.	101,080	21,934
	Apollo Commercial Real Estate Finance Inc.	1,960,895	21,903
	Northwest Bancshares Inc.	1,711,420	21,803
	Trustmark Corp.	797,701	21,785
	Banner Corp.	466,730	21,745
	Park National Corp.	205,189	21,547
	Towne Bank	913,565	21,451
*	Eastern Bankshares Inc.	1,304,719	21,280
	Waddell & Reed Financial Inc. Class A	830,474	21,152
	Argo Group International Holdings Ltd.	464,675	20,306
	Mercury General Corp.	386,784	20,194
	Westamerica Bancorp	356,695	19,722
	Santander Consumer USA Holdings Inc.	855,389	18,836
	Eagle Bancorp Inc.	450,406	18,602
	NBT Bancorp Inc.	579,179	18,592
	Hope Bancorp Inc.	1,658,878	18,098
	Provident Financial Services Inc.	998,455	17,932
	Broadmark Realty Capital Inc.	1,755,665	17,908
	BGC Partners Inc. Class A	4,425,528	17,702
*	Encore Capital Group Inc.	437,978	17,059
	Great Western Bancorp Inc.	768,944	16,071
*,1	GCM Grosvenor Inc. Class A	1,196,738	15,941
	Safety Insurance Group Inc.	197,751	15,405
	Nelnet Inc. Class A	208,838	14,878
	Ladder Capital Corp. Class A	1,512,567	14,793
	First Commonwealth Financial Corp.	1,343,669	14,700
	iStar Inc.	982,062	14,584
	City Holding Co.	209,616	14,579
	ProAssurance Corp.	753,179	13,399
	OFG Bancorp	717,559	13,304
	S&T Bancorp Inc.	521,988	12,966
	Brookline Bancorp Inc.	1,049,649	12,638
	Tompkins Financial Corp.	177,357	12,521
	Employers Holdings Inc.	385,303	12,403
*,1	Lemonade Inc.	98,840	12,108
	Berkshire Hills Bancorp Inc.	674,854	11,553
*	Columbia Financial Inc.	708,648	11,027
	American National Group Inc.	112,683	10,831
*	Third Point Reinsurance Ltd.	1,134,793	10,803
	Heartland Financial USA Inc.	244,851	9,885
*	Ambac Financial Group Inc.	640,287	9,848
	ARMOUR Residential REIT Inc.	904,678	9,761
*	StepStone Group Inc. Class A	244,963	9,750
	Boston Private Financial Holdings Inc.	1,149,409	9,713
	WisdomTree Investments Inc.	1,767,678	9,457
	National Western Life Group Inc. Class A	43,206	8,919
[1]	Invesco Mortgage Capital Inc.	2,535,139	8,569
	TPG RE Finance Trust Inc.	804,750	8,546
	United Fire Group Inc.	337,901	8,481
45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Northfield Bancorp Inc.	668,295	8,240
	Capstead Mortgage Corp.	1,348,583	7,835
	FBL Financial Group Inc. Class A	136,302	7,157
	Central Pacific Financial Corp.	374,107	7,112
	KKR Real Estate Finance Trust Inc.	388,751	6,966
*	LendingClub Corp.	639,219	6,750
*,1	World Acceptance Corp.	62,451	6,384
	Dime Community Bancshares Inc.	392,634	6,192
	State Auto Financial Corp.	243,533	4,320
	Granite Point Mortgage Trust Inc.	382,570	3,822
*	Upstart Holdings Inc.	75,944	3,095
*	Assetmark Financial Holdings Inc.	124,659	3,017
*	MBIA Inc.	340,183	2,238
	Associated Capital Group Inc. Class A	23,367	821
*	Root Inc. Class A	338	5
*,2	Frontier Financial Corp.	2	—
			7,697,341
Health Care (8.08%)
*	Molina Healthcare Inc.	831,185	176,776
*	10X Genomics Inc. Class A	1,010,172	143,040
*	Mirati Therapeutics Inc.	633,465	139,134
*	Jazz Pharmaceuticals plc	741,175	122,331
	Encompass Health Corp.	1,392,171	115,119
	STERIS plc	597,126	113,179
	PerkinElmer Inc.	783,785	112,473
*	Denali Therapeutics Inc.	1,259,172	105,468
*	United Therapeutics Corp.	622,268	94,454
*	TG Therapeutics Inc.	1,766,291	91,882
*	Charles River Laboratories International Inc.	348,542	87,087
*	Iovance Biotherapeutics Inc.	1,848,453	85,768
	Perrigo Co. plc	1,911,795	85,495
*	Novavax Inc.	741,314	82,664
*	Envista Holdings Corp.	2,236,461	75,436
*,1	Bridgebio Pharma Inc.	1,030,510	73,280
*	Sage Therapeutics Inc.	729,386	63,099
*	Acadia Healthcare Co. Inc.	1,247,217	62,685
*	Kodiak Sciences Inc.	426,546	62,664
*	Turning Point Therapeutics Inc.	506,319	61,695
	Premier Inc. Class A	1,711,515	60,074
*	Tenet Healthcare Corp.	1,478,916	59,053
	Hill-Rom Holdings Inc.	468,665	45,915
*	Reata Pharmaceuticals Inc. Class A	367,637	45,447
*	Select Medical Holdings Corp.	1,513,295	41,858
*	Integer Holdings Corp.	461,621	37,479
	Patterson Cos. Inc.	1,217,555	36,076
*	Axsome Therapeutics Inc.	419,616	34,186
*	Pacific Biosciences of California Inc.	1,239,310	32,148
*	Avanos Medical Inc.	672,308	30,845
	Healthcare Services Group Inc.	1,046,708	29,412
*	MEDNAX Inc.	1,136,405	27,887
*	Magellan Health Inc.	324,273	26,863
*	Prestige Consumer Healthcare Inc.	700,141	24,414
*	Endo International plc	3,218,279	23,107
	CONMED Corp.	199,861	22,384
*	Multiplan Corp.	2,580,820	20,621
*	Myriad Genetics Inc.	998,490	19,745
*	Stoke Therapeutics Inc.	253,218	15,682
*,1	Madrigal Pharmaceuticals Inc.	140,475	15,617
*	NextGen Healthcare Inc.	746,122	13,609
*	Maravai LifeSciences Holdings Inc. Class A	472,658	13,258
46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Owens & Minor Inc.	487,727	13,193
*	Immunovant Inc.	273,117	12,615
*	Viela Bio Inc.	344,878	12,405
*	Karuna Therapeutics Inc.	121,761	12,370
*	ALX Oncology Holdings Inc.	137,981	11,894
*	Outset Medical Inc.	208,685	11,862
	National HealthCare Corp.	171,760	11,407
*	Brookdale Senior Living Inc.	2,562,881	11,354
*	Tivity Health Inc.	577,564	11,314
*	Meridian Bioscience Inc.	602,017	11,252
*,1	American Well Corp. Class A	418,766	10,607
*,1	OPKO Health Inc.	2,580,267	10,192
*	Black Diamond Therapeutics Inc.	301,805	9,673
*	Varex Imaging Corp.	545,896	9,106
*	Aerie Pharmaceuticals Inc.	653,348	8,827
*	NGM Biopharmaceuticals Inc.	289,292	8,764
*	Sotera Health Co.	290,810	7,980
*	Forma Therapeutics Holdings Inc.	227,285	7,932
*	AnaptysBio Inc.	363,100	7,807
*	Zogenix Inc.	389,052	7,777
*	Amneal Pharmaceuticals Inc.	1,650,740	7,544
*	Certara Inc.	215,941	7,282
*	Kiniksa Pharmaceuticals Ltd. Class A	356,182	6,294
*	Pulmonx Corp.	87,094	6,011
*	Kymera Therapeutics Inc.	93,139	5,775
	Phibro Animal Health Corp. Class A	283,067	5,497
*	Surgery Partners Inc.	158,126	4,587
*	Cerevel Therapeutics Holdings Inc.	266,079	4,412
*	Praxis Precision Medicines Inc.	80,092	4,407
*,1	Allovir Inc.	113,758	4,373
*	Seer Inc.	73,228	4,111
*	Olema Pharmaceuticals Inc.	84,216	4,049
*	SpringWorks Therapeutics Inc.	51,040	3,701
*,1	Atea Pharmaceuticals Inc.	87,735	3,666
*	G1 Therapeutics Inc.	197,773	3,558
*	Kinnate Biopharma Inc.	85,145	3,387
*	Vaxcyte Inc.	105,711	2,809
*	Oak Street Health Inc.	6,115	374
*,1	Harmony Biosciences Holdings Inc.	9,877	357
*	ChemoCentryx Inc.	640	40
*	Intra-Cellular Therapies Inc.	895	28
*	Health Catalyst Inc.	364	16
*	PMV Pharmaceuticals Inc.	129	8
*	Prelude Therapeutics Inc.	106	8
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	7
*	Kronos Bio Inc.	170	5
			2,920,046
Industrials (20.37%)
	IDEX Corp.	1,060,489	211,250
	Booz Allen Hamilton Holding Corp. Class A	1,931,988	168,431
	RPM International Inc.	1,820,127	165,231
	Howmet Aerospace Inc.	5,464,436	155,955
	Allegion plc	1,290,196	150,153
	Quanta Services Inc.	1,946,678	140,200
	AptarGroup Inc.	905,954	124,016
	Pentair plc	2,331,290	123,768
	Carlisle Cos. Inc.	747,468	116,740
*	Sensata Technologies Holding plc	2,202,049	116,136
	Owens Corning	1,515,559	114,819
*	AECOM	2,110,715	105,071
47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Generac Holdings Inc.	439,868	100,030
	Sealed Air Corp.	2,172,086	99,460
	Donaldson Co. Inc.	1,769,919	98,903
	Lincoln Electric Holdings Inc.	832,980	96,834
	Huntington Ingalls Industries Inc.	566,971	96,657
	Robert Half International Inc.	1,516,082	94,725
	ITT Inc.	1,209,688	93,170
	Knight-Swift Transportation Holdings Inc.	2,139,582	89,477
	Tetra Tech Inc.	753,042	87,187
	AGCO Corp.	839,028	86,495
*	Axalta Coating Systems Ltd.	2,967,804	84,731
	Brunswick Corp.	1,097,020	83,637
	Sonoco Products Co.	1,406,204	83,318
	Oshkosh Corp.	955,010	82,198
	CoreLogic Inc.	1,034,855	80,015
	MSA Safety Inc.	518,334	77,434
*	XPO Logistics Inc.	640,246	76,317
	MDU Resources Group Inc.	2,809,094	73,992
	ManpowerGroup Inc.	805,949	72,680
	EMCOR Group Inc.	769,585	70,386
	Regal Beloit Corp.	569,527	69,944
*	Bill.com Holdings Inc.	512,066	69,897
	Allison Transmission Holdings Inc.	1,578,479	68,080
	Curtiss-Wright Corp.	581,560	67,664
	Flowserve Corp.	1,825,891	67,284
	Air Lease Corp. Class A	1,514,380	67,269
*	Builders FirstSource Inc.	1,636,918	66,803
	Graphic Packaging Holding Co.	3,794,881	64,285
*	Vontier Corp.	1,887,449	63,041
	Acuity Brands Inc.	516,370	62,527
	KBR Inc.	1,998,321	61,808
	Hubbell Inc. Class B	380,037	59,586
	Spirit AeroSystems Holdings Inc. Class A	1,481,041	57,894
	Louisiana-Pacific Corp.	1,532,573	56,966
*	FTI Consulting Inc.	499,973	55,857
	nVent Electric plc	2,387,257	55,599
*	WESCO International Inc.	701,670	55,081
*	Colfax Corp.	1,411,953	53,993
	Crane Co.	693,099	53,826
*	MasTec Inc.	776,769	52,960
	Valmont Industries Inc.	298,002	52,129
	Woodward Inc.	418,280	50,834
*	BMC Stock Holdings Inc.	943,019	50,621
	Altra Industrial Motion Corp.	907,671	50,312
*	Middleby Corp.	389,953	50,273
	Brink's Co.	693,396	49,925
	EnerSys	597,640	49,640
	Alliance Data Systems Corp.	636,020	47,129
	Watts Water Technologies Inc. Class A	384,870	46,839
	Triton International Ltd.	962,441	46,688
	Ryder System Inc.	755,841	46,681
	MSC Industrial Direct Co. Inc. Class A	545,862	46,065
	UniFirst Corp.	214,033	45,309
*	Kirby Corp.	842,478	43,666
	Applied Industrial Technologies Inc.	544,091	42,434
	Kennametal Inc.	1,168,571	42,349
*	Resideo Technologies Inc.	1,971,340	41,911
	GATX Corp.	491,237	40,861
	Silgan Holdings Inc.	1,086,623	40,292
	EVERTEC Inc.	1,009,345	39,687
	Macquarie Infrastructure Corp.	1,040,497	39,071
48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	ESCO Technologies Inc.	365,648	37,742
	Hillenbrand Inc.	945,075	37,614
	HB Fuller Co.	722,993	37,509
*	Green Dot Corp. Class A	635,259	35,447
	ABM Industries Inc.	936,562	35,439
*,3	API Group Corp.	1,906,639	34,605
*	SPX FLOW Inc.	593,057	34,374
	Matson Inc.	601,988	34,295
	Barnes Group Inc.	675,563	34,244
	Brady Corp. Class A	648,282	34,242
	ManTech International Corp. Class A	381,968	33,972
	Korn Ferry	760,846	33,097
	Moog Inc. Class A	412,540	32,714
*	SPX Corp.	597,902	32,610
	Werner Enterprises Inc.	825,246	32,366
	Terex Corp.	920,054	32,101
*	Summit Materials Inc. Class A	1,594,824	32,024
	Trinity Industries Inc.	1,203,306	31,755
	Maxar Technologies Inc.	810,812	31,289
*	Beacon Roofing Supply Inc.	771,288	30,998
*	Navistar International Corp.	695,279	30,564
*	Allegheny Technologies Inc.	1,772,199	29,720
	Fluor Corp.	1,768,656	28,245
*	Atkore International Group Inc.	662,528	27,237
*	Meritor Inc.	960,010	26,794
	Belden Inc.	627,984	26,313
	O-I Glass Inc.	2,196,315	26,136
*	Hub Group Inc. Class A	444,676	25,347
	Armstrong World Industries Inc.	334,419	24,877
	Otter Tail Corp.	573,888	24,453
*	Welbilt Inc.	1,779,887	23,495
*	JELD-WEN Holding Inc.	915,190	23,209
*	Herc Holdings Inc.	347,163	23,055
	McGrath RentCorp	336,950	22,609
	Kaman Corp.	386,796	22,098
	EnPro Industries Inc.	289,363	21,853
*	OSI Systems Inc.	225,402	21,012
*	Atlas Air Worldwide Holdings Inc.	384,522	20,972
*	Sykes Enterprises Inc.	552,842	20,826
*	TriMas Corp.	604,188	19,135
	TTEC Holdings Inc.	261,279	19,055
*	Huron Consulting Group Inc.	322,756	19,026
	Astec Industries Inc.	315,980	18,289
	Schneider National Inc. Class B	856,598	17,732
	Primoris Services Corp.	638,579	17,631
*	Cardtronics plc Class A	497,269	17,554
	Granite Construction Inc.	653,262	17,449
*	GMS Inc.	567,395	17,294
	AZZ Inc.	364,446	17,289
	Deluxe Corp.	585,465	17,096
	AAR Corp.	468,699	16,976
*	Ferro Corp.	1,150,106	16,826
	ADT Inc.	2,127,239	16,699
	Greenbrier Cos. Inc.	458,672	16,686
	Encore Wire Corp.	273,916	16,591
	Greif Inc. Class A	351,617	16,484
	Albany International Corp. Class A	214,507	15,749
	MTS Systems Corp.	269,393	15,668
	Griffon Corp.	745,082	15,185
	ArcBest Corp.	337,332	14,394
	H&E Equipment Services Inc.	454,032	13,535
49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Wabash National Corp.	739,985	12,750
	Standex International Corp.	164,401	12,744
	Comfort Systems USA Inc.	241,622	12,724
*,1	Velodyne Lidar Inc.	529,713	12,088
	Kforce Inc.	276,174	11,624
*	Conduent Inc.	2,339,638	11,230
	Apogee Enterprises Inc.	350,315	11,098
*	CIRCOR International Inc.	279,489	10,744
*,1	Hyliion Holdings Corp.	644,123	10,615
	Quanex Building Products Corp.	458,514	10,165
	Kelly Services Inc. Class A	476,202	9,795
	Enerpac Tool Group Corp. Class A	418,708	9,467
*	TrueBlue Inc.	495,816	9,267
*,1	Nikola Corp.	602,784	9,198
*	BrightView Holdings Inc.	586,393	8,866
*,1	Advantage Solutions Inc.	666,327	8,776
	Hyster-Yale Materials Handling Inc.	144,828	8,625
*	Gates Industrial Corp. plc	609,603	7,779
*	Aegion Corp. Class A	408,713	7,761
*	Tutor Perini Corp.	568,239	7,359
*	Vivint Smart Home Inc.	277,262	5,753
	Greif Inc. Class B	107,120	5,182
	Kronos Worldwide Inc.	321,651	4,796
	Gorman-Rupp Co.	145,422	4,719
	Triumph Group Inc.	344,737	4,330
	REV Group Inc.	350,077	3,084
	International Seaways Inc.	168,956	2,759
*	Pactiv Evergreen Inc.	546	10
*	Manitowoc Co. Inc.	440	6
	Resources Connection Inc.	379	5
			7,365,410
Other (0.00%)[4]
*,2	Spirit MTA REIT	334,911	90
*,2	Clinical Data Care CVR	62,138	—
			90
Real Estate (8.88%)
	VICI Properties Inc.	7,519,471	191,747
	Medical Properties Trust Inc.	7,510,949	163,664
	Gaming & Leisure Properties Inc.	3,095,654	131,256
	Omega Healthcare Investors Inc.	3,178,740	115,452
*	Jones Lang LaSalle Inc.	718,555	106,612
	National Retail Properties Inc.	2,433,491	99,578
	Vornado Realty Trust	2,546,768	95,096
	Federal Realty Investment Trust	1,059,944	90,222
	Kimco Realty Corp.	5,756,764	86,409
	Life Storage Inc.	680,536	81,249
*	Apartment Income REIT Corp.	2,101,710	80,727
	EastGroup Properties Inc.	554,032	76,490
	First Industrial Realty Trust Inc.	1,807,539	76,152
	Cousins Properties Inc.	2,081,823	69,741
	Brixmor Property Group Inc.	4,156,461	68,789
	SL Green Realty Corp.	1,017,415	60,618
	VEREIT Inc.	1,530,302	57,830
	Highwoods Properties Inc.	1,457,008	57,741
	Park Hotels & Resorts Inc.	3,303,335	56,652
	Rayonier Inc.	1,913,737	56,226
	Agree Realty Corp.	776,663	51,710
	Lamar Advertising Co. Class A	606,079	50,438
	PotlatchDeltic Corp.	891,343	44,585
	Equity Commonwealth	1,619,896	44,191
50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Lexington Realty Trust	3,886,902	41,279
	National Health Investors Inc.	596,316	41,247
	Corporate Office Properties Trust	1,574,480	41,062
	Outfront Media Inc.	2,027,658	39,661
	Apple Hospitality REIT Inc.	2,977,615	38,441
	Weingarten Realty Investors	1,709,637	37,048
	Sunstone Hotel Investors Inc.	3,029,355	34,323
	EPR Properties	1,048,296	34,070
	Douglas Emmett Inc.	1,164,055	33,967
	RLJ Lodging Trust	2,318,690	32,809
	Piedmont Office Realty Trust Inc. Class A	1,761,099	28,583
	Brandywine Realty Trust	2,383,640	28,389
	Healthcare Realty Trust Inc.	950,584	28,137
	JBG SMITH Properties	879,224	27,493
	Service Properties Trust	2,303,321	26,465
	Retail Properties of America Inc. Class A	2,994,063	25,629
	Sabra Health Care REIT Inc.	1,445,813	25,114
	Washington REIT	1,151,094	24,898
	Xenia Hotels & Resorts Inc.	1,589,351	24,158
	Columbia Property Trust Inc.	1,612,962	23,130
*	DiamondRock Hospitality Co.	2,788,221	23,003
*	Cushman & Wakefield plc	1,548,744	22,968
	Empire State Realty Trust Inc. Class A	2,389,119	22,267
	SITE Centers Corp.	2,160,141	21,861
	Global Net Lease Inc.	1,250,446	21,433
	LTC Properties Inc.	548,393	21,338
	Industrial Logistics Properties Trust	912,542	21,253
*	Realogy Holdings Corp.	1,613,208	21,165
	Retail Opportunity Investments Corp.	1,566,642	20,977
[1]	Macerich Co.	1,879,884	20,058
	Urban Edge Properties	1,549,350	20,049
	American Assets Trust Inc.	674,041	19,466
	Uniti Group Inc.	1,625,858	19,071
	Pebblebrook Hotel Trust	914,793	17,198
	Acadia Realty Trust	1,205,611	17,108
	Alexander & Baldwin Inc.	960,595	16,503
	Colony Capital Inc.	3,365,042	16,186
	Newmark Group Inc. Class A	2,112,094	15,397
	Office Properties Income Trust	675,239	15,341
	Kennedy-Wilson Holdings Inc.	841,857	15,061
[1]	GEO Group Inc.	1,610,540	14,269
	Getty Realty Corp.	509,966	14,044
	Diversified Healthcare Trust	3,329,710	13,718
	Mack-Cali Realty Corp.	1,077,593	13,427
	Centerspace	181,063	12,790
[1]	Tanger Factory Outlet Centers Inc.	1,240,710	12,358
	American Finance Trust Inc.	1,521,060	11,302
	Apartment Investment & Management Co. Class A	2,080,256	10,984
	CoreCivic Inc.	1,671,780	10,950
	RPT Realty	1,131,384	9,786
	Colony Credit Real Estate Inc.	1,168,095	8,761
[1]	Brookfield Property REIT Inc. Class A	492,250	7,354
*,1	Seritage Growth Properties Class A	459,061	6,739
	Summit Hotel Properties Inc.	738,734	6,656
	Franklin Street Properties Corp.	1,350,028	5,900
	Saul Centers Inc.	183,088	5,800
*	Forestar Group Inc.	233,812	4,718
	Urstadt Biddle Properties Inc. Class A	212,451	3,002
	Urstadt Biddle Properties Inc.	12,610	151
51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Broadstone Net Lease Inc. Class A	443	9
*	Tejon Ranch Co.	261	4
			3,209,503
Technology (6.89%)
*	ON Semiconductor Corp.	5,763,685	188,645
*	Nuance Communications Inc.	3,962,235	174,695
	Leidos Holdings Inc.	996,124	104,713
*	Arrow Electronics Inc.	1,057,560	102,901
	DXC Technology Co.	3,565,098	91,801
*	CACI International Inc. Class A	353,129	88,046
	Jabil Inc.	1,886,420	80,229
	Science Applications International Corp.	814,677	77,101
*	F5 Networks Inc.	431,450	75,909
*	NCR Corp.	1,807,296	67,900
*	Cirrus Logic Inc.	812,234	66,766
*	LiveRamp Holdings Inc.	882,810	64,613
*	Change Healthcare Inc.	3,200,814	59,695
*	Concentrix Corp.	578,069	57,055
*	Verint Systems Inc.	826,462	55,522
*	Cerence Inc.	524,595	52,711
	Xerox Holdings Corp.	2,226,678	51,637
	Avnet Inc.	1,388,209	48,740
	SYNNEX Corp.	578,448	47,109
*	Schrodinger Inc.	592,300	46,898
*	Synaptics Inc.	484,491	46,705
	Perspecta Inc.	1,919,431	46,220
*	Workiva Inc. Class A	475,891	43,601
*	SVMK Inc.	1,596,887	40,800
*	Covetrus Inc.	1,342,216	38,575
	Vishay Intertechnology Inc.	1,852,539	38,366
*	Insight Enterprises Inc.	492,880	37,503
*	Dun & Bradstreet Holdings Inc.	1,485,179	36,981
*	Teradata Corp.	1,459,126	32,787
*	Plexus Corp.	402,819	31,504
	Xperi Holding Corp.	1,477,308	30,876
*	Allscripts Healthcare Solutions Inc.	2,097,546	30,289
	Progress Software Corp.	630,318	28,484
*	Rambus Inc.	1,592,077	27,798
*	Sanmina Corp.	863,878	27,549
*	NetScout Systems Inc.	982,665	26,945
*	Avaya Holdings Corp.	1,107,139	21,202
	Blackbaud Inc.	348,802	20,077
	CSG Systems International Inc.	437,385	19,713
*	TTM Technologies Inc.	1,417,117	19,549
*	Super Micro Computer Inc.	615,147	19,476
	Methode Electronics Inc.	498,290	19,074
*	Medallia Inc.	566,222	18,810
	Amkor Technology Inc.	1,185,860	17,883
*	Unisys Corp.	836,924	16,471
	Pitney Bowes Inc.	2,419,179	14,902
	Benchmark Electronics Inc.	509,729	13,768
*,1	C3.ai Inc. Class A	97,228	13,490
*	Groupon Inc. Class A	342,031	12,995
*	Jamf Holding Corp.	406,039	12,149
*,1	JFrog Ltd.	191,001	12,001
*	Sprout Social Inc. Class A	242,811	11,026
	Shutterstock Inc.	152,191	10,912
*	Allegro MicroSystems Inc.	396,750	10,577
*	Blucora Inc.	637,993	10,150
*	ScanSource Inc.	354,514	9,352
52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	McAfee Corp. Class A	439,406	7,334
*,1	Sumo Logic Inc.	211,398	6,042
*	Diebold Nixdorf Inc.	515,239	5,492
*	MediaAlpha Inc. Class A	58,006	2,266
	Bentley Systems Inc. Class B	6,370	258
*	Avalara Inc.	992	164
*	Appian Corp. Class A	470	76
*	Duck Creek Technologies Inc.	326	14
*	Asana Inc. Class A	364	11
*	Vertex Inc. Class A	288	10
*	Datto Holding Corp.	299	8
			2,492,921
Telecommunications (1.12%)
*	Iridium Communications Inc.	1,681,219	66,114
	Juniper Networks Inc.	2,308,181	51,957
*	8x8 Inc.	1,416,646	48,832
*	Viavi Solutions Inc.	3,216,849	48,172
*	Vonage Holdings Corp.	3,309,917	42,615
*	CommScope Holding Co. Inc.	2,776,150	37,200
	Telephone & Data Systems Inc.	1,356,370	25,188
*	NETGEAR Inc.	401,097	16,297
*	EchoStar Corp. Class A	670,055	14,198
	Plantronics Inc.	511,130	13,816
	InterDigital Inc.	214,942	13,043
*,1	fuboTV Inc.	377,078	10,558
	ADTRAN Inc.	670,328	9,901
*	United States Cellular Corp.	222,330	6,823
			404,714
Utilities (4.44%)
	Atmos Energy Corp.	1,761,069	168,059
	Essential Utilities Inc.	3,435,256	162,453
	UGI Corp.	2,917,630	102,000
	OGE Energy Corp.	2,800,891	89,236
*	Stericycle Inc.	1,281,993	88,881
	IDACORP Inc.	707,016	67,895
	NRG Energy Inc.	1,711,343	64,261
	Pinnacle West Capital Corp.	789,003	63,081
	ONE Gas Inc.	744,303	57,140
	PNM Resources Inc.	1,116,800	54,198
	Black Hills Corp.	879,781	54,063
	Portland General Electric Co.	1,255,159	53,683
	National Fuel Gas Co.	1,275,173	52,448
	Hawaiian Electric Industries Inc.	1,454,646	51,480
	New Jersey Resources Corp.	1,346,839	47,880
	ALLETE Inc.	729,305	45,173
	Southwest Gas Holdings Inc.	730,900	44,402
	Spire Inc.	688,106	44,066
	NorthWestern Corp.	706,839	41,216
	American States Water Co.	515,521	40,989
	Avista Corp.	965,013	38,736
	Clearway Energy Inc. Class C	1,144,343	36,539
	MGE Energy Inc.	507,996	35,575
	South Jersey Industries Inc.	1,405,773	30,294
*	Harsco Corp.	1,102,866	19,830
	Northwest Natural Holding Co.	426,664	19,622
	California Water Service Group	348,262	18,817
	Clearway Energy Inc. Class A	484,441	14,315
53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2020
				Shares	Market Value ($000)
*	PG&E Corp.			18,217	227
					1,606,559
Total Common Stocks (Cost $28,119,202)					36,136,727
		Coupon
Temporary Cash Investments (1.14%)
Money Market Fund (1.14%)
[5,6]	Vanguard Market Liquidity Fund	0.111%		4,108,737	410,873
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.00%)
[7]	United States Treasury Bill	0.095%	1/28/21	1,427	1,427
Total Temporary Cash Investments (Cost $412,242)					412,300
Total Investments (101.08%) (Cost $28,531,444)					36,549,027
Other Assets and Liabilities—Net (-1.08%)					(390,048)
Net Assets (100%)					36,158,979
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $357,020,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $34,605,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $385,122,000 was received for securities on loan, of which $382,088,000 is held in Vanguard Market Liquidity Fund and $3,034,000 is held in cash.
7	Securities with a value of $1,427,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
54

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA480 022021

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.18%)
Communication Services (5.69%)
*	Snap Inc. Class A	12,746,579	638,221
*	Match Group Inc.	3,616,065	546,713
*	Liberty Broadband Corp. Class C	2,981,539	472,186
*	Pinterest Inc. Class A	7,117,865	469,067
*	Roku Inc.	1,193,969	396,422
*	Zillow Group Inc. Class C	1,902,303	246,919
*	IAC/InterActiveCorp	1,106,036	209,428
	Cable One Inc.	75,189	167,500
*	Zynga Inc. Class A	13,955,372	137,740
*	Altice USA Inc. Class A	3,362,626	127,343
*	Liberty Global plc Class C	4,860,328	114,947
*	Liberty Media Corp.-Liberty Formula One Class C	2,594,361	110,520
	New York Times Co. Class A	2,007,702	103,939
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,327,349	101,263
*	Zillow Group Inc. Class A	655,295	89,081
[1]	Sirius XM Holdings Inc.	12,459,327	79,366
	Nexstar Media Group Inc. Class A	612,173	66,843
*	Iridium Communications Inc.	1,611,563	63,375
*	ZoomInfo Technologies Inc. Class A	1,143,243	55,139
*	Cardlytics Inc.	378,464	54,033
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,214,638	52,460
*	Liberty Global plc Class A	2,119,352	51,331
	Warner Music Group Corp. Class A	1,214,166	46,126
*	Madison Square Garden Sports Corp.	241,803	44,516
*	Liberty Broadband Corp. Class A	281,383	44,340
	TEGNA Inc.	3,019,169	42,117
*	Vonage Holdings Corp.	3,198,367	41,179
*	Cargurus Inc.	1,213,474	38,504
*	TripAdvisor Inc.	1,326,295	38,171
*	Bandwidth Inc. Class A	238,542	36,657
	Cogent Communications Holdings Inc.	577,428	34,571
*	Yelp Inc. Class A	958,762	31,323
	World Wrestling Entertainment Inc. Class A	644,152	30,951
	Shenandoah Telecommunications Co.	689,507	29,821
	John Wiley & Sons Inc. Class A	616,188	28,135
	Telephone & Data Systems Inc.	1,390,622	25,824
[1]	Cinemark Holdings Inc.	1,470,675	25,604
*	Madison Square Garden Entertainment Corp.	242,522	25,475
*	Liberty Media Corp.-Liberty Formula One Class A	628,058	23,860
*	Liberty Latin America Ltd. Class C	2,003,255	22,216
*	Gray Television Inc.	1,225,097	21,917
	Sinclair Broadcast Group Inc. Class A	649,167	20,676
*,1	Advantage Solutions Inc.	1,504,261	19,811
*	TechTarget Inc.	330,693	19,547
*	Glu Mobile Inc.	2,030,242	18,292
*	Lions Gate Entertainment Corp. Class B	1,739,000	18,051
*	Eventbrite Inc. Class A	933,718	16,900
*	QuinStreet Inc.	691,057	14,816
*,1	AMC Networks Inc. Class A	401,344	14,356
*	ANGI Homeservices Inc. Class A	1,060,363	13,991
*	Liberty Media Corp.-Liberty Braves Class C	509,733	12,682
	EW Scripps Co. Class A	810,310	12,390
*	iHeartMedia Inc. Class A	880,745	11,432
*	Cincinnati Bell Inc.	724,060	11,064
*	Clear Channel Outdoor Holdings Inc.	6,682,727	11,026
	Meredith Corp.	573,610	11,013
*	Radius Global Infrastructure Inc.	838,038	10,769
1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Cars.com Inc.	946,875	10,700
	Scholastic Corp.	410,542	10,264
*	Liberty Latin America Ltd. Class A	878,511	9,778
*	MSG Networks Inc. Class A	633,227	9,334
*	ORBCOMM Inc.	1,149,942	8,533
*	Boingo Wireless Inc.	635,796	8,087
*	Lions Gate Entertainment Corp. Class A	709,189	8,063
*	WideOpenWest Inc.	725,270	7,739
*,1	Gogo Inc.	698,034	6,722
*	Anterix Inc.	178,282	6,703
	ATN International Inc.	157,999	6,598
*	Boston Omaha Corp. Class A	228,155	6,308
*	Gannett Co. Inc.	1,853,458	6,228
*	TrueCar Inc.	1,430,514	6,008
*	United States Cellular Corp.	194,099	5,957
*	MediaAlpha Inc. Class A	146,889	5,739
*	Consolidated Communications Holdings Inc.	1,063,220	5,199
	Tribune Publishing Co.	360,817	4,943
*	EverQuote Inc. Class A	131,071	4,895
*	Ooma Inc.	317,822	4,577
*	Sciplay Corp. Class A	324,919	4,500
	Marcus Corp.	333,137	4,491
	Loral Space & Communications Inc.	206,104	4,326
*	Liberty TripAdvisor Holdings Inc. Class A	986,005	4,279
	Entercom Communications Corp. Class A	1,596,873	3,944
[1]	AMC Entertainment Holdings Inc. Class A	1,633,595	3,463
*	Daily Journal Corp.	8,573	3,463
	National CineMedia Inc.	885,100	3,293
*,1	Globalstar Inc.	9,101,393	3,082
	Spok Holdings Inc.	270,024	3,005
*	Fluent Inc.	556,864	2,957
*,1,2	NII Holdings Inc.	1,297,367	2,815
*	CuriosityStream Inc.	197,470	2,755
*	IDT Corp. Class B	221,165	2,734
*	Hemisphere Media Group Inc. Class A	262,218	2,717
*	Liberty Media Corp.-Liberty Braves Class A	101,718	2,530
	Entravision Communications Corp. Class A	871,053	2,395
	Alaska Communications Systems Group Inc.	622,399	2,297
	Emerald Holding Inc.	381,354	2,067
*,1	LiveXLive Media Inc.	619,339	2,031
*	Gaia Inc. Class A	195,135	1,928
*	comScore Inc.	736,758	1,835
*	Cumulus Media Inc. Class A	202,948	1,770
*	DHI Group Inc.	725,260	1,610
*	MDC Partners Inc. Class A	607,963	1,526
	Saga Communications Inc. Class A	60,105	1,444
*,1	IZEA Worldwide Inc.	767,747	1,397
*	Reading International Inc. Class A	213,227	1,070
*	Chicken Soup For The Soul Entertainment Inc.	52,868	1,057
*	Lee Enterprises Inc.	710,819	896
*	Travelzoo	94,794	895
	Townsquare Media Inc. Class A	132,690	884
*	Marchex Inc. Class B	402,768	789
*,1	Digital Media Solutions Inc.	56,258	677
*	Kubient Inc.	109,860	613
*	Zedge Inc. Class B	86,700	524
*,1	Super League Gaming Inc.	161,810	458
*	Ballantyne Strong Inc.	208,983	421
*,1	Cinedigm Corp. Class A	564,999	364
*,1	AutoWeb Inc.	129,350	319
	A H Belo Corp. Class A	209,330	316
2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Urban One Inc.	239,794	281
*,1	SRAX Inc. Class A	89,052	277
*	Otelco Inc. Class A	14,646	168
*,1	Urban One Inc. Class A	39,324	166
	Beasley Broadcast Group Inc. Class A	93,910	140
*,1	Professional Diversity Network Inc.	48,176	125
	Salem Media Group Inc. Class A	117,723	122
*	Insignia Systems Inc.	125,777	106
*	SPAR Group Inc.	80,427	92
*,1	Dolphin Entertainment Inc.	19,960	68
*,1	NTN Buzztime Inc.	16,227	36
*	Creative Realities Inc.	25,519	33
*	Thryv Holdings Inc.	1,700	23
*,1,2	SRAX Inc. Rights	74,416	13
*	Mediaco Holding Inc. Class A	5,127	13
			5,449,934
Consumer Discretionary (10.95%)
*	Lululemon Athletica Inc.	1,649,515	574,081
*	Peloton Interactive Inc. Class A	3,563,507	540,655
*	Burlington Stores Inc.	920,108	240,654
*	Caesars Entertainment Inc.	2,920,273	216,889
*	DraftKings Inc. Class A	4,426,969	206,120
*	Wayfair Inc. Class A	884,654	199,764
*	Carvana Co. Class A	789,070	189,014
*	Penn National Gaming Inc.	2,064,869	178,343
*	Chegg Inc.	1,791,777	161,851
	Vail Resorts Inc.	558,042	155,671
*	Bright Horizons Family Solutions Inc.	843,164	145,859
*	Five Below Inc.	775,162	135,638
	Aramark	3,509,419	135,042
*	Floor & Decor Holdings Inc. Class A	1,441,096	133,806
	Lear Corp.	756,367	120,285
	Service Corp. International	2,408,504	118,258
	Gentex Corp.	3,408,140	115,638
*	Deckers Outdoor Corp.	387,896	111,241
	Williams-Sonoma Inc.	1,061,846	108,138
	Lithia Motors Inc. Class A	360,332	105,458
*	Airbnb Inc. Class A	718,257	105,440
	Autoliv Inc.	1,090,260	100,413
*	RH	216,406	96,846
*	Grubhub Inc.	1,286,082	95,517
	Churchill Downs Inc.	488,245	95,105
*	Terminix Global Holdings Inc.	1,839,039	93,809
*	Chewy Inc. Class A	1,043,314	93,783
	Kohl's Corp.	2,173,099	88,423
*	Planet Fitness Inc. Class A	1,136,003	88,188
*	Capri Holdings Ltd.	2,088,815	87,730
*	Mattel Inc.	4,843,065	84,511
*	TopBuild Corp.	455,130	83,780
	Brunswick Corp.	1,091,782	83,237
	Harley-Davidson Inc.	2,119,335	77,780
	Marriott Vacations Worldwide Corp.	564,658	77,482
*	Helen of Troy Ltd.	348,015	77,325
	Polaris Inc.	806,481	76,842
	Wyndham Hotels & Resorts Inc.	1,288,537	76,591
*	Tempur Sealy International Inc.	2,657,620	71,756
	Thor Industries Inc.	763,848	71,030
*	YETI Holdings Inc.	1,034,390	70,825
	Texas Roadhouse Inc. Class A	897,648	70,160
	Toll Brothers Inc.	1,586,885	68,982
3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	DoorDash Inc. Class A	478,639	68,326
*	Skechers U.S.A. Inc. Class A	1,875,325	67,399
*	Ollie's Bargain Outlet Holdings Inc.	785,553	64,235
*	Grand Canyon Education Inc.	654,594	60,949
*	Fox Factory Holding Corp.	573,330	60,607
*	frontdoor Inc.	1,192,837	59,892
	Qurate Retail Inc. Class A	5,364,609	58,850
*	Crocs Inc.	931,199	58,349
	Foot Locker Inc.	1,440,708	58,262
*	AutoNation Inc.	812,462	56,702
	Carter's Inc.	601,151	56,550
	Wendy's Co.	2,479,495	54,351
	Wingstop Inc.	407,125	53,964
	Wyndham Destinations Inc.	1,178,555	52,870
	Dick's Sporting Goods Inc.	906,048	50,929
*	National Vision Holdings Inc.	1,112,800	50,399
*	Stamps.com Inc.	254,020	49,836
*	Magnite Inc.	1,579,404	48,503
	Murphy USA Inc.	369,587	48,368
*	Visteon Corp.	384,768	48,296
[1]	Macy's Inc.	4,278,590	48,134
*	Boyd Gaming Corp.	1,100,739	47,244
[1]	Nordstrom Inc.	1,503,962	46,939
*,1	Stitch Fix Inc. Class A	786,511	46,184
*	Taylor Morrison Home Corp. Class A	1,787,167	45,841
*	Adient plc	1,295,845	45,057
	LCI Industries	347,113	45,014
*	Meritage Homes Corp.	519,600	43,033
	Cracker Barrel Old Country Store Inc.	323,850	42,722
	Choice Hotels International Inc.	395,858	42,250
*	Shake Shack Inc. Class A	487,765	41,353
	American Eagle Outfitters Inc.	2,047,963	41,103
	KB Home	1,210,662	40,581
	H&R Block Inc.	2,535,418	40,212
	Papa John's International Inc.	461,614	39,168
	Dana Inc.	1,990,183	38,848
*	Asbury Automotive Group Inc.	265,779	38,735
	Steven Madden Ltd.	1,056,057	37,300
*	Hilton Grand Vacations Inc.	1,174,473	36,820
	Columbia Sportswear Co.	420,623	36,754
	Six Flags Entertainment Corp.	1,050,534	35,823
	Hyatt Hotels Corp. Class A	481,426	35,746
	Brinker International Inc.	629,833	35,630
	Wolverine World Wide Inc.	1,129,156	35,286
	Goodyear Tire & Rubber Co.	3,218,200	35,111
*	Dorman Products Inc.	397,836	34,540
	MDC Holdings Inc.	693,525	33,705
*	Scientific Games Corp.	785,959	32,609
	Extended Stay America Inc.	2,199,440	32,574
*	LGI Homes Inc.	305,887	32,378
	Strategic Education Inc.	337,079	32,134
*	Installed Building Products Inc.	313,701	31,976
*,1	Workhorse Group Inc.	1,603,973	31,727
*	Sleep Number Corp.	381,043	31,192
	Callaway Golf Co.	1,298,548	31,178
	Group 1 Automotive Inc.	235,949	30,942
*,1	iRobot Corp.	383,608	30,800
[1]	Bed Bath & Beyond Inc.	1,728,639	30,701
	Graham Holdings Co. Class B	56,974	30,389
*,1	Fisker Inc.	2,066,712	30,277
*	TRI Pointe Group Inc.	1,709,429	29,488
4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Sonos Inc.	1,259,683	29,464
	Jack in the Box Inc.	312,150	28,968
*	Gentherm Inc.	444,028	28,959
*,1	Lordstown Motors Corp.	1,428,973	28,665
*,1	Overstock.com Inc.	589,256	28,267
	Cooper Tire & Rubber Co.	694,397	28,123
	Winnebago Industries Inc.	467,853	28,043
*,1	Veoneer Inc.	1,305,245	27,802
*	GrowGeneration Corp.	659,887	26,541
	Penske Automotive Group Inc.	440,174	26,142
	Kontoor Brands Inc.	644,062	26,123
	Rent-A-Center Inc.	664,903	25,459
	La-Z-Boy Inc.	629,155	25,066
	Monro Inc.	460,555	24,548
*	Adtalem Global Education Inc.	715,142	24,279
*	Urban Outfitters Inc.	943,510	24,154
*	Tupperware Brands Corp.	711,301	23,039
	Red Rock Resorts Inc. Class A	904,405	22,646
*	Skyline Champion Corp.	728,187	22,530
*	SeaWorld Entertainment Inc.	709,901	22,426
	Bloomin' Brands Inc.	1,128,140	21,908
	Shutterstock Inc.	302,150	21,664
*	Laureate Education Inc. Class A	1,469,035	21,389
[1]	Cheesecake Factory Inc.	576,588	21,368
	Dave & Buster's Entertainment Inc.	706,696	21,215
	Big Lots Inc.	489,640	21,020
*	ODP Corp.	715,435	20,962
*	Cavco Industries Inc.	119,070	20,891
	Patrick Industries Inc.	301,873	20,633
*	Sally Beauty Holdings Inc.	1,540,854	20,093
	Signet Jewelers Ltd.	718,094	19,582
*	Vista Outdoor Inc.	808,664	19,214
*	Vroom Inc.	466,297	19,104
	Acushnet Holdings Corp.	470,097	19,058
*	Century Communities Inc.	427,424	18,713
	Levi Strauss & Co. Class A	901,964	18,111
	Core-Mark Holding Co. Inc.	614,493	18,048
*	Malibu Boats Inc. Class A	284,876	17,788
*	M/I Homes Inc.	395,404	17,512
	Abercrombie & Fitch Co. Class A	838,004	17,062
*	Boot Barn Holdings Inc.	392,779	17,031
*	Everi Holdings Inc.	1,180,614	16,304
	Oxford Industries Inc.	245,732	16,098
	Sturm Ruger & Co. Inc.	246,503	16,040
*	RealReal Inc.	809,341	15,815
*,1	Blink Charging Co.	366,060	15,649
*	WW International Inc.	639,963	15,615
*	Green Brick Partners Inc.	680,067	15,614
*,1	GameStop Corp. Class A	817,863	15,409
*	Leslie's Inc.	550,414	15,274
	Dine Brands Global Inc.	249,380	14,464
*	G-III Apparel Group Ltd.	607,233	14,416
*	GoPro Inc. Class A	1,708,433	14,146
	Smith & Wesson Brands Inc.	780,083	13,846
	Camping World Holdings Inc. Class A	527,823	13,750
*	At Home Group Inc.	881,788	13,632
*,1	Michaels Cos. Inc.	1,040,503	13,537
*	Lumber Liquidators Holdings Inc.	424,169	13,039
*	Bally's Corp.	257,831	12,951
*	Denny's Corp.	882,034	12,948
*	American Axle & Manufacturing Holdings Inc.	1,543,108	12,870
5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Sonic Automotive Inc. Class A	330,492	12,747
*	Perdoceo Education Corp.	981,560	12,397
*	Stride Inc.	579,681	12,307
*	Purple Innovation Inc. Class A	372,885	12,283
*	Vivint Smart Home Inc.	588,876	12,219
	BJ's Restaurants Inc.	316,143	12,168
*	Groupon Inc. Class A	318,860	12,115
*	Stoneridge Inc.	398,579	12,049
*	XPEL Inc.	232,474	11,986
	Buckle Inc.	402,742	11,760
	Guess? Inc.	517,611	11,708
*	Revolve Group Inc.	371,236	11,571
	Franchise Group Inc.	376,556	11,466
*	Monarch Casino & Resort Inc.	181,163	11,091
	Standard Motor Products Inc.	273,308	11,058
	Johnson Outdoors Inc. Class A	98,072	11,046
*	Zumiez Inc.	297,407	10,939
*	Party City Holdco Inc.	1,758,493	10,815
*	Sportsman's Warehouse Holdings Inc.	615,690	10,805
*	Hibbett Sports Inc.	233,173	10,768
*	MarineMax Inc.	304,507	10,667
*	Quotient Technology Inc.	1,109,756	10,454
*,1	Children's Place Inc.	206,811	10,361
*	Universal Electronics Inc.	196,044	10,284
	Collectors Universe Inc.	129,218	9,743
*	America's Car-Mart Inc.	85,365	9,376
*	Modine Manufacturing Co.	740,170	9,297
[1]	PetMed Express Inc.	289,872	9,293
*	Nautilus Inc.	510,732	9,265
*	1-800-Flowers.com Inc. Class A	352,597	9,168
	Ruth's Hospitality Group Inc.	496,818	8,809
*	Aaron's Co. Inc.	463,928	8,796
	Caleres Inc.	548,859	8,590
*	Cooper-Standard Holdings Inc.	240,140	8,326
	Winmark Corp.	43,829	8,143
*	Accel Entertainment Inc. Class A	781,480	7,893
	Carriage Services Inc. Class A	244,805	7,667
*	Lindblad Expeditions Holdings Inc.	442,098	7,569
*	Tenneco Inc. Class A	699,393	7,414
*	Shift Technologies Inc.	882,811	7,301
*	Lovesac Co.	166,278	7,165
*	Chuy's Holdings Inc.	270,024	7,153
	Citi Trends Inc.	142,936	7,101
	Haverty Furniture Cos. Inc.	254,765	7,049
	OneSpaWorld Holdings Ltd.	693,612	7,033
*	MasterCraft Boat Holdings Inc.	278,491	6,918
*	Beazer Homes USA Inc.	453,585	6,872
*	American Public Education Inc.	223,815	6,822
	Ethan Allen Interiors Inc.	326,071	6,590
*	TravelCenters of America Inc.	200,785	6,546
	Designer Brands Inc. Class A	846,722	6,477
*	Genesco Inc.	202,296	6,087
*	Liquidity Services Inc.	382,098	6,079
*,1	CarParts.com Inc.	485,168	6,011
[1]	Dillard's Inc. Class A	94,977	5,988
	Hooker Furniture Corp.	184,228	5,941
	Marine Products Corp.	406,881	5,916
*	Golden Entertainment Inc.	288,234	5,733
*	Houghton Mifflin Harcourt Co.	1,719,513	5,726
*	Fossil Group Inc.	655,143	5,680
	Clarus Corp.	362,194	5,578
6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Arcimoto Inc.	419,951	5,556
*	Motorcar Parts of America Inc.	282,543	5,543
*,1	Vuzix Corp.	605,002	5,493
	Shoe Carnival Inc.	128,403	5,031
*	StoneMor Inc.	1,883,337	4,953
*	El Pollo Loco Holdings Inc.	273,583	4,952
	RCI Hospitality Holdings Inc.	123,492	4,871
*	Lands' End Inc.	220,129	4,748
*,1	Genius Brands International Inc.	3,380,001	4,664
*	Turtle Beach Corp.	212,363	4,576
*,1	Academy Sports & Outdoors Inc.	219,375	4,548
*	Playa Hotels & Resorts NV	759,941	4,522
*	Del Taco Restaurants Inc.	492,007	4,458
*	Red Robin Gourmet Burgers Inc.	215,440	4,143
*	Kirkland's Inc.	231,675	4,142
*	OneWater Marine Inc. Class A	140,941	4,100
*	Movado Group Inc.	241,248	4,010
*	Waitr Holdings Inc.	1,386,732	3,855
[1]	Big 5 Sporting Goods Corp.	369,813	3,776
*	Unifi Inc.	210,325	3,731
	Flexsteel Industries Inc.	103,832	3,631
*	PlayAGS Inc.	483,147	3,479
*	American Outdoor Brands Inc.	198,094	3,374
*	Noodles & Co. Class A	416,482	3,290
*	Regis Corp.	349,565	3,212
*,1	Mohawk Group Holdings Inc.	184,864	3,182
*	Conn's Inc.	270,471	3,162
	Cato Corp. Class A	324,089	3,108
*	Carrols Restaurant Group Inc.	492,039	3,090
*	Container Store Group Inc.	309,827	2,956
	Rocky Brands Inc.	103,317	2,900
*	VOXX International Corp. Class A	226,322	2,888
*	Fiesta Restaurant Group Inc.	250,450	2,855
*	Century Casinos Inc.	445,022	2,844
*	Lakeland Industries Inc.	103,047	2,808
	Superior Group of Cos. Inc.	119,440	2,776
*	Funko Inc. Class A	267,332	2,775
*	Aspen Group Inc.	244,092	2,717
	Chico's FAS Inc.	1,673,549	2,661
	Tilly's Inc. Class A	323,580	2,640
	Bassett Furniture Industries Inc.	130,243	2,615
	Escalade Inc.	123,487	2,614
*	Vera Bradley Inc.	324,279	2,581
*,1	Remark Holdings Inc.	1,331,577	2,530
*	Hovnanian Enterprises Inc. Class A	74,145	2,436
*	Universal Technical Institute Inc.	376,994	2,435
*	Horizon Global Corp.	275,807	2,369
*	Bluegreen Vacations Holding Corp. Class A	174,768	2,365
	Culp Inc.	148,464	2,356
	Lifetime Brands Inc.	154,073	2,342
*	Casper Sleep Inc.	370,020	2,276
	Nathan's Famous Inc.	40,865	2,257
*	Legacy Housing Corp.	148,420	2,243
*	Barnes & Noble Education Inc.	459,083	2,135
*,1	LMP Automotive Holdings Inc.	84,897	2,120
	Strattec Security Corp.	41,964	2,071
*	Lincoln Educational Services Corp.	310,129	2,016
*,1	Drive Shack Inc.	839,769	1,999
*	Zovio Inc. Class A	407,446	1,931
*	Duluth Holdings Inc. Class B	177,191	1,871
*	Biglari Holdings Inc. Class B	16,477	1,832
7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	ZAGG Inc.	421,612	1,758
*	Select Interior Concepts Inc. Class A	232,840	1,665
*	Delta Apparel Inc.	79,196	1,589
*	Lazydays Holdings Inc.	96,681	1,571
*	Superior Industries International Inc.	381,353	1,560
	Hamilton Beach Brands Holding Co. Class A	83,502	1,462
*,1	AYRO Inc.	229,719	1,397
*	Potbelly Corp.	299,719	1,319
*	J Alexander's Holdings Inc.	179,472	1,308
*	Inspired Entertainment Inc.	196,612	1,294
*,1	XpresSpa Group Inc.	1,063,321	1,265
	Weyco Group Inc.	77,311	1,225
*	ONE Group Hospitality Inc.	330,500	1,223
*	Full House Resorts Inc.	302,969	1,191
*	Red Lion Hotels Corp.	327,789	1,134
*	Leaf Group Ltd.	226,261	1,052
*,1	Express Inc.	1,118,680	1,018
	Educational Development Corp.	63,062	969
*,1	Blue Apron Holdings Inc. Class A	167,475	936
*,1	Kura Sushi USA Inc. Class A	46,926	915
*	New Home Co. Inc.	194,068	910
	Bluegreen Vacations Corp.	110,168	875
*	Build-A-Bear Workshop Inc.	196,911	841
*,1	ContextLogic Inc. Class A	44,266	807
	Ark Restaurants Corp.	38,576	748
*	Target Hospitality Corp.	470,446	743
*,1	RumbleON Inc. Class B	24,062	727
*,1	Esports Entertainment Group Inc.	97,381	618
	Crown Crafts Inc.	80,356	575
*	Greenlane Holdings Inc. Class A	136,562	541
*	BBQ Holdings Inc.	104,531	504
*,1	Sequential Brands Group Inc.	33,382	479
*	Luby's Inc.	161,372	458
*	Dixie Group Inc.	168,576	430
	Dover Motorsports Inc.	181,111	411
*	iMedia Brands Inc.	82,065	392
*	Biglari Holdings Inc. Class A	544	318
*	FAT Brands Inc.	47,223	281
*	Good Times Restaurants Inc.	96,730	276
*	Vince Holding Corp.	40,363	257
	AMCON Distributing Co.	2,126	253
*	Unique Fabricating Inc.	45,041	248
*	JAKKS Pacific Inc.	45,806	228
*	Iconix Brand Group Inc.	171,719	216
*	Forward Industries Inc.	115,757	211
*	Charles & Colvard Ltd.	160,570	197
*,1	Toughbuilt Industries Inc.	231,116	183
*,1	Monaker Group Inc.	78,800	179
*,1	J. Jill Inc.	42,355	158
*	Allied Esports Entertainment Inc.	90,142	142
*	Nephros Inc.	16,014	137
*	Rave Restaurant Group Inc.	146,299	133
*	Sypris Solutions Inc.	86,639	132
*	Flanigan's Enterprises Inc.	6,352	126
	Hall of Fame Resort & Entertainment Co.	101,047	124
*	Nova Lifestyle Inc.	42,072	100
*	Yunhong CTI Ltd.	46,060	79
*	Live Ventures Inc.	5,291	65
*,1	Trxade Group Inc.	9,800	52
*	Harbor Custom Development Inc.	11,300	49
	Lennar Corp. Class A	471	36
8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Koss Corp.	9,892	34
*	Canterbury Park Holding Corp.	2,730	32
*	Vinco Ventures Inc.	20,400	28
*	Comstock Holding Cos. Inc. Class A	5,794	18
*,1	Xcel Brands Inc.	12,396	15
*	Amergent Hospitality Group Inc.	22,675	11
	Bowl America Inc. Class A	405	4
			10,493,947
Consumer Staples (2.66%)
	Keurig Dr Pepper Inc.	7,984,374	255,500
*	Darling Ingredients Inc.	2,230,030	128,628
	Bunge Ltd.	1,930,779	126,620
*	Boston Beer Co. Inc. Class A	126,627	125,904
*	US Foods Holding Corp.	3,060,934	101,960
	Casey's General Stores Inc.	510,797	91,239
*	Performance Food Group Co.	1,850,810	88,117
*	Post Holdings Inc.	852,955	86,157
*,1	Beyond Meat Inc.	687,179	85,897
*	Freshpet Inc.	558,481	79,299
	Ingredion Inc.	925,524	72,811
*	BJ's Wholesale Club Holdings Inc.	1,891,466	70,514
*	Herbalife Nutrition Ltd.	1,352,217	64,974
	Flowers Foods Inc.	2,765,484	62,583
	Lancaster Colony Corp.	274,030	50,348
	WD-40 Co.	188,578	50,101
*	Grocery Outlet Holding Corp.	1,195,626	46,928
*	Hain Celestial Group Inc.	1,153,262	46,303
	Spectrum Brands Holdings Inc.	536,404	42,365
	Nu Skin Enterprises Inc. Class A	702,459	38,375
*	Simply Good Foods Co.	1,156,691	36,274
	Sanderson Farms Inc.	272,958	36,085
	Energizer Holdings Inc.	805,054	33,957
*	TreeHouse Foods Inc.	779,143	33,106
*	Sprouts Farmers Market Inc.	1,637,471	32,913
	J & J Snack Foods Corp.	206,248	32,045
	Medifast Inc.	160,622	31,537
	PriceSmart Inc.	323,053	29,427
	Coty Inc. Class A	3,890,341	27,310
	Edgewell Personal Care Co.	747,244	25,840
*	Hostess Brands Inc. Class A	1,735,841	25,413
[1]	B&G Foods Inc.	889,169	24,657
	Reynolds Consumer Products Inc.	766,173	23,016
	Vector Group Ltd.	1,791,988	20,877
*	Cal-Maine Foods Inc.	514,833	19,327
*	Central Garden & Pet Co. Class A	528,837	19,213
*	Celsius Holdings Inc.	357,821	18,002
	Coca-Cola Consolidated Inc.	64,648	17,214
	Universal Corp.	333,350	16,204
	Calavo Growers Inc.	229,976	15,967
	Inter Parfums Inc.	244,173	14,770
[1]	National Beverage Corp.	160,635	13,638
*	Pilgrim's Pride Corp.	690,857	13,548
*	BellRing Brands Inc. Class A	556,387	13,526
*	elf Beauty Inc.	529,445	13,337
*	USANA Health Sciences Inc.	165,051	12,725
	Utz Brands Inc.	573,223	12,645
[1]	Albertsons Cos. Inc. Class A	701,205	12,327
*	United Natural Foods Inc.	761,039	12,154
*	Rite Aid Corp.	760,308	12,036
*	Chefs' Warehouse Inc.	457,605	11,756
9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Seaboard Corp.	3,780	11,457
	Weis Markets Inc.	226,815	10,844
	Andersons Inc.	412,607	10,113
	Fresh Del Monte Produce Inc.	411,192	9,897
	John B Sanfilippo & Son Inc.	119,359	9,413
	MGP Ingredients Inc.	191,613	9,017
	Ingles Markets Inc. Class A	207,533	8,853
	SpartanNash Co.	506,942	8,826
*,1	Tattooed Chef Inc.	357,665	8,187
[1]	Tootsie Roll Industries Inc.	254,070	7,546
	Turning Point Brands Inc.	159,940	7,127
*,1	Veru Inc.	815,164	7,051
*	Central Garden & Pet Co.	153,565	5,929
*	Vital Farms Inc.	213,726	5,409
*	Landec Corp.	410,184	4,451
*	Seneca Foods Corp. Class A	108,262	4,320
*	Whole Earth Brands Inc.	391,800	4,271
	Limoneira Co.	253,462	4,220
*,1	HF Foods Group Inc.	549,236	4,130
*,1	22nd Century Group Inc.	1,849,283	4,068
*,1	NewAge Inc.	1,262,888	3,321
	Village Super Market Inc. Class A	124,634	2,749
*	Laird Superfood Inc.	48,587	2,299
	Oil-Dri Corp. of America	65,419	2,229
*	Mission Produce Inc.	132,828	1,999
	Natural Grocers by Vitamin Cottage Inc.	140,361	1,929
*	Nature's Sunshine Products Inc.	119,320	1,784
*	Lifevantage Corp.	168,510	1,571
	Alico Inc.	46,718	1,449
*,1	Revlon Inc. Class A	102,446	1,217
*	Farmer Bros Co.	169,421	791
*	Natural Alternatives International Inc.	73,591	767
	United-Guardian Inc.	52,397	748
*	S&W Seed Co.	246,506	722
*,1	Alkaline Water Co. Inc.	683,726	691
	Natural Health Trends Corp.	115,655	568
*	Lifeway Foods Inc.	87,868	475
	Ocean Bio-Chem Inc.	31,116	416
	Rocky Mountain Chocolate Factory Inc.	96,131	389
*,1	Guardion Health Sciences Inc.	772,125	320
*	RiceBran Technologies	378,072	231
*	Arcadia Biosciences Inc.	90,707	229
*	Coffee Holding Co. Inc.	55,673	214
*	Reed's Inc.	325,144	192
*	Summer Infant Inc.	9,483	146
	Mannatech Inc.	6,781	126
*,1	Eastside Distilling Inc.	86,197	110
*,1	Ifresh Inc.	116,086	91
*	MedAvail Holdings Inc.	5,759	87
*	Bridgford Foods Corp.	4,554	83
*	Cyanotech Corp.	2,701	8
*	Willamette Valley Vineyards Inc.	1,134	7
			2,548,556
Energy (1.50%)
*	Cheniere Energy Inc.	3,191,288	191,573
	Targa Resources Corp.	3,171,243	83,657
	Parsley Energy Inc. Class A	4,185,680	59,437
	Cimarex Energy Co.	1,416,749	53,142
	Ovintiv Inc.	3,577,622	51,375
	EQT Corp.	3,815,722	48,498
10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	WPX Energy Inc.	5,554,441	45,269
	Equitrans Midstream Corp.	5,618,054	45,169
*	ChampionX Corp.	2,549,992	39,015
*	Renewable Energy Group Inc.	541,670	38,361
	Helmerich & Payne Inc.	1,464,149	33,910
*	CNX Resources Corp.	3,086,630	33,336
	Antero Midstream Corp.	3,940,761	30,383
*	PDC Energy Inc.	1,383,578	28,405
	World Fuel Services Corp.	868,920	27,076
*	Southwestern Energy Co.	8,966,596	26,720
	Murphy Oil Corp.	1,978,394	23,939
*	Range Resources Corp.	3,559,499	23,849
*	Antero Resources Corp.	3,438,908	18,742
*	Denbury Inc.	719,546	18,485
*,1	Transocean Ltd.	7,970,366	18,412
*	Matador Resources Co.	1,499,299	18,082
	Cactus Inc. Class A	662,013	17,259
	Core Laboratories NV	634,377	16,817
	Archrock Inc.	1,796,740	15,560
*	Dril-Quip Inc.	474,562	14,056
	Patterson-UTI Energy Inc.	2,665,048	14,018
[1]	Continental Resources Inc.	848,979	13,838
	Delek US Holdings Inc.	857,627	13,782
*	Whiting Petroleum Corp.	537,496	13,437
	Kosmos Energy Ltd.	5,580,923	13,115
	New Fortress Energy Inc. Class A	233,706	12,524
*	Clean Energy Fuels Corp.	1,561,077	12,270
*	Magnolia Oil & Gas Corp. Class A	1,631,353	11,517
*	Oceaneering International Inc.	1,435,778	11,414
*	Arch Resources Inc.	219,732	9,618
	SM Energy Co.	1,502,538	9,195
	PBF Energy Inc. Class A	1,275,702	9,057
	DMC Global Inc.	206,091	8,913
	Liberty Oilfield Services Inc. Class A	833,412	8,592
*	ProPetro Holding Corp.	1,156,432	8,546
*	Helix Energy Solutions Group Inc.	2,006,006	8,425
*	Bristow Group Inc.	314,393	8,275
*	Par Pacific Holdings Inc.	585,112	8,180
	QEP Resources Inc.	3,422,175	8,179
*	NexTier Oilfield Solutions Inc.	2,354,866	8,101
	US Silica Holdings Inc.	1,076,900	7,560
*,1	Callon Petroleum Co.	569,702	7,497
*,1	Gevo Inc.	1,669,181	7,094
*	Green Plains Inc.	487,312	6,418
	International Seaways Inc.	391,815	6,398
	CVR Energy Inc.	427,515	6,370
*	Aspen Aerogels Inc.	355,495	5,933
*,1	Pacific Ethanol Inc.	1,003,166	5,447
*	REX American Resources Corp.	74,089	5,443
*	Tidewater Inc.	623,752	5,389
	Nabors Industries Ltd.	91,444	5,325
*	Dorian LPG Ltd.	436,137	5,316
*	Bonanza Creek Energy Inc.	269,481	5,209
	Brigham Minerals Inc. Class A	459,883	5,054
*	Uranium Energy Corp.	2,580,179	4,541
*,1	Northern Oil & Gas Inc.	506,250	4,435
*	Oil States International Inc.	880,297	4,419
*	Frank's International NV	1,592,653	4,364
*,1	Contango Oil & Gas Co.	1,892,464	4,334
*	Matrix Service Co.	386,129	4,255
*,1	Tellurian Inc.	3,006,336	3,848
11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Select Energy Services Inc. Class A	936,689	3,840
*	Centennial Resource Development Inc. Class A	2,543,116	3,815
	Berry Corp.	979,842	3,606
	Solaris Oilfield Infrastructure Inc. Class A	415,565	3,383
*	Comstock Resources Inc.	765,588	3,346
*	Centrus Energy Corp. Class A	142,424	3,294
*,1	NextDecade Corp.	1,519,117	3,175
*,1	W&T Offshore Inc.	1,393,889	3,025
*	CONSOL Energy Inc.	414,116	2,986
*	Laredo Petroleum Inc.	129,093	2,543
*	Newpark Resources Inc.	1,304,274	2,504
*	Peabody Energy Corp.	1,005,717	2,424
*	Talos Energy Inc.	290,972	2,398
*	Penn Virginia Corp.	229,411	2,328
*	RPC Inc.	714,823	2,252
*	Diamond S Shipping Inc.	322,798	2,150
*	Mammoth Energy Services Inc.	456,276	2,030
*	Overseas Shipholding Group Inc. Class A	895,213	1,916
*	Altus Midstream Co.	40,277	1,912
	Falcon Minerals Corp.	587,838	1,852
*	Natural Gas Services Group Inc.	179,377	1,700
*	Exterran Corp.	376,963	1,666
	NACCO Industries Inc. Class A	60,211	1,584
*	Earthstone Energy Inc. Class A	295,017	1,572
*	TETRA Technologies Inc.	1,796,542	1,548
*	Geospace Technologies Corp.	179,738	1,539
*	Battalion Oil Corp.	181,800	1,509
*	SandRidge Energy Inc.	452,207	1,402
*	VAALCO Energy Inc.	745,157	1,319
	Evolution Petroleum Corp.	435,404	1,241
*,1	Westwater Resources Inc.	238,514	1,176
*	Goodrich Petroleum Corp.	113,962	1,150
*	RigNet Inc.	184,815	1,089
*,1	Aemetis Inc.	370,540	923
*	SEACOR Marine Holdings Inc.	290,748	788
*	Forum Energy Technologies Inc.	59,996	714
*	Gulf Island Fabrication Inc.	228,031	698
	Adams Resources & Energy Inc.	26,556	640
*,1	Ring Energy Inc.	912,398	602
*	Dawson Geophysical Co.	260,463	552
*,1	Torchlight Energy Resources Inc.	786,231	550
*	Smart Sand Inc.	317,809	547
*,1	ENGlobal Corp.	170,271	545
*,1	HighPoint Resources Corp.	59,173	542
	PHX Minerals Inc.	223,317	514
*,1	KLX Energy Services Holdings Inc.	79,322	512
[1]	Amplify Energy Corp.	389,026	510
*	Nine Energy Service Inc.	182,835	497
*,1	American Resources Corp. Class A	241,416	471
*	SilverBow Resources Inc.	77,094	409
	Hallador Energy Co.	269,977	397
*	Profire Energy Inc.	441,797	377
*	ION Geophysical Corp.	146,956	357
*,1	Camber Energy Inc.	364,256	336
*,1	Abraxas Petroleum Corp.	142,198	326
*	MIND Technology Inc.	137,162	307
*	Ranger Energy Services Inc.	66,043	240
*	NCS Multistage Holdings Inc.	10,147	228
*	Vertex Energy Inc.	318,653	227
*	PrimeEnergy Resources Corp.	4,191	181
*	Independence Contract Drilling Inc.	56,453	166
12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	US Well Services Inc.	342,236	142
*,1	Enservco Corp.	65,745	123
*,1	US Energy Corp. Wyoming	32,060	118
*,1	Houston American Energy Corp.	60,516	106
*	PEDEVCO Corp.	60,609	91
*	Tengasco Inc.	47,328	59
*	New Concept Energy Inc.	29,463	57
*	Barnwell Industries Inc.	44,204	56
*	Superior Drilling Products Inc.	91,783	55
*	Nuverra Environmental Solutions Inc.	11,837	25
*	Epsilon Energy Ltd.	4,209	16
*	Mexco Energy Corp.	600	4
*,1,2	Harvest Natural Resources Inc.	133,886	—
			1,433,454
Financials (12.85%)
	Blackstone Group Inc. Class A	9,351,051	606,042
	KKR & Co. Inc.	7,881,446	319,120
*	Arch Capital Group Ltd.	5,644,292	203,590
*	Markel Corp.	191,152	197,517
	Ally Financial Inc.	5,187,674	184,992
	FactSet Research Systems Inc.	528,243	175,641
	Annaly Capital Management Inc.	19,376,076	163,728
	Fidelity National Financial Inc.	4,081,235	159,535
	Brown & Brown Inc.	3,287,376	155,854
	Equitable Holdings Inc.	5,541,036	141,795
	Apollo Global Management Inc. Class A	2,883,397	141,229
	Alleghany Corp.	198,337	119,734
	AGNC Investment Corp.	7,593,293	118,455
	RenaissanceRe Holdings Ltd.	706,730	117,190
	LPL Financial Holdings Inc.	1,102,380	114,890
	Reinsurance Group of America Inc.	941,109	109,075
	Eaton Vance Corp.	1,577,097	107,132
	Voya Financial Inc.	1,748,285	102,817
	Signature Bank	745,776	100,896
	East West Bancorp Inc.	1,969,444	99,871
	First Horizon Corp.	7,696,059	98,202
	Commerce Bancshares Inc.	1,476,966	97,037
	SEI Investments Co.	1,676,115	96,326
	Prosperity Bancshares Inc.	1,293,154	89,693
	American Financial Group Inc.	974,128	85,353
	Erie Indemnity Co. Class A	346,799	85,174
	Western Alliance Bancorp	1,402,334	84,070
	First American Financial Corp.	1,549,845	80,018
	Tradeweb Markets Inc. Class A	1,266,436	79,089
	TCF Financial Corp.	2,115,119	78,302
	Old Republic International Corp.	3,900,265	76,874
	Starwood Property Trust Inc.	3,932,506	75,897
*	Athene Holding Ltd. Class A	1,731,679	74,705
	Primerica Inc.	548,132	73,411
	First Financial Bankshares Inc.	1,981,662	71,687
	Stifel Financial Corp.	1,415,467	71,424
	South State Corp.	980,167	70,866
	Jefferies Financial Group Inc.	2,857,415	70,292
	Morningstar Inc.	297,823	68,967
	Interactive Brokers Group Inc. Class A	1,124,089	68,480
	Cullen/Frost Bankers Inc.	781,367	68,159
	Pinnacle Financial Partners Inc.	1,055,631	67,983
	New York Community Bancorp Inc.	6,402,210	67,543
	Janus Henderson Group plc	2,071,755	67,353
	Essent Group Ltd.	1,557,170	67,270
13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,047,321	66,432
	Popular Inc.	1,174,259	66,134
	Synovus Financial Corp.	2,039,877	66,031
	Lazard Ltd. Class A	1,560,128	65,993
	Kemper Corp.	853,269	65,557
	SLM Corp.	5,212,801	64,587
	Affiliated Managers Group Inc.	631,960	64,270
	Ares Management Corp. Class A	1,315,018	61,872
	Evercore Inc. Class A	557,666	61,142
	Glacier Bancorp Inc.	1,325,179	60,971
	Hanover Insurance Group Inc.	518,464	60,619
	MGIC Investment Corp.	4,687,580	58,829
	Kinsale Capital Group Inc.	293,571	58,752
*,1	Credit Acceptance Corp.	169,209	58,570
	United Bankshares Inc.	1,785,993	57,866
	First Citizens BancShares Inc. Class A	99,984	57,418
	New Residential Investment Corp.	5,755,158	57,206
	RLI Corp.	548,978	57,176
	Axis Capital Holdings Ltd.	1,106,708	55,767
	Selective Insurance Group Inc.	824,002	55,192
	Blackstone Mortgage Trust Inc. Class A	2,002,738	55,135
	Valley National Bancorp	5,636,039	54,951
*	Trupanion Inc.	450,598	53,941
	Radian Group Inc.	2,635,196	53,363
*	Cannae Holdings Inc.	1,189,132	52,643
	Webster Financial Corp.	1,238,220	52,191
	Bank OZK	1,667,099	52,130
	Carlyle Group Inc.	1,626,204	51,128
	OneMain Holdings Inc.	1,046,125	50,381
	PROG Holdings Inc.	934,084	50,319
	Houlihan Lokey Inc. Class A	721,934	48,536
	Wintrust Financial Corp.	793,744	48,490
	CIT Group Inc.	1,349,513	48,448
	Sterling Bancorp	2,664,512	47,908
	Umpqua Holdings Corp.	3,073,202	46,528
	Community Bank System Inc.	744,779	46,407
*	Brighthouse Financial Inc.	1,230,987	44,568
	BankUnited Inc.	1,270,583	44,191
*	Open Lending Corp. Class A	1,243,508	43,473
	White Mountains Insurance Group Ltd.	42,823	42,851
	CNO Financial Group Inc.	1,926,230	42,820
	FNB Corp.	4,465,530	42,423
	Bank of Hawaii Corp.	553,314	42,395
	First Hawaiian Inc.	1,797,809	42,392
*	Eastern Bankshares Inc.	2,598,181	42,376
*	LendingTree Inc.	151,549	41,493
	Hancock Whitney Corp.	1,218,752	41,462
	Pacific Premier Bancorp Inc.	1,318,288	41,302
*	Texas Capital Bancshares Inc.	693,407	41,258
*	Green Dot Corp. Class A	736,299	41,085
	UMB Financial Corp.	595,511	41,084
	PacWest Bancorp	1,617,383	41,082
	First Bancorp	3,378,954	40,838
	Home BancShares Inc.	2,089,015	40,694
	Artisan Partners Asset Management Inc. Class A	795,345	40,038
	FirstCash Inc.	570,348	39,947
	Old National Bancorp	2,290,565	37,932
	PennyMac Financial Services Inc.	572,890	37,593
	Federated Hermes Inc.	1,298,262	37,507
*	Enstar Group Ltd.	181,476	37,183
	Ameris Bancorp	968,123	36,856
14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Walker & Dunlop Inc.	400,366	36,842
	BancorpSouth Bank	1,330,740	36,516
	Associated Banc-Corp	2,134,501	36,393
	Atlantic Union Bankshares Corp.	1,084,275	35,716
	Moelis & Co. Class A	760,500	35,561
	Columbia Banking System Inc.	989,196	35,512
	American Equity Investment Life Holding Co.	1,266,015	35,018
	Assured Guaranty Ltd.	1,105,176	34,802
	CVB Financial Corp.	1,773,591	34,585
	Cathay General Bancorp	1,057,347	34,036
	United Community Banks Inc.	1,189,497	33,829
	Chimera Investment Corp.	3,267,243	33,489
	Hamilton Lane Inc. Class A	427,116	33,336
	Independent Bank Corp. (Massachusetts)	456,343	33,331
	Investors Bancorp Inc.	3,104,384	32,782
*,1	Rocket Cos. Inc. Class A	1,608,870	32,531
	Simmons First National Corp. Class A	1,495,103	32,279
	National General Holdings Corp.	942,646	32,220
	Independent Bank Group Inc.	505,190	31,584
	WSFS Financial Corp.	702,342	31,521
*	Mr Cooper Group Inc.	1,000,822	31,056
	BOK Financial Corp.	434,916	29,783
	WesBanco Inc.	962,835	28,847
	International Bancshares Corp.	767,393	28,731
	Fulton Financial Corp.	2,227,675	28,336
	Cadence Bancorp Class A	1,712,788	28,124
	Virtu Financial Inc. Class A	1,115,248	28,071
	First Merchants Corp.	747,744	27,973
	Goosehead Insurance Inc. Class A	219,826	27,425
	Washington Federal Inc.	1,050,123	27,030
	Renasant Corp.	801,569	26,997
	Flagstar Bancorp Inc.	653,481	26,636
*	NMI Holdings Inc. Class A	1,175,177	26,618
*	Palomar Holdings Inc.	298,786	26,544
*	Axos Financial Inc.	706,668	26,521
	ServisFirst Bancshares Inc.	655,782	26,421
	First Midwest Bancorp Inc.	1,651,109	26,286
*	Genworth Financial Inc. Class A	6,941,889	26,240
	Navient Corp.	2,631,340	25,840
*	eHealth Inc.	355,931	25,132
*	PRA Group Inc.	629,706	24,974
	First Financial Bancorp	1,415,259	24,809
	Hilltop Holdings Inc.	898,805	24,726
	PJT Partners Inc. Class A	326,740	24,587
	PennyMac Mortgage Investment Trust	1,384,827	24,359
	Horace Mann Educators Corp.	578,482	24,319
	MFA Financial Inc.	6,192,257	24,088
	Cohen & Steers Inc.	323,594	24,043
	Two Harbors Investment Corp.	3,768,474	24,005
	Trustmark Corp.	869,705	23,752
*	Seacoast Banking Corp. of Florida	784,307	23,098
	Northwest Bancshares Inc.	1,805,710	23,005
	Arbor Realty Trust Inc.	1,615,234	22,904
	Banner Corp.	486,039	22,645
	Waddell & Reed Financial Inc. Class A	869,817	22,154
	Capitol Federal Financial Inc.	1,761,230	22,015
	Towne Bank	935,832	21,973
	Santander Consumer USA Holdings Inc.	988,045	21,757
	Virtus Investment Partners Inc.	98,429	21,359
	Westamerica Bancorp	379,751	20,996
	Argo Group International Holdings Ltd.	480,386	20,993
15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Lemonade Inc.	169,971	20,821
	Park National Corp.	197,520	20,742
	James River Group Holdings Ltd.	421,084	20,696
	Sandy Spring Bancorp Inc.	642,869	20,694
	Nelnet Inc. Class A	289,244	20,606
	Heartland Financial USA Inc.	488,320	19,713
	NBT Bancorp Inc.	612,444	19,659
	Piper Sandler Cos.	192,258	19,399
*	Focus Financial Partners Inc. Class A	445,677	19,387
	First Interstate BancSystem Inc. Class A	473,480	19,304
	Mercury General Corp.	369,451	19,289
	Lakeland Financial Corp.	356,348	19,093
	Apollo Commercial Real Estate Finance Inc.	1,703,818	19,032
	New York Mortgage Trust Inc.	5,124,889	18,911
	Live Oak Bancshares Inc.	391,381	18,575
	Hope Bancorp Inc.	1,677,354	18,300
	Eagle Bancorp Inc.	441,604	18,238
	Provident Financial Services Inc.	990,898	17,797
*	BRP Group Inc. Class A	592,295	17,751
	Stewart Information Services Corp.	364,900	17,647
	Veritex Holdings Inc.	685,601	17,593
	BGC Partners Inc. Class A	4,389,490	17,558
	Broadmark Realty Capital Inc.	1,716,239	17,506
	Meta Financial Group Inc.	472,946	17,291
*	Encore Capital Group Inc.	433,647	16,891
	Ladder Capital Corp. Class A	1,692,575	16,553
	Enterprise Financial Services Corp.	461,555	16,131
	Brightsphere Investment Group Inc.	822,481	15,857
	City Holding Co.	226,151	15,729
	BancFirst Corp.	264,722	15,539
*	Triumph Bancorp Inc.	319,595	15,516
	AMERISAFE Inc.	267,748	15,377
	Great Western Bancorp Inc.	734,449	15,350
	OceanFirst Financial Corp.	819,091	15,260
	Safety Insurance Group Inc.	195,221	15,208
	CNA Financial Corp.	385,967	15,037
*	Silvergate Capital Corp. Class A	201,749	14,992
	First Busey Corp.	685,144	14,765
	FB Financial Corp.	424,133	14,730
	Brookline Bancorp Inc.	1,203,802	14,494
	First Commonwealth Financial Corp.	1,300,427	14,227
	Redwood Trust Inc.	1,580,686	13,878
	National Bank Holdings Corp. Class A	418,617	13,714
	TriCo Bancshares	387,967	13,687
	Southside Bancshares Inc.	440,160	13,658
	S&T Bancorp Inc.	547,818	13,608
	ProAssurance Corp.	738,405	13,136
	OFG Bancorp	704,948	13,070
*	StoneX Group Inc.	221,068	12,800
	Employers Holdings Inc.	396,987	12,779
	American National Group Inc.	131,115	12,603
	Heritage Financial Corp.	528,859	12,370
*	Enova International Inc.	495,627	12,277
	Stock Yards Bancorp Inc.	294,349	11,915
	Berkshire Hills Bancorp Inc.	690,033	11,813
	Kearny Financial Corp.	1,118,229	11,808
	TFS Financial Corp.	667,943	11,776
	Tompkins Financial Corp.	165,971	11,718
	Premier Financial Corp.	502,719	11,563
	First Foundation Inc.	569,835	11,397
	German American Bancorp Inc.	343,593	11,369
16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Blucora Inc.	708,220	11,268
*	StepStone Group Inc. Class A	276,080	10,988
*	LendingClub Corp.	1,036,602	10,947
	Washington Trust Bancorp Inc.	242,711	10,873
*	Third Point Reinsurance Ltd.	1,126,894	10,728
*	Columbia Financial Inc.	680,123	10,583
	Meridian Bancorp Inc.	702,755	10,478
	1st Source Corp.	253,954	10,234
*	Bancorp Inc.	743,809	10,153
	Cowen Inc. Class A	389,494	10,123
	ARMOUR Residential REIT Inc.	925,758	9,989
	B. Riley Financial Inc.	224,213	9,915
	HomeStreet Inc.	288,880	9,750
*	Ambac Financial Group Inc.	632,997	9,735
	ConnectOne Bancorp Inc.	488,285	9,663
	Lakeland Bancorp Inc.	756,123	9,603
	Banc of California Inc.	648,160	9,534
	Preferred Bank	187,085	9,442
	First Bancshares Inc.	304,152	9,392
	Boston Private Financial Holdings Inc.	1,108,463	9,367
*	Watford Holdings Ltd.	270,180	9,348
	Ellington Financial Inc.	622,349	9,236
	TrustCo Bank Corp.	1,371,783	9,150
*	Selectquote Inc.	439,778	9,125
	TPG RE Finance Trust Inc.	857,385	9,105
	Allegiance Bancshares Inc.	259,881	8,870
[1]	Invesco Mortgage Capital Inc.	2,592,974	8,764
	WisdomTree Investments Inc.	1,635,647	8,751
	Univest Financial Corp.	421,349	8,671
	HarborOne Bancorp Inc.	795,692	8,641
	Bryn Mawr Bank Corp.	281,767	8,621
	Origin Bancorp Inc.	308,275	8,561
	Colony Credit Real Estate Inc.	1,133,255	8,499
	Federal Agricultural Mortgage Corp. Class C	114,135	8,475
	Horizon Bancorp Inc.	524,138	8,313
*	Nicolet Bankshares Inc.	124,133	8,236
	Northfield Bancorp Inc.	662,358	8,167
	Camden National Corp.	227,689	8,147
	Community Trust Bancorp Inc.	217,425	8,056
*	Customers Bancorp Inc.	432,541	8,032
	Granite Point Mortgage Trust Inc.	795,394	7,946
*	GoHealth Inc. Class A	581,151	7,939
	Arrow Financial Corp.	264,622	7,915
	QCR Holdings Inc.	198,282	7,850
	Central Pacific Financial Corp.	402,122	7,644
	Ready Capital Corp.	598,501	7,451
	First Mid Bancshares Inc.	221,046	7,440
	Capstead Mortgage Corp.	1,279,383	7,433
	Heritage Commerce Corp.	836,513	7,420
	United Fire Group Inc.	294,625	7,395
*	Donnelley Financial Solutions Inc.	435,422	7,389
	Great Southern Bancorp Inc.	146,139	7,146
*	TriState Capital Holdings Inc.	398,102	6,927
	Cambridge Bancorp	98,826	6,893
*	CrossFirst Bankshares Inc.	638,682	6,866
	National Western Life Group Inc. Class A	33,108	6,835
	Merchants Bancorp	244,308	6,750
	Peoples Bancorp Inc.	248,387	6,729
	FBL Financial Group Inc. Class A	128,000	6,721
	Dime Community Bancshares Inc.	423,960	6,686
	First Financial Corp.	171,644	6,668
17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	KKR Real Estate Finance Trust Inc.	371,247	6,653
	Flushing Financial Corp.	389,838	6,487
	Diamond Hill Investment Group Inc.	42,592	6,358
	Bank of Marin Bancorp	184,896	6,349
*	World Acceptance Corp.	61,827	6,320
	First of Long Island Corp.	352,308	6,289
	Independent Bank Corp. (Michigan)	337,963	6,242
*,1	Root Inc. Class A	394,379	6,196
	Mercantile Bank Corp.	223,246	6,066
	Farmers National Banc Corp.	455,412	6,043
	CBTX Inc.	236,075	6,022
	Dynex Capital Inc.	337,158	6,001
	First Community Bankshares Inc.	265,164	5,722
	Midland States Bancorp Inc.	317,869	5,680
	Universal Insurance Holdings Inc.	372,193	5,624
	Sierra Bancorp	231,877	5,546
	Altabancorp	198,074	5,530
	Bridge Bancorp Inc.	228,593	5,527
	CNB Financial Corp.	259,312	5,521
*	Assetmark Financial Holdings Inc.	226,619	5,484
	Victory Capital Holdings Inc. Class A	216,840	5,380
	West Bancorp Inc.	275,664	5,320
	Orchid Island Capital Inc.	1,017,389	5,311
*	Atlantic Capital Bancshares Inc.	332,463	5,293
	Financial Institutions Inc.	234,518	5,277
	Bank First Corp.	80,235	5,201
	Waterstone Financial Inc.	272,654	5,131
	MidWestOne Financial Group Inc.	208,388	5,106
	Byline Bancorp Inc.	330,219	5,102
	Ares Commercial Real Estate Corp.	424,516	5,056
	HCI Group Inc.	96,204	5,031
	Peapack-Gladstone Financial Corp.	220,783	5,025
	Hanmi Financial Corp.	439,014	4,978
	Alerus Financial Corp.	181,755	4,975
	Capital City Bank Group Inc.	201,797	4,960
	Business First Bancshares Inc.	240,112	4,889
	Republic Bancorp Inc. Class A	135,301	4,880
	Bar Harbor Bankshares	215,027	4,857
	Amalgamated Bank Class A	348,842	4,793
*	Equity Bancshares Inc. Class A	221,512	4,782
	Citizens & Northern Corp.	238,406	4,730
	Hingham Institution For Savings	20,979	4,531
	HomeTrust Bancshares Inc.	233,173	4,503
*	Oportun Financial Corp.	231,302	4,480
	American National Bankshares Inc.	170,162	4,460
	Oppenheimer Holdings Inc. Class A	139,556	4,386
*,1	Citizens Inc. Class A	762,829	4,371
	Civista Bancshares Inc.	246,755	4,326
	Regional Management Corp.	144,040	4,301
	Anworth Mortgage Asset Corp.	1,568,188	4,250
	Old Second Bancorp Inc.	414,358	4,185
	Metrocity Bankshares Inc.	289,352	4,172
	Heritage Insurance Holdings Inc.	405,975	4,113
	PCSB Financial Corp.	257,711	4,108
*	Metropolitan Bank Holding Corp.	112,022	4,063
	State Auto Financial Corp.	227,495	4,036
	Peoples Financial Services Corp.	108,265	3,980
	Sculptor Capital Management Inc. Class A	260,318	3,957
*	Southern First Bancshares Inc.	110,053	3,890
*	MBIA Inc.	587,321	3,865
	First Bancorp Inc.	150,877	3,832
18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	First Internet Bancorp	132,382	3,805
	Southern National Bancorp of Virginia Inc.	314,051	3,803
*	Amerant Bancorp Inc.	250,027	3,800
*	Bridgewater Bancshares Inc.	301,643	3,768
*	EZCORP Inc. Class A	775,726	3,716
	Spirit of Texas Bancshares Inc.	216,776	3,642
	Carter Bankshares Inc.	336,610	3,608
	SmartFinancial Inc.	197,221	3,578
	Farmers & Merchants Bancorp Inc.	152,161	3,500
	Northrim Bancorp Inc.	103,006	3,497
	Independence Holding Co.	85,062	3,488
	Century Bancorp Inc. Class A	43,132	3,337
	Red River Bancshares Inc.	66,269	3,284
*	Greenlight Capital Re Ltd. Class A	448,774	3,281
	Curo Group Holdings Corp.	226,920	3,252
	Investors Title Co.	21,152	3,236
	Guaranty Bancshares Inc.	107,455	3,218
	Reliant Bancorp Inc.	171,455	3,192
	FS Bancorp Inc.	58,205	3,190
*	Ocwen Financial Corp.	109,480	3,165
	RBB Bancorp	201,517	3,099
	Great Ajax Corp.	292,302	3,057
	Capstar Financial Holdings Inc.	205,839	3,036
	Territorial Bancorp Inc.	125,627	3,019
	ACNB Corp.	120,407	3,010
	Home Bancorp Inc.	107,508	3,009
	Southern Missouri Bancorp Inc.	96,799	2,947
	Western Asset Mortgage Capital Corp.	880,906	2,872
	Ames National Corp.	118,092	2,837
	Macatawa Bank Corp.	337,024	2,821
	South Plains Financial Inc.	148,800	2,820
	MVB Financial Corp.	123,772	2,807
	National Bankshares Inc.	88,924	2,784
	Fidelity D&D Bancorp Inc.	41,937	2,699
	Enterprise Bancorp Inc.	105,588	2,698
*	BayCom Corp.	177,771	2,697
	Summit Financial Group Inc.	119,570	2,640
*	Coastal Financial Corp.	124,583	2,616
	Greenhill & Co. Inc.	206,021	2,501
*	Howard Bancorp Inc.	209,553	2,475
*	Maiden Holdings Ltd.	986,848	2,457
	Bank of Commerce Holdings	247,276	2,448
	Mid Penn Bancorp Inc.	108,688	2,380
	ChoiceOne Financial Services Inc.	76,900	2,369
	LCNB Corp.	160,966	2,365
[1]	First Capital Inc.	38,982	2,361
*	Arlington Asset Investment Corp. Class A	616,281	2,330
	Northeast Bank	102,577	2,310
	Cherry Hill Mortgage Investment Corp.	252,437	2,307
	Luther Burbank Corp.	234,895	2,302
	Western New England Bancorp Inc.	330,798	2,279
	Orrstown Financial Services Inc.	137,192	2,271
	Shore Bancshares Inc.	154,409	2,254
*	Select Bancorp Inc.	236,802	2,243
	Provident Bancorp Inc.	186,680	2,240
*	Republic First Bancorp Inc.	785,681	2,239
	First Northwest Bancorp	143,194	2,234
	First Choice Bancorp	119,990	2,219
	Penns Woods Bancorp Inc.	85,255	2,217
	Investar Holding Corp.	132,768	2,196
	Protective Insurance Corp. Class B	160,081	2,195
19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	First Business Financial Services Inc.	116,955	2,153
*	Trean Insurance Group Inc.	164,148	2,150
	Timberland Bancorp Inc.	87,696	2,128
	Middlefield Banc Corp.	94,048	2,116
	Evans Bancorp Inc.	75,622	2,083
	First Bank	221,122	2,074
	BCB Bancorp Inc.	186,501	2,065
	Norwood Financial Corp.	78,111	2,044
*	Safeguard Scientifics Inc.	317,551	2,026
	Codorus Valley Bancorp Inc.	118,516	2,010
*	SWK Holdings Corp.	139,300	2,005
*	Professional Holding Corp. Class A	129,700	2,001
	ESSA Bancorp Inc.	133,034	1,996
*	Esquire Financial Holdings Inc.	103,937	1,995
	HBT Financial Inc.	129,603	1,963
	Community Financial Corp.	73,134	1,937
*	NI Holdings Inc.	117,411	1,928
	Crawford & Co. Class B	266,713	1,920
*	Exantas Capital Corp.	477,158	1,904
	Central Valley Community Bancorp	125,718	1,872
	Richmond Mutual Bancorp Inc.	136,621	1,866
	Community Bankers Trust Corp.	275,595	1,860
	United Insurance Holdings Corp.	321,956	1,842
	Parke Bancorp Inc.	117,162	1,828
	Premier Financial Bancorp Inc.	137,424	1,826
	Associated Capital Group Inc. Class A	51,741	1,817
*	Guild Holdings Co. Class A	107,100	1,814
	BankFinancial Corp.	204,346	1,794
	Donegal Group Inc. Class A	127,063	1,788
	Standard AVB Financial Corp.	54,796	1,786
*	Atlanticus Holdings Corp.	72,183	1,778
	Bank of Princeton	75,810	1,775
*	FVCBankcorp Inc.	120,415	1,770
	Ellington Residential Mortgage REIT	135,502	1,767
	1st Constitution Bancorp	110,376	1,752
	Tiptree Inc.	347,173	1,743
*	California Bancorp	111,000	1,727
	Westwood Holdings Group Inc.	118,862	1,723
	Citizens Community Bancorp Inc.	157,258	1,713
	PCB Bancorp	168,864	1,707
	Meridian Corp.	82,000	1,706
	First Guaranty Bancshares Inc.	95,755	1,702
	Unity Bancorp Inc.	96,925	1,701
	Mackinac Financial Corp.	128,400	1,638
	Pzena Investment Management Inc. Class A	224,114	1,636
	SB Financial Group Inc.	88,836	1,624
*	ProSight Global Inc.	126,419	1,622
*	Malvern Bancorp Inc.	102,938	1,596
[1]	AG Mortgage Investment Trust Inc.	540,024	1,593
	First United Corp.	101,549	1,574
	A-Mark Precious Metals Inc.	61,339	1,573
	Chemung Financial Corp.	46,289	1,572
	County Bancorp Inc.	70,459	1,556
	Hawthorn Bancshares Inc.	70,904	1,553
	Eagle Bancorp Montana Inc.	72,809	1,545
	Peoples Bancorp of North Carolina Inc.	66,525	1,531
	Bankwell Financial Group Inc.	75,757	1,481
*	MainStreet Bancshares Inc.	87,486	1,479
	First Community Corp.	86,350	1,467
	Marlin Business Services Corp.	119,039	1,457
	CB Financial Services Inc.	71,072	1,422
20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	First Savings Financial Group Inc.	21,830	1,419
	Provident Financial Holdings Inc.	89,437	1,405
*	MMA Capital Holdings Inc.	56,912	1,400
	Nexpoint Real Estate Finance Inc.	84,363	1,394
*	Security National Financial Corp. Class A	166,790	1,393
	United Security Bancshares	196,870	1,388
	C&F Financial Corp.	36,886	1,369
	Riverview Bancorp Inc.	256,932	1,351
	Oak Valley Bancorp	80,206	1,333
	Manning & Napier Inc.	209,696	1,315
	FNCB Bancorp Inc.	204,000	1,306
	Franklin Financial Services Corp.	47,974	1,297
	GAMCO Investors Inc. Class A	69,893	1,240
*	PDL Community Bancorp	113,139	1,189
	First Financial Northwest Inc.	103,776	1,183
	Colony Bankcorp Inc.	79,731	1,168
	Sterling Bancorp Inc.	251,548	1,142
	Citizens Holding Co.	54,367	1,139
	Prudential Bancorp Inc.	80,339	1,113
	Sachem Capital Corp.	264,111	1,099
	CF Bankshares Inc.	63,590	1,096
	First National Corp.	64,822	1,095
*	Pacific Mercantile Bancorp	212,182	1,091
	Silvercrest Asset Management Group Inc. Class A	78,526	1,091
	Ohio Valley Banc Corp.	45,934	1,084
	Summit State Bank	78,386	1,039
	American River Bankshares	77,554	1,020
*	Medallion Financial Corp.	206,616	1,012
	Salisbury Bancorp Inc.	26,823	1,000
*	Pioneer Bancorp Inc.	94,381	998
	Severn Bancorp Inc.	139,320	995
	Union Bankshares Inc.	38,465	989
*	Elevate Credit Inc.	229,193	914
	Level One Bancorp Inc.	44,589	902
*	Nicholas Financial Inc.	107,396	900
*	Capital Bancorp Inc.	64,009	892
[1]	Federal Agricultural Mortgage Corp. Class A	13,653	891
	United Bancorp Inc.	67,245	886
	Plumas Bancorp	37,646	885
	FedNat Holding Co.	148,849	881
	US Global Investors Inc. Class A	159,768	871
*	Consumer Portfolio Services Inc.	195,871	830
	Kingstone Cos. Inc.	123,825	823
*	HMN Financial Inc.	47,410	815
*	Randolph Bancorp Inc.	36,908	814
	Old Point Financial Corp.	42,408	804
	IF Bancorp Inc.	36,116	777
	AmeriServ Financial Inc.	243,264	761
*	Great Elm Group Inc.	276,253	757
*	Upstart Holdings Inc.	18,440	751
	Donegal Group Inc. Class B	63,192	746
*	First Western Financial Inc.	37,836	740
	Auburn National Bancorp Inc.	17,501	730
	Lument Finance Trust Inc.	223,295	730
	Sound Financial Bancorp Inc.	22,640	719
	First US Bancshares Inc.	77,118	694
	Guaranty Federal Bancshares Inc.	38,891	666
	Greene County Bancorp Inc.	25,448	649
*	Hallmark Financial Services Inc.	170,838	608
	Crawford & Co. Class A	78,780	582
*	Impac Mortgage Holdings Inc.	181,058	550
21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Siebert Financial Corp.	129,565	544
	Bank7 Corp.	35,700	507
	Community West Bancshares	54,114	491
	Hennessy Advisors Inc.	57,467	490
	OP Bancorp	61,194	471
	Landmark Bancorp Inc.	20,621	471
*	FlexShopper Inc.	181,219	466
[1]	Emclaire Financial Corp.	14,818	462
*	Limestone Bancorp Inc.	33,851	425
	Manhattan Bridge Capital Inc.	76,762	400
	Bank of South Carolina Corp.	23,946	384
	Pathfinder Bancorp Inc.	31,500	362
	Tremont Mortgage Trust	94,591	358
	United Bancshares Inc.	13,889	340
	Oconee Federal Financial Corp.	13,333	337
*	Kingsway Financial Services Inc.	49,595	233
	Elmira Savings Bank	20,034	230
*	Carver Bancorp Inc.	35,024	227
	Fauquier Bankshares Inc.	12,871	224
	CBM Bancorp Inc.	15,795	210
*	Broadway Financial Corp.	107,414	199
*	Rhinebeck Bancorp Inc.	21,520	184
*	Heritage Global Inc.	64,478	172
*	Ashford Inc.	19,599	168
	Bank of the James Financial Group Inc.	12,209	152
	Mid-Southern Bancorp Inc.	10,233	147
	Riverview Financial Corp.	12,555	115
*	FFBW Inc.	10,344	103
	Glen Burnie Bancorp	9,237	102
*	Magyar Bancorp Inc.	10,465	101
*	Cohen & Co. Inc.	5,364	88
*	Conifer Holdings Inc.	24,973	82
*	Community First Bancshares Inc.	7,805	76
	Home Federal Bancorp Inc. of Louisiana	2,217	65
*	Bogota Financial Corp.	7,350	65
	Value Line Inc.	1,919	63
	Kentucky First Federal Bancorp	9,399	59
*	Oxbridge Re Holdings Ltd.	25,891	48
*	Village Bank & Trust Financial Corp.	1,338	46
*	FG Financial Group Inc.	10,409	44
*,1	Medley Management Inc. Class A	5,385	43
*	National Holdings Corp.	13,459	41
*	ICC Holdings Inc.	2,593	37
*	Patriot National Bancorp Inc.	3,079	29
	Partners Bancorp	3,943	26
*	GWG Holdings Inc.	2,941	21
*,2	First Eagle Private Credit LLC CVR	225,787	21
	National Security Group Inc.	1,272	14
*	LM Funding America Inc.	19,336	13
*	HV Bancorp Inc.	525	9
*	Unico American Corp.	1,377	6
*	Atlantic American Corp.	2,591	5
	Lake Shore Bancorp Inc.	300	4
	WVS Financial Corp.	100	1
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	1
*	Velocity Financial Inc.	100	1
*,2	Frontier Financial Corp.	1	—
*,2	Contra Costa County Public Financing Authority CVR	101,693	—
			12,307,176
22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
Health Care (15.94%)
*	Veeva Systems Inc. Class A	1,817,767	494,887
*	Moderna Inc.	4,196,378	438,396
*	Teladoc Health Inc.	1,712,949	342,521
*	Seagen Inc.	1,677,010	293,712
*	Exact Sciences Corp.	2,213,481	293,264
*	Insulet Corp.	916,545	234,296
*	Horizon Therapeutics plc	3,062,607	224,030
*	BioMarin Pharmaceutical Inc.	2,521,035	221,070
*	Alnylam Pharmaceuticals Inc.	1,610,087	209,263
*	Novocure Ltd.	1,176,213	203,532
*	Avantor Inc.	7,147,852	201,212
*	Elanco Animal Health Inc.	6,558,405	201,146
*	Masimo Corp.	703,168	188,716
*	Sarepta Therapeutics Inc.	1,094,720	186,639
*	Molina Healthcare Inc.	822,467	174,922
*	Charles River Laboratories International Inc.	691,590	172,801
	Bio-Techne Corp.	536,760	170,448
*	Guardant Health Inc.	1,181,249	152,239
*	Mirati Therapeutics Inc.	627,467	137,817
*	10X Genomics Inc. Class A	946,379	134,007
*	Repligen Corp.	698,370	133,829
*	Amedisys Inc.	455,970	133,750
*	Jazz Pharmaceuticals plc	773,925	127,736
*	Neurocrine Biosciences Inc.	1,296,280	124,248
*	Ultragenyx Pharmaceutical Inc.	856,933	118,625
	Chemed Corp.	222,264	118,380
	Encompass Health Corp.	1,381,645	114,248
*	PRA Health Sciences Inc.	893,039	112,023
*	Ionis Pharmaceuticals Inc.	1,939,672	109,669
*	Arrowhead Pharmaceuticals Inc.	1,421,592	109,079
*	Natera Inc.	1,075,182	107,002
*	Quidel Corp.	531,423	95,470
*	iRhythm Technologies Inc.	399,937	94,869
*	United Therapeutics Corp.	615,223	93,385
*	LHC Group Inc.	437,660	93,362
*	Denali Therapeutics Inc.	1,114,461	93,347
*,1	Invitae Corp.	2,228,141	93,159
*	Acceleron Pharma Inc.	726,628	92,965
*	Fate Therapeutics Inc.	1,010,177	91,855
	Hill-Rom Holdings Inc.	929,236	91,037
*	Novavax Inc.	814,159	90,787
*	Iovance Biotherapeutics Inc.	1,914,248	88,821
*	Blueprint Medicines Corp.	772,213	86,604
*	Exelixis Inc.	4,298,630	86,273
*	ACADIA Pharmaceuticals Inc.	1,607,149	85,918
*	Haemonetics Corp.	706,439	83,890
*	Amicus Therapeutics Inc.	3,587,205	82,829
*	Tandem Diabetes Care Inc.	864,157	82,683
*	NeoGenomics Inc.	1,535,070	82,648
*	Nevro Corp.	475,440	82,299
*,1	Penumbra Inc.	467,644	81,838
*	Twist Bioscience Corp.	572,771	80,927
*	TG Therapeutics Inc.	1,494,911	77,765
	Bruker Corp.	1,429,887	77,400
*,1	Bridgebio Pharma Inc.	1,065,785	75,788
*	Halozyme Therapeutics Inc.	1,764,668	75,369
*	Envista Holdings Corp.	2,218,999	74,847
*	HealthEquity Inc.	1,060,278	73,912
*	Syneos Health Inc.	1,056,723	71,995
*	Turning Point Therapeutics Inc.	587,053	71,532
23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Omnicell Inc.	587,407	70,501
*	Inspire Medical Systems Inc.	371,820	69,936
*	Globus Medical Inc. Class A	1,062,635	69,305
*	Pacific Biosciences of California Inc.	2,604,560	67,562
*	Adaptive Biotechnologies Corp.	1,137,790	67,278
*	Integra LifeSciences Holdings Corp.	983,446	63,845
*	Kodiak Sciences Inc.	432,967	63,607
*	Sage Therapeutics Inc.	723,736	62,610
*	Acadia Healthcare Co. Inc.	1,229,772	61,808
*	Arena Pharmaceuticals Inc.	799,838	61,452
*	Allakos Inc.	434,694	60,857
*	Editas Medicine Inc.	866,486	60,749
*	Biohaven Pharmaceutical Holding Co. Ltd.	698,767	59,891
*	Change Healthcare Inc.	3,180,963	59,325
	Royalty Pharma plc Class A	1,180,444	59,081
*	ICU Medical Inc.	272,156	58,375
*	Neogen Corp.	735,845	58,353
*	Tenet Healthcare Corp.	1,450,848	57,932
*	PTC Therapeutics Inc.	937,437	57,212
*	Emergent BioSolutions Inc.	620,428	55,590
*	Medpace Holdings Inc.	384,984	53,590
	Ensign Group Inc.	712,020	51,920
*	PPD Inc.	1,507,514	51,587
*	STAAR Surgical Co.	633,947	50,221
*	CareDx Inc.	675,431	48,935
*	Insmed Inc.	1,402,786	46,699
*	Glaukos Corp.	620,100	46,669
*	1Life Healthcare Inc.	1,052,548	45,944
*	Reata Pharmaceuticals Inc. Class A	364,437	45,052
*	HMS Holdings Corp.	1,224,439	44,998
*	Shockwave Medical Inc.	428,953	44,491
*	LivaNova plc	671,245	44,443
*	AMN Healthcare Services Inc.	650,323	44,385
	CONMED Corp.	394,105	44,140
*	Alkermes plc	2,208,511	44,060
*	Intellia Therapeutics Inc.	807,211	43,912
*	Apellis Pharmaceuticals Inc.	766,813	43,862
*	Nektar Therapeutics Class A	2,531,738	43,040
*	FibroGen Inc.	1,157,232	42,922
*	ChemoCentryx Inc.	688,338	42,622
*	NanoString Technologies Inc.	616,545	41,235
	Cantel Medical Corp.	518,253	40,869
*	Select Medical Holdings Corp.	1,476,819	40,849
*	Bluebird Bio Inc.	923,089	39,942
*	NuVasive Inc.	708,890	39,932
*	Veracyte Inc.	812,841	39,780
*	Covetrus Inc.	1,357,594	39,017
*	R1 RCM Inc.	1,597,292	38,367
*	Corcept Therapeutics Inc.	1,436,818	37,587
*	Schrodinger Inc.	471,875	37,363
*	Merit Medical Systems Inc.	671,887	37,296
*	Global Blood Therapeutics Inc.	858,396	37,177
*	Integer Holdings Corp.	454,320	36,886
*	Arvinas Inc.	429,501	36,478
*	Pacira BioSciences Inc.	595,993	35,664
	Patterson Cos. Inc.	1,191,978	35,318
*	Agios Pharmaceuticals Inc.	810,022	35,098
*	AtriCure Inc.	625,265	34,808
	Premier Inc. Class A	983,617	34,525
*	Xencor Inc.	786,673	34,323
*	BioTelemetry Inc.	471,466	33,983
24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Immunovant Inc.	697,718	32,228
*	Rocket Pharmaceuticals Inc.	580,740	31,848
*	Allscripts Healthcare Solutions Inc.	2,167,962	31,305
*	Deciphera Pharmaceuticals Inc.	544,860	31,095
*	Intra-Cellular Therapies Inc.	967,113	30,754
*,1	Beam Therapeutics Inc.	373,307	30,477
*	Avanos Medical Inc.	662,007	30,373
*	Axsome Therapeutics Inc.	368,706	30,038
*,1	Multiplan Corp.	3,697,979	29,547
*	Kura Oncology Inc.	898,311	29,339
*	Silk Road Medical Inc.	464,663	29,264
*	MEDNAX Inc.	1,179,989	28,957
	Owens & Minor Inc.	1,010,877	27,344
*	SpringWorks Therapeutics Inc.	372,571	27,019
*	Magellan Health Inc.	314,575	26,059
*	Ironwood Pharmaceuticals Inc. Class A	2,220,713	25,294
*	Sangamo Therapeutics Inc.	1,612,253	25,159
*	Prestige Consumer Healthcare Inc.	703,892	24,545
*	Heron Therapeutics Inc.	1,157,751	24,504
*	Revance Therapeutics Inc.	853,575	24,190
*	Addus HomeCare Corp.	206,589	24,189
*	Cardiovascular Systems Inc.	549,579	24,050
*	Vir Biotechnology Inc.	896,476	24,008
*,1	CryoPort Inc.	542,645	23,811
*,1	OPKO Health Inc.	6,015,434	23,761
*	Providence Service Corp.	167,524	23,224
*	Allogene Therapeutics Inc.	914,033	23,070
*	Karuna Therapeutics Inc.	224,728	22,830
*	AdaptHealth Corp. Class A	607,705	22,825
*	Endo International plc	3,164,647	22,722
*	GoodRx Holdings Inc. Class A	562,989	22,711
*	Phreesia Inc.	412,818	22,399
*	REVOLUTION Medicines Inc.	562,986	22,289
*,1	Ligand Pharmaceuticals Inc.	222,432	22,121
*	Progyny Inc.	498,475	21,130
*,1	Sorrento Therapeutics Inc.	3,086,000	21,062
	US Physical Therapy Inc.	175,151	21,062
*	Ocular Therapeutix Inc.	1,013,711	20,984
*	Atara Biotherapeutics Inc.	1,058,801	20,784
*	Cytokinetics Inc.	993,873	20,653
*,1	Inovio Pharmaceuticals Inc.	2,326,213	20,587
*	Mersana Therapeutics Inc.	761,503	20,264
*	Axonics Modulation Technologies Inc.	404,498	20,193
*	Myriad Genetics Inc.	1,020,083	20,172
*	Pennant Group Inc.	346,080	20,093
*	Health Catalyst Inc.	459,177	19,988
*	Dicerna Pharmaceuticals Inc.	895,556	19,729
*	Vericel Corp.	636,461	19,654
*	Seres Therapeutics Inc.	800,387	19,609
*	Inovalon Holdings Inc. Class A	1,069,281	19,429
*	Eidos Therapeutics Inc.	146,982	19,340
*	REGENXBIO Inc.	421,647	19,126
*	Vocera Communications Inc.	458,894	19,058
	Mesa Laboratories Inc.	66,415	19,037
*	uniQure NV	516,817	18,673
*,1	BioCryst Pharmaceuticals Inc.	2,481,555	18,488
*	Supernus Pharmaceuticals Inc.	723,635	18,207
*	Heska Corp.	124,791	18,176
*	Stoke Therapeutics Inc.	285,629	17,689
*	Travere Therapeutics Inc.	647,954	17,660
*	Translate Bio Inc.	955,542	17,611
25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	MacroGenics Inc.	763,136	17,445
*	ImmunoGen Inc.	2,681,516	17,296
*	Evolent Health Inc. Class A	1,067,362	17,110
*	Y-mAbs Therapeutics Inc.	344,129	17,038
*	Codexis Inc.	760,019	16,591
*	Castle Biosciences Inc.	245,216	16,466
*	Arcus Biosciences Inc.	618,515	16,057
*,1	American Well Corp. Class A	628,962	15,932
*	Zogenix Inc.	795,097	15,894
*	Cerus Corp.	2,279,141	15,772
*	Coherus Biosciences Inc.	887,043	15,417
	Simulations Plus Inc.	208,114	14,968
*,1	Frequency Therapeutics Inc.	424,075	14,953
*	Scholar Rock Holding Corp.	304,878	14,796
*	Quanterix Corp.	308,460	14,343
*	Madrigal Pharmaceuticals Inc.	127,617	14,187
*	NextGen Healthcare Inc.	766,854	13,987
*,1	SmileDirectClub Inc.	1,166,148	13,924
*	BioLife Solutions Inc.	346,654	13,828
*	GenMark Diagnostics Inc.	942,658	13,763
*	Option Care Health Inc.	879,860	13,761
*	ALX Oncology Holdings Inc.	158,684	13,679
*	Epizyme Inc.	1,258,476	13,667
	Luminex Corp.	590,367	13,649
*	CorVel Corp.	128,638	13,636
*	Nkarta Inc.	221,701	13,628
*	Karyopharm Therapeutics Inc.	867,765	13,433
*	Replimune Group Inc.	348,269	13,286
*	Adverum Biotechnologies Inc.	1,224,643	13,275
*	Rhythm Pharmaceuticals Inc.	444,127	13,204
*	Krystal Biotech Inc.	218,083	13,085
*	Lantheus Holdings Inc.	959,675	12,946
*,1	Tabula Rasa HealthCare Inc.	299,564	12,833
*	CryoLife Inc.	539,787	12,744
	Atrion Corp.	19,741	12,678
*	Constellation Pharmaceuticals Inc.	438,059	12,616
*	Relay Therapeutics Inc.	301,012	12,510
*	Tactile Systems Technology Inc.	276,389	12,421
*	MiMedx Group Inc.	1,358,852	12,338
*	Arcturus Therapeutics Holdings Inc.	279,556	12,127
*	Community Health Systems Inc.	1,631,200	12,120
*	Radius Health Inc.	675,813	12,070
*	Theravance Biopharma Inc.	669,715	11,901
*,1	Omeros Corp.	830,672	11,866
*	Hanger Inc.	537,855	11,827
*	RadNet Inc.	603,669	11,814
*	Provention Bio Inc.	695,501	11,782
*	Athenex Inc.	1,063,920	11,767
	National HealthCare Corp.	176,722	11,736
*	Inogen Inc.	259,978	11,616
*	SI-BONE Inc.	386,756	11,564
*	Personalis Inc.	312,504	11,441
*	PetIQ Inc. Class A	297,247	11,429
*	Alphatec Holdings Inc.	785,260	11,402
*	Outset Medical Inc.	200,111	11,374
*	Orthofix Medical Inc.	264,181	11,354
*	Alector Inc.	748,783	11,329
*	Meridian Bioscience Inc.	604,895	11,305
*	Brookdale Senior Living Inc.	2,540,453	11,254
*	Prelude Therapeutics Inc.	156,961	11,231
*	PMV Pharmaceuticals Inc.	177,455	10,915
26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Intersect ENT Inc.	472,683	10,824
*	Five Prime Therapeutics Inc.	631,750	10,746
*	Enanta Pharmaceuticals Inc.	254,201	10,702
*	Innoviva Inc.	862,736	10,689
*	OraSure Technologies Inc.	1,002,868	10,615
*,1	Fulgent Genetics Inc.	202,404	10,545
*	Pulmonx Corp.	151,525	10,458
*	Vanda Pharmaceuticals Inc.	795,656	10,455
*	Amphastar Pharmaceuticals Inc.	518,927	10,436
*	Tivity Health Inc.	527,162	10,327
*,1	Esperion Therapeutics Inc.	396,514	10,309
*	Humanigen Inc.	585,699	10,250
*	Berkeley Lights Inc.	112,563	10,064
	LeMaitre Vascular Inc.	246,746	9,993
*,1	Precigen Inc.	979,658	9,993
*	TCR2 Therapeutics Inc.	321,795	9,953
*	MannKind Corp.	3,171,141	9,926
*	Inari Medical Inc.	113,671	9,922
*	Natus Medical Inc.	489,429	9,808
*	Cara Therapeutics Inc.	642,328	9,718
*	Zentalis Pharmaceuticals Inc.	187,074	9,717
*	Collegium Pharmaceutical Inc.	484,166	9,698
*	Anika Therapeutics Inc.	213,802	9,677
*,1	Shattuck Labs Inc.	184,502	9,670
*	Forma Therapeutics Holdings Inc.	276,924	9,665
*	Celldex Therapeutics Inc.	549,460	9,627
*	Kadmon Holdings Inc.	2,302,631	9,556
*	Varex Imaging Corp.	570,630	9,518
*	Protagonist Therapeutics Inc.	471,014	9,496
*	Aerie Pharmaceuticals Inc.	697,102	9,418
*	Bioxcel Therapeutics Inc.	203,282	9,392
*	Albireo Pharma Inc.	248,654	9,327
*	Intercept Pharmaceuticals Inc.	375,937	9,286
*	Syndax Pharmaceuticals Inc.	414,924	9,228
*	Sutro Biopharma Inc.	424,914	9,225
*	Accolade Inc.	211,013	9,179
*	Axogen Inc.	508,464	9,101
*	Antares Pharma Inc.	2,238,600	8,932
*,1	IGM Biosciences Inc.	101,108	8,927
*	Cerevel Therapeutics Holdings Inc.	537,154	8,906
*	Rigel Pharmaceuticals Inc.	2,501,594	8,756
*	Surmodics Inc.	201,015	8,748
*	Arcutis Biotherapeutics Inc.	309,547	8,708
*,1	Vaxart Inc.	1,512,443	8,636
*,1	VBI Vaccines Inc.	3,132,346	8,614
*,1	Allovir Inc.	224,025	8,612
*	AngioDynamics Inc.	560,321	8,590
*	Surgery Partners Inc.	291,789	8,465
*	Praxis Precision Medicines Inc.	153,052	8,421
*	Viela Bio Inc.	232,435	8,361
*	Chinook Therapeutics Inc.	525,377	8,332
*	Kymera Therapeutics Inc.	133,366	8,269
*	HealthStream Inc.	378,100	8,258
*,1	Ontrak Inc.	132,705	8,200
*	Avid Bioservices Inc.	709,771	8,191
*	IVERIC bio Inc.	1,176,878	8,132
	National Research Corp.	187,941	8,034
*	Vapotherm Inc.	299,033	8,032
*,1	ZIOPHARM Oncology Inc.	3,118,685	7,859
*	G1 Therapeutics Inc.	434,468	7,816
*	Atea Pharmaceuticals Inc.	184,525	7,709
27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	XOMA Corp.	174,362	7,695
*	Eagle Pharmaceuticals Inc.	162,777	7,581
*	Flexion Therapeutics Inc.	655,797	7,568
*	OrthoPediatrics Corp.	182,196	7,516
*	Amneal Pharmaceuticals Inc.	1,636,265	7,478
*	NGM Biopharmaceuticals Inc.	242,880	7,358
*	Avrobio Inc.	527,031	7,347
*,1	Geron Corp.	4,618,333	7,343
*,1	NantKwest Inc.	547,897	7,303
*	Triple-S Management Corp. Class B	337,906	7,214
*	ORIC Pharmaceuticals Inc.	210,860	7,138
*	Cardiff Oncology Inc.	395,988	7,124
*	Spero Therapeutics Inc.	360,901	6,998
*	Gossamer Bio Inc.	723,196	6,993
*	Quotient Ltd.	1,324,308	6,900
*	Agenus Inc.	2,167,568	6,893
*	Athira Pharma Inc.	198,506	6,799
*	Black Diamond Therapeutics Inc.	211,877	6,791
*	Eargo Inc.	150,441	6,743
*	Spectrum Pharmaceuticals Inc.	1,948,244	6,644
*	Neoleukin Therapeutics Inc.	460,938	6,499
*	Odonate Therapeutics Inc.	336,814	6,467
*	Eiger BioPharmaceuticals Inc.	525,568	6,459
*	Vaxcyte Inc.	242,945	6,455
*	Akero Therapeutics Inc.	248,132	6,402
*	DermTech Inc.	195,985	6,358
*	Keros Therapeutics Inc.	90,051	6,352
*	Curis Inc.	774,041	6,339
*,1	CEL-SCI Corp.	535,632	6,245
*	AnaptysBio Inc.	288,510	6,203
*	Dynavax Technologies Corp.	1,393,227	6,200
*	ViewRay Inc.	1,621,071	6,192
*	Durect Corp.	2,968,805	6,145
*	TransMedics Group Inc.	308,020	6,130
*	Kiniksa Pharmaceuticals Ltd. Class A	345,598	6,107
*	Atreca Inc. Class A	377,894	6,103
	Phibro Animal Health Corp. Class A	312,869	6,076
*	Fluidigm Corp.	1,011,819	6,071
*	Cutera Inc.	250,849	6,048
*,1	Applied Molecular Transport Inc.	196,388	6,043
*,1	BioNano Genomics Inc.	1,956,269	6,025
*,1	Clovis Oncology Inc.	1,253,006	6,014
*	SeaSpine Holdings Corp.	343,961	6,002
*	iTeos Therapeutics Inc.	176,494	5,969
*	Kronos Bio Inc.	199,492	5,959
*	Akebia Therapeutics Inc.	2,102,209	5,886
*	Forte Biosciences Inc.	159,668	5,814
*	Avidity Biosciences Inc.	225,154	5,746
*	Passage Bio Inc.	223,797	5,722
*	Viking Therapeutics Inc.	999,823	5,629
*	BioDelivery Sciences International Inc.	1,337,714	5,618
*	Relmada Therapeutics Inc.	173,581	5,567
*	Organogenesis Holdings Inc. Class A	739,145	5,566
*	OptimizeRx Corp.	178,545	5,563
	Avita Therapeutics Inc.	295,108	5,483
*	Syros Pharmaceuticals Inc.	501,618	5,443
*	Ardelyx Inc.	836,474	5,412
*	Phathom Pharmaceuticals Inc.	161,720	5,372
*	Accuray Inc.	1,264,950	5,275
*,1	Aspira Women's Health Inc.	784,723	5,265
*	Cymabay Therapeutics Inc.	909,831	5,222
28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Otonomy Inc.	805,354	5,211
*	Puma Biotechnology Inc.	507,286	5,205
	Computer Programs & Systems Inc.	192,828	5,175
*	Annexon Inc.	205,108	5,134
*,1	Cortexyme Inc.	183,575	5,100
*	Morphic Holding Inc.	151,970	5,099
*	SIGA Technologies Inc.	700,848	5,095
*	Molecular Templates Inc.	531,699	4,993
*,1	Trevena Inc.	2,322,625	4,970
*	C4 Therapeutics Inc.	149,721	4,960
*	Homology Medicines Inc.	438,724	4,953
*	Nurix Therapeutics Inc.	150,600	4,952
*,1	Marinus Pharmaceuticals Inc.	403,553	4,923
*	Catalyst Pharmaceuticals Inc.	1,463,663	4,889
*	Prothena Corp. plc	397,626	4,775
*	Generation Bio Co.	167,205	4,740
*,1	Athersys Inc.	2,659,684	4,654
*	Precision BioSciences Inc.	546,193	4,555
*	Calithera Biosciences Inc.	926,583	4,550
*	Stereotaxis Inc.	890,689	4,534
*	Cue Biopharma Inc.	361,313	4,520
*	Aligos Therapeutics Inc.	162,755	4,500
*	Joint Corp.	169,665	4,455
*	Dyne Therapeutics Inc.	211,411	4,440
*,1	AquaBounty Technologies Inc.	506,400	4,436
*	Aeglea BioTherapeutics Inc.	561,023	4,415
*	InfuSystem Holdings Inc.	234,779	4,409
*	ANI Pharmaceuticals Inc.	151,344	4,395
*	SOC Telemed Inc.	559,626	4,387
*,1	TherapeuticsMD Inc.	3,616,748	4,376
*,1	Lineage Cell Therapeutics Inc.	2,477,706	4,361
	Invacare Corp.	486,704	4,356
*,2	PDL BioPharma Inc.	1,757,467	4,341
*	CytoSorbents Corp.	542,353	4,323
*	WaVe Life Sciences Ltd.	549,026	4,321
*	Cross Country Healthcare Inc.	483,951	4,293
*	Verastem Inc.	2,011,858	4,285
*	Concert Pharmaceuticals Inc.	336,851	4,258
	Utah Medical Products Inc.	50,471	4,255
*	Altimmune Inc.	377,059	4,253
*	Cogent Biosciences Inc.	378,373	4,249
*	Solid Biosciences Inc.	555,382	4,210
*,1	Pulse Biosciences Inc.	176,284	4,206
*,1	Anavex Life Sciences Corp.	778,700	4,205
*	Applied Therapeutics Inc.	190,932	4,202
*,1	Ocugen Inc.	2,202,753	4,031
*	CytomX Therapeutics Inc.	606,596	3,973
*	Evelo Biosciences Inc.	315,415	3,813
*	Codiak Biosciences Inc.	117,395	3,792
*	Crinetics Pharmaceuticals Inc.	268,345	3,786
*	Tarsus Pharmaceuticals Inc.	91,157	3,768
*	iCAD Inc.	284,088	3,750
*	Aldeyra Therapeutics Inc.	543,310	3,727
*,1	Taysha Gene Therapies Inc.	139,850	3,712
*,1	Selecta Biosciences Inc.	1,223,606	3,708
*,1	Rubius Therapeutics Inc.	485,454	3,685
*	Inhibrx Inc.	110,991	3,659
*	Paratek Pharmaceuticals Inc.	584,103	3,656
*,1	Ampio Pharmaceuticals Inc.	2,268,012	3,606
*,1	Acutus Medical Inc.	125,145	3,605
*	Apollo Medical Holdings Inc.	196,741	3,594
29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Larimar Therapeutics Inc.	167,009	3,576
*	Tracon Pharmaceuticals Inc.	303,501	3,551
*	Akouos Inc.	177,964	3,529
*	Aclaris Therapeutics Inc.	543,376	3,516
*	Harpoon Therapeutics Inc.	208,903	3,470
*,1	VYNE Therapeutics Inc.	2,182,072	3,448
*	Protara Therapeutics Inc.	141,207	3,419
*,1	Zynex Inc.	252,757	3,402
*,1	Kala Pharmaceuticals Inc.	494,506	3,353
*	Chimerix Inc.	693,525	3,350
*,1	Co-Diagnostics Inc.	359,063	3,339
*	MEI Pharma Inc.	1,263,478	3,336
*,1	Cassava Sciences Inc.	484,039	3,301
*	KalVista Pharmaceuticals Inc.	170,428	3,236
*	Lannett Co. Inc.	494,850	3,226
*	Xeris Pharmaceuticals Inc.	655,352	3,224
*	Agile Therapeutics Inc.	1,123,086	3,223
*,1	Oncorus Inc.	99,485	3,216
*,1	XBiotech Inc.	199,234	3,118
*	Cellular Biomedicine Group Inc.	168,730	3,101
*,1	Accelerate Diagnostics Inc.	403,633	3,060
*	Sesen Bio Inc.	2,256,000	3,046
*	MediciNova Inc.	577,160	3,036
*	CASI Pharmaceuticals Inc.	1,023,927	3,021
*	CorMedix Inc.	405,746	3,015
*,1	iBio Inc.	2,852,532	2,995
*	Immunic Inc.	195,483	2,989
*	ChromaDex Corp.	621,919	2,985
*	ClearPoint Neuro Inc.	186,050	2,956
*,1	Evofem Biosciences Inc.	1,217,920	2,935
*	Apyx Medical Corp.	405,359	2,919
*	Tricida Inc.	412,936	2,911
*,1	Matinas BioPharma Holdings Inc.	2,132,312	2,900
*	Surface Oncology Inc.	311,001	2,874
*	Sientra Inc.	737,498	2,869
*,1	Graybug Vision Inc.	96,995	2,815
*	Arbutus Biopharma Corp.	790,977	2,808
*	Cerecor Inc.	1,057,944	2,793
*	Chiasma Inc.	640,639	2,787
*	Eton Pharmaceuticals Inc.	338,350	2,751
*	89bio Inc.	112,795	2,749
*	Fortress Biotech Inc.	858,214	2,721
*	Oyster Point Pharma Inc.	143,099	2,693
*	Ideaya Biosciences Inc.	190,840	2,672
*	Voyager Therapeutics Inc.	368,944	2,638
*	Assembly Biosciences Inc.	432,801	2,618
*	RAPT Therapeutics Inc.	132,550	2,618
*	Hookipa Pharma Inc.	232,160	2,575
*	Fulcrum Therapeutics Inc.	218,418	2,558
*	Maravai LifeSciences Holdings Inc. Class A	90,830	2,548
*	Spruce Biosciences Inc.	104,705	2,545
*	Oncocyte Corp.	1,056,763	2,526
*	Prevail Therapeutics Inc.	108,403	2,501
*,1	T2 Biosystems Inc.	1,990,210	2,468
*	Pliant Therapeutics Inc.	107,989	2,454
*	Kindred Biosciences Inc.	568,206	2,449
*	Foghorn Therapeutics Inc.	120,415	2,441
*	Misonix Inc.	193,283	2,416
*	Kezar Life Sciences Inc.	461,268	2,408
*	American Renal Associates Holdings Inc.	209,804	2,402
*	Pandion Therapeutics Inc.	161,512	2,398
30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Retractable Technologies Inc.	221,060	2,374
*	Oncternal Therapeutics Inc.	483,121	2,367
*	TFF Pharmaceuticals Inc.	163,188	2,337
*	CTI BioPharma Corp.	723,029	2,328
*	Poseida Therapeutics Inc.	210,978	2,314
*,1	Lexicon Pharmaceuticals Inc.	671,220	2,296
*	Magenta Therapeutics Inc.	291,143	2,283
*,1	ADMA Biologics Inc.	1,152,587	2,248
*	Mirum Pharmaceuticals Inc.	128,742	2,248
*	Harrow Health Inc.	324,355	2,225
*	Harvard Bioscience Inc.	518,619	2,225
*	Neuronetics Inc.	198,176	2,202
*	LogicBio Therapeutics Inc.	285,565	2,179
*,1	NantHealth Inc.	671,472	2,169
*	SQZ Biotechnologies Co.	74,505	2,159
*	Cabaletta Bio Inc.	172,085	2,148
*	Mustang Bio Inc.	567,320	2,147
*	Surgalign Holdings Inc.	965,195	2,114
*,1	Senseonics Holdings Inc.	2,404,674	2,096
*	Alpine Immune Sciences Inc.	164,025	2,067
*,1	Genprex Inc.	497,724	2,066
*	Repro-Med Systems Inc.	342,643	2,063
*	UNITY Biotechnology Inc.	393,213	2,060
*,1	Urovant Sciences Ltd.	125,487	2,024
*	IntriCon Corp.	111,252	2,014
*	GlycoMimetics Inc.	517,431	1,946
*	Palatin Technologies Inc.	2,873,298	1,942
*	Sotera Health Co.	69,636	1,911
*	NeuBase Therapeutics Inc.	268,145	1,874
*,1	Heat Biologics Inc.	334,160	1,791
*	Tela Bio Inc.	118,909	1,788
*	Five Star Senior Living Inc.	258,801	1,786
*	iRadimed Corp.	78,349	1,786
*	Aptevo Therapeutics Inc.	48,592	1,781
*	ContraFect Corp.	351,300	1,774
*	9 Meters Biopharma Inc.	2,055,368	1,766
*	Inozyme Pharma Inc.	84,571	1,746
*,1	Progenity Inc.	328,145	1,742
*	Exicure Inc.	978,130	1,731
*,1	Verrica Pharmaceuticals Inc.	150,052	1,727
*	Pro-Dex Inc.	55,605	1,722
*	NextCure Inc.	157,670	1,719
*,1	Optinose Inc.	415,328	1,719
*	Catalyst Biosciences Inc.	271,542	1,713
*	DiaMedica Therapeutics Inc.	167,156	1,695
*	Eyenovia Inc.	278,865	1,690
*	Checkpoint Therapeutics Inc.	634,650	1,682
*	Pieris Pharmaceuticals Inc.	670,079	1,675
*	Delcath Systems Inc.	92,853	1,664
*	Jounce Therapeutics Inc.	237,499	1,662
*,1	BrainStorm Cell Therapeutics Inc.	364,623	1,650
*	FONAR Corp.	92,762	1,610
*,1	Zomedica Corp.	6,889,133	1,589
*	Infinity Pharmaceuticals Inc.	744,847	1,579
*,1	Kaleido Biosciences Inc.	173,328	1,577
*,1	cbdMD Inc.	532,486	1,571
*	AVEO Pharmaceuticals Inc.	271,555	1,567
*	Sharps Compliance Corp.	164,555	1,555
*	Merrimack Pharmaceuticals Inc.	221,783	1,528
*	Clearside Biomedical Inc.	556,949	1,526
*	Lumos Pharma Inc.	42,462	1,516
31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	VistaGen Therapeutics Inc.	774,526	1,503
*	IMARA Inc.	65,866	1,452
*	Dyadic International Inc.	269,600	1,450
*	Lipocine Inc.	1,065,375	1,449
*	AcelRx Pharmaceuticals Inc.	1,166,168	1,446
*	Castlight Health Inc. Class B	1,102,720	1,434
*	Enzo Biochem Inc.	565,801	1,426
*	DarioHealth Corp.	98,960	1,414
*	Aptinyx Inc. Class A	407,587	1,410
*	Abeona Therapeutics Inc.	892,142	1,401
*	X4 Pharmaceuticals Inc.	217,541	1,399
*	Cyclerion Therapeutics Inc.	456,851	1,398
*	Eloxx Pharmaceuticals Inc.	350,354	1,394
*	Galera Therapeutics Inc.	136,099	1,392
*	Bioanalytical Systems Inc.	111,396	1,370
*	BioSig Technologies Inc.	350,638	1,367
*	Axcella Health Inc.	260,381	1,351
*,1	Actinium Pharmaceuticals Inc.	173,248	1,351
*	Idera Pharmaceuticals Inc.	364,866	1,339
*	Aquestive Therapeutics Inc.	246,725	1,320
*,1	Jaguar Health Inc.	1,581,583	1,289
*	VolitionRX Ltd.	328,841	1,279
*,1	Galectin Therapeutics Inc.	552,413	1,237
*	Ovid therapeutics Inc.	521,450	1,205
*	Adamas Pharmaceuticals Inc.	274,226	1,187
*,1	Tonix Pharmaceuticals Holding Corp.	1,742,514	1,176
*,1	Milestone Scientific Inc.	550,601	1,167
*,1	La Jolla Pharmaceutical Co.	299,121	1,161
*,1	PAVmed Inc.	545,179	1,156
*	Minerva Neurosciences Inc.	491,858	1,151
*,1	Corbus Pharmaceuticals Holdings Inc.	914,709	1,143
*	Gritstone Oncology Inc.	282,287	1,112
*,1	Novan Inc.	1,361,183	1,107
*	Strongbridge Biopharma plc	454,718	1,105
*,1	Chembio Diagnostics Inc.	229,121	1,088
*,1	Organovo Holdings Inc.	88,053	1,083
*,1	Zynerba Pharmaceuticals Inc.	327,452	1,081
*,1	Evolus Inc.	320,037	1,075
*	Applied Genetic Technologies Corp.	260,371	1,065
*,1	Aytu BioScience Inc.	176,247	1,054
*,1	Onconova Therapeutics Inc.	2,184,462	1,018
*	Capricor Therapeutics Inc.	293,479	1,007
*	Certara Inc.	29,575	997
*,1	AIM ImmunoTech Inc.	555,233	994
*	Soleno Therapeutics Inc.	514,176	992
*,1	Biocept Inc.	218,867	972
*	LENSAR Inc.	133,880	971
*	Electromed Inc.	98,539	967
*	MTBC Inc.	105,080	953
*	Liquidia Technologies Inc.	320,720	946
*	Exagen Inc.	71,287	941
*	Tyme Technologies Inc.	763,112	931
*	Cocrystal Pharma Inc.	663,624	903
*,1	Inmune Bio Inc.	52,329	901
*	Rockwell Medical Inc.	887,824	897
*	Leap Therapeutics Inc.	394,984	889
*,1	Qualigen Therapeutics Inc.	286,940	864
*	Beyond Air Inc.	159,255	839
*,1	Osmotica Pharmaceuticals plc	200,978	828
*,1	Soliton Inc.	105,689	812
*	SCYNEXIS Inc.	106,041	811
32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Aravive Inc.	142,905	806
*	Aprea Therapeutics Inc.	163,698	805
*	Enochian Biosciences Inc.	265,200	782
*	Equillium Inc.	146,003	781
*	Hepion Pharmaceuticals Inc.	348,821	764
*,1	OncoSec Medical Inc.	114,096	736
*,1	Bellerophon Therapeutics Inc.	108,278	722
*,1	PhaseBio Pharmaceuticals Inc.	213,386	717
*	Recro Pharma Inc.	251,310	716
*	Seelos Therapeutics Inc.	449,391	710
*	Celcuity Inc.	76,715	707
*	BioAtla Inc.	19,873	676
*,1	Conformis Inc.	1,021,393	674
*,1	Anixa Biosciences Inc.	216,384	664
*	Evoke Pharma Inc.	251,507	649
*,1	Microbot Medical Inc.	94,041	648
*	Champions Oncology Inc.	59,932	647
*	Orgenesis Inc.	142,071	639
*	Silverback Therapeutics Inc.	13,523	627
*	Oak Street Health Inc.	10,132	620
*	Genocea Biosciences Inc.	255,951	619
*	EyePoint Pharmaceuticals Inc.	93,733	617
*	SELLAS Life Sciences Group Inc.	103,544	602
*	Navidea Biopharmaceuticals Inc.	278,365	598
*	Cidara Therapeutics Inc.	294,808	590
*,1	Corvus Pharmaceuticals Inc.	165,401	589
*,1	PLx Pharma Inc.	106,697	589
*,1	Miragen Therapeutics Inc.	35,695	587
*	Synlogic Inc.	264,522	571
*	Outlook Therapeutics Inc.	438,413	570
*	ElectroCore Inc.	362,979	566
*,1	Marker Therapeutics Inc.	384,300	557
*,1	Biomerica Inc.	109,410	545
*	ProPhase Labs Inc.	57,772	530
*	scPharmaceuticals Inc.	98,651	522
*	Calyxt Inc.	120,425	508
*	Cohbar Inc.	378,132	507
*	Sensus Healthcare Inc.	130,738	505
*	Adicet Bio Inc.	35,097	493
*	Apollo Endosurgery Inc.	142,486	484
*	Biodesix Inc.	23,628	476
*,1	OpGen Inc.	231,325	472
*,1	Acorda Therapeutics Inc.	681,674	470
*	Catabasis Pharmaceuticals Inc.	216,039	462
*,1	Cellectar Biosciences Inc.	222,135	462
*	Adamis Pharmaceuticals Corp.	946,524	459
*	SiNtx Technologies Inc.	290,171	456
*	Sigilon Therapeutics Inc.	9,474	455
*	Aridis Pharmaceuticals Inc.	74,302	451
*,1	Moleculin Biotech Inc.	563,784	449
*	Savara Inc.	376,982	434
*	Yumanity Therapeutics Inc.	25,370	431
*,1	Aethlon Medical Inc.	171,182	423
*	Nemaura Medical Inc.	111,489	420
*	IRIDEX Corp.	164,887	414
*	Greenwich Lifesciences Inc.	11,309	412
*	F-star Therapeutics Inc.	40,837	403
*,1	Zosano Pharma Corp.	761,622	401
	Psychemedics Corp.	78,603	400
*	Satsuma Pharmaceuticals Inc.	86,694	400
*	Aerpio Pharmaceuticals Inc.	407,459	399
33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,2	Tobira Therapeutics Inc. CVR	87,894	398
*	Dare Bioscience Inc.	292,918	393
*	TransEnterix Inc.	625,646	391
*	Allena Pharmaceuticals Inc.	292,253	374
*,1	Precipio Inc.	180,535	374
*	aTyr Pharma Inc.	94,613	367
*	Neos Therapeutics Inc.	585,390	366
*	IsoRay Inc.	801,772	361
*	ARCA biopharma Inc.	87,619	351
*	Capital Senior Living Corp.	28,463	351
*	Avenue Therapeutics Inc.	58,738	349
*	Assertio Holdings Inc.	968,008	346
*	Avinger Inc.	781,335	344
*	Seer Inc.	5,980	336
*	Soligenix Inc.	259,977	333
*	BioCardia Inc.	95,695	331
*	Motus GI Holdings Inc.	343,367	326
*	AgeX Therapeutics Inc.	213,656	325
*,1	Sunesis Pharmaceuticals Inc.	163,345	325
*,1	Biolase Inc.	763,485	318
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	355,460	313
*	Myomo Inc.	46,450	313
*,1	Second Sight Medical Products Inc.	166,969	312
*	Opiant Pharmaceuticals Inc.	38,303	309
*	Pulmatrix Inc.	257,302	306
*	Sanara Medtech Inc.	6,124	306
*	Genesis Healthcare Inc.	629,322	305
*	180 Life Sciences Corp.	110,239	301
*	Checkmate Pharmaceuticals Inc.	20,432	298
*	Millendo Therapeutics Inc.	138,462	296
*	Regulus Therapeutics Inc.	214,713	290
*,1	Diffusion Pharmaceuticals Inc.	357,650	284
*	Advaxis Inc.	811,182	283
*	PDS Biotechnology Corp.	131,968	282
*	Kewaunee Scientific Corp.	21,515	271
*	Ekso Bionics Holdings Inc.	43,998	270
*,1	Allied Healthcare Products Inc.	53,862	262
*	NanoViricides Inc.	90,254	259
*,1	vTv Therapeutics Inc. Class A	132,324	246
*	Cumberland Pharmaceuticals Inc.	83,401	245
*	Trevi Therapeutics Inc.	100,874	244
*	Celsion Corp.	325,455	231
*	Brickell Biotech Inc.	292,498	228
*	Baudax Bio Inc.	218,294	220
*,1	Achieve Life Sciences Inc.	27,208	220
*,1	HTG Molecular Diagnostics Inc.	45,930	220
*	Olema Pharmaceuticals Inc.	4,570	220
*	Aileron Therapeutics Inc.	206,371	215
*,1	Bellicum Pharmaceuticals Inc.	60,869	215
*,1	PolarityTE Inc.	306,870	209
*,1	Citius Pharmaceuticals Inc.	204,312	208
*	Phio Pharmaceuticals Corp.	73,490	198
*	Processa Pharmaceuticals Inc.	28,622	189
*	Lyra Therapeutics Inc.	16,498	188
*	Alimera Sciences Inc.	44,102	186
*,1	Titan Pharmaceuticals Inc.	56,673	186
*	Metacrine Inc.	23,124	182
*	Adial Pharmaceuticals Inc.	106,632	181
*	AzurRx BioPharma Inc.	185,715	180
*,1	Acer Therapeutics Inc.	68,311	179
*,1	Cleveland BioLabs Inc.	51,060	176
34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	CHF Solutions Inc.	24,166	168
*	Oragenics Inc.	358,508	161
*	ImmuCell Corp.	26,496	158
*	Akers Biosciences Inc.	78,780	157
*,1	Aziyo Biologics Inc. Class A	11,215	153
*,1	Hancock Jaffe Laboratories Inc.	17,570	152
*,1	SCWorx Corp.	109,982	151
*	Kinnate Biopharma Inc.	3,755	149
*	Streamline Health Solutions Inc.	92,404	144
*	Caladrius Biosciences Inc.	94,915	136
*	Entasis Therapeutics Holdings Inc.	53,297	132
*	Digirad Corp.	36,396	131
*,1	Regional Health Properties Inc.	36,697	131
*,1	Bio-Path Holdings Inc.	36,520	128
*	Strata Skin Sciences Inc.	83,712	126
*,1	AIkido Pharma Inc.	144,440	126
*,1	Cyclacel Pharmaceuticals Inc.	15,458	121
*,1	ThermoGenesis Holdings Inc.	56,165	117
*	Atossa Therapeutics Inc.	120,689	115
*,1	EyeGate Pharmaceuticals Inc.	23,275	115
*	4D Molecular Therapeutics Inc.	2,676	111
*	Helius Medical Technologies Inc.	273,690	103
*	Obalon Therapeutics Inc.	68,861	103
*,1	Interpace Biosciences Inc.	31,834	100
*,1	Hoth Therapeutics Inc.	41,045	97
*	Tenax Therapeutics Inc.	49,161	91
*	Vaccinex Inc.	44,046	91
*,2	Aduro Biotech Inc. CVR	150,581	90
*	Lantern Pharma Inc.	4,700	90
*	Ocuphire Pharma Inc.	13,673	89
*,1	NovaBay Pharmaceuticals Inc.	120,224	84
*,1	Sonoma Pharmaceuticals Inc.	11,369	83
*	CNS Pharmaceuticals Inc.	46,896	83
*	Petros Pharmaceuticals Inc.	18,652	82
*	Edesa Biotech Inc.	18,969	81
*	Xenetic Biosciences Inc.	39,705	81
*,1	Pulse Biosciences Inc. Warrants	4,424	75
*	GeoVax Labs Inc.	22,240	75
*	SunLink Health Systems Inc.	57,952	74
*	ENDRA Life Sciences Inc.	97,900	73
*	Viveve Medical Inc.	15,571	73
*	Harmony Biosciences Holdings Inc.	1,960	71
*	BioVie Inc.	3,742	65
*	Novus Therapeutics Inc.	4,043	62
*	RA Medical Systems Inc.	8,240	61
*,2	Proteostasis Therapeutics Inc. CVR	507,408	55
*,1	Xtant Medical Holdings Inc.	44,170	53
*	Kiromic BioPharma Inc.	6,239	52
*	NeuroMetrix Inc.	15,945	50
*	Teligent Inc.	64,224	48
*	Cancer Genetics Inc.	17,069	47
*	Predictive Oncology Inc.	63,104	46
*,1	Armata Pharmaceuticals Inc.	15,150	45
*	Plus Therapeutics Inc.	21,236	43
*	Venus Concept Inc.	23,000	40
*	Salarius Pharmaceuticals Inc.	44,085	40
*	CynergisTek Inc.	25,990	38
*,1	Imac Holdings Inc.	22,771	35
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	105,015	34
*	Dynatronics Corp.	39,566	32
*	Seneca Biopharma Inc.	36,777	32
35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	NeuroBo Pharmaceuticals Inc.	5,194	27
*,1	Histogen Inc.	36,286	27
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Elanco Animal Health Inc. CVR	701,074	18
*	Senestech Inc.	9,545	17
	Benitec Biopharma Inc.	5,700	17
*,2	Salarius Pharmaceuticals Inc. Rights Exp. 12/31/2049	119,407	15
*,1	Yield10 Bioscience Inc.	2,584	15
*,2	Ambit Biosciences Corp. CVR	22,388	13
*	American Shared Hospital Services	5,681	13
*	Annovis Bio Inc.	1,728	13
*	Synthetic Biologics Inc.	18,146	7
*,1	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,1	Timber Pharmaceuticals Inc.	7,728	6
*	Kintara Therapeutics Inc.	3,600	5
*	NanoVibronix Inc.	5,700	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*	Avalon GloboCare Corp.	2,655	3
*	InVivo Therapeutics Holdings Corp.	2,864	2
*	Ligand Pharmaceuticals Glucagon CVR	395,811	2
*	Ligand Pharmaceuticals General CVR	395,811	2
*	Ligand Pharmaceuticals Roche CVR	395,811	2
*,2	Clinical Data Care CVR	146,603	—
*,1	Nobilis Health Corp.	49,611	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Achillion Pharmaceuticals Inc.	374	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,2	Adolor Corp. Rights	596,841	—
*,2	Phenomix Corp. CVR	47	—
*,2	F Star Therapeutics Inc. CVR	40,838	—
			15,272,760
Industrials (12.91%)
*	Uber Technologies Inc.	19,433,903	991,129
*	CoStar Group Inc.	548,088	506,587
	TransUnion	2,634,440	261,389
*	Plug Power Inc.	6,057,683	205,416
*	Generac Holdings Inc.	870,858	198,042
	Graco Inc.	2,340,184	169,312
*	Lyft Inc. Class A	3,433,357	168,681
*	XPO Logistics Inc.	1,268,943	151,258
	Nordson Corp.	750,559	150,825
*	Sunrun Inc.	2,157,103	149,660
	Toro Co.	1,500,731	142,329
*	Trex Co. Inc.	1,606,755	134,518
	Lennox International Inc.	483,107	132,357
*	IAA Inc.	1,866,736	121,301
	Hubbell Inc. Class B	754,886	118,359
	HEICO Corp. Class A	1,005,896	117,750
	Carlisle Cos. Inc.	747,103	116,683
*	Sensata Technologies Holding plc	2,186,115	115,296
	Owens Corning	1,501,898	113,784
*	Axon Enterprise Inc.	883,198	108,218
*	AECOM	2,103,905	104,732
	Watsco Inc.	456,356	103,387
*	Middleby Corp.	772,448	99,584
	Donaldson Co. Inc.	1,767,713	98,780
	Woodward Inc.	811,531	98,625
*	SiteOne Landscape Supply Inc.	611,276	96,967
36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Lincoln Electric Holdings Inc.	830,247	96,516
	ITT Inc.	1,204,259	92,752
*	Stericycle Inc.	1,273,159	88,268
	AGCO Corp.	852,405	87,874
	Tetra Tech Inc.	744,448	86,192
	CoreLogic Inc.	1,088,483	84,162
	Oshkosh Corp.	949,943	81,762
	BWX Technologies Inc.	1,323,419	79,776
	HEICO Corp.	595,216	78,807
	MSA Safety Inc.	504,788	75,410
	Knight-Swift Transportation Holdings Inc.	1,742,360	72,866
	Timken Co.	938,803	72,626
	ManpowerGroup Inc.	799,488	72,098
	Landstar System Inc.	535,230	72,074
	EMCOR Group Inc.	766,898	70,141
	Regal Beloit Corp.	563,670	69,224
*	Mercury Systems Inc.	777,378	68,456
	Allison Transmission Holdings Inc.	1,561,383	67,342
	Curtiss-Wright Corp.	572,598	66,622
*	Builders FirstSource Inc.	1,631,320	66,574
	Rexnord Corp.	1,665,560	65,773
	Air Lease Corp. Class A	1,479,196	65,706
*	Saia Inc.	363,167	65,661
	Exponent Inc.	717,687	64,613
*	JetBlue Airways Corp.	4,319,750	62,809
*	RBC Bearings Inc.	346,853	62,101
	Acuity Brands Inc.	509,995	61,755
*	ASGN Inc.	737,265	61,584
	Vertiv Holdings Co. Class A	3,192,448	59,603
	Advanced Drainage Systems Inc.	690,567	57,718
*	Chart Industries Inc.	486,395	57,292
	Spirit AeroSystems Holdings Inc. Class A	1,463,217	57,197
	AMERCO	125,563	57,001
*	Proto Labs Inc.	368,094	56,466
*	AZEK Co. Inc. Class A	1,457,552	56,043
	Hexcel Corp.	1,154,292	55,972
	Simpson Manufacturing Co. Inc.	597,338	55,821
*	FTI Consulting Inc.	495,789	55,390
*	WillScot Mobile Mini Holdings Corp. Class A	2,379,340	55,129
	nVent Electric plc	2,349,687	54,724
*	Clean Harbors Inc.	707,179	53,816
	MSC Industrial Direct Co. Inc. Class A	636,738	53,734
*	Colfax Corp.	1,400,685	53,562
*	Aerojet Rocketdyne Holdings Inc.	1,004,254	53,075
*	MasTec Inc.	774,327	52,794
	Crane Co.	679,523	52,772
	Valmont Industries Inc.	294,830	51,575
*,1	FuelCell Energy Inc.	4,463,306	49,855
	John Bean Technologies Corp.	436,848	49,744
*	BMC Stock Holdings Inc.	923,212	49,558
	Brink's Co.	680,428	48,991
	Armstrong World Industries Inc.	658,236	48,966
	EnerSys	584,028	48,509
*	WESCO International Inc.	605,144	47,504
*	Array Technologies Inc.	1,100,805	47,489
*	Bloom Energy Corp. Class A	1,645,991	47,174
*	Dun & Bradstreet Holdings Inc.	1,886,561	46,975
	UFP Industries Inc.	840,181	46,672
	Watts Water Technologies Inc. Class A	381,773	46,462
	Altra Industrial Motion Corp.	835,870	46,332
*	Kratos Defense & Security Solutions Inc.	1,679,029	46,056
37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Ryder System Inc.	742,270	45,843
	Triton International Ltd.	935,453	45,379
	UniFirst Corp.	211,285	44,727
*	TriNet Group Inc.	554,722	44,711
*	Univar Solutions Inc.	2,339,038	44,465
*	Upwork Inc.	1,245,217	42,985
*,1	Virgin Galactic Holdings Inc.	1,798,160	42,670
*	Kirby Corp.	823,111	42,662
	Applied Industrial Technologies Inc.	534,329	41,672
	Kennametal Inc.	1,140,814	41,343
*	Resideo Technologies Inc.	1,934,947	41,137
	Hillenbrand Inc.	1,030,105	40,998
*	Casella Waste Systems Inc. Class A	657,223	40,715
	Insperity Inc.	493,520	40,182
	GATX Corp.	482,471	40,132
*	Evoqua Water Technologies Corp.	1,446,749	39,033
	Macquarie Infrastructure Corp.	1,026,492	38,545
	ESCO Technologies Inc.	363,281	37,498
	AAON Inc.	561,918	37,440
	Franklin Electric Co. Inc.	529,406	36,640
	Arcosa Inc.	665,207	36,540
	Brady Corp. Class A	670,872	35,435
	Allegiant Travel Co. Class A	184,852	34,981
	ABM Industries Inc.	920,727	34,840
*,3	API Group Corp.	1,913,338	34,727
*	SPX FLOW Inc.	586,392	33,987
*	SPX Corp.	619,108	33,766
	Matson Inc.	589,088	33,560
	Terex Corp.	960,422	33,509
*	Spirit Airlines Inc.	1,365,898	33,396
	KAR Auction Services Inc.	1,782,483	33,172
*	Dycom Industries Inc.	438,943	33,149
*	Masonite International Corp.	336,529	33,094
	Korn Ferry	759,852	33,054
	Moog Inc. Class A	414,641	32,881
	Barnes Group Inc.	640,804	32,482
	Maxar Technologies Inc.	838,253	32,348
*	Gibraltar Industries Inc.	446,483	32,120
	Trinity Industries Inc.	1,193,427	31,495
	Werner Enterprises Inc.	803,017	31,494
	Albany International Corp. Class A	424,618	31,175
*	Navistar International Corp.	689,667	30,318
*	Beacon Roofing Supply Inc.	752,158	30,229
	Forward Air Corp.	384,245	29,525
*,1	Nikola Corp.	1,913,797	29,205
	Healthcare Services Group Inc.	1,031,067	28,973
	Federal Signal Corp.	842,884	27,958
*	Meritor Inc.	998,669	27,873
	SkyWest Inc.	684,635	27,598
	Fluor Corp.	1,726,310	27,569
	Mueller Industries Inc.	785,117	27,565
	Herman Miller Inc.	813,652	27,501
*	Vicor Corp.	292,216	26,948
	Cubic Corp.	433,953	26,922
	Mueller Water Products Inc. Class A	2,173,632	26,910
*	Atkore International Group Inc.	648,530	26,661
	Comfort Systems USA Inc.	503,380	26,508
*	Avis Budget Group Inc.	710,062	26,485
*	Hub Group Inc. Class A	462,821	26,381
*	AeroVironment Inc.	301,616	26,210
*	Air Transport Services Group Inc.	827,270	25,927
38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	611,866	25,344
*	Cimpress plc	268,952	23,598
*	JELD-WEN Holding Inc.	927,170	23,513
*	Welbilt Inc.	1,750,348	23,105
*	TPI Composites Inc.	433,748	22,893
	Kaman Corp.	395,271	22,582
	Helios Technologies Inc.	421,340	22,453
	McGrath RentCorp	333,300	22,364
	Kadant Inc.	157,904	22,261
*	Herc Holdings Inc.	334,415	22,209
*	American Woodmark Corp.	234,924	22,048
	EnPro Industries Inc.	287,358	21,701
	CSW Industrials Inc.	190,124	21,277
	Covanta Holding Corp.	1,596,668	20,964
*,1	Hyliion Holdings Corp.	1,261,164	20,784
	HNI Corp.	601,276	20,720
*	CBIZ Inc.	756,607	20,133
*	Atlas Air Worldwide Holdings Inc.	361,167	19,698
*	Harsco Corp.	1,080,395	19,426
	Lindsay Corp.	148,196	19,037
	Enerpac Tool Group Corp. Class A	830,293	18,773
*	TriMas Corp.	592,424	18,762
	Alamo Group Inc.	133,510	18,418
*	Huron Consulting Group Inc.	311,791	18,380
	Tennant Co.	256,883	18,025
*	GMS Inc.	590,357	17,994
	Astec Industries Inc.	309,526	17,915
	Encore Wire Corp.	294,806	17,856
	ICF International Inc.	235,341	17,493
	Granite Construction Inc.	645,356	17,237
	AAR Corp.	472,843	17,126
	Primoris Services Corp.	619,639	17,108
	AZZ Inc.	354,467	16,816
	Steelcase Inc. Class A	1,235,406	16,740
	ADT Inc.	2,117,412	16,622
	Deluxe Corp.	568,860	16,611
*	PGT Innovations Inc.	811,063	16,497
	Raven Industries Inc.	490,356	16,226
	Greenbrier Cos. Inc.	444,412	16,168
	US Ecology Inc.	430,389	15,636
*	Ameresco Inc. Class A	299,104	15,625
	Pitney Bowes Inc.	2,379,836	14,660
	ArcBest Corp.	343,165	14,643
*	Construction Partners Inc. Class A	484,120	14,093
*	MYR Group Inc.	233,619	14,041
	Marten Transport Ltd.	797,706	13,744
	Matthews International Corp. Class A	464,314	13,651
	H&E Equipment Services Inc.	456,635	13,612
	GrafTech International Ltd.	1,273,599	13,577
	Douglas Dynamics Inc.	314,000	13,430
*	IES Holdings Inc.	284,153	13,082
	Shyft Group Inc.	459,543	13,042
	Wabash National Corp.	755,080	13,010
	Standex International Corp.	167,045	12,949
	Griffon Corp.	625,879	12,755
	Columbus McKinnon Corp.	327,612	12,593
*	NV5 Global Inc.	159,108	12,535
*	Great Lakes Dredge & Dock Corp.	941,143	12,395
	Heartland Express Inc.	676,691	12,248
	Apogee Enterprises Inc.	375,154	11,885
	ACCO Brands Corp.	1,368,748	11,567
39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Hawaiian Holdings Inc.	650,988	11,522
*	NOW Inc.	1,600,267	11,490
	Kforce Inc.	271,706	11,436
*	Parsons Corp.	313,817	11,426
*	SEACOR Holdings Inc.	272,785	11,307
*	CIRCOR International Inc.	286,241	11,003
	Quanex Building Products Corp.	480,762	10,659
	Schneider National Inc. Class B	514,874	10,658
	Viad Corp.	294,389	10,648
*	Echo Global Logistics Inc.	383,857	10,295
	Kelly Services Inc. Class A	480,793	9,890
*	SP Plus Corp.	338,914	9,771
	Argan Inc.	218,832	9,736
*	TrueBlue Inc.	519,872	9,716
	Triumph Group Inc.	746,910	9,381
	Interface Inc. Class A	885,561	9,298
	Knoll Inc.	621,124	9,118
	Hyster-Yale Materials Handling Inc.	145,407	8,659
*	Ducommun Inc.	160,640	8,626
*	Vectrus Inc.	171,839	8,544
	Gorman-Rupp Co.	258,930	8,402
	Heidrick & Struggles International Inc.	285,687	8,393
*	Aegion Corp. Class A	440,699	8,369
	Systemax Inc.	230,841	8,285
*	PAE Inc.	882,942	8,105
*	Sterling Construction Co. Inc.	419,111	7,800
*	Thermon Group Holdings Inc.	493,886	7,719
*	Beam Global	104,582	7,716
*	Energy Recovery Inc.	565,497	7,713
	Barrett Business Services Inc.	111,481	7,604
*	American Superconductor Corp.	318,344	7,456
*	Tutor Perini Corp.	572,481	7,414
*	Lydall Inc.	245,732	7,379
*	Gates Industrial Corp. plc	578,109	7,377
	CAI International Inc.	235,310	7,351
*	Willdan Group Inc.	170,848	7,124
*	Montrose Environmental Group Inc.	222,991	6,904
	Kimball International Inc. Class B	574,879	6,870
	National Presto Industries Inc.	77,528	6,856
	Miller Industries Inc.	180,213	6,852
*	Manitowoc Co. Inc.	511,805	6,812
*	BrightView Holdings Inc.	442,822	6,695
*	Forrester Research Inc.	158,901	6,658
*	Lawson Products Inc.	130,005	6,619
	Insteel Industries Inc.	289,808	6,454
	Ennis Inc.	355,504	6,346
	CRA International Inc.	119,859	6,104
	Omega Flex Inc.	41,445	6,051
*	Foundation Building Materials Inc.	312,639	6,006
*	Cornerstone Building Brands Inc.	626,566	5,815
	Resources Connection Inc.	462,097	5,809
	Allied Motion Technologies Inc.	112,894	5,769
*	Titan Machinery Inc.	291,415	5,697
*	DXP Enterprises Inc.	253,285	5,631
*	MRC Global Inc.	831,045	5,510
	VSE Corp.	136,534	5,255
*	Daseke Inc.	878,792	5,106
*	Team Inc.	430,688	4,695
*	Astronics Corp.	345,138	4,566
*,1	AgEagle Aerial Systems Inc.	733,065	4,398
*	Blue Bird Corp.	222,106	4,056
40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Northwest Pipe Co.	142,827	4,042
*	NN Inc.	614,075	4,034
	Park Aerospace Corp.	300,715	4,033
*	Heritage-Crystal Clean Inc.	186,755	3,935
*	Mayville Engineering Co. Inc.	290,851	3,903
	Park-Ohio Holdings Corp.	125,736	3,885
*	BlueLinx Holdings Inc.	129,361	3,785
*	Commercial Vehicle Group Inc.	431,320	3,731
	Genco Shipping & Trading Ltd.	496,499	3,654
	Powell Industries Inc.	123,698	3,648
*	CECO Environmental Corp.	513,017	3,571
*	Veritiv Corp.	170,641	3,548
*,1	Rekor Systems Inc.	435,525	3,515
*	Orion Energy Systems Inc.	355,935	3,513
*,1	HC2 Holdings Inc.	1,052,567	3,431
	Titan International Inc.	701,790	3,411
	REV Group Inc.	373,458	3,290
*	Franklin Covey Co.	142,420	3,172
*	Radiant Logistics Inc.	535,862	3,108
*,1	Eagle Bulk Shipping Inc.	161,530	3,069
	LSI Industries Inc.	349,760	2,994
*	Alta Equipment Group Inc.	297,100	2,935
*	YRC Worldwide Inc.	645,323	2,859
*	PICO Holdings Inc.	305,535	2,857
*,1	Aqua Metals Inc.	938,156	2,814
*	Transcat Inc.	80,004	2,775
	Hurco Cos. Inc.	92,077	2,762
*	Acacia Research Corp.	688,816	2,714
*	Infrastructure & Energy Alternatives Inc.	154,991	2,568
*	Mesa Air Group Inc.	382,180	2,557
	Universal Logistics Holdings Inc.	119,198	2,454
*	Covenant Logistics Group Inc. Class A	163,343	2,419
	RR Donnelley & Sons Co.	1,046,134	2,364
*	GP Strategies Corp.	198,873	2,359
	Rush Enterprises Inc. Class B	61,509	2,331
	Preformed Line Products Co.	33,964	2,325
*,1	Red Violet Inc.	87,096	2,274
*	Orion Group Holdings Inc.	439,607	2,180
	Graham Corp.	137,367	2,085
*	Mistras Group Inc.	262,279	2,035
*	General Finance Corp.	238,390	2,029
	Eastern Co.	83,819	2,020
*,1	EVI Industries Inc.	66,865	2,001
*,1	LiqTech International Inc.	244,091	1,953
*	L B Foster Co. Class A	128,097	1,928
*,1	Alpha Pro Tech Ltd.	169,431	1,889
	Quad/Graphics Inc.	487,675	1,863
	BG Staffing Inc.	136,163	1,837
*	US Xpress Enterprises Inc. Class A	268,638	1,837
*,1	Sunworks Inc.	352,456	1,805
*,1	Babcock & Wilcox Enterprises Inc.	482,400	1,693
*	ExOne Co.	162,950	1,546
*,1	Ocean Power Technologies Inc.	547,351	1,472
*	Nesco Holdings Inc.	198,846	1,466
*,1	HyreCar Inc.	203,273	1,451
*	PAM Transportation Services Inc.	29,376	1,439
*	Gencor Industries Inc.	115,798	1,424
*	Broadwind Inc.	178,548	1,416
*	Capstone Turbine Corp.	129,320	1,384
*	Willis Lease Finance Corp.	41,290	1,258
*,1	Flux Power Holdings Inc.	69,909	1,205
41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Hill International Inc.	611,000	1,173
*	Concrete Pumping Holdings Inc.	305,297	1,169
*	Fuel Tech Inc.	281,100	1,091
*,1	India Globalization Capital Inc.	689,122	1,075
*,1	DPW Holdings Inc.	245,009	1,066
*	Twin Disc Inc.	130,235	1,022
*	Manitex International Inc.	197,034	1,017
*	Armstrong Flooring Inc.	265,450	1,014
*	USA Truck Inc.	107,613	961
*	Energous Corp.	514,031	925
*	DLH Holdings Corp.	98,035	914
*	Huttig Building Products Inc.	247,946	910
*	Ultralife Corp.	137,561	890
	ARC Document Solutions Inc.	549,008	813
*	Orbital Energy Group Inc.	361,413	792
	Acme United Corp.	25,248	761
	Innovative Solutions & Support Inc.	116,655	761
*	Mastech Digital Inc.	46,402	738
*	Houston Wire & Cable Co.	241,458	674
	NL Industries Inc.	135,037	645
*,1	Odyssey Marine Exploration Inc.	84,811	602
*	CPI Aerostructures Inc.	150,962	578
*,1	Akerna Corp.	177,086	574
*	Hydrofarm Holdings Group Inc.	10,735	564
*	Hudson Technologies Inc.	511,921	558
*,1	SG Blocks Inc.	87,327	533
*	Perma-Fix Environmental Services Inc.	86,926	519
*	FreightCar America Inc.	208,190	502
*	Limbach Holdings Inc.	40,376	498
*	AMREP Corp.	56,720	484
*	Virco Manufacturing Corp.	163,028	412
*	Jewett-Cameron Trading Co. Ltd.	46,728	409
*	Pangaea Logistics Solutions Ltd.	138,962	385
*	Perma-Pipe International Holdings Inc.	63,262	383
*	Taylor Devices Inc.	36,095	376
*,1	SIFCO Industries Inc.	44,697	375
*	Air T Inc.	14,989	373
*	Performant Financial Corp.	359,068	316
*,1	Peck Co. Holdings Inc.	42,429	252
*	Charah Solutions Inc.	86,291	248
*	Astrotech Corp.	139,106	246
*,1	Document Security Systems Inc.	39,431	246
*,1	Polar Power Inc.	47,639	227
*	Ideal Power Inc.	24,701	202
*	Hudson Global Inc.	18,306	192
*	RCM Technologies Inc.	90,641	188
*	LS Starrett Co. Class A	44,550	188
*,1	Lightbridge Corp.	42,233	179
*	Volt Information Sciences Inc.	99,718	177
*	Air Industries Group	138,206	170
*	Servotronics Inc.	19,402	165
*	ShiftPixy Inc.	58,967	147
*	AeroCentury Corp.	12,300	132
*,1	Pioneer Power Solutions Inc.	33,059	128
*,1,2	FTE Networks Inc.	82,837	124
	Patriot Transportation Holding Inc.	13,915	122
	Espey Manufacturing & Electronics Corp.	5,501	104
*	Avalon Holdings Corp. Class A	29,948	78
	Chicago Rivet & Machine Co.	2,905	66
*	Sigma Labs Inc.	19,044	64
*,1	Energy Focus Inc.	13,591	55
42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	CompX International Inc.	2,808	40
*	TOMI Environmental Solutions Inc.	8,800	40
	HireQuest Inc.	3,536	35
*	BioHiTech Global Inc.	28,281	32
*	GEE Group Inc.	32,137	32
*,1	Staffing 360 Solutions Inc.	31,036	21
*	VirTra Inc.	3,900	14
*	Art's-Way Manufacturing Co. Inc.	4,243	12
*	JanOne Inc.	2,300	11
*	Quest Resource Holding Corp.	4,835	11
*	Air T Funding Warrants Exp. 01/15/2021	36,997	8
*,2	Industrial Services of America Inc.	43,054	5
	P&F Industries Inc. Class A	574	3
*	Atlas Technical Consultants Inc.	400	3
			12,362,980
Information Technology (24.77%)
*	Square Inc. Class A	5,354,579	1,165,371
*	Zoom Video Communications Inc. Class A	2,773,737	935,637
	NXP Semiconductors NV	3,886,335	617,966
*	Twilio Inc. Class A	1,754,000	593,729
*	DocuSign Inc. Class A	2,599,116	577,783
*	Workday Inc. Class A	2,363,860	566,404
*	Crowdstrike Holdings Inc. Class A	2,624,948	556,016
*	Palo Alto Networks Inc.	1,323,747	470,446
*	Trade Desk Inc. Class A	584,492	468,178
	Marvell Technology Group Ltd.	9,308,943	442,547
*	Okta Inc.	1,683,997	428,173
*	RingCentral Inc. Class A	1,053,658	399,305
*	Splunk Inc.	2,008,989	341,307
*	Coupa Software Inc.	956,213	324,070
*	Enphase Energy Inc.	1,756,321	308,182
*	Slack Technologies Inc. Class A	6,834,595	288,693
*	EPAM Systems Inc.	776,370	278,212
*	Datadog Inc. Class A	2,692,093	265,010
*	MongoDB Inc.	702,812	252,338
*	Dell Technologies Inc. Class C	3,255,212	238,574
*	HubSpot Inc.	599,033	237,481
*	Trimble Inc.	3,477,135	232,168
*	Zendesk Inc.	1,621,429	232,059
*	SolarEdge Technologies Inc.	712,921	227,507
	SS&C Technologies Holdings Inc.	3,091,659	224,918
	Monolithic Power Systems Inc.	586,405	214,759
*	Fair Isaac Corp.	404,986	206,964
*	Zscaler Inc.	1,025,368	204,776
	Cognex Corp.	2,425,270	194,713
*	Avalara Inc.	1,174,661	193,690
*	GoDaddy Inc. Class A	2,333,144	193,534
*	Black Knight Inc.	2,183,176	192,884
*	Ceridian HCM Holding Inc.	1,808,999	192,767
*	ON Semiconductor Corp.	5,712,250	186,962
*	Cloudflare Inc. Class A	2,442,228	185,585
	Entegris Inc.	1,870,956	179,799
*	PTC Inc.	1,459,272	174,544
*	Nuance Communications Inc.	3,930,167	173,281
	Booz Allen Hamilton Holding Corp. Class A	1,918,518	167,256
*	Cree Inc.	1,532,813	162,325
*	Five9 Inc.	913,661	159,342
*,1	VMware Inc. Class A	1,134,660	159,147
*	Guidewire Software Inc.	1,165,081	149,981
*	Anaplan Inc.	1,973,883	141,823
43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Universal Display Corp.	595,003	136,732
*,1	Snowflake Inc. Class A	450,557	126,787
*	WEX Inc.	613,203	124,805
*	Elastic NV	843,767	123,300
*	Aspen Technology Inc.	943,873	122,939
*,1	Palantir Technologies Inc. Class A	5,127,081	120,743
*	First Solar Inc.	1,175,269	116,258
*	Inphi Corp.	721,759	115,821
	MKS Instruments Inc.	764,729	115,053
*	Ciena Corp.	2,143,224	113,269
*	Bill.com Holdings Inc.	821,573	112,145
*	Dynatrace Inc.	2,536,794	109,767
*	Proofpoint Inc.	802,505	109,470
*	Smartsheet Inc. Class A	1,575,571	109,171
*	II-VI Inc.	1,431,494	108,736
*	RealPage Inc.	1,237,930	107,997
*	Paylocity Holding Corp.	520,315	107,138
*	Euronet Worldwide Inc.	727,029	105,361
*	Arrow Electronics Inc.	1,055,529	102,703
*,1	Fastly Inc. Class A	1,169,230	102,156
	Genpact Ltd.	2,450,616	101,357
*	Lumentum Holdings Inc.	1,045,036	99,069
*	Blackline Inc.	700,748	93,466
*	Manhattan Associates Inc.	884,167	92,997
*	Alteryx Inc. Class A	751,543	91,530
*	Dropbox Inc. Class A	4,078,448	90,501
*	Q2 Holdings Inc.	699,650	88,527
	CDK Global Inc.	1,698,072	88,011
*	CACI International Inc. Class A	351,113	87,543
	Dolby Laboratories Inc. Class A	892,598	86,698
	Littelfuse Inc.	339,026	86,336
*	Lattice Semiconductor Corp.	1,883,459	86,300
*,1	Appian Corp. Class A	526,133	85,281
*	Nutanix Inc. Class A	2,643,404	84,245
	National Instruments Corp.	1,827,949	80,320
	Jabil Inc.	1,870,938	79,571
*	Silicon Laboratories Inc.	612,601	78,009
	Science Applications International Corp.	809,396	76,601
*	Pure Storage Inc. Class A	3,336,320	75,434
	Pegasystems Inc.	546,789	72,865
*	FireEye Inc.	3,158,059	72,825
*	Everbridge Inc.	483,479	72,072
*	Varonis Systems Inc.	438,569	71,754
	Brooks Automation Inc.	1,014,738	68,850
	Power Integrations Inc.	832,695	68,164
*	LiveRamp Holdings Inc.	912,987	66,822
*	NCR Corp.	1,777,626	66,785
*	Sailpoint Technologies Holdings Inc.	1,252,566	66,687
*	Cirrus Logic Inc.	807,230	66,354
*	Rapid7 Inc.	723,795	65,257
*	Semtech Corp.	903,294	65,118
*	Alarm.com Holdings Inc.	614,642	63,585
	MAXIMUS Inc.	858,870	62,861
*	ACI Worldwide Inc.	1,612,063	61,952
*	Envestnet Inc.	749,274	61,658
*	Verint Systems Inc.	913,393	61,362
	CMC Materials Inc.	402,543	60,905
	KBR Inc.	1,958,190	60,567
*	Digital Turbine Inc.	1,040,815	58,869
*	J2 Global Inc.	598,125	58,431
*	Novanta Inc.	489,310	57,846
44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Qualys Inc.	463,772	56,520
*	Concentrix Corp.	569,959	56,255
	Sabre Corp.	4,433,326	53,289
*	LivePerson Inc.	855,642	53,247
*	Itron Inc.	554,887	53,214
*	SPS Commerce Inc.	484,091	52,567
*	Cerence Inc.	519,854	52,235
*	8x8 Inc.	1,488,303	51,302
*	Advanced Energy Industries Inc.	525,399	50,948
*	Coherent Inc.	337,744	50,668
*	Workiva Inc. Class A	546,169	50,040
	Alliance Data Systems Corp.	658,795	48,817
	Avnet Inc.	1,378,460	48,398
*	Tenable Holdings Inc.	913,866	47,759
*	New Relic Inc.	725,172	47,426
*	Viavi Solutions Inc.	3,134,705	46,942
*	Synaptics Inc.	486,119	46,862
	SYNNEX Corp.	572,867	46,654
*	Mimecast Ltd.	817,701	46,478
	Perspecta Inc.	1,897,633	45,695
*	FormFactor Inc.	1,058,532	45,538
*	Ambarella Inc.	484,547	44,491
*	SVMK Inc.	1,679,454	42,910
*	Appfolio Inc. Class A	233,039	41,956
*	Cloudera Inc.	3,006,796	41,825
*	Diodes Inc.	581,038	40,963
*	Rogers Corp.	258,316	40,114
*	2U Inc.	996,904	39,886
*	ExlService Holdings Inc.	467,970	39,838
*	Acacia Communications Inc.	545,323	39,787
*	Fabrinet	510,782	39,632
	Blackbaud Inc.	686,234	39,500
*	MicroStrategy Inc. Class A	100,087	38,889
	Vishay Intertechnology Inc.	1,855,110	38,419
	Badger Meter Inc.	405,105	38,104
*	Medallia Inc.	1,126,806	37,433
*	Insight Enterprises Inc.	485,827	36,967
*	Cornerstone OnDemand Inc.	839,291	36,962
*	CommScope Holding Co. Inc.	2,755,226	36,920
*	CommVault Systems Inc.	650,999	36,046
*	Shift4 Payments Inc. Class A	473,140	35,675
*	Box Inc. Class A	1,975,477	35,657
*	MaxLinear Inc.	923,815	35,281
*	Altair Engineering Inc. Class A	604,117	35,148
*	MACOM Technology Solutions Holdings Inc.	628,017	34,566
*	Teradata Corp.	1,520,405	34,164
	ManTech International Corp. Class A	375,134	33,364
*	PagerDuty Inc.	799,679	33,347
	EVERTEC Inc.	819,954	32,241
*	Onto Innovation Inc.	669,072	31,814
*	Plexus Corp.	396,419	31,004
	Xperi Holding Corp.	1,449,971	30,304
	Ubiquiti Inc.	104,947	29,229
*	ViaSat Inc.	889,723	29,049
*	Pluralsight Inc. Class A	1,384,156	29,012
*	Bottomline Technologies DE Inc.	541,497	28,559
*	Sanmina Corp.	895,305	28,551
*	Infinera Corp.	2,722,868	28,536
*	NetScout Systems Inc.	1,035,071	28,382
	Progress Software Corp.	625,350	28,260
*,1	SunPower Corp.	1,101,902	28,253
45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Rambus Inc.	1,579,915	27,585
*	PROS Holdings Inc.	539,789	27,405
	Kulicke & Soffa Industries Inc.	853,351	27,145
	Belden Inc.	632,718	26,511
*	Repay Holdings Corp. Class A	968,974	26,405
	InterDigital Inc.	430,001	26,092
*	Verra Mobility Corp. Class A	1,865,601	25,036
	NIC Inc.	933,664	24,117
*	Knowles Corp.	1,297,379	23,911
*	Domo Inc. Class B	361,128	23,029
	Cohu Inc.	597,121	22,798
*	Calix Inc.	764,344	22,747
	Amkor Technology Inc.	1,468,326	22,142
*	Fitbit Inc. Class A	3,218,734	21,887
*	Perficient Inc.	458,204	21,833
*	OSI Systems Inc.	231,178	21,550
*,1	Riot Blockchain Inc.	1,252,923	21,287
*	Sykes Enterprises Inc.	558,644	21,044
	CSG Systems International Inc.	458,575	20,668
*	Yext Inc.	1,311,747	20,621
	Methode Electronics Inc.	533,950	20,440
*	Virtusa Corp.	394,787	20,185
*,1	fuboTV Inc.	716,291	20,056
*	Avaya Holdings Corp.	1,035,437	19,829
*	Super Micro Computer Inc.	610,939	19,342
*	Zuora Inc. Class A	1,367,523	19,050
*	TTM Technologies Inc.	1,371,105	18,914
	Switch Inc. Class A	1,148,166	18,795
	TTEC Holdings Inc.	251,359	18,332
*	Ultra Clean Holdings Inc.	584,232	18,199
*,1	3D Systems Corp.	1,695,378	17,768
*	PAR Technology Corp.	281,373	17,667
*	Sprout Social Inc. Class A	386,608	17,556
*	Evo Payments Inc. Class A	649,756	17,550
*	Cardtronics plc Class A	492,968	17,402
*	FARO Technologies Inc.	245,224	17,320
*	Unisys Corp.	864,330	17,010
*	NETGEAR Inc.	407,901	16,573
*	ePlus Inc.	185,428	16,308
	MTS Systems Corp.	274,477	15,964
*	Upland Software Inc.	343,240	15,751
*	nLight Inc.	478,533	15,624
*	Model N Inc.	430,128	15,347
*	SolarWinds Corp.	1,002,445	14,987
	CTS Corp.	435,306	14,944
*	EchoStar Corp. Class A	701,671	14,868
*	SiTime Corp.	128,567	14,391
	Benchmark Electronics Inc.	526,804	14,229
*	Ping Identity Holding Corp.	496,660	14,224
	Plantronics Inc.	519,288	14,036
*	CEVA Inc.	307,426	13,988
*,1	Velodyne Lidar Inc.	612,650	13,981
*,1	Duck Creek Technologies Inc.	322,429	13,961
*	Axcelis Technologies Inc.	477,177	13,895
*,1	Inseego Corp.	877,873	13,581
*	Impinj Inc.	318,706	13,344
	Ebix Inc.	330,594	12,553
*	Veeco Instruments Inc.	713,581	12,388
*	Extreme Networks Inc.	1,779,848	12,263
*	Vertex Inc. Class A	348,758	12,154
*	Diebold Nixdorf Inc.	1,095,674	11,680
46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Veritone Inc.	409,007	11,636
*	Jamf Holding Corp.	388,477	11,623
*,1	MicroVision Inc.	2,158,415	11,612
*	Conduent Inc.	2,381,456	11,431
*	ACM Research Inc. Class A	137,723	11,190
*	Agilysys Inc.	291,356	11,182
	QAD Inc. Class A	176,051	11,123
*	Mitek Systems Inc.	606,142	10,777
*	Brightcove Inc.	585,217	10,768
*	Photronics Inc.	939,369	10,483
	ADTRAN Inc.	699,268	10,328
*	Ribbon Communications Inc.	1,551,358	10,177
*	Paya Holdings Inc. Class A	748,394	10,163
*,1	BigCommerce Holdings Inc.	158,346	10,158
*	OneSpan Inc.	487,256	10,076
*,1	Cleanspark Inc.	343,076	9,966
*	Ichor Holdings Ltd.	329,215	9,924
*	ScanSource Inc.	371,909	9,811
*	Tucows Inc. Class A	132,495	9,790
*	Harmonic Inc.	1,305,818	9,650
*	PDF Solutions Inc.	437,821	9,457
*	I3 Verticals Inc. Class A	271,796	9,024
*	Avid Technology Inc.	565,102	8,968
*	Allegro MicroSystems Inc.	336,364	8,967
*,1	Rackspace Technology Inc.	467,173	8,904
*	Endurance International Group Holdings Inc.	927,033	8,760
*	Arlo Technologies Inc.	1,114,800	8,684
*	A10 Networks Inc.	878,615	8,663
*	Digimarc Corp.	182,097	8,602
*	Datto Holding Corp.	317,722	8,578
	McAfee Corp. Class A	495,909	8,277
*	Digi International Inc.	433,476	8,193
	American Software Inc. Class A	456,346	7,835
	Comtech Telecommunications Corp.	373,432	7,726
*,1	Marathon Patent Group Inc.	734,863	7,672
*	PC Connection Inc.	160,870	7,608
*	SMART Global Holdings Inc.	200,320	7,538
*,1	Corsair Gaming Inc.	199,925	7,241
	Cass Information Systems Inc.	181,396	7,058
*	Zix Corp.	817,228	7,053
*	Limelight Networks Inc.	1,754,320	7,000
*,1	Eastman Kodak Co.	858,725	6,990
*	Alpha & Omega Semiconductor Ltd.	291,796	6,898
*	ChannelAdvisor Corp.	416,521	6,656
*,1	Sumo Logic Inc.	230,970	6,601
*	Benefitfocus Inc.	432,860	6,268
*	NeoPhotonics Corp.	686,129	6,237
	Hackett Group Inc.	415,289	5,976
*	International Money Express Inc.	381,463	5,920
*	Kimball Electronics Inc.	369,653	5,911
*,1	Akoustis Technologies Inc.	461,177	5,640
*	DSP Group Inc.	335,647	5,568
*	Vishay Precision Group Inc.	169,868	5,347
*	AXT Inc.	530,829	5,080
*	MoneyGram International Inc.	929,111	5,078
*	CalAmp Corp.	493,651	4,897
*	Asana Inc. Class A	164,854	4,871
*	Napco Security Technologies Inc.	177,192	4,646
	NVE Corp.	78,854	4,430
[1]	VirnetX Holding Corp.	866,604	4,368
*	ShotSpotter Inc.	112,917	4,257
47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Grid Dynamics Holdings Inc.	337,700	4,255
*,1	Atomera Inc.	251,820	4,052
*	Powerfleet Inc.	538,599	4,002
*	Genasys Inc.	542,457	3,537
*	Clearfield Inc.	142,139	3,514
*	eGain Corp.	294,115	3,474
*	Luna Innovations Inc.	346,576	3,424
*	Intelligent Systems Corp.	83,556	3,351
*	Iteris Inc.	551,932	3,118
*	GreenSky Inc. Class A	663,091	3,070
*	Quantum Corp.	494,728	3,028
*	GTY Technology Holdings Inc.	535,668	2,775
	Daktronics Inc.	578,920	2,709
*	Casa Systems Inc.	431,013	2,659
*	Telenav Inc.	556,012	2,613
*	PRGX Global Inc.	334,052	2,549
*	Kopin Corp.	1,027,571	2,497
*	CyberOptics Corp.	109,868	2,493
*	Synchronoss Technologies Inc.	520,522	2,446
*	Applied Optoelectronics Inc.	285,805	2,432
*	Immersion Corp.	208,556	2,355
*	Smith Micro Software Inc.	429,601	2,328
*	KVH Industries Inc.	203,900	2,314
*	EMCORE Corp.	423,781	2,310
	Bel Fuse Inc. Class B	153,335	2,305
*	SharpSpring Inc.	137,815	2,244
*	Airgain Inc.	117,686	2,092
*,1	MICT Inc.	992,491	2,064
*	SecureWorks Corp. Class A	144,912	2,061
*	ServiceSource International Inc.	1,163,829	2,048
*	Intellicheck Inc.	179,477	2,047
*	Intevac Inc.	282,964	2,040
*	DZS Inc.	130,455	2,018
*	Paysign Inc.	413,667	1,919
*	PCTEL Inc.	276,829	1,819
*	Aviat Networks Inc.	51,736	1,767
*	GSI Technology Inc.	220,551	1,632
*,1	Resonant Inc.	600,388	1,591
*	AudioEye Inc.	61,095	1,578
*,1	GTT Communications Inc.	438,331	1,565
*,1	Wrap Technologies Inc.	321,498	1,553
*,1	Unity Software Inc.	10,095	1,549
*	Cambium Networks Corp.	61,165	1,534
*	Telos Corp.	44,114	1,455
*	Pixelworks Inc.	489,594	1,381
*	PFSweb Inc.	204,650	1,377
*	Information Services Group Inc.	416,590	1,366
*	Innodata Inc.	250,216	1,326
*	Identiv Inc.	154,044	1,309
*	Asure Software Inc.	182,092	1,293
*	IEC Electronics Corp.	94,800	1,285
*	eMagin Corp.	772,311	1,274
*	Intrusion Inc.	70,979	1,251
*	StarTek Inc.	161,812	1,217
*,1	ClearSign Technologies Corp.	389,614	1,142
*	LightPath Technologies Inc. Class A	290,506	1,139
*	Key Tronic Corp.	153,764	1,061
*	Amtech Systems Inc.	166,221	1,060
*	WidePoint Corp.	104,842	1,060
*,1	Digital Ally Inc.	448,736	1,050
*,1	NXT-ID Inc.	643,683	1,030
48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Boxlight Corp. Class A	665,240	1,018
*,1	Net Element Inc.	72,997	1,018
*,1	Phunware Inc.	794,118	1,001
*	Frequency Electronics Inc.	90,022	973
*	Computer Task Group Inc.	154,714	947
*	Rimini Street Inc.	213,747	947
	BM Technologies Inc.	66,938	940
*	Lantronix Inc.	209,543	930
*	Park City Group Inc.	194,170	930
	AstroNova Inc.	81,755	871
*	TransAct Technologies Inc.	118,987	845
*	Research Frontiers Inc.	297,216	835
*	LGL Group Inc.	63,393	795
*	Qumu Corp.	97,402	778
*	Everspin Technologies Inc.	161,998	745
*	Aware Inc.	183,320	642
*,1	Exela Technologies Inc.	1,537,723	639
*	C3.ai Inc. Class A	4,438	616
*	SeaChange International Inc.	436,330	611
*	908 Devices Inc.	10,602	604
*	Issuer Direct Corp.	34,425	603
	Richardson Electronics Ltd.	116,609	549
*	Data I/O Corp.	131,998	544
*	Verb Technology Co. Inc.	321,839	531
	TESSCO Technologies Inc.	83,660	522
*	Aehr Test Systems	200,659	508
*	Synacor Inc.	363,282	494
*	inTEST Corp.	75,524	490
*	NetSol Technologies Inc.	126,277	480
*	RealNetworks Inc.	302,891	473
	CSP Inc.	59,591	461
	Bentley Systems Inc. Class B	10,825	439
*	Steel Connect Inc.	529,960	417
*	Wireless Telecom Group Inc.	233,098	413
	RF Industries Ltd.	83,949	412
*,1	Inpixon	398,654	407
*,1	QuickLogic Corp.	104,999	398
	Communications Systems Inc.	84,005	384
*	PubMatic Inc. Class A	13,352	373
*,1	Inuvo Inc.	810,408	367
	Wayside Technology Group Inc.	18,491	353
*,1	Neonode Inc.	51,522	348
	Network-1 Technologies Inc.	93,241	344
*	Usio Inc.	126,571	338
*,1	Applied DNA Sciences Inc.	63,913	326
*	Marin Software Inc.	159,630	322
*	Support.com Inc.	145,787	321
*,1	Coda Octopus Group Inc.	45,539	286
*	BSQUARE Corp.	186,526	284
*	Optical Cable Corp.	101,490	272
*,1	Bio-key International Inc.	74,536	262
*	ClearOne Inc.	114,463	260
*,1	Vislink Technologies Inc.	189,934	251
*	CVD Equipment Corp.	68,981	250
*	GSE Systems Inc.	180,096	238
*,1	Oblong Inc.	44,859	231
*	CPS Technologies Corp.	79,792	222
*	SMTC Corp.	43,356	215
*	One Stop Systems Inc.	51,251	205
*	Image Sensing Systems Inc.	44,750	202
*	Evolving Systems Inc.	93,207	184
49

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Kaspien Holdings Inc.	12,368	181
*,1	Technical Communications Corp.	33,618	161
*	TSR Inc.	23,470	160
*,1	Cemtrex Inc.	116,785	158
*	nCino Inc.	1,969	143
*	Schmitt Industries Inc.	25,576	137
	BK Technologies Corp.	40,918	124
	Bel Fuse Inc. Class A	8,959	120
*	Socket Mobile Inc.	44,956	107
*	Priority Technology Holdings Inc.	13,455	95
*,1	Summit Wireless Technologies Inc.	26,526	94
*	ADDvantage Technologies Group Inc.	30,963	93
*	SigmaTron International Inc.	16,060	75
*	ALJ Regional Holdings Inc.	64,383	71
*	Universal Security Instruments Inc.	14,000	70
*	Crexendo Inc.	9,700	67
*	Nortech Systems Inc.	9,269	66
*	Enveric Biosciences Inc.	12,183	52
*	Sonim Technologies Inc.	59,459	43
*	MoSys Inc.	16,254	40
*	LGL Group Inc. Warrants Exp. 12/16/2025	63,393	39
*,1	Blonder Tongue Laboratories Inc.	16,400	22
*	Trio-Tech International	4,900	19
	Taitron Components Inc. Class A	2,300	7
*	Rubicon Technology Inc.	361	3
*	Bridgeline Digital Inc.	100	—
			23,730,029
Materials (3.45%)
*	Crown Holdings Inc.	1,867,559	187,129
	RPM International Inc.	1,810,303	164,339
	AptarGroup Inc.	908,958	124,427
	Scotts Miracle-Gro Co.	564,793	112,473
	Reliance Steel & Aluminum Co.	893,527	107,000
*	Berry Global Group Inc.	1,854,032	104,178
	Steel Dynamics Inc.	2,766,650	102,006
	Royal Gold Inc.	912,177	97,019
*	Axalta Coating Systems Ltd.	2,920,398	83,377
	Sonoco Products Co.	1,403,420	83,153
	Cleveland-Cliffs Inc.	5,493,278	79,982
	Huntsman Corp.	2,741,504	68,921
	Graphic Packaging Holding Co.	3,745,361	63,446
	Ashland Global Holdings Inc.	754,056	59,721
	Valvoline Inc.	2,580,134	59,704
	Eagle Materials Inc.	580,849	58,869
	Chemours Co.	2,279,608	56,511
*	Alcoa Corp.	2,431,632	56,049
	Louisiana-Pacific Corp.	1,506,946	56,013
	Element Solutions Inc.	3,020,254	53,549
	Balchem Corp.	453,335	52,233
	United States Steel Corp.	3,025,395	50,736
	Avient Corp.	1,254,925	50,548
	Olin Corp.	1,964,532	48,249
	Hecla Mining Co.	7,308,775	47,361
	W R Grace & Co.	853,649	46,797
	Quaker Chemical Corp.	181,457	45,979
*	Ingevity Corp.	567,146	42,950
	Sensient Technologies Corp.	581,014	42,861
	NewMarket Corp.	102,699	40,904
	Silgan Holdings Inc.	1,099,262	40,761
*	Arconic Corp.	1,337,120	39,846
50

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Westlake Chemical Corp.	475,874	38,831
*	Livent Corp.	2,010,267	37,873
	HB Fuller Co.	708,813	36,773
	Stepan Co.	294,310	35,117
*	Coeur Mining Inc.	3,372,182	34,902
	Cabot Corp.	771,654	34,632
	Commercial Metals Co.	1,656,375	34,022
*	Summit Materials Inc. Class A	1,572,033	31,566
	Innospec Inc.	339,798	30,830
*	Allegheny Technologies Inc.	1,736,839	29,127
	Minerals Technologies Inc.	468,446	29,100
	Compass Minerals International Inc.	469,939	29,005
	Trinseo SA	533,570	27,324
	Boise Cascade Co.	545,178	26,060
	O-I Glass Inc.	2,157,206	25,671
	Worthington Industries Inc.	493,206	25,321
	Domtar Corp.	754,738	23,887
	Kaiser Aluminum Corp.	225,365	22,289
	Greif Inc. Class A	449,159	21,057
	Carpenter Technology Corp.	684,196	19,924
	Materion Corp.	281,950	17,966
	Tronox Holdings plc Class A	1,224,808	17,907
	Schweitzer-Mauduit International Inc.	430,030	17,292
*	Ferro Corp.	1,124,930	16,458
*	GCP Applied Technologies Inc.	674,946	15,962
	Warrior Met Coal Inc.	699,192	14,907
	Orion Engineered Carbons SA	811,541	13,910
	Neenah Inc.	242,036	13,389
*,1	Amyris Inc.	2,115,808	13,065
*	Kraton Corp.	442,675	12,302
	Schnitzer Steel Industries Inc. Class A	372,480	11,886
	Chase Corp.	104,335	10,539
*	Pactiv Evergreen Inc.	545,036	9,887
	Glatfelter Corp.	603,531	9,886
	Myers Industries Inc.	464,442	9,651
*	Koppers Holdings Inc.	297,771	9,279
*	US Concrete Inc.	228,806	9,145
*	Clearwater Paper Corp.	235,360	8,885
	PQ Group Holdings Inc.	565,140	8,059
*	Century Aluminum Co.	723,997	7,986
*	AdvanSix Inc.	398,991	7,976
	Hawkins Inc.	140,842	7,367
*	Resolute Forest Products Inc.	1,041,888	6,814
*	Ranpak Holdings Corp. Class A	504,288	6,778
	Tredegar Corp.	383,376	6,402
	Verso Corp. Class A	525,865	6,321
	American Vanguard Corp.	379,704	5,893
	Mercer International Inc.	564,623	5,787
*	Rayonier Advanced Materials Inc.	848,457	5,532
	SunCoke Energy Inc.	1,213,677	5,280
	FutureFuel Corp.	394,467	5,010
*	UFP Technologies Inc.	107,505	5,010
	Kronos Worldwide Inc.	330,135	4,922
*	Gatos Silver Inc.	341,225	4,446
	Haynes International Inc.	184,640	4,402
*	Forterra Inc.	254,676	4,379
*,1	Hycroft Mining Holding Corp.	524,215	4,115
*	Ryerson Holding Corp.	243,758	3,325
*	Intrepid Potash Inc.	136,522	3,297
	United States Lime & Minerals Inc.	27,879	3,178
*,1	McEwen Mining Inc.	3,055,369	3,010
51

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Gold Resource Corp.	1,009,011	2,936
*	Contura Energy Inc.	257,239	2,925
*	TimkenSteel Corp.	558,490	2,608
*	Venator Materials plc	730,367	2,418
*,1	Loop Industries Inc.	261,273	2,169
	Tecnoglass Inc.	274,478	1,897
	Olympic Steel Inc.	138,199	1,842
*	Trecora Resources	261,514	1,828
*	Flotek Industries Inc.	790,221	1,667
	Advanced Emissions Solutions Inc.	254,307	1,399
*	Core Molding Technologies Inc.	98,285	1,384
*	Marrone Bio Innovations Inc.	967,209	1,209
*	LSB Industries Inc.	291,929	990
*	AgroFresh Solutions Inc.	396,351	900
	Northern Technologies International Corp.	84,376	891
*	Ampco-Pittsburgh Corp.	158,375	868
*	Universal Stainless & Alloy Products Inc.	114,415	856
*	Synalloy Corp.	106,210	828
*,1	Golden Minerals Co.	712,734	542
	Friedman Industries Inc.	71,623	491
*	Ramaco Resources Inc.	91,534	264
*	US Gold Corp.	13,279	220
*	United States Antimony Corp.	363,624	190
*	Paramount Gold Nevada Corp.	131,789	154
*	Solitario Zinc Corp.	259,910	146
*	Comstock Mining Inc.	57,202	60
*	Ikonics Corp.	926	9
*,2	Partners LP CVR	40,838	8
			3,309,706
Other (0.00%)[4]
*,2	Fortitude Gold Corp.	288,289	303
*,2	Spirit MTA REIT	653,668	175
*,2	Media General Inc. CVR	1,202,098	47
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,2	Contra Costa County Board of Education CVR	44,870	3
*,1,2	Biosante Pharmaceutical Inc. CVR	44,795	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
			545
Real Estate (6.46%)
	Invitation Homes Inc.	7,769,817	230,764
	Sun Communities Inc.	1,494,196	227,043
	VICI Properties Inc.	7,469,353	190,468
	WP Carey Inc.	2,438,236	172,091
	Medical Properties Trust Inc.	7,444,656	162,219
	Equity LifeStyle Properties Inc.	2,359,078	149,471
	Camden Property Trust	1,353,514	135,243
	Gaming & Leisure Properties Inc.	2,990,706	126,806
	CyrusOne Inc.	1,676,029	122,601
	VEREIT Inc.	3,027,708	114,417
	Omega Healthcare Investors Inc.	3,149,953	114,406
	American Homes 4 Rent Class A	3,745,225	112,357
	STORE Capital Corp.	3,278,939	111,418
	Americold Realty Trust	2,860,901	106,797
*	Jones Lang LaSalle Inc.	712,708	105,744
	Lamar Advertising Co. Class A	1,202,767	100,094
	National Retail Properties Inc.	2,407,105	98,499
*	Redfin Corp.	1,423,222	97,676
	CubeSmart	2,724,083	91,556
	Rexford Industrial Realty Inc.	1,813,903	89,081
52

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Healthcare Trust of America Inc. Class A	3,043,927	83,830
	Kilroy Realty Corp.	1,454,537	83,490
	American Campus Communities Inc.	1,907,159	81,569
	Life Storage Inc.	678,017	80,948
*	Apartment Income REIT Corp.	2,062,403	79,217
	First Industrial Realty Trust Inc.	1,809,507	76,235
	EastGroup Properties Inc.	548,434	75,717
	CoreSite Realty Corp.	594,022	74,419
	Cousins Properties Inc.	2,058,208	68,950
	Brixmor Property Group Inc.	4,102,836	67,902
	Douglas Emmett Inc.	2,284,980	66,676
	STAG Industrial Inc.	2,077,102	65,055
	Spirit Realty Capital Inc.	1,579,608	63,453
	Highwoods Properties Inc.	1,431,969	56,749
	Innovative Industrial Properties Inc.	308,438	56,484
	Rayonier Inc.	1,901,085	55,854
	Park Hotels & Resorts Inc.	3,256,251	55,845
	Healthcare Realty Trust Inc.	1,886,107	55,829
	Terreno Realty Corp.	950,701	55,625
	QTS Realty Trust Inc. Class A	892,788	55,246
	Ryman Hospitality Properties Inc.	756,983	51,293
	Agree Realty Corp.	769,846	51,256
	Physicians Realty Trust	2,872,711	51,134
	Hudson Pacific Properties Inc.	2,109,325	50,666
*	Howard Hughes Corp.	630,433	49,760
	Sabra Health Care REIT Inc.	2,831,344	49,180
	JBG SMITH Properties	1,549,761	48,461
	Equity Commonwealth	1,729,476	47,180
	PotlatchDeltic Corp.	922,515	46,144
	National Health Investors Inc.	615,941	42,605
	Lexington Realty Trust	3,827,486	40,648
	Corporate Office Properties Trust	1,548,736	40,391
	Outfront Media Inc.	2,003,024	39,179
	Uniti Group Inc.	3,238,446	37,987
	PS Business Parks Inc.	278,040	36,943
	Apple Hospitality REIT Inc.	2,859,115	36,911
	Weingarten Realty Investors	1,667,107	36,126
	Sunstone Hotel Investors Inc.	2,995,185	33,935
	Pebblebrook Hotel Trust	1,799,321	33,827
	EPR Properties	1,029,030	33,443
	RLJ Lodging Trust	2,270,418	32,126
	Colony Capital Inc.	6,606,356	31,777
	Essential Properties Realty Trust Inc.	1,480,924	31,396
	National Storage Affiliates Trust	858,620	30,936
	Kennedy-Wilson Holdings Inc.	1,721,573	30,799
	Four Corners Property Trust Inc.	1,032,673	30,743
	CareTrust REIT Inc.	1,332,399	29,553
	Brandywine Realty Trust	2,362,271	28,135
	Piedmont Office Realty Trust Inc. Class A	1,722,857	27,962
	Service Properties Trust	2,268,490	26,065
	Easterly Government Properties Inc.	1,132,086	25,642
	Retail Properties of America Inc. Class A	2,955,206	25,297
	Washington REIT	1,134,564	24,541
*	eXp World Holdings Inc.	381,788	24,098
	Monmouth Real Estate Investment Corp.	1,372,925	23,779
	Xenia Hotels & Resorts Inc.	1,544,011	23,469
*	DiamondRock Hospitality Co.	2,714,581	22,395
	Columbia Property Trust Inc.	1,560,764	22,381
*	Cushman & Wakefield plc	1,486,306	22,042
	Paramount Group Inc.	2,385,390	21,564
	Retail Opportunity Investments Corp.	1,605,484	21,497
53

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Global Net Lease Inc.	1,233,774	21,147
	Industrial Logistics Properties Trust	907,224	21,129
	LTC Properties Inc.	538,037	20,935
*	Realogy Holdings Corp.	1,587,077	20,822
	American Assets Trust Inc.	716,032	20,679
	SITE Centers Corp.	2,038,507	20,630
	Urban Edge Properties	1,476,346	19,104
	St. Joe Co.	437,756	18,583
	Empire State Realty Trust Inc. Class A	1,881,789	17,538
	Independence Realty Trust Inc.	1,305,847	17,538
	Acadia Realty Trust	1,232,349	17,487
	Alexander & Baldwin Inc.	987,878	16,972
	Kite Realty Group Trust	1,124,697	16,825
	Newmark Group Inc. Class A	2,277,926	16,606
[1]	Macerich Co.	1,507,682	16,087
	iStar Inc.	1,022,474	15,184
	Mack-Cali Realty Corp.	1,205,465	15,020
	Office Properties Income Trust	658,879	14,970
[1]	GEO Group Inc.	1,663,248	14,736
	Community Healthcare Trust Inc.	308,616	14,539
	Safehold Inc.	193,244	14,008
	Getty Realty Corp.	500,726	13,790
	Summit Hotel Properties Inc.	1,508,973	13,596
	Diversified Healthcare Trust	3,242,229	13,358
[1]	Tanger Factory Outlet Centers Inc.	1,325,200	13,199
	Centerspace	184,715	13,048
	NexPoint Residential Trust Inc.	306,375	12,963
*	Marcus & Millichap Inc.	346,760	12,910
	American Finance Trust Inc.	1,596,454	11,862
	Front Yard Residential Corp.	696,828	11,289
	Universal Health Realty Income Trust	171,620	11,030
	Apartment Investment & Management Co. Class A	2,056,435	10,858
	CoreCivic Inc.	1,602,118	10,494
	Broadstone Net Lease Inc. Class A	528,810	10,354
	RPT Realty	1,192,457	10,315
	RE/MAX Holdings Inc. Class A	263,799	9,584
	Armada Hoffler Properties Inc.	805,162	9,034
	RMR Group Inc. Class A	230,684	8,909
	Alexander's Inc.	31,945	8,860
	Gladstone Commercial Corp.	474,106	8,534
	Global Medical REIT Inc.	630,738	8,237
	UMH Properties Inc.	522,712	7,741
	Chatham Lodging Trust	714,419	7,716
*,1	Seritage Growth Properties Class A	510,340	7,492
	City Office REIT Inc.	684,626	6,689
	Urstadt Biddle Properties Inc. Class A	448,410	6,336
	Saul Centers Inc.	198,600	6,292
	New Senior Investment Group Inc.	1,165,850	6,039
	CatchMark Timber Trust Inc. Class A	632,646	5,922
	Plymouth Industrial REIT Inc.	378,364	5,675
	Preferred Apartment Communities Inc. Class A	760,167	5,625
	Franklin Street Properties Corp.	1,256,578	5,491
	One Liberty Properties Inc.	261,523	5,249
*	Forestar Group Inc.	252,501	5,095
	NETSTREIT Corp.	242,892	4,734
*	Tejon Ranch Co.	326,819	4,723
	Gladstone Land Corp.	317,549	4,649
*	FRP Holdings Inc.	97,165	4,426
	Bluerock Residential Growth REIT Inc. Class A	340,350	4,312
	Whitestone REIT	519,629	4,141
	Hersha Hospitality Trust Class A	512,156	4,041
54

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	CorePoint Lodging Inc.	574,074	3,950
	Farmland Partners Inc.	433,932	3,775
	CTO Realty Growth Inc.	86,828	3,661
*	Rafael Holdings Inc. Class B	147,513	3,440
	Retail Value Inc.	228,401	3,396
	Postal Realty Trust Inc. Class A	156,202	2,637
*	Indus Realty Trust Inc.	40,181	2,511
*,1	Ashford Hospitality Trust Inc.	910,366	2,358
	BRT Apartments Corp.	146,907	2,233
*	Stratus Properties Inc.	87,388	2,228
*	Braemar Hotels & Resorts Inc.	425,452	1,961
[1]	Washington Prime Group Inc.	293,424	1,910
	Cedar Realty Trust Inc.	175,866	1,782
*	Altisource Portfolio Solutions SA	136,542	1,759
*	Fathom Holdings Inc.	42,593	1,535
	Alpine Income Property Trust Inc.	92,900	1,393
	Clipper Realty Inc.	196,786	1,387
	CorEnergy Infrastructure Trust Inc.	187,282	1,283
*	Maui Land & Pineapple Co. Inc.	87,932	1,014
	CIM Commercial Trust Corp.	39,587	564
*	Transcontinental Realty Investors Inc.	22,564	544
	Sotherly Hotels Inc.	166,788	417
*,1	Wheeler REIT Inc.	136,025	377
*	Trinity Place Holdings Inc.	293,641	367
	Global Self Storage Inc.	71,316	286
*	Condor Hospitality Trust Inc.	70,224	277
*,1	InterGroup Corp.	6,800	207
*	JW Mays Inc.	4,600	102
*	American Realty Investors Inc.	6,484	71
*	Altisource Asset Management Corp.	2,628	62
*	Power REIT	1,219	33
*	HMG/Courtland Properties Inc.	1,000	11
*	CKX Lands Inc.	1,000	9
	InnSuites Hospitality Trust	1,508	3
	Washington Prime Group Inc.	2	—
*	Power REIT Rights Exp. 12/31/2049	1,219	—
			6,183,804
Utilities (2.00%)
*	PG&E Corp.	20,708,441	258,027
	Essential Utilities Inc.	3,109,193	147,034
	Vistra Corp.	6,433,133	126,475
	UGI Corp.	2,890,638	101,057
	OGE Energy Corp.	2,776,519	88,460
	MDU Resources Group Inc.	2,774,266	73,074
	IDACORP Inc.	702,778	67,488
	ONE Gas Inc.	747,012	57,348
	Ormat Technologies Inc.	606,688	54,772
	Hawaiian Electric Industries Inc.	1,531,260	54,191
	Black Hills Corp.	863,648	53,071
	PNM Resources Inc.	1,092,595	53,024
	Portland General Electric Co.	1,232,796	52,727
	National Fuel Gas Co.	1,266,932	52,109
	Southwest Gas Holdings Inc.	792,400	48,138
	New Jersey Resources Corp.	1,314,972	46,747
	Spire Inc.	715,515	45,822
	ALLETE Inc.	716,655	44,390
	American States Water Co.	516,197	41,043
	NorthWestern Corp.	692,126	40,358
	Avista Corp.	967,514	38,836
	California Water Service Group	689,235	37,239
55

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
				Shares	Market Value ($000)
		Clearway Energy Inc. Class C		1,143,143	36,501
*		Sunnova Energy International Inc.		797,218	35,978
		Avangrid Inc.		785,988	35,723
		MGE Energy Inc.		504,699	35,344
		South Jersey Industries Inc.		1,386,716	29,884
		Chesapeake Utilities Corp.		245,196	26,533
		SJW Group		358,366	24,856
		Otter Tail Corp.		570,638	24,315
		Northwest Natural Holding Co.		426,188	19,600
		Middlesex Water Co.		241,517	17,503
		Clearway Energy Inc. Class A		338,666	10,008
		Unitil Corp.		224,919	9,957
		York Water Co.		192,372	8,965
*,1		Cadiz Inc.		493,820	5,259
		Artesian Resources Corp. Class A		130,692	4,846
*		Pure Cycle Corp.		412,955	4,637
		RGC Resources Inc.		89,040	2,117
		Genie Energy Ltd. Class B		286,048	2,062
		Global Water Resources Inc.		120,540	1,737
		Spark Energy Inc. Class A		165,482	1,584
					1,918,839
Total Common Stocks (Cost $63,387,070)					95,011,730
Preferred Stocks (0.00%)
[1]		FAT Brands Inc. Pfd., 8.250%, 3/4/21		7,940	135
		Air T Funding Pfd., 8.000%, 6/7/24		704	18
Total Preferred Stocks (Cost $143)					153
		Coupon
Temporary Cash Investments (2.30%)
Money Market Fund (2.27%)
[5,6]	Vanguard Market Liquidity Fund	0.111%		21,698,932	2,169,893
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.03%)
[7]	United States Treasury Bill	0.113%	3/23/21	6,530	6,529
[7]	United States Treasury Bill	0.081%	5/18/21	22,000	21,992
					28,521
Total Temporary Cash Investments (Cost $2,198,154)					2,198,414
Total Investments (101.48%) (Cost $65,585,367)					97,210,297
Other Assets and Liabilities—Net (-1.48%)					(1,414,403)
Net Assets (100%)					95,795,894
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,302,696,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $34,727,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,435,453,000 was received for securities on loan, of which $1,412,730,000 is held in Vanguard Market Liquidity Fund and $22,723,000 is held in cash.
56

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2020
7	Securities with a value of $28,521,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
57

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SNA980 022021

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.49%)
Basic Materials (1.94%)
	Linde plc	14,777,165	3,893,931
	Air Products and Chemicals Inc.	6,230,854	1,702,394
	Ecolab Inc.	7,239,170	1,566,267
	Newmont Corp.	22,651,246	1,356,583
	Dow Inc.	20,880,272	1,158,855
	Freeport-McMoRan Inc.	40,973,917	1,066,141
	Fastenal Co.	16,179,822	790,061
	LyondellBasell Industries NV Class A	7,052,116	646,397
	International Paper Co.	11,127,129	553,241
	Nucor Corp.	8,505,042	452,383
	Albemarle Corp.	3,010,971	444,178
	Celanese Corp. Class A	3,294,977	428,149
	FMC Corp.	3,662,057	420,880
	Eastman Chemical Co.	3,811,572	382,224
	Avery Dennison Corp.	2,348,958	364,347
[1]	International Flavors & Fragrances Inc.	2,812,744	306,139
	CF Industries Holdings Inc.	5,999,282	232,232
	Mosaic Co.	9,565,001	220,091
	Scotts Miracle-Gro Co.	1,100,065	219,067
	Reliance Steel & Aluminum Co.	1,801,597	215,741
	Steel Dynamics Inc.	5,671,437	209,106
	Royal Gold Inc.	1,852,851	197,069
[1]	Cleveland-Cliffs Inc.	11,313,914	164,731
	Timken Co.	1,900,176	146,998
	Huntsman Corp.	5,633,815	141,634
	Ashland Global Holdings Inc.	1,727,891	136,849
	Rexnord Corp.	3,223,966	127,314
	Valvoline Inc.	5,250,942	121,507
*	RBC Bearings Inc.	671,807	120,280
	Chemours Co.	4,657,320	115,455
	Hexcel Corp.	2,367,445	114,797
*	Alcoa Corp.	4,944,650	113,974
	Element Solutions Inc.	5,938,493	105,290
	Avient Corp.	2,575,072	103,724
	Balchem Corp.	898,735	103,552
	W R Grace & Co.	1,875,748	102,829
	Olin Corp.	4,039,182	99,202
	Hecla Mining Co.	14,897,281	96,534
	NewMarket Corp.	241,936	96,361
	United States Steel Corp.	5,664,707	94,997
	Quaker Chemical Corp.	374,756	94,959
*	Univar Solutions Inc.	4,819,440	91,618
	UFP Industries Inc.	1,619,445	89,960
*	Ingevity Corp.	1,158,907	87,764
	Sensient Technologies Corp.	1,180,682	87,099
*	Arconic Corp.	2,779,178	82,820
*,1	MP Materials Corp.	2,389,301	76,864
	Westlake Chemical Corp.	897,005	73,196
	Stepan Co.	582,223	69,471
	Commercial Metals Co.	3,350,437	68,818
	Cabot Corp.	1,515,071	67,996
*	Coeur Mining Inc.	6,245,426	64,640
	Innospec Inc.	676,973	61,422
	Minerals Technologies Inc.	946,640	58,805
	Compass Minerals International Inc.	949,379	58,596
	Boise Cascade Co.	1,100,533	52,605
	Mueller Industries Inc.	1,450,142	50,915
1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Domtar Corp.	1,565,693	49,554
	Worthington Industries Inc.	954,578	49,008
	Kaiser Aluminum Corp.	420,366	41,574
*	GCP Applied Technologies Inc.	1,698,622	40,172
	Carpenter Technology Corp.	1,336,140	38,908
	Materion Corp.	572,530	36,482
	GrafTech International Ltd.	3,400,640	36,251
	Tronox Holdings plc Class A	2,384,397	34,860
	Schweitzer-Mauduit International Inc.	860,894	34,617
	Neenah Inc.	470,563	26,032
*,1	Amyris Inc.	4,050,469	25,012
*	Kraton Corp.	842,401	23,410
	Schnitzer Steel Industries Inc. Class A	719,394	22,956
	Glatfelter Corp.	1,245,180	20,396
*	Koppers Holdings Inc.	578,975	18,041
	PQ Group Holdings Inc.	1,190,958	16,983
*	Clearwater Paper Corp.	442,846	16,717
*,1	Energy Fuels Inc.	3,816,894	16,260
*	AdvanSix Inc.	776,505	15,522
*	Century Aluminum Co.	1,381,776	15,241
	Hawkins Inc.	283,208	14,815
	US Silica Holdings Inc.	2,082,063	14,616
	Tredegar Corp.	856,182	14,298
	American Vanguard Corp.	788,705	12,241
	Omega Flex Inc.	80,378	11,735
	Verso Corp. Class A	903,514	10,860
*	Resolute Forest Products Inc.	1,577,451	10,317
*,1	Uranium Energy Corp.	5,767,169	10,150
*	Rayonier Advanced Materials Inc.	1,471,279	9,593
	FutureFuel Corp.	739,556	9,392
*	Unifi Inc.	471,002	8,356
*,1	Hycroft Mining Holding Corp.	1,041,762	8,178
	Haynes International Inc.	334,002	7,963
*	Intrepid Potash Inc.	317,926	7,678
*	Gatos Silver Inc.	569,900	7,426
*	NN Inc.	1,071,678	7,041
*	Ryerson Holding Corp.	478,307	6,524
	Gold Resource Corp.	2,127,378	6,191
	Culp Inc.	364,281	5,781
	Eastern Co.	216,852	5,226
*	TimkenSteel Corp.	984,920	4,600
	Olympic Steel Inc.	302,343	4,030
*,1	Ur-Energy Inc.	4,663,358	3,736
*,1	Golden Minerals Co.	4,693,586	3,567
*,1	Marrone Bio Innovations Inc.	2,590,345	3,238
	Northern Technologies International Corp.	240,001	2,534
*	Synalloy Corp.	283,958	2,215
*	LSB Industries Inc.	644,293	2,184
*	Universal Stainless & Alloy Products Inc.	278,310	2,082
*,1	Ampco-Pittsburgh Corp.	357,448	1,959
	United-Guardian Inc.	71,737	1,024
	Friedman Industries Inc.	129,003	885
*,2	Fortitude Gold Corp.	607,822	638
*	AgroFresh Solutions Inc.	231,250	525
*	CPS Technologies Corp.	109,990	306
	Chicago Rivet & Machine Co.	11,238	257
*	Hycroft Mining Holding Corp. Warrants Exp. 10/06/2025	155,000	242
*,1	US Gold Corp.	14,205	235
*	Flexible Solutions International Inc.	86,857	216
*,1	United States Antimony Corp.	409,122	214
	NL Industries Inc.	29,666	142
2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Paramount Gold Nevada Corp.	65,976	77
*	Solitario Zinc Corp.	107,374	60
*,2	Partners LP CVR	61,021	12
			20,970,407
Consumer Discretionary (16.55%)
*	Amazon.com Inc.	12,021,587	39,153,467
*	Tesla Inc.	21,373,005	15,082,288
*	Walt Disney Co.	50,934,403	9,228,295
	Home Depot Inc.	30,337,348	8,058,206
*	Netflix Inc.	12,456,771	6,735,750
	Walmart Inc.	39,940,405	5,757,409
	NIKE Inc. Class B	35,313,135	4,995,749
	Costco Wholesale Corp.	12,440,675	4,687,398
	McDonald's Corp.	21,003,423	4,506,915
	Starbucks Corp.	33,090,821	3,540,056
	Lowe's Cos. Inc.	20,649,509	3,314,453
*	Booking Holdings Inc.	1,154,857	2,572,178
	Target Corp.	14,116,776	2,492,034
	TJX Cos. Inc.	30,415,443	2,077,071
	Activision Blizzard Inc.	21,819,663	2,025,956
*	Uber Technologies Inc.	32,266,475	1,645,590
	Estee Lauder Cos. Inc. Class A	5,729,406	1,525,111
	Dollar General Corp.	7,024,907	1,477,338
	General Motors Co.	34,309,754	1,428,658
	Ross Stores Inc.	10,035,406	1,232,448
	Electronic Arts Inc.	8,175,754	1,174,038
*	Lululemon Athletica Inc.	3,347,073	1,164,882
*	Chipotle Mexican Grill Inc. Class A	789,769	1,095,181
*	Peloton Interactive Inc. Class A	6,841,644	1,038,014
	Aptiv plc	7,615,099	992,171
	Ford Motor Co.	110,144,951	968,174
*	Trade Desk Inc. Class A	1,180,865	945,873
	eBay Inc.	18,497,996	929,524
*	O'Reilly Automotive Inc.	2,042,168	924,224
	Yum! Brands Inc.	8,506,592	923,476
	Marriott International Inc. Class A	6,861,709	905,197
	Hilton Worldwide Holdings Inc.	7,825,086	870,619
	Southwest Airlines Co.	16,696,587	778,228
*	AutoZone Inc.	653,906	775,166
*	Copart Inc.	5,978,504	760,765
	VF Corp.	8,815,427	752,926
	Delta Air Lines Inc.	18,001,787	723,852
*	Dollar Tree Inc.	6,635,970	716,950
	DR Horton Inc.	9,790,950	674,792
*	Take-Two Interactive Software Inc.	3,233,592	671,908
	Best Buy Co. Inc.	6,584,811	657,098
	Las Vegas Sands Corp.	10,757,773	641,163
*	Etsy Inc.	3,552,540	632,032
	Lennar Corp. Class A	7,607,419	579,914
	ViacomCBS Inc. Class B	15,398,353	573,743
	Garmin Ltd.	4,290,873	513,446
	Expedia Group Inc.	3,827,687	506,786
*	Burlington Stores Inc.	1,863,651	487,438
*	Carvana Co. Class A	1,988,300	476,277
	Tractor Supply Co.	3,286,284	461,986
	Tiffany & Co.	3,422,966	449,949
*,1	Wayfair Inc. Class A	1,948,639	440,022
	Darden Restaurants Inc.	3,666,278	436,727
*	CarMax Inc.	4,617,909	436,208
*	Ulta Beauty Inc.	1,505,986	432,459
3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Domino's Pizza Inc.	1,112,360	426,546
*	Caesars Entertainment Inc.	5,569,410	413,640
*	NVR Inc.	99,350	405,334
	Genuine Parts Co.	4,020,585	403,787
	Pool Corp.	1,078,957	401,911
	Royal Caribbean Cruises Ltd.	5,358,412	400,220
	Omnicom Group Inc.	6,054,020	377,589
	MGM Resorts International	11,775,262	371,039
*,1	DraftKings Inc. Class A	7,743,659	360,545
*	Penn National Gaming Inc.	4,155,331	358,896
*	United Airlines Holdings Inc.	8,279,952	358,108
	Hasbro Inc.	3,661,705	342,516
*	Lyft Inc. Class A	6,945,794	341,247
	Carnival Corp.	15,655,781	339,104
	Fortune Brands Home & Security Inc.	3,928,286	336,733
	Whirlpool Corp.	1,768,017	319,109
	Vail Resorts Inc.	1,135,493	316,757
	PulteGroup Inc.	7,235,306	311,986
*	Chegg Inc.	3,440,663	310,795
	Wynn Resorts Ltd.	2,732,196	308,274
	Advance Auto Parts Inc.	1,915,881	301,770
*	Bright Horizons Family Solutions Inc.	1,711,502	296,073
*	Live Nation Entertainment Inc.	3,982,964	292,668
*	Zynga Inc. Class A	28,967,284	285,907
*	Five Below Inc.	1,581,601	276,749
	Aramark	7,096,432	273,071
	Lear Corp.	1,699,357	270,249
	BorgWarner Inc.	6,879,526	265,825
	Fox Corp. Class A	8,955,578	260,786
	Interpublic Group of Cos. Inc.	11,049,538	259,885
*	Floor & Decor Holdings Inc. Class A	2,787,281	258,799
*	LKQ Corp.	7,329,536	258,293
*	IAA Inc.	3,798,796	246,846
	News Corp. Class A	13,679,487	245,820
[1]	American Airlines Group Inc.	15,569,717	245,534
	Tapestry Inc.	7,834,345	243,491
	Rollins Inc.	6,212,913	242,739
	Gentex Corp.	6,980,962	236,864
	L Brands Inc.	6,295,425	234,127
	Newell Brands Inc.	10,814,393	229,590
	Service Corp. International	4,647,328	228,184
*,1	Norwegian Cruise Line Holdings Ltd.	8,952,171	227,654
*	Deckers Outdoor Corp.	792,398	227,244
*	Mohawk Industries Inc.	1,609,497	226,859
*	Liberty Media Corp.-Liberty Formula One Class C	5,280,515	224,950
	Williams-Sonoma Inc.	2,165,714	220,556
	New York Times Co. Class A	4,234,709	219,231
*	Discovery Inc. Class C	8,366,033	219,106
	Nielsen Holdings plc	10,126,228	211,334
*,1	Airbnb Inc. Class A	1,399,134	205,393
	Lithia Motors Inc. Class A	698,278	204,365
*	SiteOne Landscape Supply Inc.	1,252,740	198,722
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,524,823	196,875
*	RH	437,915	195,976
	Churchill Downs Inc.	994,029	193,627
[1]	Sirius XM Holdings Inc.	30,097,848	191,723
*	Terminix Global Holdings Inc.	3,722,489	189,884
	PVH Corp.	2,021,759	189,823
	Kohl's Corp.	4,481,880	182,368
	Alaska Air Group Inc.	3,491,722	181,570
*,1	Chewy Inc. Class A	1,995,812	179,404
4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Capri Holdings Ltd.	4,259,730	178,909
*	Planet Fitness Inc. Class A	2,301,212	178,643
*	Mattel Inc.	9,859,817	172,054
	Dolby Laboratories Inc. Class A	1,763,137	171,253
	Leggett & Platt Inc.	3,749,125	166,086
	Gap Inc.	7,967,987	160,874
	Harley-Davidson Inc.	4,339,429	159,257
	Marriott Vacations Worldwide Corp.	1,157,739	158,865
	Polaris Inc.	1,654,612	157,651
	Wyndham Hotels & Resorts Inc.	2,639,225	156,876
*	AutoNation Inc.	2,215,396	154,612
*	YETI Holdings Inc.	2,215,763	151,713
*	Tempur Sealy International Inc.	5,558,082	150,068
*	BJ's Wholesale Club Holdings Inc.	3,908,092	145,694
	Texas Roadhouse Inc. Class A	1,857,464	145,179
	Fox Corp. Class B	4,967,071	143,449
	Hanesbrands Inc.	9,836,291	143,413
	Toll Brothers Inc.	3,213,257	139,680
*,1	Discovery Inc. Class A	4,600,885	138,441
*	Skechers U.S.A. Inc. Class A	3,851,334	138,417
	Thor Industries Inc.	1,485,587	138,145
*	Ollie's Bargain Outlet Holdings Inc.	1,582,481	129,399
	Nexstar Media Group Inc. Class A	1,184,532	129,339
*	Digital Turbine Inc.	2,275,912	128,726
	Ralph Lauren Corp. Class A	1,237,231	128,350
*	JetBlue Airways Corp.	8,743,417	127,129
*	Grand Canyon Education Inc.	1,332,423	124,062
*	Fox Factory Holding Corp.	1,173,258	124,025
*	frontdoor Inc.	2,420,089	121,513
	Qurate Retail Inc. Class A	10,970,495	120,346
	Foot Locker Inc.	2,966,347	119,959
	Carter's Inc.	1,234,203	116,101
*	Crocs Inc.	1,813,156	113,612
	AMERCO	246,046	111,695
	Wingstop Inc.	835,616	110,761
	Wendy's Co.	5,045,151	110,590
	Choice Hotels International Inc.	1,010,933	107,897
	Wyndham Destinations Inc.	2,399,784	107,654
	Sabre Corp.	8,807,081	105,861
	PROG Holdings Inc.	1,922,454	103,563
*	National Vision Holdings Inc.	2,269,814	102,800
	Murphy USA Inc.	760,496	99,526
*	Cardlytics Inc.	696,426	99,429
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,288,937	98,859
*	Visteon Corp.	786,597	98,734
[1]	Macy's Inc.	8,718,534	98,084
[1]	Nordstrom Inc.	3,127,113	97,597
*	Madison Square Garden Sports Corp.	528,623	97,319
*	Stamps.com Inc.	487,994	95,740
*,1	Stitch Fix Inc. Class A	1,623,277	95,319
*	Boyd Gaming Corp.	2,208,424	94,786
*	Scientific Games Corp.	2,274,774	94,380
[1]	Dick's Sporting Goods Inc.	1,673,110	94,046
*	Taylor Morrison Home Corp. Class A	3,494,900	89,644
*	Under Armour Inc. Class A	5,197,887	89,248
	Cracker Barrel Old Country Store Inc.	670,406	88,440
*	Meritage Homes Corp.	1,061,898	87,946
	LCI Industries	674,699	87,495
*	Shake Shack Inc. Class A	1,024,088	86,822
	Warner Music Group Corp. Class A	2,282,677	86,719
*	Under Armour Inc. Class C	5,815,850	86,540
5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	H&R Block Inc.	5,455,515	86,524
	TEGNA Inc.	6,152,695	85,830
[1]	American Eagle Outfitters Inc.	4,228,287	84,862
	KB Home	2,440,497	81,805
	Hyatt Hotels Corp. Class A	1,087,674	80,760
	Dana Inc.	4,084,317	79,726
	Six Flags Entertainment Corp.	2,284,154	77,890
	Columbia Sportswear Co.	886,751	77,484
	Steven Madden Ltd.	2,184,030	77,140
*	2U Inc.	1,915,469	76,638
*	Asbury Automotive Group Inc.	518,452	75,559
*	Hilton Grand Vacations Inc.	2,370,887	74,327
	Papa John's International Inc.	875,731	74,306
	Allegiant Travel Co. Class A	382,071	72,303
	Brinker International Inc.	1,271,902	71,951
	Wolverine World Wide Inc.	2,271,613	70,988
	Goodyear Tire & Rubber Co.	6,496,020	70,872
*	Sonos Inc.	3,008,787	70,376
*	TripAdvisor Inc.	2,428,531	69,893
	MDC Holdings Inc.	1,410,832	68,566
	KAR Auction Services Inc.	3,670,934	68,316
*	Dorman Products Inc.	770,212	66,870
	Extended Stay America Inc.	4,484,368	66,413
*	LGI Homes Inc.	626,348	66,299
*,1	Spirit Airlines Inc.	2,709,800	66,255
*	Selectquote Inc.	3,181,874	66,024
	Strategic Education Inc.	682,668	65,079
	Callaway Golf Co.	2,688,812	64,558
	Group 1 Automotive Inc.	487,855	63,977
*	TRI Pointe Group Inc.	3,691,721	63,682
*,1	iRobot Corp.	787,307	63,213
	World Wrestling Entertainment Inc. Class A	1,309,635	62,928
*	Sleep Number Corp.	746,125	61,078
	Coty Inc. Class A	8,693,139	61,026
[1]	Bed Bath & Beyond Inc.	3,421,873	60,772
[1]	Kontoor Brands Inc.	1,450,807	58,845
*	Gentherm Inc.	897,159	58,513
	Graham Holdings Co. Class B	109,231	58,262
*	Madison Square Garden Entertainment Corp.	548,123	57,575
	Cooper Tire & Rubber Co.	1,397,576	56,602
	Rush Enterprises Inc. Class A	1,363,749	56,486
	Jack in the Box Inc.	608,467	56,466
	Herman Miller Inc.	1,667,660	56,367
*,1	Lordstown Motors Corp.	2,788,423	55,936
	Rent-A-Center Inc.	1,441,898	55,210
*,1	Overstock.com Inc.	1,146,592	55,002
	Winnebago Industries Inc.	912,064	54,669
	SkyWest Inc.	1,327,926	53,529
	John Wiley & Sons Inc. Class A	1,161,308	53,025
	Penske Automotive Group Inc.	889,778	52,844
	PriceSmart Inc.	578,417	52,688
*	Avis Budget Group Inc.	1,381,625	51,535
*,1	Fisker Inc.	3,474,753	50,905
[1]	Cinemark Holdings Inc.	2,840,579	49,454
	La-Z-Boy Inc.	1,206,599	48,071
	Big Lots Inc.	1,106,527	47,503
	Monro Inc.	885,480	47,196
*	Knowles Corp.	2,558,335	47,150
*	Fitbit Inc. Class A	6,858,298	46,636
*	Adtalem Global Education Inc.	1,361,995	46,240
*	SeaWorld Entertainment Inc.	1,447,591	45,729
6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Red Rock Resorts Inc. Class A	1,800,844	45,093
*	Skyline Champion Corp.	1,416,242	43,819
	Bloomin' Brands Inc.	2,240,711	43,515
*	Laureate Education Inc. Class A	2,984,761	43,458
*	ODP Corp.	1,480,702	43,385
[1]	Cheesecake Factory Inc.	1,167,529	43,269
*	Tupperware Brands Corp.	1,311,353	42,475
*	Urban Outfitters Inc.	1,654,032	42,343
*	Purple Innovation Inc. Class A	1,284,701	42,318
*	Sally Beauty Holdings Inc.	3,205,450	41,799
	HNI Corp.	1,193,671	41,134
[1]	Sinclair Broadcast Group Inc. Class A	1,287,191	40,997
*	Gray Television Inc.	2,252,734	40,301
*	Cavco Industries Inc.	229,135	40,202
	Lennar Corp. Class B	648,635	39,696
*	Vista Outdoor Inc.	1,632,089	38,778
	Signet Jewelers Ltd.	1,413,664	38,551
*	Century Communities Inc.	839,810	36,767
*	Glu Mobile Inc.	4,060,308	36,583
[1]	Dave & Buster's Entertainment Inc.	1,213,973	36,443
*	Central Garden & Pet Co. Class A	992,916	36,073
	Acushnet Holdings Corp.	882,148	35,762
*	Malibu Boats Inc. Class A	572,253	35,731
	Abercrombie & Fitch Co. Class A	1,750,394	35,638
*	M/I Homes Inc.	797,841	35,336
*,1	Leslie's Inc.	1,266,927	35,157
*	Boot Barn Holdings Inc.	805,330	34,919
*	Liberty Media Corp.-Liberty Formula One Class A	904,016	34,344
*	Everi Holdings Inc.	2,397,092	33,104
*	WW International Inc.	1,344,315	32,801
*	RealReal Inc.	1,675,163	32,733
*	elf Beauty Inc.	1,275,940	32,141
	Levi Strauss & Co. Class A	1,590,303	31,933
	Sturm Ruger & Co. Inc.	484,091	31,500
*	Lions Gate Entertainment Corp. Class B	3,026,507	31,415
	Franchise Group Inc.	1,002,341	30,521
*,1	Michaels Cos. Inc.	2,332,510	30,346
	Steelcase Inc. Class A	2,214,943	30,012
	Inter Parfums Inc.	489,094	29,585
*	GoPro Inc. Class A	3,483,023	28,839
*	Clean Energy Fuels Corp.	3,635,516	28,575
	Oxford Industries Inc.	432,678	28,345
*	QuinStreet Inc.	1,308,938	28,064
*,1	Blink Charging Co.	656,249	28,055
	Camping World Holdings Inc. Class A	1,074,686	27,996
*	At Home Group Inc.	1,806,374	27,927
*,1	GameStop Corp. Class A	1,468,071	27,658
*	G-III Apparel Group Ltd.	1,144,804	27,178
*	Liberty Media Corp.-Liberty Braves Class C	1,081,046	26,896
	Smith & Wesson Brands Inc.	1,478,393	26,241
*,1	AMC Networks Inc. Class A	730,637	26,135
	Dine Brands Global Inc.	448,345	26,004
*	American Axle & Manufacturing Holdings Inc.	3,088,340	25,757
	Matthews International Corp. Class A	861,296	25,322
	Guess? Inc.	1,117,403	25,276
*	Denny's Corp.	1,683,805	24,718
*	XPEL Inc.	475,181	24,500
*	ANGI Homeservices Inc. Class A	1,853,176	24,453
*	Stride Inc.	1,117,538	23,725
	Buckle Inc.	812,243	23,717
	Sonic Automotive Inc. Class A	606,670	23,399
7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Lumber Liquidators Holdings Inc.	760,493	23,378
*	Perdoceo Education Corp.	1,823,384	23,029
	EW Scripps Co. Class A	1,496,598	22,883
	BJ's Restaurants Inc.	593,420	22,841
	Viad Corp.	619,368	22,403
*	Stoneridge Inc.	733,434	22,172
	Hawaiian Holdings Inc.	1,243,129	22,003
*	iHeartMedia Inc. Class A	1,687,431	21,903
*	Revolve Group Inc.	700,390	21,831
	Standard Motor Products Inc.	525,331	21,255
*	Bally's Corp.	422,966	21,246
	Knoll Inc.	1,432,991	21,036
*	Zumiez Inc.	571,366	21,015
	Meredith Corp.	1,094,218	21,009
*	Cars.com Inc.	1,847,897	20,881
*	Monarch Casino & Resort Inc.	338,128	20,700
*	Hibbett Sports Inc.	446,969	20,641
*	Sportsman's Warehouse Holdings Inc.	1,152,575	20,228
*,1	Children's Place Inc.	396,401	19,860
*	1-800-Flowers.com Inc. Class A	756,947	19,681
*	MarineMax Inc.	555,974	19,476
*	Lions Gate Entertainment Corp. Class A	1,701,155	19,342
*	Quotient Technology Inc.	1,997,079	18,812
*	America's Car-Mart Inc.	166,782	18,319
*	Aaron's Co. Inc.	952,070	18,051
*,1	Party City Holdco Inc.	2,916,520	17,937
	Collectors Universe Inc.	231,029	17,420
	Interface Inc. Class A	1,634,050	17,158
*	MSG Networks Inc. Class A	1,151,362	16,971
	Ruth's Hospitality Group Inc.	929,707	16,484
*	Universal Electronics Inc.	314,017	16,473
	Johnson Outdoors Inc. Class A	145,465	16,384
*	Central Garden & Pet Co.	408,108	15,757
*	Accel Entertainment Inc. Class A	1,529,835	15,451
*	Chuy's Holdings Inc.	581,022	15,391
	Caleres Inc.	982,611	15,378
	Carriage Services Inc. Class A	480,870	15,061
*	Lindblad Expeditions Holdings Inc.	860,255	14,728
	Systemax Inc.	406,954	14,606
*	Clear Channel Outdoor Holdings Inc.	8,807,806	14,533
*	Green Brick Partners Inc.	621,983	14,281
*	Cooper-Standard Holdings Inc.	410,812	14,243
*	Nautilus Inc.	783,725	14,217
*,1	Eastman Kodak Co.	1,742,697	14,186
	News Corp. Class B	780,705	13,873
	Designer Brands Inc. Class A	1,806,081	13,817
*,1	Corsair Gaming Inc.	376,770	13,647
	Ethan Allen Interiors Inc.	674,790	13,638
*	Tenneco Inc. Class A	1,285,463	13,626
*	American Public Education Inc.	437,390	13,332
	Citi Trends Inc.	263,803	13,106
	National Presto Industries Inc.	147,534	13,046
*	MasterCraft Boat Holdings Inc.	519,305	12,900
	Scholastic Corp.	511,497	12,787
	Winmark Corp.	68,739	12,772
*	Lovesac Co.	287,099	12,371
*	Genesco Inc.	406,983	12,246
*	TravelCenters of America Inc.	374,644	12,213
	Kimball International Inc. Class B	1,021,478	12,207
*,1	Vuzix Corp.	1,340,720	12,174
*	Beazer Homes USA Inc.	803,129	12,167
8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	CarParts.com Inc.	952,131	11,797
*,1	Gannett Co. Inc.	3,492,858	11,736
*	Motorcar Parts of America Inc.	591,085	11,597
*,1	Akoustis Technologies Inc.	942,033	11,521
*	Fossil Group Inc.	1,319,759	11,442
	Haverty Furniture Cos. Inc.	407,684	11,281
*	Golden Entertainment Inc.	549,486	10,929
*	Liquidity Services Inc.	682,762	10,863
*	Houghton Mifflin Harcourt Co.	3,182,276	10,597
*	Shift Technologies Inc.	1,252,500	10,358
*	Daily Journal Corp.	25,566	10,329
	RCI Hospitality Holdings Inc.	261,636	10,319
*	Boston Omaha Corp. Class A	372,076	10,288
*	Noodles & Co. Class A	1,289,303	10,185
*	El Pollo Loco Holdings Inc.	545,864	9,880
	Hooker Furniture Corp.	300,311	9,685
*,1	Academy Sports & Outdoors Inc.	456,677	9,467
*	Turtle Beach Corp.	433,561	9,343
*	American Outdoor Brands Inc.	545,009	9,281
	Shoe Carnival Inc.	228,088	8,936
*	Red Robin Gourmet Burgers Inc.	446,746	8,591
	Clarus Corp.	552,740	8,512
[1]	Dillard's Inc. Class A	131,326	8,280
*	Liberty TripAdvisor Holdings Inc. Class A	1,859,898	8,072
*,1	Arcimoto Inc.	585,788	7,750
	Entercom Communications Corp. Class A	3,073,948	7,593
*	Movado Group Inc.	449,538	7,471
*	Del Taco Restaurants Inc.	813,495	7,370
*	Liberty Media Corp.-Liberty Braves Class A	293,755	7,306
	Flexsteel Industries Inc.	208,316	7,285
*	Aspen Group Inc.	639,232	7,115
*	Regis Corp.	771,450	7,090
	Marcus Corp.	524,112	7,065
*	VOXX International Corp. Class A	539,481	6,884
*,1	Container Store Group Inc.	719,981	6,869
	Superior Group of Cos. Inc.	289,079	6,718
	Rocky Brands Inc.	236,904	6,650
*	OneWater Marine Inc. Class A	223,647	6,506
	Escalade Inc.	303,117	6,417
	National CineMedia Inc.	1,678,395	6,244
	Tilly's Inc. Class A	761,453	6,213
*	Carrols Restaurant Group Inc.	984,550	6,183
*,1	Kirkland's Inc.	345,642	6,180
*	Mesa Air Group Inc.	906,914	6,067
*	Fiesta Restaurant Group Inc.	531,186	6,056
*,1	Lakeland Industries Inc.	221,517	6,036
*	Lands' End Inc.	276,211	5,958
	Strattec Security Corp.	120,586	5,952
	Chico's FAS Inc.	3,738,238	5,944
*,1	Funko Inc. Class A	569,401	5,910
*	Universal Technical Institute Inc.	897,040	5,795
	Cato Corp. Class A	602,770	5,781
*	CuriosityStream Inc.	413,600	5,770
*	Fluent Inc.	1,045,832	5,553
*	PlayAGS Inc.	766,654	5,520
*	Century Casinos Inc.	854,896	5,463
[1]	Big 5 Sporting Goods Corp.	534,933	5,462
	Bassett Furniture Industries Inc.	263,021	5,281
*	Conn's Inc.	442,911	5,178
[1]	AMC Entertainment Holdings Inc. Class A	2,382,581	5,051
*	Barnes & Noble Education Inc.	1,080,295	5,023
9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Vera Bradley Inc.	626,113	4,984
*,1	Alta Equipment Group Inc.	496,300	4,903
*	Leaf Group Ltd.	1,048,255	4,874
	Tribune Publishing Co.	352,822	4,834
*,1	LiveXLive Media Inc.	1,465,752	4,808
*	Bluegreen Vacations Holding Corp. Class A	351,096	4,750
	Lifetime Brands Inc.	308,810	4,694
*	VistaGen Therapeutics Inc.	2,297,273	4,457
*	Lincoln Educational Services Corp.	683,370	4,442
*	Gaia Inc. Class A	441,699	4,364
*	Delta Apparel Inc.	213,870	4,292
	Educational Development Corp.	279,313	4,290
*	Hovnanian Enterprises Inc. Class A	128,819	4,233
*	MDC Partners Inc. Class A	1,680,706	4,219
*	Casper Sleep Inc.	683,869	4,206
	A-Mark Precious Metals Inc.	161,424	4,141
*	Cumulus Media Inc. Class A	469,052	4,090
*	J Alexander's Holdings Inc.	552,041	4,024
*	Zovio Inc. Class A	818,164	3,878
	Entravision Communications Corp. Class A	1,352,260	3,719
	Wayside Technology Group Inc.	192,328	3,673
*,1	Lazydays Holdings Inc.	225,600	3,666
	Hamilton Beach Brands Holding Co. Class A	195,169	3,417
*,1	Drive Shack Inc.	1,385,320	3,297
*	ZAGG Inc.	780,631	3,255
*	Thryv Holdings Inc.	238,128	3,215
*	Full House Resorts Inc.	811,768	3,190
	Emerald Holding Inc.	585,342	3,173
*	Duluth Holdings Inc. Class B	296,974	3,136
	Weyco Group Inc.	195,920	3,103
	Nathan's Famous Inc.	55,565	3,068
*	HyreCar Inc.	418,571	2,989
	Marine Products Corp.	203,976	2,966
	Saga Communications Inc. Class A	120,553	2,896
*,1	Kura Sushi USA Inc. Class A	137,956	2,690
*	Chicken Soup For The Soul Entertainment Inc.	134,048	2,680
*	Legacy Housing Corp.	176,960	2,674
*	Reading International Inc. Class A	526,251	2,642
*	Envela Corp.	489,201	2,544
*	Biglari Holdings Inc. Class A	4,329	2,532
	Acme United Corp.	75,799	2,284
*,1	Potbelly Corp.	510,250	2,245
*,1	Revlon Inc. Class A	179,814	2,136
*	Superior Industries International Inc.	502,788	2,056
*	Red Lion Hotels Corp.	550,589	1,905
*,1	ContextLogic Inc. Class A	101,538	1,852
*	Lee Enterprises Inc.	1,445,498	1,821
*,1	LMP Automotive Holdings Inc.	70,694	1,765
	Rush Enterprises Inc. Class B	46,261	1,753
*,1	Luby's Inc.	592,426	1,682
*	Build-A-Bear Workshop Inc.	386,900	1,652
	Townsquare Media Inc. Class A	239,377	1,594
*	Marchex Inc. Class B	796,594	1,561
*	ONE Group Hospitality Inc.	398,718	1,475
*	Travelzoo	153,651	1,450
*	Biglari Holdings Inc. Class B	12,594	1,400
*	Kewaunee Scientific Corp.	97,556	1,230
*	iMedia Brands Inc.	229,675	1,098
*,1	Express Inc.	1,204,436	1,096
*	FlexShopper Inc.	424,874	1,092
*	New Home Co. Inc.	226,301	1,061
10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Good Times Restaurants Inc.	350,735	1,000
	Crown Crafts Inc.	137,660	984
*	Urban One Inc.	817,509	956
*	Muscle Maker Inc.	487,573	853
	Ark Restaurants Corp.	42,422	823
*,1	RumbleON Inc. Class B	26,080	788
*	Charles & Colvard Ltd.	609,632	750
*,1	SRAX Inc. Class A	206,107	641
*	BBQ Holdings Inc.	121,270	585
*	Vince Holding Corp.	85,346	543
*,1	Allied Esports Entertainment Inc.	298,452	472
	Beasley Broadcast Group Inc. Class A	314,277	468
*	Canterbury Park Holding Corp.	35,605	424
	A H Belo Corp. Class A	260,368	393
[1]	Hall of Fame Resort & Entertainment Co.	309,054	380
*,1	Dolphin Entertainment Inc.	92,846	316
*,1	Sequential Brands Group Inc.	21,522	309
*,1	Monaker Group Inc.	129,486	294
*	StoneMor Inc.	98,400	259
	Jerash Holdings US Inc.	41,854	250
[1]	Salem Media Group Inc. Class A	220,213	229
*	Eastside Distilling Inc.	144,325	185
*,1	Xcel Brands Inc.	151,456	183
	CompX International Inc.	12,502	178
*	Mediaco Holding Inc. Class A	67,571	176
*	Unique Fabricating Inc.	27,935	154
*	Live Ventures Inc.	3,993	49
*,1	J. Jill Inc.	9,723	36
*	Hovnanian Enterprises Inc. Class B	772	25
*	JAKKS Pacific Inc.	1,900	9
			178,858,969
Consumer Staples (5.17%)
	Procter & Gamble Co.	69,888,389	9,724,270
	Coca-Cola Co.	109,040,409	5,979,776
	PepsiCo Inc.	38,971,974	5,779,544
	Philip Morris International Inc.	43,909,884	3,635,299
	CVS Health Corp.	36,896,248	2,520,014
	Mondelez International Inc. Class A	40,346,903	2,359,083
	Altria Group Inc.	52,419,939	2,149,218
	Colgate-Palmolive Co.	24,169,865	2,066,765
	Kimberly-Clark Corp.	9,591,310	1,293,196
	General Mills Inc.	17,265,698	1,015,223
	Sysco Corp.	13,637,503	1,012,721
	Constellation Brands Inc. Class A	4,523,429	990,857
*	Monster Beverage Corp.	10,444,355	965,894
	Walgreens Boots Alliance Inc.	20,756,763	827,780
	Corteva Inc.	21,099,417	816,969
	Archer-Daniels-Midland Co.	15,718,015	792,345
	McKesson Corp.	4,536,386	788,968
	Brown-Forman Corp. Class B	9,878,641	784,660
	Clorox Co.	3,569,940	720,842
	McCormick & Co. Inc. (Non-Voting)	7,006,731	669,844
	Kroger Co.	20,773,032	659,752
	Hershey Co.	4,169,580	635,152
	Church & Dwight Co. Inc.	6,982,661	609,098
	Kraft Heinz Co.	17,242,437	597,623
	Tyson Foods Inc. Class A	8,288,940	534,139
	Keurig Dr Pepper Inc.	15,924,395	509,581
	Conagra Brands Inc.	13,101,095	475,046
	Kellogg Co.	7,264,055	452,042
11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	AmerisourceBergen Corp. Class A	4,035,588	394,519
	J M Smucker Co.	3,064,853	354,297
	Hormel Foods Corp.	7,571,766	352,920
	Lamb Weston Holdings Inc.	4,117,180	324,187
	Campbell Soup Co.	5,540,520	267,884
*	Darling Ingredients Inc.	4,573,826	263,818
*	Boston Beer Co. Inc. Class A	251,630	250,193
	Bunge Ltd.	3,744,493	245,564
	Molson Coors Beverage Co. Class B	5,025,086	227,084
*	US Foods Holding Corp.	5,645,645	188,056
	Casey's General Stores Inc.	1,043,027	186,305
*	Performance Food Group Co.	3,760,993	179,061
*	Post Holdings Inc.	1,680,719	169,769
*,1	Beyond Meat Inc.	1,328,950	166,119
*	Helen of Troy Ltd.	715,236	158,918
*	Freshpet Inc.	1,081,598	153,576
	Ingredion Inc.	1,792,700	141,032
*	Herbalife Nutrition Ltd.	2,803,512	134,709
	Flowers Foods Inc.	5,162,650	116,831
	WD-40 Co.	381,093	101,249
	Lancaster Colony Corp.	537,539	98,762
*	Hain Celestial Group Inc.	2,379,280	95,528
	Spectrum Brands Holdings Inc.	1,155,280	91,244
*	Grocery Outlet Holding Corp.	2,323,696	91,205
	Nu Skin Enterprises Inc. Class A	1,431,177	78,185
*	Simply Good Foods Co.	2,418,611	75,848
	Sanderson Farms Inc.	562,683	74,387
	Energizer Holdings Inc.	1,737,221	73,276
	Primo Water Corp.	4,308,553	67,558
*	TreeHouse Foods Inc.	1,579,567	67,116
*	Sprouts Farmers Market Inc.	3,315,866	66,649
	J & J Snack Foods Corp.	395,487	61,447
	Medifast Inc.	312,066	61,271
	Edgewell Personal Care Co.	1,512,070	52,287
[1]	B&G Foods Inc.	1,793,558	49,735
*	GrowGeneration Corp.	1,220,884	49,104
*	Hostess Brands Inc. Class A	3,214,008	47,053
	Reynolds Consumer Products Inc.	1,431,100	42,990
	Vector Group Ltd.	3,649,191	42,513
*	Celsius Holdings Inc.	807,553	40,628
*	Cal-Maine Foods Inc.	1,072,394	40,258
	Core-Mark Holding Co. Inc.	1,252,852	36,796
	Coca-Cola Consolidated Inc.	136,566	36,363
	Universal Corp.	642,732	31,243
[1]	Utz Brands Inc.	1,395,523	30,785
	Calavo Growers Inc.	436,232	30,288
[1]	National Beverage Corp.	323,586	27,472
*	BellRing Brands Inc. Class A	1,089,000	26,474
*	Pilgrim's Pride Corp.	1,345,291	26,381
*	USANA Health Sciences Inc.	340,453	26,249
*	United Natural Foods Inc.	1,536,789	24,543
*	Chefs' Warehouse Inc.	905,072	23,251
*,1	Rite Aid Corp.	1,454,855	23,030
	Fresh Del Monte Produce Inc.	952,198	22,919
	ACCO Brands Corp.	2,696,705	22,787
*,1	Veru Inc.	2,496,253	21,593
	Weis Markets Inc.	450,682	21,547
	Seaboard Corp.	6,952	21,072
	Andersons Inc.	843,669	20,678
	John B Sanfilippo & Son Inc.	241,010	19,006
	MGP Ingredients Inc.	383,848	18,064
12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
[1]	PetMed Express Inc.	533,210	17,095
	Ingles Markets Inc. Class A	382,625	16,323
	SpartanNash Co.	915,335	15,936
	Turning Point Brands Inc.	342,325	15,254
[1]	Tootsie Roll Industries Inc.	458,330	13,612
*,1	Tattooed Chef Inc.	542,800	12,425
*	Whole Earth Brands Inc.	1,118,162	12,188
*	Hydrofarm Holdings Group Inc.	224,096	11,783
	Limoneira Co.	542,126	9,026
*	Landec Corp.	798,849	8,668
*,3	Lifevantage Corp.	915,829	8,536
*,1	HF Foods Group Inc.	1,088,885	8,188
*,1	22nd Century Group Inc.	3,706,225	8,154
*,1	AquaBounty Technologies Inc.	923,581	8,091
*	Seneca Foods Corp. Class A	199,576	7,963
*,1	Vital Farms Inc.	311,133	7,875
	Alico Inc.	244,260	7,577
	Oil-Dri Corp. of America	213,120	7,263
*,1	NewAge Inc.	2,708,479	7,123
	Village Super Market Inc. Class A	250,304	5,522
*	Nature's Sunshine Products Inc.	351,732	5,258
*,1	Laird Superfood Inc.	95,216	4,506
*	Mission Produce Inc.	253,176	3,810
	Natural Grocers by Vitamin Cottage Inc.	264,872	3,639
*	Farmer Bros Co.	544,752	2,544
	Ocean Bio-Chem Inc.	181,238	2,421
*	Natural Alternatives International Inc.	216,379	2,255
*,1	Blue Apron Holdings Inc. Class A	395,731	2,212
*	S&W Seed Co.	441,910	1,295
*,1	Alkaline Water Co. Inc.	1,152,203	1,164
*	Bridgford Foods Corp.	62,829	1,145
*	Coffee Holding Co. Inc.	230,234	884
*	Calyxt Inc.	201,911	852
	Rocky Mountain Chocolate Factory Inc.	162,623	659
	Brown-Forman Corp. Class A	8,471	622
*	Greenlane Holdings Inc. Class A	154,563	612
	Mannatech Inc.	30,933	575
*	Reed's Inc.	861,155	509
*	Arcadia Biosciences Inc.	173,044	438
*	Willamette Valley Vineyards Inc.	66,863	426
*	RiceBran Technologies	560,464	342
*	Lifeway Foods Inc.	45,393	246
*	MedAvail Holdings Inc.	116	2
			55,864,395
Energy (2.28%)
	Exxon Mobil Corp.	119,134,661	4,910,731
	Chevron Corp.	54,244,455	4,580,944
	ConocoPhillips	30,107,429	1,203,996
	Phillips 66	12,311,308	861,053
	Schlumberger NV	39,077,298	853,057
	EOG Resources Inc.	16,449,367	820,330
	Marathon Petroleum Corp.	18,338,478	758,479
	Kinder Morgan Inc.	54,220,912	741,200
	Valero Energy Corp.	11,488,933	649,929
	Williams Cos. Inc.	28,201,278	565,436
*	Enphase Energy Inc.	3,208,018	562,911
	Pioneer Natural Resources Co.	4,636,840	528,090
	ONEOK Inc.	12,519,763	480,509
	Occidental Petroleum Corp.	26,145,451	452,578
	Halliburton Co.	23,554,130	445,173
13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Plug Power Inc.	12,834,396	435,214
	Hess Corp.	7,802,407	411,889
*	Cheniere Energy Inc.	6,404,566	384,466
	Baker Hughes Co. Class A	18,269,972	380,929
	Concho Resources Inc.	5,557,777	324,296
*	First Solar Inc.	2,532,199	250,485
	Diamondback Energy Inc.	4,433,188	214,566
	Cabot Oil & Gas Corp.	11,306,369	184,068
	Targa Resources Corp.	6,421,102	169,389
	Devon Energy Corp.	10,701,221	169,186
	Apache Corp.	10,547,207	149,665
	National Oilwell Varco Inc.	10,840,316	148,838
	Marathon Oil Corp.	21,985,896	146,646
	Parsley Energy Inc. Class A	8,653,741	122,883
	Cimarex Energy Co.	2,930,553	109,925
	HollyFrontier Corp.	4,156,548	107,447
	New Fortress Energy Inc. Class A	1,969,661	105,554
	Ovintiv Inc.	7,294,169	104,744
	EQT Corp.	7,834,368	99,575
*,1	FuelCell Energy Inc.	8,893,105	99,336
	Equitrans Midstream Corp.	11,664,413	93,782
*	Array Technologies Inc.	2,152,945	92,878
*	WPX Energy Inc.	11,220,442	91,447
*	ChampionX Corp.	5,595,388	85,609
*	Renewable Energy Group Inc.	1,054,297	74,665
	Arcosa Inc.	1,345,263	73,895
	Helmerich & Payne Inc.	2,930,324	67,866
	Antero Midstream Corp.	8,798,739	67,838
*	PDC Energy Inc.	2,860,398	58,724
*,1	SunPower Corp.	2,147,361	55,058
*	CNX Resources Corp.	5,047,926	54,518
*	Southwestern Energy Co.	18,133,893	54,039
	World Fuel Services Corp.	1,705,333	53,138
*	TPI Composites Inc.	999,764	52,768
	Murphy Oil Corp.	4,006,692	48,481
*	Range Resources Corp.	6,537,382	43,800
*	Matador Resources Co.	3,146,595	37,948
*,1	Transocean Ltd.	16,069,609	37,121
	Archrock Inc.	4,270,367	36,981
*,1	Antero Resources Corp.	6,534,570	35,613
	Cactus Inc. Class A	1,351,702	35,239
*	Ameresco Inc. Class A	662,684	34,619
	Delek US Holdings Inc.	2,071,339	33,286
	Core Laboratories NV	1,228,369	32,564
	Warrior Met Coal Inc.	1,433,351	30,559
*	Dril-Quip Inc.	1,008,739	29,879
*,1	HighPeak Energy Inc.	1,715,610	27,398
	Patterson-UTI Energy Inc.	4,869,290	25,612
[1]	Continental Resources Inc.	1,522,005	24,809
*	Magnolia Oil & Gas Corp. Class A	3,386,470	23,908
*	Bristow Group Inc.	829,425	21,830
	Liberty Oilfield Services Inc. Class A	2,096,852	21,619
*	Oceaneering International Inc.	2,709,559	21,541
*	NOW Inc.	2,976,367	21,370
	SM Energy Co.	3,194,122	19,548
	PBF Energy Inc. Class A	2,701,119	19,178
	DMC Global Inc.	435,534	18,837
*	Arch Resources Inc.	420,816	18,419
*	ProPetro Holding Corp.	2,439,322	18,027
*	Par Pacific Holdings Inc.	1,264,620	17,679
*	American Superconductor Corp.	700,015	16,394
14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Helix Energy Solutions Group Inc.	3,878,356	16,289
	QEP Resources Inc.	6,640,242	15,870
*	NexTier Oilfield Solutions Inc.	4,418,093	15,198
*	MRC Global Inc.	2,219,268	14,714
	Brigham Minerals Inc. Class A	1,224,445	13,457
*	Green Plains Inc.	1,021,265	13,450
	CVR Energy Inc.	873,840	13,020
*,1	Beam Global	175,946	12,981
*,1	Callon Petroleum Co.	983,514	12,943
*	REX American Resources Corp.	164,138	12,059
*	Bonanza Creek Energy Inc.	592,477	11,453
*,1	Gevo Inc.	2,684,822	11,411
[1]	Nabors Industries Ltd.	195,605	11,390
	SunCoke Energy Inc.	2,513,075	10,932
*	Pacific Ethanol Inc.	1,837,378	9,977
*,1	Northern Oil & Gas Inc.	1,070,318	9,376
*	Tidewater Inc.	1,079,916	9,330
*	Matrix Service Co.	811,320	8,941
	Berry Corp.	2,251,991	8,287
*,1	Tellurian Inc.	6,297,920	8,061
*	Select Energy Services Inc. Class A	1,937,981	7,946
*	Centennial Resource Development Inc. Class A	5,069,093	7,604
*	Oil States International Inc.	1,509,651	7,578
*	Talos Energy Inc.	917,313	7,559
*,1	Centrus Energy Corp. Class A	318,791	7,374
*	FTS International Inc. Class A	365,359	7,015
	Solaris Oilfield Infrastructure Inc. Class A	852,665	6,941
*,1	Contango Oil & Gas Co.	2,973,883	6,810
*	RPC Inc.	2,156,249	6,792
*,1	W&T Offshore Inc.	3,127,653	6,787
*	Laredo Petroleum Inc.	300,171	5,913
*	Contura Energy Inc.	495,155	5,630
*	Penn Virginia Corp.	501,119	5,086
*	Geospace Technologies Corp.	539,672	4,620
*	Altus Midstream Co.	96,167	4,564
*	Natural Gas Services Group Inc.	462,192	4,382
*	Trecora Resources	595,475	4,162
	NACCO Industries Inc. Class A	153,422	4,035
*	Flotek Industries Inc.	1,909,932	4,030
*	VAALCO Energy Inc.	2,183,682	3,865
*	Newpark Resources Inc.	1,756,738	3,373
*	Peabody Energy Corp.	1,349,535	3,252
	Falcon Minerals Corp.	1,005,005	3,166
*	Exterran Corp.	708,310	3,131
*	Capstone Turbine Corp.	278,631	2,981
*	Goodrich Petroleum Corp.	272,216	2,747
*	CONSOL Energy Inc.	376,623	2,715
*	Earthstone Energy Inc. Class A	470,000	2,505
*	Battalion Oil Corp.	264,325	2,194
*,1	American Resources Corp. Class A	1,074,231	2,095
*,1	NextDecade Corp.	962,481	2,012
*	SandRidge Energy Inc.	646,359	2,004
*	TETRA Technologies Inc.	2,241,894	1,931
	Evolution Petroleum Corp.	642,835	1,832
*	Profire Energy Inc.	2,085,380	1,778
*	Gulf Island Fabrication Inc.	568,490	1,740
*	Forum Energy Technologies Inc.	137,230	1,633
	Adams Resources & Energy Inc.	67,594	1,629
*,1	Aemetis Inc.	629,217	1,567
*,1	Torchlight Energy Resources Inc.	2,181,856	1,527
*,1	Orbital Energy Group Inc.	694,843	1,522
15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	SEACOR Marine Holdings Inc.	506,645	1,373
*	Epsilon Energy Ltd.	353,256	1,311
*	MIND Technology Inc.	491,592	1,101
*	Smart Sand Inc.	618,477	1,064
*	PrimeEnergy Resources Corp.	21,616	933
*,1	SilverBow Resources Inc.	166,456	884
*	Dawson Geophysical Co.	395,903	839
*,1	ION Geophysical Corp.	295,671	718
*,1	PEDEVCO Corp.	460,492	695
	PHX Minerals Inc.	293,956	676
*	Ramaco Resources Inc.	233,281	672
*,1	KLX Energy Services Holdings Inc.	102,886	665
*	Ranger Energy Services Inc.	179,415	653
*,1	Ring Energy Inc.	971,271	641
	Hallador Energy Co.	415,417	611
[1]	Amplify Energy Corp.	456,959	599
*,1	Peck Co. Holdings Inc.	94,900	565
*,1	Nine Energy Service Inc.	194,528	529
*,1	Abraxas Petroleum Corp.	140,843	323
*,1	Sundance Energy Inc.	140,836	245
*,1	HighPoint Resources Corp.	26,374	242
*	US Well Services Inc.	575,129	238
*	NCS Multistage Holdings Inc.	5,982	135
*	Independence Contract Drilling Inc.	40,118	118
*	Mammoth Energy Services Inc.	9,379	42
*,1	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	5
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	8,839	4
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	9,555	3
*,1	FTS International Inc. Warrants Exp. 11/19/2023	22,671	—
			24,683,051
Financials (10.52%)
*	Berkshire Hathaway Inc. Class B	50,126,473	11,622,825
	JPMorgan Chase & Co.	85,921,780	10,918,081
	Bank of America Corp.	219,465,477	6,651,999
	Citigroup Inc.	58,681,209	3,618,283
	Wells Fargo & Co.	110,703,268	3,341,025
	Morgan Stanley	40,807,265	2,796,522
	BlackRock Inc.	3,871,390	2,793,363
	Goldman Sachs Group Inc.	9,701,444	2,558,368
	Charles Schwab Corp.	43,006,082	2,281,043
	S&P Global Inc.	6,781,357	2,229,235
	CME Group Inc.	10,123,049	1,842,901
	Truist Financial Corp.	38,030,984	1,822,825
	Intercontinental Exchange Inc.	15,754,810	1,816,372
	US Bancorp	38,250,187	1,782,076
	PNC Financial Services Group Inc.	11,954,717	1,781,253
	Marsh & McLennan Cos. Inc.	14,304,393	1,673,614
	Chubb Ltd.	10,817,560	1,665,039
	Progressive Corp.	16,512,857	1,632,791
	Aon plc Class A	6,448,315	1,362,335
	Moody's Corp.	4,501,615	1,306,549
	Blackstone Group Inc. Class A	19,017,319	1,232,512
	Travelers Cos. Inc.	7,144,732	1,002,906
	MSCI Inc. Class A	2,223,487	992,854
	T. Rowe Price Group Inc.	6,346,821	960,845
	Bank of New York Mellon Corp.	22,497,981	954,814
	American International Group Inc.	24,278,956	919,201
	IHS Markit Ltd.	10,115,305	908,658
	Allstate Corp.	8,147,560	895,661
	MetLife Inc.	18,998,275	891,969
16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Prudential Financial Inc.	11,135,800	869,372
	Aflac Inc.	18,794,019	835,770
	Discover Financial Services	8,637,607	781,963
	Willis Towers Watson plc	3,635,054	765,833
	First Republic Bank	4,868,459	715,323
	Arthur J Gallagher & Co.	5,421,140	670,649
	Ameriprise Financial Inc.	3,332,422	647,590
	KKR & Co. Inc.	15,152,099	613,508
	MarketAxess Holdings Inc.	1,020,082	582,018
	State Street Corp.	7,871,819	572,911
*	SVB Financial Group	1,465,108	568,213
	Fifth Third Bancorp	20,102,256	554,219
	Nasdaq Inc.	4,119,229	546,786
	Northern Trust Corp.	5,590,420	520,692
	Broadridge Financial Solutions Inc.	3,248,070	497,604
	Hartford Financial Services Group Inc.	10,134,833	496,404
	KeyCorp	27,705,820	454,652
	M&T Bank Corp.	3,459,552	440,401
	Regions Financial Corp.	27,265,310	439,517
	Citizens Financial Group Inc.	12,121,873	433,478
*	Markel Corp.	382,289	395,019
*	Arch Capital Group Ltd.	10,932,355	394,330
	Principal Financial Group Inc.	7,723,246	383,150
	Cincinnati Financial Corp.	4,323,640	377,756
	Ally Financial Inc.	10,529,433	375,480
*	Berkshire Hathaway Inc. Class A	1,051	365,554
	Huntington Bancshares Inc.	28,860,489	364,508
	FactSet Research Systems Inc.	1,075,394	357,568
	Annaly Capital Management Inc.	39,319,212	332,247
	Brown & Brown Inc.	6,813,857	323,045
	Fidelity National Financial Inc.	7,861,465	307,305
	Raymond James Financial Inc.	3,142,327	300,626
	Loews Corp.	6,593,804	296,853
	Equitable Holdings Inc.	11,311,695	289,466
	Apollo Global Management Inc. Class A	5,803,447	284,253
	Cboe Global Markets Inc.	3,046,823	283,720
	Everest Re Group Ltd.	1,131,024	264,761
	Lincoln National Corp.	5,165,148	259,859
	Globe Life Inc.	2,663,656	252,941
	W R Berkley Corp.	3,784,970	251,398
	RenaissanceRe Holdings Ltd.	1,445,266	239,654
	AGNC Investment Corp.	15,345,538	239,390
	LPL Financial Holdings Inc.	2,244,551	233,927
	Alleghany Corp.	380,391	229,638
	Assurant Inc.	1,667,786	227,186
	Comerica Inc.	3,963,168	221,383
	Reinsurance Group of America Inc.	1,908,530	221,199
	SEI Investments Co.	3,723,438	213,986
	Voya Financial Inc.	3,590,943	211,183
	Franklin Resources Inc.	8,427,060	210,592
	Eaton Vance Corp.	3,097,224	210,394
	Invesco Ltd.	11,674,218	203,482
	Zions Bancorp NA	4,641,812	201,640
	East West Bancorp Inc.	3,975,875	201,617
	First Horizon Corp.	15,708,723	200,443
	Signature Bank	1,453,776	196,681
	Commerce Bancshares Inc.	2,938,955	193,089
	American Financial Group Inc.	2,082,523	182,471
	Erie Indemnity Co. Class A	716,344	175,934
	Prosperity Bancshares Inc.	2,468,522	171,217
	Carlyle Group Inc.	5,374,286	168,968
17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Old Republic International Corp.	8,166,312	160,958
	TCF Financial Corp.	4,309,429	159,535
	People's United Financial Inc.	12,084,329	156,250
	First American Financial Corp.	2,999,563	154,867
	Western Alliance Bancorp	2,548,038	152,755
*	Athene Holding Ltd. Class A	3,499,444	150,966
	Morningstar Inc.	650,758	150,696
	Primerica Inc.	1,117,395	149,653
	Starwood Property Trust Inc.	7,553,267	145,778
	South State Corp.	2,008,205	145,193
	Ares Management Corp. Class A	3,046,223	143,325
	Cullen/Frost Bankers Inc.	1,600,982	139,654
	Stifel Financial Corp.	2,766,708	139,608
	Tradeweb Markets Inc. Class A	2,178,089	136,022
	First Financial Bankshares Inc.	3,752,847	135,759
	Kemper Corp.	1,751,138	134,540
	Janus Henderson Group plc	4,079,542	132,626
	Popular Inc.	2,350,346	132,371
	SLM Corp.	10,605,464	131,402
	New York Community Bancorp Inc.	12,446,403	131,310
	Pinnacle Financial Partners Inc.	2,030,245	130,748
	Interactive Brokers Group Inc. Class A	2,139,835	130,359
	Essent Group Ltd.	3,011,950	130,116
	Synovus Financial Corp.	3,960,949	128,216
	RLI Corp.	1,196,456	124,611
	Jefferies Financial Group Inc.	5,060,770	124,495
	Affiliated Managers Group Inc.	1,217,626	123,833
	Glacier Bancorp Inc.	2,654,237	122,121
	Kinsale Capital Group Inc.	605,520	121,183
	MGIC Investment Corp.	9,543,176	119,767
	Lazard Ltd. Class A	2,815,439	119,093
	Unum Group	5,157,850	118,321
	United Bankshares Inc.	3,644,886	118,094
	New Residential Investment Corp.	11,867,877	117,967
	Selective Insurance Group Inc.	1,672,096	111,997
	Hanover Insurance Group Inc.	956,533	111,838
	Radian Group Inc.	5,407,779	109,508
	Axis Capital Holdings Ltd.	2,156,936	108,688
	Blackstone Mortgage Trust Inc. Class A	3,946,288	108,641
*	Open Lending Corp. Class A	3,088,829	107,985
	Bank OZK	3,450,769	107,906
*	Trupanion Inc.	900,468	107,795
*	Cannae Holdings Inc.	2,424,891	107,350
	Webster Financial Corp.	2,545,658	107,299
	Evercore Inc. Class A	973,911	106,780
	Valley National Bancorp	10,684,701	104,176
	CIT Group Inc.	2,816,891	101,126
	OneMain Holdings Inc.	2,083,005	100,318
	Sterling Bancorp	5,529,761	99,425
	Wintrust Financial Corp.	1,618,756	98,890
	Umpqua Holdings Corp.	6,346,857	96,091
	Houlihan Lokey Inc. Class A	1,426,693	95,917
*,1	Credit Acceptance Corp.	274,678	95,077
	Community Bank System Inc.	1,480,531	92,252
*	Brighthouse Financial Inc.	2,502,559	90,605
	BankUnited Inc.	2,591,281	90,125
	CNO Financial Group Inc.	3,954,703	87,913
	UMB Financial Corp.	1,260,214	86,942
*,1	LendingTree Inc.	316,190	86,570
	First Hawaiian Inc.	3,651,304	86,098
	FNB Corp.	9,038,004	85,861
18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Bank of Hawaii Corp.	1,115,571	85,475
*,1	Eastern Bankshares Inc.	5,229,790	85,298
	PacWest Bancorp	3,357,181	85,272
*	Texas Capital Bancshares Inc.	1,426,245	84,862
	Hancock Whitney Corp.	2,442,211	83,084
	Pacific Premier Bancorp Inc.	2,635,940	82,584
	White Mountains Insurance Group Ltd.	82,453	82,507
	Artisan Partners Asset Management Inc. Class A	1,623,964	81,750
	PennyMac Financial Services Inc.	1,230,557	80,749
	Home BancShares Inc.	4,094,453	79,760
	BancorpSouth Bank	2,876,926	78,943
	Federated Hermes Inc.	2,680,430	77,438
	FirstCash Inc.	1,093,229	76,570
	First Citizens BancShares Inc. Class A	132,508	76,095
	Old National Bancorp	4,522,480	74,892
	Walker & Dunlop Inc.	800,077	73,623
	Associated Banc-Corp	4,293,084	73,197
	Moelis & Co. Class A	1,550,874	72,519
	American Equity Investment Life Holding Co.	2,612,916	72,273
	Atlantic Union Bankshares Corp.	2,185,842	72,002
	Columbia Banking System Inc.	1,987,070	71,336
	Ameris Bancorp	1,832,231	69,753
	Virtu Financial Inc. Class A	2,769,410	69,706
	CVB Financial Corp.	3,552,556	69,275
	Assured Guaranty Ltd.	2,162,145	68,086
	Chimera Investment Corp.	6,635,844	68,017
	United Community Banks Inc.	2,390,498	67,986
	Cathay General Bancorp	2,104,809	67,754
*	Enstar Group Ltd.	330,569	67,730
	Independent Bank Corp. (Massachusetts)	914,465	66,793
	National General Holdings Corp.	1,946,463	66,530
	Investors Bancorp Inc.	6,248,500	65,984
*,1	Rocket Cos. Inc. Class A	3,225,495	65,219
*,1	QuantumScape Corp.	763,363	64,466
*,1	GCM Grosvenor Inc. Class A	4,834,656	64,398
	Independent Bank Group Inc.	1,026,470	64,175
*	Mr Cooper Group Inc.	2,033,257	63,092
	WSFS Financial Corp.	1,399,757	62,821
	Hamilton Lane Inc. Class A	779,656	60,852
	First Merchants Corp.	1,591,448	59,536
	Flagstar Bancorp Inc.	1,449,327	59,075
	Simmons First National Corp. Class A	2,671,348	57,674
	Fulton Financial Corp.	4,462,600	56,764
	Cadence Bancorp Class A	3,447,709	56,611
	First Bancorp (XNYS)	6,135,866	56,573
	International Bancshares Corp.	1,508,453	56,476
	WesBanco Inc.	1,883,776	56,438
*	eXp World Holdings Inc.	883,279	55,753
	Goosehead Insurance Inc. Class A	444,642	55,474
*	Palomar Holdings Inc.	616,852	54,801
*	NMI Holdings Inc. Class A	2,395,259	54,253
*	Genworth Financial Inc. Class A	14,272,476	53,950
	Washington Federal Inc.	2,095,888	53,948
	BOK Financial Corp.	785,829	53,814
	ServisFirst Bancshares Inc.	1,308,650	52,725
*	Axos Financial Inc.	1,379,090	51,757
	Navient Corp.	5,198,208	51,046
	MFA Financial Inc.	13,107,004	50,986
	Hilltop Holdings Inc.	1,837,687	50,555
*	PRA Group Inc.	1,272,373	50,462
	First Midwest Bancorp Inc.	3,158,576	50,285
19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Renasant Corp.	1,484,794	50,008
	Piper Sandler Cos.	493,987	49,843
	PennyMac Mortgage Investment Trust	2,829,947	49,779
	Cohen & Steers Inc.	660,343	49,063
*	eHealth Inc.	689,627	48,695
*,1	Lemonade Inc.	395,623	48,464
	Two Harbors Investment Corp.	7,583,606	48,308
	Horace Mann Educators Corp.	1,119,386	47,059
	Arbor Realty Trust Inc.	3,305,546	46,873
	BancFirst Corp.	797,592	46,819
	First Financial Bancorp	2,663,604	46,693
	Capitol Federal Financial Inc.	3,733,250	46,666
	First Interstate BancSystem Inc. Class A	1,139,618	46,462
	Trustmark Corp.	1,691,286	46,189
	Towne Bank	1,950,885	45,807
	PJT Partners Inc. Class A	593,883	44,690
	Virtus Investment Partners Inc.	204,073	44,284
	Waddell & Reed Financial Inc. Class A	1,737,315	44,249
	Northwest Bancshares Inc.	3,466,315	44,161
	Park National Corp.	419,978	44,102
	Apollo Commercial Real Estate Finance Inc.	3,946,546	44,083
	Banner Corp.	916,612	42,705
*	Seacoast Banking Corp. of Florida	1,418,338	41,770
	Sandy Spring Bancorp Inc.	1,295,796	41,712
	Heartland Financial USA Inc.	1,024,071	41,342
	Argo Group International Holdings Ltd.	931,821	40,721
	Westamerica Bancorp	720,110	39,815
	New York Mortgage Trust Inc.	10,749,359	39,665
	James River Group Holdings Ltd.	803,883	39,511
	Mercury General Corp.	746,661	38,983
	Santander Consumer USA Holdings Inc.	1,770,103	38,978
*	Focus Financial Partners Inc. Class A	894,255	38,900
	NBT Bancorp Inc.	1,180,511	37,894
	Live Oak Bancshares Inc.	789,335	37,462
	Provident Financial Services Inc.	2,022,859	36,331
[1]	Broadmark Realty Capital Inc.	3,553,699	36,248
*	BRP Group Inc. Class A	1,206,995	36,174
	Stewart Information Services Corp.	746,733	36,112
	Hope Bancorp Inc.	3,286,221	35,853
	BGC Partners Inc. Class A	8,955,678	35,823
	Lakeland Financial Corp.	665,792	35,673
	Veritex Holdings Inc.	1,369,998	35,154
*	Encore Capital Group Inc.	891,911	34,740
	Eagle Bancorp Inc.	827,153	34,161
	Meta Financial Group Inc.	898,245	32,840
	First Commonwealth Financial Corp.	2,997,415	32,792
	Safety Insurance Group Inc.	418,385	32,592
	FB Financial Corp.	931,763	32,360
	Brightsphere Investment Group Inc.	1,671,473	32,226
	Great Western Bancorp Inc.	1,536,952	32,122
	OceanFirst Financial Corp.	1,705,896	31,781
	First Busey Corp.	1,466,852	31,611
	AMERISAFE Inc.	543,585	31,218
	City Holding Co.	444,357	30,905
	Nelnet Inc. Class A	419,431	29,880
*	Triumph Bancorp Inc.	610,483	29,639
	iStar Inc.	1,969,993	29,254
	Redwood Trust Inc.	3,320,471	29,154
	Southside Bancshares Inc.	915,768	28,416
*	Silvergate Capital Corp. Class A	381,232	28,329
	National Bank Holdings Corp. Class A	854,019	27,978
20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	OFG Bancorp	1,490,205	27,628
	S&T Bancorp Inc.	1,086,650	26,992
	ProAssurance Corp.	1,504,453	26,764
	First Bancorp (XNGS)	790,710	26,750
*	LendingClub Corp.	2,530,783	26,725
	TFS Financial Corp.	1,508,869	26,601
	Tompkins Financial Corp.	375,379	26,502
	Ladder Capital Corp. Class A	2,703,486	26,440
	Brookline Bancorp Inc.	2,178,836	26,233
	Employers Holdings Inc.	814,457	26,217
	Enterprise Financial Services Corp.	737,515	25,776
	Premier Financial Corp.	1,113,975	25,621
*	StoneX Group Inc.	427,163	24,733
	Stock Yards Bancorp Inc.	607,556	24,594
	Kearny Financial Corp.	2,324,392	24,546
	German American Bancorp Inc.	720,379	23,837
	Berkshire Hills Bancorp Inc.	1,385,937	23,727
*	Columbia Financial Inc.	1,519,641	23,646
	Heritage Financial Corp.	1,006,063	23,532
*	Enova International Inc.	921,427	22,824
	TriCo Bancshares	641,506	22,632
	American National Group Inc.	232,241	22,323
*,1	Riot Blockchain Inc.	1,283,657	21,809
	B. Riley Financial Inc.	488,250	21,590
*	Third Point Reinsurance Ltd.	2,189,637	20,845
	First Foundation Inc.	1,038,124	20,762
	WisdomTree Investments Inc.	3,879,306	20,754
	Meridian Bancorp Inc.	1,373,128	20,473
	Banc of California Inc.	1,377,023	20,256
	Boston Private Financial Holdings Inc.	2,362,708	19,965
*	Ambac Financial Group Inc.	1,289,507	19,833
	Washington Trust Bancorp Inc.	441,691	19,788
	HomeStreet Inc.	585,551	19,762
*,1	StepStone Group Inc. Class A	490,482	19,521
*	Watford Holdings Ltd.	561,441	19,426
	Preferred Bank	379,007	19,128
	ARMOUR Residential REIT Inc.	1,770,270	19,101
	First Bancshares Inc.	609,432	18,819
	National Western Life Group Inc. Class A	90,201	18,621
	TPG RE Finance Trust Inc.	1,729,859	18,371
	Northfield Bancorp Inc.	1,472,308	18,154
	Allegiance Bancshares Inc.	528,798	18,048
	ConnectOne Bancorp Inc.	909,557	18,000
*	Bancorp Inc.	1,317,654	17,986
	TrustCo Bank Corp.	2,690,490	17,946
	Ellington Financial Inc.	1,195,564	17,742
	Cowen Inc. Class A	676,216	17,575
	Origin Bancorp Inc.	620,988	17,245
[1]	Invesco Mortgage Capital Inc.	5,094,346	17,219
	Horizon Bancorp Inc.	1,082,868	17,174
	Great Southern Bancorp Inc.	348,960	17,064
	Lakeland Bancorp Inc.	1,340,486	17,024
	Federal Agricultural Mortgage Corp. Class C	227,575	16,897
*	Nicolet Bankshares Inc.	251,547	16,690
	Capstead Mortgage Corp.	2,857,809	16,604
	Bryn Mawr Bank Corp.	542,160	16,587
*	GoHealth Inc. Class A	1,207,465	16,494
	Univest Financial Corp.	785,319	16,162
	QCR Holdings Inc.	402,605	15,939
	KKR Real Estate Finance Trust Inc.	886,619	15,888
	Granite Point Mortgage Trust Inc.	1,580,409	15,788
21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	United Fire Group Inc.	614,916	15,434
	Community Trust Bancorp Inc.	408,740	15,144
*	Customers Bancorp Inc.	799,394	14,845
	Central Pacific Financial Corp.	776,403	14,759
	CBTX Inc.	567,787	14,484
*,1	Upstart Holdings Inc.	348,404	14,197
*	CrossFirst Bankshares Inc.	1,302,402	14,001
	Camden National Corp.	390,901	13,986
	Ready Capital Corp.	1,119,996	13,944
	Dime Community Bancshares Inc.	878,788	13,858
	Peoples Bancorp Inc.	510,058	13,817
	FBL Financial Group Inc. Class A	262,009	13,758
	Heritage Commerce Corp.	1,550,118	13,750
	Bank First Corp.	211,864	13,733
	First Financial Corp.	341,309	13,260
*	TriState Capital Holdings Inc.	756,425	13,162
	Cambridge Bancorp	187,838	13,102
*	World Acceptance Corp.	127,594	13,043
*	Assetmark Financial Holdings Inc.	533,191	12,903
*	International Money Express Inc.	809,430	12,562
	Universal Insurance Holdings Inc.	830,022	12,542
	Merchants Bancorp	447,761	12,372
	Arrow Financial Corp.	404,369	12,095
*,1	Root Inc. Class A	764,480	12,010
	Flushing Financial Corp.	720,657	11,992
	Diamond Hill Investment Group Inc.	80,166	11,966
	Waterstone Financial Inc.	633,853	11,929
	1st Source Corp.	294,820	11,881
*	Oportun Financial Corp.	595,619	11,537
	Bank of Marin Bancorp	332,720	11,426
	Mercantile Bank Corp.	417,092	11,332
	Republic Bancorp Inc. Class A	313,775	11,318
	Business First Bancshares Inc.	549,527	11,188
	Bridge Bancorp Inc.	455,729	11,020
	Independent Bank Corp. (Michigan)	594,127	10,974
	Peapack-Gladstone Financial Corp.	476,923	10,855
	Orchid Island Capital Inc.	2,061,105	10,759
	First Mid Bancshares Inc.	317,861	10,699
*	MoneyGram International Inc.	1,930,467	10,550
	First of Long Island Corp.	588,981	10,513
*	Atlantic Capital Bancshares Inc.	659,953	10,506
	Hanmi Financial Corp.	924,660	10,486
	Midland States Bancorp Inc.	586,729	10,485
	Hingham Institution For Savings	48,167	10,404
	Altabancorp	370,393	10,341
	Bar Harbor Bankshares	444,328	10,037
	MidWestOne Financial Group Inc.	402,554	9,863
	Victory Capital Holdings Inc. Class A	395,724	9,818
	First Internet Bancorp	337,260	9,693
*	MBIA Inc.	1,445,129	9,509
	Dynex Capital Inc.	532,696	9,482
	Financial Institutions Inc.	421,398	9,481
	Byline Bancorp Inc.	604,169	9,334
	Southern National Bancorp of Virginia Inc.	766,997	9,288
*	Equity Bancshares Inc. Class A	428,297	9,247
	First Community Bankshares Inc.	419,656	9,056
*	Amerant Bancorp Inc.	595,451	9,051
	CNB Financial Corp.	423,459	9,015
	Farmers National Banc Corp.	674,673	8,953
	Curo Group Holdings Corp.	616,366	8,833
	State Auto Financial Corp.	495,142	8,784
22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	First Bancorp Inc.	341,288	8,669
	HCI Group Inc.	163,650	8,559
	Reliant Bancorp Inc.	449,121	8,363
*,1	Citizens Inc. Class A	1,453,877	8,331
	Sierra Bancorp	347,307	8,308
	Anworth Mortgage Asset Corp.	3,016,088	8,174
	SmartFinancial Inc.	448,076	8,128
	Carter Bankshares Inc.	752,986	8,072
	Old Second Bancorp Inc.	798,796	8,068
*	Metropolitan Bank Holding Corp.	219,921	7,977
	Heritage Insurance Holdings Inc.	781,639	7,918
	Investors Title Co.	51,530	7,884
	American National Bankshares Inc.	297,080	7,786
	FS Bancorp Inc.	141,741	7,767
	HomeTrust Bancshares Inc.	400,553	7,735
	MVB Financial Corp.	338,993	7,688
*	Southern First Bancshares Inc.	216,795	7,664
	PCSB Financial Corp.	477,386	7,610
	Civista Bancshares Inc.	430,751	7,551
	West Bancorp Inc.	388,459	7,497
	Home Bancorp Inc.	264,799	7,412
	Summit Financial Group Inc.	333,231	7,358
	Citizens & Northern Corp.	369,939	7,340
	Regional Management Corp.	245,584	7,333
	Capstar Financial Holdings Inc.	489,037	7,213
	Metrocity Bankshares Inc.	489,695	7,061
	Guaranty Bancshares Inc.	233,205	6,984
[1]	Fidelity D&D Bancorp Inc.	107,043	6,889
*	Bridgewater Bancshares Inc.	545,022	6,807
	Oppenheimer Holdings Inc. Class A	216,413	6,802
	Sculptor Capital Management Inc. Class A	446,216	6,782
	RBB Bancorp	435,513	6,698
	Peoples Financial Services Corp.	179,437	6,596
	Farmers & Merchants Bancorp Inc.	286,434	6,588
	Capital City Bank Group Inc.	266,595	6,553
*	EZCORP Inc. Class A	1,353,296	6,482
*	BayCom Corp.	423,883	6,430
	Amalgamated Bank Class A	466,041	6,403
	Great Ajax Corp.	605,515	6,334
*	Professional Holding Corp. Class A	410,010	6,326
	First Bank	670,869	6,293
	Spirit of Texas Bancshares Inc.	371,883	6,248
*	FVCBankcorp Inc.	424,036	6,233
	Territorial Bancorp Inc.	256,341	6,160
	Donegal Group Inc. Class A	429,326	6,041
	Western New England Bancorp Inc.	868,906	5,987
	Richmond Mutual Bancorp Inc.	438,183	5,986
	ChoiceOne Financial Services Inc.	192,646	5,935
[1]	First Capital Inc.	95,637	5,792
	Enterprise Bancorp Inc.	225,881	5,771
	ACNB Corp.	230,377	5,759
	Central Valley Community Bancorp	384,697	5,728
	First Choice Bancorp	308,412	5,703
	Macatawa Bank Corp.	679,676	5,689
	Century Bancorp Inc. Class A	73,216	5,664
	LCNB Corp.	379,490	5,575
	South Plains Financial Inc.	292,685	5,546
*	Greenlight Capital Re Ltd. Class A	751,974	5,497
	National Bankshares Inc.	173,766	5,441
	Ames National Corp.	221,800	5,328
	Southern Missouri Bancorp Inc.	174,893	5,324
23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Provident Bancorp Inc.	442,422	5,309
	Alerus Financial Corp.	193,077	5,285
	BCB Bancorp Inc.	471,654	5,221
	Northeast Bank	231,674	5,217
	Norwood Financial Corp.	197,130	5,159
	Independence Holding Co.	125,524	5,146
*	Ocwen Financial Corp.	177,771	5,139
	ESSA Bancorp Inc.	342,141	5,132
	Westwood Holdings Group Inc.	351,917	5,103
	Crawford & Co. Class B	704,475	5,072
	Greenhill & Co. Inc.	417,350	5,067
	Timberland Bancorp Inc.	208,600	5,061
	HarborOne Bancorp Inc.	464,076	5,040
	Mid Penn Bancorp Inc.	224,424	4,915
	Northrim Bancorp Inc.	144,118	4,893
*	Howard Bancorp Inc.	413,712	4,886
	Codorus Valley Bancorp Inc.	287,994	4,884
*	NI Holdings Inc.	295,905	4,859
	Investar Holding Corp.	292,064	4,831
	Red River Bancshares Inc.	97,294	4,821
	First Business Financial Services Inc.	260,134	4,789
	Penns Woods Bancorp Inc.	183,326	4,768
	Cherry Hill Mortgage Investment Corp.	510,459	4,666
	Silvercrest Asset Management Group Inc. Class A	334,802	4,650
	Bank of Commerce Holdings	468,474	4,638
	Orrstown Financial Services Inc.	275,942	4,567
	Parke Bancorp Inc.	291,150	4,542
*	Maiden Holdings Ltd.	1,819,834	4,531
[1]	Western Asset Mortgage Capital Corp.	1,381,670	4,504
	First United Corp.	282,562	4,380
	Bankwell Financial Group Inc.	222,434	4,349
	First Savings Financial Group Inc.	66,579	4,328
*	Elevate Credit Inc.	1,078,391	4,303
*	Coastal Financial Corp.	204,107	4,286
	1st Constitution Bancorp	269,997	4,285
	PCB Bancorp	423,033	4,277
[1]	AG Mortgage Investment Trust Inc.	1,433,470	4,229
	Meridian Corp.	202,638	4,215
	Bank of Princeton	180,012	4,214
*	Exantas Capital Corp.	1,051,036	4,194
	Community Financial Corp.	155,381	4,114
*	Pioneer Bancorp Inc.	382,935	4,048
	Protective Insurance Corp. Class B	291,675	3,999
	Premier Financial Bancorp Inc.	299,825	3,985
	Community Bankers Trust Corp.	587,292	3,964
	Ellington Residential Mortgage REIT	304,013	3,964
*	Select Bancorp Inc.	418,563	3,964
*	MainStreet Bancshares Inc.	228,556	3,865
	OP Bancorp	501,377	3,861
	HBT Financial Inc.	254,808	3,860
*	Safeguard Scientifics Inc.	604,479	3,857
	Marlin Business Services Corp.	313,850	3,842
	Unity Bancorp Inc.	216,264	3,795
*	ProSight Global Inc.	293,338	3,764
	Manning & Napier Inc.	597,618	3,747
	Shore Bancshares Inc.	251,725	3,675
	Chemung Financial Corp.	106,691	3,622
*	Capital Bancorp Inc.	257,818	3,591
*	MMA Capital Holdings Inc.	145,710	3,584
*	Republic First Bancorp Inc.	1,251,377	3,566
	Standard AVB Financial Corp.	107,897	3,516
24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Evans Bancorp Inc.	126,425	3,482
	Riverview Bancorp Inc.	658,764	3,465
	United Insurance Holdings Corp.	605,851	3,465
	Eagle Bancorp Montana Inc.	162,151	3,441
*	Malvern Bancorp Inc.	219,520	3,403
*	Esquire Financial Holdings Inc.	176,119	3,380
*	Arlington Asset Investment Corp. Class A	891,951	3,372
	Middlefield Banc Corp.	142,578	3,208
	First Community Corp.	186,326	3,166
	C&F Financial Corp.	84,601	3,140
	Pzena Investment Management Inc. Class A	429,472	3,135
	Hawthorn Bancshares Inc.	142,270	3,116
	Mackinac Financial Corp.	241,856	3,086
*	Trean Insurance Group Inc.	233,192	3,055
	FNCB Bancorp Inc.	466,042	2,983
*	California Bancorp	187,796	2,922
*,1	Guild Holdings Co. Class A	171,100	2,898
	Citizens Community Bancorp Inc.	260,400	2,836
	Level One Bancorp Inc.	140,044	2,833
	Provident Financial Holdings Inc.	178,766	2,808
*	Heritage Global Inc.	1,031,972	2,745
*	Medallion Financial Corp.	559,905	2,744
	Crawford & Co. Class A	367,705	2,717
	Prudential Bancorp Inc.	193,946	2,686
	Luther Burbank Corp.	273,008	2,675
	CB Financial Services Inc.	132,764	2,657
*	Velocity Financial Inc.	424,863	2,647
*	First Western Financial Inc.	135,093	2,644
*	PDL Community Bancorp	250,855	2,636
	Lument Finance Trust Inc.	805,878	2,635
	GAMCO Investors Inc. Class A	148,087	2,627
	SB Financial Group Inc.	143,155	2,617
	Peoples Bancorp of North Carolina Inc.	113,094	2,603
*	Altisource Portfolio Solutions SA	201,981	2,601
	First Financial Northwest Inc.	224,248	2,556
	First Northwest Bancorp	162,578	2,536
*	Pacific Mercantile Bancorp	490,923	2,523
	First Guaranty Bancshares Inc.	140,910	2,504
*	SWK Holdings Corp.	172,716	2,485
	Auburn National Bancorp Inc.	59,198	2,468
	American River Bankshares	184,160	2,422
	Oak Valley Bancorp	141,641	2,354
	Federal Agricultural Mortgage Corp. Class A	35,652	2,326
	BankFinancial Corp.	263,321	2,312
*	Great Elm Group Inc.	837,425	2,295
*	Siebert Financial Corp.	540,866	2,272
	Associated Capital Group Inc. Class A	64,436	2,263
	Greene County Bancorp Inc.	88,514	2,256
	United Security Bancshares	319,796	2,255
	Nexpoint Real Estate Finance Inc.	131,900	2,179
	Ohio Valley Banc Corp.	88,132	2,080
	Plumas Bancorp	87,896	2,066
	Bank7 Corp.	140,514	1,995
	County Bancorp Inc.	90,149	1,990
	Partners Bancorp	304,800	1,981
*	Consumer Portfolio Services Inc.	444,873	1,886
*	Hallmark Financial Services Inc.	520,624	1,853
*	Randolph Bancorp Inc.	80,909	1,785
	Old Point Financial Corp.	93,609	1,775
	BM Technologies Inc.	123,019	1,727
	Sterling Bancorp Inc.	370,328	1,681
25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	FedNat Holding Co.	279,982	1,657
	Salisbury Bancorp Inc.	43,118	1,607
*	BBX Capital Inc.	277,597	1,580
*	Security National Financial Corp. Class A	188,168	1,571
	Union Bankshares Inc.	60,661	1,560
	Colony Bankcorp Inc.	105,757	1,549
	Sachem Capital Corp.	369,704	1,538
	Franklin Financial Services Corp.	56,128	1,517
*	FFBW Inc.	139,598	1,390
	Kingstone Cos. Inc.	202,133	1,344
	AmeriServ Financial Inc.	423,906	1,327
	Manhattan Bridge Capital Inc.	253,464	1,321
	Value Line Inc.	39,223	1,293
	US Global Investors Inc. Class A	235,515	1,284
	Severn Bancorp Inc.	177,711	1,269
	CF Bankshares Inc.	69,650	1,200
	Landmark Bancorp Inc.	52,201	1,193
	Hennessy Advisors Inc.	136,122	1,161
	Riverview Financial Corp.	120,668	1,104
*	Nicholas Financial Inc.	124,481	1,043
*	Bogota Financial Corp.	116,190	1,035
	Sound Financial Bancorp Inc.	32,368	1,028
	IF Bancorp Inc.	46,727	1,006
*,1	GWG Holdings Inc.	137,273	960
	Bank of South Carolina Corp.	57,616	924
	Cortland Bancorp	48,247	898
	CBM Bancorp Inc.	66,233	880
*	Rhinebeck Bancorp Inc.	95,526	816
*	Impac Mortgage Holdings Inc.	244,016	742
*	Limestone Bancorp Inc.	56,772	713
[1]	Emclaire Financial Corp.	21,425	668
	Elmira Savings Bank	52,075	599
*	Broadway Financial Corp.	291,631	539
*	HV Bancorp Inc.	26,133	449
*	Community First Bancshares Inc.	38,693	375
*	Altisource Asset Management Corp.	15,364	362
	Guaranty Federal Bancshares Inc.	20,761	356
*,1	Ashford Inc.	38,757	333
*	National Holdings Corp.	96,260	292
	Summit State Bank	21,601	286
*	FG Financial Group Inc.	34,257	145
[1]	Mid-Southern Bancorp Inc.	8,848	127
	Lake Shore Bancorp Inc.	5,900	77
*	Cohen & Co. Inc.	3,400	56
	Oconee Federal Financial Corp.	1,919	49
*	Kingsway Financial Services Inc.	9,484	45
*	Medley Management Inc. Class A	3,709	30
	Protective Insurance Corp.	1,535	23
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	12
*	Village Bank & Trust Financial Corp.	200	7
	Washington Prime Group Inc.	2	—
*,2	Frontier Financial Corp.	1	—
			113,673,473
Health Care (13.51%)
	Johnson & Johnson	74,205,534	11,678,467
	UnitedHealth Group Inc.	26,742,136	9,377,932
	Merck & Co. Inc.	71,326,645	5,834,520
	Pfizer Inc.	156,686,034	5,767,613
	Abbott Laboratories	49,962,922	5,470,440
	AbbVie Inc.	49,771,582	5,333,025
26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Thermo Fisher Scientific Inc.	11,173,053	5,204,185
	Medtronic plc	37,922,340	4,442,223
	Eli Lilly & Co.	24,271,804	4,098,051
	Danaher Corp.	18,025,035	4,004,081
	Bristol-Myers Squibb Co.	63,734,382	3,953,444
	Amgen Inc.	16,416,065	3,774,382
*	Intuitive Surgical Inc.	3,314,896	2,711,916
	Stryker Corp.	9,534,677	2,336,377
	Anthem Inc.	7,010,652	2,251,050
	Zoetis Inc.	13,406,156	2,218,719
	Cigna Corp.	10,186,672	2,120,661
	Gilead Sciences Inc.	35,353,013	2,059,667
	Becton Dickinson & Co.	8,177,871	2,046,267
*	Vertex Pharmaceuticals Inc.	7,349,132	1,736,894
*	Edwards Lifesciences Corp.	17,568,067	1,602,735
	Humana Inc.	3,730,344	1,530,448
*	Illumina Inc.	4,116,696	1,523,178
*	Boston Scientific Corp.	40,389,344	1,451,997
*	Regeneron Pharmaceuticals Inc.	2,809,583	1,357,338
	HCA Healthcare Inc.	7,631,781	1,255,123
*	IDEXX Laboratories Inc.	2,406,662	1,203,018
	Baxter International Inc.	14,330,080	1,149,846
*	Align Technology Inc.	2,000,663	1,069,114
*	Biogen Inc.	4,342,762	1,063,369
*	Veeva Systems Inc. Class A	3,816,293	1,038,986
	Agilent Technologies Inc.	8,636,855	1,023,381
*	DexCom Inc.	2,709,113	1,001,613
*	Centene Corp.	16,350,273	981,507
*	IQVIA Holdings Inc.	5,404,606	968,343
*	Moderna Inc.	8,919,968	931,869
*	Alexion Pharmaceuticals Inc.	5,870,942	917,276
	Zimmer Biomet Holdings Inc.	5,841,828	900,167
	ResMed Inc.	4,085,074	868,323
*	Teladoc Health Inc.	3,677,746	735,402
	Cerner Corp.	8,637,340	677,858
*	Seagen Inc.	3,807,417	666,831
*	Viatris Inc.	34,520,243	646,909
*	Exact Sciences Corp.	4,480,648	593,641
	West Pharmaceutical Services Inc.	1,986,942	562,921
*	Laboratory Corp. of America Holdings	2,745,764	558,900
	Cooper Cos. Inc.	1,505,761	547,073
	Teleflex Inc.	1,314,862	541,158
*	Hologic Inc.	7,252,803	528,222
*	Catalent Inc.	4,630,363	481,882
*	Insulet Corp.	1,855,810	474,401
*	Incyte Corp.	5,256,665	457,225
*	Horizon Therapeutics plc	6,222,894	455,205
	STERIS plc	2,399,343	454,771
	PerkinElmer Inc.	3,166,071	454,331
	Quest Diagnostics Inc.	3,796,496	452,428
*	Varian Medical Systems Inc.	2,583,857	452,201
*	BioMarin Pharmaceutical Inc.	5,137,126	450,475
	Cardinal Health Inc.	8,269,106	442,893
*	Alnylam Pharmaceuticals Inc.	3,281,885	426,547
*	Novocure Ltd.	2,433,581	421,107
*	ABIOMED Inc.	1,272,858	412,661
*	Elanco Animal Health Inc.	13,327,577	408,757
*	Avantor Inc.	13,887,226	390,925
*	Masimo Corp.	1,395,439	374,508
*	Sarepta Therapeutics Inc.	2,116,466	360,836
*	Molina Healthcare Inc.	1,677,836	356,842
27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	1,407,302	351,628
	Bio-Techne Corp.	1,087,579	345,361
*	Bio-Rad Laboratories Inc. Class A	589,394	343,581
	DENTSPLY SIRONA Inc.	6,180,558	323,614
*	Guardant Health Inc.	2,395,285	308,704
*	10X Genomics Inc. Class A	2,032,803	287,845
	Universal Health Services Inc. Class B	2,087,480	287,029
*	Mirati Therapeutics Inc.	1,276,198	280,304
*	Henry Schein Inc.	4,043,466	270,346
*	Amedisys Inc.	916,361	268,796
*	Repligen Corp.	1,334,391	255,709
*	Neurocrine Biosciences Inc.	2,647,915	253,803
*	Jazz Pharmaceuticals plc	1,495,578	246,845
*	DaVita Inc.	2,058,068	241,617
	Chemed Corp.	448,409	238,827
	Encompass Health Corp.	2,813,104	232,616
*	Ultragenyx Pharmaceutical Inc.	1,663,924	230,337
*	PRA Health Sciences Inc.	1,806,578	226,617
*	Natera Inc.	2,165,148	215,476
*	Denali Therapeutics Inc.	2,536,835	212,485
*	Ionis Pharmaceuticals Inc.	3,757,123	212,428
*	Arrowhead Pharmaceuticals Inc.	2,748,622	210,902
*,1	Novavax Inc.	1,794,949	200,155
*,1	Invitae Corp.	4,731,821	197,837
*	Acceleron Pharma Inc.	1,527,969	195,488
*	Adaptive Biotechnologies Corp.	3,264,703	193,042
*	iRhythm Technologies Inc.	807,158	191,466
*	Fate Therapeutics Inc.	2,092,775	190,296
*	United Therapeutics Corp.	1,253,086	190,206
	Hill-Rom Holdings Inc.	1,881,147	184,296
*	TG Therapeutics Inc.	3,512,776	182,735
*	Quidel Corp.	1,009,158	181,295
*	LHC Group Inc.	845,207	180,300
*	ACADIA Pharmaceuticals Inc.	3,371,422	180,236
*	Blueprint Medicines Corp.	1,569,204	175,986
*	Exelixis Inc.	8,740,538	175,423
*	Iovance Biotherapeutics Inc.	3,740,022	173,537
	Perrigo Co. plc	3,854,011	172,351
*	Haemonetics Corp.	1,433,364	170,212
*,1	Penumbra Inc.	968,644	169,513
*	Amicus Therapeutics Inc.	7,302,601	168,617
*	Halozyme Therapeutics Inc.	3,822,041	163,239
*	Nevro Corp.	924,666	160,060
*	NeoGenomics Inc.	2,964,390	159,603
*	Tandem Diabetes Care Inc.	1,662,858	159,102
*	Twist Bioscience Corp.	1,083,839	153,136
	Bruker Corp.	2,811,932	152,210
*	Envista Holdings Corp.	4,503,671	151,909
*	HealthEquity Inc.	2,178,469	151,861
*,1	Bridgebio Pharma Inc.	2,077,404	147,724
*	Omnicell Inc.	1,205,874	144,729
*	Globus Medical Inc. Class A	2,130,147	138,928
*	Inspire Medical Systems Inc.	720,202	135,463
*	Allakos Inc.	960,281	134,439
*	Integra LifeSciences Holdings Corp.	2,019,095	131,080
*	Syneos Health Inc.	1,912,352	130,289
*	Pacific Biosciences of California Inc.	4,975,691	129,069
*	Sage Therapeutics Inc.	1,474,234	127,536
*	Arena Pharmaceuticals Inc.	1,633,587	125,508
*	Turning Point Therapeutics Inc.	1,025,406	124,946
*	Acadia Healthcare Co. Inc.	2,481,619	124,726
28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Kodiak Sciences Inc.	845,282	124,180
*	Editas Medicine Inc.	1,756,907	123,177
	Premier Inc. Class A	3,429,765	120,385
*	Emergent BioSolutions Inc.	1,341,846	120,229
*	ICU Medical Inc.	557,842	119,652
*	Tenet Healthcare Corp.	2,978,774	118,942
*	PPD Inc.	3,457,263	118,308
*	Neogen Corp.	1,490,969	118,234
*	PTC Therapeutics Inc.	1,920,057	117,181
*	Medpace Holdings Inc.	803,093	111,791
	Ensign Group Inc.	1,435,586	104,683
*	STAAR Surgical Co.	1,292,565	102,397
*	Apellis Pharmaceuticals Inc.	1,715,239	98,112
*	1Life Healthcare Inc.	2,243,628	97,934
*	Insmed Inc.	2,877,748	95,800
*	CareDx Inc.	1,313,586	95,169
*	Reata Pharmaceuticals Inc. Class A	741,814	91,703
*	HMS Holdings Corp.	2,482,354	91,227
	CONMED Corp.	808,471	90,549
*	ChemoCentryx Inc.	1,460,770	90,451
*	Glaukos Corp.	1,194,189	89,875
*	Alkermes plc	4,497,876	89,733
*	Shockwave Medical Inc.	864,500	89,666
*	Nektar Therapeutics Class A	5,087,284	86,484
*	FibroGen Inc.	2,308,164	85,610
*	Intellia Therapeutics Inc.	1,537,701	83,651
*	NanoString Technologies Inc.	1,245,081	83,271
*	Select Medical Holdings Corp.	2,999,433	82,964
*,1	Multiplan Corp.	10,351,665	82,710
*	Merit Medical Systems Inc.	1,483,018	82,322
*	Bluebird Bio Inc.	1,896,749	82,072
*	NuVasive Inc.	1,451,928	81,787
*	Veracyte Inc.	1,614,729	79,025
*	Arvinas Inc.	916,804	77,864
*	Agios Pharmaceuticals Inc.	1,773,503	76,846
*	Corcept Therapeutics Inc.	2,933,815	76,749
*	Global Blood Therapeutics Inc.	1,753,255	75,933
	Cantel Medical Corp.	954,830	75,298
*	Integer Holdings Corp.	923,466	74,976
*	R1 RCM Inc.	3,079,608	73,972
	Patterson Cos. Inc.	2,454,532	72,728
*,1	Beam Therapeutics Inc.	887,162	72,428
*	Xencor Inc.	1,613,823	70,411
*	Axsome Therapeutics Inc.	839,796	68,418
*	Pacira BioSciences Inc.	1,136,204	67,990
*	AtriCure Inc.	1,198,518	66,721
*	BioTelemetry Inc.	910,677	65,642
*	Intra-Cellular Therapies Inc.	2,016,231	64,116
*	Deciphera Pharmaceuticals Inc.	1,112,886	63,512
*	Avanos Medical Inc.	1,335,540	61,275
*	Rocket Pharmaceuticals Inc.	1,103,877	60,537
	Healthcare Services Group Inc.	2,074,025	58,280
*	Kura Oncology Inc.	1,743,609	56,946
*	MEDNAX Inc.	2,302,200	56,496
*	Heron Therapeutics Inc.	2,581,442	54,636
*	Silk Road Medical Inc.	848,101	53,413
*	Maravai LifeSciences Holdings Inc. Class A	1,885,350	52,884
*	Magellan Health Inc.	634,247	52,541
	Owens & Minor Inc.	1,932,212	52,266
*	REVOLUTION Medicines Inc.	1,313,010	51,982
*	Progyny Inc.	1,209,828	51,285
29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Immunovant Inc.	1,102,822	50,939
*	Revance Therapeutics Inc.	1,777,834	50,384
*	Eidos Therapeutics Inc.	382,862	50,377
*	Providence Service Corp.	354,850	49,193
*	Sangamo Therapeutics Inc.	3,143,407	49,053
*	Karuna Therapeutics Inc.	482,203	48,987
*	Addus HomeCare Corp.	417,272	48,858
*	Ironwood Pharmaceuticals Inc. Class A	4,273,148	48,671
*	Prestige Consumer Healthcare Inc.	1,385,420	48,310
*,1	Vir Biotechnology Inc.	1,799,671	48,195
*	GoodRx Holdings Inc. Class A	1,175,786	47,431
*	Endo International plc	6,504,813	46,705
*,1	Sorrento Therapeutics Inc.	6,811,586	46,489
*	Cardiovascular Systems Inc.	1,061,711	46,460
*	Mersana Therapeutics Inc.	1,720,770	45,790
*	Inari Medical Inc.	524,545	45,788
*	Allogene Therapeutics Inc.	1,771,800	44,720
*	Atara Biotherapeutics Inc.	2,230,312	43,781
*,1	Ligand Pharmaceuticals Inc.	433,724	43,134
	US Physical Therapy Inc.	357,597	43,001
*,1	American Well Corp. Class A	1,686,004	42,706
*	AdaptHealth Corp. Class A	1,134,461	42,610
*	Y-mAbs Therapeutics Inc.	860,365	42,597
*	Ocular Therapeutix Inc.	2,019,158	41,797
*,1	Inovio Pharmaceuticals Inc.	4,722,101	41,791
*	Zentalis Pharmaceuticals Inc.	802,049	41,658
*,1	OPKO Health Inc.	10,484,847	41,415
*	Pennant Group Inc.	710,223	41,236
*	REGENXBIO Inc.	892,753	40,495
*	Seres Therapeutics Inc.	1,644,956	40,301
*	Myriad Genetics Inc.	2,030,869	40,160
*	Dicerna Pharmaceuticals Inc.	1,792,512	39,489
*	Health Catalyst Inc.	902,034	39,266
*	Cytokinetics Inc.	1,887,150	39,215
*	Vericel Corp.	1,266,248	39,102
*	Phreesia Inc.	711,511	38,607
*	Travere Therapeutics Inc.	1,406,241	38,327
*	Codexis Inc.	1,704,995	37,220
*,1	BioCryst Pharmaceuticals Inc.	4,950,793	36,883
*	Inovalon Holdings Inc. Class A	2,009,343	36,510
*	Axonics Modulation Technologies Inc.	727,609	36,322
*	Heska Corp.	248,660	36,217
*	Evolent Health Inc. Class A	2,213,399	35,481
*	Supernus Pharmaceuticals Inc.	1,405,926	35,373
*	Translate Bio Inc.	1,907,563	35,156
*	MacroGenics Inc.	1,513,965	34,609
*	ImmunoGen Inc.	5,342,825	34,461
*	Castle Biosciences Inc.	506,796	34,031
*	Arcus Biosciences Inc.	1,288,026	33,437
*	Rhythm Pharmaceuticals Inc.	1,114,935	33,147
*	Coherus Biosciences Inc.	1,902,345	33,063
*	Quanterix Corp.	708,052	32,924
*	Cerus Corp.	4,689,503	32,451
*	Sotera Health Co.	1,176,192	32,275
*	Zogenix Inc.	1,602,432	32,033
*,1	Berkeley Lights Inc.	355,682	31,802
*	Scholar Rock Holding Corp.	650,306	31,559
*,1	Madrigal Pharmaceuticals Inc.	282,997	31,461
*,1	SmileDirectClub Inc.	2,608,663	31,147
*	Stoke Therapeutics Inc.	501,183	31,038
*	Replimune Group Inc.	762,519	29,090
30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Certara Inc.	862,096	29,070
*	SpringWorks Therapeutics Inc.	400,049	29,012
*	Option Care Health Inc.	1,847,278	28,891
*	Arcturus Therapeutics Holdings Inc.	659,408	28,605
*	BioLife Solutions Inc.	714,930	28,519
*	NextGen Healthcare Inc.	1,551,669	28,302
	Luminex Corp.	1,213,451	28,055
*,1	Frequency Therapeutics Inc.	793,650	27,984
*	CorVel Corp.	261,206	27,688
*	Karyopharm Therapeutics Inc.	1,786,637	27,657
*	GenMark Diagnostics Inc.	1,875,383	27,381
*	Keros Therapeutics Inc.	385,435	27,189
*	Adverum Biotechnologies Inc.	2,478,155	26,863
*	Theravance Biopharma Inc.	1,466,437	26,059
	Atrion Corp.	40,191	25,812
*,1	Tabula Rasa HealthCare Inc.	591,827	25,354
*	Epizyme Inc.	2,322,181	25,219
*	Viela Bio Inc.	696,926	25,068
*	Syndax Pharmaceuticals Inc.	1,111,480	24,719
*	Lantheus Holdings Inc.	1,819,233	24,541
*	CryoLife Inc.	1,026,448	24,234
*	Alector Inc.	1,594,488	24,125
*	Community Health Systems Inc.	3,238,375	24,061
*	ALX Oncology Holdings Inc.	278,951	24,046
*	Outset Medical Inc.	421,916	23,982
*,1	Omeros Corp.	1,671,189	23,873
*	Inogen Inc.	527,891	23,586
*	Pulmonx Corp.	341,561	23,575
*	Personalis Inc.	643,727	23,567
	National HealthCare Corp.	353,873	23,501
*	Alphatec Holdings Inc.	1,612,845	23,419
*	Brookdale Senior Living Inc.	5,272,084	23,355
*	Constellation Pharmaceuticals Inc.	810,695	23,348
*	Athenex Inc.	2,104,267	23,273
*,1	IGM Biosciences Inc.	261,849	23,119
*,1	PMV Pharmaceuticals Inc.	374,543	23,038
*	Tivity Health Inc.	1,174,267	23,004
*	Krystal Biotech Inc.	383,252	22,995
*	Radius Health Inc.	1,278,527	22,834
*	Tactile Systems Technology Inc.	506,494	22,762
*	MiMedx Group Inc.	2,501,200	22,711
*	Hanger Inc.	1,031,394	22,680
*	RadNet Inc.	1,146,907	22,445
*	Sutro Biopharma Inc.	1,031,042	22,384
*	Orthofix Medical Inc.	518,670	22,292
*	Meridian Bioscience Inc.	1,189,746	22,236
*,1	Precigen Inc.	2,174,701	22,182
*	Protagonist Therapeutics Inc.	1,094,156	22,058
*,1	PetIQ Inc. Class A	569,569	21,900
*	Enanta Pharmaceuticals Inc.	515,647	21,709
*,1	Shattuck Labs Inc.	409,810	21,478
*	OraSure Technologies Inc.	2,019,547	21,377
*	SI-BONE Inc.	709,306	21,208
*	Relay Therapeutics Inc.	501,879	20,858
*	Amphastar Pharmaceuticals Inc.	1,031,425	20,742
*	Black Diamond Therapeutics Inc.	629,825	20,186
*	Innoviva Inc.	1,626,645	20,154
*	Kadmon Holdings Inc.	4,853,257	20,141
*	Intersect ENT Inc.	873,499	20,003
*	Intercept Pharmaceuticals Inc.	800,799	19,780
*,1	Esperion Therapeutics Inc.	758,370	19,718
31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	LeMaitre Vascular Inc.	484,921	19,639
*,1	Fulgent Genetics Inc.	375,190	19,547
*	Accolade Inc.	447,750	19,477
*	Celldex Therapeutics Inc.	1,108,985	19,429
*	Albireo Pharma Inc.	516,900	19,389
*	Avid Bioservices Inc.	1,670,143	19,273
*	Provention Bio Inc.	1,134,414	19,217
*	Five Prime Therapeutics Inc.	1,128,425	19,195
*	TCR2 Therapeutics Inc.	618,446	19,129
*	Bioxcel Therapeutics Inc.	413,758	19,116
*	MannKind Corp.	6,054,695	18,951
*	Vanda Pharmaceuticals Inc.	1,438,877	18,907
*	Natus Medical Inc.	943,030	18,898
*	Curis Inc.	2,266,214	18,560
*	Surgery Partners Inc.	639,444	18,550
*	Varex Imaging Corp.	1,086,509	18,123
*	Axogen Inc.	1,009,830	18,076
*	Collegium Pharmaceutical Inc.	901,060	18,048
*	Cardiff Oncology Inc.	998,625	17,965
*	Anika Therapeutics Inc.	393,398	17,805
*	Cara Therapeutics Inc.	1,175,401	17,784
*	Aerie Pharmaceuticals Inc.	1,312,461	17,731
*,1	Praxis Precision Medicines Inc.	320,796	17,650
*	NGM Biopharmaceuticals Inc.	582,308	17,641
*	Cerevel Therapeutics Holdings Inc.	1,063,100	17,626
*	IVERIC bio Inc.	2,516,695	17,390
*	Gossamer Bio Inc.	1,769,401	17,110
	National Research Corp.	399,247	17,068
*,1	Vaxart Inc.	2,954,374	16,869
*	Arcutis Biotherapeutics Inc.	598,560	16,837
*	Antares Pharma Inc.	4,181,160	16,683
*	Seer Inc.	296,611	16,652
*,1	Humanigen Inc.	950,100	16,627
*,1	Allovir Inc.	432,415	16,622
*	Rigel Pharmaceuticals Inc.	4,731,676	16,561
*	HealthStream Inc.	749,619	16,372
*	Phathom Pharmaceuticals Inc.	488,294	16,221
*	Forma Therapeutics Holdings Inc.	459,614	16,041
*,1	ZIOPHARM Oncology Inc.	6,220,613	15,676
*	Surmodics Inc.	356,264	15,505
*	Amneal Pharmaceuticals Inc.	3,379,238	15,443
*	ORIC Pharmaceuticals Inc.	455,846	15,430
*	Olema Pharmaceuticals Inc.	318,296	15,304
*	OrthoPediatrics Corp.	370,846	15,297
*	Eagle Pharmaceuticals Inc.	328,292	15,289
*,1	BioNano Genomics Inc.	4,945,464	15,232
*	AngioDynamics Inc.	985,795	15,112
*	Ardelyx Inc.	2,320,549	15,014
*	Nkarta Inc.	243,846	14,989
*	G1 Therapeutics Inc.	831,198	14,953
*	Passage Bio Inc.	569,786	14,569
*	AnaptysBio Inc.	677,180	14,559
*	Flexion Therapeutics Inc.	1,257,173	14,508
*	Apollo Medical Holdings Inc.	787,857	14,394
*,1	Geron Corp.	8,900,597	14,152
*	Triple-S Management Corp. Class B	662,713	14,149
*	Kronos Bio Inc.	471,068	14,071
*,1	Atea Pharmaceuticals Inc.	336,745	14,069
*	Morphic Holding Inc.	415,338	13,935
*	Prelude Therapeutics Inc.	193,411	13,839
*	Kinnate Biopharma Inc.	347,581	13,827
32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Spectrum Pharmaceuticals Inc.	4,047,511	13,802
*,1	Vapotherm Inc.	512,820	13,774
*	Prevail Therapeutics Inc.	594,373	13,712
*,1	Ontrak Inc.	215,943	13,343
*	iTeos Therapeutics Inc.	393,498	13,308
*	Avrobio Inc.	937,651	13,071
*	Atreca Inc. Class A	798,662	12,898
*	Cutera Inc.	530,330	12,786
*	Nurix Therapeutics Inc.	383,254	12,601
*	Athira Pharma Inc.	363,709	12,457
*	Agenus Inc.	3,897,282	12,393
*,1	NantKwest Inc.	920,513	12,270
*	TransMedics Group Inc.	616,157	12,262
*	Akero Therapeutics Inc.	472,701	12,196
*,1	Ocugen Inc.	6,637,849	12,147
*	Fluidigm Corp.	2,019,255	12,116
*	Kiniksa Pharmaceuticals Ltd. Class A	681,085	12,035
*	Dynavax Technologies Corp.	2,699,285	12,012
*	Verastem Inc.	5,613,997	11,958
*	Durect Corp.	5,703,036	11,805
*	Vaxcyte Inc.	443,459	11,783
*	BioDelivery Sciences International Inc.	2,797,300	11,749
*,1	Clovis Oncology Inc.	2,443,691	11,730
*	Eargo Inc.	260,546	11,678
*,1	Marinus Pharmaceuticals Inc.	954,964	11,651
	Phibro Animal Health Corp. Class A	599,096	11,634
*	SeaSpine Holdings Corp.	666,547	11,631
*	OptimizeRx Corp.	366,137	11,409
*	Precision BioSciences Inc.	1,364,588	11,381
*	Cymabay Therapeutics Inc.	1,977,267	11,350
*,1	CEL-SCI Corp.	969,688	11,307
*	Annexon Inc.	451,562	11,303
*,1	Spero Therapeutics Inc.	582,635	11,297
*	Avidity Biosciences Inc.	440,884	11,251
*,1	Relmada Therapeutics Inc.	346,063	11,098
*,1	Aspira Women's Health Inc.	1,648,141	11,059
*	Syros Pharmaceuticals Inc.	1,015,894	11,022
*	Catalyst Pharmaceuticals Inc.	3,248,927	10,851
*,1	Cortexyme Inc.	385,752	10,716
*	Eiger BioPharmaceuticals Inc.	867,085	10,656
*	Joint Corp.	405,263	10,642
*	Calithera Biosciences Inc.	2,130,062	10,459
*	Aligos Therapeutics Inc.	375,417	10,380
*	Akebia Therapeutics Inc.	3,702,882	10,368
*,1	Kymera Therapeutics Inc.	166,782	10,340
*,1	Viking Therapeutics Inc.	1,821,857	10,257
*	Puma Biotechnology Inc.	985,915	10,115
*	DermTech Inc.	311,247	10,097
*	Accuray Inc.	2,408,001	10,041
*	CytoSorbents Corp.	1,257,534	10,023
*	Molecular Templates Inc.	1,062,361	9,976
*,1	Athersys Inc.	5,667,170	9,918
*	ViewRay Inc.	2,591,339	9,899
	Utah Medical Products Inc.	116,122	9,789
*	Forte Biosciences Inc.	264,488	9,630
*	Concert Pharmaceuticals Inc.	754,566	9,538
*,1	Anavex Life Sciences Corp.	1,764,601	9,529
*,1	Applied Molecular Transport Inc.	309,182	9,514
*,1	Trevena Inc.	4,431,569	9,484
*	SIGA Technologies Inc.	1,303,193	9,474
*	Crinetics Pharmaceuticals Inc.	654,599	9,236
33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	RAPT Therapeutics Inc.	466,063	9,205
*	Altimmune Inc.	808,631	9,121
	Invacare Corp.	1,007,876	9,020
*	Homology Medicines Inc.	795,479	8,981
*,1	Pulse Biosciences Inc.	376,415	8,981
*	Cue Biopharma Inc.	713,327	8,924
*	MEI Pharma Inc.	3,362,832	8,878
*,1	XOMA Corp.	199,047	8,784
*	Aeglea BioTherapeutics Inc.	1,109,895	8,735
*	iCAD Inc.	657,197	8,675
*	InfuSystem Holdings Inc.	459,855	8,636
*	Odonate Therapeutics Inc.	449,649	8,633
*,1	TherapeuticsMD Inc.	7,106,586	8,599
*	Chinook Therapeutics Inc.	542,166	8,599
*,1	Evelo Biosciences Inc.	699,285	8,454
*	Otonomy Inc.	1,295,611	8,383
*,1	Paratek Pharmaceuticals Inc.	1,292,583	8,092
*	Dyne Therapeutics Inc.	385,227	8,090
*	Viemed Healthcare Inc.	1,040,941	8,078
*	CytomX Therapeutics Inc.	1,227,561	8,041
*,1	Co-Diagnostics Inc.	853,830	7,941
*	C4 Therapeutics Inc.	239,683	7,941
*	Agile Therapeutics Inc.	2,763,477	7,931
*	Generation Bio Co.	277,851	7,877
*	Applied Therapeutics Inc.	351,051	7,727
*,1	Selecta Biosciences Inc.	2,486,936	7,535
*	ANI Pharmaceuticals Inc.	258,661	7,512
*	ChromaDex Corp.	1,546,354	7,422
*	Voyager Therapeutics Inc.	1,032,649	7,383
*	Chiasma Inc.	1,691,399	7,358
*	Mirum Pharmaceuticals Inc.	416,719	7,276
*,1	VYNE Therapeutics Inc.	4,567,610	7,217
*	Akouos Inc.	361,487	7,168
*,1	Ampio Pharmaceuticals Inc.	4,451,452	7,078
*	Chimerix Inc.	1,460,274	7,053
*	Lannett Co. Inc.	1,079,150	7,036
*,1	Matinas BioPharma Holdings Inc.	5,173,894	7,036
*,1	XBiotech Inc.	449,073	7,028
*,1	Kala Pharmaceuticals Inc.	1,034,168	7,012
*,1	Taysha Gene Therapies Inc.	263,897	7,004
*	Inhibrx Inc.	211,843	6,984
*	Solid Biosciences Inc.	919,416	6,969
*,1	Rubius Therapeutics Inc.	906,537	6,881
*	Aldeyra Therapeutics Inc.	999,919	6,859
*	Neoleukin Therapeutics Inc.	482,134	6,798
*	Stereotaxis Inc.	1,332,352	6,782
*	CTI BioPharma Corp.	2,095,658	6,748
*	Assembly Biosciences Inc.	1,093,608	6,616
*,1	Zynex Inc.	487,559	6,563
*	SOC Telemed Inc.	836,600	6,559
*,1	Xeris Pharmaceuticals Inc.	1,319,237	6,491
*	Immunic Inc.	422,928	6,467
*	Neuronetics Inc.	579,251	6,435
*,1	Lexicon Pharmaceuticals Inc.	1,874,975	6,412
*,1	Arbutus Biopharma Corp.	1,800,274	6,391
*	Magenta Therapeutics Inc.	812,736	6,372
*,1	Lumos Pharma Inc.	177,113	6,325
*,1	Accelerate Diagnostics Inc.	829,094	6,285
*	IntriCon Corp.	345,897	6,261
*	Apyx Medical Corp.	866,145	6,236
*	Kezar Life Sciences Inc.	1,194,710	6,236
34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	American Renal Associates Holdings Inc.	544,530	6,235
*	Pliant Therapeutics Inc.	273,877	6,222
*	GlycoMimetics Inc.	1,645,412	6,187
*	Fortress Biotech Inc.	1,937,455	6,142
*	Repro-Med Systems Inc.	1,020,227	6,142
*	TFF Pharmaceuticals Inc.	428,497	6,136
*	ClearPoint Neuro Inc.	385,675	6,128
*,1	Lineage Cell Therapeutics Inc.	3,474,464	6,115
*,1	Cassava Sciences Inc.	890,577	6,074
*	Ideaya Biosciences Inc.	431,817	6,045
*	Surface Oncology Inc.	645,845	5,968
*	DiaMedica Therapeutics Inc.	587,666	5,959
*	Larimar Therapeutics Inc.	278,350	5,959
*	Oyster Point Pharma Inc.	315,184	5,932
*	iRadimed Corp.	259,999	5,928
*,1	Tarsus Pharmaceuticals Inc.	140,837	5,821
*,1	Acutus Medical Inc.	201,761	5,813
*	Sientra Inc.	1,470,623	5,721
*	89bio Inc.	233,237	5,684
*	Tricida Inc.	797,454	5,622
*	KalVista Pharmaceuticals Inc.	295,770	5,617
*,1	CorMedix Inc.	754,295	5,604
*	Aclaris Therapeutics Inc.	864,817	5,595
*,1,2	PDL BioPharma Inc.	2,258,201	5,578
*	Oncternal Therapeutics Inc.	1,121,238	5,494
*	CASI Pharmaceuticals Inc.	1,856,320	5,476
*	Harpoon Therapeutics Inc.	320,842	5,329
*,1	MediciNova Inc.	1,009,736	5,311
*	Harrow Health Inc.	772,409	5,299
*	Organogenesis Holdings Inc. Class A	686,200	5,167
*	Cabaletta Bio Inc.	408,614	5,100
*	Surgalign Holdings Inc.	2,326,952	5,096
*	Kindred Biosciences Inc.	1,166,265	5,027
*	FONAR Corp.	288,340	5,006
*,1,3	Avenue Therapeutics Inc.	838,827	4,991
*	UNITY Biotechnology Inc.	945,377	4,954
*	Misonix Inc.	395,234	4,940
*,1	Cogent Biosciences Inc.	439,358	4,934
*,1	Oncorus Inc.	152,058	4,916
*	Harvard Bioscience Inc.	1,143,819	4,907
*,1	T2 Biosystems Inc.	3,894,342	4,829
*	Mustang Bio Inc.	1,250,999	4,735
*	Foghorn Therapeutics Inc.	230,537	4,673
*	Hookipa Pharma Inc.	421,243	4,672
*,1	ADMA Biologics Inc.	2,363,570	4,609
*	Alpine Immune Sciences Inc.	363,774	4,584
*,1	Evofem Biosciences Inc.	1,891,104	4,558
*	Sesen Bio Inc.	3,336,005	4,504
*,1	Novan Inc.	5,334,957	4,337
*	Dyadic International Inc.	792,333	4,263
*	Adicet Bio Inc.	303,156	4,259
*,1	Palatin Technologies Inc.	6,080,943	4,110
*	ContraFect Corp.	811,988	4,101
*	AVEO Pharmaceuticals Inc.	709,553	4,094
*	Fulcrum Therapeutics Inc.	347,963	4,075
*,1	Castlight Health Inc. Class B	3,132,276	4,072
*,1	9 Meters Biopharma Inc.	4,740,175	4,072
*	Enzo Biochem Inc.	1,601,433	4,036
*	Pandion Therapeutics Inc.	267,595	3,974
*	SCYNEXIS Inc.	518,494	3,966
*,1	Senseonics Holdings Inc.	4,538,512	3,957
35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Checkpoint Therapeutics Inc.	1,450,118	3,843
*	Biodesix Inc.	190,315	3,837
*,1	Retractable Technologies Inc.	354,604	3,808
*	Catalyst Biosciences Inc.	600,549	3,789
*,1	Verrica Pharmaceuticals Inc.	329,199	3,789
*	NeuBase Therapeutics Inc.	540,651	3,779
*,1	Optinose Inc.	903,166	3,739
*	Jounce Therapeutics Inc.	529,665	3,708
*,1	Inozyme Pharma Inc.	179,610	3,707
*,1	Milestone Scientific Inc.	1,745,143	3,700
*	Seelos Therapeutics Inc.	2,319,138	3,664
*,1	Heat Biologics Inc.	677,728	3,633
*,3	Dare Bioscience Inc.	2,700,357	3,618
*,1	Kaleido Biosciences Inc.	395,701	3,601
*	Champions Oncology Inc.	330,195	3,563
*	SQZ Biotechnologies Co.	122,760	3,558
*	Tela Bio Inc.	235,599	3,543
*	MTBC Inc.	386,909	3,509
*	Ovid therapeutics Inc.	1,517,953	3,506
*	Aptinyx Inc. Class A	1,011,321	3,499
*	Five Star Senior Living Inc.	501,468	3,460
*,1	BrainStorm Cell Therapeutics Inc.	760,173	3,440
*	Aptevo Therapeutics Inc.	92,858	3,403
*,1	Eton Pharmaceuticals Inc.	415,148	3,375
*	Poseida Therapeutics Inc.	305,719	3,354
*	NextCure Inc.	302,361	3,296
*	F-star Therapeutics Inc.	333,742	3,294
*	Cyclerion Therapeutics Inc.	1,074,904	3,289
*,1	Lipocine Inc.	2,396,307	3,259
*	Infinity Pharmaceuticals Inc.	1,510,389	3,202
*,1	Inmune Bio Inc.	185,350	3,192
*	Orgenesis Inc.	705,696	3,176
*	Leap Therapeutics Inc.	1,409,450	3,171
*,1	PAVmed Inc.	1,494,292	3,168
*	Galera Therapeutics Inc.	309,002	3,161
*	Strongbridge Biopharma plc	1,297,600	3,153
*	Genocea Biosciences Inc.	1,292,641	3,128
*	Axcella Health Inc.	600,493	3,117
*	LogicBio Therapeutics Inc.	405,063	3,091
*	Oncocyte Corp.	1,272,724	3,042
*	Abeona Therapeutics Inc.	1,931,895	3,033
*,1	AcelRx Pharmaceuticals Inc.	2,434,573	3,019
*,1	Hepion Pharmaceuticals Inc.	1,373,400	3,008
*	Sio Gene Therapies Inc.	1,060,700	2,949
*	Clearside Biomedical Inc.	1,071,059	2,935
*	Harmony Biosciences Holdings Inc.	80,904	2,925
*,1,3	180 Life Sciences Corp.	1,069,400	2,919
*	Exicure Inc.	1,641,591	2,906
*,1	Aytu BioScience Inc.	479,270	2,866
*	Adamas Pharmaceuticals Inc.	658,862	2,853
*,1	Corbus Pharmaceuticals Holdings Inc.	2,248,182	2,810
*	X4 Pharmaceuticals Inc.	436,094	2,804
*	Exagen Inc.	209,758	2,769
*,1	NantHealth Inc.	847,572	2,738
*,1	Actinium Pharmaceuticals Inc.	349,795	2,728
*,1	Onconova Therapeutics Inc.	5,849,848	2,725
*	Minerva Neurosciences Inc.	1,157,489	2,709
*	Cidara Therapeutics Inc.	1,335,562	2,671
*,1	SELLAS Life Sciences Group Inc.	455,983	2,649
*,1	Zomedica Corp.	11,486,155	2,649
*	Sanara Medtech Inc.	52,782	2,634
36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Chembio Diagnostics Inc.	547,682	2,601
*	Delcath Systems Inc.	141,500	2,536
*	Summit Therapeutics Inc.	533,363	2,507
*	scPharmaceuticals Inc.	473,719	2,506
*	Cellectar Biosciences Inc.	1,203,237	2,503
*	LENSAR Inc.	343,067	2,487
*	Cerecor Inc.	939,669	2,481
*,1	BioSig Technologies Inc.	624,067	2,434
*	Applied Genetic Technologies Corp.	594,128	2,430
*,1	Eloxx Pharmaceuticals Inc.	607,180	2,417
*,1	La Jolla Pharmaceutical Co.	618,756	2,401
*,1	Galectin Therapeutics Inc.	1,065,160	2,386
*,1	Outlook Therapeutics Inc.	1,830,986	2,380
*	Aprea Therapeutics Inc.	482,121	2,372
*,1	Aquestive Therapeutics Inc.	443,278	2,372
*	Merrimack Pharmaceuticals Inc.	344,147	2,371
*,1	Equillium Inc.	426,233	2,280
*	IMARA Inc.	103,014	2,271
*,1	Biomerica Inc.	452,719	2,255
*	Idera Pharmaceuticals Inc.	613,295	2,251
*	Aerpio Pharmaceuticals Inc.	2,290,914	2,245
*	Eyenovia Inc.	360,283	2,183
*,1	OncoSec Medical Inc.	334,217	2,156
*	Pro-Dex Inc.	66,177	2,050
*,1	Soliton Inc.	264,866	2,034
*,1	Zynerba Pharmaceuticals Inc.	615,486	2,031
*,1	cbdMD Inc.	678,500	2,002
*	Aravive Inc.	350,035	1,974
*	Recro Pharma Inc.	684,253	1,950
*	Soleno Therapeutics Inc.	1,006,617	1,943
*	Miragen Therapeutics Inc.	117,532	1,933
*	Liquidia Technologies Inc.	654,845	1,932
*,1	Biocept Inc.	432,307	1,919
*	Evoke Pharma Inc.	738,992	1,907
*	Electromed Inc.	185,664	1,821
*	Tyme Technologies Inc.	1,410,436	1,721
*,1	Graybug Vision Inc.	58,407	1,695
*,1	Cocrystal Pharma Inc.	1,201,742	1,634
*,1	Corvus Pharmaceuticals Inc.	455,261	1,621
*,1	Pulmatrix Inc.	1,311,500	1,561
*	BioAtla Inc.	45,608	1,551
*,1	Evolus Inc.	446,336	1,500
*,1	Rockwell Medical Inc.	1,475,953	1,491
*	Lyra Therapeutics Inc.	129,020	1,471
*,1	Bellerophon Therapeutics Inc.	219,355	1,463
*	EyePoint Pharmaceuticals Inc.	220,583	1,451
*,1	Organovo Holdings Inc.	115,635	1,422
*,1	Windtree Therapeutics Inc.	276,529	1,419
*	IRIDEX Corp.	563,826	1,415
*	Silverback Therapeutics Inc.	30,071	1,393
*,1	PhaseBio Pharmaceuticals Inc.	413,303	1,389
*	Savara Inc.	1,207,729	1,389
*	908 Devices Inc.	24,359	1,387
*	Celcuity Inc.	148,462	1,367
*	Gritstone Oncology Inc.	346,656	1,366
*,1	Zosano Pharma Corp.	2,566,514	1,353
*	Codiak Biosciences Inc.	41,364	1,336
*,1	Conformis Inc.	1,991,378	1,314
*,1	Anixa Biosciences Inc.	424,878	1,304
*	ElectroCore Inc.	814,243	1,270
*	Checkmate Pharmaceuticals Inc.	85,390	1,246
37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Oak Street Health Inc.	20,346	1,244
*,1	Marker Therapeutics Inc.	850,493	1,233
*,1	PDS Biotechnology Corp.	568,427	1,216
*	Apollo Endosurgery Inc.	341,395	1,161
*	Sensus Healthcare Inc.	297,376	1,148
*,1	Synlogic Inc.	530,714	1,146
*,1	Catabasis Pharmaceuticals Inc.	514,051	1,100
*,1	Spruce Biosciences Inc.	44,356	1,078
*	Venus Concept Inc.	609,965	1,055
*,1	Microbot Medical Inc.	152,613	1,052
*	Yumanity Therapeutics Inc.	59,786	1,016
*	Sigilon Therapeutics Inc.	21,066	1,012
*,1	vTv Therapeutics Inc. Class A	536,812	998
*,1	PLx Pharma Inc.	179,441	991
*	Navidea Biopharmaceuticals Inc.	449,841	967
*,1	Guardion Health Sciences Inc.	2,281,099	947
*,1	TransEnterix Inc.	1,496,006	935
*	IsoRay Inc.	1,988,559	895
	Psychemedics Corp.	165,302	841
*	Cumberland Pharmaceuticals Inc.	280,820	826
*	Strata Skin Sciences Inc.	525,713	789
*,1	Soligenix Inc.	608,979	779
*	Brickell Biotech Inc.	988,999	772
*	Assertio Holdings Inc.	1,888,318	675
*,1	Neos Therapeutics Inc.	1,064,676	665
*,1	Celsion Corp.	924,729	657
*,1	AgeX Therapeutics Inc.	426,190	648
*	aTyr Pharma Inc.	152,825	593
*	Daxor Corp.	47,328	592
*	Capital Senior Living Corp.	46,445	573
*,1	Citius Pharmaceuticals Inc.	550,720	562
*,1	Progenity Inc.	105,149	558
*,1	Adamis Pharmaceuticals Corp.	1,099,333	533
*	Genesis Healthcare Inc.	1,001,376	485
*	Opiant Pharmaceuticals Inc.	59,635	482
*,1	Oragenics Inc.	1,068,465	480
*	AzurRx BioPharma Inc.	490,181	475
*	Cohbar Inc.	340,065	456
*	Ekso Bionics Holdings Inc.	72,357	444
*,1	Second Sight Medical Products Inc.	236,310	442
*,1	Acorda Therapeutics Inc.	637,877	440
*	Aridis Pharmaceuticals Inc.	71,744	435
*,1	Precipio Inc.	209,095	433
*	Bioanalytical Systems Inc.	34,320	422
*	Nephros Inc.	48,125	413
*,1	PolarityTE Inc.	600,972	409
*	ImmuCell Corp.	66,289	394
*	Allena Pharmaceuticals Inc.	302,628	387
*,1	Atossa Therapeutics Inc.	397,420	378
*,1	Bellicum Pharmaceuticals Inc.	106,715	377
*	Metacrine Inc.	46,494	365
*,1	Avinger Inc.	795,750	350
*,1	Millendo Therapeutics Inc.	163,214	349
*	Caladrius Biosciences Inc.	242,446	347
*,1	Sunesis Pharmaceuticals Inc.	169,061	336
*,1	Aziyo Biologics Inc. Class A	23,684	323
*,1	Sonnet BioTherapeutics Holdings Inc.	135,963	303
*,1	Vaccinex Inc.	139,733	289
*,1	Baudax Bio Inc.	268,717	271
*	Alimera Sciences Inc.	62,517	264
*	4D Molecular Therapeutics Inc.	6,112	253
38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Satsuma Pharmaceuticals Inc.	54,078	249
*	Aileron Therapeutics Inc.	237,597	247
*	Regulus Therapeutics Inc.	171,946	232
*	Predictive Oncology Inc.	295,185	216
*,1	Biolase Inc.	513,207	214
*,1	Bio-Path Holdings Inc.	60,240	211
*	Entasis Therapeutics Holdings Inc.	79,862	197
*	Petros Pharmaceuticals Inc.	43,424	191
*	Geron Corp. Warrants Exp. 12/31/2025	1,202,419	174
*,1	HTG Molecular Diagnostics Inc.	34,900	167
*,1	Interpace Biosciences Inc.	48,778	153
*	Adial Pharmaceuticals Inc.	90,165	153
*,1	Pulse Biosciences Inc. Warrants Exp. 06/05/2025	8,313	140
*	Acer Therapeutics Inc.	44,344	116
*	Helius Medical Technologies Inc.	294,462	111
*	American Shared Hospital Services	36,338	81
*	Trevi Therapeutics Inc.	32,341	78
*,1	Histogen Inc.	87,394	66
*	Salarius Pharmaceuticals Inc.	52,216	48
*	Lantern Pharma Inc.	1,800	35
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	33
*	Annovis Bio Inc.	4,400	33
*	NovaBay Pharmaceuticals Inc.	40,000	28
*	Hoth Therapeutics Inc.	8,642	20
*	Kintara Therapeutics Inc.	15,900	20
*,2	Elanco Animal Health Inc. CVR	575,457	15
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*	RA Medical Systems Inc.	508	4
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
			146,007,634
Industrials (13.76%)
	Visa Inc. Class A	47,475,346	10,384,282
	Mastercard Inc. Class A	25,072,939	8,949,535
*	PayPal Holdings Inc.	33,030,291	7,735,694
	Accenture plc Class A	17,857,580	4,664,578
	Honeywell International Inc.	19,773,638	4,205,853
	Union Pacific Corp.	18,997,450	3,955,649
	Boeing Co.	15,900,945	3,403,756
	United Parcel Service Inc. Class B	20,127,559	3,389,481
	Raytheon Technologies Corp.	42,790,386	3,059,941
	3M Co.	16,255,715	2,841,336
	Caterpillar Inc.	15,312,606	2,787,201
	General Electric Co.	246,904,328	2,666,567
	Fidelity National Information Services Inc.	17,495,669	2,474,937
	Lockheed Martin Corp.	6,698,136	2,377,704
*	Square Inc. Class A	10,813,193	2,353,383
	Deere & Co.	7,949,718	2,138,872
	American Express Co.	17,022,253	2,058,161
	Automatic Data Processing Inc.	11,486,836	2,023,981
	CSX Corp.	21,579,907	1,958,377
*	Fiserv Inc.	16,075,380	1,830,343
	Global Payments Inc.	8,442,595	1,818,704
	FedEx Corp.	6,665,863	1,730,591
	Norfolk Southern Corp.	7,167,364	1,703,037
	Sherwin-Williams Co.	2,304,091	1,693,300
	Illinois Tool Works Inc.	8,021,929	1,635,511
	DuPont de Nemours Inc.	20,673,559	1,470,097
	Emerson Electric Co.	16,848,440	1,354,109
	Eaton Corp. plc	11,225,501	1,348,632
	Northrop Grumman Corp.	4,229,452	1,288,799
39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Capital One Financial Corp.	12,887,189	1,273,899
	General Dynamics Corp.	6,871,540	1,022,623
	Parker-Hannifin Corp.	3,630,859	989,082
	Trane Technologies plc	6,778,737	984,001
	PPG Industries Inc.	6,659,128	960,379
	Verisk Analytics Inc. Class A	4,590,252	952,890
	Johnson Controls International plc	20,391,425	950,037
	Cummins Inc.	4,171,446	947,335
	Carrier Global Corp.	24,429,569	921,483
*	TransDigm Group Inc.	1,457,932	902,241
	Cintas Corp.	2,489,387	879,899
	Ball Corp.	9,244,966	861,446
	Paychex Inc.	9,137,017	851,387
	PACCAR Inc.	9,791,355	844,798
	Otis Worldwide Corp.	12,210,797	824,839
	Rockwell Automation Inc.	3,272,289	820,723
	Stanley Black & Decker Inc.	4,525,328	808,043
	AMETEK Inc.	6,498,405	785,917
*	Mettler-Toledo International Inc.	671,009	764,736
*	Keysight Technologies Inc.	5,238,114	691,902
	Equifax Inc.	3,436,104	662,618
*	FleetCor Technologies Inc.	2,353,697	642,159
	Fortive Corp.	9,030,563	639,544
	Old Dominion Freight Line Inc.	2,988,079	583,213
*	Zebra Technologies Corp. Class A	1,508,791	579,874
	Vulcan Materials Co.	3,746,107	555,585
	Synchrony Financial	15,630,584	542,538
	Kansas City Southern	2,645,365	539,998
	TransUnion	5,379,963	533,800
	WW Grainger Inc.	1,289,215	526,438
	Xylem Inc.	5,081,009	517,196
	Dover Corp.	4,072,109	514,104
	Martin Marietta Materials Inc.	1,762,193	500,410
*	Ingersoll Rand Inc.	10,615,187	483,628
*	Trimble Inc.	7,077,049	472,535
*	United Rentals Inc.	2,032,650	471,392
	Expeditors International of Washington Inc.	4,742,420	451,052
*	Waters Corp.	1,753,793	433,923
	IDEX Corp.	2,133,338	424,961
*	Teledyne Technologies Inc.	1,041,840	408,380
	Masco Corp.	7,365,711	404,599
*	Generac Holdings Inc.	1,778,947	404,550
	Jacobs Engineering Group Inc.	3,656,455	398,407
*	Fair Isaac Corp.	779,469	398,340
*	Crown Holdings Inc.	3,795,791	380,338
	Westinghouse Air Brake Technologies Corp.	5,121,985	374,929
	Cognex Corp.	4,645,450	372,960
	Packaging Corp. of America	2,682,531	369,948
	CH Robinson Worldwide Inc.	3,822,856	358,852
	Jack Henry & Associates Inc.	2,168,246	351,234
	Graco Inc.	4,708,301	340,646
	Booz Allen Hamilton Holding Corp. Class A	3,895,684	339,626
	RPM International Inc.	3,680,576	334,123
	JB Hunt Transport Services Inc.	2,394,335	327,186
	HEICO Corp. Class A	2,759,202	322,992
	Westrock Co.	7,360,239	320,391
	Howmet Aerospace Inc.	10,997,649	313,873
	Textron Inc.	6,462,142	312,315
*	XPO Logistics Inc.	2,586,941	308,363
	Allegion plc	2,591,189	301,563
	Nordson Corp.	1,465,401	294,472
40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Toro Co.	3,025,523	286,941
	Quanta Services Inc.	3,903,021	281,096
*	Bill.com Holdings Inc.	2,057,437	280,840
*	Trex Co. Inc.	3,278,793	274,501
	Lennox International Inc.	967,650	265,107
	Snap-on Inc.	1,539,971	263,551
	Western Union Co.	11,634,888	255,269
*	WEX Inc.	1,250,253	254,464
	Pentair plc	4,699,831	249,514
	AptarGroup Inc.	1,814,229	248,350
	Hubbell Inc. Class B	1,534,635	240,615
	Carlisle Cos. Inc.	1,510,052	235,840
	MKS Instruments Inc.	1,552,814	233,621
	Owens Corning	3,073,879	232,877
*	Sensata Technologies Holding plc	4,412,719	232,727
	Genpact Ltd.	5,383,134	222,646
*	Axon Enterprise Inc.	1,797,457	220,242
*	Paylocity Holding Corp.	1,064,971	219,288
*	AECOM	4,253,009	211,715
*	Berry Global Group Inc.	3,755,064	210,997
	A O Smith Corp.	3,831,377	210,036
	Watsco Inc.	926,774	209,961
*	Euronet Worldwide Inc.	1,406,206	203,787
	Woodward Inc.	1,676,561	203,752
*	Middleby Corp.	1,573,065	202,800
	Sealed Air Corp.	4,405,221	201,715
	Donaldson Co. Inc.	3,538,423	197,727
	Huntington Ingalls Industries Inc.	1,146,010	195,372
	Lincoln Electric Holdings Inc.	1,665,725	193,641
	Robert Half International Inc.	3,075,959	192,186
	ITT Inc.	2,439,291	187,874
	Knight-Swift Transportation Holdings Inc.	4,266,577	178,428
	Tetra Tech Inc.	1,521,584	176,169
	AGCO Corp.	1,694,234	174,659
*	TopBuild Corp.	937,434	172,563
	Brunswick Corp.	2,236,242	170,491
	Littelfuse Inc.	667,312	169,938
*	Axalta Coating Systems Ltd.	5,946,542	169,774
	Sonoco Products Co.	2,801,131	165,967
	Oshkosh Corp.	1,925,027	165,687
	FLIR Systems Inc.	3,727,451	163,374
	BWX Technologies Inc.	2,690,758	162,199
	CoreLogic Inc.	2,086,785	161,350
	MSA Safety Inc.	1,037,596	155,006
	MDU Resources Group Inc.	5,649,486	148,807
	Landstar System Inc.	1,084,209	146,000
	ManpowerGroup Inc.	1,614,942	145,635
	EMCOR Group Inc.	1,542,863	141,110
	Regal Beloit Corp.	1,143,011	140,373
*	Mercury Systems Inc.	1,567,684	138,050
	Curtiss-Wright Corp.	1,173,715	136,562
	Air Lease Corp. Class A	3,073,689	136,533
	Flowserve Corp.	3,690,707	136,003
*	Builders FirstSource Inc.	3,285,326	134,074
*	Saia Inc.	737,003	133,250
	Allison Transmission Holdings Inc.	3,059,180	131,942
	Exponent Inc.	1,447,282	130,299
	Graphic Packaging Holding Co.	7,675,745	130,027
	Acuity Brands Inc.	1,039,871	125,918
	MAXIMUS Inc.	1,717,240	125,685
*	Vontier Corp.	3,754,261	125,392
41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	KBR Inc.	4,041,185	124,994
*	ACI Worldwide Inc.	3,122,927	120,014
*	Chart Industries Inc.	1,017,963	119,906
	Eagle Materials Inc.	1,175,498	119,137
*	ASGN Inc.	1,402,248	117,130
	Spirit AeroSystems Holdings Inc. Class A	2,964,061	115,865
	Simpson Manufacturing Co. Inc.	1,226,466	114,613
	Louisiana-Pacific Corp.	3,080,196	114,491
*	Proto Labs Inc.	745,024	114,287
*	FTI Consulting Inc.	1,012,176	113,080
	nVent Electric plc	4,796,054	111,700
*	WESCO International Inc.	1,417,167	111,248
*	Aerojet Rocketdyne Holdings Inc.	2,089,047	110,406
*	Colfax Corp.	2,856,455	109,231
	Crane Co.	1,391,980	108,101
*	MasTec Inc.	1,569,626	107,017
	Advanced Drainage Systems Inc.	1,279,597	106,949
*	WillScot Mobile Mini Holdings Corp. Class A	4,528,694	104,930
*	Itron Inc.	1,084,172	103,972
*	Coherent Inc.	683,454	102,532
*	BMC Stock Holdings Inc.	1,902,307	102,116
	John Bean Technologies Corp.	896,246	102,056
	Valmont Industries Inc.	581,792	101,773
	Armstrong World Industries Inc.	1,363,871	101,458
	Altra Industrial Motion Corp.	1,827,386	101,292
	Brink's Co.	1,397,035	100,587
*,1	Bloom Energy Corp. Class A	3,503,033	100,397
	EnerSys	1,189,177	98,773
*	Kratos Defense & Security Solutions Inc.	3,472,967	95,264
	Alliance Data Systems Corp.	1,278,409	94,730
	Triton International Ltd.	1,949,722	94,581
	Ryder System Inc.	1,524,025	94,124
	MSC Industrial Direct Co. Inc. Class A	1,097,525	92,620
	Watts Water Technologies Inc. Class A	759,626	92,447
*	TriNet Group Inc.	1,129,844	91,065
*	AMN Healthcare Services Inc.	1,325,604	90,472
	UniFirst Corp.	422,684	89,478
*,1	Virgin Galactic Holdings Inc.	3,650,151	86,618
*	Kirby Corp.	1,668,049	86,455
	Insperity Inc.	1,041,701	84,815
	Kennametal Inc.	2,340,136	84,807
*	Resideo Technologies Inc.	3,985,856	84,739
	Applied Industrial Technologies Inc.	1,081,750	84,366
	GATX Corp.	983,836	81,835
	Silgan Holdings Inc.	2,138,201	79,285
	Macquarie Infrastructure Corp.	2,108,337	79,168
	EVERTEC Inc.	2,004,838	78,830
*	Livent Corp.	4,150,626	78,198
	AAON Inc.	1,164,255	77,575
*	Shift4 Payments Inc. Class A	1,023,228	77,151
*	ExlService Holdings Inc.	905,604	77,094
	HEICO Corp.	579,816	76,768
	Badger Meter Inc.	811,272	76,308
*	AZEK Co. Inc. Class A	1,978,652	76,079
	Franklin Electric Co. Inc.	1,087,364	75,256
	HB Fuller Co.	1,443,345	74,881
	ESCO Technologies Inc.	724,429	74,776
*,1	Nikola Corp.	4,868,574	74,294
*	Green Dot Corp. Class A	1,275,030	71,147
	Hillenbrand Inc.	1,776,655	70,711
	ABM Industries Inc.	1,867,412	70,663
42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,4	API Group Corp.	3,862,916	70,112
	Korn Ferry	1,579,707	68,717
	Matson Inc.	1,205,765	68,692
	Barnes Group Inc.	1,352,170	68,542
*	SPX FLOW Inc.	1,179,140	68,343
*	Masonite International Corp.	687,920	67,650
	Moog Inc. Class A	844,826	66,995
*	Installed Building Products Inc.	654,938	66,758
	Brady Corp. Class A	1,259,449	66,524
	ManTech International Corp. Class A	742,636	66,050
*	Gibraltar Industries Inc.	902,424	64,920
*	Dycom Industries Inc.	859,195	64,886
	Terex Corp.	1,857,283	64,801
	Werner Enterprises Inc.	1,650,999	64,752
*	Summit Materials Inc. Class A	3,218,051	64,618
*	SPX Corp.	1,175,038	64,087
	Albany International Corp. Class A	864,439	63,467
*	Pluralsight Inc. Class A	3,022,143	63,344
	Trinity Industries Inc.	2,400,210	63,342
*	Beacon Roofing Supply Inc.	1,573,313	63,231
	Maxar Technologies Inc.	1,630,784	62,932
*	Navistar International Corp.	1,412,373	62,088
*	Allegheny Technologies Inc.	3,614,607	60,617
*,1	Workhorse Group Inc.	3,059,637	60,520
	Forward Air Corp.	765,973	58,857
	Federal Signal Corp.	1,677,809	55,653
	Fluor Corp.	3,476,265	55,516
	Cubic Corp.	892,855	55,393
*	Atkore International Group Inc.	1,318,052	54,185
	Mueller Water Products Inc. Class A	4,326,747	53,565
*	Meritor Inc.	1,906,149	53,201
*	AeroVironment Inc.	609,464	52,962
	O-I Glass Inc.	4,401,514	52,378
*	Vicor Corp.	565,163	52,119
	Belden Inc.	1,236,219	51,798
	Comfort Systems USA Inc.	959,816	50,544
*	Hub Group Inc. Class A	879,607	50,138
*	Air Transport Services Group Inc.	1,585,415	49,687
*	Repay Holdings Corp. Class A	1,812,957	49,403
*	Verra Mobility Corp. Class A	3,658,720	49,100
	Otter Tail Corp.	1,146,340	48,846
*,1	Velodyne Lidar Inc.	2,132,610	48,666
	CSW Industrials Inc.	426,887	47,773
*	Welbilt Inc.	3,547,782	46,831
	McGrath RentCorp	695,814	46,689
*	JELD-WEN Holding Inc.	1,834,563	46,525
*,1	CryoPort Inc.	1,049,187	46,038
*	Herc Holdings Inc.	685,242	45,507
	Kadant Inc.	320,394	45,169
	Helios Technologies Inc.	837,648	44,638
	Kaman Corp.	769,444	43,958
	EnPro Industries Inc.	577,442	43,608
*	American Woodmark Corp.	461,531	43,315
	Patrick Industries Inc.	630,293	43,081
*	Atlas Air Worldwide Holdings Inc.	789,336	43,050
	Alamo Group Inc.	311,888	43,025
	Greif Inc. Class A	914,990	42,895
*,1	Hyliion Holdings Corp.	2,598,550	42,824
*	OSI Systems Inc.	443,339	41,328
*	TriMas Corp.	1,269,184	40,195
*	Sykes Enterprises Inc.	1,064,834	40,112
43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Lindsay Corp.	308,712	39,657
*	Huron Consulting Group Inc.	649,318	38,277
	Mesa Laboratories Inc.	133,403	38,239
	Enerpac Tool Group Corp. Class A	1,689,258	38,194
*	Cimpress plc	435,159	38,181
*	CBIZ Inc.	1,412,187	37,578
	TTEC Holdings Inc.	506,409	36,932
	ICF International Inc.	487,805	36,259
	Astec Industries Inc.	622,723	36,043
*	Cardtronics plc Class A	1,005,931	35,509
	AZZ Inc.	748,050	35,488
	Granite Construction Inc.	1,314,197	35,102
*,1	Advantage Solutions Inc.	2,664,310	35,089
*	Ferro Corp.	2,378,455	34,797
	Schneider National Inc. Class B	1,668,586	34,540
	Deluxe Corp.	1,181,277	34,493
*	FARO Technologies Inc.	488,112	34,475
*	Evo Payments Inc. Class A	1,276,333	34,474
	Primoris Services Corp.	1,246,807	34,424
	AAR Corp.	949,936	34,407
	Encore Wire Corp.	567,210	34,356
*	GMS Inc.	1,123,702	34,250
	Tennant Co.	485,317	34,055
	ADT Inc.	4,326,083	33,960
	Raven Industries Inc.	1,020,404	33,765
	MTS Systems Corp.	545,540	31,729
*	PGT Innovations Inc.	1,529,075	31,101
	Greenbrier Cos. Inc.	850,383	30,937
	Griffon Corp.	1,427,634	29,095
*	MYR Group Inc.	483,125	29,036
	ArcBest Corp.	660,764	28,195
	Marten Transport Ltd.	1,613,367	27,798
	Douglas Dynamics Inc.	648,870	27,752
*,1	Eos Energy Enterprises Inc.	1,325,300	27,619
	Standex International Corp.	355,751	27,578
	H&E Equipment Services Inc.	891,052	26,562
	Shyft Group Inc.	931,981	26,450
	Wabash National Corp.	1,463,513	25,216
	Heartland Express Inc.	1,391,676	25,189
*,1	NV5 Global Inc.	316,945	24,969
*	Parsons Corp.	681,923	24,829
*	Construction Partners Inc. Class A	829,533	24,148
	Columbus McKinnon Corp.	621,784	23,901
	Kforce Inc.	545,306	22,952
*	Vivint Smart Home Inc.	1,101,169	22,849
	Apogee Enterprises Inc.	716,517	22,699
*	SEACOR Holdings Inc.	544,697	22,578
*	Conduent Inc.	4,666,134	22,397
*	Great Lakes Dredge & Dock Corp.	1,693,762	22,307
	Myers Industries Inc.	1,047,315	21,763
*	CIRCOR International Inc.	557,195	21,419
	Quanex Building Products Corp.	938,690	20,811
	Kelly Services Inc. Class A	989,639	20,357
	Gorman-Rupp Co.	614,236	19,932
	Chase Corp.	196,955	19,894
*	Paya Holdings Inc. Class A	1,459,900	19,825
*	TrueBlue Inc.	1,033,069	19,308
	Argan Inc.	426,261	18,964
*	Echo Global Logistics Inc.	701,211	18,806
*	Energy Recovery Inc.	1,360,706	18,560
*	Pactiv Evergreen Inc.	1,013,887	18,392
44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	SP Plus Corp.	636,964	18,364
*	US Concrete Inc.	439,943	17,585
*	BrightView Holdings Inc.	1,162,058	17,570
*	Aegion Corp. Class A	917,814	17,429
	Hyster-Yale Materials Handling Inc.	291,958	17,386
	Triumph Group Inc.	1,358,614	17,064
*	Ducommun Inc.	317,436	17,046
*	Modine Manufacturing Co.	1,335,374	16,772
*	Cornerstone Building Brands Inc.	1,806,568	16,765
*	Vectrus Inc.	321,172	15,969
*	Gates Industrial Corp. plc	1,250,846	15,961
*	PAE Inc.	1,681,971	15,441
*	Lydall Inc.	509,301	15,294
	Heidrick & Struggles International Inc.	520,481	15,292
*	USA Technologies Inc.	1,427,200	14,957
	Cass Information Systems Inc.	383,071	14,905
*	Donnelley Financial Solutions Inc.	866,403	14,703
	CAI International Inc.	470,427	14,696
*	Tutor Perini Corp.	1,130,162	14,636
*	Forterra Inc.	837,665	14,404
	Barrett Business Services Inc.	208,990	14,255
*	Thermon Group Holdings Inc.	898,997	14,051
*	Sterling Construction Co. Inc.	750,305	13,963
*	Willdan Group Inc.	332,871	13,881
*	Manitowoc Co. Inc.	1,016,282	13,527
	Allied Motion Technologies Inc.	242,746	12,404
	Ennis Inc.	686,696	12,258
*	Ranpak Holdings Corp. Class A	892,151	11,991
*	Aspen Aerogels Inc.	706,602	11,793
	International Seaways Inc.	705,848	11,527
	Insteel Industries Inc.	513,521	11,436
	CRA International Inc.	223,487	11,382
	Miller Industries Inc.	298,262	11,340
	VSE Corp.	282,348	10,868
	Resources Connection Inc.	856,988	10,772
*	Montrose Environmental Group Inc.	347,085	10,746
*	Foundation Building Materials Inc.	549,113	10,548
*	Titan Machinery Inc.	536,930	10,497
*	DXP Enterprises Inc.	459,876	10,223
*	Napco Security Technologies Inc.	384,170	10,073
	Kronos Worldwide Inc.	666,976	9,945
*	IES Holdings Inc.	215,774	9,934
*	UFP Technologies Inc.	203,567	9,486
*	Team Inc.	848,460	9,248
*	Veritiv Corp.	439,557	9,138
*	Luna Innovations Inc.	900,786	8,900
*	Commercial Vehicle Group Inc.	1,006,626	8,707
*	Vishay Precision Group Inc.	275,041	8,658
*	Astronics Corp.	651,945	8,625
*	Franklin Covey Co.	385,040	8,575
*	Radiant Logistics Inc.	1,443,275	8,371
	Park Aerospace Corp.	620,131	8,316
*	ShotSpotter Inc.	217,052	8,183
*	Cross Country Healthcare Inc.	918,151	8,144
*	Northwest Pipe Co.	286,630	8,112
*	BlueLinx Holdings Inc.	273,836	8,012
*	I3 Verticals Inc. Class A	234,774	7,795
	Hurco Cos. Inc.	257,763	7,733
*	GreenSky Inc. Class A	1,662,071	7,695
	Powell Industries Inc.	260,591	7,685
*	Atlanticus Holdings Corp.	301,063	7,415
45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Gencor Industries Inc.	598,959	7,367
*	Lawson Products Inc.	144,024	7,332
	Park-Ohio Holdings Corp.	235,263	7,270
*	Daseke Inc.	1,249,504	7,260
*	Blue Bird Corp.	394,893	7,211
*	Transcat Inc.	204,590	7,095
	Titan International Inc.	1,453,962	7,066
	LSI Industries Inc.	820,582	7,024
*	Orion Energy Systems Inc.	699,328	6,902
*,1	Rekor Systems Inc.	835,069	6,739
*	CECO Environmental Corp.	960,107	6,682
*	YRC Worldwide Inc.	1,471,575	6,519
	REV Group Inc.	719,123	6,335
*	L B Foster Co. Class A	368,221	5,542
	United States Lime & Minerals Inc.	47,932	5,464
	Graham Corp.	355,298	5,393
*	GP Strategies Corp.	451,292	5,352
*,1	EVI Industries Inc.	178,221	5,332
	Preformed Line Products Co.	76,983	5,269
*,1	Alpha Pro Tech Ltd.	467,491	5,213
*	Horizon Global Corp.	564,056	4,845
*	Covenant Logistics Group Inc. Class A	311,736	4,617
*	ServiceSource International Inc.	2,620,460	4,612
*,1	Eagle Bulk Shipping Inc.	239,002	4,541
*	Acacia Research Corp.	1,150,984	4,535
*	US Xpress Enterprises Inc. Class A	662,565	4,532
*	Infrastructure & Energy Alternatives Inc.	266,408	4,414
*,1	ExOne Co.	462,239	4,387
	RR Donnelley & Sons Co.	1,931,025	4,364
	Universal Logistics Holdings Inc.	208,127	4,285
*	PRGX Global Inc.	551,565	4,208
	BG Staffing Inc.	309,138	4,170
*	Overseas Shipholding Group Inc. Class A	1,918,517	4,106
*	Broadwind Inc.	517,577	4,104
*,3	Research Solutions Inc.	1,731,900	4,035
*	Orion Group Holdings Inc.	803,116	3,983
*	General Finance Corp.	464,064	3,949
*	Information Services Group Inc.	1,188,314	3,898
*	PFSweb Inc.	578,269	3,892
*	Nesco Holdings Inc.	520,909	3,839
*	Core Molding Technologies Inc.	263,220	3,706
*	Mayville Engineering Co. Inc.	268,889	3,609
*,1	MICT Inc.	1,723,800	3,586
*	Select Interior Concepts Inc. Class A	501,023	3,582
*	DHI Group Inc.	1,604,903	3,563
*	Paysign Inc.	758,011	3,517
*	LightPath Technologies Inc. Class A	871,749	3,417
*	Concrete Pumping Holdings Inc.	866,591	3,319
*	Mistras Group Inc.	423,590	3,287
*	Babcock & Wilcox Enterprises Inc.	872,579	3,063
*,3	Perma-Pipe International Holdings Inc.	471,899	2,860
*,1	HC2 Holdings Inc.	861,719	2,809
	Quad/Graphics Inc.	729,832	2,788
*	PAM Transportation Services Inc.	56,754	2,781
*	Ultralife Corp.	419,938	2,717
*	Manitex International Inc.	516,837	2,667
*	Willis Lease Finance Corp.	84,813	2,583
*	StarTek Inc.	342,398	2,575
*,1	Wrap Technologies Inc.	529,456	2,557
*	Twin Disc Inc.	308,848	2,424
*	Huttig Building Products Inc.	622,851	2,286
46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Armstrong Flooring Inc.	588,289	2,247
*,1	Energous Corp.	1,199,291	2,159
*	Frequency Electronics Inc.	197,467	2,135
	HireQuest Inc.	198,190	1,976
*	Limbach Holdings Inc.	158,561	1,955
	Innovative Solutions & Support Inc.	297,609	1,940
*	CPI Aerostructures Inc.	436,504	1,672
*,1	Digital Ally Inc.	658,350	1,541
*	USA Truck Inc.	162,664	1,453
*	DLH Holdings Corp.	132,421	1,234
*	Houston Wire & Cable Co.	438,500	1,223
	RF Industries Ltd.	248,889	1,222
*	ClearSign Technologies Corp.	411,863	1,207
*,1	Odyssey Marine Exploration Inc.	169,811	1,206
*	Target Hospitality Corp.	751,463	1,187
*,1	Coda Octopus Group Inc.	183,468	1,154
	Greif Inc. Class B	21,694	1,050
*	Volt Information Sciences Inc.	572,256	1,013
*	Hudson Technologies Inc.	884,344	964
*	Air Industries Group	747,231	919
*	Hill International Inc.	475,540	913
*	Air T Inc.	32,804	817
*,1	ENGlobal Corp.	236,100	756
	AMCON Distributing Co.	6,102	726
*	Hudson Global Inc.	66,260	696
	Espey Manufacturing & Electronics Corp.	36,520	691
*	Performant Financial Corp.	744,195	656
*	FreightCar America Inc.	242,168	584
*	Wireless Telecom Group Inc.	305,882	541
*	Astrotech Corp.	289,092	512
*,1	Applied DNA Sciences Inc.	90,984	464
*,1	Polar Power Inc.	92,381	441
*	Usio Inc.	142,603	381
*	LS Starrett Co. Class A	87,251	369
*	Image Sensing Systems Inc.	79,211	357
*	Jewett-Cameron Trading Co. Ltd.	32,900	288
*	ShiftPixy Inc.	114,467	285
*	Ballantyne Strong Inc.	124,748	251
*,1	Lightbridge Corp.	59,325	251
*	ALJ Regional Holdings Inc.	116,110	128
	P&F Industries Inc. Class A	19,462	118
*,1	BioHiTech Global Inc.	58,891	66
*	Sypris Solutions Inc.	35,375	54
*	Servotronics Inc.	5,014	43
*	LGL Group Inc.	2,391	30
	Patriot Transportation Holding Inc.	3,092	27
*	Air T Funding Warrants Exp. 01/15/2021	90,675	21
*	LGL Group Inc. Warrants Exp. 12/16/2025	2,391	1
*,2	Patriot National Inc.	129,819	—
*	Eagle Bulk Shipping Inc. Warrants Exp. 10/15/2021	1	—
			148,696,873
Other (0.00%)[5]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	2,021,007	1,779
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,2	Spirit MTA REIT	2,854,330	764
*,2	Aduro Biotech Inc. CVR	415,255	249
*,2	New York REIT Liquidating LLC	19,100	235
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Proteostasis Therapeutics Inc. CVR	1,195,732	129
*,2	Ambit Biosciences Corp. CVR	201,330	121
47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,2	Media General Inc. CVR	2,351,648	91
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	169,257	54
*,2	First Eagle Private Credit LLC CVR	551,185	50
*,1,2	Ominto Inc.	101,171	42
*,1	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	SRAX Inc. Rights	148,260	27
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,2	Clinical Data Care CVR	216,285	—
*,2	Omthera Pharmaceuticals Inc. CVR	121,311	—
*,1,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,2	NuPathe Inc.	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
*,2	Adolor Corp. Rights	592,629	—
*,2	Universal Travel Group	42,843	—
*,1,2	Harvest Natural Resources Inc.	51,829	—
*,1,2	Contra Costa County Public Financing Authority CVR	250,874	—
*,2	Contra Costa County Board of Education CVR	70,194	—
*,2	F Star Therapeutics Inc. CVR	61,021	—
			4,741
Real Estate (3.36%)
	American Tower Corp.	12,530,452	2,812,585
	Prologis Inc.	20,839,331	2,076,848
	Crown Castle International Corp.	12,133,033	1,931,458
	Equinix Inc.	2,508,687	1,791,654
	Digital Realty Trust Inc.	7,881,525	1,099,552
*	CoStar Group Inc.	1,112,988	1,028,713
	Public Storage	4,206,113	971,318
	SBA Communications Corp. Class A	3,137,877	885,289
	Simon Property Group Inc.	9,168,137	781,859
	Welltower Inc.	11,769,373	760,537
	Weyerhaeuser Co.	21,122,881	708,250
	Alexandria Real Estate Equities Inc.	3,774,567	672,703
	AvalonBay Communities Inc.	3,946,430	633,126
	Equity Residential	10,545,350	625,128
	Realty Income Corp.	9,827,683	610,987
*	CBRE Group Inc. Class A	8,994,684	564,147
	Ventas Inc.	10,563,091	518,014
	Invitation Homes Inc.	15,869,526	471,325
	Healthpeak Properties Inc.	15,242,373	460,777
	Sun Communities Inc.	3,010,728	457,480
	Essex Property Trust Inc.	1,846,959	438,505
	Extra Space Storage Inc.	3,651,962	423,116
	Duke Realty Corp.	10,465,452	418,304
	Mid-America Apartment Communities Inc.	3,244,816	411,086
*	Zillow Group Inc. Class C	3,062,822	397,554
	VICI Properties Inc.	15,144,385	386,182
	Boston Properties Inc.	3,972,644	375,534
	WP Carey Inc.	4,920,509	347,290
	Medical Properties Trust Inc.	14,987,994	326,588
	UDR Inc.	8,366,739	321,534
*	Zillow Group Inc. Class A	2,319,343	315,291
	Equity LifeStyle Properties Inc.	4,639,483	293,958
	Host Hotels & Resorts Inc.	20,051,881	293,359
	Camden Property Trust	2,759,952	275,774
	Gaming & Leisure Properties Inc.	6,224,389	263,914
	CyrusOne Inc.	3,363,874	246,067
	Iron Mountain Inc.	8,172,273	240,919
	Omega Healthcare Investors Inc.	6,418,106	233,106
	Americold Realty Trust	6,233,486	232,696
48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	VEREIT Inc.	6,116,421	231,140
	American Homes 4 Rent Class A	7,548,832	226,465
*	RealPage Inc.	2,590,366	225,984
	STORE Capital Corp.	6,596,332	224,143
	Regency Centers Corp.	4,818,694	219,684
*	Jones Lang LaSalle Inc.	1,448,141	214,861
	Lamar Advertising Co. Class A	2,444,165	203,403
	National Retail Properties Inc.	4,928,723	201,683
	Vornado Realty Trust	5,057,917	188,863
	Kilroy Realty Corp.	3,273,335	187,889
*	Redfin Corp.	2,731,981	187,496
	CubeSmart	5,455,783	183,369
	Federal Realty Investment Trust	2,145,370	182,614
	Rexford Industrial Realty Inc.	3,601,773	176,883
	Kimco Realty Corp.	11,627,990	174,536
	Healthcare Trust of America Inc. Class A	6,211,023	171,052
	American Campus Communities Inc.	3,907,877	167,140
*	Apartment Income REIT Corp.	4,213,209	161,829
	Life Storage Inc.	1,344,141	160,477
	EastGroup Properties Inc.	1,105,617	152,641
	CoreSite Realty Corp.	1,205,576	151,035
	First Industrial Realty Trust Inc.	3,584,060	150,996
	Cousins Properties Inc.	4,200,045	140,701
	Brixmor Property Group Inc.	8,407,905	139,151
	Douglas Emmett Inc.	4,748,477	138,561
	STAG Industrial Inc.	4,322,271	135,374
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,979,598	125,566
	SL Green Realty Corp.	2,048,091	122,025
	Spirit Realty Capital Inc.	3,006,637	120,777
	Highwoods Properties Inc.	2,954,257	117,077
	Innovative Industrial Properties Inc.	631,652	115,674
	Park Hotels & Resorts Inc.	6,731,599	115,447
	Healthcare Realty Trust Inc.	3,848,106	113,904
	Rayonier Inc.	3,828,776	112,489
	JBG SMITH Properties	3,589,740	112,251
	Terreno Realty Corp.	1,911,617	111,849
	QTS Realty Trust Inc. Class A	1,780,287	110,164
	Physicians Realty Trust	5,904,547	105,101
	Hudson Pacific Properties Inc.	4,359,179	104,707
	Agree Realty Corp.	1,518,665	101,113
	Sabra Health Care REIT Inc.	5,813,624	100,983
	Ryman Hospitality Properties Inc.	1,402,623	95,042
*	Howard Hughes Corp.	1,202,986	94,952
	PotlatchDeltic Corp.	1,790,416	89,557
	Equity Commonwealth	3,193,834	87,128
	National Health Investors Inc.	1,188,290	82,194
	Corporate Office Properties Trust	3,148,954	82,125
	Lexington Realty Trust	7,658,922	81,338
	Outfront Media Inc.	4,089,534	79,991
	Apple Hospitality REIT Inc.	6,007,002	77,550
	Uniti Group Inc.	6,523,317	76,518
	PS Business Parks Inc.	569,132	75,621
	Weingarten Realty Investors	3,413,284	73,966
	Pebblebrook Hotel Trust	3,713,889	69,821
	Sunstone Hotel Investors Inc.	6,084,510	68,937
	EPR Properties	2,113,725	68,696
	RLJ Lodging Trust	4,715,682	66,727
	Colony Capital Inc.	13,671,708	65,761
	Essential Properties Realty Trust Inc.	2,889,596	61,259
	Four Corners Property Trust Inc.	2,052,608	61,106
	Kennedy-Wilson Holdings Inc.	3,394,177	60,722
49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	CareTrust REIT Inc.	2,684,523	59,543
	Brandywine Realty Trust	4,772,524	56,841
	Piedmont Office Realty Trust Inc. Class A	3,458,825	56,137
	National Storage Affiliates Trust	1,526,376	54,995
	Service Properties Trust	4,687,160	53,855
	Retail Properties of America Inc. Class A	6,003,683	51,392
	Easterly Government Properties Inc.	2,180,943	49,398
	Xenia Hotels & Resorts Inc.	3,225,535	49,028
	Washington REIT	2,257,648	48,833
	Paramount Group Inc.	5,363,082	48,482
*	DiamondRock Hospitality Co.	5,650,738	46,619
	Columbia Property Trust Inc.	3,232,340	46,352
*	Cushman & Wakefield plc	3,119,725	46,266
	Empire State Realty Trust Inc. Class A	4,857,636	45,273
	Monmouth Real Estate Investment Corp.	2,571,211	44,533
	SITE Centers Corp.	4,383,170	44,358
	Industrial Logistics Properties Trust	1,903,402	44,330
	Global Net Lease Inc.	2,545,556	43,631
*	Realogy Holdings Corp.	3,272,077	42,930
	LTC Properties Inc.	1,079,564	42,006
	Retail Opportunity Investments Corp.	3,100,888	41,521
	American Assets Trust Inc.	1,423,939	41,123
	Urban Edge Properties	3,122,227	40,402
[1]	Macerich Co.	3,743,212	39,940
	Kite Realty Group Trust	2,346,272	35,100
	Alexander & Baldwin Inc.	2,028,066	34,842
	Acadia Realty Trust	2,439,447	34,616
	Independence Realty Trust Inc.	2,555,586	34,321
	St. Joe Co.	798,019	33,876
	Safehold Inc.	434,097	31,468
	Office Properties Income Trust	1,350,191	30,676
	Newmark Group Inc. Class A	4,139,411	30,176
[1]	GEO Group Inc.	3,282,925	29,087
	Community Healthcare Trust Inc.	600,383	28,284
	Getty Realty Corp.	1,006,927	27,731
	Mack-Cali Realty Corp.	2,187,451	27,256
	Diversified Healthcare Trust	6,562,907	27,039
	Summit Hotel Properties Inc.	2,984,533	26,891
	Centerspace	379,307	26,794
[1]	Tanger Factory Outlet Centers Inc.	2,566,544	25,563
*	Marcus & Millichap Inc.	673,970	25,092
	NexPoint Residential Trust Inc.	582,809	24,659
	American Finance Trust Inc.	3,127,867	23,240
	Universal Health Realty Income Trust	354,637	22,792
	Apartment Investment & Management Co. Class A	4,208,983	22,223
	CoreCivic Inc.	3,321,978	21,759
	Front Yard Residential Corp.	1,342,568	21,750
[1]	Broadstone Net Lease Inc. Class A	1,009,342	19,763
	RPT Realty	2,246,909	19,436
	Gladstone Commercial Corp.	1,008,697	18,157
	Armada Hoffler Properties Inc.	1,537,823	17,254
	RE/MAX Holdings Inc. Class A	471,130	17,116
	Colony Credit Real Estate Inc.	2,263,232	16,974
	UMH Properties Inc.	1,104,230	16,354
	RMR Group Inc. Class A	420,637	16,245
	Alexander's Inc.	58,463	16,215
	Global Medical REIT Inc.	1,228,480	16,044
[1]	Brookfield Property REIT Inc. Class A	996,616	14,889
*,1	Seritage Growth Properties Class A	939,193	13,787
	Chatham Lodging Trust	1,243,653	13,431
	CatchMark Timber Trust Inc. Class A	1,404,306	13,144
50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Franklin Street Properties Corp.	2,756,483	12,046
	Urstadt Biddle Properties Inc. Class A	836,941	11,826
	Gladstone Land Corp.	764,870	11,198
	City Office REIT Inc.	1,124,425	10,986
	NETSTREIT Corp.	555,203	10,821
	Saul Centers Inc.	338,220	10,715
	Ares Commercial Real Estate Corp.	862,240	10,269
	CorePoint Lodging Inc.	1,485,953	10,223
	New Senior Investment Group Inc.	1,898,082	9,832
	Hersha Hospitality Trust Class A	1,219,370	9,621
*	Rafael Holdings Inc. Class B	410,756	9,579
*	Forestar Group Inc.	470,728	9,499
	Bluerock Residential Growth REIT Inc. Class A	746,912	9,463
	Preferred Apartment Communities Inc. Class A	1,265,981	9,368
*	Tejon Ranch Co.	635,502	9,183
	Plymouth Industrial REIT Inc.	611,386	9,171
	Whitestone REIT	1,119,109	8,919
	One Liberty Properties Inc.	420,008	8,430
	CTO Realty Growth Inc.	177,935	7,502
[1]	Farmland Partners Inc.	833,298	7,250
	Retail Value Inc.	462,698	6,880
*	PICO Holdings Inc.	724,426	6,773
	BRT Apartments Corp.	432,843	6,579
*	FRP Holdings Inc.	132,993	6,058
*	Maui Land & Pineapple Co. Inc.	513,463	5,920
*	Stratus Properties Inc.	227,088	5,791
*	Fathom Holdings Inc.	137,900	4,970
	Tiptree Inc.	896,304	4,499
	CIM Commercial Trust Corp.	275,345	3,921
	Postal Realty Trust Inc. Class A	227,591	3,842
*	Braemar Hotels & Resorts Inc.	815,154	3,758
	Clipper Realty Inc.	530,809	3,742
*,1	Ashford Hospitality Trust Inc.	1,280,870	3,317
[1]	Washington Prime Group Inc.	487,304	3,172
	Alpine Income Property Trust Inc.	205,500	3,080
	Cedar Realty Trust Inc.	285,487	2,892
	CorEnergy Infrastructure Trust Inc.	299,603	2,052
*	Indus Realty Trust Inc.	25,617	1,601
	Global Self Storage Inc.	358,172	1,436
	Sotherly Hotels Inc.	529,818	1,325
[1]	Pennsylvania REIT	1,317,820	1,318
	Urstadt Biddle Properties Inc.	94,274	1,130
*	Condor Hospitality Trust Inc.	211,609	834
*	Power REIT	29,103	777
*,1	Avalon GloboCare Corp.	470,565	527
*,1	Wheeler REIT Inc.	130,830	362
*	InterGroup Corp.	7,266	221
*	Transcontinental Realty Investors Inc.	6,597	159
*	JW Mays Inc.	4,010	89
*	Trinity Place Holdings Inc.	36,941	46
*	Power REIT Rights	29,103	6
			36,303,445
Technology (26.11%)
	Apple Inc.	431,284,490	57,227,139
	Microsoft Corp.	213,105,312	47,398,884
*	Facebook Inc. Class A	67,764,638	18,510,589
*	Alphabet Inc. Class A	8,507,525	14,910,629
*	Alphabet Inc. Class C	7,871,113	13,789,245
	NVIDIA Corp.	16,577,597	8,656,821
*	Adobe Inc.	13,529,688	6,766,468
51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Intel Corp.	115,513,847	5,754,900
*	salesforce.com Inc.	24,356,433	5,420,037
	Broadcom Inc.	11,392,214	4,988,081
	QUALCOMM Inc.	31,883,663	4,857,157
	Texas Instruments Inc.	25,880,263	4,247,728
	Oracle Corp.	50,942,967	3,295,501
	International Business Machines Corp.	25,112,170	3,161,120
*	Advanced Micro Devices Inc.	33,884,532	3,107,550
*	ServiceNow Inc.	5,494,667	3,024,430
	Intuit Inc.	7,016,123	2,665,074
*	Micron Technology Inc.	31,387,473	2,359,710
	Applied Materials Inc.	25,758,978	2,223,000
	Lam Research Corp.	4,061,112	1,917,941
*	Autodesk Inc.	6,186,607	1,889,019
*	Zoom Video Communications Inc. Class A	5,214,728	1,759,032
*	Snap Inc. Class A	31,318,207	1,568,103
	Analog Devices Inc.	10,436,123	1,541,728
*	Twilio Inc. Class A	3,951,984	1,337,747
	Roper Technologies Inc.	2,960,819	1,276,379
	Cognizant Technology Solutions Corp. Class A	15,081,472	1,235,927
*	Workday Inc. Class A	5,067,408	1,214,202
*	Twitter Inc.	22,402,882	1,213,116
	TE Connectivity Ltd.	9,348,114	1,131,776
	KLA Corp.	4,358,619	1,128,490
*	Synopsys Inc.	4,288,496	1,111,750
	Amphenol Corp. Class A	8,454,721	1,105,624
*	DocuSign Inc. Class A	4,961,547	1,102,952
*	Match Group Inc.	7,116,397	1,075,928
*	Cadence Design Systems Inc.	7,877,468	1,074,723
*	Crowdstrike Holdings Inc. Class A	4,937,525	1,045,867
	Microchip Technology Inc.	7,315,737	1,010,376
	Xilinx Inc.	6,913,216	980,087
	HP Inc.	38,729,987	952,370
*	Pinterest Inc. Class A	14,396,715	948,744
*	Palo Alto Networks Inc.	2,559,256	909,534
	Marvell Technology Group Ltd.	18,821,586	894,778
*	ANSYS Inc.	2,425,092	882,248
*	Okta Inc.	3,377,818	858,844
*	RingCentral Inc. Class A	2,119,558	803,249
	Corning Inc.	21,554,540	775,963
*	Splunk Inc.	4,515,144	767,078
	Skyworks Solutions Inc.	4,692,191	717,342
	Maxim Integrated Products Inc.	7,541,761	668,577
*	Coupa Software Inc.	1,939,507	657,318
*	Paycom Software Inc.	1,407,600	636,587
*	VeriSign Inc.	2,738,676	592,650
*	Fortinet Inc.	3,890,899	577,915
	Teradyne Inc.	4,700,117	563,497
*	Slack Technologies Inc. Class A	12,929,697	546,150
*	Qorvo Inc.	3,230,306	537,103
*	EPAM Systems Inc.	1,498,377	536,943
*	MongoDB Inc.	1,492,441	535,846
	CDW Corp.	4,040,340	532,476
*	Dell Technologies Inc. Class C	6,939,744	508,614
*	Tyler Technologies Inc.	1,136,936	496,295
*	Datadog Inc. Class A	4,984,137	490,638
*	HubSpot Inc.	1,224,677	485,511
*	Akamai Technologies Inc.	4,603,070	483,276
*	Zendesk Inc.	3,268,216	467,747
	Citrix Systems Inc.	3,474,216	451,996
	SS&C Technologies Holdings Inc.	6,186,344	450,057
52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Western Digital Corp.	8,110,963	449,266
	Monolithic Power Systems Inc.	1,206,278	441,775
*	Arista Networks Inc.	1,494,496	434,256
	Hewlett Packard Enterprise Co.	36,396,866	431,303
*	Cloudflare Inc. Class A	5,603,059	425,776
	Leidos Holdings Inc.	4,025,419	423,152
*	Zscaler Inc.	2,079,704	415,338
	NetApp Inc.	6,267,180	415,138
*	IAC/InterActiveCorp	2,138,453	404,916
*	Ceridian HCM Holding Inc.	3,753,218	399,943
*	GoDaddy Inc. Class A	4,724,174	391,870
*	Gartner Inc.	2,399,778	384,420
	Seagate Technology plc	6,177,877	384,017
*	ON Semiconductor Corp.	11,636,638	380,867
*	Black Knight Inc.	4,219,828	372,822
*	Avalara Inc.	2,260,314	372,703
	Entegris Inc.	3,806,555	365,810
*	PTC Inc.	2,957,331	353,726
*	Nuance Communications Inc.	7,997,502	352,610
	NortonLifeLock Inc.	15,901,416	330,431
*	Cree Inc.	3,109,246	329,269
*	Five9 Inc.	1,844,492	321,679
*,1	VMware Inc. Class A	2,239,991	314,181
*	F5 Networks Inc.	1,731,923	304,715
*	Guidewire Software Inc.	2,353,981	303,028
	Universal Display Corp.	1,198,645	275,449
*	Anaplan Inc.	3,550,122	255,076
*	Elastic NV	1,708,195	249,619
*	Aspen Technology Inc.	1,914,746	249,396
*	Inphi Corp.	1,469,715	235,845
*,1	Fastly Inc. Class A	2,596,863	226,888
*	Dynatrace Inc.	5,175,322	223,936
*	Smartsheet Inc. Class A	3,219,997	223,114
*	Proofpoint Inc.	1,633,554	222,833
*	II-VI Inc.	2,929,283	222,508
*	IPG Photonics Corp.	977,416	218,736
*,1	Snowflake Inc. Class A	742,936	209,062
*	Arrow Electronics Inc.	2,133,232	207,563
*	Grubhub Inc.	2,615,044	194,219
*	Blackline Inc.	1,447,960	193,129
*	Manhattan Associates Inc.	1,792,089	188,492
*	Dropbox Inc. Class A	8,492,737	188,454
	DXC Technology Co.	7,242,732	186,500
*	Alteryx Inc. Class A	1,521,546	185,309
	CDK Global Inc.	3,448,714	178,747
*	CACI International Inc. Class A	708,256	176,589
*	Q2 Holdings Inc.	1,388,740	175,717
*	Nutanix Inc. Class A	5,473,647	174,445
*	Lattice Semiconductor Corp.	3,800,644	174,146
*,1	Appian Corp. Class A	1,065,960	172,781
	Jabil Inc.	3,856,359	164,011
*	Silicon Laboratories Inc.	1,234,010	157,139
	Science Applications International Corp.	1,643,152	155,508
*	Pure Storage Inc. Class A	6,762,996	152,911
	Pegasystems Inc.	1,129,930	150,574
*,1	Palantir Technologies Inc. Class A	6,249,528	147,176
	National Instruments Corp.	3,346,903	147,063
*	Everbridge Inc.	976,451	145,560
	Brooks Automation Inc.	2,077,410	140,952
*	FireEye Inc.	6,078,402	140,168
*	Varonis Systems Inc.	848,918	138,892
53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	NCR Corp.	3,614,878	135,811
*	Cirrus Logic Inc.	1,646,133	135,312
*	Semtech Corp.	1,833,678	132,190
*	Sailpoint Technologies Holdings Inc.	2,443,742	130,105
*	LiveRamp Holdings Inc.	1,774,990	129,912
	Power Integrations Inc.	1,577,187	129,109
*	Alarm.com Holdings Inc.	1,241,526	128,436
*,1	Rapid7 Inc.	1,378,147	124,254
	CMC Materials Inc.	816,799	123,582
	Vertiv Holdings Co. Class A	6,515,197	121,639
*	J2 Global Inc.	1,235,606	120,706
*	Envestnet Inc.	1,443,590	118,793
*	Change Healthcare Inc.	6,366,786	118,741
*,1	DoorDash Inc. Class A	811,048	115,777
*	Concentrix Corp.	1,167,943	115,276
*	Qualys Inc.	940,185	114,580
*	Novanta Inc.	937,230	110,799
*	Verint Systems Inc.	1,618,011	108,698
*	Cerence Inc.	1,054,542	105,960
*	SPS Commerce Inc.	974,524	105,824
*	ZoomInfo Technologies Inc. Class A	2,187,872	105,521
*	LivePerson Inc.	1,684,275	104,812
*	Advanced Energy Industries Inc.	1,077,086	104,445
	Xerox Holdings Corp.	4,485,970	104,030
*	New Relic Inc.	1,532,559	100,229
	Avnet Inc.	2,785,073	97,784
*	Tenable Holdings Inc.	1,843,901	96,362
*	Diodes Inc.	1,360,687	95,928
	SYNNEX Corp.	1,167,965	95,119
*	Schrodinger Inc.	1,192,484	94,421
	Perspecta Inc.	3,885,864	93,572
*	FormFactor Inc.	2,151,277	92,548
*	Synaptics Inc.	957,589	92,312
*,1	Magnite Inc.	2,964,093	91,027
*	Upwork Inc.	2,573,898	88,851
*	Workiva Inc. Class A	939,554	86,082
*	Cloudera Inc.	6,101,366	84,870
*	Ambarella Inc.	921,318	84,595
*	Appfolio Inc. Class A	455,315	81,975
*	Rogers Corp.	523,674	81,321
	Blackbaud Inc.	1,400,366	80,605
*	SVMK Inc.	3,145,105	80,357
*	Fabrinet	1,026,369	79,636
*	Cargurus Inc.	2,508,496	79,595
*	MicroStrategy Inc. Class A	201,852	78,430
*	Covetrus Inc.	2,697,087	77,514
	Vishay Intertechnology Inc.	3,695,085	76,525
*,1	Medallia Inc.	2,280,406	75,755
*	Cornerstone OnDemand Inc.	1,718,252	75,672
*	Insight Enterprises Inc.	982,692	74,773
*	Box Inc. Class A	4,140,453	74,735
*	Dun & Bradstreet Holdings Inc.	2,987,979	74,401
*	MACOM Technology Solutions Holdings Inc.	1,306,078	71,887
*	MaxLinear Inc.	1,846,420	70,515
*	Altair Engineering Inc. Class A	1,193,180	69,419
*	CommVault Systems Inc.	1,226,196	67,894
*	Teradata Corp.	2,918,985	65,590
	Xperi Holding Corp.	3,065,750	64,074
*	Yelp Inc. Class A	1,957,421	63,949
*	Plexus Corp.	808,356	63,222
*	Allscripts Healthcare Solutions Inc.	4,368,823	63,086
54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Bottomline Technologies DE Inc.	1,168,062	61,604
*	Onto Innovation Inc.	1,288,476	61,267
*	PagerDuty Inc.	1,455,330	60,687
*	Bandwidth Inc. Class A	380,024	58,398
*	Sanmina Corp.	1,786,384	56,968
	Progress Software Corp.	1,245,567	56,287
*	PROS Holdings Inc.	1,108,190	56,263
*	Rambus Inc.	3,134,645	54,731
*,1	C3.ai Inc. Class A	392,148	54,411
*	NetScout Systems Inc.	1,937,962	53,139
*	Yext Inc.	2,855,171	44,883
	NIC Inc.	1,736,692	44,859
*	Perficient Inc.	928,761	44,255
*	Domo Inc. Class B	690,855	44,056
*	Avaya Holdings Corp.	2,258,693	43,254
	Shutterstock Inc.	598,387	42,904
*	Calix Inc.	1,437,199	42,771
	Cohu Inc.	1,102,045	42,076
*	Virtusa Corp.	816,968	41,772
*	TechTarget Inc.	704,873	41,665
	Switch Inc. Class A	2,510,922	41,104
	Methode Electronics Inc.	1,033,257	39,553
*	TTM Technologies Inc.	2,825,644	38,980
*	Super Micro Computer Inc.	1,224,432	38,766
	CSG Systems International Inc.	845,879	38,124
*,1	Vroom Inc.	925,530	37,919
*	Zuora Inc. Class A	2,708,514	37,730
*,1	PAR Technology Corp.	581,876	36,536
	Amkor Technology Inc.	2,336,274	35,231
*,1	Eventbrite Inc. Class A	1,862,475	33,711
*,1	3D Systems Corp.	3,201,608	33,553
*	Unisys Corp.	1,692,262	33,304
*	Ultra Clean Holdings Inc.	1,056,370	32,906
*	ePlus Inc.	371,584	32,681
*	nLight Inc.	987,993	32,258
*	Upland Software Inc.	672,346	30,854
	Pitney Bowes Inc.	4,950,829	30,497
*	Model N Inc.	828,752	29,570
	Simulations Plus Inc.	409,716	29,467
*	Ping Identity Holding Corp.	1,028,679	29,461
	CTS Corp.	840,180	28,843
*,1	BigCommerce Holdings Inc.	449,417	28,830
	Benchmark Electronics Inc.	1,041,537	28,132
	Ebix Inc.	732,410	27,810
*	nCino Inc.	376,771	27,282
*	SiTime Corp.	238,160	26,657
*	CEVA Inc.	581,701	26,467
*	Groupon Inc. Class A	684,734	26,016
*,1	Duck Creek Technologies Inc.	584,213	25,296
*	SolarWinds Corp.	1,681,433	25,137
*	Axcelis Technologies Inc.	860,737	25,065
*,1	Asana Inc. Class A	840,114	24,825
*	ACM Research Inc. Class A	298,049	24,217
*	Jamf Holding Corp.	802,079	23,998
*,1	JFrog Ltd.	377,144	23,696
*	Ichor Holdings Ltd.	767,627	23,140
*	Veeco Instruments Inc.	1,301,708	22,598
*	Diebold Nixdorf Inc.	2,100,533	22,392
*	Sprout Social Inc. Class A	490,378	22,268
*,1	MicroVision Inc.	4,134,096	22,241
*	Agilysys Inc.	574,541	22,051
55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	Brightcove Inc.	1,169,341	21,516
*	Blucora Inc.	1,342,879	21,365
*	Vertex Inc. Class A	611,530	21,312
*	Allegro MicroSystems Inc.	778,567	20,757
*	Tucows Inc. Class A	274,215	20,262
*	PDF Solutions Inc.	931,347	20,117
	QAD Inc. Class A	316,274	19,982
*	Veritone Inc.	694,171	19,749
*	OneSpan Inc.	953,744	19,723
*	ScanSource Inc.	744,681	19,645
*	Mitek Systems Inc.	1,094,158	19,454
*	Photronics Inc.	1,741,760	19,438
*,1	Digimarc Corp.	409,402	19,340
*,1	Impinj Inc.	458,877	19,213
*	Datto Holding Corp.	667,642	18,026
*	Arlo Technologies Inc.	2,215,758	17,261
*	Endurance International Group Holdings Inc.	1,798,387	16,995
*,1	Cleanspark Inc.	577,643	16,781
*	Avid Technology Inc.	1,010,208	16,032
*,1	Rackspace Technology Inc.	823,919	15,704
	McAfee Corp. Class A	934,729	15,601
	American Software Inc. Class A	886,112	15,215
*	EverQuote Inc. Class A	398,412	14,881
*	PC Connection Inc.	306,096	14,475
*	A10 Networks Inc.	1,391,567	13,721
*	Forrester Research Inc.	324,722	13,606
*	SMART Global Holdings Inc.	357,400	13,449
*	Zix Corp.	1,553,917	13,410
*	Alpha & Omega Semiconductor Ltd.	561,601	13,276
*	Limelight Networks Inc.	3,314,211	13,224
*	Grid Dynamics Holdings Inc.	1,045,337	13,171
*	Benefitfocus Inc.	864,832	12,523
*,1	Sumo Logic Inc.	419,803	11,998
*	ChannelAdvisor Corp.	743,706	11,884
*	NeoPhotonics Corp.	1,252,791	11,388
*	Kimball Electronics Inc.	707,513	11,313
*	TrueCar Inc.	2,656,116	11,156
*	AXT Inc.	1,136,225	10,874
*	DSP Group Inc.	650,307	10,789
*	MediaAlpha Inc. Class A	263,026	10,276
[1]	VirnetX Holding Corp.	1,998,196	10,071
*	Rimini Street Inc.	2,114,460	9,367
	NVE Corp.	164,555	9,245
	Hackett Group Inc.	627,896	9,035
*,1	Intelligent Systems Corp.	224,339	8,998
	Computer Programs & Systems Inc.	319,040	8,563
*	Sciplay Corp. Class A	608,148	8,423
*	Iteris Inc.	1,487,436	8,404
*	Immersion Corp.	738,973	8,343
*	GTY Technology Holdings Inc.	1,591,971	8,246
*,1	Atomera Inc.	476,151	7,661
*	Intevac Inc.	981,720	7,078
*	eGain Corp.	596,002	7,039
*,1	Waitr Holdings Inc.	2,454,700	6,824
*	Quantum Corp.	998,616	6,112
*	SharpSpring Inc.	362,676	5,904
*	Kopin Corp.	2,405,553	5,846
*	EMCORE Corp.	1,045,619	5,699
*	Intellicheck Inc.	493,675	5,630
*	Synchronoss Technologies Inc.	1,188,624	5,587
	Daktronics Inc.	1,181,767	5,531
56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*	CyberOptics Corp.	225,287	5,112
*	Telenav Inc.	1,083,205	5,091
*	Identiv Inc.	583,834	4,963
*	Smith Micro Software Inc.	888,241	4,814
*,1	Asure Software Inc.	655,117	4,651
*,1	Remark Holdings Inc.	2,411,178	4,581
*,1	Red Violet Inc.	175,420	4,580
*	Pixelworks Inc.	1,580,036	4,456
*,1	AudioEye Inc.	170,390	4,401
*,1	Mohawk Group Holdings Inc.	251,864	4,335
*	comScore Inc.	1,737,521	4,326
*	IEC Electronics Corp.	308,196	4,176
*	GSI Technology Inc.	557,494	4,125
*	Intrusion Inc.	226,917	3,998
*	Innodata Inc.	742,072	3,933
*	WidePoint Corp.	382,431	3,866
*	Computer Task Group Inc.	626,143	3,832
*	Qumu Corp.	471,658	3,769
*	Amtech Systems Inc.	580,055	3,701
*	PCTEL Inc.	545,789	3,586
*,1	Unity Software Inc.	23,332	3,581
	QAD Inc. Class B	65,117	3,158
*,1	eMagin Corp.	1,904,150	3,142
	AstroNova Inc.	278,254	2,963
*	SecureWorks Corp. Class A	196,735	2,798
*	Mastech Digital Inc.	169,934	2,702
*	Issuer Direct Corp.	152,104	2,663
*	Park City Group Inc.	532,857	2,552
*,1	XpresSpa Group Inc.	1,969,600	2,344
*,1	Research Frontiers Inc.	820,389	2,305
*	Synacor Inc.	1,661,294	2,259
*	Everspin Technologies Inc.	486,438	2,238
*	Beyond Air Inc.	355,840	1,875
*	Aehr Test Systems	680,666	1,722
*	Key Tronic Corp.	243,876	1,683
*,1	Net Element Inc.	117,351	1,637
*	TransAct Technologies Inc.	229,335	1,628
*	Zedge Inc. Class B	268,160	1,620
*	Support.com Inc.	719,627	1,583
	ARC Document Solutions Inc.	1,009,239	1,494
	Richardson Electronics Ltd.	298,391	1,405
*,1	Boxlight Corp. Class A	917,361	1,404
*	inTEST Corp.	208,654	1,354
*	Kubient Inc.	236,300	1,319
*	NetSol Technologies Inc.	324,689	1,234
*	Verb Technology Co. Inc.	693,689	1,145
	CSP Inc.	129,730	1,003
*,1	Inuvo Inc.	2,177,936	986
*	RealNetworks Inc.	585,135	913
	Bentley Systems Inc. Class B	22,376	906
*	PubMatic Inc. Class A	30,256	846
*,1	Rubicon Technology Inc.	86,789	785
*	One Stop Systems Inc.	190,266	761
*	Data I/O Corp.	180,694	744
*	GSE Systems Inc.	541,861	715
*	QuickLogic Corp.	188,636	715
*	CVD Equipment Corp.	165,351	600
*,1	Cinedigm Corp. Class A	786,863	507
*,1	Super League Gaming Inc.	158,855	450
*,1	Phunware Inc.	352,731	444
*,1	Akerna Corp.	134,888	437
57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
*,1	Exela Technologies Inc.	849,214	353
*,1	American Virtual Cloud Technologies Inc.	42,436	306
*	Aware Inc.	78,895	276
*,1	AutoWeb Inc.	111,035	274
*	BSQUARE Corp.	180,438	274
*	Streamline Health Solutions Inc.	171,772	268
*	CynergisTek Inc.	158,445	230
*	RCM Technologies Inc.	107,460	222
*	Creative Realities Inc.	66,218	85
*	Trio-Tech International	15,180	60
*	Evolving Systems Inc.	27,962	55
			282,169,879
Telecommunications (3.33%)
	Verizon Communications Inc.	116,643,057	6,852,780
	Comcast Corp. Class A	128,700,934	6,743,929
	AT&T Inc.	200,815,347	5,775,449
	Cisco Systems Inc.	107,188,852	4,796,701
*	Charter Communications Inc. Class A	3,944,115	2,609,229
*	T-Mobile US Inc.	15,758,429	2,125,024
	L3Harris Technologies Inc.	5,921,513	1,119,284
*	Roku Inc.	3,070,621	1,019,508
	Motorola Solutions Inc.	4,783,608	813,500
*	Liberty Broadband Corp. Class C	4,930,192	780,795
	Cable One Inc.	153,121	341,111
	CenturyLink Inc.	31,070,409	302,937
*	Altice USA Inc. Class A	7,482,638	283,368
*	Ciena Corp.	4,356,005	230,215
*	DISH Network Corp. Class A	6,891,819	222,881
	Juniper Networks Inc.	9,368,490	210,885
*	Lumentum Holdings Inc.	2,106,602	199,706
*	Iridium Communications Inc.	3,324,046	130,718
*	8x8 Inc.	2,881,707	99,332
*	Viavi Solutions Inc.	6,352,529	95,129
*	Vonage Holdings Corp.	6,547,675	84,301
*	Acacia Communications Inc.	1,090,352	79,552
*	CommScope Holding Co. Inc.	5,588,055	74,880
	Cogent Communications Holdings Inc.	1,200,869	71,896
	Shenandoah Telecommunications Co.	1,333,239	57,663
*	ViaSat Inc.	1,758,974	57,431
	InterDigital Inc.	843,722	51,197
	Telephone & Data Systems Inc.	2,699,939	50,138
	Ubiquiti Inc.	172,945	48,167
*	Infinera Corp.	4,545,267	47,634
*	Liberty Broadband Corp. Class A	300,875	47,412
*,1	fuboTV Inc.	1,524,601	42,689
*	Vocera Communications Inc.	844,500	35,072
*,1	Inseego Corp.	2,230,465	34,505
*,1	NETGEAR Inc.	780,100	31,695
	Plantronics Inc.	1,026,859	27,756
*	EchoStar Corp. Class A	1,306,618	27,687
*	Extreme Networks Inc.	3,343,192	23,035
*	Cincinnati Bell Inc.	1,369,711	20,929
	ADTRAN Inc.	1,400,317	20,683
*	Harmonic Inc.	2,724,490	20,134
*,1	Radius Global Infrastructure Inc.	1,532,200	19,689
*	ORBCOMM Inc.	2,278,995	16,910
*	WideOpenWest Inc.	1,511,832	16,131
*	Digi International Inc.	792,847	14,985
*	Boingo Wireless Inc.	1,156,560	14,711
*	United States Cellular Corp.	448,615	13,768
58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	Comtech Telecommunications Corp.	628,835	13,011
	ATN International Inc.	297,715	12,433
*	Anterix Inc.	321,550	12,090
*	Ribbon Communications Inc.	1,645,351	10,794
*,1	Gogo Inc.	1,109,424	10,684
*	CalAmp Corp.	1,074,172	10,656
*	Consolidated Communications Holdings Inc.	2,003,971	9,799
*	IDT Corp. Class B	758,048	9,369
*	Clearfield Inc.	372,730	9,214
*	Ooma Inc.	634,860	9,142
	Loral Space & Communications Inc.	341,571	7,170
*	Powerfleet Inc.	959,491	7,129
*	KVH Industries Inc.	604,876	6,865
*	DZS Inc.	423,992	6,559
*	Airgain Inc.	362,839	6,451
*	Aviat Networks Inc.	176,705	6,034
*	Genasys Inc.	915,019	5,966
*	Casa Systems Inc.	966,377	5,963
	Spok Holdings Inc.	533,975	5,943
	Alaska Communications Systems Group Inc.	1,587,267	5,857
*	Cambium Networks Corp.	217,737	5,461
*,1	Globalstar Inc.	15,778,403	5,343
*,1	Applied Optoelectronics Inc.	589,543	5,017
*	Hemisphere Media Group Inc. Class A	479,012	4,963
	Bel Fuse Inc. Class B	298,534	4,487
*	RigNet Inc.	627,735	3,697
*	Lantronix Inc.	795,356	3,531
*,1	Resonant Inc.	1,272,191	3,371
*,1	GTT Communications Inc.	808,106	2,885
*	Crexendo Inc.	339,220	2,351
	Communications Systems Inc.	305,247	1,395
	TESSCO Technologies Inc.	206,522	1,289
	Network-1 Technologies Inc.	195,392	721
*	Otelco Inc. Class A	54,417	624
*	SeaChange International Inc.	421,101	590
*	ClearOne Inc.	231,050	524
*	Optical Cable Corp.	62,844	168
*,1	ADDvantage Technologies Group Inc.	47,738	143
*,1,2	FTE Networks Inc.	84,180	126
*	Sonim Technologies Inc.	85,856	62
	Bel Fuse Inc. Class A	2,976	40
	BK Technologies Corp.	1,796	5
			36,021,053
Utilities (2.96%)
	NextEra Energy Inc.	55,222,816	4,260,440
	Duke Energy Corp.	20,741,125	1,899,057
	Southern Co.	29,763,304	1,828,360
	Dominion Energy Inc.	23,012,915	1,730,571
	Waste Management Inc.	11,923,367	1,406,123
	American Electric Power Co. Inc.	13,999,827	1,165,766
	Exelon Corp.	27,459,566	1,159,343
	Sempra Energy	8,158,332	1,039,453
	Xcel Energy Inc.	14,839,637	989,359
	Eversource Energy	9,679,301	837,356
	Public Service Enterprise Group Inc.	14,296,703	833,498
	WEC Energy Group Inc.	8,924,671	821,337
	American Water Works Co. Inc.	5,124,649	786,480
	Waste Connections Inc.	7,423,374	761,415
	Edison International	10,703,071	672,367
	DTE Energy Co.	5,437,910	660,217
59

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
		Shares	Market Value ($000)
	PPL Corp.	21,658,032	610,757
	Consolidated Edison Inc.	8,115,456	586,504
	Entergy Corp.	5,662,675	565,361
	Republic Services Inc. Class A	5,833,544	561,770
	Ameren Corp.	6,954,286	542,852
*	PG&E Corp.	41,867,108	521,664
	CMS Energy Corp.	8,084,235	493,219
	FirstEnergy Corp.	15,269,691	467,405
	AES Corp.	18,751,715	440,665
*	Sunrun Inc.	5,280,276	366,346
	Alliant Energy Corp.	7,059,814	363,792
	Evergy Inc.	6,424,406	356,619
	CenterPoint Energy Inc.	15,355,650	332,296
	Atmos Energy Corp.	3,475,488	331,666
	Essential Utilities Inc.	6,931,715	327,801
	Pinnacle West Capital Corp.	3,183,004	254,481
	NRG Energy Inc.	6,773,350	254,339
	Vistra Corp.	12,775,461	251,166
	NiSource Inc.	10,868,488	249,323
	UGI Corp.	5,875,392	205,404
	OGE Energy Corp.	5,676,624	180,857
*	Stericycle Inc.	2,585,627	179,262
	IDACORP Inc.	1,416,966	136,071
	Ormat Technologies Inc.	1,243,774	112,288
	ONE Gas Inc.	1,438,691	110,448
	PNM Resources Inc.	2,272,132	110,267
	Black Hills Corp.	1,766,520	108,553
	Portland General Electric Co.	2,535,322	108,436
*	Clean Harbors Inc.	1,410,005	107,301
	National Fuel Gas Co.	2,522,195	103,738
	Hawaiian Electric Industries Inc.	2,883,518	102,048
	New Jersey Resources Corp.	2,678,623	95,225
	ALLETE Inc.	1,445,209	89,516
	Southwest Gas Holdings Inc.	1,468,043	89,184
	Spire Inc.	1,362,896	87,280
*	Sunnova Energy International Inc.	1,912,464	86,310
*	Casella Waste Systems Inc. Class A	1,377,129	85,313
	NorthWestern Corp.	1,406,582	82,018
*	Evoqua Water Technologies Corp.	3,011,936	81,262
	American States Water Co.	1,015,616	80,752
	Avangrid Inc.	1,701,596	77,338
	Avista Corp.	1,898,142	76,191
	California Water Service Group	1,350,905	72,989
	MGE Energy Inc.	1,033,406	72,369
	Clearway Energy Inc. Class C	2,092,002	66,798
	South Jersey Industries Inc.	2,843,019	61,267
	SJW Group	810,673	56,228
	Chesapeake Utilities Corp.	459,402	49,712
	Covanta Holding Corp.	3,344,735	43,916
*	Harsco Corp.	2,227,213	40,045
	Northwest Natural Holding Co.	834,506	38,379
	Middlesex Water Co.	490,191	35,524
	US Ecology Inc.	931,571	33,844
	Clearway Energy Inc. Class A	1,136,496	33,583
	Unitil Corp.	428,767	18,982
	York Water Co.	383,888	17,889
*	Pure Cycle Corp.	1,059,152	11,894
	Artesian Resources Corp. Class A	282,564	10,477
*	Heritage-Crystal Clean Inc.	463,395	9,764
*,1	Cadiz Inc.	819,477	8,727
	RGC Resources Inc.	325,370	7,737
60

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2020
				Shares	Market Value ($000)
	Genie Energy Ltd. Class B			1,016,606	7,330
*	Atlantic Power Corp.			2,980,578	6,259
	Global Water Resources Inc.			396,728	5,717
	Spark Energy Inc. Class A			450,852	4,315
*,1	Aqua Metals Inc.			1,242,828	3,729
*	Sharps Compliance Corp.			373,017	3,525
	Advanced Emissions Solutions Inc.			540,444	2,972
*	Fuel Tech Inc.			467,755	1,815
*	Perma-Fix Environmental Services Inc.			289,060	1,726
*,1	Vertex Energy Inc.			1,205,574	858
*	Charah Solutions Inc.			288,382	828
*	Quest Resource Holding Corp.			25,955	59
					31,953,487
Total Common Stocks (Cost $518,935,880)					1,075,207,407
Preferred Stocks (0.00%)
	Air T Funding Pfd., 8.000%, 6/7/24 (Cost $36)			1,727	44
		Coupon
Temporary Cash Investments (0.84%)
Money Market Fund (0.81%)
[6,7]	Vanguard Market Liquidity Fund	0.111%		86,992,558	8,699,256
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.03%)
[8]	United States Treasury Bill	0.116%	1/21/21	162,000	161,996
	United States Treasury Bill	0.106%	1/26/21	213,000	212,993
					374,989
Total Temporary Cash Investments (Cost $9,073,467)					9,074,245
Total Investments (100.33%) (Cost $528,009,383)					1,084,281,696
Other Assets and Liabilities—Net (-0.33%)					(3,569,396)
Net Assets (100%)					1,080,712,300
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,870,567,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $70,112,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,200,627,000 was received for securities on loan, of which $4,167,191,000 is held in Vanguard Market Liquidity Fund and $33,436,000 is held in cash.
8	Securities with a value of $161,996,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
61

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA850 022021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments - investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid- Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary of Vanguard Extended Market Index Fund and statements of assets and liabilities, including the schedules of investments, of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Stock Market Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

VANGUARD INDEX FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: February 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference